UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

2011 SEMIANNUAL REPORT

TIAA-CREF FUNDS
Equity Funds

APRIL 30, 2011
Financial statements (unaudited)

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds on the cover of this report. This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2011. The report includes three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2011.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. Due to the recent changes in the fiscal year-ends for the TIAA-CREF Funds, future Form N-CSR holdings will be available as of October 31 and April 30; Form N-Q filings will be as of January 31 and July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	3

ABOUT THE FUNDS’ BENCHMARKS

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

ACTUAL EXPENSES

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	5

GROWTH & INCOME FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Information technology	19.1
Health care	13.7
Financials	13.3
Industrials	12.4
Energy	11.5
Consumer discretionary	11.2
Consumer staples	10.1
Materials	3.9
Telecommunication services	2.7
Utilities	0.8
Other assets & liabilities, net	1.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	63.6
$4 billion–$15 billion	29.4
Under $4 billion	7.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Growth & Income Fund returned 17.86% for the Institutional Class, compared with the 16.36% return of its benchmark, the S&P 500® Index. For the year ended April 30, 2011, the fund returned 17.93%, versus 17.22% for the index. The table below shows returns for all share classes of the fund.

U.S. stocks continue their upward move

During the six-month period, strong corporate profits, along with the Federal Reserve’s decision to continue purchasing U.S. Treasury securities in an effort to keep interest rates low, encouraged investors and helped drive double-digit gains in the U.S. equity markets. The large-cap stocks that make up the S&P 500 Index rose 5.92% for the first quarter of 2011, marking the third consecutive quarter of positive returns for the index.

          The S&P 500 Index’s return for the six months trailed the 17.65% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. The stronger performance of the Russell index can be attributed to the higher returns of small- and mid-cap stocks that made up more than one-third of its market capitalization at the end of period. The small-cap stocks of the Russell 3000 climbed 23.73%, while mid-cap issues gained 20.67%.

          For the ten years ended April 30, 2011, the S&P 500 Index posted an average annual return of 2.82%, versus 3.64% for the Russell 3000 Index.

The advance of the index is robust and broad-based

For the period, all ten of the benchmark’s industry sectors advanced, with nine scoring double-digit gains. Strong results from three large sectors—financials (up 13.4%), energy (up 36.3%) and industrials (up 21.7%)—helped drive the

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Growth & Income Fund	Inception	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	17.86%	17.93%	6.10%		4.10%
Retirement Class	10/1/2002	17.75	17.68	5.86		3.83	*
Retail Class	3/31/2006	17.72	17.62	6.04		4.04	*
Premier Class	9/30/2009	17.89	17.89	6.08	*	4.08	*

S&P 500 Index	—	16.36	17.22	2.95		2.82

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

benchmark’s double-digit rise. Together, these sectors made up about 40% of the market capitalization of the index on April 30, 2011. Solid contributions from the consumer discretionary, health care and information technology sectors also helped.

          Utilities, traditionally considered a defensive sector because it generally does better when economic growth is slower, was the only sector to record a single-digit gain, returning 6.8%.

Strong stock selections boost performance

The fund outperformed its benchmark by one-and-a-half percentage points primarily on the strength of favorable stock choices in the health care and information technology sectors. Leading the way were out-of-benchmark holdings in drug manufacturers Valeant Pharmaceuticals and Pharmasset. An overweight position in fiber optics maker JDS Uniphase also helped relative results. Nonbenchmark investments in technology companies Sina, Finisar and Polycom further aided relative performance.

          These positive results were partly offset by underweight positions in Boeing and Chevron, whose stock rose 34.6% on the strength of rising energy prices during the period. An overweight in Google and an out-of-benchmark position in JetBlue Airways also trimmed relative returns.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Growth & Income Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,178.55	$2.54
Retirement Class	1,000.00	1,177.54	3.89
Retail Class	1,000.00	1,177.17	3.89
Premier Class	1,000.00	1,178.91	3.35

5% annual hypothetical return
Institutional Class	1,000.00	1,022.46	2.36
Retirement Class	1,000.00	1,021.22	3.61
Retail Class	1,000.00	1,021.22	3.61
Premier Class	1,000.00	1,021.72	3.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class, 0.72% for the Retail Class and 0.62% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	7

INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Industrials	26.9
Materials	20.0
Financials	13.6
Consumer staples	11.9
Health care	10.4
Consumer discretionary	9.0
Information technology	4.2
Utilities	1.6
Energy	1.5
Other assets & liabilities, net	0.9

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 4/30/2011

Germany	24.3
Japan	15.8
United Kingdom	15.5
Switzerland	14.3
Sweden	6.2
France	4.8
Hong Kong	4.4
China	3.7
Macau	3.5
India	3.2
5 other nations	4.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	46.0
$4 billion–$15 billion	41.2
Under $4 billion	12.8

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The International Equity Fund returned 15.43% for the Institutional Class, compared with the 12.71% return of its benchmark, the MSCI EAFE Index. For the year ended April 30, 2011, the fund returned 27.93%, versus 19.18% for the index. The table below shows returns for all share classes of the fund.

Foreign stocks post solid gains but trail U.S. shares

For the six months, the return of the MSCI EAFE Index, which tracks stocks in 22 developed nations outside North America, was nearly five percentage points behind the 17.65% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. The increased value of the euro and pound, particularly in the second half of the period, accounted for nearly half of the EAFE’s return, in terms of dollars. For the period, the index returned 6.74% in terms of local currencies.

          For the ten years ended April 30, 2011, the average annual return of the MSCI EAFE Index was 5.31%, compared with 3.64% for the Russell 3000 Index.

Japan’s earthquake limits the benchmark’s return

European markets were concerned about sovereign debt issues, while Pacific region investors focused on the toll of the earthquake in March on Japan’s economy and on the economies of its regional trading partners. European stocks, which made up about two-thirds of the EAFE’s market capitalization on April 30, 2011, returned 4.1% for the first half of the period and 10.6% for the second half, when increased optimism about Europe’s economic recovery temporarily eased worries over sovereign debt. Conversely, the benchmark’s

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

International Equity Fund*	Inception	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	15.43%	27.93%	2.68%		6.32%
Retirement Class	10/1/2002	15.23	27.63	2.41		5.90	†
Retail Class	3/31/2006	15.24	27.63	2.64		6.44	†
Premier Class	9/30/2009	15.28	27.78	2.62	†	6.29	†

MSCI EAFE Index	—	12.71	19.18	1.54		5.31

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

8	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Pacific segment gained 7.7% in the first half, versus 0.5% in the second half, when Japanese stocks, which made up nearly one-fifth of the index, fell 4.7%. (All returns are in U.S. dollars.)

Strong stock selection lifts performance

Successful stock choices enabled the fund to outperform the MSCI EAFE Index by more than two-and-a-half percentage points for the period. An overweight position in Lanxess, a German chemicals producer whose stock rose 32.2%, was the single largest positive contributor to relative performance. Overweight holdings in Swiss employment agency Adecco and Swedish bearing and lubricant manufacturer SKF also boosted returns.

          The positive effects of these positions were partly offset by less favorable results from an investment in China’s Nine Dragons Paper Holdings, a non-benchmark stock, and from overweight holdings in Chinese export company Li & Fung and German stock exchange Deutsch Börse.

          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

EXPENSE EXAMPLE

Six months ended April 30, 2011

International Equity Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,154.26	$2.83
Retirement Class	1,000.00	1,152.32	4.16
Retail Class	1,000.00	1,152.38	4.16
Premier Class	1,000.00	1,152.78	3.63

5% annual hypothetical return
Institutional Class	1,000.00	1,022.17	2.66
Retirement Class	1,000.00	1,020.93	3.91
Retail Class	1,000.00	1,020.93	3.91
Premier Class	1,000.00	1,021.42	3.41

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.78% for the Retail Class and 0.68% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	9

EMERGING MARKETS EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Financials	23.1
Materials	15.0
Energy	13.3
Information technology	12.4
Consumer discretionary	11.2
Industrials	9.4
Consumer staples	6.6
Telecommunication services	4.6
Health care	1.5
Utilities	1.2
Other assets & liabilities, net	1.7

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 4/30/2011

Korea	15.7
China	15.5
Brazil	14.1
Taiwan	8.5
Russia	7.2
India	7.1
South Africa	5.8
Mexico	4.4
Malaysia	3.1
Hong Kong	2.8
25 other nations	15.8

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	50.7
$4 billion–$15 billion	30.3
Under $4 billion	19.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Emerging Markets Equity Fund returned 8.99% for the Institutional Class, compared with the 9.74% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.

Emerging stocks lag the U.S. and other developed country markets

For the six months, the return of the MSCI Emerging Markets Index trailed the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index, by nearly eight percentage points. It lagged the return of other foreign markets, as represented by the 22 developed nations included in the MSCI EAFE Index, by about three percentage points.

          Returns for U.S. investors were boosted by the strengthening of several foreign currencies, including the Indian rupee, Brazilian real and Korean won, in relation to the dollar. For the period, the benchmark’s return was 4.86% in terms of local currencies, almost exactly half its return in dollars.

Muted returns from Latin America limit the benchmark’s gain

During the period, investors were concerned about rising global inflation, including elevated prices for energy and food. Beginning in January, these worries were heightened by unprecedented political change in North Africa, which raised doubts about the stability of oil supplies in the region.

          The two largest sectors of the index—Asia and Latin America—recorded gains that, though solid, trailed the robust returns of U.S. equities for the six months. Representing almost 60% of the benchmark’s market capitalization on April 30, 2011, the Asian sector returned 9.9%, while Latin America, which made

PERFORMANCE AS OF APRIL 30, 2011

		Total return

Emerging Markets Equity Fund*	Inception	6 months	since inception

Institutional Class	8/31/2010	8.99%	23.71%
Retirement Class	8/31/2010	9.00	23.61
Retail Class	8/31/2010	8.82	23.41
Premier Class	8/31/2010	9.00	23.61

MSCI Emerging Markets Index	8/31/2010	9.74	25.48

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

10	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

up more than one-fifth of the index, returned just 4.1%. In contrast, the segment that includes Europe, the Middle East and Africa, representing another fifth of the index, rose 16.8%. (All returns are in U.S. dollars.)

Stock choices trim the fund’s return

For the period, the fund lagged its benchmark because of unfavorable stock selections, including underweight positions in two Russian companies: energy giant Gazprom and mining behemoth Norilsk Nickel. An out-of-benchmark investment in an equity-linked note that tracked the India market also reduced relative returns.

          These detractors were partly offset by successful selections, such as an out-of-benchmark holding in Chinese online media company Sina and overweight positions in Taiwanese high-tech manufacturing company HTC and Brazilian energy firm Petrobras.

          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Emerging Markets Equity Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,089.92	$4.92
Retirement Class	1,000.00	1,090.00	6.22
Retail Class	1,000.00	1,088.23	6.94
Premier Class	1,000.00	1,090.00	5.70

5% annual hypothetical return
Institutional Class	1,000.00	1,020.08	4.76
Retirement Class	1,000.00	1,018.84	6.01
Retail Class	1,000.00	1,018.15	6.71
Premier Class	1,000.00	1,019.34	5.51

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.95% for the Institutional Class, 1.20% for the Retirement Class, 1.34% for the Retail Class and 1.10% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	11

LARGE-CAP GROWTH FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Information technology	29.7
Consumer discretionary	19.3
Industrials	14.5
Health care	10.6
Energy	8.6
Financials	7.1
Materials	6.6
Consumer staples	3.0
Other assets & liabilities, net	0.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	65.7
$4 billion–$15 billion	32.8
Under $4 billion	1.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Large-Cap Growth Fund returned 13.98% for the Institutional Class, compared with the 16.96% return of its benchmark, the Russell 1000® Growth Index. For the year ended April 30, 2011, the fund returned 16.93%, versus 20.87% for the index. The table below shows returns for all share classes of the fund.

Large-cap growth stocks lag the broad market and large-cap value issues

For the six-month period, large-cap growth stocks produced a double-digit gain but failed to keep pace with the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Outsized returns from small- and mid-cap stocks, which made up more than one-third of the broad index at the end of the period, lifted the performance of the Russell 3000.

          Large-cap growth stocks also lagged large-cap value issues, which gained 17.29%. Within the growth category, large caps trailed both mid- and small-cap stocks, which advanced 22.62% and 27.07%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes).

          For the five years ended April 30, 2011, the Russell 1000 Growth Index generated an average annual return of 5.06%, easily outpacing both the 3.33% gain of the Russell 3000 Index and the 1.40% return of the Russell 1000 Value Index.

Energy is key to the benchmark’s gain

During the period, all nine industry sectors of the Russell 1000 Growth Index produced double-digit gains. The benchmark’s advance was fueled by outsized returns from the energy sector (up 35.4%), which climbed as political change in the oil-producing North African and Middle East regions raised concerns about future supply and sent oil prices soaring.

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Large-Cap Growth Fund	Inception	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	13.98%	16.93%	4.31%		4.03%
Retirement Class	3/31/2006	13.88	16.72	4.05		3.77
Retail Class	3/31/2006	13.89	16.72	4.11		3.84
Premier Class	9/30/2009	13.93	16.76	4.27	*	4.00	*

Russell 1000 Growth Index	3/31/2006	16.96	20.87	5.06		4.94

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

12	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

          Strong contributions also came from the producer durables, technology and health care sectors, which rose 23.0%, 10.4% and 15.5%, respectively. Together, these three sectors made up more than half of the benchmark’s market capitalization on April 30, 2011. The benchmark’s second-largest sector—consumer discretionary—rose 14.8% and made a significant contribution to index returns as well.

          Four of the benchmark’s five largest stocks recorded double-digit gains. Exxon Mobil, the benchmark’s largest holding in terms of market capitalization at period-end, posted a 33.9% return. Apple, IBM and Oracle turned in strong gains of 16.3%, 19.8% and 22.8%, respectively, while Microsoft fell 1.6%.

Stock choices trim the fund’s relative performance

The fund underperformed its benchmark because of several unfavorable stock choices. Among the largest detractors were overweight holdings in Google, MasterCard, biotechnology company Celgene and Internet service provider Akamai Technologies. The exclusion of Exxon Mobil, whose share price rose along with those of other energy stocks, also was a drag on relative performance.

          These negative effects were partly offset by other holdings that aided the fund’s relative returns. Chief among these were overweights in communications equipment provider Polycom, oil and gas exploration company Concho Resources and medical device manufacturer Intuitive Surgical. Out-of-benchmark positions in energy company National Oilwell Varco and Chinese online search engine Baidu also aided the fund’s relative results, as did the avoidance of Microsoft.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Large-Cap Growth Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,139.81	$2.60
Retirement Class	1,000.00	1,138.80	3.92
Retail Class	1,000.00	1,138.88	4.24
Premier Class	1,000.00	1,139.27	3.39

5% annual hypothetical return
Institutional Class	1,000.00	1,022.36	2.46
Retirement Class	1,000.00	1,021.12	3.71
Retail Class	1,000.00	1,020.83	4.01
Premier Class	1,000.00	1,021.62	3.21

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.80% for the Retail Class and 0.64% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	13

LARGE-CAP VALUE FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Financials	23.1
Health care	13.0
Energy	11.4
Industrials	11.4
Information technology	9.3
Consumer staples	8.7
Consumer discretionary	8.3
Utilities	5.0
Telecommunication services	4.5
Materials	3.2
Other assets & liabilities, net	2.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	62.2
$4 billion–$15 billion	23.3
Under $4 billion	14.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Large-Cap Value Fund returned 17.86% for the Institutional Class, compared with the 17.29% return of its benchmark, the Russell 1000® Value Index. For the year ended April 30, 2011, the fund returned 15.96%, versus 15.24% for the index. The table below shows returns for all share classes of the fund.

Large-cap value stocks lag the broad market but top large-cap growth

For the six-month period, large-cap value stocks trailed the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Outsized returns from mid- and small-cap stocks, which made up more than one-third of the Russell 3000 at the end of the period, lifted the performance of the broad index.

          However, after lagging for the previous six-month period, large-cap value issues outperformed the 16.96% return of large-cap growth shares. Within the value category, large caps trailed both mid- and small-cap stocks, which climbed 18.95% and 20.31%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes).

          For the five years ended April 30, 2011, the Russell 1000 Value Index returned an average annual 1.40%, trailing both the 3.33% return of the Russell 3000 Index and the 5.06% gain of the Russell 1000 Growth Index.

Energy sector fuels the benchmark’s rise

For the period, all nine industry sectors of the Russell 1000 Value Index recorded double-digit gains. Energy stocks (up 38.0%) led the way, as political change in the oil-producing North African and Middle East regions raised concerns about future supply and sent oil prices soaring. Other sectors making significant contributions to the index’s advance were financial services, the benchmark’s

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Large-Cap Value Fund	Inception	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	17.86%	15.96%	2.16%		9.63%
Retirement Class	10/1/2002	17.74	15.64	1.92		9.37
Retail Class	10/1/2002	17.68	15.63	2.02		9.41
Premier Class	9/30/2009	17.72	15.72	2.11	*	9.60	*

Russell 1000 Value Index	10/1/2002	17.29	15.24	1.40		8.35

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

14	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

largest sector (up 13.0%); health care (up 15.7%); and producer durables (up 20.6%). These four sectors made up more than 60% of the index’s market capitalization on April 30, 2011.

          Utilities and consumer staples—defensive sectors that typically do better when economic growth is slower—posted the smallest gains. They returned 10.8% and 10.2%, respectively.

          Four of the five largest stocks in the Russell 1000 Value Index posted double-digit gains for the six months. Chevron, the index’s largest individual component in terms of market capitalization at period-end, soared 34.6%. Pfizer, JPMorgan Chase and AT&T returned 22.9%, 22.1% and 12.3%, respectively. Only Procter & Gamble recorded a single-digit gain, returning 3.7%.

Stock selections lift the fund above its benchmark

The fund outperformed its benchmark because of a number of advantageous stock choices. Avoiding Berkshire Hathaway boosted results, since that company’s insurance unit experienced steep losses during the first quarter of 2011 as a result of the Japanese earthquake and other natural disasters. Positions in two nonbenchmark stocks—building products manufacturer Georgia Gulf and auto parts maker American Axle—also boosted returns, as did overweight holdings in coal and natural gas producer Walter Energy and energy supplier Weatherford International.

          These positive effects were partly offset by less favorable selections, including overweight positions in AOL, Xerox and PepsiCo. Underweighting Chevron, whose share price rose along with those of other energy stocks, detracted from results as well.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Large-Cap Value Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,178.55	$2.54
Retirement Class	1,000.00	1,177.38	3.89
Retail Class	1,000.00	1,176.79	3.83
Premier Class	1,000.00	1,177.16	3.35

5% annual hypothetical return
Institutional Class	1,000.00	1,022.46	2.36
Retirement Class	1,000.00	1,021.22	3.61
Retail Class	1,000.00	1,021.27	3.56
Premier Class	1,000.00	1,021.72	3.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class, 0.71% for the Retail Class and 0.62% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	15

MID-CAP GROWTH FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Information technology	22.0
Consumer discretionary	20.2
Industrials	16.6
Health care	13.7
Financials	8.2
Materials	7.8
Energy	5.0
Consumer staples	5.0
Telecommunication services	1.2
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	11.2
$4 billion–$15 billion	52.4
Under $4 billion	36.4

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Mid-Cap Growth Fund returned 23.51% for the Institutional Class, compared with the 22.62% return of its benchmark, the Russell Midcap® Growth Index. For the year ended April 30, 2011, the fund returned 30.80%, versus 27.40% for the index. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks outpace the broad market

For the six-month period, the mid-cap growth category easily outperformed the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Strong corporate profits and the Federal Reserve’s decision to continue purchasing U.S. Treasury securities in an effort to keep interest rates low encouraged investors and helped to drive double-digit equity returns.

          Within the growth category, mid-cap stocks outperformed the 16.96% return of large-cap equities but lagged the 27.07% advance of small-cap stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended April 30, 2011, the Russell Midcap Growth Index posted an average annual gain of 5.59%—more than two percentage points higher than the 3.33% return of the Russell 3000 Index.

Three largest sectors drive the benchmark’s gain

During the period, all nine industry sectors of the Russell Midcap Growth Index posted double-digit advances. The benchmark’s three largest sectors—consumer discretionary (up 22.5%), technology (up 17.9%) and producer durables (up 23.6%)—made significant contributions to the benchmark’s return. Together, these three sectors made up almost 60% of the benchmark’s market capitalization on April 30, 2011. Strong gains from the energy, health care and

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Mid-Cap Growth Fund	Inception	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	23.51%	30.80%	5.92%		13.29%
Retirement Class	10/1/2002	23.41	30.49	5.66		12.98
Retail Class	10/1/2002	23.37	30.43	5.71		13.01
Premier Class	9/30/2009	23.43	30.58	5.87	*	13.26	*

Russell Midcap Growth Index	10/1/2002	22.62	27.40	5.59		12.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

16	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

financial services sectors, which rose 38.5%, 23.5% and 19.8%, respectively, also boosted index returns.

          For the period, four of the five largest stocks in the benchmark produced double-digit gains. Online travel service provider Priceline.com led the way with a 45.2% advance, followed by measurement company Agilent Technologies, which rose 43.4%. Next was power generation equipment manufacturer Cummins and fashion accessories maker Coach, which gained 37.1% and 20.3%, respectively. Only data management company NetApp posted a loss; it fell 2.1%.

Stock selections produce outperformance

The fund outpaced its benchmark by almost one percentage point on the strength of numerous successful stock selections. These included out-of-benchmark positions in information technology firms Rackspace Hosting, VeriFone Systems and Ariba. Overweight holdings in Green Mountain Coffee Roasters (up 103.0%) and in coal and natural gas producer Walter Energy (up 57.4%) also boosted relative results, as did a nonbenchmark position in retirement plan provider Financial Engines.

          The positive effects of these positions were partly offset by less favorable returns from several out-of-benchmark holdings, including Monro Muffler Brake, image provider DigitalGlobe, Danish jewelry maker Pandora and materials company STR Holdings. The exclusion of information technology companies Altera (up 56.4%) and Nvidia (up 66.4%) also lowered relative results.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Mid-Cap Growth Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,235.06	$2.72
Retirement Class	1,000.00	1,234.14	4.10
Retail Class	1,000.00	1,233.74	4.04
Premier Class	1,000.00	1,234.32	3.55

5% annual hypothetical return
Institutional Class	1,000.00	1,022.36	2.46
Retirement Class	1,000.00	1,021.12	3.71
Retail Class	1,000.00	1,021.17	3.66
Premier Class	1,000.00	1,021.62	3.21

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.73% for the Retail Class and 0.64% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	17

MID-CAP VALUE FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Financials	24.7
Consumer discretionary	11.7
Energy	11.4
Industrials	10.8
Materials	8.4
Health care	7.5
Utilities	6.9
Information technology	6.5
Consumer staples	6.5
Telecommunication services	2.8
Other assets & liabilities, net	2.8

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	21.2
$4 billion–$15 billion	55.8
Under $4 billion	23.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Mid-Cap Value Fund returned 19.82% for the Institutional Class, compared with the 18.95% return of its benchmark, the Russell Midcap® Value Index. For the year ended April 30, 2011, the fund returned 21.19%, versus 19.84% for the index. The table below shows returns for all share classes of the fund.

Mid-cap value stocks top the broad market

For the six-month period, the mid-cap value category generated a strong gain and outperformed the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Strong corporate profits and the Federal Reserve’s decision to continue purchasing U.S. Treasury securities in an effort to keep interest rates low encouraged investors and helped to drive double-digit equity returns.

          Within the value category, mid-cap stocks outpaced the 17.29% return of large-cap issues but trailed the 20.31% return of small-cap shares over the six months. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended April 30, 2011, the mid-cap value category produced an average annual return of 4.34%—one percentage point higher than the 3.33% return of the Russell 3000 Index over the same period.

Financials and energy drive the benchmark’s rise

For the period, all nine industry sectors of the Russell Midcap Value Index posted double-digit gains. Financial services, the benchmark’s largest sector in terms of market capitalization on April 30, 2011, gained 15.9%. Energy, the

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Mid-Cap Value Fund	Inception	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	19.82%	21.19%	5.13%		13.56%
Retirement Class	10/1/2002	19.74	20.88	4.88		13.24
Retail Class	10/1/2002	19.66	20.90	4.97		13.31
Premier Class	9/30/2009	19.78	21.00	5.07	*	13.52	*

Russell Midcap Value Index	10/1/2002	18.95	19.84	4.34		12.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

benchmark’s third-largest sector, rose 36.7%. Together, these two sectors made up more than 40% of the index at the end of the period.

          Other sectors that contributed to the benchmark’s strong return included producer durables (up 18.1%) and consumer discretionary (up 19.6%). Together, these two sectors made up about one-fifth of the benchmark at period-end. The weakest return came from the utilities sector, which rose 11.3%.

          With the exception of telecommunications company CenturyLink (up 1.9%), the five largest stocks in the benchmark, in terms of market capitalization, delivered strong results. Spectra Energy, Peabody Energy, Noble Energy and FirstEnergy gained 24.7%, 26.7%, 18.6% and 13.3%, respectively. All four stocks rallied as a result of surging oil prices.

Stock choices boost the fund’s relative return

For the period, the fund produced a strong absolute return and outperformed its benchmark, partly on the strength of a number of well-performing stock selections. These included overweight positions in coal and natural gas producer Walter Energy and engineering company KBR. Out-of-benchmark holdings in building products manufacturer Georgia Gulf, oil and gas exploration company Concho Resources and Limited Brands, the parent company of Victoria’s Secret, also aided relative results.

          These positive contributions were partly offset by less favorable stock choices. Chief among these were overweight positions in Alberto-Culver, which announced it would be acquired by consumer products giant Unilever, airline United Continental and Frontier Communications. Several nonbenchmark stocks, including materials company Airgas and utility PG&E, also lowered relative returns, as did the exclusion of Valero Energy.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Mid-Cap Value Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,198.18	$2.51
Retirement Class	1,000.00	1,197.37	3.87
Retail Class	1,000.00	1,196.64	3.70
Premier Class	1,000.00	1,197.80	3.32

5% annual hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Retirement Class	1,000.00	1,021.27	3.56
Retail Class	1,000.00	1,021.42	3.41
Premier Class	1,000.00	1,021.77	3.06

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.71% for the Retirement Class, 0.68% for the Retail Class and 0.61% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	19

SMALL-CAP EQUITY FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 4/30/2011

Information technology	20.6
Financials	18.0
Industrials	14.7
Consumer discretionary	13.1
Health care	11.9
Energy	7.4
Materials	6.5
Utilities	3.0
Consumer staples	2.7
Telecommunication services	1.1
Other assets & liabilities, net	1.0

Total	100.0

HOLDINGS BY COMPANY SIZE

Market	% of equity investments
capitalization	as of 4/30/2011

$4 billion–$15 billion	4.2
Under $4 billion	95.8

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Small-Cap Equity Fund returned 23.71% for the Institutional Class, compared with the 23.73% return of its benchmark, the Russell 2000® Index. For the year ended April 30, 2011, the fund returned 24.37%, versus 22.20% for the index. The table below shows returns for all share classes of the fund.

Small caps top the broad market

For the six-month period, small-cap stocks generated a strong gain and outpaced the 17.65% return of the overall U.S. stock market, as measured by the Russell 3000® Index, by more than six percentage points. Strong corporate profits and the Federal Reserve’s decision to continue purchasing U.S. Treasury securities in an effort to keep interest rates low encouraged investors and helped drive double-digit equity returns.

          Within the small-cap category, growth stocks led the way, climbing 27.07%, while their value counterparts rose 20.31%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Small-cap stocks also outperformed the broad market over the longer term. For the five years ended April 30, 2011, the Russell 2000 Index produced an average annual return of 3.89%, versus 3.33% for the Russell 3000 Index.

Technology, health care and energy lead the way

During the period, all nine industry sectors of the Russell 2000 Index posted double-digit gains. The largest contributions to performance came from technology (up 27.5%), health care (up 29.3%) and energy (up 50.5%).

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Small-Cap Equity Fund*	Inception	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	23.71%	24.37%	3.34%		11.78%
Retirement Class	10/1/2002	23.54	24.02	3.10		11.47
Retail Class	10/1/2002	23.56	24.04	3.15		11.58
Premier Class	9/30/2009	23.60	24.17	3.29	†	11.74	†

Russell 2000 Index	10/1/2002	23.73	22.20	3.89		11.91

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

20	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Together, these three sectors made up more than one-third of the benchmark’s market capitalization on April 30, 2011. Strong advances from financial services (up 15.5%), consumer discretionary (up 20.7%) and producer durables (up 21.6%) also drove the benchmark higher.

          The smallest gain came from utility stocks, traditionally considered a defensive sector because it generally does better when economic growth is slower; they returned 13.0%.

          The five largest stocks in the Russell 2000 Index all recorded exceptional gains. In descending order of market capitalization at period-end, the index’s five largest stocks and their returns were as follows: Tibco Software (up 56.0%), Riverbed Technology (up 22.1%), electronic payment provider VeriFone Systems (up 62.1%), information firm Rackspace Hosting (up 85.1%) and oil and gas company Brigham Exploration (up 58.8%).

Fund performance closely tracks benchmark

For the period, the fund produced a strong return that was in line with the performance of its benchmark. Leading positive contributors to relative results included overweight positions in four energy companies: Basic Energy Services, Pioneer Drilling, W&T Offshore and Stone Energy. Overweight holdings in U.S. network equipment provider Acme Packet and biopharmaceutical company Exelixis also boosted the fund’s relative results.

          The positive effects of these holdings were offset by less favorable returns from overweight investments in Comtech Telecommunications, power conversion provider Power-One and restaurant chain P.F. Chang’s China Bistro. The exclusion of two pharmaceutical companies—Pharmasset and InterMune—both of which produced triple-digit gains, also trimmed relative results.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Small-Cap Equity Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,237.07	$2.55
Retirement Class	1,000.00	1,235.45	3.88
Retail Class	1,000.00	1,235.56	3.99
Premier Class	1,000.00	1,236.02	3.33

5% annual hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Retirement Class	1,000.00	1,021.32	3.51
Retail Class	1,000.00	1,021.22	3.61
Premier Class	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.70% for the Retirement Class, 0.72% for the Retail Class and 0.60% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	21

ENHANCED INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 4/30/2011

Financials	25.2
Industrials	12.6
Materials	11.1
Consumer discretionary	10.1
Consumer staples	9.6
Energy	8.3
Health care	7.9
Telecommunication services	5.3
Utilities	4.7
Information technology	4.5
Other assets & liabilities, net	0.7

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments
as of 4/30/2011

Japan	19.2
United Kingdom	18.1
France	9.8
Germany	9.3
Australia	8.8
Switzerland	8.0
Netherlands	5.1
Spain	3.5
Sweden	3.0
Hong Kong	2.7
15 other nations	12.5

Total	100.0

HOLDINGS BY COMPANY SIZE

Market	% of equity investments
capitalization	as of 4/30/2011

Over $15 billion	68.6
$4 billion–$15 billion	27.1
Under $4 billion	4.3

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Enhanced International Equity Index Fund returned 13.81%, compared with the 12.71% return of its benchmark, the MSCI EAFE Index. For the year ended April 30, 2011, the fund returned 22.23%, versus 19.18% for the index.

Foreign stocks post solid gains but trail U.S. shares

For the six months, the return of the MSCI EAFE Index, which tracks stocks in 22 developed nations outside North America, significantly lagged the 17.65% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. The increased value of the euro and pound, particularly in the second half of the period, accounted for nearly half of the EAFE’s return, in terms of dollars. For the period, the index returned 6.74% in terms of local currencies.

Japan’s earthquake limits the benchmark’s return

European markets were concerned about sovereign debt issues, while Pacific region investors focused on the toll of the earthquake in March on Japan’s economy and on the economies of its regional trading partners. European stocks returned 4.1% for the first half of the period and 10.6% for the second half, when increased optimism about the continent’s economic recovery temporarily eased worries over sovereign debt. Conversely, the benchmark’s Pacific segment gained 7.7% in the first half, versus 0.5% in the second half, when Japanese stocks fell 4.7%. (All returns are in U.S. dollars.)

PERFORMANCE AS OF APRIL 30, 2011

Enhanced International Equity Index Fund*		Total return		Average annual total return

	Inception	6 months	1 year	since inception

Institutional Class	11/30/2007	13.81%	22.23%	–4.79%

MSCI EAFE Index	11/30/2007	12.71	19.18	–4.29

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

22	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Successful stock selection boosts relative performance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the six-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s performance, but the net result was to lift the fund’s return above that of its benchmark. Among the positions that helped relative performance were an underweight holding in Tokyo Electric Power and overweights in Swedish industrial equipment manufacturer Atlas Copco, German electronics manufacturer Siemens and the Netherlands’ Philips Electronics.

          Partly offsetting these positive results were an out-of-benchmark position in global drug manufacturer AstraZeneca and overweights in Spanish clothing retailer Industria de Diseño Textil and Italian banking group Intesa Sanpaolo.

          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Enhanced International Equity Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,138.09	$2.76

5% annual hypothetical return
Institutional Class	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.52% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	23

ENHANCED LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 4/30/2011

Information technology	30.1
Consumer discretionary	15.3
Industrials	13.0
Energy	12.4
Health care	9.9
Consumer staples	9.0
Materials	5.0
Financials	4.9
Telecommunication services	0.3
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market	% of equity investments
capitalization	as of 4/30/2011

Over $15 billion	62.5
$4 billion–$15 billion	31.9
Under $4 billion	5.6

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Enhanced Large-Cap Growth Index Fund returned 17.52%, compared with the 16.96% return of its benchmark, the Russell 1000® Growth Index. For the year ended April 30, 2011, the fund returned 21.13%, versus 20.87% for the index.

Large-cap growth stocks lag the broad market and large-cap value issues

For the six-month period, large-cap growth stocks produced a double-digit gain but failed to keep pace with the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Outsized returns from small- and mid-cap stocks, which made up more than one-third of the broad index at the end of the period, lifted the performance of the Russell 3000.

          Large-cap growth stocks also lagged large-cap value issues, which gained 17.29%. Within the growth category, large caps trailed both mid- and small-cap stocks, which advanced 22.62% and 27.07%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes).

Energy is key to the benchmark’s gain

During the period, all nine industry sectors of the Russell 1000 Growth Index produced double-digit gains. The benchmark’s advance was fueled by outsized returns from the energy sector (up 35.4%), which climbed as political change in the oil-producing North African and Middle East regions raised concerns about future supply and sent oil prices soaring.

          Strong contributions also came from the producer durables, technology and health care sectors, which rose 23.0%, 10.4% and 15.5% respectively. Together, these three sectors made up more than half of the benchmark’s total market

PERFORMANCE AS OF APRIL 30, 2011

Enhanced Large-Cap Growth Index Fund		Total return		Average annual total return

	Inception	6 months	1 year	since inception

Institutional Class	11/30/2007	17.52%	21.13%	2.40%

Russell 1000 Growth Index	11/30/2007	16.96	20.87	2.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

24	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

capitalization on April 30, 2011. The benchmark’s second-largest sector—consumer discretionary—rose 14.8% and made a significant contribution to index returns as well.

          Four of the benchmark’s five largest stocks recorded double-digit gains. Exxon Mobil, the benchmark’s largest holding in terms of market capitalization at period-end, posted a 33.9% return. Apple, IBM and Oracle turned in strong gains of 16.3%, 19.8% and 22.8%, respectively, while Microsoft fell 1.6%.

Stock selections boost the fund’s relative results

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the six-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s performance, but the net result was to lift the fund’s return above its benchmark’s. Among the largest positive contributors to the fund’s return were overweight positions in St. Jude Medical, Cimarex Energy and semiconductor manufacturer Altera. Underweighting technology giants Cisco Systems (down 23.1%) and Hewlett-Packard (down 3.6%) also helped relative results.

          Stock choices that detracted from relative performance included overweight positions in Target, hotel operator Marriott International and biotechnology companies Celgene and Gilead Sciences. Underweight holdings in information technology company EMC and agricultural giant Monsanto also detracted slightly from the fund’s relative return.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Enhanced Large-Cap Growth Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,175.18	$1.94

5% annual hypothetical return
Institutional Class	1,000.00	1,023.01	1.81

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	25

ENHANCED LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 4/30/2011

Financials	25.2
Energy	14.4
Health care	13.4
Consumer discretionary	10.1
Industrials	8.4
Consumer staples	7.4
Information technology	7.1
Utilities	5.8
Telecommunication services	5.2
Materials	3.0

Total	100.0

HOLDINGS BY COMPANY SIZE

Market	% of equity investments
capitalization	as of 4/30/2011

Over $15 billion	56.4
$4 billion–$15 billion	30.7
Under $4 billion	12.9

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Enhanced Large-Cap Value Index Fund returned 17.19%, compared with the 17.29% return of its benchmark, the Russell 1000® Value Index. For the year ended April 30, 2011, the fund returned 15.10%, versus 15.24% for the index.

Large-cap value stocks lag the broad market but top large-cap growth

For the six-month period, large-cap value stocks trailed the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Outsized returns from mid- and small-cap stocks, which made up more than one-third of the Russell 3000 at the end of the period, lifted the performance of the broad index.

          However, after lagging for the previous six-month period, large-cap value issues outperformed the 16.96% return of large-cap growth shares. Within the value category, large caps trailed both mid- and small-cap stocks, which climbed 18.95% and 20.31%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes).

Energy sector fuels the benchmark’s rise

For the period, all nine industry sectors of the Russell 1000 Value Index recorded double-digit gains. Energy stocks (up 38.0%) led the way, as political change in the oil-producing North African and Middle East regions raised concerns about future supply and sent oil prices soaring. Other sectors making significant contributions to the index’s advance were financial services, the benchmark’s largest sector (up 13.0%); health care (up 15.7%); and producer durables (up 20.6%). These four sectors made up more than 60% of the index’s market capitalization on April 30, 2011.

PERFORMANCE AS OF APRIL 30, 2011

Enhanced Large-Cap Value Index Fund		Total return		Average annual total return

	Inception	6 months	1 year	since inception

Institutional Class	11/30/2007	17.19%	15.10%	–1.84%

Russell 1000 Value Index	11/30/2007	17.29	15.24	–1.64

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

26	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

          Utilities and consumer staples—defensive sectors that generally do better when economic growth is slower—posted the smallest gains. They returned 10.8% and 10.2%, respectively.

          Four of the five largest stocks in the Russell 1000 Value Index posted double-digit gains for the six months. Chevron, the index’s largest individual component, in terms of market capitalization at period-end, soared 34.6%. Pfizer, JPMorgan Chase and AT&T returned 22.9%, 22.1% and 12.3%, respectively. Only Procter & Gamble recorded a single-digit gain, returning 3.7%.

Stock choices keep the fund’s return near its benchmark’s

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the six-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s performance, but the net result was that the fund underperformed its benchmark slightly. Among the largest positive contributors to the fund’s return versus its benchmark’s were overweight positions in semiconductor manufacturer Vishay Intertechnology, UnitedHealth Group, Chevron and ConocoPhillips. An underweight in Bank of America aided relative results as well.

          Security selections that detracted from relative returns included overweight holdings in Goldman Sachs and in technology firms AOL and Lexmark International. Underweights in energy companies Baker Hughes and Marathon Oil also dampened returns slightly.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Enhanced Large-Cap Value Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,171.89	$1.94

5% annual hypothetical return
Institutional Class	1,000.00	1,023.01	1.81

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	27

SOCIAL CHOICE EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Information technology	16.5
Financials	15.6
Consumer discretionary	12.7
Industrials	11.6
Health care	11.2
Energy	10.7
Consumer staples	9.0
Materials	5.4
Utilities	4.2
Telecommunication services	2.1
Other assets & liabilities, net	1.0

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	68.0
$4 billion–$15 billion	23.0
Under $4 billion	9.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Social Choice Equity Fund returned 15.79% for the Institutional Class, compared with the 17.65% return of its benchmark, the Russell 3000® Index. For the year ended April 30, 2011, the fund returned 16.02%, versus 18.35% for the index. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark does not.

Exclusion of energy stocks hurts returns

Because of its social screens, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the six-month period, but the net effect was to decrease the fund’s return relative to that of its benchmark.

          The main drag on returns was the exclusion of a number of well-performing energy companies. With oil prices rising, energy was the best-performing sector of the fund’s benchmark index; it climbed 37.3%. The absence of Exxon Mobil (up 33.9%), Chevron (up 34.6%), Occidental Petroleum (up 46.6%) and ConocoPhillips (up 34.0%) detracted from the fund’s relative performance. The exclusion of General Electric, which rose 29.5%, further trimmed results.

          The effects of these detractors were partly offset by the fund’s avoidance of three large-cap financial companies, Goldman Sachs, Berkshire Hathaway and Bank of America, all of which lagged the Russell 3000 Index for the period. The absence of Wal-Mart, which rose just 2.8%, also helped the fund’s relative performance.

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Social Choice Equity Fund	Inception	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	15.79%	16.02%	3.61%		3.86%
Retirement Class	10/1/2002	15.76	15.76	3.38		3.58	*
Retail Class	3/31/2006	15.67	15.79	3.47		3.79	*
Premier Class	9/30/2009	15.77	15.88	3.53	*	3.82	*

Russell 3000 Index	—	17.65	18.35	3.33		3.64

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

28	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Statistical techniques help to limit the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          During the six-month period, the fund’s performance was adversely affected by overweight holdings in two technology giants, Cisco Systems and Google, which fell 23.1% and 11.3%, respectively. Overweight positions in Target (down 4.6%) and biotechnology company Amgen (down 0.6%) also hurt the fund’s relative returns.

          Partially offsetting the negative effects of these holdings was an overweight position in Marathon Oil, which rose 53.8% on the strength of advancing energy prices. Other overweights that contributed to the fund’s relative performance were holdings in Devon Energy, software maker Oracle and oil and gas drilling equipment provider National Oilwell Varco.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Social Choice Equity Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,157.95	$1.02
Retirement Class	1,000.00	1,157.59	2.35
Retail Class	1,000.00	1,156.71	2.09
Premier Class	1,000.00	1,157.67	1.82

5% annual hypothetical return
Institutional Class	1,000.00	1,023.85	0.95
Retirement Class	1,000.00	1,022.61	2.21
Retail Class	1,000.00	1,022.86	1.96
Premier Class	1,000.00	1,023.11	1.71

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.19% for the Institutional Class, 0.44% for the Retirement Class, 0.39% for the Retail Class and 0.34% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	29

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$7,045,154	0.3%

BANKS
279,962		PNC Financial Services Group, Inc	17,452,831	0.8
1,446,677		Wells Fargo & Co	42,112,768	1.8
		Other	29,945,028	1.3

			89,510,627	3.9

CAPITAL GOODS
172,237		Caterpillar, Inc	19,877,873	0.9
212,027		Dover Corp	14,426,317	0.6
1,854,853		General Electric Co	37,931,744	1.7
198,389		Goodrich Corp	17,531,636	0.8
445,138		Honeywell International, Inc	27,255,799	1.2
95,273		Precision Castparts Corp	14,721,584	0.6
		Other	68,381,530	2.9

			200,126,483	8.7

COMMERCIAL & PROFESSIONAL SERVICES
191,510	*	Stericycle, Inc	17,481,033	0.8
		Other	5,700,283	0.2

			23,181,316	1.0

CONSUMER DURABLES & APPAREL			64,877,784	2.9

CONSUMER SERVICES
459,874		Starbucks Corp	16,642,840	0.8
		Other	21,455,685	0.9

			38,098,525	1.7

DIVERSIFIED FINANCIALS
6,237,969	*	Citigroup, Inc	28,632,278	1.3
54,158		CME Group, Inc	16,018,312	0.7
124,316		Goldman Sachs Group, Inc	18,772,959	0.8
1,029,425		JPMorgan Chase & Co	46,972,662	2.0
		Other	55,342,893	2.4

			165,739,104	7.2

ENERGY
260,419		Anadarko Petroleum Corp	20,557,476	0.9
1,083,590		Exxon Mobil Corp	95,355,920	4.2
423,692		Halliburton Co	21,387,972	0.9
280,347		Marathon Oil Corp	15,149,952	0.7
278,713		Occidental Petroleum Corp	31,854,109	1.4
		Other	78,965,164	3.4

			263,270,593	11.5

FOOD & STAPLES RETAILING			30,326,702	1.3

FOOD, BEVERAGE & TOBACCO
687,497		Coca-Cola Co	46,378,547	2.0
136,737		Lorillard, Inc	14,562,491	0.6
551,200		Philip Morris International, Inc	38,275,328	1.7
		Other	50,901,469	2.2

			150,117,835	6.5

HEALTH CARE EQUIPMENT & SERVICES
341,289		Cardinal Health, Inc	14,910,916	0.7
470,104		UnitedHealth Group, Inc	23,143,221	0.9
		Other	67,585,499	3.0

			105,639,636	4.6

HOUSEHOLD & PERSONAL PRODUCTS
152,919		Estee Lauder Cos (Class A)	14,833,143	0.7
390,540		Procter & Gamble Co	25,346,046	1.1
		Other	11,643,298	0.5

			51,822,487	2.3

INSURANCE
311,185		ACE Ltd	20,927,191	0.9
339,243		Prudential Financial, Inc	21,514,792	1.0
		Other	6,846,406	0.3

			49,288,389	2.2

MATERIALS
401,012		Dow Chemical Co	16,437,481	0.8
		Other	73,558,671	3.1

			89,996,152	3.9

MEDIA
438,170		Viacom, Inc (Class B)	22,416,777	1.0
379,733		Walt Disney Co	16,366,492	0.7
		Other	25,508,606	1.1

			64,291,875	2.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
312,249		Biovail Corp	16,433,665	0.7
692,924		Bristol-Myers Squibb Co	19,471,164	0.9
607,096	*	Mylan Laboratories, Inc	15,128,832	0.7
2,268,834		Pfizer, Inc	47,554,761	2.0
321,653	*	Watson Pharmaceuticals, Inc	19,948,919	0.8
		Other	88,525,356	3.9

			207,062,697	9.0

RETAILING
605,226		Home Depot, Inc	22,478,093	1.1
		Other	59,526,458	2.5

			82,004,551	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,023,595		Intel Corp	23,737,168	1.1
		Other	37,860,920	1.6

			61,598,088	2.7

SOFTWARE & SERVICES
63,663	*	Google, Inc (Class A)	34,639,038	1.5
105,367		International Business Machines Corp	17,973,502	0.8
844,184		Microsoft Corp	21,965,668	1.0
978,586		Oracle Corp	35,278,025	1.4
1,008,014	*	Symantec Corp	19,807,475	0.9
		Other	77,537,333	3.5

			207,201,041	9.1

30	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
199,405	*	Apple, Inc	$69,438,802	3.0%
726,135	*	JDS Uniphase Corp	15,132,653	0.7
597,486		Qualcomm, Inc	33,961,104	1.5
		Other	50,828,251	2.2

			169,360,810	7.4

TELECOMMUNICATION SERVICES
365,659		CenturyTel, Inc	14,911,574	0.7
902,190		Verizon Communications, Inc	34,084,738	1.5
		Other	12,432,947	0.5

			61,429,259	2.7

TRANSPORTATION
254,736	*	Kansas City Southern Industries, Inc	14,802,709	0.6
414,689		United Parcel Service, Inc (Class B)	31,089,234	1.4
		Other	13,774,507	0.6

			59,666,450	2.6

UTILITIES			18,763,773	0.8

		TOTAL COMMON STOCKS (Cost $1,875,492,973)	2,260,419,331	98.7

		TOTAL PORTFOLIO (Cost $1,875,492,973)	2,260,419,331	98.7
		OTHER ASSETS & LIABILITIES, NET	29,917,438	1.3

		NET ASSETS	$2,290,336,769	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	31

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

CHINA
46,257,000	*	Agricultural Bank of China	$27,391,190	0.9%
14,110,032		Asian Citrus Holdings Ltd	16,091,074	0.5
23,904,436	*	Changsha Zoomlion Heavy Industry Science and
		Technology Development Co Ltd	63,406,584	2.2

			106,888,848	3.6

FINLAND
1,393,839		Fortum Oyj	47,988,079	1.6

			47,988,079	1.6

FRANCE
550,433		BNP Paribas	43,514,172	1.4
1,187,075		Compagnie de Saint-Gobain	81,907,697	2.8
307,030	*	Peugeot S.A.	13,933,928	0.5
		Other	626,644	0.0

			139,982,441	4.7

GERMANY
2,675,324		Bayer AG.	234,878,818	8.0
442,013		Deutsche Boerse AG.	36,695,361	1.3
2,123,155		Henkel KGaA (Preference)	144,745,651	4.9
2,640,013		Lanxess AG.	241,546,071	8.3
542,101		Rheinmetall AG.	48,598,341	1.7

			706,464,242	24.2

HONG KONG
22,390,759		Li & Fung Ltd	114,593,190	3.9
11,428,000		Trinity Ltd	12,369,558	0.4

			126,962,748	4.3

INDIA
2,729,377		Crompton Greaves Ltd	15,587,619	0.5
1,471,891		HDFC Bank Ltd	76,421,083	2.7

			92,008,702	3.2

IRELAND
1,314,564	*	Smurfit Kappa Group plc	17,896,378	0.6

			17,896,378	0.6

ITALY
387,098		Saipem S.p.A.	21,986,866	0.7

			21,986,866	0.7

JAPAN
1,027,700		Aeon Credit Service Co Ltd	13,935,139	0.5
6,979,000		Hitachi Ltd	37,880,113	1.3
1,247,500		JTEKT Corp	16,205,339	0.6
657,984		Mitsubishi Electric Corp	7,325,525	0.2
3,654,000		Mitsubishi Heavy Industries Ltd	17,460,082	0.6
3,255,947		Mitsubishi UFJ Financial Group, Inc	15,627,202	0.5
164,940		Mitsubishi UFJ Lease & Finance Co Ltd	6,593,570	0.2
5,563,000		Nippon Electric Glass Co Ltd	84,227,543	2.9
3,197,000		NTN Corp	15,352,303	0.5
67,765	*	ORIX Corp	6,657,579	0.2
1,744,500		Shin-Etsu Chemical Co Ltd	90,754,652	3.1
175,147		Sumitomo Mitsui Financial Group, Inc	5,440,393	0.2
15,345,000		Teijin Ltd	73,540,338	2.5
687,400		THK Co Ltd	17,669,046	0.6
1,683,300		Ushio, Inc	34,274,493	1.2
		Other	19,526,050	0.7

			462,469,367	15.8

MACAU
36,510,991	*	Sands China Ltd	102,591,529	3.5

			102,591,529	3.5

NETHERLANDS			1,861,811	0.1

SWEDEN
2,005,052		Assa Abloy AB (Class B)	60,232,120	2.1
3,853,503		SKF AB (B Shares)	121,665,865	4.0

			181,897,985	6.1

SWITZERLAND
1,837,516		Adecco S.A.	131,317,862	4.5
84,467		Bellevue Group AG.	2,665,837	0.1
111,155		Burckhardt Compression Holding AG.	35,733,758	1.2
74,259		Givaudan S.A.	82,627,603	2.8
429,806		Holcim Ltd	37,449,866	1.3
859,428	a	Tecan Group AG.	71,536,203	2.4
2,825,339	*	UBS AG. (Switzerland)	56,542,281	1.9

			417,873,410	14.2

TAIWAN
8,245,000		Formosa Plastics Corp	33,764,437	1.1

			33,764,437	1.1

UNITED KINGDOM
12,296,199		ICAP plc	106,698,405	3.7
925,092		Pearson plc	17,730,198	0.6
3,330,508		Reckitt Benckiser Group plc	185,333,023	6.3
104,381		Rio Tinto plc	7,616,187	0.3
5,123,720		Smiths Group plc	114,247,941	3.8
855,963		Tullow Oil plc	20,537,291	0.7

			452,163,045	15.4

		TOTAL COMMON STOCKS
		(Cost $2,441,218,464)	2,912,799,888	99.1

		TOTAL PORTFOLIO
		(Cost $2,441,218,464)	2,912,799,888	99.1
		OTHER ASSETS & LIABILITIES, NET	24,005,210	0.9

		NET ASSETS	$2,936,805,098	100.0%

*	Non-income producing.

a	Affiliated holding.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ APRIL 30, 2011

Sector	Value	% of net assets

INDUSTRIALS	$790,896,605	26.9%
MATERIALS	586,384,000	20.0
FINANCIALS	400,036,540	13.6
CONSUMER STAPLES	348,450,136	11.9
HEALTH CARE	306,415,021	10.4
CONSUMER DISCRETIONARY	264,016,718	9.0
INFORMATION TECHNOLOGY	124,226,821	4.2
UTILITIES	47,988,079	1.6
ENERGY	44,385,968	1.5
OTHER ASSETS & LIABILITIES, NET	24,005,210	0.9

NET ASSETS	$2,936,805,098	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	33

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

EMERGING MARKETS EQUITY FUND ▪ APRIL 30, 2011

Principal		Issuer	Value	% of net assets

CORPORATE BONDS

INDIA			$350	0.0%

		TOTAL CORPORATE BONDS
		(Cost $0)	350	0.0

Shares		Company

COMMON STOCKS

ARGENTINA			254,010	0.1

AUSTRALIA			2,038,742	0.6

BRAZIL
115,324		Banco Bradesco S.A. (Pref)	2,302,522	0.7
62,200		Banco do Brasil S.A.	1,146,185	0.4
117,300		Banco Itau Holding Financeira S.A.	2,766,228	0.8
522,945		Petroleo Brasileiro S.A.	9,603,280	2.9
165,500		Vale S.A.	5,448,286	1.6
		Other	21,232,460	6.8

			42,498,961	13.2

CAMBODIA			247,635	0.1

CANADA			580,359	0.2

CHILE			3,142,898	1.0

CHINA
3,505,000		Bank of China Ltd	1,939,959	0.6
454,400	*	Changsha Zoomlion Heavy Industry Science and
		Technology Development Co Ltd	1,205,297	0.3
3,582,090		China Construction Bank	3,391,960	1.0
172,000		China Mobile Hong Kong Ltd	1,582,139	0.5
327,500		China Shenhua Energy Co Ltd	1,529,648	0.5
1,550,000		CNOOC Ltd	3,852,644	1.1
5,041,000		Industrial & Commercial Bank of China	4,275,840	1.2
182,000		Ping An Insurance Group Co of China Ltd	1,984,339	0.6
100,800		Tencent Holdings Ltd	2,878,253	0.9
		Other	26,126,718	8.4

			48,766,797	15.1

COLOMBIA			2,326,572	0.7

EGYPT			197,569	0.1

GUERNSEY, C.I.			231,401	0.1

HONG KONG			8,883,105	2.8

HUNGARY			1,368,617	0.4

INDIA
21,983		HDFC Bank Ltd	1,141,365	0.3
84,030		Housing Development Finance Corp	1,344,256	0.4
72,728		ICICI Bank Ltd	1,837,941	0.5
34,891		Infosys Technologies Ltd	2,293,785	0.6
44,316		Tata Consultancy Services Ltd	1,168,637	0.4
		Other	14,786,906	4.8

			22,572,890	7.0

INDONESIA
190,000		PT Astra International Tbk	1,248,745	0.4
		Other	6,807,924	2.1

			8,056,669	2.5

ISRAEL			424,234	0.1

KOREA, REPUBLIC OF
45,710		Hynix Semiconductor, Inc	1,445,351	0.4
3,308		Hyundai Heavy Industries	1,654,476	0.5
5,742		Hyundai Mobis	1,925,914	0.7
13,785		Hyundai Motor Co	3,179,499	0.9
26,108		KB Financial Group, Inc	1,399,530	0.4
29,169		Kia Motors Corp	2,098,375	0.7
4,545		LG Chem Ltd	2,258,036	0.8
9,798		Samsung Electronics Co Ltd	8,184,075	2.6
41,828		Shinhan Financial Group Co Ltd	2,052,002	0.7
		Other	25,369,257	7.8

			49,566,515	15.5

LUXEMBOURG			1,097,895	0.3

MACAU			745,180	0.2

MALAYSIA			9,821,778	3.0

MEXICO
1,502,300		America Movil S.A. de C.V. (Series L)	4,305,260	1.4
310,180		Grupo Financiero Banorte S.A. de C.V.	1,561,988	0.5
366,100		Wal-Mart de Mexico S.A. de C.V. (Series V)	1,146,796	0.3
		Other	6,962,719	2.1

			13,976,763	4.3

NETHERLANDS			137,388	0.0

PERU			2,027,062	0.6

PHILIPPINES			5,097,836	1.6

POLAND			3,855,432	1.2

RUSSIA
393,286		Gazprom (ADR)	6,663,736	2.0
32,203		LUKOIL (ADR)	2,238,168	0.7
49,059		MMC Norilsk Nickel (ADR)	1,358,016	0.3
12,695	f	NovaTek OAO (GDR)
		(purchased 8/31/10, cost $1,286,253)	1,790,272	0.6
196,123	f	Rosneft Oil Co (GDR)
		(purchased 8/31/10, cost $1,473,813)	1,756,515	0.5
5,257	f	Sberbank (GDR)
		(purchased 9/29/10, cost $1,621,009)	2,096,490	0.6
		Other	6,978,385	2.4

			22,881,582	7.1

SINGAPORE			1,736,525	0.5

SOUTH AFRICA
35,075		AngloGold Ashanti Ltd	1,786,194	0.7
38,435		Impala Platinum Holdings Ltd	1,201,971	0.4
120,541		MTN Group Ltd	2,681,114	0.9
33,108		Naspers Ltd (N Shares)	1,993,834	0.6
49,379		Sasol Ltd	2,853,408	0.9
		Other	7,815,443	2.2

			18,331,964	5.7

34	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

EMERGING MARKETS EQUITY FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

SWITZERLAND		$42,659	0.0%

TAIWAN
184,000	Catcher Technology Co Ltd	1,158,027	0.3
406,000	Formosa Plastics Corp	1,662,626	0.5
67,000	High Tech Computer Corp	3,049,618	0.9
678,000	Hon Hai Precision Industry Co, Ltd	2,574,719	0.9
401,000	Nan Ya Plastics Corp	1,231,706	0.4
1,486,000	Taiwan Semiconductor Manufacturing Co Ltd	3,843,517	1.1
	Other	13,528,477	4.3

		27,048,690	8.4

THAILAND		7,913,821	2.5

TURKEY		5,492,401	1.7

UKRAINE		685,074	0.2

UNITED KINGDOM		2,413,890	0.7

UNITED STATES		318,397	0.1

VIRGIN ISLANDS, BRITISH		270,418	0.1

	TOTAL COMMON STOCKS
	(Cost $276,926,710)	315,051,729	97.7

PREFERRED STOCKS

BRAZIL
57,900 *	Ambev Cia De Bebidas Das	1,843,879	0.6

		1,843,879	0.6

	TOTAL PREFERRED STOCKS
	(Cost $1,432,811)	1,843,879	0.6

RIGHTS/WARRANTS

BRAZIL		5	0.0

THAILAND		1,303	0.0
	TOTAL RIGHTS/WARRANTS
	(Cost $1,101)	1,308	0.0

	TOTAL PORTFOLIO
	(Cost $278,360,622)	316,897,266	98.3
	OTHER ASSETS & LIABILITIES, NET	5,494,619	1.7

	NET ASSETS	$322,391,885	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*	Non-income producing.

f	Restricted security. At 04/30/2011, the value of these securities amounted to $11,610,599 or 3.6% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	35

SUMMARY OF MARKET VALUES BY SECTOR (UNAUDITED)

EMERGING MARKETS EQUITY FUND ▪ APRIL 30, 2011

Sector	Value	% of net assets

FINANCIALS	$74,372,116	23.1%
MATERIALS	48,412,368	15.0
ENERGY	42,974,315	13.3
INFORMATION TECHNOLOGY	39,906,521	12.4
CONSUMER DISCRETIONARY	36,081,152	11.2
INDUSTRIALS	30,285,373	9.4
CONSUMER STAPLES	21,181,552	6.6
TELECOMMUNICATION SERVICES	14,945,344	4.6
HEALTH CARE	4,827,173	1.5
UTILITIES	3,911,352	1.2
OTHER ASSETS & LIABILITIES, NET	5,494,619	1.7

NET ASSETS	$322,391,885	100.0%

36	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
751,222		Johnson Controls, Inc	$30,800,102	2.4%

			30,800,102	2.4

CAPITAL GOODS
291,992		Boeing Co	23,295,122	1.8
199,541		Caterpillar, Inc	23,029,027	1.8
166,367		Cummins, Inc	19,993,986	1.6
448,365		Emerson Electric Co	27,242,657	2.2
124,276		Parker Hannifin Corp	11,721,712	0.9
201,609		Precision Castparts Corp	31,152,622	2.5
149,106		Roper Industries, Inc	12,896,178	1.0
139,298		United Technologies Corp	12,478,315	1.0
		Other	11,048,687	0.8

			172,858,306	13.6

CONSUMER DURABLES & APPAREL
573,020		Burberry Group plc	12,433,982	1.0
90,872		LVMH Moet Hennessy Louis Vuitton S.A.	16,314,903	1.3
		Other	21,410,729	1.7

			50,159,614	4.0

CONSUMER SERVICES
528,048		Starbucks Corp	19,110,056	1.5
86,679		Wynn Resorts Ltd	12,754,815	1.0
		Other	21,143,590	1.7

			53,008,461	4.2

DIVERSIFIED FINANCIALS
662,955		Charles Schwab Corp	12,138,706	1.0
489,573		iShares Russell 1000 Growth Index Fund	30,573,834	2.5
276,398		JPMorgan Chase & Co	12,612,041	0.9
		Other	34,209,730	2.7

			89,534,311	7.1

ENERGY
225,045		Anadarko Petroleum Corp	17,765,052	1.4
301,157		Cenovus Energy, Inc	11,564,429	0.9
105,365	*	Concho Resources, Inc	11,258,250	0.9
240,263		Crescent Point Energy Corp	10,909,157	0.9
248,873		National Oilwell Varco, Inc	19,086,070	1.5
114,669		Occidental Petroleum Corp	13,105,520	1.0
287,557		Schlumberger Ltd	25,808,241	2.0

			109,496,719	8.6

FOOD & STAPLES RETAILING
222,492		Costco Wholesale Corp	18,004,053	1.4

			18,004,053	1.4

HEALTH CARE EQUIPMENT & SERVICES
99,826	*	Cerner Corp	11,997,089	0.9
65,281	*	Intuitive Surgical, Inc	22,828,766	1.8
		Other	19,587,992	1.5

			54,413,847	4.2

HOUSEHOLD & PERSONAL PRODUCTS
201,897		Estee Lauder Cos (Class A)	19,584,009	1.5

			19,584,009	1.5

MATERIALS
413,872		Dow Chemical Co	16,964,613	1.3
516,562		Monsanto Co	35,146,879	2.8
122,436		Walter Energy, Inc	16,923,104	1.4
		Other	14,124,638	1.1

			83,159,234	6.6

MEDIA
1,128,053		Interpublic Group of Cos, Inc	13,254,623	1.0
689,960		Walt Disney Co	29,737,275	2.4
		Other	9,000,221	0.7

			51,992,119	4.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
336,611		Allergan, Inc	26,780,771	2.0
400,655	*	Watson Pharmaceuticals, Inc	24,848,623	2.0
		Other	27,693,556	2.3

			79,322,950	6.3

RETAILING
196,341	*	Amazon.com, Inc	38,581,006	3.0
53,988	*	NetFlix, Inc	12,561,388	1.0
		Other	8,034,139	0.7

			59,176,533	4.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
468,162		Intel Corp	10,856,677	0.9
		Other	25,423,958	2.0

			36,280,635	2.9

SOFTWARE & SERVICES
324,375	*	Akamai Technologies, Inc	11,171,475	0.9
263,890	*	Autodesk, Inc	11,869,772	0.9
160,631	*	Baidu, Inc (ADR)	23,856,916	1.9
68,524	*	Google, Inc (Class A)	37,283,908	3.0
677,132	*	Intuit, Inc	37,621,454	3.0
529,956	*	Red Hat, Inc	25,157,011	2.0
172,270		Visa, Inc (Class A)	13,457,733	1.1
136,936	*	VMware, Inc (Class A)	13,067,802	1.0
		Other	18,954,566	1.4

			192,440,637	15.2

TECHNOLOGY HARDWARE & EQUIPMENT
151,061	*	Apple, Inc	52,603,972	4.2
452,928	*	EMC Corp	12,835,980	1.0
764,131	*	Juniper Networks, Inc	29,289,141	2.3
414,101	*	Polycom, Inc	24,775,663	2.0
423,080		Qualcomm, Inc	24,047,867	1.9
		Other	3,730,992	0.3

			147,283,615	11.7

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	37

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

TRANSPORTATION		$10,731,846	0.9%

	TOTAL COMMON STOCKS
	(Cost $1,062,090,721)	1,258,246,991	99.4

	TOTAL PORTFOLIO
	(Cost $1,062,090,721)	1,258,246,991	99.4
	OTHER ASSETS & LIABILITIES, NET	8,946,954	0.6

	NET ASSETS	$1,267,193,945	100.0%

Abbreviation(s):
ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
1,288,800	*	American Axle & Manufacturing Holdings, Inc	$16,496,640	0.7%
		Other	7,976,767	0.4

			24,473,407	1.1

BANKS
1,015,399		US Bancorp	26,217,602	1.2
2,134,166		Wells Fargo & Co	62,125,572	2.7
		Other	40,316,384	1.9

			128,659,558	5.8

CAPITAL GOODS
359,765		Boeing Co	28,702,051	1.3
376,735		Danaher Corp	20,810,842	0.8
987,358	*	FIAT Industrial S.p.A.	14,668,127	0.7
1,927,537		General Electric Co	39,418,132	1.8
253,359		Honeywell International, Inc	15,513,172	0.7
1,168,750		Masco Corp	15,684,625	0.7
		Other	62,821,676	2.8

			197,618,625	8.8

COMMERCIAL & PROFESSIONAL SERVICES
587,102		Republic Services, Inc	18,564,165	0.8
		Other	9,342,300	0.4

			27,906,465	1.2

CONSUMER DURABLES & APPAREL
3,937,289	*	Pulte Homes, Inc	32,010,159	1.4
		Other	18,187,432	0.8

			50,197,591	2.2

CONSUMER SERVICES			39,992,631	1.8

DIVERSIFIED FINANCIALS
4,188,160		Bank of America Corp	51,430,605	2.3
10,504,313	*	Citigroup, Inc	48,214,797	2.1
134,211		Goldman Sachs Group, Inc	20,267,203	1.0
753,669		JPMorgan Chase & Co	34,389,916	1.5
		Other	60,470,178	2.7

			214,772,699	9.6

ENERGY
196,120		Anadarko Petroleum Corp	15,481,713	0.8
139,817		Apache Corp	18,647,393	0.9
337,255		Chevron Corp	36,909,187	1.7
284,141		Ensco International plc (ADR)	16,940,486	0.8
270,112		Marathon Oil Corp	14,596,852	0.6
264,848		Occidental Petroleum Corp	30,269,478	1.4
327,209		Suncor Energy, Inc (NY)	15,064,702	0.7
1,043,775	*	Weatherford International Ltd	22,524,665	1.0
		Other	85,376,808	3.5

			255,811,284	11.4

FOOD & STAPLES RETAILING
620,446		CVS Corp	22,484,963	1.1
		Other	15,340,852	0.6

			37,825,815	1.7

FOOD, BEVERAGE & TOBACCO
833,736		Kraft Foods, Inc (Class A)	27,996,855	1.2
565,282		PepsiCo, Inc	38,942,277	1.8
		Other	36,038,598	1.6

			102,977,730	4.6

HEALTH CARE EQUIPMENT & SERVICES
4,145,204	*	Boston Scientific Corp	31,047,578	1.4
887,264	*	Hologic, Inc	19,537,553	0.9
481,949		UnitedHealth Group, Inc	23,726,349	1.1
		Other	18,775,964	0.8

			93,087,444	4.2

HOUSEHOLD & PERSONAL PRODUCTS
730,101		Procter & Gamble Co	47,383,554	2.1
		Other	8,029,261	0.4

			55,412,815	2.5

INSURANCE
407,115		Allstate Corp	13,776,772	0.6
880,670		Metlife, Inc	41,206,549	1.9
368,259		Prudential Financial, Inc	23,354,986	1.0
		Other	59,119,699	2.6

			137,458,006	6.1

MATERIALS
111,856		Walter Energy, Inc	15,460,736	0.7
		Other	57,467,129	2.5

			72,927,865	3.2

MEDIA
589,278		Comcast Corp (Class A)	15,462,655	0.7
601,255		Walt Disney Co	25,914,090	1.1
		Other	20,405,738	0.9

			61,782,483	2.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
616,642		Johnson & Johnson	40,525,712	1.8
188,764		Lonza Group AG.	16,233,277	0.7
3,389,659		Pfizer, Inc	71,047,253	3.1
353,219	*	Watson Pharmaceuticals, Inc	21,906,642	1.0
		Other	49,744,155	2.2

			199,457,039	8.8

REAL ESTATE			38,523,799	1.7

RETAILING			11,069,274	0.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			34,671,608	1.5

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

SOFTWARE & SERVICES
1,549,651	*	AOL, Inc	$31,581,888	1.5%
613,141	*	eBay, Inc	21,092,050	0.9
941,030		Microsoft Corp	24,485,601	1.1
		Other	22,671,629	1.0

			99,831,168	4.5

TECHNOLOGY HARDWARE & EQUIPMENT
1,340,037		Xerox Corp	13,520,973	0.6
		Other	60,294,976	2.7

			73,815,949	3.3

TELECOMMUNICATION SERVICES
1,177,315		AT&T, Inc	36,638,043	1.6
3,083,188	*	Sprint Nextel Corp	15,970,914	0.7
1,023,373		Verizon Communications, Inc	38,663,032	1.7
		Other	9,725,574	0.5

			100,997,563	4.5

TRANSPORTATION			29,673,001	1.3

UTILITIES
355,999		Constellation Energy Group, Inc	12,965,484	0.6
650,734		Public Service Enterprise Group, Inc	20,934,113	0.9
5,232,596	*	RRI Energy, Inc	20,564,102	0.9
		Other	56,869,004	2.6

			111,332,703	5.0

		TOTAL COMMON STOCKS (Cost $1,965,112,476)	2,200,276,522	97.9%

		TOTAL PORTFOLIO (Cost $1,965,112,476)	2,200,276,522	97.9
		OTHER ASSETS & LIABILITIES, NET	46,541,800	2.1

		NET ASSETS	$2,246,818,322	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

BANKS			$5,169,585	0.4%

CAPITAL GOODS
199,216		Cummins, Inc	23,941,779	1.7
88,791		Flowserve Corp	11,242,716	0.8
148,390		Joy Global, Inc	14,979,971	1.0
173,235		Roper Industries, Inc	14,983,096	1.1
328,549	*	Sensata Technologies Holding BV	11,535,355	0.8
203,243		Timken Co	11,460,873	0.8
158,652		TransDigm Group, Inc	13,215,712	0.9
		Other	87,914,347	6.1

			189,273,849	13.2

COMMERCIAL & PROFESSIONAL SERVICES			35,475,855	2.4

CONSUMER DURABLES & APPAREL
332,533		Coach, Inc	19,888,800	1.3
566,035	*	Iconix Brand Group, Inc	13,862,197	1.0
172,009		Tupperware Corp	10,951,814	0.7
169,739	*	Warnaco Group, Inc	10,924,402	0.8
		Other	47,555,139	3.4

			103,182,352	7.2

CONSUMER SERVICES			18,068,852	1.3

DIVERSIFIED FINANCIALS
122,879	*	Affiliated Managers Group, Inc	13,403,641	0.9
566,486		iShares Russell Midcap Growth Index Fund	35,733,937	2.5
293,813		Lazard Ltd (Class A)	12,046,333	0.8
122,165	*	Portfolio Recovery Associates, Inc	11,026,613	0.8
		Other	28,927,748	2.0

			101,138,272	7.0

ENERGY
189,096	*	Concho Resources, Inc	20,204,908	1.4
492,048	*	Denbury Resources, Inc	11,105,523	0.8
123,913		Schlumberger Ltd	11,121,192	0.7
		Other	29,872,872	2.1

			72,304,495	5.0

FOOD & STAPLES RETAILING			8,907,401	0.6

FOOD, BEVERAGE & TOBACCO			41,536,194	2.8

HEALTH CARE EQUIPMENT & SERVICES
153,657	*	Edwards Lifesciences Corp	13,268,282	0.9
148,588	*	Humana, Inc	11,310,518	0.7
43,701	*	Intuitive Surgical, Inc	15,282,239	1.1
202,265	*	Sirona Dental Systems, Inc	11,543,264	0.8
		Other	29,510,113	2.1

			80,914,416	5.6

HOUSEHOLD & PERSONAL PRODUCTS			21,397,120	1.5

MATERIALS
196,962		Ashland, Inc	12,227,401	0.8
738,130		Huntsman Corp	15,390,012	1.2
264,901	*	Kraton Polymers LLC	12,227,830	0.8
138,889		Walter Energy, Inc	19,197,238	1.3
		Other	53,031,365	3.7

			112,073,846	7.8

MEDIA
1,237,445		Interpublic Group of Cos, Inc	14,539,979	1.0
		Other	17,272,599	1.2

			31,812,578	2.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
376,938	*	Agilent Technologies, Inc	18,812,975	1.4
429,817	*	Human Genome Sciences, Inc	12,666,707	0.9
183,518	*	Illumina, Inc	13,026,108	0.9
195,829	*	Life Technologies Corp	10,809,761	0.7
445,236	*	Mylan Laboratories, Inc	11,095,281	0.8
170,142		Perrigo Co	15,374,031	1.0
476,595		Warner Chilcott plc	10,985,515	0.8
		Other	24,364,765	1.7

			117,135,143	8.2

REAL ESTATE			12,085,704	0.9

RETAILING
258,031	*	Bed Bath & Beyond, Inc	14,480,700	0.9
523,911	*	LKQ Corp	13,213,035	0.9
54,635	*	NetFlix, Inc	12,711,925	0.9
306,217		Petsmart, Inc	12,913,171	0.9
20,371	*	Priceline.com, Inc	11,143,141	0.8
		Other	73,087,488	5.1

			137,549,460	9.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
277,248	*	Cavium Networks, Inc	13,091,650	1.0
		Other	22,669,611	1.5

			35,761,261	2.5

SOFTWARE & SERVICES
253,547	*	Ancestry.com, Inc	11,587,098	0.8
223,539	*	Ansys, Inc	12,359,471	0.9
207,895	*	Citrix Systems, Inc	17,533,863	1.1
403,348	*	QLIK Technologies, Inc	12,931,337	0.8
262,607	*	Rackspace Hosting, Inc	12,129,817	0.9
470,216	*	SolarWinds, Inc	11,393,334	0.8
203,311		Solera Holdings, Inc	11,182,105	0.8
334,762	*	SuccessFactors, Inc	11,606,199	0.8
676,005		Western Union Co	14,365,106	1.0
		Other	111,361,754	7.7

			226,450,084	15.6

TECHNOLOGY HARDWARE & EQUIPMENT
252,186	*	Trimble Navigation Ltd	11,812,392	0.8
		Other	43,491,918	3.0

			55,304,310	3.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES		$17,991,799	1.2%

TRANSPORTATION		14,910,674	1.0

	TOTAL COMMON STOCKS
	(Cost $1,101,842,145)	1,438,443,250	99.7

	TOTAL PORTFOLIO
	(Cost $1,101,842,145)	1,438,443,250	99.7
	OTHER ASSETS & LIABILITIES, NET	3,435,283	0.3

	NET ASSETS	$1,441,878,533	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$45,187,425	1.5%

BANKS
355,000	*	CIT Group, Inc	15,073,300	0.5
3,450,000		Huntington Bancshares, Inc	23,425,499	0.9
620,000		SunTrust Banks, Inc	17,477,800	0.6
		Other	75,239,033	2.6

			131,215,632	4.6

CAPITAL GOODS
230,000		Cooper Industries plc	15,168,500	0.5
378,000		Ingersoll-Rand plc	19,089,000	0.6
665,000		KBR, Inc	25,516,050	0.9
		Other	173,865,194	6.2

			233,638,744	8.2

COMMERCIAL & PROFESSIONAL SERVICES			14,853,906	0.5

CONSUMER DURABLES & APPAREL			74,534,823	2.6

CONSUMER SERVICES			29,924,010	1.0

DIVERSIFIED FINANCIALS
1,315,000		Discover Financial Services	32,664,600	1.2
		Other	61,007,844	2.2

			93,672,444	3.4

ENERGY
195,000	*	Concho Resources, Inc	20,835,750	0.7
212,000		Noble Energy, Inc	20,409,240	0.7
490,000	*	Pride International, Inc	21,515,900	0.9
495,000	*	Rowan Cos, Inc	20,641,500	0.7
820,000		Spectra Energy Corp	23,812,800	0.7
		Other	217,861,660	7.7

			325,076,850	11.4

FOOD & STAPLES RETAILING			6,806,800	0.2

FOOD, BEVERAGE & TOBACCO
350,000		Lorillard, Inc	37,275,000	1.3
740,000	*	Smithfield Foods, Inc	17,434,400	0.7
		Other	87,339,450	3.0

			142,048,850	5.0

HEALTH CARE EQUIPMENT & SERVICES
230,000	*	Edwards Lifesciences Corp	19,860,500	0.7
545,000	*	Health Net, Inc	18,148,500	0.7
605,000	*	Healthsouth Corp	15,506,150	0.6
800,000	*	Hologic, Inc	17,616,000	0.6
520,000	*	PSS World Medical, Inc	14,955,200	0.5
		Other	36,579,730	1.2

			122,666,080	4.3

HOUSEHOLD & PERSONAL PRODUCTS
500,000		Alberto-Culver Co	18,670,000	0.7
		Other	18,691,114	0.6

			37,361,114	1.3

INSURANCE
236,000		Prudential Financial, Inc	14,967,120	0.5
705,000		UnumProvident Corp	18,668,400	0.7
960,000		XL Capital Ltd	23,443,200	0.8
		Other	160,207,937	5.6

			217,286,657	7.6

MATERIALS
355,000		Ashland, Inc	22,038,400	0.8
345,000		Cytec Industries, Inc	20,244,600	0.7
380,000	*	Georgia Gulf Corp	14,964,400	0.5
186,000		Walter Energy, Inc	25,708,920	0.9
540,589	*	WR Grace & Co	24,521,118	0.9
		Other	131,554,631	4.6

			239,032,069	8.4

MEDIA
965,000		CBS Corp (Class B)	24,337,300	0.8
690,000		DISH Network Corp (Class A)	17,277,600	0.6
1,689,000		Interpublic Group of Cos, Inc	19,845,750	0.7
325,000	*	Liberty Global, Inc (Class A)	15,112,500	0.5
		Other	23,959,649	0.9

			100,532,799	3.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
197,000		Shire plc (ADR)	18,362,370	0.6
310,000	*	Watson Pharmaceuticals, Inc	19,226,200	0.8
		Other	54,744,983	1.9

			92,333,553	3.3

REAL ESTATE
1,050,000		Annaly Capital Management, Inc	18,732,000	0.7
225,000		Boston Properties, Inc	23,519,250	0.8
368,000		Equity Residential	21,976,960	0.8
245,000		Vornado Realty Trust	23,686,601	0.9
		Other	174,339,900	6.1

			262,254,711	9.3

RETAILING
465,000		Limited Brands, Inc	19,139,400	0.7
730,000		Macy’s, Inc	17,454,300	0.6
		Other	48,075,200	1.7

			84,668,900	3.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			37,033,246	1.2

SOFTWARE & SERVICES
350,000		Computer Sciences Corp	17,843,000	0.6
		Other	72,164,195	2.5

			90,007,195	3.1

TECHNOLOGY HARDWARE & EQUIPMENT
2,080,000		Xerox Corp	20,987,200	0.7
		Other	38,647,090	1.4

			59,634,290	2.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
901,440	CenturyTel, Inc	$36,760,723	1.2%
4,050,000	Frontier Communications Corp	33,493,500	1.2
	Other	9,499,472	0.4

		79,753,695	2.8

TRANSPORTATION		58,380,667	2.0

UTILITIES
912,270	Centerpoint Energy, Inc	16,968,222	0.6
500,000	Constellation Energy Group, Inc	18,210,000	0.6
560,063	PPL Corp	15,362,528	0.6
360,000	Progress Energy, Inc	17,082,000	0.7
305,000	Sempra Energy	16,805,500	0.6
715,000	Xcel Energy, Inc	17,395,950	0.6
	Other	94,572,366	3.2

		196,396,566	6.9

	TOTAL COMMON STOCKS
	(Cost $2,169,672,799)	2,774,301,026	97.2

	TOTAL PORTFOLIO
	(Cost $2,169,672,799)	2,774,301,026	97.2
	OTHER ASSETS & LIABILITIES, NET	76,371,055	2.8

	NET ASSETS	$2,850,672,081	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
268,519		Cooper Tire & Rubber Co	$7,244,643	0.5%
442,251	*	Dana Holding Corp	8,035,700	0.5
		Other	10,059,557	0.7

			25,339,900	1.7

BANKS
136,515	*	SVB Financial Group	8,250,966	0.7
		Other	68,841,487	4.5

			77,092,453	5.2

CAPITAL GOODS
186,906		Curtiss-Wright Corp	6,214,625	0.4
236,070	*,d	EMCOR Group, Inc	7,311,088	0.5
148,387		Heico Corp	7,146,341	0.5
240,265	*	United Rentals, Inc	7,068,596	0.5
		Other	106,940,661	7.3

			134,681,311	9.2

COMMERCIAL & PROFESSIONAL SERVICES
237,062		Brink’s Co	7,825,417	0.5
		Other	30,962,166	2.2

			38,787,583	2.7

CONSUMER DURABLES & APPAREL
324,485		Brunswick Corp	7,583,214	0.5
69,600		Polaris Industries, Inc	7,337,928	0.5
		Other	42,126,745	2.9

			57,047,887	3.9

CONSUMER SERVICES
141,100		Sotheby’s (Class A)	7,128,372	0.5
		Other	29,872,399	2.0

			37,000,771	2.5

DIVERSIFIED FINANCIALS
929,000	*	American Capital Ltd	9,540,830	0.7
		Other	29,810,143	2.0

			39,350,973	2.7

ENERGY
238,451	*	Basic Energy Services, Inc	7,329,983	0.4
179,213	*	Energy XXI Bermuda Ltd	6,496,471	0.4
451,297	*	Pioneer Drilling Co	6,995,104	0.5
217,961	*	Stone Energy Corp	7,707,101	0.5
		Other	79,507,168	5.6

			108,035,827	7.4

FOOD & STAPLES RETAILING
178,272		Ruddick Corp	7,401,853	0.6
		Other	13,788,733	0.9

			21,190,586	1.5

FOOD, BEVERAGE & TOBACCO			6,149,799	0.5

HEALTH CARE EQUIPMENT & SERVICES
106,450	*	Catalyst Health Solutions, Inc	6,340,162	0.4
260,949	*	Kindred Healthcare, Inc	6,581,134	0.5
169,727	*	Molina Healthcare, Inc	7,298,261	0.5
174,800	*	WellCare Health Plans, Inc	7,657,987	0.6
		Other	71,711,662	4.9

			99,589,206	6.9

HOUSEHOLD & PERSONAL PRODUCTS			12,134,657	0.9

INSURANCE
994,681	*	Conseco, Inc	8,017,130	0.5
118,400	*	ProAssurance Corp	7,861,760	0.5
		Other	26,305,648	1.9

			42,184,538	2.9

MATERIALS
247,874	*	Coeur d’Alene Mines Corp	7,860,084	0.5
519,006		PolyOne Corp	7,515,207	0.5
109,400		Westlake Chemical Corp	7,182,110	0.5
208,290	*	WR Grace & Co	9,448,035	0.6
		Other	63,555,593	4.4

			95,561,029	6.5

MEDIA			5,492,760	0.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
214,118	*	Cubist Pharmaceuticals, Inc	7,247,893	0.5
374,714	*	Viropharma, Inc	7,228,232	0.6
		Other	60,106,527	4.1

			74,582,652	5.2

REAL ESTATE
392,220		CBL & Associates Properties, Inc	7,283,526	0.5
104,550		Equity Lifestyle Properties, Inc	6,254,181	0.4
		Other	90,980,972	6.2

			104,518,679	7.1

RETAILING
242,690	*	Ann Taylor Stores Corp	7,574,355	0.5
655,797	*	Pier 1 Imports, Inc	7,987,606	0.6
		Other	50,123,295	3.4

			65,685,256	4.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
146,626	*	Veeco Instruments, Inc	7,496,988	0.6
		Other	74,408,100	4.9

			81,905,088	5.5

SOFTWARE & SERVICES
189,824	*	Commvault Systems, Inc	7,477,168	0.5
206,007	*	Fortinet, Inc	10,032,542	0.6
90,735		MAXIMUS, Inc	7,257,893	0.5
46,300	*	MicroStrategy, Inc (Class A)	6,542,190	0.4
241,609	*	TIBCO Software, Inc	7,245,855	0.5
123,900	*	VeriFone Holdings, Inc	6,792,198	0.5
		Other	96,836,136	6.6

			142,183,982	9.6

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	45

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
119,480	*	Acme Packet, Inc	$9,870,242	0.7%
215,600	*	Blue Coat Systems, Inc	6,209,280	0.4
		Other	60,949,800	4.2

			77,029,322	5.3

TELECOMMUNICATION SERVICES
1,309,116	*	Vonage Holdings Corp	6,755,038	0.5
		Other	9,879,010	0.6

			16,634,048	1.1

TRANSPORTATION
130,638	*	Alaska Air Group, Inc	8,605,125	0.6
114,940	*	Atlas Air Worldwide Holdings, Inc	7,920,515	0.5
240,500		Werner Enterprises, Inc	6,293,886	0.4
		Other	18,939,244	1.3

			41,758,770	2.8

UTILITIES
261,145		Avista Corp	6,358,880	0.4
307,889		Portland General Electric Co	7,684,909	0.5
160,561		Southwest Gas Corp	6,385,511	0.4
169,400		WGL Holdings, Inc	6,694,688	0.5
		Other	17,001,389	1.2

			44,125,377	3.0

		TOTAL COMMON STOCKS
		(Cost $1,198,120,601)	1,448,062,454	99.0

		TOTAL PORTFOLIO
		(Cost $1,198,120,601)	1,448,062,454	99.0
		OTHER ASSETS & LIABILITIES, NET	11,491,020	1.0

		NET ASSETS	$1,459,553,474	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
237,890		Australia & New Zealand Banking Group Ltd	$6,336,738	1.1%
167,869		BHP Billiton Ltd	8,499,137	1.4
113,858		Commonwealth Bank of Australia	6,721,350	1.3
204,423		QBE Insurance Group Ltd	4,199,710	0.7
68,311		Rio Tinto Ltd	6,183,892	1.1
		Other	18,437,696	3.1

			50,378,523	8.7

AUSTRIA			2,576,728	0.4

BELGIUM			4,057,351	0.7

DENMARK
29,821		Novo Nordisk AS (Class B)	3,775,137	0.7
		Other	4,203,658	0.7

			7,978,795	1.4

FINLAND
184,239		UPM-Kymmene Oyj	3,778,973	0.7
		Other	3,778,114	0.6

			7,557,087	1.3

FRANCE
99,495		BNP Paribas	7,865,522	1.3
131,145		Gaz de France	5,362,424	0.9
84,643		Sanofi-Aventis	6,696,699	1.2
149,725		Total S.A.	9,588,593	1.7
		Other	26,733,882	4.6

			56,247,120	9.7

GERMANY
40,693		Allianz AG.	6,393,321	1.1
68,220		BASF AG.	7,005,095	1.2
41,214		Bayerische Motoren Werke AG.	3,880,239	0.7
51,969		DaimlerChrysler AG. (EUR)	4,016,492	0.7
182,299	*	Deutsche Lufthansa AG.	4,135,950	0.7
429,538		Infineon Technologies AG.	4,869,893	0.8
69,990		Siemens AG.	10,180,660	1.8
26,981		Volkswagen AG.	4,804,755	0.9
		Other	8,300,360	1.4

			53,586,765	9.3

HONG KONG			15,484,214	2.7

IRELAND			1,632,408	0.3

ISRAEL			3,847,194	0.7

ITALY			15,303,321	2.7

JAPAN
103,300		Canon, Inc	4,864,660	0.9
101,100		Eisai Co Ltd	3,676,288	0.6
904,000		Hitachi Ltd	4,906,667	0.8
125,400		Honda Motor Co Ltd	4,820,891	0.9
1,033,400		Mitsubishi UFJ Financial Group, Inc	4,959,892	1.0
120,100		Sumitomo Mitsui Financial Group, Inc	3,730,529	0.6
		Other	83,276,631	14.3

			110,235,558	19.1

KAZAKHSTAN			705,418	0.1

MACAU			526,762	0.1

MALAYSIA			92,357	0.0

NETHERLANDS
76,149		DSM NV	5,248,706	0.9
172,421		Royal Dutch Shell plc (A Shares)	6,716,082	1.2
242,374		Royal Dutch Shell plc (B Shares)	9,429,482	1.6
		Other	7,833,577	1.4

			29,227,847	5.1

NEW ZEALAND			37,065	0.0

NORWAY			6,299,497	1.1

PORTUGAL			1,717,003	0.3

SINGAPORE			8,933,823	1.5

SPAIN
77,367		ACS Actividades Cons y Servicios S.A.	3,892,122	0.6
329,111		Banco Santander Central Hispano S.A.	4,202,905	0.7
220,796		Gas Natural SDG S.A.	4,540,072	0.8
		Other	7,736,464	1.4

			20,371,563	3.5

SWEDEN
136,887		Atlas Copco AB (A Shares)	4,020,398	0.7
209,983		Boliden AB	4,736,242	0.8
341,020		Nordea Bank AB	3,888,138	0.7
		Other	4,349,264	0.7

			16,994,042	2.9

SWITZERLAND
181,087		Nestle S.A.	11,239,777	2.0
164,943		Novartis AG.	9,781,148	1.7
24,569		Roche Holding AG.	3,988,035	0.7
9,938		Swisscom AG.	4,561,373	0.8
21,476		Zurich Financial Services AG.	6,038,590	1.0
		Other	10,545,012	1.8

			46,153,935	8.0

UNITED KINGDOM
152,256		AstraZeneca plc (ADR)	7,586,916	1.3
1,099,866		Barclays plc	5,228,775	0.9
182,284		BHP Billiton plc	7,706,971	1.3
178,403		British American Tobacco plc	7,795,693	1.4
826,521		Centrica plc	4,438,752	0.8
183,161		Diageo plc	3,726,098	0.6
538,481		HSBC Holdings plc	5,873,695	1.0
2,012,914		Legal & General Group plc	4,140,172	0.6
123,968		Rio Tinto plc	9,045,358	1.7
192,843		Vodafone Group plc (ADR)	5,615,588	1.0
		Other	42,528,290	7.3

			103,686,308	17.9

UNITED STATES
163,550		iShares MSCI EAFE Index Fund	10,378,883	1.8

			10,378,883	1.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ APRIL 30, 2011

	Value	% of net assets

TOTAL COMMON STOCKS
(Cost $486,551,762)	$574,009,567	99.3%

TOTAL PORTFOLIO
(Cost $486,551,762)	574,009,567	99.3
OTHER ASSETS & LIABILITIES, NET	4,714,077	0.7

NET ASSETS	$578,723,644	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ APRIL 30, 2011

Sector	Value	% of net assets

FINANCIALS	$146,075,704	25.2%
INDUSTRIALS	72,690,169	12.6
MATERIALS	64,102,274	11.1
CONSUMER DISCRETIONARY	58,383,225	10.1
CONSUMER STAPLES	55,329,817	9.6
ENERGY	47,775,028	8.3
HEALTH CARE	45,581,153	7.9
TELECOMMUNICATION SERVICES	30,816,841	5.3
UTILITIES	26,941,587	4.7
INFORMATION TECHNOLOGY	26,313,769	4.5
OTHER ASSETS & LIABILITIES, NET	4,714,077	0.7

NET ASSETS	$578,723,644	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$10,401,124	1.3%

CAPITAL GOODS
66,727		Caterpillar, Inc	7,700,963	0.9
93,395		Dover Corp	6,354,596	0.8
125,773		Emerson Electric Co	7,641,968	0.9
56,600		Joy Global, Inc	5,713,770	0.7
69,791		Lockheed Martin Corp	5,530,937	0.8
58,788		Parker Hannifin Corp	5,544,884	0.7
98,876		Rockwell Collins, Inc	6,239,076	0.8
		Other	51,077,542	6.0

			95,803,736	11.6

COMMERCIAL & PROFESSIONAL SERVICES			4,085,852	0.4

CONSUMER DURABLES & APPAREL			9,539,340	1.1

CONSUMER SERVICES
162,351		Marriott International, Inc (Class A)	5,730,990	0.7
258,203		Starbucks Corp	9,344,366	1.1
		Other	11,030,861	1.4

			26,106,217	3.2

DIVERSIFIED FINANCIALS
197,543		American Express Co	9,695,410	1.2
		Other	13,450,735	1.5

			23,146,145	2.7

ENERGY
56,665		Cimarex Energy Co	6,266,582	0.8
153,608		ConocoPhillips	12,124,279	1.5
618,154		Exxon Mobil Corp	54,397,553	6.5
103,944		Marathon Oil Corp	5,617,134	0.7
65,125		Schlumberger Ltd	5,844,968	0.8
		Other	19,098,380	2.1

			103,348,896	12.4

FOOD & STAPLES RETAILING			7,544,203	0.9

FOOD, BEVERAGE & TOBACCO
96,015		Coca-Cola Co	6,477,172	0.8
115,894		Hershey Co	6,688,242	0.8
286,026		Philip Morris International, Inc	19,861,645	2.4
		Other	16,980,707	2.0

			50,007,766	6.0

HEALTH CARE EQUIPMENT & SERVICES
163,836	*	Express Scripts, Inc	9,296,055	1.1
116,991		St. Jude Medical, Inc	6,251,999	0.8
96,641	*	Varian Medical Systems, Inc	6,784,198	0.9
		Other	22,127,948	2.6

			44,460,200	5.4

HOUSEHOLD & PERSONAL PRODUCTS
131,580		Colgate-Palmolive Co	11,098,773	1.3
		Other	6,709,970	0.8

			17,808,743	2.1

INSURANCE
140,316		Aflac, Inc	7,884,356	0.9
		Other	1,146,351	0.2

			9,030,707	1.1

MATERIALS
160,502		Du Pont (E.I.) de Nemours & Co	9,114,908	1.2
111,353		Ecolab, Inc	5,874,984	0.7
132,243		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,277,332	0.9
91,721		Monsanto Co	6,240,697	0.7
		Other	12,904,850	1.5

			41,412,771	5.0

MEDIA
118,364	*	DIRECTV	5,751,307	0.7
		Other	4,697,025	0.6

			10,448,332	1.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
168,675		Abbott Laboratories	8,777,847	1.0
201,755		Eli Lilly & Co	7,466,953	0.9
240,784	*	Gilead Sciences, Inc	9,352,050	1.1
		Other	12,263,346	1.5

			37,860,196	4.5

REAL ESTATE			8,844,595	1.1

RETAILING
105,721		Advance Auto Parts, Inc	6,920,497	0.8
38,563	*	Amazon.com, Inc	7,577,629	0.9
26,225	*	Autozone, Inc	7,405,416	0.9
215,060		Target Corp	10,559,447	1.2
163,928		TJX Companies, Inc	8,789,820	1.0
		Other	29,589,321	3.6

			70,842,130	8.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
113,463		Altera Corp	5,525,648	0.7
753,736		Intel Corp	17,479,138	2.1
126,700	*	Lam Research Corp	6,120,877	0.7
		Other	8,334,349	1.0

			37,460,012	4.5

SOFTWARE & SERVICES
128,964		Accenture plc	7,367,713	0.9
181,405	*	Autodesk, Inc	8,159,597	1.0
144,818	*	BMC Software, Inc	7,274,208	0.9
24,168	*	Google, Inc (Class A)	13,149,809	1.5
111,418		International Business Machines Corp	19,005,683	2.2
36,811		Mastercard, Inc (Class A)	10,155,787	1.1
397,002		Microsoft Corp	10,329,992	1.2
498,190		Oracle Corp	17,959,750	2.2
		Other	34,006,318	4.2

			127,408,857	15.2

50	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
126,786	*	Apple, Inc	$44,150,690	5.2%
123,650		Harris Corp	6,569,525	0.8
160,783		Qualcomm, Inc	9,138,905	1.1
		Other	26,758,856	3.3

			86,617,976	10.4

TELECOMMUNICATION SERVICES			2,609,626	0.3

TRANSPORTATION			8,381,229	1.0

		TOTAL COMMON STOCKS
		(Cost $648,443,219)	833,168,653	99.9

		TOTAL PORTFOLIO
		(Cost $648,443,219)	833,168,653	99.9
		OTHER ASSETS & LIABILITIES, NET	955,348	0.1

		NET ASSETS	$834,124,001	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$5,383,913	0.6%

BANKS
90,760		PNC Financial Services Group, Inc	5,657,978	0.7
733,389		Wells Fargo & Co	21,348,955	2.7
		Other	11,878,576	1.4

			38,885,509	4.8

CAPITAL GOODS
613,750		General Electric Co	12,551,187	1.6
		Other	36,962,674	4.5

			49,513,861	6.1

COMMERCIAL & PROFESSIONAL SERVICES			821,520	0.1

CONSUMER DURABLES & APPAREL			15,424,362	1.9

CONSUMER SERVICES			5,449,522	0.7

DIVERSIFIED FINANCIALS
836,023		Bank of America Corp	10,266,362	1.3
125,438		Capital One Financial Corp	6,865,222	0.8
2,764,688	*	Citigroup, Inc	12,689,918	1.6
81,430		Goldman Sachs Group, Inc	12,296,744	1.5
568,521		JPMorgan Chase & Co	25,941,614	3.1
117,389		State Street Corp	5,464,458	0.7
		Other	9,610,478	1.2

			83,134,796	10.2

ENERGY
276,193		Chevron Corp	30,226,561	3.8
183,635		ConocoPhillips	14,494,311	1.9
75,200		Exxon Mobil Corp	6,617,600	0.8
67,138		Hess Corp	5,771,182	0.7
82,100		Marathon Oil Corp	4,436,684	0.5
73,754		National Oilwell Varco, Inc	5,656,193	0.7
109,592		Occidental Petroleum Corp	12,525,270	1.6
		Other	36,456,550	4.4

			116,184,351	14.4

FOOD & STAPLES RETAILING			5,687,360	0.7

FOOD, BEVERAGE & TOBACCO
100,109		Corn Products International, Inc	5,516,005	0.8
118,838		Dr Pepper Snapple Group, Inc	4,658,450	0.5
91,708		Philip Morris International, Inc	6,368,203	0.7
255,493		Tyson Foods, Inc (Class A)	5,084,311	0.6
		Other	16,104,939	2.0

			37,731,908	4.6

HEALTH CARE EQUIPMENT & SERVICES
62,900	*	Humana, Inc	4,787,948	0.5
207,408		UnitedHealth Group, Inc	10,210,695	1.2
		Other	23,428,716	3.1

			38,427,359	4.8

HOUSEHOLD & PERSONAL PRODUCTS
207,420		Procter & Gamble Co	13,461,558	1.8
		Other	2,749,801	0.3

			16,211,359	2.1

INSURANCE
142,227		American Financial Group, Inc	5,087,460	0.6
136,870		Axis Capital Holdings Ltd	4,839,723	0.6
117,840	*	Berkshire Hathaway, Inc (Class B)	9,816,071	1.1
55,721		PartnerRe Ltd	4,477,740	0.6
108,476		Prudential Financial, Inc	6,879,547	0.8
84,413		Reinsurance Group of America, Inc (Class A)	5,343,343	0.7
150,473		Validus Holdings Ltd	4,896,391	0.6
		Other	13,428,629	1.8

			54,768,904	6.8

MATERIALS
56,324		Domtar Corporation	5,239,258	0.6
		Other	19,263,967	2.4

			24,503,225	3.0

MEDIA
292,963		Comcast Corp (Class A)	7,687,348	1.1
104,758	*	DIRECTV	5,090,191	0.6
64,299		Time Warner Cable, Inc	5,023,681	0.6
97,304		Viacom, Inc (Class B)	4,978,073	0.6
		Other	19,659,962	2.4

			42,439,255	5.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
110,211	*	Amgen, Inc	6,265,495	0.8
131,722		Eli Lilly & Co	4,875,031	0.6
146,753	*	Forest Laboratories, Inc	4,866,329	0.6
146,540		Johnson & Johnson	9,630,609	1.2
244,060		Merck & Co, Inc	8,773,957	1.1
968,000		Pfizer, Inc	20,289,281	2.4
		Other	15,472,169	1.9

			70,172,871	8.6

REAL ESTATE
43,130		Public Storage, Inc	5,059,581	0.5
		Other	21,811,962	2.8

			26,871,543	3.3

RETAILING			12,899,499	1.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
226,572		Intel Corp	5,254,204	0.6
		Other	7,694,934	1.0

			12,949,138	1.6

SOFTWARE & SERVICES			22,404,060	2.8

TECHNOLOGY HARDWARE & EQUIPMENT
132,050	*	Western Digital Corp	5,255,590	0.7
		Other	17,168,919	2.1

			22,424,509	2.8

52	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
499,000	AT&T, Inc	$15,528,880	1.9%
124,885	CenturyTel, Inc	5,092,810	0.6
414,188	Verizon Communications, Inc	15,648,023	2.0
	Other	5,556,622	0.7

		41,826,335	5.2

TRANSPORTATION
84,651	CSX Corp	6,661,187	0.8
	Other	10,636,311	1.4

		17,297,498	2.2

UTILITIES
133,899	Exelon Corp	5,643,844	0.7
136,410	Northeast Utilities	4,856,196	0.6
	Other	36,291,676	4.5

		46,791,716	5.8

	TOTAL COMMON STOCKS
	(Cost $649,076,492)	808,204,373	100.0

	TOTAL PORTFOLIO
	(Cost $649,076,492)	808,204,373	100.0%
	OTHER ASSETS & LIABILITIES, NET	878,204	0.0

	NET ASSETS	$809,082,577	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
559,602	*	Ford Motor Co	$8,657,043	0.8%
		Other	11,248,493	0.9

			19,905,536	1.7

BANKS
320,414		US Bancorp	8,273,090	0.8
524,175		Wells Fargo & Co	15,258,735	1.4
		Other	25,594,056	2.0

			49,125,881	4.2

CAPITAL GOODS
104,772		3M Co	10,184,887	0.9
96,094		Caterpillar, Inc	11,090,208	0.9
145,901		Danaher Corp	8,059,570	0.7
79,801		Deere & Co	7,780,598	0.7
139,810		Emerson Electric Co	8,494,855	0.8
123,652		Illinois Tool Works, Inc	7,222,513	0.6
		Other	40,532,357	3.4

			93,364,988	8.0

COMMERCIAL & PROFESSIONAL SERVICES			6,726,952	0.6

CONSUMER DURABLES & APPAREL			16,566,641	1.4

CONSUMER SERVICES
151,190		McDonald’s Corp	11,839,690	1.1
		Other	13,636,436	1.1

			25,476,126	2.2

DIVERSIFIED FINANCIALS
176,842		American Express Co	8,679,405	0.7
241,439		Bank of New York Mellon Corp	6,992,074	0.7
51,981		Franklin Resources, Inc	6,711,787	0.6
		Other	45,092,396	3.8

			67,475,662	5.8

ENERGY
70,809		Apache Corp	9,443,797	0.9
92,697	*	Devon Energy Corp	8,435,427	0.7
60,358		EOG Resources, Inc	6,815,022	0.6
86,172		Hess Corp	7,407,345	0.6
164,085		Marathon Oil Corp	8,867,153	0.8
98,777		National Oilwell Varco, Inc	7,575,207	0.8
234,557		Spectra Energy Corp	6,811,535	0.6
		Other	69,362,742	5.7

			124,718,228	10.7

FOOD & STAPLES RETAILING
91,940		Costco Wholesale Corp	7,439,784	0.6
		Other	17,125,502	1.5

			24,565,286	2.1

FOOD, BEVERAGE & TOBACCO
258,354		Kraft Foods, Inc (Class A)	8,675,526	0.8
194,923		PepsiCo, Inc	13,428,245	1.2
		Other	23,231,317	1.9

			45,335,088	3.9

HEALTH CARE EQUIPMENT & SERVICES
130,679		Baxter International, Inc	7,435,635	0.6
205,545		Medtronic, Inc	8,581,504	0.8
98,909		WellPoint, Inc	7,595,223	0.8
		Other	26,606,908	2.1

			50,219,270	4.3

HOUSEHOLD & PERSONAL PRODUCTS
288,657		Procter & Gamble Co	18,733,839	1.6
		Other	15,741,946	1.4

			34,475,785	3.0

INSURANCE
112,432		Travelers Cos, Inc	7,114,696	0.7
		Other	34,234,588	2.9

			41,349,284	3.6

MATERIALS
70,195		Praxair, Inc	7,470,151	0.6
		Other	55,171,778	4.8

			62,641,929	5.4

MEDIA
90,906		Time Warner Cable, Inc	7,102,486	0.7
249,614		Walt Disney Co	10,758,363	1.0
		Other	18,122,045	1.4

			35,982,894	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
205,912		Abbott Laboratories	10,715,660	0.9
309,333		Bristol-Myers Squibb Co	8,692,257	0.7
189,040	*	Gilead Sciences, Inc	7,342,313	0.7
279,917		Johnson & Johnson	18,396,146	1.6
372,296		Merck & Co, Inc	13,384,042	1.2
		Other	21,324,921	1.8

			79,855,339	6.9

REAL ESTATE			23,234,937	2.0

RETAILING
276,203		Lowe’s Cos, Inc	7,250,329	0.7
161,594		Target Corp	7,934,264	0.7
		Other	35,016,136	2.9

			50,200,729	4.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
624,895		Intel Corp	14,491,314	1.3
240,022		Texas Instruments, Inc	8,527,982	0.8
		Other	13,641,140	1.1

			36,660,436	3.2

SOFTWARE & SERVICES
141,853		Accenture plc	8,104,062	0.7
27,003	*	Google, Inc (Class A)	14,692,333	1.4
129,473		International Business Machines Corp	22,085,504	2.0
671,639		Microsoft Corp	17,476,047	1.6
430,437		Oracle Corp	15,517,254	1.4
		Other	23,387,157	1.6

			101,262,357	8.7

54	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
657,428		Cisco Systems, Inc	$11,544,435	1.1%
326,654	*	EMC Corp	9,257,374	0.8
274,490		Hewlett-Packard Co	11,081,161	1.0
		Other	21,739,715	1.7

			53,622,685	4.6

TELECOMMUNICATION SERVICES			24,533,831	2.1

TRANSPORTATION
92,274		Norfolk Southern Corp	6,891,022	0.6
118,976		United Parcel Service, Inc (Class B)	8,919,631	0.9
		Other	18,536,689	1.5

			34,347,342	3.0

UTILITIES			48,767,936	4.2

		TOTAL COMMON STOCKS
		(Cost $953,967,404)	1,150,415,142	99.0

		TOTAL PORTFOLIO
		(Cost $953,967,404)	1,150,415,142	99.0
		OTHER ASSETS & LIABILITIES, NET	11,578,811	1.0

		NET ASSETS	$1,161,993,953	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	55

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF FUNDS ▪ APRIL 30, 2011

	Growth & Income Fund	International Equity Fund	Emerging Markets Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund

ASSETS
Portfolio investments, at value†	$2,260,419,331	$2,841,263,685	$316,897,266	$1,258,246,991	$2,200,276,522	$1,438,443,250	$2,774,301,026	$1,448,062,454	$574,009,567	$833,168,653	$808,204,373	$1,150,415,142
Affiliated investments, at value‡	—	71,536,203	—	—	—	—	—	—	—	—	—	—
Cash	16,829,798	5,023,475	6,333,768	15,301,732	44,364,367	12,327,538	79,237,279	8,152,351	793,399	583,449	161,587	9,811,205
Cash-foreign^	—	1,090,660	857,960	—	—	—	59,080	—	297,342	—	—	—
Receivable from securities transactions	19,558,951	—	4,426,981	36,612,375	50,115,546	13,004,420	10,541,250	3,133,656	—	—	6,317,546	—
Receivable from Fund shares sold	8,064,920	8,160,185	2,071,329	4,157,843	44,326,027	28,493,453	36,567,095	12,731,490	866,250	1,354,002	1,310,506	5,412,763
Dividends and interest receivable	1,625,050	14,452,713	550,719	461,798	2,539,609	268,751	1,763,815	441,529	3,616,328	477,881	1,138,934	1,117,802
Due from affilates	—	—	2,696	—	—	—	—	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	10,800	—	—	—	—
Other	46,923	48,625	817	82,796	35,458	27,592	41,026	27,546	17,945	20,664	20,414	48,401

Total assets	2,306,544,973	2,941,575,546	331,141,536	1,314,863,535	2,341,657,529	1,492,565,004	2,902,510,571	1,472,559,826	579,600,831	835,604,649	817,153,360	1,166,805,313

LIABILITIES
Management fees payable	109,316	154,139	29,641	61,588	106,848	70,594	134,824	66,114	27,898	30,090	29,196	18,992
Service agreement fees payable	15,587	33,543	143	1,705	25,568	21,951	44,660	18,163	—	—	—	12,695
Distribution fees payable	76,399	66,630	1,773	43,130	35,479	36,286	55,864	23,591	—	—	—	32,513
Due to affiliates	27,357	36,335	3,015	14,620	26,886	16,717	33,337	16,691	7,508	11,033	10,626	14,144
Payable for securities transactions	11,776,925	—	8,486,419	46,266,178	56,156,205	22,183,660	20,468,140	4,864,170	—	—	6,629,131	—
Payable for Fund shares redeemed	3,974,085	4,259,860	29,604	1,135,302	38,291,125	28,198,067	30,878,646	7,859,642	800,000	1,350,106	1,310,507	4,595,996
Accrued expenses & other payables	228,535	219,941	199,056	147,067	197,096	159,196	223,019	157,981	41,781	89,419	91,323	137,020

Total liabilities	16,208,204	4,770,448	8,749,651	47,669,590	94,839,207	50,686,471	51,838,490	13,006,352	877,187	1,480,648	8,070,783	4,811,360

NET ASSETS	$2,290,336,769	$2,936,805,098	$322,391,885	$1,267,193,945	$2,246,818,322	$1,441,878,533	$2,850,672,081	$1,459,553,474	$578,723,644	$834,124,001	$809,082,577	$1,161,993,953

NET ASSETS CONSIST OF:
Paid-in-capital	$1,850,797,284	$3,130,006,733	$285,014,290	$1,067,939,473	$2,125,326,947	$1,058,499,551	$2,298,890,272	$1,166,265,976	$490,391,328	$601,985,736	$620,599,054	$991,974,406
Undistributed net investment income (loss)	1,044,465	14,005,320	380,207	(881,410)	6,953,100	(438,213)	2,952,851	1,894,496	6,274,525	2,198,868	5,154,167	4,667,725
Accumulated net realized gain (loss) on total investments	53,565,767	(679,692,334)	(1,432,548)	3,975,720	(120,587,824)	47,212,656	(55,818,959)	41,424,323	(5,525,825)	45,213,963	24,201,475	(31,095,915)
Accumulated net unrealized appreciation (depreciation) on total investments	384,929,253	472,485,379	38,429,936	196,160,162	235,126,099	336,604,539	604,647,917	249,968,679	87,583,616	184,725,434	159,127,881	196,447,737

NET ASSETS	$2,290,336,769	$2,936,805,098	$322,391,885	$1,267,193,945	$2,246,818,322	$1,441,878,533	$2,850,672,081	$1,459,553,474	$578,723,644	$834,124,001	$809,082,577	$1,161,993,953

INSTITUTIONAL CLASS:
Net assets	$1,006,433,245	$1,088,138,600	$305,023,089	$794,924,356	$1,032,845,797	$333,351,743	$742,733,944	$588,245,486	$578,723,644	$834,124,001	$809,082,577	$399,715,765
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	100,621,948	101,037,010	24,688,881	70,586,457	72,702,023	15,360,268	39,413,555	36,405,131	73,316,366	82,412,216	91,495,582	34,333,541

Net asset value per share	$10.00	$10.77	$12.35	$11.26	$14.21	$21.70	$18.84	$16.16	$7.89	$10.12	$8.84	$11.64

RETIREMENT CLASS:
Net assets	$573,191,212	$1,240,294,048	$5,244,273	$62,431,472	$943,478,857	$807,916,867	$1,646,221,867	$669,405,552	$—	$—	$—	$465,158,015
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	56,713,414	111,807,841	425,150	5,559,108	66,638,076	37,749,447	87,823,179	41,977,647	—	—	—	39,528,754

Net asset value per share	$10.11	$11.09	$12.34	$11.23	$14.16	$21.40	$18.74	$15.95	$—	$—	$—	$11.77

RETAIL CLASS:
Net assets	$587,012,525	$369,834,605	$4,808,062	$399,124,261	$96,585,159	$135,640,103	$183,228,011	$79,819,927	$—	$—	$—	$215,295,203
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,463,491	49,151,342	390,121	35,481,877	6,994,347	6,329,336	9,888,710	5,027,534	—	—	—	20,094,872

Net asset value per share	$12.11	$7.52	$12.32	$11.25	$13.81	$21.43	$18.53	$15.88	$—	$—	$—	$10.71

PREMIER CLASS:
Net assets	$123,699,787	$238,537,845	$7,316,461	$10,713,856	$173,908,509	$164,969,820	$278,488,259	$122,082,509	$—	$—	$—	$81,824,970
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	12,363,117	22,190,596	592,831	952,511	12,258,980	7,619,792	14,800,248	7,567,697	—	—	—	7,046,601

Net asset value per share	$10.01	$10.75	$12.34	$11.25	$14.19	$21.65	$18.82	$16.13	$—	$—	$—	$11.61

† Portfolio investments, cost	$1,875,492,973	$2,380,141,848	$278,360,622	$1,062,090,721	$1,965,112,476	$1,101,842,145	$2,169,672,799	$1,198,120,601	$486,551,762	$648,443,219	$649,076,492	$953,967,404
‡ Affiliated investments, cost	$—	$61,076,616	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$1,080,973	$853,018	$—	$—	$—	$58,839	$—	$295,673	$—	$—	$—

56 2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report 57

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED APRIL 30, 2011

	Growth & Income Fund	International Equity Fund	Emerging Markets Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$15,224,490	$23,224,872	$1,787,838	$4,849,659	$18,225,603	$3,666,954	$23,393,946	$6,030,901	$9,483,270	$5,607,452	$8,388,278	$10,108,260
Dividends from affiliated investments	—	967,116	—	—	—	—	—	—	—	—	—	—
Interest	6,978	7,839	2,365	5,158	9,046	2,882	9,027	3,010	1,705	126	24	2,032

Total income	15,231,468	24,199,827	1,790,203	4,854,817	18,234,649	3,669,836	23,402,973	6,033,911	9,484,975	5,607,578	8,388,302	10,110,292

EXPENSES
Management fees	4,474,935	6,489,598	971,411	2,453,267	4,310,808	2,770,374	5,435,700	2,818,013	1,237,566	1,429,086	1,376,086	786,096
Distribution fees – Retail Class	341,872	217,980	4,617	236,983	56,140	70,858	115,339	43,862	—	—	—	126,644
Distribution fees – Premier Class	94,460	168,310	3,258	6,879	148,757	130,558	217,838	87,889	—	—	—	66,010
Fund administration fees	66,583	89,789	7,022	35,419	63,805	39,490	81,049	40,228	18,421	27,503	26,376	34,525
Custody and accounting fees	33,125	120,478	200,116	24,963	21,807	14,718	21,760	24,147	67,414	11,965	23,226	19,318
Professional fees	39,789	47,723	37,558	35,120	39,131	35,509	41,719	35,543	38,408	34,212	34,136	35,087
Shareholder reports	57,202	73,401	11,901	36,243	56,753	42,562	69,006	44,580	16,815	22,487	21,929	65,591
Shareholder servicing – Institutional Class	1,301	1,269	519	875	2,131	935	2,081	1,016	608	656	697	1,400
Shareholder servicing – Retirement Class	675,191	1,422,636	3,134	64,129	1,080,251	872,737	1,816,726	718,174	—	—	—	549,324
Shareholder servicing – Retail Class	332,568	217,434	2,724	351,259	52,316	62,482	82,985	49,344	—	—	—	59,339
Shareholder servicing – Premier Class	166	222	82	99	210	166	262	158	—	—	—	144
Trustee fees and expenses	7,020	9,375	490	3,567	6,595	3,811	8,461	3,899	2,056	3,003	3,005	3,575
Compliance fees	23,779	31,878	2,577	12,665	23,094	14,330	28,896	14,360	6,657	5,770	6,372	12,351
Interest expense	597	42,562	475	84	2,355	2,878	4,023	1,052	5,067	2,598	3,346	1,016
Registration fees	34,078	38,644	13,907	36,183	33,335	34,682	41,867	31,503	7,826	7,868	7,669	33,554
Other expenses	16,583	86,822	19,541	21,048	22,274	30,113	15,281	20,932	50,163	882	81	14,492

Total expenses	6,199,249	9,058,121	1,279,332	3,318,783	5,919,762	4,126,203	7,982,993	3,934,700	1,451,001	1,546,030	1,502,923	1,808,466
Less: Expenses reimbursed by the investment adviser	—	—	(180,154)	—	—	—	—	—	—	—	—	—
Fee waiver by investment adviser	—	—	—	—	—	—	—	(222,743)	(13,535)	(80,183)	(72,611)	—

Net expenses	6,199,249	9,058,121	1,099,178	3,318,783	5,919,762	4,126,203	7,982,993	3,711,957	1,437,466	1,465,847	1,430,312	1,808,466

Net investment income (loss)	9,032,219	15,141,706	691,025	1,536,034	12,314,887	(456,367)	15,419,980	2,321,954	8,047,509	4,141,731	6,957,990	8,301,826

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	96,857,059	197,941,882	(496,373)	49,642,915	70,586,947	67,979,780	68,886,878	109,977,192	20,738,599	52,703,424	38,228,624	2,592,888
Affiliated investments	—	118,177	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	1,267,145	—	—	—	—
Foreign currency transactions	(70,927)	(396,578)	(628,109)	(96,017)	(25,364)	38,807	90,314	—	120,509	—	—	—

Net realized gain (loss) on total investments	96,786,132	197,663,481	(1,124,482)	49,546,898	70,561,583	68,018,587	68,977,192	111,244,337	20,859,108	52,703,424	38,228,624	2,592,888

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	228,487,846	159,778,744	23,805,619	92,014,320	233,525,371	185,587,728	362,692,183	145,596,595	42,445,370	74,573,781	79,643,117	142,564,609
Affiliated investments	—	11,625,560	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	(127,151)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,445)	188,432	(7,169)	3,453	(39,956)	1,583	17,382	—	49,020	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	228,486,401	171,592,736	23,798,450	92,017,773	233,485,415	185,589,311	362,709,565	145,469,444	42,494,390	74,573,781	79,643,117	142,564,609

Net realized and unrealized gain on total investments	325,272,533	369,256,217	22,673,968	141,564,671	304,046,998	253,607,898	431,686,757	256,713,781	63,353,498	127,277,205	117,871,741	145,157,497

Net increase in net assets resulting from operations	$334,304,752	$384,397,923	$23,364,993	$143,100,705	$316,361,885	$253,151,531	$447,106,737	$259,035,735	$71,401,007	$131,418,936	$124,829,731	$153,459,323

* Net of foreign withholding taxes of:	$(105,847)	$(1,709,413)	$(171,300)	$(98,629)	$(73,669)	$(71,957)	$(65,455)	$(115)	$(703,839)	$(5,892)	$524	$(131)
** Includes net change in unrealized foreign capital gains taxes of:	$—	$—	$(56,940)	$—	$—	$—	$—	$—	$—	$—	$—	$—

58 2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report 59

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Growth & Income Fund			International Equity Fund			Emerging Markets Equity Fund

		For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the period August 31, 2010 to October 31, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$9,032,219	$412,664	$16,992,897	$15,141,706	$497,296	$25,007,604	$691,025	$89,331
Net realized gain (loss) on total investments		96,786,132	5,391,300	79,876,605	197,663,481	23,220,498	35,365,348	(1,124,482)	(391,752)
Net change in unrealized appreciation (depreciation) on total investments		228,486,401	57,945,445	(3,130,261)	171,592,736	96,012,976	193,212,696	23,798,450	14,631,486

Net increase (decrease) from operations		334,304,752	63,749,409	93,739,241	384,397,923	119,730,770	253,585,648	23,364,993	14,329,065

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(4,363,864)	—	(6,299,756)	(7,902,005)	—	(9,656,477)	—	—
	Retirement Class	(2,130,175)	—	(5,570,079)	(6,404,604)	—	(12,983,220)	—	—
	Retail Class	(1,711,116)	—	(4,073,649)	(3,292,002)	—	(5,539,650)	—	—
	Premier Class	(611,683)	—	(375,075)	(1,934,876)	—	(3,545)	—	—
From realized gains:	Institutional Class	—	—	—	—	—	—	(327,366)	—
	Retirement Class	—	—	—	—	—	—	(1,910)	—
	Retail Class	—	—	—	—	—	—	(5,338)	—
	Premier Class	—	—	—	—	—	—	(2,745)	—

Total distributions		(8,816,838)	—	(16,318,559)	(19,533,487)	—	(28,182,892)	(337,359)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	209,259,953	64,160,086	231,955,353	173,227,839	30,091,792	250,904,878	234,887,383	142,560,917
	Retirement Class	45,032,098	6,305,487	174,490,252	83,399,860	21,008,203	125,493,390	4,234,174	1,000,010
	Retail Class	27,424,170	2,052,627	35,235,641	42,969,803	1,922,216	29,098,832	2,960,774	2,032,132
	Premier Class	34,389,006	37,696,302	75,222,378	71,125,497	84,417,414	89,187,525	5,817,011	1,000,010
Reinvestments of distributions:	Institutional Class	4,113,398	—	5,801,065	7,820,715	—	9,444,266	327,366	—
	Retirement Class	2,129,931	—	5,570,079	6,392,861	—	12,915,089	1,910	—
	Retail Class	1,640,170	—	3,891,764	3,186,552	—	5,327,620	5,241	—
	Premier Class	611,683	—	375,075	1,934,876	—	3,545	2,745	—
Redemptions:	Institutional Class	(23,713,857)	(2,507,818)	(55,511,518)	(64,055,771)	(15,225,834)	(238,419,011)	(108,579,496)	(88)
	Retirement Class	(73,242,858)	(58,845,757)	(147,033,089)	(113,858,732)	(99,125,981)	(173,971,461)	(457,457)	(10)
	Retail Class	(30,937,074)	(5,504,895)	(51,968,783)	(37,556,916)	(3,601,756)	(46,336,672)	(652,440)	—
	Premier Class	(44,202,387)	(743,014)	(6,420,127)	(42,722,491)	(766,763)	(5,311,417)	(104,986)	(10)

Net increase from shareholder transactions		152,504,233	42,613,018	271,608,090	131,864,093	18,719,291	58,336,584	138,442,225	146,592,961

Net increase in net assets		477,992,147	106,362,427	349,028,772	496,728,529	138,450,061	283,739,340	161,469,859	160,922,026

NET ASSETS
Beginning of period		1,812,344,622	1,705,982,195	1,356,953,423	2,440,076,569	2,301,626,508	2,017,887,168	160,922,026	0

End of period		$2,290,336,769	$1,812,344,622	$1,705,982,195	$2,936,805,098	$2,440,076,569	$2,301,626,508	$322,391,885	$160,922,026

Undistributed net investment income (loss) included in net assets		$1,044,465	$829,084	$431,208	$14,005,320	$18,397,101	$16,628,871	$380,207	$(310,818)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,408,899	7,594,903	29,098,178	17,396,992	3,202,112	30,896,406	20,598,527	13,789,580
	Retirement Class	4,756,881	742,904	21,471,669	8,172,382	2,191,419	14,803,011	364,856	100,001
	Retail Class	2,423,862	201,706	3,593,689	6,241,583	292,714	5,029,757	253,528	193,083
	Premier Class	3,841,530	4,453,083	9,508,058	7,229,290	8,973,891	10,726,486	501,713	100,001
Shares reinvested:	Institutional Class	445,364	—	714,217	805,429	—	1,140,612	28,616	—
	Retirement Class	228,966	—	679,799	638,647	—	1,514,078	167	—
	Retail Class	147,209	—	395,671	469,302	—	916,972	458	—
	Premier Class	66,711	—	45,858	199,678	—	428	240	—
Shares redeemed:	Institutional Class	(2,542,500)	(298,025)	(6,856,063)	(6,542,854)	(1,640,556)	(29,193,970)	(9,727,834)	(8)
	Retirement Class	(7,837,607)	(6,862,613)	(18,271,327)	(11,137,096)	(10,230,379)	(20,517,181)	(39,873)	(1)
	Retail Class	(2,752,246)	(538,802)	(5,336,588)	(5,323,486)	(550,937)	(7,998,190)	(56,948)	—
	Premier Class	(4,697,958)	(87,336)	(798,758)	(4,236,266)	(82,090)	(651,839)	(9,122)	(1)

Net increase from shareholder transactions		16,489,111	5,205,820	34,244,403	13,913,601	2,156,174	6,666,570	11,914,328	14,182,655

60	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	61

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Large-Cap Growth Fund			Large-Cap Value Fund			Mid-Cap Growth Fund

		For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$1,536,034	$(259,706)	$2,894,111	$12,314,887	$1,046,770	$18,253,084	$(456,367)	$(404,519)	$(282,255)
Net realized gain (loss) on total investments		49,546,898	15,828,690	80,419,640	70,561,583	18,270,261	69,108,342	68,018,587	7,627,684	73,245,602
Net change in unrealized appreciation (depreciation) on total investments		92,017,773	34,058,722	804,985	233,485,415	31,581,344	7,571,890	185,589,311	33,134,560	79,758,419

Net increase (decrease) from operations		143,100,705	49,627,706	84,118,736	316,361,885	50,898,375	94,933,316	253,151,531	40,357,725	152,721,766

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,907,489)	—	(2,067,713)	(9,126,987)	—	(5,345,944)	—	—	(218,562)
	Retirement Class	(39,965)	—	(146,345)	(8,264,777)	—	(7,674,532)	—	—	(232,957)
	Retail Class	(442,326)	—	(1,276,445)	(896,782)	—	(910,247)	—	—	(44,021)
	Premier Class	(20,920)	—	(1,329)	(2,480,985)	—	(3,171)	—	—	(460)

Total distributions		(2,410,700)	—	(3,491,832)	(20,769,531)	—	(13,933,894)	—	—	(496,000)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	170,362,806	18,004,941	168,982,290	266,880,426	45,950,469	231,512,171	141,288,904	24,986,902	54,567,280
	Retirement Class	24,735,335	3,770,852	22,738,808	88,797,208	11,480,725	278,396,723	135,817,779	15,168,736	150,522,471
	Retail Class	18,579,978	1,558,629	22,181,583	10,843,177	640,840	14,853,909	31,476,083	2,190,867	23,996,693
	Premier Class	7,842,828	1,845,930	4,554,027	51,761,900	45,623,952	113,499,850	57,837,961	51,290,123	83,437,061
Reinvestments of distributions:	Institutional Class	1,907,152	—	2,067,566	9,083,768	—	5,297,777	—	—	216,875
	Retirement Class	39,965	—	146,345	8,264,777	—	7,674,532	—	—	232,957
	Retail Class	431,287	—	1,241,107	869,519	—	883,119	—	—	42,572
	Premier Class	20,920	—	1,329	2,480,985	—	3,171	—	—	460
Redemptions:	Institutional Class	(4,759,205)	(1,007,794)	(51,253,818)	(7,680,152)	(1,343,145)	(60,568,912)	(29,139,019)	(8,679,407)	(19,062,946)
	Retirement Class	(9,495,013)	(3,380,565)	(28,019,016)	(73,192,076)	(66,714,675)	(138,955,633)	(70,656,882)	(62,997,776)	(163,119,819)
	Retail Class	(25,526,421)	(3,647,514)	(41,715,949)	(9,664,134)	(1,620,625)	(15,309,935)	(12,567,262)	(1,112,745)	(19,333,695)
	Premier Class	(4,976,039)	(10,408)	(427,658)	(74,706,825)	(556,577)	(3,225,170)	(70,802,798)	(257,169)	(6,359,811)

Net increase from shareholder transactions		179,163,593	17,134,071	100,496,614	273,738,573	33,460,964	434,061,602	183,254,766	20,589,531	105,140,098

Net increase in net assets		319,853,598	66,761,777	181,123,518	569,330,927	84,359,339	515,061,024	436,406,297	60,947,256	257,365,864

NET ASSETS
Beginning of period		947,340,347	880,578,570	699,455,052	1,677,487,395	1,593,128,056	1,078,067,032	1,005,472,236	944,524,980	687,159,116

End of period		$1,267,193,945	$947,340,347	$880,578,570	$2,246,818,322	$1,677,487,395	$1,593,128,056	$1,441,878,533	$1,005,472,236	$944,524,980

Undistributed net investment income (loss) included in net assets		$(881,410)	$(6,745)	$(28,449)	$6,953,100	$15,407,744	$14,380,927	$(438,213)	$18,154	$18,154

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,104,844	1,861,920	19,130,284	19,823,021	3,776,497	20,439,211	6,992,676	1,435,019	3,533,517
	Retirement Class	2,313,475	391,537	2,529,549	6,686,180	952,367	24,172,040	7,001,804	895,436	9,932,771
	Retail Class	1,750,381	161,296	2,467,943	834,763	54,605	1,322,814	1,605,055	128,738	1,581,624
	Premier Class	732,405	189,148	514,891	4,028,456	3,764,070	9,961,504	3,043,548	2,970,746	5,472,915
Shares reinvested:	Institutional Class	185,521	—	231,530	710,780	—	477,707	—	—	15,082
	Retirement Class	3,895	—	16,425	648,218	—	693,900	—	—	16,371
	Retail Class	41,954	—	139,138	69,953	—	81,846	—	—	2,988
	Premier Class	2,037	—	149	194,282	—	286	—	—	32
Shares redeemed:	Institutional Class	(446,954)	(103,966)	(5,612,140)	(573,009)	(110,946)	(5,263,317)	(1,537,643)	(503,789)	(1,257,087)
	Retirement Class	(891,783)	(349,534)	(3,141,860)	(5,588,029)	(5,511,175)	(12,244,601)	(3,684,069)	(3,680,959)	(10,948,567)
	Retail Class	(2,415,258)	(377,556)	(4,632,519)	(749,281)	(137,352)	(1,377,565)	(645,198)	(65,434)	(1,282,789)
	Premier Class	(465,913)	(1,077)	(48,507)	(5,389,602)	(45,706)	(276,752)	(3,462,728)	(15,099)	(407,608)

Net increase from shareholder transactions		16,914,604	1,771,768	11,594,883	20,695,732	2,742,360	37,987,073	9,313,445	1,164,658	6,659,249

62	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	63

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Mid-Cap Value Fund			Small-Cap Equity Fund			Enhanced International Equity Index Fund

		For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$15,419,980	$(39,741)	$24,934,161	$2,321,954	$(14,829)	$4,719,248	$8,047,509	$76,063	$12,135,539
Net realized gain on total investments		68,977,192	12,158,526	46,454,745	111,244,337	3,673,982	75,823,585	20,859,108	6,168,060	15,591,609
Net change in unrealized appreciation (depreciation) on total investments		362,709,565	59,945,613	124,061,420	145,469,444	38,218,894	25,863,206	42,494,390	15,978,547	(4,423,898)

Net increase (decrease) from operations		447,106,737	72,064,398	195,450,326	259,035,735	41,878,047	106,406,039	71,401,007	22,222,670	23,303,250

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(6,863,314)	—	(3,026,912)	(2,228,344)	—	(1,822,883)	(13,412,337)	—	(8,654,340)
	Retirement Class	(16,515,660)	—	(14,058,413)	(1,644,647)	—	(1,836,454)	—	—	—
	Retail Class	(2,242,320)	—	(1,865,763)	(190,206)	—	(258,431)	—	—	—
	Premier Class	(4,276,192)	—	(3,458)	(572,859)	—	(1,611)	—	—	—

Total distributions		(29,897,486)	—	(18,954,546)	(4,636,056)	—	(3,919,379)	(13,412,337)	—	(8,654,340)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	228,339,675	45,973,527	196,515,780	115,226,457	24,016,712	106,675,623	17,144,807	636,993	206,626,360
	Retirement Class	175,527,811	22,528,937	377,444,982	116,021,889	17,064,768	142,542,869	—	—	—
	Retail Class	14,707,760	2,124,655	49,063,841	13,551,656	1,098,128	13,022,826	—	—	—
	Premier Class	73,615,091	72,533,634	163,886,023	40,822,183	41,385,751	46,306,627	—	—	—
Reinvestments of distributions:	Institutional Class	6,208,772	—	2,528,338	2,215,054	—	1,803,213	13,412,337	—	8,654,340
	Retirement Class	16,515,660	—	14,058,413	1,644,647	—	1,836,454	—	—	—
	Retail Class	2,116,549	—	1,793,657	184,361	—	250,757	—	—	—
	Premier Class	4,276,192	—	3,458	572,859	—	1,611	—	—	—
Redemptions:	Institutional Class	(31,196,779)	(8,501,227)	(34,214,397)	(30,841,753)	(1,140,002)	(38,242,206)	(46,539,076)	(4,514,211)	(71,254,911)
	Retirement Class	(102,251,762)	(102,236,442)	(223,358,185)	(45,904,086)	(49,386,681)	(56,813,235)	—	—	—
	Retail Class	(36,154,398)	(3,005,064)	(38,709,045)	(6,933,460)	(883,807)	(10,797,190)	—	—	—
	Premier Class	(96,635,143)	(505,752)	(2,739,258)	(33,746,868)	(271,447)	(3,323,831)	—	—	—

Net increase (decrease) from shareholder transactions		255,069,428	28,912,268	506,273,607	172,812,939	31,883,422	203,263,518	(15,981,932)	(3,877,218)	144,025,789

Net increase in net assets		672,278,679	100,976,666	682,769,387	427,212,618	73,761,469	305,750,178	42,006,738	18,345,452	158,674,699

NET ASSETS
Beginning of period		2,178,393,402	2,077,416,736	1,394,647,349	1,032,340,856	958,579,387	652,829,209	536,716,906	518,371,454	359,696,755

End of period		$2,850,672,081	$2,178,393,402	$2,077,416,736	$1,459,553,474	$1,032,340,856	$958,579,387	$578,723,644	$536,716,906	$518,371,454

Undistributed net investment income (loss) included in net assets		$2,952,851	$17,430,357	$17,405,270	$1,894,496	$4,208,598	$4,223,427	$6,274,525	$11,639,353	$11,162,750

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,885,023	2,884,238	13,310,014	7,656,736	1,847,561	9,070,020	2,333,594	90,894	31,948,794
	Retirement Class	10,107,585	1,435,473	25,934,802	7,989,490	1,335,739	12,002,593	—	—	—
	Retail Class	858,705	136,589	3,346,668	933,671	86,252	1,097,272	—	—	—
	Premier Class	4,369,220	4,559,917	11,219,568	2,865,995	3,174,583	3,992,970	—	—	—
Shares reinvested:	Institutional Class	371,560	—	180,209	153,503	—	164,677	1,916,048	—	1,305,330
	Retirement Class	993,124	—	1,006,329	115,414	—	169,728	—	—	—
	Retail Class	128,744	—	129,975	12,992	—	23,283	—	—	—
	Premier Class	256,213	—	246	39,754	—	147	—	—	—
Shares redeemed:	Institutional Class	(1,830,140)	(533,170)	(2,356,547)	(2,184,664)	(87,649)	(3,264,853)	(6,386,264)	(641,927)	(10,838,669)
	Retirement Class	(5,967,266)	(6,459,878)	(15,401,715)	(3,148,186)	(3,829,361)	(4,983,993)	—	—	—
	Retail Class	(2,101,740)	(192,770)	(2,729,441)	(476,009)	(69,726)	(921,935)	—	—	—
	Premier Class	(5,404,437)	(31,903)	(186,575)	(2,229,201)	(20,978)	(278,258)	—	—	—

Net increase (decrease) from shareholder transactions		14,666,591	1,798,496	34,453,533	11,729,495	2,436,421	17,071,651	(2,136,622)	(551,033)	22,415,455

64 2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report 65

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Enhanced Large-Cap Growth Index Fund			Enhanced Large-Cap Value Index Fund			Social Choice Equity Fund

		For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$4,141,731	$265,490	$7,502,549	$6,957,990	$916,306	$11,482,480	$8,301,826	$507,728	$13,424,025
Net realized gain on total investments		52,703,424	5,593,311	34,736,196	38,228,624	5,338,916	6,268,405	2,592,888	457,985	9,699,190
Net change in unrealized appreciation (depreciation) on total investments		74,573,781	30,567,006	30,826,331	79,643,117	17,581,318	25,959,535	142,564,609	34,587,726	60,983,470

Net increase (decrease) from operations		131,418,936	36,425,807	73,065,076	124,829,731	23,836,540	43,710,420	153,459,323	35,553,439	84,106,685

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,597,069)	—	(5,837,253)	(11,006,869)	—	(9,174,158)	(4,686,649)	—	(2,938,721)
	Retirement Class	—	—	—	—	—	—	(5,446,278)	—	(5,633,366)
	Retail Class	—	—	—	—	—	—	(2,637,637)	—	(2,412,328)
	Premier Class	—	—	—	—	—	—	(1,536,176)	—	(4,072)
From realized gains:	Institutional Class	(32,048,060)	—	—	(6,927,036)	—	—	—	—	—

Total distributions		(39,645,129)	—	(5,837,253)	(17,933,905)	—	(9,174,158)	(14,306,740)	—	(10,988,487)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	7,709,656	8,232,380	244,247,380	7,050,301	6,710,944	254,019,630	91,194,464	25,115,066	85,708,903
	Retirement Class	—	—	—	—	—	—	38,521,247	7,004,801	84,565,989
	Retail Class	—	—	—	—	—	—	34,180,237	2,166,367	23,052,561
	Premier Class	—	—	—	—	—	—	28,346,138	19,648,775	55,711,332
Reinvestments of distributions:	Institutional Class	39,645,129	—	5,837,253	17,933,905	—	9,174,158	3,635,978	—	2,250,675
	Retirement Class	—	—	—	—	—	—	5,446,278	—	5,633,366
	Retail Class	—	—	—	—	—	—	2,530,922	—	2,321,491
	Premier Class	—	—	—	—	—	—	1,536,176	—	4,072
Redemptions:	Institutional Class	(82,482,786)	(4,966,619)	(74,773,535)	(74,801,107)	(4,939,481)	(69,468,123)	(26,249,574)	(4,102,469)	(28,956,199)
	Retirement Class	—	—	—	—	—	—	(46,799,673)	(37,606,675)	(81,880,329)
	Retail Class	—	—	—	—	—	—	(9,840,616)	(2,475,261)	(26,048,483)
	Premier Class	—	—	—	—	—	—	(37,473,632)	(94,805)	(3,131,029)

Net increase (decrease) from shareholder transactions		(35,128,001)	3,265,761	175,311,098	(49,816,901)	1,771,463	193,725,665	85,027,945	9,655,799	119,232,349

Net increase in net assets		56,645,806	39,691,568	242,538,921	57,078,925	25,608,003	228,261,927	224,180,528	45,209,238	192,350,547

NET ASSETS
Beginning of period		777,478,195	737,786,627	495,247,706	752,003,652	726,395,649	498,133,722	937,813,425	892,604,187	700,253,640

End of period		$834,124,001	$777,478,195	$737,786,627	$809,082,577	$752,003,652	$726,395,649	$1,161,993,953	$937,813,425	$892,604,187

Undistributed net investment income (loss) included in net assets		$2,198,868	$5,654,206	$5,388,716	$5,154,167	$9,203,046	$8,286,740	$4,667,725	$10,672,639	$10,164,911

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	788,840	940,523	29,955,840	827,175	882,857	35,081,703	8,260,826	2,466,017	8,992,055
	Retirement Class	—	—	—	—	—	—	3,542,305	689,979	8,826,054
	Retail Class	—	—	—	—	—	—	3,386,760	232,537	2,611,914
	Premier Class	—	—	—	—	—	—	2,673,294	1,950,407	5,974,578
Shares reinvested:	Institutional Class	4,332,801	—	713,600	2,258,678	—	1,268,902	343,017	—	243,054
	Retirement Class	—	—	—	—	—	—	508,048	—	601,855
	Retail Class	—	—	—	—	—	—	259,316	—	271,837
	Premier Class	—	—	—	—	—	—	145,334	—	440
Shares redeemed:	Institutional Class	(8,578,979)	(551,386)	(8,961,509)	(8,940,827)	(641,456)	(9,419,931)	(2,407,777)	(411,186)	(3,040,004)
	Retirement Class	—	—	—	—	—	—	(4,247,968)	(3,672,388)	(8,646,368)
	Retail Class	—	—	—	—	—	—	(974,895)	(268,022)	(2,983,476)
	Premier Class	—	—	—	—	—	—	(3,390,972)	(9,489)	(325,018)

Net increase (decrease) from shareholder transactions		(3,457,338)	389,137	21,707,931	(5,854,974)	241,401	26,930,674	8,097,288	977,855	12,526,921

66 2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report 67

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.53		$8.22		$7.83	$8.16	$10.33	$8.66	$9.05

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.00	(e)	0.10	0.11	0.15	0.17	0.14
Net realized and unrealized gain (loss) on total investments	1.47		0.31		0.39	(0.32)	(1.91)	2.06	0.76

Total gain (loss) from investment operations	1.52		0.31		0.49	(0.21)	(1.76)	2.23	0.90

Less distributions from:
Net investment income	(0.05)		—		(0.10)	(0.12)	(0.17)	(0.17)	(0.15)
Net realized gains	—		—		—	—	(0.24)	(0.39)	(1.14)

Total distributions	(0.05)		—		(0.10)	(0.12)	(0.41)	(0.56)	(1.29)

Net asset value, end of period	$10.00		$8.53		$8.22	$7.83	$8.16	$10.33	$8.66

TOTAL RETURN	17.86	%(b)	3.77	%(b)	6.27%	(2.34)%	(17.64)%	26.84%	10.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,006,433		$684,913		$600,386	$391,884	$218,710	$105,476	$97,494
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.53	%(c)	0.48%	0.53%	0.50%	0.55%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.52	%(c)	0.48%	0.51%	0.33%	0.13%	0.13%
Ratio of net investment income (loss) to average net assets	1.01	%(c)	0.42	%(c)	1.23%	1.62%	1.59%	1.81%	1.58%
Portfolio turnover rate	65	%(b)	13	%(b)	126%	133%	132%	84%	133%

	Retirement Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.62		$8.31		$7.91	$8.25	$10.44	$8.76	$9.12

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.00	(e)	0.08	0.09	0.13	0.15	0.12
Net realized and unrealized gain (loss) on total investments	1.49		0.31		0.40	(0.33)	(1.93)	2.08	0.77

Total gain (loss) from investment operations	1.53		0.31		0.48	(0.24)	(1.80)	2.23	0.89

Less distributions from:
Net investment income	(0.04)		—		(0.08)	(0.10)	(0.15)	(0.16)	(0.11)
Net realized gains	—		—		—	—	(0.24)	(0.39)	(1.14)

Total distributions	(0.04)		—		(0.08)	(0.10)	(0.39)	(0.55)	(1.25)

Net asset value, end of period	$10.11		$8.62		$8.31	$7.91	$8.25	$10.44	$8.76

TOTAL RETURN	17.75	%(b)	3.73	%(b)	6.07%	(2.66)%	(17.82)%	26.44%	10.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$573,191		$513,285		$545,887	$488,991	$259,942	$204,746	$86,918
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.72	%(c)	0.78	%(c)	0.73%	0.78%	0.75%	0.81%	0.74%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.72	%(c)	0.77	%(c)	0.73%	0.75%	0.54%	0.38%	0.40%
Ratio of net investment income (loss) to average net assets	0.79	%(c)	0.18	%(c)	0.98%	1.36%	1.36%	1.52%	1.36%
Portfolio turnover rate	65	%(b)	13	%(b)	126%	133%	132%	84%	133%

68	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d	)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.32		$9.95		$9.45	$9.83	$12.36	$10.27	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.00	(e)	0.10	0.12	0.16	0.18	0.08
Net realized and unrealized gain (loss) on total investments	1.79		0.37		0.48	(0.40)	(2.30)	2.47	0.24

Total gain (loss) from investment operations	1.83		0.37		0.58	(0.28)	(2.14)	2.65	0.32

Less distributions from:
Net investment income	(0.04)		—		(0.08)	(0.10)	(0.15)	(0.17)	(0.05)
Net realized gains	—		—		—	—	(0.24)	(0.39)	—

Total distributions	(0.04)		—		(0.08)	(0.10)	(0.39)	(0.56)	(0.05)

Net asset value, end of period	$12.11		$10.32		$9.95	$9.45	$9.83	$12.36	$10.27

TOTAL RETURN	17.72	%(b)	3.72	%(b)	6.17%	(2.63)%	(17.78)%	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$587,013		$501,950		$487,427	$475,828	$506,760	$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.75	%(c)	0.66%	0.94%	0.87%	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.74	%(c)	0.66%	0.70%	0.46%	0.24%	0.43	%(c)
Ratio of net investment income (loss) to average net assets	0.79	%(c)	0.20	%(c)	1.04%	1.48%	1.43%	1.58%	1.55	%(c)
Portfolio turnover rate	65	%(b)	13	%(b)	126%	133%	132%	84%	133%

	Premier Class

	4/30/11		10/31/10†		9/30/10	9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.53		$8.23		$7.83	$7.83

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.00	(e)	0.09	0.00	(e)
Net realized and unrealized gain on total investments	1.48		0.30		0.40	—

Total gain from investment operations	1.52		0.30		0.49	0.00	(e)

Less distributions from:
Net investment income	(0.04)		—		(0.09)	—
Net realized gains	—		—		—	—

Total distributions	(0.04)		—		(0.09)	—

Net asset value, end of period	$10.01		$8.53		$8.23	$7.83

TOTAL RETURN	17.89	%(b)	3.65	%(b)	6.25%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$123,700		$112,196		$72,282	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.68	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	0.90	%(c)	0.22	%(c)	1.07%	0.00	%(c)
Portfolio turnover rate	65	%(b)	13	%(b)	126%	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	69

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.41		$8.95		$8.06	$8.68	$14.98	$13.45	$12.17

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.00	(e)	0.11	0.12	0.26	0.20	0.19
Net realized and unrealized gain (loss) on total investments	1.38		0.46		0.90	(0.48)	(4.67)	3.49	2.15

Total gain (loss) from investment operations	1.44		0.46		1.01	(0.36)	(4.41)	3.69	2.34

Less distributions from:
Net investment income	(0.08)		—		(0.12)	(0.24)	(0.15)	(0.22)	(0.22)
Net realized gains	—		—		—	(0.02)	(1.74)	(1.94)	(0.84)

Total distributions	(0.08)		—		(0.12)	(0.26)	(1.89)	(2.16)	(1.06)

Net asset value, end of period	$10.77		$9.41		$8.95	$8.06	$8.68	$14.98	$13.45

TOTAL RETURN	15.43	%(b)	5.14	%(b)	12.62%	(3.19)%	(33.50)%	30.49%	20.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,088,139		$841,417		$785,755	$684,965	$606,528	$807,072	$649,747
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.57	%(c)	0.53%	0.58%	0.54%	0.58%	0.45%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.57	%(c)	0.53%	0.57%	0.54%	0.58%	0.45%
Ratio of net investment income (loss) to average net assets	1.30	%(c)	0.39	%(c)	1.36%	1.81%	2.20%	1.47%	1.48%
Portfolio turnover rate	58	%(b)	8	%(b)	119%	118%	204%	179%	164%

	Retirement Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.68		$9.20		$8.29	$8.90	$15.32	$13.72	$12.41

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.00	(e)	0.09	0.10	0.25	0.19	0.16
Net realized and unrealized gain (loss) on total investments	1.42		0.48		0.92	(0.48)	(4.79)	3.54	2.13

Total gain (loss) from investment operations	1.47		0.48		1.01	(0.38)	(4.54)	3.73	2.29

Less distributions from:
Net investment income	(0.06)		—		(0.10)	(0.21)	(0.14)	(0.19)	(0.14)
Net realized gains	—		—		—	(0.02)	(1.74)	(1.94)	(0.84)

Total distributions	(0.06)		—		(0.10)	(0.23)	(1.88)	(2.13)	(0.98)

Net asset value, end of period	$11.09		$9.68		$9.20	$8.29	$8.90	$15.32	$13.72

TOTAL RETURN	15.23	%(b)	5.22	%(b)	12.28%	(3.42)%	(33.64)%	30.16%	19.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,240,294		$1,105,129		$1,124,555	$1,047,995	$1,159,940	$1,216,121	$519,870
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.82	%(c)	0.78%	0.83%	0.79%	0.84%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.82	%(c)	0.78%	0.82%	0.79%	0.80%	0.74%
Ratio of net investment income (loss) to average net assets	1.03	%(c)	0.12	%(c)	1.07%	1.53%	2.08%	1.36%	1.27%
Portfolio turnover rate	58	%(b)	8	%(b)	119%	118%	204%	179%	164%

70	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.59		$6.27		$5.69	$6.22	$11.29	$10.63	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.00	(e)	0.06	0.07	0.17	0.22	0.05
Net realized and unrealized gain (loss) on total investments	0.96		0.32		0.63	(0.35)	(3.35)	2.59	0.58

Total gain (loss) from investment operations	1.00		0.32		0.69	(0.28)	(3.18)	2.81	0.63

Less distributions from:
Net investment income	(0.07)		—		(0.11)	(0.23)	(0.15)	(0.21)	—
Net realized gains	—		—		—	(0.02)	(1.74)	(1.94)	—

Total distributions	(0.07)		—		(0.11)	(0.25)	(1.89)	(2.15)	—

Net asset value, end of period	$7.52		$6.59		$6.27	$5.69	$6.22	$11.29	$10.63

TOTAL RETURN	15.24	%(b)	5.10	%(b)	12.28%	(3.29)%	(33.62)%	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$369,835		$314,977		$301,044	$284,678	$316,827	$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.80	%(c)	0.72%	1.02%	0.89%	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.80	%(c)	0.72%	0.79%	0.69%	0.75%	0.80	%(c)
Ratio of net investment income (loss) to average net assets	1.03	%(c)	0.17	%(c)	1.12%	1.56%	1.95%	2.02%	0.94	%(c)
Portfolio turnover rate	58	%(b)	8	%(b)	119%	118%	204%	179%	164%

	Premier Class

	4/30/11		10/31/10†		9/30/10	9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40		$8.93		$8.06	$8.06

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.00	(e)	0.13	0.00	(e)
Net realized and unrealized gain on total investments	1.38		0.47		0.85	—

Total gain from investment operations	1.43		0.47		0.98	0.00	(e)

Less distributions from:
Net investment income	(0.08)		—		(0.11)	—
Net realized gains	—		—		—	—

Total distributions	(0.08)		—		(0.11)	—

Net asset value, end of period	$10.75		$9.40		$8.93	$8.06

TOTAL RETURN	15.28	%(b)	5.26	%(b)	12.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$238,538		$178,553		$90,273	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.72	%(c)	0.68%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.72	%(c)	0.68%	0.75	%(c)
Ratio of net investment income (loss) to average net assets	1.09	%(c)	0.55	%(c)	1.55%	0.00	%(c)
Portfolio turnover rate	58	%(b)	8	%(b)	119%	118%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	71

FINANCIAL HIGHLIGHTS	continued

EMERGING MARKETS EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.35		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.01
Net realized and unrealized gain on total investments	0.98		1.34

Total gain from investment operations	1.02		1.35

Less distributions from:
Net investment income	—		—
Net realized gains	(0.02)		—

Total distributions	(0.02)		—

Net asset value, end of period	$12.35		$11.35

TOTAL RETURN	8.99	%(b)	13.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$305,023		$156,464
Ratio of expenses to average net assets before expense waiver and reimbursement	1.11	%(c)	2.00	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.95	%(c)	0.95	%(c)
Ratio of net investment income (loss) to average net assets	0.61	%(c)	0.42	%(c)
Portfolio turnover rate	32	%(b)	9	%(b)

	Retirement Class

	4/30/11		10/31/10	‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.00	(e)
Net realized and unrealized gain on total investments	0.98		1.34

Total gain from investment operations	1.02		1.34

Less distributions from:
Net investment income	—		—
Net realized gains	(0.02)		—

Total distributions	(0.02)		—

Net asset value, end of period	$12.34		$11.34

TOTAL RETURN	9.00	%(b)	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$5,244		$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.37	%(c)	2.98	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.20	%(c)	1.20	%(c)
Ratio of net investment income (loss) to average net assets	0.62	%(c)	0.27	%(c)
Portfolio turnover rate	32	%(b)	9	%(b)

72	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EMERGING MARKETS EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.00	(e)
Net realized and unrealized gain on total investments	0.99		1.34

Total gain from investment operations	1.00		1.34

Less distributions from:
Net investment income	—		—
Net realized gains	(0.02)		—

Total distributions	(0.02)		—

Net asset value, end of period	$12.32		$11.34

TOTAL RETURN	8.82	%(b)	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$4,808		$2,189
Ratio of expenses to average net assets before expense waiver and reimbursement	1.50	%(c)	2.80	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.34	%(c)	1.34	%(c)
Ratio of net investment income (loss) to average net assets	0.19	%(c)	(0.03	)%(c)
Portfolio turnover rate	32	%(b)	9	%(b)

	Premier Class

	4/30/11		10/31/10	‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.03		0.01
Net realized and unrealized gain on total investments	0.99		1.33

Total gain from investment operations	1.02		1.34

Less distributions from:
Net investment income	—		—
Net realized gains	(0.02)		—

Total distributions	(0.02)		—

Net asset value, end of period	$12.34		$11.34

TOTAL RETURN	9.00	%(b)	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$7,316		$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.26	%(c)	2.89	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.10	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets	0.57	%(c)	0.37	%(c)
Portfolio turnover rate	32	%(b)	9	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

‡	The Fund commenced operations on August 31, 2010

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	73

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.91		$9.38		$8.51	$8.96	$12.04	$9.68	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.00	(e)	0.04	0.06	0.08	0.10	0.05
Net realized and unrealized gain (loss) on total investments	1.36		0.53		0.88	(0.44)	(2.47)	2.31	(0.37)

Total gain (loss) from investment operations	1.38		0.53		0.92	(0.38)	(2.39)	2.41	(0.32)

Less distributions from:
Net investment income	(0.03)		—		(0.05)	(0.07)	(0.08)	(0.05)	—
Net realized gains	—		—		—	—	(0.57)	—	—
Return of Capital	—		—		—	—	(0.04)	—	—

Total distributions	(0.03)		—		(0.05)	(0.07)	(0.69)	(0.05)	—

Net asset value, end of period	$11.26		$9.91		$9.38	$8.51	$8.96	$12.04	$9.68

TOTAL RETURN	13.98	%(b)	5.65	%(b)	10.82%	(3.97)%	(21.14)%	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$794,924		$542,509		$497,251	$333,710	$127,255	$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.58	%(c)	0.50%	0.53%	0.54%	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.52	%(c)	0.50%	0.50%	0.31%	0.13%	0.13	%(c)
Ratio of net investment income (loss) to average net assets	0.40	%(c)	(0.22	)%(c)	0.45%	0.76%	0.77%	0.95%	0.97	%(c)
Portfolio turnover rate	87	%(b)	18	%(b)	214%	269%	192%	189%	81	%(b)

	Retirement Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.87		$9.35		$8.48	$8.90	$12.00	$9.67	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.00	(e)	0.02	0.04	0.05	0.18	0.03
Net realized and unrealized gain (loss) on total investments	1.36		0.52		0.88	(0.42)	(2.47)	2.19	(0.36)

Total gain (loss) from investment operations	1.37		0.52		0.90	(0.38)	(2.42)	2.37	(0.33)

Less distributions from:
Net investment income	(0.01)		—		(0.03)	(0.04)	(0.07)	(0.04)	—
Net realized gains	—		—		—	—	(0.57)	—	—
Return of Capital	—		—		—	—	(0.04)	—	—

Total distributions	(0.01)		—		(0.03)	(0.04)	(0.68)	(0.04)	—

Net asset value, end of period	$11.23		$9.87		$9.35	$8.48	$8.90	$12.00	$9.67

TOTAL RETURN	13.88	%(b)	5.56	%(b)	10.65%	(4.17)%	(21.45)%	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$62,431		$40,808		$38,261	$39,754	$31,406	$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.83	%(c)	0.75%	0.77%	0.78%	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.77	%(c)	0.75%	0.72%	0.57%	0.38%	0.38	%(c)
Ratio of net investment income (loss) to average net assets	0.14	%(c)	(0.47	)%(c)	0.20%	0.55%	0.50%	1.67%	0.69	%(c)
Portfolio turnover rate	87	%(b)	18	%(b)	214%	269%	192%	189%	81	%(b)

74	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.89		$9.37		$8.49	$8.93	$12.02	$9.67	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)	0.00	(e)	0.02	0.04	0.06	0.09	0.03
Net realized and unrealized gain (loss) on total investments	1.37		0.52		0.89	(0.43)	(2.48)	2.31	(0.36)

Total gain (loss) from investment operations	1.37		0.52		0.91	(0.39)	(2.42)	2.40	(0.33)

Less distributions from:
Net investment income	(0.01)		—		(0.03)	(0.05)	(0.06)	(0.05)	—
Net realized gains	—		—		—	—	(0.57)	—	—
Return of Capital	—		—		—	—	(0.04)	—	—

Total distributions	(0.01)		—		(0.03)	(0.05)	(0.67)	(0.05)	—

Net asset value, end of period	$11.25		$9.89		$9.37	$8.49	$8.93	$12.02	$9.67

TOTAL RETURN	13.89	%(b)	5.55	%(b)	10.78%	(4.21)%	(21.40)%	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$399,124		$357,252		$340,417	$325,741	$344,298	$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	0.80	%(c)	0.84	%(c)	0.67%	1.05%	1.01%	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.80	%(c)	0.79	%(c)	0.67%	0.67%	0.52%	0.21%	0.43	%(c)
Ratio of net investment income (loss) to average net assets	0.10	%(c)	(0.49	)%(c)	0.28%	0.63%	0.55%	0.82%	0.61	%(c)
Portfolio turnover rate	87	%(b)	18	%(b)	214%	269%	192%	189%	81	%(b)

	Premier Class

	4/30/11		10/31/10†		9/30/10	9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.90		$9.38		$8.51	$8.51

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.00	(e)	0.02	0.00	(e)
Net realized and unrealized gain on total investments	1.37		0.52		0.90	—

Total gain from investment operations	1.38		0.52		0.92	0.00	(e)

Less distributions from:
Net investment income	(0.03)		—		(0.05)	—
Net realized gains	—		—		—	—

Total distributions	(0.03)		—		(0.05)	—

Net asset value, end of period	$11.25		$9.90		$9.38	$8.51

TOTAL RETURN	13.93	%(b)	5.54	%(b)	10.78%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$10,714		$6,771		$4,650	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.73	%(c)	0.66%	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.67	%(c)	0.66%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	0.24	%(c)	(0.36	)%(c)	0.26%	0.00	%(c)
Portfolio turnover rate	87	%(b)	18	%(b)	214%	269%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	75

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.21		$11.83		$11.14	$11.56	$17.02	$15.73	$14.41

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.01		0.18	0.19	0.28	0.30	0.27
Net realized and unrealized gain (loss) on total investments	2.07		0.37		0.66	(0.35)	(4.58)	2.10	1.75

Total gain (loss) from investment operations	2.16		0.38		0.84	(0.16)	(4.30)	2.40	2.02

Less distributions from:
Net investment income	(0.16)		—		(0.15)	(0.26)	(0.25)	(0.26)	(0.22)
Net realized gains	—		—		—	—	(0.91)	(0.85)	(0.48)

Total distributions	(0.16)		—		(0.15)	(0.26)	(1.16)	(1.11)	(0.70)

Net asset value, end of period	$14.21		$12.21		$11.83	$11.14	$11.56	$17.02	$15.73

TOTAL RETURN	17.86	%(b)	3.21	%(b)	7.59%	(0.66)%	(26.78)%	15.71%	14.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,032,846		$643,951		$580,659	$372,327	$401,478	$487,144	$215,614
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.53	%(c)	0.49%	0.53%	0.49%	0.52%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.52	%(c)	0.49%	0.52%	0.49%	0.50%	0.38%
Ratio of net investment income (loss) to average net assets	1.38	%(c)	0.89	%(c)	1.53%	2.17%	2.03%	1.78%	1.84%
Portfolio turnover rate	29	%(b)	11	%(b)	73%	139%	151%	136%	115%

	Retirement Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.15		$11.78		$11.10	$11.51	$16.96	$15.68	$14.43

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.01		0.14	0.17	0.25	0.26	0.23
Net realized and unrealized gain (loss) on total investments	2.06		0.36		0.66	(0.35)	(4.57)	2.10	1.75

Total gain (loss) from investment operations	2.14		0.37		0.80	(0.18)	(4.32)	2.36	1.98

Less distributions from:
Net investment income	(0.13)		—		(0.12)	(0.23)	(0.22)	(0.23)	(0.25)
Net realized gains	—		—		—	—	(0.91)	(0.85)	(0.48)

Total distributions	(0.13)		—		(0.12)	(0.23)	(1.13)	(1.08)	(0.73)

Net asset value, end of period	$14.16		$12.15		$11.78	$11.10	$11.51	$16.96	$15.68

TOTAL RETURN	17.74	%(b)	3.14	%(b)	7.33%	(0.88)%	(26.99)%	15.51%	14.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$943,479		$788,706		$818,179	$630,788	$500,288	$500,511	$257,287
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.78	%(c)	0.74%	0.77%	0.74%	0.75%	0.68%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.77	%(c)	0.74%	0.76%	0.74%	0.73%	0.67%
Ratio of net investment income (loss) to average net assets	1.15	%(c)	0.66	%(c)	1.27%	1.86%	1.78%	1.55%	1.54%
Portfolio turnover rate	29	%(b)	11	%(b)	73%	139%	151%	136%	115%

76	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.86		$11.49		$10.84	$11.26	$16.60	$15.36	$14.17

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.01		0.14	0.17	0.25	0.28	0.25
Net realized and unrealized gain (loss) on total investments	2.01		0.36		0.64	(0.34)	(4.45)	2.06	1.71

Total gain (loss) from investment operations	2.08		0.37		0.78	(0.17)	(4.20)	2.34	1.96

Less distributions from:
Net investment income	(0.13)		—		(0.13)	(0.25)	(0.23)	(0.25)	(0.29)
Net realized gains	—		—		—	—	(0.91)	(0.85)	(0.48)

Total distributions	(0.13)		—		(0.13)	(0.25)	(1.14)	(1.10)	(0.77)

Net asset value, end of period	$13.81		$11.86		$11.49	$10.84	$11.26	$16.60	$15.36

TOTAL RETURN	17.68	%(b)	3.22	%(b)	7.28%	(0.82)%	(26.87)%	15.70%	14.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$96,585		$81,100		$79,558	$74,703	$74,487	$115,149	$198,739
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71	%(c)	0.75	%(c)	0.70%	0.92%	0.77%	0.71%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.74	%(c)	0.70%	0.71%	0.64%	0.55%	0.53%
Ratio of net investment income (loss) to average net assets	1.16	%(c)	0.68	%(c)	1.30%	1.96%	1.85%	1.72%	1.69%
Portfolio turnover rate	29	%(b)	11	%(b)	73%	139%	151%	136%	115%

	Premier Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.20		$11.82		$11.14	$11.14

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	2.06		0.37		0.66	—

Total gain from investment operations	2.14		0.38		0.82	0.00	(e)

Less distributions from:
Net investment income	(0.15)		—		(0.14)	—
Net realized gains	—		—		—	—

Total distributions	(0.15)		—		(0.14)	—

Net asset value, end of period	$14.19		$12.20		$11.82	$11.14

TOTAL RETURN	17.72	%(b)	3.21	%(b)	7.46%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$173,909		$163,731		$114,733	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.68	%(c)	0.64%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	1.25	%(c)	0.68	%(c)	1.39%	0.00	%(c)
Portfolio turnover rate	29	%(b)	11	%(b)	73%	139%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	77

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.57		$16.85		$13.90	$14.30	$20.33	$17.01	$17.01

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.00	(e)	0.03	0.04	0.06	0.03	0.06
Net realized and unrealized gain (loss) on total investments	4.12		0.72		2.95	(0.41)	(4.65)	4.20	0.41

Total gain (loss) from investment operations	4.13		0.72		2.98	(0.37)	(4.59)	4.23	0.47

Less distributions from:
Net investment income	—		—		(0.03)	(0.03)	(0.04)	(0.05)	(0.02)
Net realized gains	—		—		—	—	(1.40)	(0.86)	(0.45)

Total distributions	—		—		(0.03)	(0.03)	(1.44)	(0.91)	(0.47)

Net asset value, end of period	$21.70		$17.57		$16.85	$13.90	$14.30	$20.33	$17.01

TOTAL RETURN	23.51	%(b)	4.27	%(b)	21.48%	(2.49)%	(24.33)%	25.76%	2.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$333,352		$174,007		$151,222	$92,912	$53,843	$51,145	$34,088
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.58	%(c)	0.52%	0.53%	0.55%	0.59%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.55	%(c)	0.52%	0.52%	0.55%	0.55%	0.43%
Ratio of net investment income (loss) to average net assets	0.10	%(c)	(0.29	)%(c)	0.18%	0.35%	0.31%	0.18%	0.36%
Portfolio turnover rate	42	%(b)	9	%(b)	77%	80%	111%	127%	147%

	Retirement Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.35		$16.64		$13.74	$14.12	$20.12	$16.84	$16.88

Gain from investment operations:
Net investment income (loss) (a)	(0.01)		(0.01)		(0.01)	0.01	0.01	0.00 (e)	0.02
Net realized and unrealized gain (loss) on total investments	4.06		0.72		2.92	(0.39)	(4.60)	4.16	0.39

Total gain (loss) from investment operations	4.05		0.71		2.91	(0.38)	(4.59)	4.16	0.41

Less distributions from:
Net investment income	—		—		(0.01)	—	(0.01)	(0.02)	—
Net realized gains	—		—		—	—	(1.40)	(0.86)	(0.45)

Total distributions	—		—		(0.01)	—	(1.41)	(0.88)	(0.45)

Net asset value, end of period	$21.40		$17.35		$16.64	$13.74	$14.12	$20.12	$16.84

TOTAL RETURN	23.41	%(b)	4.21	%(b)	21.16%	(2.69)%	(24.56)%	25.54%	2.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$807,917		$597,228		$619,355	$525,148	$348,993	$313,908	$164,771
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.83	%(c)	0.77%	0.78%	0.80%	0.84%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.80	%(c)	0.77%	0.76%	0.80%	0.78%	0.69%
Ratio of net investment income (loss) to average net assets	(0.14	)%(c)	(0.54	)%(c)	(0.08)%	0.10%	0.06%	(0.05)%	0.13%
Portfolio turnover rate	42	%(b)	9	%(b)	77%	80%	111%	127%	147%

78	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.37		$16.66		$13.76	$14.15	$20.14	$16.85	$16.89

Gain from investment operations:
Net investment income (loss) (a)	(0.01)		(0.01)		(0.01)	0.02	0.03	0.00 (e)	0.02
Net realized and unrealized gain (loss) on total investments	4.07		0.72		2.92	(0.40)	(4.61)	4.17	0.40

Total gain (loss) from investment operations	4.06		0.71		2.91	(0.38)	(4.58)	4.17	0.42

Less distributions from:
Net investment income	—		—		(0.01)	(0.01)	(0.01)	(0.02)	(0.01)
Net realized gains	—		—		—	—	(1.40)	(0.86)	(0.45)

Total distributions	—		—		(0.01)	(0.01)	(1.41)	(0.88)	(0.46)

Net asset value, end of period	$21.43		$17.37		$16.66	$13.76	$14.15	$20.14	$16.85

TOTAL RETURN	23.37	%(b)	4.26	%(b)	21.15%	(2.69)%	(24.46)%	25.66%	2.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$135,640		$93,257		$88,419	$68,849	$62,390	$84,847	$68,416
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.80	%(c)	0.75%	0.97%	0.87%	0.90%	0.68%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.73	%(c)	0.77	%(c)	0.75%	0.73%	0.69%	0.70%	0.68%
Ratio of net investment income (loss) to average net assets	(0.13	)%(c)	(0.52	)%(c)	(0.05)%	0.15%	0.17%	0.03%	0.13%
Portfolio turnover rate	42	%(b)	9	%(b)	77%	80%	111%	127%	147%

	Premier Class

	4/30/11		10/31/10	†	9/30/10	9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.54		$16.83		$13.90	$13.90

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)	(0.01)		0.00 (e)	0.00	(e)
Net realized and unrealized gain on total investments	4.11		0.72		2.96	—

Total gain from investment operations	4.11		0.71		2.96	0.00	(e)

Less distributions from:
Net investment income	—		—		(0.03)	—
Net realized gains	—		—		—	—

Total distributions	—		—		(0.03)	—

Net asset value, end of period	$21.65		$17.54		$16.83	$13.90

TOTAL RETURN	23.43	%(b)	4.22	%(b)	21.29%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$164,970		$140,980		$85,529	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.73	%(c)	0.67%	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.70	%(c)	0.67%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	(0.03	)%(c)	(0.44	)%(c)	0.00%	0.00	%(c)
Portfolio turnover rate	42	%(b)	9	%(b)	77%	80%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	79

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.96		$15.42		$13.89	$14.78	$20.34	$18.59	$17.57

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.00	(e)	0.24	0.24	0.30	0.35	0.26
Net realized and unrealized gain (loss) on total investments	3.00		0.54		1.49	(0.88)	(4.54)	3.33	1.87

Total gain (loss) from investment operations	3.12		0.54		1.73	(0.64)	(4.24)	3.68	2.13

Less distributions from:
Net investment income	(0.24)		—		(0.20)	(0.22)	(0.26)	(0.31)	(0.23)
Net realized gains	—		—		—	(0.03)	(1.06)	(1.62)	(0.88)

Total distributions	(0.24)		—		(0.20)	(0.25)	(1.32)	(1.93)	(1.11)

Net asset value, end of period	$18.84		$15.96		$15.42	$13.89	$14.78	$20.34	$18.59

TOTAL RETURN	19.82	%(b)	3.50	%(b)	12.58%	(3.74)%	(22.03)%	21.03%	12.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$742,734		$446,584		$395,329	$201,400	$127,218	$58,763	$38,173
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.52	%(c)	0.49%	0.54%	0.51%	0.53%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.52	%(c)	0.49%	0.54%	0.51%	0.53%	0.43%
Ratio of net investment income (loss) to average net assets	1.35	%(c)	0.17	%(c)	1.65%	2.18%	1.74%	1.76%	1.46%
Portfolio turnover rate	20	%(b)	4	%(b)	51%	57%	41%	90%	131%

	Retirement Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.86		$15.33		$13.81	$14.69	$20.23	$18.51	$17.52

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.00	(e)	0.20	0.21	0.26	0.29	0.21
Net realized and unrealized gain (loss) on total investments	2.98		0.53		1.49	(0.87)	(4.53)	3.32	1.87

Total gain (loss) from investment operations	3.08		0.53		1.69	(0.66)	(4.27)	3.61	2.08

Less distributions from:
Net investment income	(0.20)		—		(0.17)	(0.19)	(0.21)	(0.27)	(0.21)
Net realized gains	—		—		—	(0.03)	(1.06)	(1.62)	(0.88)

Total distributions	(0.20)		—		(0.17)	(0.22)	(1.27)	(1.89)	(1.09)

Net asset value, end of period	$18.74		$15.86		$15.33	$13.81	$14.69	$20.23	$18.51

TOTAL RETURN	19.74	%(b)	3.39	%(b)	12.38%	(3.98)%	(22.25)%	20.70%	12.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,646,222		$1,311,060		$1,344,289	$1,052,151	$683,125	$600,104	$318,024
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71	%(c)	0.77	%(c)	0.74%	0.79%	0.76%	0.78%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.77	%(c)	0.74%	0.79%	0.76%	0.78%	0.68%
Ratio of net investment income (loss) to average net assets	1.17	%(c)	(0.08	)%(c)	1.39%	1.93%	1.52%	1.47%	1.20%
Portfolio turnover rate	20	%(b)	4	%(b)	51%	57%	41%	90%	131%

80	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.68		$15.15		$13.66	$14.55	$20.04	$18.34	$17.36

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.00	(e)	0.20	0.22	0.29	0.32	0.22
Net realized and unrealized gain (loss) on total investments	2.95		0.53		1.47	(0.87)	(4.49)	3.29	1.85

Total gain (loss) from investment operations	3.06		0.53		1.67	(0.65)	(4.20)	3.61	2.07

Less distributions from:
Net investment income	(0.21)		—		(0.18)	(0.21)	(0.23)	(0.29)	(0.22)
Net realized gains	—		—		—	(0.03)	(1.06)	(1.62)	(0.87)

Total distributions	(0.21)		—		(0.18)	(0.24)	(1.29)	(1.91)	(1.09)

Net asset value, end of period	$18.53		$15.68		$15.15	$13.66	$14.55	$20.04	$18.34

TOTAL RETURN	19.66	%(b)	3.50	%(b)	12.35%	(3.94)%	(22.09)%	20.87%	12.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$183,228		$172,489		$167,576	$140,846	$152,818	$198,698	$125,871
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.72	%(c)	0.69%	0.92%	0.79%	0.79%	0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.72	%(c)	0.69%	0.74%	0.62%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	1.27	%(c)	(0.03	)%(c)	1.43%	2.03%	1.69%	1.65%	1.25%
Portfolio turnover rate	20	%(b)	4	%(b)	51%	57%	41%	90%	131%

	Premier Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.94		$15.40		$13.89	$13.89

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.00	(e)	0.22	0.00	(e)
Net realized and unrealized gain on total investments	2.99		0.54		1.48	—

Total gain from investment operations	3.11		0.54		1.70	0.00	(e)

Less distributions from:
Net investment income	(0.23)		—		(0.19)	—
Net realized gains	—		—		—	—

Total distributions	(0.23)		—		(0.19)	—

Net asset value, end of period	$18.82		$15.94		$15.40	$13.89

TOTAL RETURN	19.78	%(b)	3.44	%(b)	12.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$278,488		$248,261		$170,223	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61	%(c)	0.67	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61	%(c)	0.67	%(c)	0.64%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	1.36	%(c)	0.00	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	20	%(b)	4	%(b)	51%	57%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	81

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.13		$12.58		$11.02	$12.12	$15.43	$15.91	$15.84

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.00	(e)	0.09	0.09	0.12	0.19	0.10
Net realized and unrealized gain (loss) on total investments	3.06		0.55		1.55	(1.13)	(2.36)	0.99	1.41

Total gain (loss) from investment operations	3.10		0.55		1.64	(1.04)	(2.24)	1.18	1.51

Less distributions from:
Net investment income	(0.07)		—		(0.08)	(0.06)	(0.15)	(0.11)	(0.11)
Net realized gains	—		—		—	—	(0.92)	(1.55)	(1.33)

Total distributions	(0.07)		—		(0.08)	(0.06)	(1.07)	(1.66)	(1.44)

Net asset value, end of period	$16.16		$13.13		$12.58	$11.02	$12.12	$15.43	$15.91

TOTAL RETURN	23.71	%(b)	4.37	%(b)	14.94%	(8.34)%	(15.23)%	7.43%	10.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$588,245		$404,053		$365,132	$253,985	$190,667	$181,032	$115,273
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.58	%(c)	0.52%	0.57%	0.53%	0.57%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.54	%(c)	0.51%	0.53%	0.53%	0.55%	0.41%
Ratio of net investment income (loss) to average net assets	0.52	%(c)	0.13	%(c)	0.75%	1.01%	0.91%	1.16%	0.66%
Portfolio turnover rate	51	%(b)	3	%(b)	87%	91%	114%	127%	264%

	Retirement Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.94		$12.41		$10.88	$11.95	$15.23	$15.73	$15.71

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.00	(e)	0.06	0.07	0.09	0.15	0.06
Net realized and unrealized gain (loss) on total investments	3.03		0.53		1.52	(1.11)	(2.34)	0.98	1.40

Total gain (loss) from investment operations	3.05		0.53		1.58	(1.04)	(2.25)	1.13	1.46

Less distributions from:
Net investment income	(0.04)		—		(0.05)	(0.03)	(0.11)	(0.08)	(0.11)
Net realized gains	—		—		—	—	(0.92)	(1.55)	(1.33)

Total distributions	(0.04)		—		(0.05)	(0.03)	(1.03)	(1.63)	(1.44)

Net asset value, end of period	$15.95		$12.94		$12.41	$10.88	$11.95	$15.23	$15.73

TOTAL RETURN	23.54	%(b)	4.35	%(b)	14.64%	(8.57)%	(15.39)%	7.15%	9.90%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$669,406		$479,234		$490,390	$351,575	$285,643	$267,273	$216,828
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.83	%(c)	0.77%	0.82%	0.78%	0.81%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)	0.79	%(c)	0.76%	0.78%	0.78%	0.78%	0.69%
Ratio of net investment income (loss) to average net assets	0.27	%(c)	(0.11	)%(c)	0.50%	0.76%	0.66%	0.92%	0.39%
Portfolio turnover rate	51	%(b)	3	%(b)	87%	91%	114%	127%	264%

82	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.89		$12.35		$10.83	$11.91	$15.18	$15.66	$15.65

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.00	(e)	0.06	0.08	0.09	0.15	0.07
Net realized and unrealized gain (loss) on total investments	3.01		0.54		1.52	(1.12)	(2.33)	1.01	1.39

Total gain (loss) from investment operations	3.03		0.54		1.58	(1.04)	(2.24)	1.16	1.46

Less distributions from:
Net investment income	(0.04)		—		(0.06)	(0.04)	(0.11)	(0.09)	(0.12)
Net realized gains	—		—		—	—	(0.92)	(1.55)	(1.33)

Total distributions	(0.04)		—		(0.06)	(0.04)	(1.03)	(1.64)	(1.45)

Net asset value, end of period	$15.88		$12.89		$12.35	$10.83	$11.91	$15.18	$15.66

TOTAL RETURN	23.56	%(b)	4.37	%(b)	14.66%	(8.59)%	(15.37)%	7.39%	9.97%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$79,820		$58,724		$56,094	$47,020	$50,731	$68,843	$85,719
Ratio of expenses to average net assets before expense waiver and reimbursement	0.76	%(c)	0.83	%(c)	0.76%	1.04%	0.87%	0.86%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.79	%(c)	0.74%	0.71%	0.72%	0.69%	0.61%
Ratio of net investment income (loss) to average net assets	0.26	%(c)	(0.12	)%(c)	0.51%	0.86%	0.71%	0.95%	0.48%
Portfolio turnover rate	51	%(b)	3	%(b)	87%	91%	114%	127%	264%

	Premier Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.11		$12.57		$11.02	$11.02

Gain from investment operations:
Net investment income (loss) (a)	0.03		0.00	(e)	0.06	0.00	(e)
Net realized and unrealized gain on total investments	3.06		0.54		1.56	—

Total gain from investment operations	3.09		0.54		1.62	0.00	(e)

Less distributions from:
Net investment income	(0.07)		—		(0.07)	—
Net realized gains	—		—		—	—

Total distributions	(0.07)		—		(0.07)	—

Net asset value, end of period	$16.13		$13.11		$12.57	$11.02

TOTAL RETURN	23.60	%(b)	4.30	%(b)	14.81%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$122,083		$90,330		$46,963	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.73	%(c)	0.68%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.69	%(c)	0.66%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	0.39	%(c)	(0.05	)%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	51	%(b)	3	%(b)	87%	91%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	83

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.11		$6.82		$6.71	$6.85	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.00	(e)	0.18	0.17	0.27
Net realized and unrealized gain (loss) on total investments	0.85		0.29		0.08	(0.20)	(3.41)

Total gain (loss) from investment operations	0.96		0.29		0.26	(0.03)	(3.14)

Less distributions from:
Net investment income	(0.18)		—		(0.15)	(0.11)	(0.01)
Net realized gains	—		—		—	—	—

Total distributions	(0.18)		—		(0.15)	(0.11)	(0.01)

Net asset value, end of period	$7.89		$7.11		$6.82	$6.71	$6.85

TOTAL RETURN	13.81	%(b)	4.25	%(b)	3.88%	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$578,724		$536,717		$518,371	$359,697	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.66	%(c)	0.53%	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.55	%(c)	0.53%	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	2.93	%(c)	0.17	%(c)	2.74%	3.20%	3.85	%(c)
Portfolio turnover rate	41	%(b)	10	%(b)	146%	107%	88	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

(e)	Amount represents less than $0.01 per share.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

84	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.05		$8.63		$7.77	$7.99	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.00	(e)	0.10	0.09	0.07
Net realized and unrealized gain (loss) on total investments	1.49		0.42		0.85	(0.27)	(2.06)

Total gain (loss) from investment operations	1.54		0.42		0.95	(0.18)	(1.99)

Less distributions from:
Net investment income	(0.09)		—		(0.09)	(0.04)	(0.02)
Net realized gains	(0.38)		—		—	—	—

Total distributions	(0.47)		—		(0.09)	(0.04)	(0.02)

Net asset value, end of period	$10.12		$9.05		$8.63	$7.77	$7.99

TOTAL RETURN	17.52	%(b)	4.87	%(b)	1.22%	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$834,124		$777,478		$737,787	$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.47	%(c)	0.40%	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36	%(c)	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.01	%(c)	0.41	%(c)	1.21%	1.39%	0.90	%(c)
Portfolio turnover rate	50	%(b)	8	%(b)	130%	141%	111	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

(e)	Amount represents less than $0.01 per share.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	85

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.72		$7.48		$7.10	$8.03	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.01		0.14	0.15	0.19
Net realized and unrealized gain (loss) on total investments	1.23		0.23		0.36	(0.97)	(2.14)

Total gain (loss) from investment operations	1.30		0.24		0.50	(0.82)	(1.95)

Less distributions from:
Net investment income	(0.11)		—		(0.12)	(0.11)	(0.02)
Net realized gains	(0.07)		—		—	—	—

Total distributions	(0.18)		—		(0.12)	(0.11)	(0.02)

Net asset value, end of period	$8.84		$7.72		$7.48	$7.10	$8.03

TOTAL RETURN	17.19	%(b)	3.21	%(b)	7.12%	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$809,083		$752,004		$726,396	$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.47	%(c)	0.40%	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36	%(c)	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.77	%(c)	1.44	%(c)	1.87%	2.50%	2.64	%(c)
Portfolio turnover rate	51	%(b)	10	%(b)	54%	66%	70	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

86	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.21		$9.81		$8.92	$9.72	$12.25	$10.97	$10.13

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.01		0.18	0.16	0.20	0.20	0.18
Net realized and unrealized gain (loss) on total investments	1.50		0.39		0.86	(0.79)	(2.46)	1.38	0.80

Total gain (loss) from investment operations	1.60		0.40		1.04	(0.63)	(2.26)	1.58	0.98

Less distributions from:
Net investment income	(0.17)		—		(0.15)	(0.17)	(0.15)	(0.18)	(0.14)
Net realized gains	—		—		—	0.00 (e)	(0.12)	(0.12)	0.00 (e)

Total distributions	(0.17)		—		(0.15)	(0.17)	(0.27)	(0.30)	(0.14)

Net asset value, end of period	$11.64		$10.21		$9.81	$8.92	$9.72	$12.25	$10.97

TOTAL RETURN	15.79	%(b)	4.08	%(b)	11.74%	(5.98)%	(18.81)%	14.65%	9.77%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$399,716		$287,199		$255,997	$177,486	$165,991	$186,561	$129,712
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19	%(c)	0.28	%(c)	0.20%	0.24%	0.21%	0.23%	0.19%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19	%(c)	0.22	%(c)	0.20%	0.22%	0.21%	0.20%	0.17%
Ratio of net investment income (loss) to average net assets	1.73	%(c)	0.81	%(c)	1.86%	2.18%	1.82%	1.66%	1.69%
Portfolio turnover rate	6	%(b)	0	%(b)	16%	16%	15%	30%	18%

	Retirement Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.30		$9.91		$9.01	$9.81	$12.37	$11.08	$10.23

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.00	(e)	0.15	0.14	0.17	0.17	0.15
Net realized and unrealized gain (loss) on total investments	1.53		0.39		0.88	(0.79)	(2.48)	1.40	0.81

Total gain (loss) from investment operations	1.61		0.39		1.03	(0.65)	(2.31)	1.57	0.96

Less distributions from:
Net investment income	(0.14)		—		(0.13)	(0.15)	(0.13)	(0.16)	(0.11)
Net realized gains	—		—		—	0.00 (e)	(0.12)	(0.12)	0.00 (e)

Total distributions	(0.14)		—		(0.13)	(0.15)	(0.25)	(0.28)	(0.11)

Net asset value, end of period	$11.77		$10.30		$9.91	$9.01	$9.81	$12.37	$11.08

TOTAL RETURN	15.76	%(b)	3.94	%(b)	11.52%	(6.17)%	(1.02)%	1.36%	9.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$465,158		$409,282		$423,195	$377,937	$294,803	$145,444	$79,640
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	0.52	%(c)	0.45%	0.49%	0.45%	0.48%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.47	%(c)	0.45%	0.47%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	1.49	%(c)	0.55	%(c)	1.60%	1.92%	1.57%	1.43%	1.41%
Portfolio turnover rate	6	%(b)	0	%(b)	16%	16%	15%	30%	18%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	87

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40		$9.04		$8.23	$8.99	$11.35	$10.18	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.01		0.15	0.14	0.18	0.18	0.10
Net realized and unrealized gain (loss) on total investments	1.38		0.35		0.80	(0.74)	(2.27)	1.29	0.08

Total gain (loss) from investment operations	1.46		0.36		0.95	(0.60)	(2.09)	1.47	0.18

Less distributions from:
Net investment income	(0.15)		—		(0.14)	(0.16)	(0.15)	(0.18)	—
Net realized gains	—		—		—	0.00(e )	(0.12)	(0.12)	—

Total distributions	(0.15)		—		(0.14)	(0.16)	(0.27)	(0.30)	—

Net asset value, end of period	$10.71		$9.40		$9.04	$8.23	$8.99	$11.35	$10.18

TOTAL RETURN	15.67	%(b)	3.98	%(b)	11.62%	(6.16)%	(18.81)%	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$215,295		$163,749		$157,804	$144,580	$150,123	$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.44	%(c)	0.37%	0.56%	0.49%	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.39	%(c)	0.37%	0.38%	0.28%	0.21%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.53	%(c)	0.64	%(c)	1.67%	2.02%	1.75%	1.63%	1.95	%(c)
Portfolio turnover rate	6	%(b)	0	%(b)	16%	16%	15%	30%	18%

	Premier Class

	4/30/11		10/31/10†		9/30/10	9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.18		$9.79		$8.92	$8.92

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.01		0.17	0.00(e	)
Net realized and unrealized gain on total investments	1.50		0.38		0.85	—

Total gain from investment operations	1.59		0.39		1.02	0.00(e	)

Less distributions from:
Net investment income	(0.16)		—		(0.15)	—
Net realized gains	—		—		—	—

Total distributions	(0.16)		—		(0.15)	—

Net asset value, end of period	$11.61		$10.18		$9.79	$8.92

TOTAL RETURN	15.77	%(b)	3.98	%(b)	11.48%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$81,825		$77,584		$55,609	$250.00
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.43	%(c)	0.35%	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.37	%(c)	0.35%	0.37	%(c)
Ratio of net investment income (loss) to average net assets	1.61	%(c)	0.68	%(c)	1.77%	0.00	%(c)
Portfolio turnover rate	6	%(b)	0	%(b)	16%	16%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

88	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with them Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and the Social Choice Equity Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2011, there were no significant transfers between levels by the Funds.

As of April 30, 2011, 100% of the value of investments in the Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, and Social Choice Equity Fund were valued based on Level 1 inputs.

As of April 30, 2011, 100% of the value of investments in the International Equity Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of April 30, 2011:

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer Discretionary	$248,869,848	$7,448,039	$—	$256,317,887
Consumer Staples	210,113,273	22,153,750	—	232,267,023
Energy*	258,290,381	4,980,212	—	263,270,593
Financials	304,538,120	—	—	304,538,120
Health Care	289,943,948	22,758,386	—	312,702,334
Industrials	274,110,774	8,863,475	—	282,974,249
Information Technology	428,307,210	9,852,731	—	438,159,941
Materials	84,378,407	5,617,745	—	89,996,152
Telecommunication Services	61,429,259	—	—	61,429,259
Utilities	18,763,773	—	—	18,763,773

Total	$2,178,744,993	$81,674,338	$—	$2,260,419,331

90	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Emerging Markets Equity
Brazil	$—	$44,342,845	$—	$44,342,845
China*	2,575,762	46,191,035	—	48,766,797
Hong Kong	—	8,883,105	—	8,883,105
India*	270,693	22,302,547	—	22,573,240
Indonesia	—	8,056,669	—	8,056,669
Korea	—	49,566,515	—	49,566,515
Malaysia	—	9,821,778	—	9,821,778
Mexico	—	13,976,763	—	13,976,763
Russia*	1,635,206	21,246,376	—	22,881,582
South Africa	—	18,331,964	—	18,331,964
Taiwan	—	27,048,690	—	27,048,690
Thailand	—	7,915,124	—	7,915,124
Other*	3,200,498	31,531,696	—	34,732,194

Total	$7,682,159	$309,215,107	$—	$316,897,266

Large-Cap Growth
Consumer Discretionary	$210,986,230	$34,150,600	$—	$245,136,830
Consumer Staples	37,588,062	—	—	37,588,062
Energy	98,587,562	10,909,157	—	109,496,719
Financials	89,534,311	—	—	89,534,311
Health Care*	133,736,796	—	—	133,736,796
Industrials	183,590,152	—	—	183,590,152
Information Technology*	376,004,887	—	—	376,004,887
Materials	83,159,234	—	—	83,159,234

Total	$1,213,187,234	$45,059,757	$—	$1,258,246,991

Large-Cap Value
Consumer Discretionary	$179,405,531	$8,109,854	$—	$187,515,385
Consumer Staples	181,051,756	15,164,604	—	196,216,360
Energy*	247,554,782	8,256,502	—	255,811,284
Financials*	506,475,402	12,938,661	—	519,414,063
Health Care*	268,536,776	24,007,707	—	292,544,483
Industrials	224,152,559	31,045,532	—	255,198,091
Information Technology*	205,156,611	3,162,114	—	208,318,725
Materials	66,803,442	6,124,423	—	72,927,865
Telecommunication Services	100,997,563	—	—	100,997,563
Utilities	111,332,703	—	—	111,332,703

Total	$2,091,467,125	$108,809,397	$—	$2,200,276,522

Mid-Cap Growth
Consumer Discretionary	$284,155,584	$6,457,658	$—	$290,613,242
Consumer Staples	62,833,092	9,007,624	—	71,840,716
Energy	46,571,871	25,732,624	—	72,304,495
Financials	118,393,561	—	—	118,393,561
Health Care	198,049,559	—	—	198,049,559
Industrials	239,660,376	—	—	239,660,376
Information Technology	314,174,801	3,340,855	—	317,515,656
Materials	112,073,846	—	—	112,073,846
Telecommunication Services	17,991,799	—	—	17,991,799

Total	$1,393,904,489	$44,538,761	$—	$1,438,443,250

Mid-Cap Value
Consumer Discretionary	$323,923,409	$10,924,549	$—	$334,847,958
Consumer Staples	173,696,172	12,520,592	—	186,216,764
Energy*	311,577,500	13,499,350	—	325,076,850
Financials	704,429,443	—	—	704,429,443
Health Care*	205,501,142	9,498,491	—	214,999,633
Industrials	301,362,073	5,511,244	—	306,873,317
Information Technology	181,277,036	5,397,695	—	186,674,731
Materials	215,072,015	23,960,054	—	239,032,069
Telecommunication Services	79,753,695	—	—	79,753,695
Utilities	196,396,566	—	—	196,396,566

Total	$2,692,989,051	$81,311,975	$—	$2,774,301,026

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1	Level 2	Level 3	Total

Enhanced International Equity Index
Australia	$—	$50,378,523	$—	$50,378,523
France	—	56,247,120	—	56,247,120
Germany	—	53,586,765	—	53,586,765
Hong Kong	—	15,484,214	—	15,484,214
Italy	—	15,303,321	—	15,303,321
Japan	—	110,235,558	—	110,235,558
Netherlands	—	29,227,847	—	29,227,847
Spain	—	20,371,563	—	20,371,563
Sweden	—	16,994,042	—	16,994,042
Switzerland	—	46,153,935	—	46,153,935
United Kingdom*	15,851,449	87,834,859	—	103,686,308
Other	10,378,883	45,961,488	—	56,340,371

Total	$26,230,332	$547,779,235	$—	$574,009,567

*	Includes American Depositary Receipts in Level 1.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended April 30, 2011, the Small-Cap Equity Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2011, the Small-Cap Equity Fund held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Small-Cap Equity	Mini Russell 2000 Index	24	$2,073,360	June 2011	$26,826

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Emerging Markets Equity Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Fund have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Emerging Markets Equity Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Fund, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

92	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of April 30, 2011, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee Range		Investment Management Fee-Effective Rate	Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund				Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Growth & Income*	0.39–0.45%		0.44%	0.25%	0.25%	0.15%	0.52%	0.77%	0.91%	0.67%
International Equity*	0.44–0.50		0.49	0.25	0.25	0.15	0.60	0.85	0.99	0.75
Emerging Markets Equity*	0.79–0.85		0.85	0.25	0.25	0.15	0.95	1.20	1.34	1.10
Large-Cap Growth*	0.39–0.45		0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39–0.45		0.44	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42–0.48		0.46	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42–0.48		0.44	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42–0.48	ƒ	0.42	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Enhanced International Equity Index	0.45	ƒ	0.45	—	—	—	0.55	—	—	—
Enhanced Large-Cap Growth Index	0.35	ƒ	0.33	—	—	—	0.40	—	—	—
Enhanced Large-Cap Value Index	0.35	ƒ	0.33	—	—	—	0.40	—	—	—
Social Choice Equity	0.15		0.15	0.25	0.25	0.15	0.22	0.47	0.61	0.37

*	These Funds are subject to a breakpoint schedule on their management fees, which reduces these fees as the Fund’s net assets increase.

ƒ

During the period May 1, 2010 to April 30, 2011, Advisors voluntarily waived a portion of the investment management fees. The investment management fee ranges after the waiver were as follows: Enhanced International Equity Index Fund 0.35%–0.45% of average daily net assets; Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund, 0.25%–0.35% of average daily net assets; and the Small-Cap Equity Fund, 0.40%–0.45% of average daily net assets. Advisors has agreed to continue the Small-Cap Equity Fund investment management fee waiver for the period May 1, 2011 to April 30, 2012. This voluntary waiver may be terminated by the Board of Trustees after the first six months.

‡

Maximum expense amounts reflect all expenses, including investment management fees. The expense reimbursement arrangements will continue through at least February 29, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Fund, TIAA, an affiliate, invested in the Fund. In addition, certain TIAA-CREF Funds and affiliates make investments in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates as of April 30, 2011:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA Access	Total

Growth & Income	—	30%	3%	33%
International Equity	—	19%	4%	23%
Emerging Markets Equity	1%	94%	—	95%
Large-Cap Growth	—	61%	1%	62%
Large-Cap Value	—	34%	4%	38%
Mid-Cap Growth	—	4%	6%	10%
Mid-Cap Value	—	2%	6%	8%
Small-Cap Equity	—	24%	4%	28%
Enhanced International Equity	—	100%	—	100%
Enhanced Large-Cap Growth Index	—	99%	—	99%
Enhanced Large-Cap Value Index	—	100%	—	100%
Social Choice Equity	—	—	1%	1%

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at April 30, 2011	Value at April 30, 2011

International Equity Fund
Tecan Group AG.	$60,123,098	$—	$330,632	$118,177	$967,116	$—	859,428	$71,536,203

		$—	$330,632	$118,177	$967,116	$—		$71,536,203

Note 5—investments

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. During the period ended April 30, 2011, the Emerging Markets Equity Fund was a party to an equity-linked note in order to gain exposure to certain equity markets. As of April 30, 2011, the Fund no longer owns the equity-linked note.

At April 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation	)

Growth & Income	$1,882,350,132	$395,715,983	$(17,646,784)	$378,069,199
International Equity	2,444,541,797	487,688,839	(19,430,748)	468,258,091
Emerging Markets Equity	278,606,652	41,466,173	(3,175,559)	38,290,614
Large-Cap Growth	1,063,011,962	202,267,413	(7,032,384)	195,235,029
Large-Cap Value	1,972,285,903	302,238,989	(74,248,370)	227,990,619
Mid-Cap Growth	1,103,558,270	346,385,407	(11,500,427)	334,884,980
Mid-Cap Value	2,174,883,328	618,554,288	(19,136,590)	599,417,698
Small-Cap Equity	1,198,690,061	272,518,762	(23,146,369)	249,372,393
Enhanced International Equity Index	489,301,663	92,540,342	(7,832,438)	84,707,904
Enhanced Large-Cap Growth Index	653,320,573	183,477,295	(3,629,215)	179,848,080
Enhanced Large-Cap Value Index	659,095,070	150,855,563	(1,746,260)	149,109,303
Social Choice Equity	955,568,752	227,071,270	(32,224,880)	194,846,390

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended April 30, 2011 were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales

Growth & Income	$1,453,409,921	$—	$1,309,107,313	$—
International Equity	1,676,332,213	—	1,537,212,513	—
Emerging Markets Equity	205,798,751	—	71,172,518	—
Large-Cap Growth	1,136,543,460	—	950,342,357	—
Large-Cap Value	779,620,180	—	558,308,902	—
Mid-Cap Growth	691,079,005	—	506,353,835	—
Mid-Cap Value	698,273,846	—	489,999,594	—
Small-Cap Equity	796,514,214	—	624,517,464	—
Enhanced International Equity Index	224,369,584	—	247,395,003	—
Enhanced Large-Cap Growth Index	409,666,525	—	480,005,472	—
Enhanced Large-Cap Value Index	403,702,862	—	464,577,870	—
Social Choice Equity	137,699,919	—	60,312,701	—

Note 6—distributions to shareholders and other tax items

There were no distributions paid during the period ended October 31, 2010. The tax character of distributions paid to shareholders during the year ended September 30, 2010 was as follows:

	2010

Fund	Ordinary Income	Long-Term Capital Gains	Total

Growth & Income	$16,318,559	$—	$16,318,559
International Equity	28,182,892	—	28,182,892
Large-Cap Growth	3,491,832	—	3,491,832
Large-Cap Value	13,933,894	—	13,933,894
Mid-Cap Growth	496,000	—	496,000
Mid-Cap Value	18,954,546	—	18,954,546
Small-Cap Equity	3,919,379	—	3,919,379
Enhanced International Equity Index	8,654,340	—	8,654,340
Enhanced Large-Cap Growth Index	5,837,253	—	5,837,253
Enhanced Large-Cap Value Index	9,174,158	—	9,174,158
Social Choice Equity	10,988,487	—	10,988,487

The tax character of the fiscal year 2011 distributions will be determined at the end of the fiscal year.

94	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

concluded

Note 7—emerging markets risks

The Emerging Markets Equity Fund, International Equity Fund and the Enhanced International Equity Index Fund have investments in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds, except the Emerging Markets Equity Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2011, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	95

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD RENEWAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR CERTAIN SERIES OF THE TIAA-CREF FUNDS

OVERVIEW OF THE APPROVAL PROCESS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust’s series.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each series of the Trust will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to each series covered by this Report (the “Funds”) using its previously-established process. (However, the Board did not consider the renewal of the Agreement as it relates to the Emerging Markets Equity Fund because the Agreement had been in effect for this series for less than one year and it has an initial duration of two years.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels,

96	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group/universe of mutual funds, or that, in the case of a Fund that had underperformed its benchmark or peer group/universe for an extended period of time, TAI represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four-, five- and ten-year and since inception periods (as applicable). The Board considered each Fund’s performance as compared to its peer group, peer universe and benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of many Funds. Despite these circumstances, the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark or peer group of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	97

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2010 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to the Funds under the Agreement and expected this trend to continue. The Board concluded that these profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on many of the Funds would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels; however, the Board requested and TAI voluntarily agreed to an investment advisory fee waiver for the Small-Cap Equity Fund, as described below.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

FUND-BY-FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (except where otherwise noted), which generally is the largest share class in terms of assets of each Fund. Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown

98	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

for the Retirement Class. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding a Fund’s “aggregate fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2010 under the Agreement.

GROWTH & INCOME FUND
•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.44% of average daily net assets.

•

The Fund’s management fees and total expenses were in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three-, four-, five- and ten-year periods, the Fund was in the 3rd, 3rd, 2nd, 1st, 1st and 2nd quintiles, respectively, of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY FUND
•

The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.486% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st and 2nd quintiles, respectively, of its Expense Group, and in the 1st quintile of the Fund’s Expense Universe.
•	The Fund was in the 1st, 4th, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

LARGE-CAP GROWTH FUND
•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.449% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three- and four-year periods, the Fund was in the 4th, 4th, 4th and 2nd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE FUND
•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.441% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-, two- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the three- and four-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP GROWTH FUND
•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.458% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one- and two-year periods, the Fund was in the 2nd and 1st quintiles, respectively, of its Performance Universe. For the three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP VALUE FUND
•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.438% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For one-, two-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe. For the three-year period, the Funds was in the 2nd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

SMALL-CAP EQUITY FUND
•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. A voluntary waiver in effect for seven months of the period resulted in an effective rate of 0.42% of average daily net assets. Without this waiver, the Fund’s breakpoints would have reduced the aggregate management fee rate to 0.46% of average daily net assets during this period.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

TIAA-CREF Funds: Equity Funds ▪ 2011 Semiannual Report	99

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 3rd, 2nd, 4th and 4th quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•

TAI voluntarily agreed to a one-year fee waiver (from May 1, 2011 to April 30, 2012) of a portion of the Fund’s management fee so as to reduce the Fund’s annualized management fee rate to 0.45% of average daily net assets up to $750 million and 0.40% of average daily net assets thereafter. TAI has reserved the right to potentially terminate this fee waiver after only six months if there have not been substantive discussions during that period between the Board and TAI regarding a framework for implementing additional fee schedule breakpoints for various funds within the TIAA-CREF Fund Complex and a framework relating to the review of profits earned by TAI with respect to the funds within the Complex.

ENHANCED INTERNATIONAL EQUITY INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing international enhanced index funds were offered in 2010.
•

For the one-year period, the Fund was in the 2nd quintile, of its Performance Universe with respect to the Institutional Class. For the two- and three-year periods, the Fund was in the 3rd quintile of its Performance Universe with respect to the Institutional Class.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

ENHANCED LARGE-CAP GROWTH INDEX FUND
•

The Fund’s annual contractual management fee rate is 0.35% of average daily net assets. A voluntary waiver in effect for seven months of the period resulted in an effective rate of 0.33% of average daily net assets.

•

The Fund’s management fees are in the 2nd quintile of its Expense Group and Expense Universe and its total expenses are in the 1st quintile of its Expense Group and Expense Universe with respect to the Institutional Class.

•	For the one-, two- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe with respect to the Institutional Class.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

ENHANCED LARGE-CAP VALUE INDEX FUND
•

The Fund’s annual contractual management fee rate is 0.35% of average daily net assets. A voluntary waiver in effect for seven months of the period resulted in an effective rate of 0.33% of average daily net assets.

•

The Fund’s management fees are in the 2nd quintile of its Expense Group and Expense Universe and its total expenses are in the 1st quintile of its Expense Group and Expense Universe with respect to the Institutional Class.

•

For the one-year period, the Fund was in the 2nd quintile of its Performance Universe with respect to the Institutional Class. For the two- and three-year periods, the Fund was in the 4th quintile of its Performance Universe with respect to the Institutional Class.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND
•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the three-year period, the Fund was in the 2nd quintile of its Performance Universe. For the one-, two-, four-, five-and ten-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

100	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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2011 SEMIANNUAL REPORT

TIAA-CREF FUNDS Equity Index Funds

APRIL 30, 2011 Financial statements (unaudited)

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds on the cover of this report. This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2011. The report includes three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2011.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. Due to the recent changes in the fiscal year-ends for the TIAA-CREF Funds, future Form N-CSR holdings will be available as of October 31 and April 30; Form N-Q filings will be as of January 31 and July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	3

ABOUT THE FUNDS’ BENCHMARKS

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

ACTUAL EXPENSES

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section in the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	5

LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Information technology	29.9
Consumer discretionary	14.1
Industrials	13.5
Energy	11.7
Health care	9.6
Consumer staples	9.4
Financials	5.7
Materials	5.0
Telecommunication services	0.8
Utilities	0.1
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	72.9
$4 billion–$15 billion	23.0
Under $4 billion	4.1

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Large-Cap Growth Index Fund returned 16.83% for the Institutional Class, compared with the 16.96% return of its benchmark, the Russell 1000® Growth Index. For the year ended April 30, 2011, the fund returned 20.64% versus 20.87% for the index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth stocks lag the broad market and large-cap value issues

For the six-month period, large-cap growth stocks produced a double-digit gain but failed to keep pace with the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Outsized returns from small- and mid-cap stocks, which made up more than one-third of the broad index at the end of the period, lifted the performance of the Russell 3000.

          Large-cap growth stocks also lagged large-cap value issues, which gained 17.29%. Within the growth category, large caps trailed both mid- and small-cap stocks, which advanced 22.62% and 27.07%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes).

          For the five years ended April 30, 2011, the Russell 1000 Growth Index generated an average annual return of 5.06%, easily outpacing both the 3.33% gain of the Russell 3000 Index and the 1.40% return of the Russell 1000 Value Index.

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Large-Cap Growth Index Fund	Inception	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	16.83%	20.64%	4.96%	8.12%
Retirement Class	10/1/2002	16.78	20.46	4.71	7.81

Russell 1000 Growth Index	10/1/2002	16.96	20.87	5.06	8.24

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

6	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Energy is key to the benchmark’s gain

During the period, all nine industry sectors of the Russell 1000 Growth Index produced double-digit gains. The benchmark’s advance was fueled by outsized returns from the energy sector (up 35.4%), which climbed as political change in the oil-producing North African and Middle East regions raised concerns about future supply and sent oil prices soaring.

          Strong contributions also came from the producer durables, technology and health care sectors, which rose 23.0%, 10.4% and 15.5%, respectively. Together, these three sectors made up more than half of the benchmark’s market capitalization on April 30, 2011. The benchmark’s second-largest sector—consumer discretionary—rose 14.8% and made a significant contribution to index returns as well.

Benchmark’s largest stocks generally post strong gains

Four of the benchmark’s five largest stocks recorded double-digit gains. Exxon Mobil, the benchmark’s largest holding in terms of market capitalization at period-end, benefited from outsized results in the energy sector; its stock rose 33.9%. Technology bellwethers Apple, IBM and Oracle turned in strong gains of 16.3%, 19.8% and 22.8%, respectively, while Microsoft fell 1.6%.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Large-Cap Growth Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,168.28	$0.43
Retirement Class	1,000.00	1,167.76	1.77

5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.40
Retirement Class	1,000.00	1,023.16	1.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	7

LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Financials	26.5
Energy	13.4
Health care	12.7
Consumer staples	9.5
Industrials	9.2
Consumer discretionary	7.9
Utilities	6.7
Information technology	5.3
Telecommunication services	4.9
Materials	3.2
Other assets & liabilities, net	0.7

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	69.5
$4 billion–$15 billion	23.4
Under $4 billion	7.1

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Large-Cap Value Index Fund returned 17.19% for the Institutional Class, compared with the 17.29% return of its benchmark, the Russell 1000® Value Index. For the year ended April 30, 2011, the fund returned 15.19%, versus 15.24% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap value stocks lag the broad market but top large-cap growth

For the period, large-cap value stocks trailed the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Outsized returns from mid- and small-cap stocks, which made up more than one-third of the Russell 3000 at the end of the period, lifted the performance of the broad index.

          However, after lagging for the previous six-month period, large-cap value issues outperformed the 16.96% return of large-cap growth shares. Within the value category, large caps trailed both mid- and small-cap stocks, which climbed 18.95% and 20.31%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes).

          For the five years ended April 30, 2011, the Russell 1000 Value Index returned an average annual 1.40%, trailing both the 3.33% return of the Russell 3000 Index and the 5.06% gain of the Russell 1000 Growth Index.

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Large-Cap Value Index Fund	Inception	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	17.19%	15.19%	1.37%	8.26%
Retirement Class	10/1/2002	17.07	14.89	1.13	7.95

Russell 1000 Value Index	10/1/2002	17.29	15.24	1.40	8.35

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

8	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Energy sector fuels the benchmark’s rise

For the period, all nine industry sectors of the Russell 1000 Value Index recorded double-digit gains. Energy stocks (up 38.0%) led the way, as political change in the oil-producing North African and Middle East regions raised concerns about future supply and sent oil prices soaring. Other sectors making significant contributions to the index’s advance were financial services, the benchmark’s largest sector (up 13.0%); health care (up 15.7%); and producer durables (up 20.6%). These four sectors made up more than 60% of the index’s market capitalization on April 30, 2011.

          Utilities and consumer staples—defensive sectors that typically do better when economic growth is slower—posted the smallest gains. They returned 10.8% and 10.2%, respectively.

Three of the benchmark’s largest stocks post exceptional gains

Three of the five largest stocks in the Russell 1000 Value Index recorded returns for the period that exceeded the six-month advance of the index. Chevron, the benchmark’s largest individual component in terms of market capitalization at period-end, soared 34.6%. Pharmaceutical company Pfizer advanced 22.9%; its share price was boosted by an announcement that the company would buy back shares of its own stock. JPMorgan Chase gained 22.1%, outperforming the financial services sector by nearly ten percentage points. Lagging the index were AT&T (up 12.3%) and Procter & Gamble (up 3.7%).

EXPENSE EXAMPLE

Six months ended April 30, 2011

Large-Cap Value Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,171.95	$0.43
Retirement Class	1,000.00	1,170.66	1.78

5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.40
Retirement Class	1,000.00	1,023.16	1.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	9

EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Information technology	17.8
Financials	16.8
Energy	12.1
Industrials	11.7
Health care	11.2
Consumer discretionary	11.2
Consumer staples	8.9
Materials	4.2
Utilities	3.3
Telecommunication services	2.7
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	65.1
$4 billion–$15 billion	20.7
Under $4 billion	14.2

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Equity Index Fund returned 17.68% for the Institutional Class, compared with the 17.65% return of its benchmark, the Russell 3000® Index. For the year ended April 30, 2011, the fund returned 18.33%, versus 18.35% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

The broad-based rally in U.S. stocks continues

After posting double-digit advances in 2009 and 2010, the broad U.S. stock market, as measured by the Russell 3000 Index, continued its stellar performance for the first four months of 2011. Investors were cheered by strong overseas demand for U.S. products, increased corporate profits and the Federal Reserve’s decision to continue purchasing U.S. Treasury securities in an effort to keep interest rates low. This investor optimism during the six-month period was reflected in the solid outperformance of small- and mid-cap stocks, which are considered to have a higher risk level than large-cap issues.

          For the six months, small-cap stocks led the market, with a gain of 23.73%. Mid-cap issues rose 20.67%, while large caps returned 17.12%. Growth stocks within the Russell 3000 narrowly outpaced value issues, 17.77% to 17.53%. (Returns by investment style and market capitalization are based on the Russell indexes.)

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Equity Index Fund	Inception	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	17.68%	18.33%	3.34%		3.62%
Retirement Class	3/31/2006	17.49	18.01	3.09		3.49	*
Retail Class	3/31/2006	17.50	18.01	3.20		3.55	*
Premier Class	9/30/2009	17.39	18.05	3.28	*	3.59	*

Russell 3000 Index	—	17.65	18.35	3.33		3.64

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

10	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Energy leads broad-based advance

During the period, all nine industry sectors of the Russell 3000 Index scored double-digit gains. The energy sector (up 37.3%) was the largest contributor to the benchmark’s return. Energy stocks rallied as political change in the North African and Middle East regions raised concerns about future supply and sent oil prices soaring.

          Solid performance from the index’s three largest sectors—financial services (up 13.6%), technology (up 12.1%) and consumer discretionary (up 16.9%)—also made significant contributions to performance. Together, these three sectors made up more than 45% of the benchmark’s market capitalization on April 30, 2011. Strong results from the producer durables and health care sectors, which advanced 22.0% and 16.8%, respectively, also aided index performance.

          Utility stocks, traditionally considered a defensive sector because it generally does better when economic growth is slower, lagged the rest of the market, with a 10.9% return.

Index heavyweights produce double-digit gains

All of the five largest stocks in the Russell 3000 Index, as measured by market capitalization at period-end, generated double-digit gains for the six months. The top performance came from energy giants Chevron and Exxon Mobil, which advanced 34.6% and 33.9%, respectively, due in large part to spiking oil and gas prices. General Electric, the fifth-largest holding in the index, was next with a 29.5% return. Technology bellwethers IBM (up 19.8%) and Apple (up 16.3%) posted substantial gains as well.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Equity Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,176.78	$0.38
Retirement Class	1,000.00	1,174.94	1.73
Retail Class	1,000.00	1,174.99	1.51
Premier Class	1,000.00	1,173.94	1.19

5% annual hypothetical return
Institutional Class	1,000.00	1,024.45	0.35
Retirement Class	1,000.00	1,023.21	1.61
Retail Class	1,000.00	1,023.41	1.40
Premier Class	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class, 0.32% for the Retirement Class, 0.28% for the Retail Class and 0.22% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	11

S&P 500 INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 4/30/2011

Information technology	17.8
Financials	16.1
Energy	12.9
Health care	11.1
Industrials	11.1
Consumer discretionary	10.5
Consumer staples	10.3
Materials	3.6
Utilities	3.2
Telecommunication services	2.9
Other assets & liabilities, net	0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 4/30/2011

Over $15 billion	81.0
$4 billion–$15 billion	18.1
Under $4 billion	0.9

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The S&P 500 Index Fund returned 16.29% for the Institutional Class, compared with the 16.36% return of its benchmark, the S&P 500® Index. For the year ended April 30, 2011, the fund returned 17.07%, versus 17.22% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

U.S. stocks continue their upward move

During the six-month period, strong corporate profits, along with the Federal Reserve’s decision to continue purchasing U.S. Treasury securities in an effort to keep interest rates low, encouraged investors and helped drive double-digit gains in the U.S. equity markets. The large-cap stocks that make up the S&P 500 Index rose 5.92% for the first quarter of 2011, marking the third consecutive quarter of positive returns for the index.

          The S&P 500 Index’s return for the six months trailed the 17.65% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. The stronger performance of the Russell index can be attributed to the higher returns of small- and mid-cap stocks that made up more than one-third of its market capitalization at the end of period. The small-cap stocks of the Russell 3000 climbed 23.73%, while mid-cap issues gained 20.67%.

          For the five years ended April 30, 2011, the S&P 500 Index posted an average annual return of 2.95%, versus 3.33% for the Russell 3000 Index.

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

S&P 500 Index Fund	Inception	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	16.29%	17.07%	2.91%	7.72%
Retirement Class	10/1/2002	16.18	16.79	2.66	7.42

S&P 500 Index	10/1/2002	16.36	17.22	2.95	7.81

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

12	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

The advance of the index is robust and broad-based

For the period, all ten of the benchmark’s industry sectors advanced, with nine scoring double-digit gains. Strong results from three large sectors—financials (up 13.4%), energy (up 36.3%) and industrials (up 21.7%)—helped drive the benchmark’s double-digit rise. Together, these sectors made up about 40% of the market capitalization of the index on April 30, 2011. Solid contributions from the consumer discretionary, health care and information technology sectors also helped.

          Utilities, traditionally considered a defensive sector because it generally does better when economic growth is slower, was the only sector to record a single-digit gain, returning 6.8%.

Benchmark’s largest stocks post exceptional returns

The five largest stocks in the S&P 500 Index, in terms of market capitalization on April 30, 2011, all provided double-digit gains for the six-month period. Energy giants Exxon Mobil and Chevron, both of which benefited from rising oil prices, rose 33.9% and 34.6%, respectively. Rounding out the top five were Apple, IBM and General Electric, which gained 16.3%, 19.8% and 29.5%, respectively.

EXPENSE EXAMPLE

Six months ended April 30, 2011

S&P 500 Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,162.86	$0.38
Retirement Class	1,000.00	1,161.84	1.72

5% annual hypothetical return
Institutional Class	1,000.00	1,024.45	0.35
Retirement Class	1,000.00	1,023.21	1.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	13

SMALL-CAP BLEND INDEX FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 4/30/2011

Financials	20.6
Information technology	18.8
Industrials	15.0
Health care	12.8
Consumer discretionary	12.8
Energy	6.9
Materials	5.8
Utilities	2.9
Consumer staples	2.9
Telecommunication services	0.7
Other assets & liabilities, net	0.8

Total	100.0

HOLDINGS BY COMPANY SIZE

Market	% of equity investments
capitalization	as of 4/30/2011

$4 billion–$15 billion	3.1
Under $4 billion	96.9

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Small-Cap Blend Index Fund returned 23.64% for the Institutional Class, compared with the 23.73% return of its benchmark, the Russell 2000® Index. For the year ended April 30, 2011, the fund returned 22.08%, versus 22.20% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small caps top the broad market

For the six-month period, small-cap stocks generated a strong gain and outpaced the 17.65% return of the overall U.S. stock market, as measured by the Russell 3000® Index, by more than six percentage points. Strong corporate profits and the Federal Reserve’s decision to continue purchasing U.S. Treasury securities in an effort to keep interest rates low encouraged investors and helped drive double-digit equity returns.

          Within the small-cap category, growth stocks led the way, climbing 27.07%, while their value counterparts rose 20.31%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Small-cap stocks also outperformed the broad market over the longer term. For the five years ended April 30, 2011, the Russell 2000 Index produced an average annual return of 3.89%, versus 3.33% for the Russell 3000 Index.

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

Small-Cap Blend Index Fund*	Inception	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	23.64%	22.08%	3.88%	11.83%
Retirement Class	10/1/2002	23.40	21.75	3.64	11.54

Russell 2000 Index	10/1/2002	23.73	22.20	3.89	11.91

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

14	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Technology, health care and energy lead the way

During the period, all nine industry sectors of the Russell 2000 Index posted double-digit gains. The largest contributions to performance came from technology (up 27.5%), health care (up 29.3%) and energy (up 50.5%). Together, these three sectors made up more than one-third of the benchmark’s market capitalization on April 30, 2011. Strong advances from financial services (up 15.5%), consumer discretionary (up 20.7%) and producer durables (up 21.6%) also drove the benchmark higher.

          The smallest gain came from utility stocks, traditionally considered a defensive sector because it generally does better when economic growth is slower; they returned 13.0%.

Index’s five largest stocks register strong advances

The five largest stocks in the Russell 2000 Index all recorded exceptional gains. In descending order of market capitalization at period-end, the index’s five largest stocks and their returns were as follows: Tibco Software (up 56.0%), Riverbed Technology (up 22.1%), electronic payment provider VeriFone Systems (up 62.1%), information technology firm Rackspace Hosting (up 85.1%) and oil and gas company Brigham Exploration (up 58.8%).

EXPENSE EXAMPLE

Six months ended April 30, 2011

Small-Cap Blend Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,236.41	$0.50
Retirement Class	1,000.00	1,234.03	1.83

5% annual hypothetical return
Institutional Class	1,000.00	1,024.35	0.45
Retirement Class	1,000.00	1,023.16	1.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	15

INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 4/30/2011

Financials	24.5
Industrials	12.6
Materials	11.0
Consumer discretionary	10.0
Consumer staples	9.6
Energy	8.3
Health care	8.0
Telecommunication services	5.4
Utilities	4.7
Information technology	4.6
Other assets & liabilities, net	1.3

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments
as of 4/30/2011

Japan	19.1
United Kingdom	19.1
France	9.7
Germany	8.9
Australia	8.7
Switzerland	7.8
Netherlands	4.7
Spain	3.6
Sweden	3.2
Italy	2.8
24 other nations	12.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Market	% of equity investments
capitalization	as of 4/30/2011

Over $15 billion	74.2
$4 billion–$15 billion	22.0
Under $4 billion	3.8

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The International Equity Index Fund returned 12.83% for the Institutional Class, compared with the 12.71% return of its benchmark, the MSCI EAFE Index. For the year ended April 30, 2011, the fund returned 20.22%, versus 19.18% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Foreign stocks post solid gains but trail U.S. shares

For the six months, the return of the MSCI EAFE Index, which tracks stocks in 22 developed nations outside North America, was nearly five percentage points behind the 17.65% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. The increased value of the euro and pound, particularly in the second half of the period, accounted for nearly half of the EAFE’s return, in terms of dollars. For the period, the index returned 6.74% in terms of local currencies.

          For the five years ended April 30, 2011, the 1.54% average annual return of the MSCI EAFE Index was less than half the 3.33% average return of the Russell 3000 Index.

Japan’s earthquake limits the benchmark’s return

European markets were concerned about sovereign debt issues, while Pacific region investors focused on the toll of the earthquake in March on Japan’s economy and on the economies of its regional trading partners.

PERFORMANCE AS OF APRIL 30, 2011

		Total return		Average annual total return

International Equity Index Fund*	Inception	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	12.83%	20.22%	1.69%		11.17%
Retirement Class	10/1/2002	12.65	19.91	1.44		10.85
Premier Class	9/30/2009	12.72	20.04	1.64	†	11.14	†

MSCI EAFE Index	10/1/2002	12.71	19.18	1.54		11.21

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

16	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

          European stocks, which made up about two-thirds of the EAFE’s market capitalization on April 30, 2011, returned 4.1% for the first half of the period and 10.6% for the second half, when increased optimism about Europe’s economic recovery temporarily eased worries over sovereign debt. (All returns are in U.S. dollars.) The sector’s return was lifted in the second half by strong gains from Germany (up 14.6%), France and Switzerland (both up 11.5%). The United Kingdom, the largest component of the EAFE index, returned 9.0% for the second half. Together, these four markets accounted for more than one-half of the EAFE’s total capitalization at period-end.

          Conversely, the benchmark’s Pacific segment gained 7.7% for the first half of the period, boosted by the 10.0% gain of Japan, the benchmark’s second-largest component. When Japanese stocks fell 4.7% in the second half, the Pacific segment returned just 0.5%.

          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

EXPENSE EXAMPLE

Six months ended April 30, 2011

International Equity Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,128.34	$0.47
Retirement Class	1,000.00	1,126.51	1.79
Premier Class	1,000.00	1,127.22	1.27

5% annual hypothetical return
Institutional Class	1,000.00	1,024.35	0.45
Retirement Class	1,000.00	1,023.11	1.71
Premier Class	1,000.00	1,023.60	1.20

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class, 0.34% for the Retirement Class and 0.24% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	17

EMERGING MARKETS EQUITY INDEX FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 4/30/2011

Financials	28.3
Materials	14.7
Energy	13.3
Information technology	12.0
Industrials	7.0
Telecommunication services	6.8
Consumer discretionary	6.6
Consumer staples	6.5
Utilities	3.5
Health care	0.9
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments
as of 4/30/2011

China	15.2
Brazil	14.7
Korea	14.2
Taiwan	10.8
South Africa	7.3
India	6.7
Russia	6.7
United States	5.1
Mexico	4.4
Malaysia	2.7
17 other nations	12.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market	% of equity investments
capitalization	as of 4/30/2011

Over $15 billion	58.1
$4 billion–$15 billion	31.3
Under $4 billion	10.6

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 2011

The Emerging Markets Equity Index Fund returned 9.76% for the Institutional Class, compared with the 9.74% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.

          For the period, the fund outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Emerging stocks lag the U.S. and other developed country markets

For the six months, the return of the MSCI Emerging Markets Index trailed the 17.65% return of the broad U.S. stock market, as measured by the Russell 3000® Index, by nearly eight percentage points. It lagged the return of other foreign markets, as represented by the 22 developed nations included in the MSCI EAFE Index, by about three percentage points.

          Returns for U.S. investors were boosted by the strengthening of several foreign currencies, including the Indian rupee, Brazilian real and Korean won, in relation to the dollar. For the period, the benchmark’s return was 4.86% in terms of local currencies, almost exactly half its return in dollars.

Muted returns from Latin America limit the benchmark’s gain

During the period, investors were concerned about rising global inflation, including elevated prices for energy and food. Beginning in January, these worries were heightened by unprecedented political change in North Africa, which raised doubts about the stability of oil supplies in the region.

PERFORMANCE AS OF APRIL 30, 2011

		Total return

Emerging Markets Equity Index Fund*	Inception	6 months	since inception

Institutional Class	8/31/2010	9.76%	24.35%
Retirement Class	8/31/2010	9.58	24.15
Retail Class	8/31/2010	9.57	24.03
Premier Class	8/31/2010	9.70	24.29

MSCI Emerging Markets Index	8/31/2010	9.74	25.48

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

18	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

          The two largest sectors of the index—Asia and Latin America—recorded gains that, though solid, trailed the robust returns of U.S. equities for the six months. Representing almost 60% of the benchmark’s market capitalization on April 30, 2011, the Asian sector returned 9.9%, while Latin America, which made up more than one-fifth of the index, returned just 4.1%. In contrast, the segment that includes Europe, the Middle East and Africa, representing another fifth of the index, rose 16.8%. (All returns are in U.S. dollars.)

          Although all of the five largest national markets included in the benchmark recorded gains for the period, the results varied widely. Returns ranged from 1.3% for China, the index’s largest country component in terms of market capitalization, to 27.1% for Korea, its third-largest component. In between were Brazil (up 3.9%), South Africa (up 14.9%) and Taiwan (up 16.7%).

          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

EXPENSE EXAMPLE

Six months ended April 30, 2011

Emerging Markets Equity Index Fund	Beginning account value (11/1/10)	Ending account value (4/30/11)	Expenses paid during period* (11/1/10– 4/30/11)

Actual return
Institutional Class	$1,000.00	$1,097.55	$1.30
Retirement Class	1,000.00	1,095.78	2.60
Retail Class	1,000.00	1,095.70	3.33
Premier Class	1,000.00	1,097.02	2.08

5% annual hypothetical return
Institutional Class	1,000.00	1,023.55	1.25
Retirement Class	1,000.00	1,022.32	2.51
Retail Class	1,000.00	1,021.62	3.21
Premier Class	1,000.00	1,022.81	2.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.25% for the Institutional Class, 0.50% for the Retirement Class, 0.64% for the Retail Class and 0.40% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	19

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
397,285	*	Ford Motor Co	$6,146,000	0.8%
		Other	6,525,061	0.8

			12,671,061	1.6

BANKS			167,380	0.0

CAPITAL GOODS
77,292		3M Co	7,513,555	1.0
66,642		Boeing Co	5,316,698	0.7
68,022		Caterpillar, Inc	7,850,420	1.0
43,391		Deere & Co	4,230,624	0.5
81,638		Emerson Electric Co	4,960,325	0.6
268,484		General Electric Co	5,490,498	0.7
83,049		Honeywell International, Inc	5,085,090	0.7
92,441		United Technologies Corp	8,280,864	1.0
		Other	36,704,195	4.7

			85,432,269	10.9

COMMERCIAL & PROFESSIONAL SERVICES			4,936,462	0.7

CONSUMER DURABLES & APPAREL
39,011		Nike, Inc (Class B)	3,211,385	0.3
		Other	7,526,384	1.1

			10,737,769	1.4

CONSUMER SERVICES
116,609		McDonald’s Corp	9,131,650	1.3
		Other	17,316,312	2.1

			26,447,962	3.4

DIVERSIFIED FINANCIALS
113,672		American Express Co	5,579,021	0.7
117,993		iShares Russell 1000 Growth Index Fund	7,368,663	0.8
		Other	14,747,123	2.0

			27,694,807	3.5

ENERGY
61,787		ConocoPhillips	4,876,848	0.6
29,036		EOG Resources, Inc	3,278,455	0.5
507,686	d	Exxon Mobil Corp	44,676,368	5.7
98,449		Halliburton Co	4,969,705	0.7
129,167		Schlumberger Ltd	11,592,737	1.5
		Other	21,979,681	2.7

			91,373,794	11.7

FOOD & STAPLES RETAILING
47,748		Costco Wholesale Corp	3,863,768	0.5
91,416		Walgreen Co	3,905,292	0.5
126,862		Wal-Mart Stores, Inc	6,974,872	0.9
		Other	3,532,452	0.4

			18,276,384	2.3

FOOD, BEVERAGE & TOBACCO
131,604		Altria Group, Inc	3,532,251	0.5
170,321		Coca-Cola Co	11,489,856	1.5
100,514		PepsiCo, Inc	6,924,409	0.9
169,015		Philip Morris International, Inc	11,736,402	1.5
		Other	9,239,575	1.1

			42,922,493	5.5

HEALTH CARE EQUIPMENT & SERVICES
59,410	*	Express Scripts, Inc	3,370,924	0.5
91,817		Medtronic, Inc	3,833,359	0.5
		Other	32,376,497	4.1

			39,580,780	5.1

HOUSEHOLD & PERSONAL PRODUCTS
44,496		Colgate-Palmolive Co	3,753,238	0.5
		Other	8,387,656	1.1

			12,140,894	1.6

INSURANCE			7,357,156	0.9

MATERIALS
101,749		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,599,246	0.8
59,135		Monsanto Co	4,023,545	0.5
33,163		Praxair, Inc	3,529,206	0.4
		Other	25,780,002	3.3

			38,931,999	5.0

MEDIA
83,742	*	DIRECTV	4,069,023	0.6
		Other	9,222,991	1.1

			13,292,014	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
150,915		Abbott Laboratories	7,853,617	1.1
86,201	*	Gilead Sciences, Inc	3,348,047	0.4
		Other	24,101,709	2.9

			35,303,373	4.4

REAL ESTATE			8,902,371	1.1

RETAILING
37,882	*	Amazon.com, Inc	7,443,814	1.0
173,425		Home Depot, Inc	6,441,004	0.9
75,123		Target Corp	3,688,539	0.6
		Other	29,707,585	3.7

			47,280,942	6.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
412,519		Intel Corp	9,566,315	1.3
		Other	22,584,280	2.8

			32,150,595	4.1

20	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

SOFTWARE & SERVICES
66,261		Accenture plc	$3,785,491	0.5%
26,409	*	Google, Inc (Class A)	14,369,138	1.8
138,997		International Business Machines Corp	23,710,108	3.0
555,435		Microsoft Corp	14,452,419	1.9
412,704		Oracle Corp	14,877,978	1.9
50,610		Visa, Inc (Class A)	3,953,653	0.6
		Other	38,295,718	4.9

			113,444,505	14.6

TECHNOLOGY HARDWARE & EQUIPMENT
98,609	*	Apple, Inc	34,338,613	4.4
619,048		Cisco Systems, Inc	10,870,483	1.4
222,542	*	EMC Corp	6,306,840	0.8
237,427		Hewlett-Packard Co	9,584,929	1.2
177,671		Qualcomm, Inc	10,098,820	1.3
		Other	16,746,626	2.1

			87,946,311	11.2

TELECOMMUNICATION SERVICES			6,102,730	0.8

TRANSPORTATION
77,407		United Parcel Service, Inc (Class B)	5,803,202	0.7
		Other	9,302,558	1.3

			15,105,760	2.0

UTILITIES			654,618	0.1

		TOTAL COMMON STOCKS
		(Cost $607,821,160)	778,854,429	99.8

RIGHTS/WARRANTS

CONSUMER SERVICES			1	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			623	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $1,320)	624	0.0

		TOTAL PORTFOLIO
		(Cost $607,822,480)	778,855,053	99.8
		OTHER ASSETS & LIABILITIES, NET	1,777,712	0.2

		NET ASSETS	$780,632,765	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	21

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$1,521,977	0.2%

BANKS
64,353		PNC Financial Services Group, Inc	4,011,766	0.5
234,799		US Bancorp	6,062,510	0.7
596,192		Wells Fargo & Co	17,355,149	2.0
		Other	19,667,152	2.3

			47,096,577	5.5

CAPITAL GOODS
1,004,521		General Electric Co	20,542,455	2.4
		Other	35,053,593	4.0

			55,596,048	6.4

COMMERCIAL & PROFESSIONAL SERVICES			7,276,465	0.8

CONSUMER DURABLES & APPAREL			8,543,462	1.0

CONSUMER SERVICES			4,496,911	0.5

DIVERSIFIED FINANCIALS
1,229,142		Bank of America Corp	15,093,864	1.7
148,525		Bank of New York Mellon Corp	4,301,284	0.5
2,591,868	*	Citigroup, Inc	11,896,674	1.4
63,000		Goldman Sachs Group, Inc	9,513,630	1.0
62,000		iShares Russell 1000 Value Index Fund	4,367,900	0.5
487,433		JPMorgan Chase & Co	22,241,568	2.7
		Other	24,340,334	2.9

			91,755,254	10.7

ENERGY
60,552		Anadarko Petroleum Corp	4,779,975	0.6
46,774		Apache Corp	6,238,248	0.7
232,959		Chevron Corp	25,495,032	2.9
112,425		ConocoPhillips	8,873,704	1.0
54,665		Devon Energy Corp	4,974,515	0.6
50,525	d	Exxon Mobil Corp	4,446,200	0.5
63,638		Marathon Oil Corp	3,438,998	0.4
51,309		National Oilwell Varco, Inc	3,934,886	0.5
79,240		Occidental Petroleum Corp	9,056,339	1.0
		Other	45,139,521	5.2

			116,377,418	13.4

FOOD & STAPLES RETAILING
148,185		CVS Corp	5,370,223	0.7
93,998		Wal-Mart Stores, Inc	5,168,010	0.7
		Other	4,005,122	0.3

			14,543,355	1.7

FOOD, BEVERAGE & TOBACCO
65,471		Coca-Cola Co	4,416,674	0.5
196,483		Kraft Foods, Inc (Class A)	6,597,900	0.9
83,928		PepsiCo, Inc	5,781,799	0.6
		Other	26,833,349	3.0

			43,629,722	5.0

HEALTH CARE EQUIPMENT & SERVICES
132,053		UnitedHealth Group, Inc	6,500,969	0.9
46,004		WellPoint, Inc	3,532,647	0.4
		Other	18,928,092	2.0

			28,961,708	3.3

HOUSEHOLD & PERSONAL PRODUCTS
331,608		Procter & Gamble Co	21,521,360	2.4
		Other	2,576,628	0.3

			24,097,988	2.7

INSURANCE
211,817	*	Berkshire Hathaway, Inc (Class B)	17,644,355	2.1
56,770		Prudential Financial, Inc	3,600,353	0.5
		Other	37,161,547	4.2

			58,406,255	6.8

MATERIALS
141,402		Dow Chemical Co	5,796,068	0.7
72,633		Du Pont (E.I.) de Nemours & Co	4,124,828	0.5
		Other	17,386,947	2.0

			27,307,843	3.2

MEDIA
344,604		Comcast Corp (Class A)	9,042,409	1.0
221,393		News Corp (Class A)	3,945,223	0.5
105,370		Time Warner, Inc	3,989,308	0.5
239,926		Walt Disney Co	10,340,810	1.3
		Other	17,716,833	2.0

			45,034,583	5.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
117,283	*	Amgen, Inc	6,667,539	0.8
210,606		Bristol-Myers Squibb Co	5,918,029	0.7
95,865		Eli Lilly & Co	3,547,964	0.4
287,138		Johnson & Johnson	18,870,709	2.2
382,006		Merck & Co, Inc	13,733,116	1.6
988,171		Pfizer, Inc	20,712,063	2.5
		Other	11,158,510	1.2

			80,607,930	9.4

REAL ESTATE			31,936,141	3.6

RETAILING			9,144,482	1.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
215,400		Intel Corp	4,995,126	0.7
		Other	7,427,824	0.7

			12,422,950	1.4

SOFTWARE & SERVICES
310,546		Microsoft Corp	8,080,407	0.9
		Other	12,109,012	1.4

			20,189,419	2.3

TECHNOLOGY HARDWARE & EQUIPMENT
167,240		Corning, Inc	3,502,006	0.5
		Other	9,967,839	1.0

			13,469,845	1.5

22	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE INDEX FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
723,972	AT&T, Inc	$22,530,009	2.6%
346,280	Verizon Communications, Inc	13,082,458	1.5
	Other	7,115,078	0.8

		42,727,545	4.9

TRANSPORTATION
45,065	CSX Corp	3,546,165	0.4
54,253	Union Pacific Corp	5,613,557	0.7
	Other	7,423,576	0.9

		16,583,298	2.0

UTILITIES
80,889	Exelon Corp	3,409,471	0.4
100,946	Southern Co	3,940,933	0.5
	Other	50,411,654	5.8

		57,762,058	6.7

	TOTAL COMMON STOCKS
	(Cost $817,946,024)	859,489,234	99.3

RIGHTS/WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		1,130	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $2,396)	1,130	0.0

	TOTAL PORTFOLIO
	(Cost $817,948,420)	859,490,364	99.3
	OTHER ASSETS & LIABILITIES, NET	6,182,202	0.7

	NET ASSETS	$865,672,566	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	23

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

EQUITY INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AAUTOMOBILES & COMPONENTS
564,781	*	Ford Motor Co	$8,737,162	0.3%
		Other	13,148,069	0.6

			21,885,231	0.9

BANKS
752,627		Wells Fargo & Co	21,908,971	1.0
		Other	50,672,121	2.1

			72,581,092	3.1

CAPITAL GOODS
110,066		3M Co	10,699,516	0.5
116,590		Boeing Co	9,301,551	0.4
97,370		Caterpillar, Inc	11,237,471	0.6
1,650,012		General Electric Co	33,742,746	1.5
144,353		United Technologies Corp	12,931,143	0.6
		Other	133,032,898	5.3

			210,945,325	8.9

COMMERCIAL & PROFESSIONAL SERVICES			23,362,694	1.0

CONSUMER DURABLES & APPAREL			33,642,554	1.5

CONSUMER SERVICES
166,565		McDonald’s Corp	13,043,704	0.6
		Other	37,098,745	1.5

			50,142,449	2.1

DIVERSIFIED FINANCIALS
1,543,644		Bank of America Corp	18,955,948	0.8
3,275,099	*	Citigroup, Inc	15,032,704	0.6
79,226		Goldman Sachs Group, Inc	11,963,919	0.6
295,342		iShares Russell 3000 Index Fund	24,135,349	1.1
615,061		JPMorgan Chase & Co	28,065,233	1.2
		Other	75,761,302	2.9

			173,914,455	7.2

ENERGY
310,412		Chevron Corp	33,971,489	1.3
229,193		ConocoPhillips	18,090,203	0.7
787,077	d	Exxon Mobil Corp	69,262,775	3.0
125,149		Occidental Petroleum Corp	14,303,279	0.6
211,562		Schlumberger Ltd	18,987,689	0.9
		Other	136,342,724	5.6

			290,958,159	12.1

FOOD & STAPLES RETAILING
299,915		Wal-Mart Stores, Inc	16,489,327	0.7
		Other	29,525,815	1.2

			46,015,142	1.9

FOOD, BEVERAGE & TOBACCO
321,504		Altria Group, Inc	8,629,167	0.4
324,172		Coca-Cola Co	21,868,643	1.0
247,520		Kraft Foods, Inc (Class A)	8,311,721	0.4
248,275		PepsiCo, Inc	17,103,665	0.7
284,613		Philip Morris International, Inc	19,763,526	0.8
		Other	43,460,512	1.7

			119,137,234	5.0

HEALTH CARE EQUIPMENT & SERVICES
165,854		UnitedHealth Group, Inc	8,164,991	0.4
		Other	99,121,611	4.0

			107,286,602	4.4

HOUSEHOLD & PERSONAL PRODUCTS
445,184		Procter & Gamble Co	28,892,442	1.2
		Other	19,689,674	0.8

			48,582,116	2.0

INSURANCE
267,297	*	Berkshire Hathaway, Inc (Class B)	22,265,841	1.0
		Other	66,742,069	2.7

			89,007,910	3.7

MATERIALS			101,781,856	4.2

MEDIA
433,718		Comcast Corp (Class A)	11,380,759	0.5
303,092		Walt Disney Co	13,063,264	0.5
		Other	53,410,040	2.1

			77,854,063	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
237,608		Abbott Laboratories	12,365,120	0.5
147,368	*	Amgen, Inc	8,377,871	0.4
426,374		Johnson & Johnson	28,021,299	1.3
482,597		Merck & Co, Inc	17,349,362	0.7
1,247,176		Pfizer, Inc	26,140,809	1.1
		Other	71,190,055	2.8

			163,444,516	6.8

REAL ESTATE			68,805,146	2.8

RETAILING
54,219	*	Amazon.com, Inc	10,654,033	0.5
248,633		Home Depot, Inc	9,234,231	0.4
		Other	66,707,796	2.7

			86,596,060	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
860,850		Intel Corp	19,963,111	0.9
		Other	49,084,751	2.0

			69,047,862	2.9

SOFTWARE & SERVICES
37,683	*	Google, Inc (Class A)	20,503,319	0.8
198,171		International Business Machines Corp	33,804,008	1.4
1,183,907		Microsoft Corp	30,805,259	1.3
589,038		Oracle Corp	21,234,819	0.9
		Other	98,819,226	4.1

			205,166,631	8.5

TECHNOLOGY HARDWARE & EQUIPMENT
140,555	*	Apple, Inc	48,945,468	1.9
884,142		Cisco Systems, Inc	15,525,533	0.7
316,119	*	EMC Corp	8,958,812	0.4
339,180		Hewlett-Packard Co	13,692,697	0.6
252,274		Qualcomm, Inc	14,339,254	0.7
		Other	53,367,681	2.1

			154,829,445	6.4

24	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

EQUITY INDEX FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
913,435	AT&T, Inc	$28,426,096	1.2%
437,502	Verizon Communications, Inc	16,528,826	0.7
	Other	19,159,322	0.8

		64,114,244	2.7

TRANSPORTATION
78,070	Union Pacific Corp	8,077,902	0.3
110,298	United Parcel Service, Inc (Class B)	8,269,042	0.4
	Other	30,481,243	1.1

		46,828,187	1.8

UTILITIES		79,823,621	3.3

	TOTAL COMMON STOCKS (Cost $1,918,486,233)	2,405,752,594	99.9

RIGHTS/WARRANTS

CONSUMER SERVICES		7	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,478	0.0

	TOTAL RIGHTS/WARRANTS (Cost $5,252)	2,485	0.0

	TOTAL PORTFOLIO (Cost $1,918,491,485)	2,405,755,079	99.9
	OTHER ASSETS & LIABILITIES, NET	5,248,145	0.1

	NET ASSETS	$2,411,003,224	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	25

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

S&P 500 INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AAUTOMOBILES & COMPONENTS
385,099	*	Ford Motor Co	$5,957,482	0.4%
		Other	4,126,200	0.4

			10,083,682	0.8

BANKS
536,356		Wells Fargo & Co	15,613,323	1.2
		Other	19,289,891	1.5

			34,903,214	2.7

CAPITAL GOODS
72,472		3M Co	7,045,003	0.6
74,374		Boeing Co	5,933,558	0.4
65,037		Caterpillar, Inc	7,505,919	0.6
1,080,036		General Electric Co	22,086,737	1.7
93,612		United Technologies Corp	8,385,762	0.6
		Other	58,225,240	4.5

			109,182,219	8.4

COMMERCIAL & PROFESSIONAL SERVICES			7,399,314	0.6

CONSUMER DURABLES & APPAREL			13,493,322	1.0

CONSUMER SERVICES
107,105		McDonald’s Corp	8,387,392	0.7
		Other	14,246,337	1.1

			22,633,729	1.8

DIVERSIFIED FINANCIALS
1,030,452		Bank of America Corp	12,653,951	1.0
2,958,234	*	Citigroup, Inc	13,578,294	1.1
52,992		Goldman Sachs Group, Inc	8,002,322	0.7
405,572		JPMorgan Chase & Co	18,506,250	1.3
85,000		SPDR Trust Series 1	11,605,899	0.9
		Other	38,714,862	3.0

			103,061,578	8.0

ENERGY
203,995		Chevron Corp	22,325,213	1.8
145,553		ConocoPhillips	11,488,498	0.9
504,857	d	Exxon Mobil Corp	44,427,417	3.6
82,377		Occidental Petroleum Corp	9,414,867	0.7
138,309		Schlumberger Ltd	12,413,232	0.9
		Other	64,723,481	5.0

			164,792,708	12.9

FOOD & STAPLES RETAILING
198,600		Wal-Mart Stores, Inc	10,919,028	0.9
		Other	17,919,544	1.4

			28,838,572	2.3

FOOD, BEVERAGE & TOBACCO
211,675		Altria Group, Inc	5,681,357	0.4
233,588		Coca-Cola Co	15,757,846	1.1
177,094		Kraft Foods, Inc (Class A)	5,946,817	0.4
160,661		PepsiCo, Inc	11,067,936	0.9
183,929		Philip Morris International, Inc	12,772,029	1.1
		Other	22,859,089	1.9

			74,085,074	5.8

HEALTH CARE EQUIPMENT & SERVICES
111,520		UnitedHealth Group, Inc	5,490,129	0.5
		Other	46,555,653	3.6

			52,045,782	4.1

HOUSEHOLD & PERSONAL PRODUCTS
285,155		Procter & Gamble Co	18,506,559	1.5
		Other	10,370,271	0.8

			28,876,830	2.3

INSURANCE
175,412	*	Berkshire Hathaway, Inc (Class B)	14,611,820	1.2
		Other	33,574,083	2.6

			48,185,903	3.8

MATERIALS
92,555		Du Pont (E.I.) de Nemours & Co	5,256,197	0.4
		Other	40,797,021	3.2

			46,053,218	3.6

MEDIA
282,858		Comcast Corp (Class A)	7,422,194	0.7
191,965		Walt Disney Co	8,273,691	0.7
		Other	26,385,754	1.9

			42,081,639	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
156,712		Abbott Laboratories	8,155,292	0.6
95,791	*	Amgen, Inc	5,445,719	0.5
278,384		Johnson & Johnson	18,295,397	1.4
312,320		Merck & Co, Inc	11,227,904	0.9
811,965		Pfizer, Inc	17,018,787	1.3
		Other	30,433,791	2.4

			90,576,890	7.1

REAL ESTATE			20,219,849	1.6

RETAILING
35,897	*	Amazon.com, Inc	7,053,761	0.6
166,145		Home Depot, Inc	6,170,626	0.4
		Other	32,446,808	2.6

			45,671,195	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
558,736		Intel Corp	12,957,087	1.0
		Other	19,403,530	1.5

			32,360,617	2.5

SOFTWARE & SERVICES
25,533	*	Google, Inc (Class A)	13,892,506	1.1
124,164		International Business Machines Corp	21,179,895	1.6
752,813		Microsoft Corp	19,588,194	1.5
396,082		Oracle Corp	14,278,756	1.1
		Other	39,428,727	3.2

			108,368,078	8.5

26	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

S&P 500 INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
93,799	*	Apple, Inc	$32,663,625	2.5%
561,888		Cisco Systems, Inc	9,866,754	0.7
208,891	*	EMC Corp	5,919,971	0.5
221,389		Hewlett-Packard Co	8,937,474	0.7
167,348		Qualcomm, Inc	9,512,060	0.7
		Other	20,569,912	1.6

			87,469,796	6.7

TELECOMMUNICATION SERVICES
601,857		AT&T, Inc	18,729,790	1.4
286,561		Verizon Communications, Inc	10,826,275	0.8
		Other	8,043,152	0.7

			37,599,217	2.9

TRANSPORTATION
100,256		United Parcel Service, Inc (Class B)	7,516,192	0.6
		Other	17,646,358	1.4

			25,162,550	2.0

UTILITIES			40,590,063	3.2

		TOTAL COMMON STOCKS (Cost $1,167,242,721)	1,273,735,039	99.5

		TOTAL PORTFOLIO (Cost $1,167,242,721)	1,273,735,039	99.5
		OTHER ASSETS & LIABILITIES, NET	7,067,471	0.5

		NET ASSETS	$1,280,802,510	100.0%

Abbreviation(s):

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	27

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP BLEND INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
100,944	*	Dana Holding Corp	$1,834,152	0.2%
43,462	*	Tenneco, Inc	2,008,380	0.2
		Other	5,492,498	0.5

			9,335,030	0.9

BANKS
30,331	*	SVB Financial Group	1,833,205	0.2
		Other	59,177,730	6.2

			61,010,935	6.4

CAPITAL GOODS
31,601		Acuity Brands, Inc	1,858,140	0.2
86,286	*	GrafTech International Ltd	2,001,836	0.2
49,158		Nordson Corp	2,800,530	0.3
		Other	82,357,018	8.6

			89,017,524	9.3

COMMERCIAL & PROFESSIONAL SERVICES			33,599,423	3.5

CONSUMER DURABLES & APPAREL
28,116	*	Deckers Outdoor Corp	2,385,923	0.2
22,354		Polaris Industries, Inc	2,356,782	0.2
32,300	*	Warnaco Group, Inc	2,078,827	0.2
		Other	28,678,161	3.0

			35,499,693	3.6

CONSUMER SERVICES
48,710		Sotheby’s (Class A)	2,460,828	0.3
		Other	29,008,170	3.0

			31,468,998	3.3

DIVERSIFIED FINANCIALS
244,189	*	American Capital Ltd	2,507,821	0.3
87,164		iShares Russell 2000 Index Fund	7,528,356	0.8
		Other	29,549,153	3.1

			39,585,330	4.2

ENERGY
36,924		Berry Petroleum Co (Class A)	1,961,771	0.2
83,907	*	Brigham Exploration Co	2,813,401	0.4
13,860		CARBO Ceramics, Inc	2,230,629	0.2
55,745	*	Complete Production Services, Inc	1,891,985	0.2
24,683	*	Dril-Quip, Inc	1,889,730	0.2
53,161	*	Energy XXI Bermuda Ltd	1,927,085	0.2
21,734		Lufkin Industries, Inc	2,006,700	0.2
49,934		World Fuel Services Corp	1,976,387	0.2
		Other	49,275,208	5.1

			65,972,896	6.9

FOOD & STAPLES RETAILING			7,808,517	0.8

FOOD, BEVERAGE & TOBACCO			15,346,040	1.6

HEALTH CARE EQUIPMENT & SERVICES
37,572	*	Amerigroup Corp	2,566,169	0.3
30,606	*	Catalyst Health Solutions, Inc	1,822,893	0.2
48,756	*	Healthspring, Inc	2,022,886	0.2
		Other	62,571,475	6.5

			68,983,423	7.2

HOUSEHOLD & PERSONAL PRODUCTS			4,408,288	0.5

INSURANCE			22,029,829	2.3

MATERIALS
53,759	*	Allied Nevada Gold Corp	2,314,863	0.3
63,979	*	Coeur d’Alene Mines Corp	2,028,774	0.2
202,091	*	Hecla Mining Co	1,901,676	0.2
27,976		Rock-Tenn Co (Class A)	1,932,302	0.2
37,387	*	Rockwood Holdings, Inc	2,121,338	0.2
87,165	*	Solutia, Inc	2,296,798	0.2
52,464	*	WR Grace & Co	2,379,767	0.3
		Other	40,533,270	4.2

			55,508,788	5.8

MEDIA			10,435,613	1.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
23,223	*	Pharmasset, Inc	2,356,439	0.2
		Other	51,556,569	5.4

			53,913,008	5.6

REAL ESTATE
89,484		American Capital Agency Corp	2,604,879	0.3
94,564		BioMed Realty Trust, Inc	1,876,150	0.2
100,326		CBL & Associates Properties, Inc	1,863,054	0.2
52,037		Highwoods Properties, Inc	1,920,165	0.2
42,060		Kilroy Realty Corp	1,763,996	0.2
248,647		MFA Mortgage Investments, Inc	1,984,203	0.2
		Other	63,029,269	6.6

			75,041,716	7.9

RETAILING			35,603,516	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
45,224	*	Netlogic Microsystems, Inc	1,950,510	0.2
		Other	34,307,146	3.6

			36,257,656	3.8

SOFTWARE & SERVICES
64,645	*	Ariba, Inc	2,247,706	0.2
61,276		Jack Henry & Associates, Inc	2,081,546	0.2
83,239	*	Parametric Technology Corp	2,020,210	0.2
70,456	*	Rackspace Hosting, Inc	3,254,362	0.3
120,729	*	TIBCO Software, Inc	3,620,662	0.4
62,088	*	VeriFone Holdings, Inc	3,403,664	0.4
		Other	68,100,915	7.1

			84,729,065	8.8

28	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP BLEND INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
34,118	*	Acme Packet, Inc	$2,818,488	0.3%
44,623		Adtran, Inc	1,841,591	0.2
56,082	*	Aruba Networks, Inc	2,015,026	0.2
64,356	*	Finisar Corp	1,807,760	0.2
97,265	*	Riverbed Technology, Inc	3,417,892	0.4
		Other	47,677,222	5.0

			59,577,979	6.3

TELECOMMUNICATION SERVICES			7,603,609	0.7

TRANSPORTATION			20,936,185	2.2

UTILITIES
32,496		Nicor, Inc	1,801,253	0.2
		Other	26,369,029	2.7

			28,170,282	2.9

		TOTAL COMMON STOCKS (Cost $755,681,206)	951,843,343	99.2

		TOTAL PORTFOLIO (Cost $755,681,206)	951,843,343	99.2
		OTHER ASSETS & LIABILITIES, NET	7,641,188	0.8

		NET ASSETS	$959,484,531	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	29

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

COMMON STOCKS

ARGENTINA		$2,599,039	0.1%

AUSTRALIA
555,204	Australia & New Zealand Banking Group Ltd	14,789,114	0.6
694,969	BHP Billiton Ltd	35,185,987	1.3
335,596	Commonwealth Bank of Australia	19,811,153	0.7
463,442	National Australia Bank Ltd	13,797,945	0.5
647,875	Westpac Banking Corp	17,687,072	0.7
	Other	128,137,724	4.8

		229,408,995	8.6

AUSTRIA		8,601,288	0.3

BELGIUM		25,453,242	1.0

CHINA		2,532,114	0.1

CYPRUS		674,852	0.0

DENMARK
90,780	Novo Nordisk AS (Class B)	11,492,133	0.4
	Other	16,617,085	0.6

		28,109,218	1.0

FINLAND		28,282,223	1.1

FRANCE
206,729	BNP Paribas	16,342,844	0.6
227,264	Sanofi-Aventis	17,980,443	0.7
457,746	Total S.A.	29,314,678	1.1
	Other	192,675,921	7.2

		256,313,886	9.6

GERMANY
98,380	Allianz AG.	15,456,586	0.6
199,014	BASF AG.	20,435,530	0.8
179,245	Bayer AG.	15,736,731	0.6
195,600	DaimlerChrysler AG. (EUR)	15,117,202	0.6
201,529	Deutsche Bank AG.	13,125,442	0.5
390,446	E.ON AG.	13,345,094	0.5
186,190	SAP AG.	11,996,228	0.4
178,218	Siemens AG.	25,923,373	1.0
	Other	102,562,291	3.8

		233,698,477	8.8

GREECE		5,880,302	0.2

HONG KONG		67,254,323	2.5

INDIA		971,905	0.0

IRELAND		10,435,040	0.4

ISRAEL		17,881,987	0.7

ITALY
564,338	ENI S.p.A.	15,109,378	0.6
	Other	59,656,965	2.2

		74,766,343	2.8

JAPAN
245,900	Canon, Inc	11,580,056	0.4
351,600	Honda Motor Co Ltd	13,516,949	0.5
2,761,080	Mitsubishi UFJ Financial Group, Inc	13,252,044	0.5
596,100 *	Toyota Motor Corp	23,779,100	0.9
	Other	442,831,450	16.6

		504,959,599	18.9

JERSEY, C.I.		1,689,412	0.1

KAZAKHSTAN		831,538	0.0

LUXEMBOURG		10,309,482	0.4

MACAU		2,763,275	0.1

MALAYSIA		2,371,791	0.1

MEXICO		1,063,175	0.0

NETHERLANDS
767,893	Royal Dutch Shell plc (A Shares)	29,910,697	1.1
584,008	Royal Dutch Shell plc (B Shares)	22,720,645	0.8
353,253	Unilever NV	11,629,313	0.4
	Other	59,202,065	2.2

		123,462,720	4.5

NEW ZEALAND		2,851,659	0.1

NORWAY		22,875,346	0.9

PORTUGAL		6,982,153	0.3

SINGAPORE		39,823,673	1.5

SPAIN
910,759	Banco Bilbao Vizcaya Argentaria S.A.	11,666,385	0.4
1,804,283	Banco Santander Central Hispano S.A.	23,041,553	0.9
889,760	Telefonica S.A.	23,903,545	0.9
	Other	35,916,239	1.3

		94,527,722	3.5

SWEDEN		83,800,398	3.1

SWITZERLAND
475,183	ABB Ltd	13,122,309	0.5
244,299	Credit Suisse Group	11,119,675	0.4
750,181	Nestle S.A.	46,562,521	1.7
457,033	Novartis AG.	27,102,134	1.0
152,188	Roche Holding AG.	24,703,126	0.9
787,749 *	UBS AG. (Switzerland)	15,764,878	0.6
	Other	68,443,206	2.6

		206,817,849	7.7

TAIWAN		243,545	0.0

30	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ APRIL 30, 2011

Shares	Company	Value	% of net assets

UNITED KINGDOM
286,085	Anglo American plc (London)	$14,996,293	0.6%
306,510	AstraZeneca plc	15,208,375	0.6
2,508,918	Barclays plc	11,927,424	0.4
733,610	BG Group plc	18,891,628	0.7
477,014	BHP Billiton plc	20,168,161	0.8
4,069,690	BP plc	31,284,834	1.2
432,670	British American Tobacco plc	18,906,420	0.7
542,767	Diageo plc	11,041,668	0.4
1,125,347	GlaxoSmithKline plc	24,583,245	0.9
3,829,186	HSBC Holdings plc	41,768,365	1.6
314,082	Rio Tinto plc	22,917,074	0.9
505,998	Standard Chartered plc	14,062,622	0.5
1,740,907	Tesco plc	11,737,024	0.4
11,252,980	Vodafone Group plc	32,530,124	1.2
450,097	Xstrata plc	11,544,593	0.4
	Other	202,786,506	7.6

		504,354,356	18.9

UNITED STATES
438,050	iShares MSCI EAFE Index Fund	27,798,654	1.2
	Other	6,155,454	0.2

		33,954,108	1.4

	TOTAL COMMON STOCKS (Cost $2,358,310,594)	2,636,545,035	98.7

RIGHTS/WARRANTS

PORTUGAL		17,108	0.0

SPAIN		17,227	0.0

	TOTAL RIGHTS/WARRANTS (Cost $48,560)	34,335	0.0

	TOTAL PORTFOLIO (Cost $2,358,359,154)	2,636,579,370	98.7
	OTHER ASSETS & LIABILITIES, NET	36,636,622	1.3

	NET ASSETS	$2,673,215,992	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	31

SUMMARY OF MARKET VALUES BY SECTOR (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ APRIL 30, 2011

Sector	Value	% of net assets

FINANCIALS	$654,894,652	24.5%
INDUSTRIALS	336,533,961	12.6
MATERIALS	293,891,150	11.0
CONSUMER DISCRETIONARY	266,342,815	10.0
CONSUMER STAPLES	257,664,497	9.6
ENERGY	220,748,603	8.3
HEALTH CARE	213,018,676	8.0
TELECOMMUNICATION SERVICES	145,385,511	5.4
UTILITIES	124,761,635	4.7
INFORMATION TECHNOLOGY	123,337,870	4.6
OTHER ASSETS & LIABILITIES, NET	36,636,622	1.3

NET ASSETS	$2,673,215,992	100.0%

32	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

EMERGING MARKETS EQUITY INDEX FUND ▪ APRIL 30, 2011

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

INDIA			$129	0.0%

		TOTAL CORPORATE BONDS
		(Cost $0)	129	0.0

		TOTAL BONDS
		(Cost $0)	129	0.0

Shares		Company

COMMON STOCKS

BRAZIL
74,604		Banco Bradesco S.A.(Pref)	1,489,519	0.9
88,761		Banco Itau Holding Financeira S.A.	2,093,207	1.2
77,074		BM&FBOVESPA S.A.	578,594	0.3
90,343		Investimentos Itau S.A. - PR	697,729	0.4
115,672		Petroleo Brasileiro S.A.	2,124,183	1.3
163,046		Petroleo Brasileiro S.A. (Preference)	2,653,176	1.6
50,700		Vale S.A.	1,669,052	1.0
77,873		Vale SA (Preference)	2,280,454	1.4
		Other	10,181,867	6.0

			23,767,781	14.1

CHILE			2,511,302	1.5

CHINA
2,449,000		Bank of China Ltd	1,355,480	0.8
1,873,350		China Construction Bank	1,773,917	1.1
291,000		China Life Insurance Co Ltd	1,040,157	0.6
234,000		China Mobile Hong Kong Ltd	2,152,444	1.3
134,500		China Shenhua Energy Co Ltd	628,207	0.4
696,000		CNOOC Ltd	1,729,960	1.0
2,364,000		Industrial & Commercial Bank of China	2,005,175	1.2
67,500		Ping An Insurance Group Co of China Ltd	735,950	0.4
39,500		Tencent Holdings Ltd	1,127,887	0.7
		Other	12,889,011	7.6

			25,438,188	15.1

COLOMBIA			1,198,117	0.7

CZECH REPUBLIC			600,809	0.4

EGYPT			419,936	0.3

GERMANY			41,038	0.0

HONG KONG			1,618,168	1.0

HUNGARY			649,821	0.4

INDIA
42,138		Housing Development Finance Corp	674,096	0.4
31,691		ICICI Bank Ltd	800,878	0.5
17,742		Infosys Technologies Ltd	1,166,386	0.7
51,224		Reliance Industries Ltd	1,139,092	0.6
		Other	7,501,844	4.5

			11,282,296	6.7

INDONESIA			3,820,330	2.3

KOREA, REPUBLIC OF
19,960		Hynix Semiconductor, Inc	631,136	0.4
1,504		Hyundai Heavy Industries	752,216	0.4
2,616		Hyundai Mobis	877,427	0.5
5,959		Hyundai Motor Co	1,374,438	0.8
12,957		KB Financial Group, Inc	694,565	0.4
9,418		Kia Motors Corp	677,517	0.4
1,834		LG Chem Ltd	911,163	0.6
2,541		POSCO	1,115,080	0.7
4,284		Samsung Electronics Co Ltd	3,578,341	2.1
15,678		Shinhan Financial Group Co Ltd	769,132	0.5
		Other	12,396,486	7.3

			23,777,501	14.1

MALAYSIA			4,521,558	2.7

MEXICO
765,185		America Movil S.A. de C.V. (Series L)	2,192,852	1.3
246,389		Wal-Mart de Mexico S.A. de C.V. (Series V)	771,805	0.5
		Other	4,417,108	2.6

			7,381,765	4.4

MOROCCO			180,962	0.1

NETHERLANDS			24,094	0.0

PERU			511,900	0.3

PHILIPPINES			831,077	0.5

POLAND			2,700,493	1.6

RUSSIA
204,770		Gazprom (ADR)	3,469,568	2.1
17,911		LUKOIL (ADR)	1,244,848	0.7
26,560		MMC Norilsk Nickel (ADR)	735,215	0.4
3,371	f	Sberbank (GDR) (purchased 9/1/10,
		cost $1,054,418)	1,344,354	0.8
		Other	4,389,576	2.6

			11,183,561	6.6

SOUTH AFRICA
14,955		AngloGold Ashanti Ltd	761,584	0.4
20,033		Impala Platinum Holdings Ltd	626,489	0.4
65,583		MTN Group Ltd	1,458,719	0.9
15,151		Naspers Ltd (N Shares)	912,425	0.5
22,543		Sasol Ltd	1,302,667	0.8
46,935		Standard Bank Group Ltd	737,138	0.4
		Other	6,393,890	3.8

			12,192,912	7.2

TAIWAN
158,000		Formosa Plastics Corp	647,032	0.4
26,000		High Tech Computer Corp	1,183,434	0.7
339,000		Hon Hai Precision Industry Co, Ltd	1,287,360	0.8
956,000		Taiwan Semiconductor Manufacturing Co Ltd	2,472,681	1.5
		Other	12,510,092	7.4

			18,100,599	10.8

THAILAND			2,800,510	1.7

TURKEY			2,366,808	1.4

UKRAINE			40,493	0.0

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	33

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

EMERGING MARKETS EQUITY INDEX FUND ▪ APRIL 30, 2011

Shares		Company	Value	% of net assets

UNITED KINGDOM			$14,280	0.0%

UNITED STATES
27,500		iShares MSCI Emerging Markets	1,375,000	0.8
145,000		Vanguard Emerging Markets ETF	7,334,100	4.3

			8,709,100	5.1

		TOTAL COMMON STOCKS
		(Cost $140,417,843)	166,685,399	99.0

PREFERRED STOCKS

BRAZIL
29,475	*	Ambev Cia De Bebidas Das	938,658	0.6

			938,658	0.6

		TOTAL PREFERRED STOCKS
		(Cost $678,168)	938,658	0.6

RIGHTS/WARRANTS

BRAZIL			378	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	378	0.0

		TOTAL PORTFOLIO
		(Cost $141,096,011)	167,624,564	99.6
		OTHER ASSETS & LIABILITIES, NET	724,798	0.4

		NET ASSETS	$168,349,362	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

*	Non-income producing.

f	Restricted security. At 4/30/11, the value of these securities amounted to $1,344,354 or 0.8% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2011 Semiannual Report ▪ TIAA-CREF: Equity Index Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR (UNAUDITED)

EMERGING MARKETS EQUITY INDEX FUND ▪ APRIL 30, 2011

Sector	Value	% of net assets

FINANCIALS	$47,640,723	28.3%
MATERIALS	24,691,530	14.7
ENERGY	22,460,981	13.3
INFORMATION TECHNOLOGY	20,228,371	12.0
INDUSTRIALS	11,728,793	7.0
TELECOMMUNICATION SERVICES	11,500,839	6.8
CONSUMER DISCRETIONARY	11,095,223	6.6
CONSUMER STAPLES	10,912,588	6.5
UTILITIES	5,918,218	3.5
HEALTH CARE	1,447,298	0.9
OTHER ASSETS & LIABILITIES, NET	724,798	0.4

NET ASSETS	$168,349,362	100.0%

See notes to financial statements	TIAA-CREF: Equity Index Funds ▪ 2011 Semiannual Report	35

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF FUNDS ▪ APRIL 30, 2011

	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Emerging Markets Equity Index Fund

ASSETS
Portfolio investments, at value†	$778,855,053	$859,490,364	$2,405,755,079	$1,273,735,039	$951,843,343	$2,636,579,370	$167,624,564
Cash	3,843,670	4,058,679	2,639,195	12,723,938	8,892,177	14,368,056	159,354
Cash-foreign^	—	—	—	—	—	2,800,169	214,728
Receivable from securities transactions	470,990	724,713	2,557,644	8,316	441,213	4,314,704	27,534
Receivable from Fund shares sold	9,768,932	10,636,035	8,816,567	22,190,788	19,843,362	12,270,377	1,066,394
Dividends and interest receivable	415,683	1,206,028	2,216,307	1,325,837	345,485	13,433,299	308,336
Due from affilates	—	—	—	—	—	—	1,579
Receivable for variation margin on open futures contracts	10,378	9,993	3,600	29,066	40,013	27,294	—
Other	23,289	24,081	40,896	33,024	24,651	38,358	589

Total assets	793,387,995	876,149,893	2,422,029,288	1,310,046,008	981,430,244	2,683,831,627	169,403,078

LIABILITIES
Management fees payable	3,371	3,727	10,513	5,594	4,168	11,589	2,574
Service agreement fees payable	5,545	6,183	7,174	11,165	13,085	24,044	166
Distribution fees payable	—	—	43,729	—	—	10,629	1,140
Due to affiliates	9,326	10,349	29,040	15,009	11,666	32,191	1,673
Payable for securities transactions	10,999,877	8,817,323	1,051,283	1,760,690	3,193,677	4,778,629	200,746
Payable for Fund shares redeemed	1,635,040	1,532,716	9,664,450	27,301,512	18,598,902	5,625,047	635,546
Accrued expenses & other payables	102,071	107,029	219,875	149,528	124,215	133,506	211,871

Total liabilities	12,755,230	10,477,327	11,026,064	29,243,498	21,945,713	10,615,635	1,053,716

NET ASSETS	$780,632,765	$865,672,566	$2,411,003,224	$1,280,802,510	$959,484,531	$2,673,215,992	$168,349,362

NET ASSETS CONSIST OF:
Paid-in-capital	$635,458,933	$825,687,839	$1,975,979,487	$1,165,845,739	$776,664,513	$2,386,109,536	$141,030,829
Undistributed net investment income (loss)	2,778,815	5,672,945	10,830,283	6,237,764	2,395,231	23,591,949	363,971
Accumulated net realized gain (loss) on total investments	(28,637,556)	(7,276,089)	(63,087,394)	2,167,014	(15,882,210)	(15,501,484)	539,916
Accumulated net unrealized appreciation (depreciation) on total investments	171,032,573	41,587,871	487,280,848	106,551,993	196,306,997	279,015,991	26,414,646

NET ASSETS	$780,632,765	$865,672,566	$2,411,003,224	$1,280,802,510	$959,484,531	$2,673,215,992	$168,349,362

INSTITUTIONAL CLASS:
Net assets	$578,553,377	$639,032,018	$1,728,865,651	$889,088,719	$496,657,252	$1,699,618,021	$155,825,031
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	41,639,194	48,283,048	165,515,939	57,847,954	32,523,714	93,666,983	12,562,281

Net asset value per share	$13.89	$13.24	$10.45	$15.37	$15.27	$18.15	$12.40

RETIREMENT CLASS:
Net assets	$202,079,388	$226,640,548	$263,982,211	$391,713,791	$462,827,279	$888,010,093	$6,093,700
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,448,515	16,916,537	24,955,110	25,604,175	30,240,881	48,125,013	491,638

Net asset value per share	$13.99	$13.40	$10.58	$15.30	$15.30	$18.45	$12.39

RETAIL CLASS:
Net assets	$—	$—	$405,990,396	$—	$—	$—	$5,148,557
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	38,243,819	—	—	—	415,731

Net asset value per share	$—	$—	$10.62	$—	$—	$—	$12.38

PREMIER CLASS:
Net assets	$—	$—	$12,164,966	$—	$—	$85,587,878	$1,282,074
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	1,165,901	—	—	4,723,089	103,405

Net asset value per share	$—	$—	$10.43	$—	$—	$18.12	$12.40

† Portfolio investments, Cost	$607,822,480	$817,948,420	$1,918,491,485	$1,167,242,721	$755,681,206	$2,358,359,154	$141,096,011
^ Foreign Cash, Cost	$—	$—	$—	$—	$—	$2,746,706	$209,181

36	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	37

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED APRIL 30, 2011

	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Emerging Markets Equity Index Fund

INVESTMENT INCOME
Dividends*	$5,271,348	$8,725,665	$20,464,350	$11,287,971	$5,561,959	$35,525,214	$1,125,364
Interest	1,027	1,552	3,273	1,581	1,515	6,285	416

Total income	5,272,375	8,727,217	20,467,623	11,289,552	5,563,474	35,531,499	1,125,780

EXPENSES
Management fees	139,022	154,029	441,712	229,087	170,638	470,085	93,111
Distribution fees — Retail Class	—	—	238,842	—	—	—	4,297
Distribution fees — Premier Class	—	—	7,704	—	—	56,377	878
Fund administration fees	23,133	25,229	73,107	36,290	28,057	78,247	3,966
Custody and accounting fees	19,455	19,693	44,855	19,622	38,805	182,457	121,121
Professional fees	33,289	33,656	41,070	36,123	34,288	45,797	37,395
Shareholder reports	29,205	27,894	61,563	38,255	37,848	70,338	8,580
Shareholder servicing — Institutional Class	2,130	2,359	3,906	1,449	2,826	5,939	360
Shareholder servicing — Retirement Class	225,169	248,685	314,678	470,989	549,160	1,013,000	3,341
Shareholder servicing — Retail Class	—	—	161,063	—	—	—	2,986
Shareholder servicing — Premier Class	—	—	104	—	—	143	56
Trustee fees and expenses	2,236	2,535	7,834	4,532	2,826	7,559	421
Compliance fees	8,245	8,899	26,134	13,023	9,992	27,874	1,483
Interest expense	2,889	1,416	13,331	20,405	1,783	1,097	1,219
Registration fees	14,912	15,640	32,762	17,356	21,905	26,513	13,959
Other expenses	12,837	12,129	9,627	12,616	14,552	181,073	9,021

Total expenses	512,522	552,164	1,478,292	899,747	912,680	2,166,499	302,194
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	(125,112)

Net expenses	512,522	552,164	1,478,292	899,747	912,680	2,166,499	177,082

Net investment income (loss)	4,759,853	8,175,053	18,989,331	10,389,805	4,650,794	33,365,000	948,698

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	5,499,116	1,783,766	68,616,820	17,953,694	11,325,054	966,422	758,075
Futures transactions	322,373	128,218	1,559,917	357,413	777,149	279,600	—
Foreign currency transactions	—	—	—	—	—	(71,098)	(183,558)

Net realized gain (loss) on total investments	5,821,489	1,911,984	70,176,737	18,311,107	12,102,203	1,174,924	574,517

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	97,285,297	111,298,934	268,806,110	143,114,537	160,481,894	261,015,364	12,764,391
Futures transactions	—	45,927	(284,032)	59,675	142,983	337,913	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	239,605	9,707

Net change in unrealized appreciation (depreciation) on total investments	97,285,297	111,344,861	268,522,078	143,174,212	160,624,877	261,592,882	12,774,098

Net realized and unrealized gain (loss) on total investments	103,106,786	113,256,845	338,698,815	161,485,319	172,727,080	262,767,806	13,348,615

Net increase in net assets resulting from operations	$107,866,639	$121,431,898	$357,688,146	$171,875,124	$177,377,874	$296,132,806	$14,297,313

* Net of foreign withholding taxes of:	$(1,573)	$(3,054)	$(6,136)	$(234)	$(328)	$(2,900,477)	$(113,514)
** Includes net change in unrealized foreign capital gains taxes of:	$—	$—	$—	$—	$—	$—	$(93,849)

38	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	39

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Large-Cap Growth Index Fund			Large-Cap Value Index Fund			Equity Index Fund

		For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010

		(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$4,759,853	$333,893	$7,521,322	$8,175,053	$895,887	$12,630,175	$18,989,331	$1,887,072	$30,627,068
Net realized gain (loss) on total investments		5,821,489	431,931	13,969,730	1,911,984	350,475	18,714,379	70,176,737	1,426,367	41,069,906
Net change in unrealized appreciation (depreciation) on total investments		97,285,297	27,733,028	38,245,131	111,344,861	17,856,818	13,165,303	268,522,078	73,953,981	96,411,955

Net increase (decrease) from operations		107,866,639	28,498,852	59,736,183	121,431,898	19,103,180	44,509,857	357,688,146	77,267,420	168,108,929

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(6,248,365)	—	(4,402,992)	(10,049,987)	—	(7,426,025)	(24,605,847)	—	(14,617,569)
	Retirement Class	(1,638,637)	—	(1,974,683)	(2,870,431)	—	(3,375,038)	(3,379,446)	—	(4,172,873)
	Retail Class	—	—	—	—	—	—	(5,269,884)	—	(4,574,106)
	Premier Class	—	—	—	—	—	—	(154,472)	—	(3,994)
From realized gains:	Institutional Class	—	—	—	(543,610)	—	—	—	—	—
	Retirement Class	—	—	—	(180,068)	—	—	—	—	—

Total distributions		(7,887,002)	—	(6,377,675)	(13,644,096)	—	(10,801,063)	(33,409,649)	—	(23,368,542)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	70,364,141	49,825,392	155,493,817	83,280,041	57,721,460	194,068,402	234,265,796	76,507,631	605,387,864
	Retirement Class	33,205,431	3,449,098	50,130,468	38,256,109	2,262,863	41,625,305	13,962,914	3,097,336	36,542,548
	Retail Class	—	—	—	—	—	—	27,939,614	2,453,203	38,087,336
	Premier Class	—	—	—	—	—	—	3,483,455	2,835,911	4,882,512
Reinvestments of distributions:	Institutional Class	6,213,750	—	4,304,623	10,394,013	—	6,574,306	24,003,002	—	13,966,602
	Retirement Class	1,638,637	—	1,974,683	3,050,499	—	3,375,038	3,379,446	—	4,172,873
	Retail Class	—	—	—	—	—	—	5,022,144	—	4,375,791
	Premier Class	—	—	—	—	—	—	154,472	—	3,994
Redemptions:	Institutional Class	(42,660,013)	(22,513,937)	(82,828,017)	(48,469,277)	(19,721,790)	(100,379,319)	(244,542,778)	(7,684,038)	(235,958,898)
	Retirement Class	(19,631,947)	(12,566,750)	(55,384,334)	(15,938,639)	(10,726,903)	(48,587,319)	(32,774,763)	(21,590,071)	(91,107,446)
	Retail Class	—	—	—	—	—	—	(30,408,113)	(3,803,257)	(46,350,682)
	Premier Class	—	—	—	—	—	—	(717,431)	(61,653)	(470,274)

Net increase (decrease) from shareholder transactions		49,129,999	18,193,803	73,691,240	70,572,746	29,535,630	96,676,413	3,767,758	51,755,062	333,532,220

Net increase (decrease) in net assets		149,109,636	46,692,655	127,049,748	178,360,548	48,638,810	130,385,207	328,046,255	129,022,482	478,272,607
NET ASSETS
Beginning of period		631,523,129	584,830,474	457,780,726	687,312,018	638,673,208	508,288,001	2,082,956,969	1,953,934,487	1,475,661,880

End of period		$780,632,765	$631,523,129	$584,830,474	$865,672,566	$687,312,018	$638,673,208	$2,411,003,224	$2,082,956,969	$1,953,934,487

Undistributed net investment income (loss) included in net assets		$2,778,815	$5,905,964	$5,572,071	$5,672,945	$10,418,311	$9,522,424	$10,830,283	$25,250,601	$23,365,419

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,389,657	4,210,322	14,085,645	6,657,888	5,017,904	17,640,591	24,323,058	8,651,806	71,460,214
	Retirement Class	2,523,259	289,015	4,533,679	3,044,176	195,520	3,750,087	1,416,250	342,860	4,300,881
	Retail Class	—	—	—	—	—	—	2,822,437	270,795	4,467,832
	Premier Class	—	—	—	—	—	—	361,128	314,768	577,926
Shares reinvested:	Institutional Class	494,725	—	397,106	875,654	—	617,886	2,553,511	—	1,705,324
	Retirement Class	129,434	—	180,832	253,574	—	313,083	354,611	—	502,756
	Retail Class	—	—	—	—	—	—	525,328	—	525,306
	Premier Class	—	—	—	—	—	—	16,451	—	488
Shares redeemed:	Institutional Class	(3,320,954)	(1,873,204)	(7,506,516)	(3,887,293)	(1,712,929)	(9,207,784)	(25,703,637)	(861,121)	(27,607,627)
	Retirement Class	(1,516,927)	(1,049,759)	(5,030,837)	(1,264,586)	(924,136)	(4,450,244)	(3,345,799)	(2,378,367)	(10,839,836)
	Retail Class	—	—	—	—	—	—	(3,069,829)	(418,550)	(5,456,924)
	Premier Class	—	—	—	—	—	—	(73,084)	(6,920)	(56,223)

Net increase (decrease) from shareholder transactions		3,699,194	1,576,374	6,659,909	5,679,413	2,576,359	8,663,619	180,425	5,915,271	39,580,117

40	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	41

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		S&P 500 Index Fund			Small-Cap Blend Index Fund			International Equity Index Fund			Emerging Markets Equity Index Fund

		For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the six-month period ended April 30, 2011	For the period August 31, 2010 to October 31, 2010

		(unaudited)			(unaudited)			(unaudited)			(unaudited)
OPERATIONS
Net investment income (loss)		$10,389,805	$1,104,669	$22,623,128	$4,650,794	$403,751	$7,158,540	$33,365,000	$1,281,995	$40,757,848	$948,698	$248,852
Net realized gain (loss) on total investments		18,311,107	18,258,610	4,711,401	12,102,203	796,044	8,444,847	1,174,924	4,157,860	63,563	574,517	(564,677)
Net change in unrealized appreciation (depreciation) on total investments		143,174,212	21,517,336	80,148,378	160,624,877	27,372,174	61,425,097	261,592,882	67,834,213	12,249,862	12,774,098	13,640,548

Net increase (decrease) from operations		171,875,124	40,880,615	107,482,907	177,377,874	28,571,969	77,028,484	296,132,806	73,274,068	53,071,273	14,297,313	13,324,723

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,214,079)	—	(16,025,663)	(4,474,756)	—	(2,464,512)	(29,859,400)	—	(13,104,832)	(203,991)	—
	Retirement Class	(6,952,596)	—	(5,667,457)	(3,788,127)	—	(2,394,062)	(14,007,602)	—	(15,182,058)	(1,174)	—
	Retail Class	—	—	—	—	—	—	—	—	—	(1,969)	—
	Premier Class	—	—	—	—	—	—	(1,416,620)	—	(5,258)	(1,546)	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—	(111,453)	—
	Retirement Class	—	—	—	—	—	—	—	—	—	(1,149)	—
	Retail Class	—	—	—	—	—	—	—	—	—	(2,249)	—
	Premier Class	—	—	—	—	—	—	—	—	—	(1,149)	—

Total distributions		(22,166,675)	—	(21,693,120)	(8,262,883)	—	(4,858,574)	(45,283,622)	—	(28,292,148)	(324,680)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	160,613,215	40,389,697	128,803,572	86,544,905	36,904,997	126,710,993	408,956,524	169,841,025	507,639,398	38,114,251	97,000,010
	Retirement Class	51,266,934	4,877,420	73,358,878	43,847,726	4,131,669	114,205,506	73,002,558	13,876,051	269,122,074	5,040,948	1,000,010
	Retail Class	—	—	—	—	—	—	—	—	—	3,555,866	1,627,173
	Premier Class	—	—	—	—	—	—	23,420,548	19,384,236	38,771,058	37,639	1,000,010
Reinvestments of distributions:	Institutional Class	14,570,578	—	15,364,906	4,286,479	—	2,314,826	29,544,979	—	12,589,576	315,444	—
	Retirement Class	6,952,596	—	5,667,457	3,788,127	—	2,394,062	14,007,602	—	15,182,058	2,323	—
	Retail Class	—	—	—	—	—	—	—	—	—	4,093	—
	Premier Class	—	—	—	—	—	—	1,416,620	—	5,258	2,695	—
Redemptions:	Institutional Class	(112,058,505)	(83,746,055)	(295,251,946)	(30,538,491)	(11,778,034)	(150,396,093)	(99,847,139)	(8,145,494)	(87,486,027)	(5,654,855)	(10)
	Retirement Class	(54,573,114)	(17,851,932)	(67,676,338)	(55,400,295)	(22,636,868)	(69,614,656)	(67,653,662)	(62,677,303)	(181,536,609)	(470,856)	(10)
	Retail Class	—	—	—	—	—	—	—	—	—	(522,576)	—
	Premier Class	—	—	—	—	—	—	(7,806,956)	(199,511)	(813,552)	(139)	(10)

Net increase (decrease) from shareholder transactions		66,771,704	(56,330,870)	(139,733,471)	52,528,451	6,621,764	25,614,638	375,041,074	132,079,004	573,473,234	40,424,833	100,627,173

Net increase (decrease) in net assets		216,480,153	(15,450,255)	(53,943,684)	221,643,442	35,193,733	97,784,548	625,890,258	205,353,072	598,252,359	54.397,466	113,951,896
NET ASSETS
Beginning of period		1,064,322,357	1,079,772,612	1,133,716,296	737,841,089	702,647,356	604,862,808	2,047,325,734	1,841,972,662	1,243,720,303	113,951,896	—

End of period		$1,280,802,510	$1,064,322,357	$1,079,772,612	$959,484,531	$737,841,089	$702,647,356	$2,673,215,992	$2,047,325,734	$1,841,972,662	$168,349,362	$113,951,896

Undistributed net investment income included in net assets		$6,237,764	$18,014,634	$16,910,873	$2,395,231	$6,007,320	$5,613,557	$23,591,949	$35,510,571	$34,094,703	$363,971	$(376,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,014,477	3,048,102	10,232,218	6,046,181	2,967,951	11,308,521	24,534,227	10,448,370	33,064,777	3,302,412	9,700,001
	Retirement Class	3,572,913	367,235	5,847,725	3,151,458	333,960	9,886,351	4,242,429	839,582	17,259,942	431,745	100,001
	Retail Class	—	—	—	—	—	—	—	—	—	304,203	156,878
	Premier Class	—	—	—	—	—	—	1,405,688	1,175,672	2,546,393	3,182	100,001
Shares reinvested:	Institutional Class	1,048,243	—	1,236,115	313,798	—	219,415	1,826,019	—	811,707	27,574	—
	Retirement Class	502,355	—	457,422	276,506	—	226,068	850,492	—	962,108	203	—
	Retail Class	—	—	—	—	—	—	—	—	—	358	—
	Premier Class	—	—	—	—	—	—	87,608	—	339	235	—
Shares redeemed:	Institutional Class	(7,902,164)	(6,254,454)	(23,427,093)	(2,190,150)	(952,045)	(13,364,650)	(5,932,420)	(499,127)	(5,762,312)	(467,705)	(1)
	Retirement Class	(3,699,486)	(1,336,987)	(5,413,192)	(3,855,003)	(1,817,046)	(6,308,435)	(3,939,614)	(3,756,906)	(11,805,620)	(40,310)	(1)
	Retail Class	—	—	—	—	—	—	—	—	—	(45,708)	—
	Premier Class	—	—	—	—	—	—	(441,578)	(12,076)	(54,910)	(12)	(1)

Net increase (decrease) from shareholder transactions		4,536,338	(4,176,104)	(11,066,805)	3,742,790	532,820	1,967,270	22,632,851	8,195,515	37,022,424	3,516,177	10,056,878

42	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	43

FINANCIAL HIGHLIGHTS

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.04		$11.49		$10.35	$10.72		$13.78	$11.84	$11.33

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.01		0.17	0.15		0.16	0.14	0.13
Net realized and unrealized gain (loss) on total investments	1.92		0.54		1.11	(0.38)		(3.00)	2.09	0.54

Total gain (loss) from investment operations	2.01		0.55		1.28	(0.23)		(2.84)	2.23	0.67

Less distributions from:
Net investment income	(0.16)		—		(0.14)	(0.14)		(0.14)	(0.28)	(0.09)
Net realized gains	—		—		—	(0.00	)(e)	(0.08)	(0.01)	(0.07)

Total distributions	(0.16)		—		(0.14)	(0.14)		(0.22)	(0.29)	(0.16)

Net asset value, end of period	$13.89		$12.04		$11.49	$10.35		$10.72	$13.78	$11.84

TOTAL RETURN	16.83	%(b)	4.79	%(b)	12.49%	(1.76)%		(20.96)%	19.15%	5.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of year (in thousands)	$578,553		$470,424		$422,219	$307,978		$263,714	$272,610	$552,918
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.19	%(c)	0.09%	0.14%		0.10%	0.12%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.09	%(c)	0.09%	0.07%		0.10%	0.08%	0.08%
Ratio of net investment income (loss) to average net assets	1.44	%(c)	0.71	%(c)	1.55%	1.78%		1.23%	1.10%	1.14%
Portfolio turnover rate	4	%(b)	0	%(b)	34%	28%		28%	53%	40%

	Retirement Class

	4/30/11		10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.10		$11.55		$10.41	$10.78		$13.86	$11.91	$11.47

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.00	(e)	0.15	0.13		0.12	0.12	0.10
Net realized and unrealized gain (loss) on total investments	1.94		0.55		1.12	(0.39)		(3.01)	2.10	0.53

Total gain (loss) from investment operations	2.02		0.55		1.27	(0.26)		(2.89)	2.22	0.63

Less distributions from:
Net investment income	(0.13)		—		(0.13)	(0.11)		(0.11)	(0.26)	(0.12)
Net realized gains	—		—		—	(0.00	)(e)	(0.08)	(0.01)	(0.07)

Total distributions	(0.13)		—		(0.13)	(0.11)		(0.19)	(0.27)	(0.19)

Net asset value, end of period	$13.99		$12.10		$11.55	$10.41		$10.78	$13.86	$11.91

TOTAL RETURN	16.78	%(b)	4.76	%(b)	12.22%	(2.06)%		(21.13)%	(18.91)%	5.53%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$202,079		$161,099		$162,611	$149,803		$98,784	$87,924	$42,719
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.44	%(c)	0.34%	0.39%		0.35%	0.38%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.34	%(c)	0.34%	0.33%		0.35%	0.33%	0.36%
Ratio of net investment income (loss) to average net assets	1.18	%(c)	0.45	%(c)	1.30%	1.52%		0.98%	0.93%	0.86%
Portfolio turnover rate	4	%(b)	0	%(b)	34%	28%		28%	53%	40%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

44	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.52		$11.18		$10.49	$12.17	$16.89	$15.93	$14.50

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.02		0.25	0.27	0.40	0.41	0.36
Net realized and unrealized gain (loss) on total investments	1.82		0.32		0.66	(1.62)	(4.22)	1.80	1.68

Total gain (loss) from investment operations	1.95		0.34		0.91	(1.35)	(3.82)	2.21	2.04

Less distributions from:
Net investment income	(0.22)		—		(0.22)	(0.32)	(0.38)	(0.59)	(0.29)
Net realized gains	(0.01)		—		—	(0.01)	(0.52)	(0.66)	(0.32)

Total distributions	(0.23)		—		(0.22)	(0.33)	(0.90)	(1.25)	(0.61)

Net asset value, end of period	$13.24		$11.52		$11.18	$10.49	$12.17	$16.89	$15.93

TOTAL RETURN	17.19	%(b)	3.04	%(b)	8.82%	(10.56)%	(23.58)%	14.36%	14.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$639,032		$514,065		$462,184	$338,574	$319,533	$363,498	$518,223
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.19	%(c)	0.09%	0.13%	0.09%	0.11%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.09	%(c)	0.09%	0.08%	0.09%	0.08%	0.08%
Ratio of net investment income (loss) to average net assets	2.19	%(c)	1.67	%(c)	2.29%	3.02%	2.83%	2.48%	2.45%
Portfolio turnover rate	4	%(b)	0	%(b)	36%	31%	33%	60%	49%

	Retirement Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.64		$11.30		$10.61	$12.30	$17.06	$16.09	$14.52

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.01		0.22	0.24	0.37	0.38	0.32
Net realized and unrealized gain (loss) on total investments	1.84		0.33		0.67	(1.62)	(4.26)	1.82	1.68

Total gain (loss) from investment operations	1.96		0.34		0.89	(1.38)	(3.89)	2.20	2.00

Less distributions from:
Net investment income	(0.19)		—		(0.20)	(0.30)	(0.35)	(0.57)	(0.11)
Net realized gains	(0.01)		—		—	(0.01)	(0.52)	(0.66)	(0.32)

Total distributions	(0.20)		—		(0.20)	(0.31)	(0.87)	(1.23)	(0.43)

Net asset value, end of period	$13.40		$11.64		$11.30	$10.61	$12.30	$17.06	$16.09

TOTAL RETURN	17.07	%(b)	3.01	%(b)	8.52%	(10.77)%	(23.77)%	14.17%	14.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$226,641		$173,247		$176,489	$169,714	$115,840	$101,949	$37,069
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.43	%(c)	0.34%	0.38%	0.34%	0.32%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.34	%(c)	0.34%	0.33%	0.34%	0.30%	0.35%
Ratio of net investment income (loss) to average net assets	1.93	%(c)	1.43	%(c)	2.03%	2.68%	2.58%	2.26%	2.10%
Portfolio turnover rate	4	%(b)	0	%(b)	36%	31%	33%	60%	49%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	45

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.03		$8.70		$7.97	$8.70	$11.46	$10.09	$9.97

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.01		0.16	0.15	0.20	0.20	0.17
Net realized and unrealized gain (loss) on total investments	1.49		0.32		0.70	(0.73)	(2.59)	1.44	0.78

Total gain (loss) from investment operations	1.58		0.33		0.86	(0.58)	(2.39)	1.64	0.95

Less distributions from:
Net investment income	(0.16)		—		(0.13)	(0.15)	(0.18)	(0.17)	(0.17)
Net realized gains	—		—		—	—	(0.19)	(0.10)	(0.66)

Total distributions	(0.16)		—		(0.13)	(0.15)	(0.37)	(0.27)	(0.83)

Net asset value, end of period	$10.45		$9.03		$8.70	$7.97	$8.70	$11.46	$10.09

TOTAL RETURN	17.68	%(b)	3.79	%(b)	10.90%	(6.26)%	(21.43)%	16.49%	10.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,728,866		$1,484,700		$1,361,428	$884,250	$697,104	$844,429	$633,027
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.12	%(c)	0.08%	0.12%	0.07%	0.09%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.09	%(c)	0.08%	0.09%	0.07%	0.08%	0.08%
Ratio of net investment income (loss) to average net assets	1.79	%(c)	1.15	%(c)	1.87%	2.28%	2.02%	1.79%	1.74%
Portfolio turnover rate	7	%(b)	0	%(b)	9%	11%	9%	16%	32%

	Retirement Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.13		$8.79		$8.06	$8.81	$11.62	$10.24	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.01		0.14	0.12	0.18	0.17	0.07
Net realized and unrealized gain (loss) on total investments	1.50		0.33		0.71	(0.74)	(2.64)	1.48	0.17

Total gain (loss) from investment operations	1.58		0.34		0.85	(0.62)	(2.46)	1.65	0.24

Less distributions from:
Net investment income	(0.13)		—		(0.12)	(0.13)	(0.16)	(0.17)	—
Net realized gains	—		—		—	—	(0.19)	(0.10)	—

Total distributions	(0.13)		—		(0.12)	(0.13)	(0.35)	(0.27)	—

Net asset value, end of period	$10.58		$9.13		$8.79	$8.06	$8.81	$11.62	$10.24

TOTAL RETURN	17.49	%(b)	3.87	%(b)	10.63%	(6.60)%	(21.71)%	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$263,982		$242,319		$251,201	$279,063	$13,487	$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.37	%(c)	0.33%	0.37%	0.33%	0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.34	%(c)	0.33%	0.33%	0.33%	0.33%	0.34	%(c)
Ratio of net investment income (loss) to average net assets	1.54	%(c)	0.90	%(c)	1.62%	1.66%	1.77%	1.54%	1.39	%(c)
Portfolio turnover rate	7	%(b)	0	%(b)	9%	11%	9%	16%	32%

46	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	4/30/11		10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.17		$8.83		$8.09	$8.83		$11.63	$10.25	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.01		0.14	0.14		0.19	0.18	0.08
Net realized and unrealized gain (loss) on total investments	1.51		0.33		0.72	(0.74)		(2.63)	1.47	0.17

Total gain (loss) from investment operations	1.59		0.34		0.86	(0.60)		(2.44)	1.65	0.25

Less distributions from:
Net investment income	(0.14)		—		(0.12)	(0.14)		(0.17)	(0.17)	—
Net realized gains	—		—		—	—		(0.19)	(0.10)	—

Total distributions	(0.14)		—		(0.12)	(0.14)		(0.36)	(0.27)	—

Net asset value, end of period	$10.62		$9.17		$8.83	$8.09		$8.83	$11.63	$10.25

TOTAL RETURN	17.50	%(b)	3.85	%(b)	10.71%	(6.46)%		(21.53)%	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$405,990		$348,162		$336,495	$312,098		$335,624	$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.31	%(c)	0.26%	0.49%		0.39%	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.28	%(c)	0.26%	0.27%		0.19%	0.22%	0.24	%(c)
Ratio of net investment income (loss) to average net assets	1.57	%(c)	0.96	%(c)	1.69%	2.13%		1.89%	1.62%	1.53	%(c)
Portfolio turnover rate	7	%(b)	0	%(b)	9%	11%		9%	16%	32%

	Premier Class

	4/30/11		10/31/10†		9/30/10	9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.03		$8.69		$7.97	$7.97

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.01		0.16	0.00	(e)
Net realized and unrealized gain (loss) on total investments	1.47		0.33		0.69	—

Total gain (loss) from investment operations	1.55		0.34		0.85	0.00	(e)

Less distributions from:
Net investment income	(0.15)		—		(0.13)	—
Net realized gains	—		—		—	—

Total distributions	(0.15)		—		(0.13)	—

Net asset value, end of period	$10.43		$9.03		$8.69	$7.97

TOTAL RETURN	17.39	%(b)	3.91	%(b)	10.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$12,165		$7,776		$4,812	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.22	%(c)	0.28	%(c)	0.24%	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22	%(c)	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income (loss) to average net assets	1.60	%(c)	1.00	%(c)	1.86%	0.00	%(c)
Portfolio turnover rate	7	%(b)	0	%(b)	9%	11%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	47

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10†		9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.51		$13.02		$12.06	$13.34		$17.54	$15.36	$14.08

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.01		0.25	0.26		0.33	0.31	0.27
Net realized and unrealized gain (loss) on total investments	2.03		0.48		0.95	(1.25)		(4.09)	2.17	1.22

Total gain (loss) from investment operations	2.17		0.49		1.20	(0.99)		(3.76)	2.48	1.49

Less distributions from:
Net investment income	(0.31)		—		(0.24)	(0.29)		(0.31)	(0.27)	(0.18)
Net realized gains	—		—		—	(0.00	)(e)	(0.13)	(0.03)	(0.03)

Total distributions	(0.31)		—		(0.24)	(0.29)		(0.44)	(0.30)	(0.21)

Net asset value, end of period	$15.37		$13.51		$13.02	$12.06		$13.34	$17.54	$15.36

TOTAL RETURN	16.29	%(b)	3.76	%(b)	10.07%	(6.88)%		(21.93)%	16.35%	10.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$889,089		$725,376		$740,600	$830,097		$851,272	$942,556	$783,876
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.15	%(c)	0.08%	0.11%		0.06%	0.07%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.09	%(c)	0.08%	0.09%		0.06%	0.07%	0.07%
Ratio of net investment income (loss) to average net assets	1.90	%(c)	1.26	%(c)	1.99%	2.50%		2.12%	1.88%	1.86%
Portfolio turnover rate	7	%(b)	0	%(b)	12%	5%		14%	18%	25%

	Retirement Class

	4/30/11		10/31/10†		9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.44		$12.95		$12.00	$13.27		$17.45	$15.29	$14.08

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.01		0.22	0.23		0.29	0.27	0.23
Net realized and unrealized gain (loss) on total investments	2.01		0.48		0.95	(1.23)		(4.07)	2.16	1.22

Total gain (loss) from investment operations	2.13		0.49		1.17	(1.00)		(3.78)	2.43	1.45

Less distributions from:
Net investment income	(0.27)		—		(0.22)	(0.27)		(0.27)	(0.24)	(0.21)
Net realized gains	—		—		—	(0.00	)(e)	(0.13)	(0.03)	(0.03)

Total distributions	(0.27)		—		(0.22)	(0.27)		(0.40)	(0.27)	(0.24)

Net asset value, end of period	$15.30		$13.44		$12.95	$12.00		$13.27	$17.45	$15.29

TOTAL RETURN	16.18	%(b)	3.71	%(b)	9.82%	(7.11)%		(22.11)%	16.05%	10.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$391,714		$338,947		$339,172	$303,619		$223,973	$231,854	$149,408
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.40	%(c)	0.33%	0.36%		0.31%	0.32%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.34	%(c)	0.33%	0.34%		0.31%	0.32%	0.37%
Ratio of net investment income (loss) to average net assets	1.64	%(c)	1.01	%(c)	1.74%	2.22%		1.87%	1.63%	1.56%
Portfolio turnover rate	7	%(b)	0	%(b)	12%	5%		14%	18%	25%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

48	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.49		$12.00		$10.69	$12.91	$15.94	$15.54	$15.68

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.01		0.14	0.13	0.22	0.23	0.17
Net realized and unrealized gain (loss) on total investments	2.85		0.48		1.26	(1.61)	(2.39)	1.63	1.26

Total gain (loss) from investment operations	2.93		0.49		1.40	(1.48)	(2.17)	1.86	1.43

Less distributions from:
Net investment income	(0.15)		—		(0.09)	(0.17)	(0.21)	(0.20)	(0.14)
Net realized gains	—		—		—	(0.57)	(0.65)	(1.26)	(1.43)

Total distributions	(0.15)		—		(0.09)	(0.74)	(0.86)	(1.46)	(1.57)

Net asset value, end of period	$15.27		$12.49		$12.00	$10.69	$12.91	$15.94	$15.54

TOTAL RETURN	23.64	%(b)	4.08	%(b)	13.25%	(9.81)%	(14.07)%	12.32%	9.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$496,657		$354,242		$316,168	$301,142	$147,458	$179,670	$181,852
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09	%(c)	0.18	%(c)	0.10%	0.17%	0.16%	0.22%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.09	%(c)	0.09%	0.08%	0.10%	0.08%	0.08%
Ratio of net investment income (loss) to average net assets	1.21	%(c)	0.79	%(c)	1.22%	1.42%	1.62%	1.41%	1.10%
Portfolio turnover rate	6	%(b)	0	%(b)	21%	36%	36%	69%	71%

	Retirement Class

	4/30/11		10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.51		$12.02		$10.71	$12.93	$15.98	$15.58	$15.65

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.01		0.11	0.10	0.18	0.20	0.13
Net realized and unrealized gain (loss) on total investments	2.84		0.48		1.28	(1.61)	(2.40)	1.64	1.27

Total gain (loss) from investment operations	2.91		0.49		1.39	(1.51)	(2.22)	1.84	1.40

Less distributions from:
Net investment income	(0.12)		—		(0.08)	(0.14)	(0.18)	(0.18)	(0.04)
Net realized gains	—		—		—	(0.57)	(0.65)	(1.26)	(1.43)

Total distributions	(0.12)		—		(0.08)	(0.71)	(0.83)	(1.44)	(1.47)

Net asset value, end of period	$15.30		$12.51		$12.02	$10.71	$12.93	$15.98	$15.58

TOTAL RETURN	23.40	%(b)	4.08	%(b)	13.07%	(10.06)%	(14.34)%	12.15%	9.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$462,827		$383,599		$386,480	$303,721	$69,134	$54,334	$28,500
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.43	%(c)	0.35%	0.42%	0.41%	0.48%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.34	%(c)	0.34%	0.33%	0.35%	0.33%	0.34%
Ratio of net investment income (loss) to average net assets	0.97	%(c)	0.54	%(c)	0.97%	1.06%	1.53%	1.23%	0.88%
Portfolio turnover rate	6	%(b)	0	%(b)	21%	36%	36%	69%	71%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	49

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.43		$15.82		$15.67	$16.09	$23.51	$19.33	$16.64

Gain from investment operations:
Net investment income (loss) (a)	0.25		0.01		0.44	0.42	0.72	0.55	0.47
Net realized and unrealized gain (loss) on total investments	1.82		0.60		0.05	(0.31)	(7.40)	4.20	2.64

Total gain (loss) from investment operations	2.07		0.61		0.49	0.11	(6.68)	4.75	3.11

Less distributions from:
Net investment income	(0.35)		—		(0.34)	(0.53)	(0.52)	(0.42)	(0.27)
Net realized gains	—		—		—	—	(0.23)	(0.15)	(0.15)

Total distributions	(0.35)		—		(0.34)	(0.53)	(0.75)	(0.57)	(0.42)

Redemption Fees	—		—		—	—	0.01	—	—

Net asset value, end of period	$18.15		$16.43		$15.82	$15.67	$16.09	$23.51	$19.33

TOTAL RETURN	12.83	%(b)	3.86	%(b)	3.14%	1.76%	(29.23)%	25.01%	19.02%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,699,618		$1,203,484		$1,001,071	$551,312	$411,451	$496,975	$359,561
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09	%(c)	0.15	%(c)	0.10%	0.16%	0.11%	0.16%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.15	%(c)	0.10%	0.15%	0.11%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets	2.93	%(c)	0.88	%(c)	2.88%	3.33%	3.51%	2.54%	2.58%
Portfolio turnover rate	3	%(b)	3	%(b)	11%	31%	45%	46%	43%

	Retirement Class

	4/30/11		10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.68		$16.06		$15.92	$16.32	$23.87	$19.64	$16.76

Gain from investment operations:
Net investment income (loss) (a)	0.23		0.01		0.39	0.40	0.70	0.56	0.48
Net realized and unrealized gain (loss) on total investments	1.84		0.61		0.06	(0.30)	(7.54)	4.22	2.63

Total gain (loss) from investment operations	2.07		0.62		0.45	0.10	(6.84)	4.78	3.11

Less distributions from:
Net investment income	(0.30)		—		(0.31)	(0.50)	(0.49)	(0.40)	(0.08)
Net realized gains	—		—		—	—	(0.23)	(0.15)	(0.15)

Total distributions	(0.30)		—		(0.31)	(0.50)	(0.72)	(0.55)	(0.23)

Redemption Fees	—		—		—	—	0.01	—	—

Net asset value, end of period	$18.45		$16.68		$16.06	$15.92	$16.32	$23.87	$19.64

TOTAL RETURN	12.65	%(b)	3.86	%(b)	2.85%	1.57%	(29.44)%	24.75%	18.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$888,010		$783,583		$801,279	$692,158	$414,882	$297,164	$82,537
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.40	%(c)	0.35%	0.41%	0.35%	0.42%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.40	%(c)	0.35%	0.40%	0.35%	0.34%	0.41%
Ratio of net investment income (loss) to average net assets	2.66	%(c)	0.62	%(c)	2.55%	3.08%	3.39%	2.51%	2.56%
Portfolio turnover rate	3	%(b)	3	%(b)	11%	31%	45%	46%	43%

50	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	4/30/11		10/31/10†		9/30/10	9/30/09*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.41		$15.80		$15.67	$15.67

Gain from investment operations:
Net investment income (loss) (a)	0.24		0.01		0.48	0.00	(e)
Net realized and unrealized gain (loss) on total investments	1.81		0.60		(0.02)	—

Total gain (loss) from investment operations	2.05		0.61		0.46	0.00	(e)

Less distributions from:
Net investment income	(0.34)		—		(0.33)	—
Net realized gains	—		—		—	—

Total distributions	(0.34)		—		(0.33)	—

Net asset value, end of period	$18.12		$16.41		$15.80	$15.67

TOTAL RETURN	12.72	%(b)	3.86	%(b)	2.97%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$85,588		$60,259		$39,623	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.24	%(c)	0.30	%(c)	0.25%	220.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24	%(c)	0.30	%(c)	0.25%	0.30	%(c)
Ratio of net investment income (loss) to average net assets	2.84	%(c)	0.73	%(c)	3.24%	0.00	%(c)
Portfolio turnover rate	3	%(b)	3	%(b)	11%	31%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations.

The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	51

FINANCIAL HIGHLIGHTS	continued

EMERGING MARKETS EQUITY INDEX FUND ▪ FOR THE PERIOD ENDED

	Institutional Class

	4/30/11		10/31/10‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.33		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.03
Net realized and unrealized gain (loss) on total investments	1.02		1.30

Total gain (loss) from investment operations	1.10		1.33

Less distributions from:
Net investment income	(0.02)		—
Net realized gains	(0.01)		—

Total distributions	(0.03)		—

Net asset value, end of period	$12.40		$11.33

TOTAL RETURN	9.76	%(b)	13.30	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$155,825		$109,910
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	1.30	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.43	%(c)	1.37	%(c)
Portfolio turnover rate	18	%(b)	2	%(b)

	Retirement Class

	4/30/11		10/31/10‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.33		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.02
Net realized and unrealized gain (loss) on total investments	0.99		1.31

Total gain (loss) from investment operations	1.08		1.33

Less distributions from:
Net investment income	(0.01)		—
Net realized gains	(0.01)		—

Total distributions	(0.02)		—

Net asset value, end of period	$12.39		$11.33

TOTAL RETURN	9.58	%(b)	13.30	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$6,094		$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.76	%(c)	2.27	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50	%(c)
Ratio of net investment income (loss) to average net assets	1.57	%(c)	1.12	%(c)
Portfolio turnover rate	18	%(b)	2	%(b)

52	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

EMERGING MARKETS EQUITY INDEX FUND ▪ FOR THE PERIOD ENDED

	Retail Class

	4/30/11		10/31/10‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.32		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.02
Net realized and unrealized gain (loss) on total investments	1.01		1.30

Total gain (loss) from investment operations	1.08		1.32

Less distributions from:
Net investment income	(0.01)		—
Net realized gains	(0.01)		—

Total distributions	(0.02)		—

Net asset value, end of period	$12.38		$11.32

TOTAL RETURN	9.57	%(b)	13.20	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$5,149		$1,776
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87	%(c)	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.64	%(c)
Ratio of net investment income (loss) to average net assets	1.15	%(c)	0.89	%(c)
Portfolio turnover rate	18	%(b)	2	%(b)

	Premier Class

	4/30/11		10/31/10‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.33		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.02
Net realized and unrealized gain (loss) on total investments	1.03		1.31

Total gain (loss) from investment operations	1.10		1.33

Less distributions from:
Net investment income	(0.02)		—
Net realized gains	(0.01)		—

Total distributions	(0.03)		—

Net asset value, end of period	$12.40		$11.33

TOTAL RETURN	9.70	%(b)	13.30	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,282		$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.23	%(c)	1.22	%(c)
Portfolio turnover rate	18	%(b)	2	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

‡	The Fund commenced operations on August 31, 2010.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and the Emerging Markets Equity Index Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

54	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2011, there were no significant transfers between levels by the Funds.

As of April 30, 2011, 100% of the value of investments in the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund were valued based on Level 1 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of April 30, 2011:

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1	Level 2	Level 3	Total

International Equity Index
Australia	$—	$229,408,995	$—	$229,408,995
France	—	256,313,886	—	256,313,886
Germany	—	233,698,477	—	233,698,477
Hong Kong	—	67,254,323	—	67,254,323
Italy	—	74,766,343	—	74,766,343
Japan	—	504,959,599	—	504,959,599
Netherlands	—	123,462,720	—	123,462,720
Spain	—	94,544,949	—	94,544,949
Sweden	—	83,800,398	—	83,800,398
Switzerland	—	206,817,849	—	206,817,849
United Kingdom	—	504,354,356	—	504,354,356
Other*	28,034,202	229,163,273	—	257,197,475
Futures**	337,913	—	—	337,913

Total	$28,372,115	$2,608,545,168	$—	$2,636,917,283

Emerging Markets Equity Index
Brazil	$—	$24,706,817	$—	$24,706,817
China	—	25,438,188	—	25,438,188
India	—	11,282,425	—	11,282,425
Indonesia	—	3,820,330	—	3,820,330
Korea*	151,840	23,625,661	—	23,777,501
Malaysia	—	4,521,558	—	4,521,558
Mexico	321,257	7,060,508	—	7,381,765
Russia*	705,815	10,477,746	—	11,183,561
South Africa	—	12,192,912	—	12,192,912
Taiwan	—	18,100,599	—	18,100,599
United States	8,709,100	—	—	8,709,100
Other*	511,900	15,997,908	—	16,509,808

Total	$10,399,912	$157,224,652	$—	$167,624,564

*	Includes American Depositary Receipts in Level 1.

**	Futures contracts are derivatives instruments not reflected in the schedule of investments. They are valued at the unrealized appreciation (depreciation) on the instrument.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended April 30, 2011, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the Equity Index Fund, the S&P 500 Index Fund, and the International Equity Index Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The Small-Cap Blend Index Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

At April 30, 2011, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/(Loss)

Large-Cap Value	CME E-Mini
Index	S&P 500 Index	47	$3,195,295	June 2011	$45,927

Equity Index	CME E-Mini
	S&P 500 Index	15	1,019,775	June 2011	17,254

S&P 500 Index	CME E-Mini
	S&P 500 Index	50	3,399,250	June 2011	59,675

Small-Cap Blend	Russell 2000
Index	Mini Index	70	6,047,300	June 2011	144,860

International	MSCI EAFE E-Mini
Equity Index	Index	152	13,658,720	June 2011	337,913

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain

56	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Emerging Markets Equity Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Index Fund have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Emerging Markets Equity Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Index Fund, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of April 30, 2011, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee – Effective Rate	Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Large-Cap Growth Index	0.04%	0.25%	—%	—%	0.09%	0.34%	—%	—%
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.34	—	—
Equity Index	0.04	0.25	0.25	0.15	0.09	0.34	0.48	0.24
S&P 500 Index	0.04	0.25	—	—	0.09	0.34	—	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.34	—	—
International Equity Index	0.04	0.25	—	0.15	0.15	0.40	—	0.30
Emerging Markets Equity Index	0.14	0.25	0.25	0.15	0.25	0.50	0.64	0.40

‡

Maximum expense amounts reflect all expenses, including investment management fees. The expense reimbursement arrangements will continue through at least February 29, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Funds, TIAA, an affiliate, invested in the Funds. In addition, certain TIAA-CREF Funds and affiliates make investments in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates as of April 30, 2011:

Fund	TIAA	Lifecycle Index Funds	TIAA Access	Total

Large-Cap Growth Index	—%	—%	3%	3%
Large-Cap Value Index	—	—	3	3
Equity Index Fund	—	18	1	19
S&P 500 Index	—	—	2	2
Small-Cap Blend Index	—	—	8	8
International Equity Index	—	4	3	7
Emerging Markets Equity Index	71	22	—	93

Note 5—investments

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is priced daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. During the period ended April 30, 2011, the Emerging Markets Equity Index Fund was a party to an equity-linked note in order to gain exposure to certain equity markets. As of April 30, 2011, the Fund no longer owns the equity-linked note.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

At April 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation	)

Large-Cap Growth
Index	$608,862,724	$185,780,937	$(15,788,608)	$169,992,329
Large-Cap Value Index	825,687,330	119,337,107	(85,534,073)	33,803,034
Equity Index	1,928,134,100	596,919,352	(119,298,373)	477,620,979
S&P 500 Index	1,172,130,762	247,076,667	(145,472,390)	101,604,277
Small-Cap Blend Index	761,001,312	264,211,004	(73,368,973)	190,842,031
International Equity
Index	2,363,659,375	417,894,302	(144,974,307)	272,919,995
Emerging Markets Equity
Index	141,157,827	28,302,932	(1,836,195)	26,466,737

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended April 30, 2011 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	Government	Government	Government	Government
Fund	Purchases	Purchases	Sales	Sales

Large-Cap Growth Index	$74,522,257	$—	$28,448,731	$—
Large-Cap Value Index	98,371,105	—	30,315,458	—
Equity Index	165,192,474	—	158,319,726	—
S&P 500 Index	132,512,457	—	81,938,860	—
Small-Cap Blend Index	92,743,466	—	47,688,783	—
International Equity
Index	416,798,935	—	79,454,845	—
Emerging Markets
Equity Index	64,327,451	—	24,026,248	—

Note 6—distributions to shareholders and other tax items

There were no distributions paid during the period ended October 31, 2010. The tax character of distributions paid to shareholders during the year ended September 30, 2010 was as follows:

	2010

Fund	Ordinary Income	Long-Term Capital Gains	Total

Large-Cap Growth Index	$6,377,675	$—	$6,377,675
Large-Cap Value Index	10,801,063	—	10,801,063
Equity Index	23,368,542	—	23,368,542
S&P 500 Index	21,693,120	—	21,693,120
Small-Cap Blend Index	4,858,574	—	4,858,574
International Equity Index	28,292,148	—	28,292,148

The tax character of the fiscal year 2011 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund and the International Equity Index Fund have investments in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds, except the Emerging Markets Equity Index Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2011, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

58	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD RENEWAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR CERTAIN SERIES OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust’s series.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each series of the Trust will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to each series covered by this Report (the “Funds”) using its previously-established process. (However, the Board did not consider the renewal of the Agreement as it relates to the Emerging Markets Equity Index Fund because the Agreement had been in effect for this series for less than one year and it has an initial duration of two years.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group and/or that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	59

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds, or that, in the case of a Fund that had underperformed its benchmark or peer group/universe for an extended period of time, TAI represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four-, five- and ten-year and since inception periods (as applicable). The Board considered each Fund’s performance as compared to its peer group, peer universe and benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses as compared to the Fund’s benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of many Funds. Despite these circumstances, the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its

60	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

benchmark or peer group of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2010 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI had incurred losses with respect to the Funds under the Agreement and that there was no current expectation for TAI to earn a profit on the Funds in the foreseeable future.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to the Funds in 2010. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

FUND-BY-FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (except where otherwise noted), which generally is the largest share class in terms of assets of each Fund. Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	61

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

is the lowest rating category. Statements below regarding a Fund’s “aggregate fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2010 under the Agreement.

LARGE-CAP GROWTH INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s management fees and total expenses ranked in the 1st and 2nd quintiles of its Expense Universe, respectively.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.
•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 1000® Growth Index, was -3, +2 and +3 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st and 4th quintiles, respectively, of its Expense Universe.
•

For the one- and four-year periods, the Fund was in the 1st and 4th quintiles, respectively, of its Performance Universe. For the two-, three- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 1000® Value Index, was +8, +7 and +8 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

EQUITY INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st and 3rd quintiles, respectively of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.
•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +5, +10 and +9 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe. The Fund’s total expenses were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.

•

For the two-year period, the Fund was in the 3rd quintile of its Performance Universe and for the one-, three-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the S&P 500® Index, was +5, +8 and +7 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SMALL-CAP BLEND INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe. The Fund’s total expenses were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.

•

For the one- and two-year periods, the Fund was in the 2nd and 4th quintiles of its Performance Universe, respectively, and for the three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 2000® Index, was -2, +9 and +12 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY INDEX FUND
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund’s management fees are in the 3rd and 2nd quintiles of its Expense Group and Expense Universe, respectively, and its total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe. For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.
•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the MSCI EAFE Index, was +7, +21 and +19 basis points, respectively.

62	2011 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

•	The Fund received an Overall Morningstar Rating of 3 stars during the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Semiannual Report	63

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.3%
104,481	*	Visteon Corp	$7,045,154

		TOTAL AUTOMOBILES & COMPONENTS	7,045,154

BANKS - 3.9%
145,396	*	CIT Group, Inc	6,173,514
146,258	*	First Republic Bank	4,585,188
279,962		PNC Financial Services Group, Inc	17,452,831
442,506		US Bancorp	11,425,505
1,446,677		Wells Fargo & Co	42,112,768
317,416		Zions Bancorporation	7,760,821

		TOTAL BANKS	89,510,627

CAPITAL GOODS - 8.7%
97,436		Ametek, Inc	4,485,953
68,083	*	Babcock & Wilcox Co	2,138,487
172,237		Caterpillar, Inc	19,877,873
		Changsha Zoomlion Heavy Industry Science and Technology
1,147,300	*	Development Co Ltd	3,043,216
83,921		Cummins, Inc	10,085,626
212,027		Dover Corp	14,426,317
230,921		Eaton Corp	12,361,201
391,780	*	FIAT Industrial S.p.A.	5,820,259
1,854,853		General Electric Co	37,931,744
198,389		Goodrich Corp	17,531,636
107,824		Harsco Corp	3,838,534
445,138		Honeywell International, Inc	27,255,799
121,602		KBR, Inc	4,665,869
166,157		Paccar, Inc	8,824,598
95,273		Precision Castparts Corp	14,721,584
234,218		Textron, Inc	6,113,090
84,090		TransDigm Group, Inc	7,004,697

		TOTAL CAPITAL GOODS	200,126,483

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
86,042		Manpower, Inc	5,700,283
191,510	*	Stericycle, Inc	17,481,033

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,181,316

CONSUMER DURABLES & APPAREL - 2.9%
137,119	*	Deckers Outdoor Corp	11,635,919
684,876		DR Horton, Inc	8,519,857
62,730	*	Fossil, Inc	6,008,279
334,063		Jarden Corp	12,156,553
402,417		Newell Rubbermaid, Inc	7,670,068

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

150,837		Stanley Works	$10,958,308
126,295	*	Tempur-Pedic International, Inc	7,928,800

		TOTAL CONSUMER DURABLES & APPAREL	64,877,784

CONSUMER SERVICES - 1.7%
23,909	*	Chipotle Mexican Grill, Inc (Class A)	6,378,682
206,848		Darden Restaurants, Inc	9,715,651
436,948	*	Orient-Express Hotels Ltd (Class A)	5,361,352
459,874		Starbucks Corp	16,642,840

		TOTAL CONSUMER SERVICES	38,098,525

DIVERSIFIED FINANCIALS - 7.2%
704,234		Blackstone Group LP	13,338,192
6,237,969	*	Citigroup, Inc	28,632,278
54,158		CME Group, Inc	16,018,312
488,176		Discover Financial Services	12,126,292
401,453	*	E*Trade Financial Corp	6,519,597
124,316		Goldman Sachs Group, Inc	18,772,959
1,029,425		JPMorgan Chase & Co	46,972,662
237,166		Lazard Ltd (Class A)	9,723,806
348,365		Moody’s Corp	13,635,006

		TOTAL DIVERSIFIED FINANCIALS	165,739,104

ENERGY - 11.5%
260,419		Anadarko Petroleum Corp	20,557,476
174,897		Baker Hughes, Inc	13,538,777
91,076		BG Group plc	2,345,352
196,269		Cenovus Energy, Inc	7,536,730
107,517		Chevron Corp	11,766,660
68,855	*	Concho Resources, Inc	7,357,157
518,116		El Paso Corp	10,056,632
84,949		Ensco International plc (ADR)	5,064,659
1,083,590		Exxon Mobil Corp	95,355,920
123,342	*	Forest Oil Corp	4,429,211
423,692		Halliburton Co	21,387,972
280,347		Marathon Oil Corp	15,149,952
49,459		National Oilwell Varco, Inc	3,793,011
278,713		Occidental Petroleum Corp	31,854,109
133,536		Petroleo Brasileiro S.A. (ADR)	4,984,899
46,389		Saipem S.p.A.	2,634,859
48,315		Suncor Energy, Inc (NY)	2,224,423
114,233		Valero Energy Corp	3,232,794

		TOTAL ENERGY	263,270,593

FOOD & STAPLES RETAILING - 1.3%
161,871		Costco Wholesale Corp	13,098,601
149,540	*	United Natural Foods, Inc	6,383,863
172,789		Whole Foods Market, Inc	10,844,238

		TOTAL FOOD & STAPLES RETAILING	30,326,702

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

FOOD BEVERAGE & TOBACCO - 6.5%
687,497		Coca-Cola Co	$46,378,547
126,776		Corn Products International, Inc	6,985,358
155,394		Groupe Danone	11,377,372
153,346	*	Hansen Natural Corp	10,143,838
201,326		Hershey Co	11,618,523
126,850		InBev NV	8,095,301
136,737		Lorillard, Inc	14,562,491
551,200		Philip Morris International, Inc	38,275,328
32,549		Remy Cointreau S.A.	2,681,077

		TOTAL FOOD BEVERAGE & TOBACCO	150,117,835

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
341,289		Cardinal Health, Inc	14,910,916
77,088	*	Cerner Corp	9,264,436
67,600		Cooper Cos, Inc	5,063,240
205,920	*	Coventry Health Care, Inc	6,645,038
88,757	*	Edwards Lifesciences Corp	7,664,167
178,032	*	Express Scripts, Inc	10,101,536
213,340	*	HCA Holdings, Inc	6,997,552
419,108	*	Hologic, Inc	9,228,758
165,801	*	Humana, Inc	12,620,772
470,104		UnitedHealth Group, Inc	23,143,221

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	105,639,636

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
152,919		Estee Lauder Cos (Class A)	14,833,143
76,395		Herbalife Ltd	6,858,743
149,098		Nu Skin Enterprises, Inc (Class A)	4,784,555
390,540		Procter & Gamble Co	25,346,046

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	51,822,487

INSURANCE - 2.2%
311,185		ACE Ltd	20,927,191
146,322		Metlife, Inc	6,846,406
339,243		Prudential Financial, Inc	21,514,792

		TOTAL INSURANCE	49,288,389

MATERIALS - 3.9%
180,076		Barrick Gold Corp	9,185,676
246,337		Christian Hansen Holding	5,617,745
401,012		Dow Chemical Co	16,437,481
241,928		Du Pont (E.I.) de Nemours & Co	13,739,091
112,267		Eastman Chemical Co	12,040,636
131,652		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,244,810
334,883		Huntsman Corp	6,982,311
518,464	*	Louisiana-Pacific Corp	4,821,715
135,198		Potash Corp of Saskatchewan	7,622,463
200		Sherwin-Williams Co	16,458
45,491		Walter Energy, Inc	6,287,766

		TOTAL MATERIALS	89,996,152

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MEDIA - 2.8%
530,824		Comcast Corp (Class A)	$13,928,822
225,200		Scripps Networks Interactive (Class A)	11,579,784
438,170		Viacom, Inc (Class B)	22,416,777
379,733		Walt Disney Co	16,366,492

		TOTAL MEDIA	64,291,875

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
138,920		Allergan, Inc	11,052,475
312,249		Biovail Corp	16,433,665
692,924		Bristol-Myers Squibb Co	19,471,164
179,117	*	Gilead Sciences, Inc	6,956,904
282,718	*	Human Genome Sciences, Inc	8,331,699
47,513	*	Mettler-Toledo International, Inc	8,903,936
607,096	*	Mylan Laboratories, Inc	15,128,832
117,760		Novartis AG.	6,983,188
54,024		Novo Nordisk AS (Class B)	6,839,073
2,268,834		Pfizer, Inc	47,554,761
90,699	*	Pharmasset, Inc	9,203,228
22,792	*	Sagent Pharmaceuticals	465,185
287,960		Shire Ltd	8,936,125
152,098	*	United Therapeutics Corp	10,184,482
462,866		Warner Chilcott plc	10,669,061
321,653	*	Watson Pharmaceuticals, Inc	19,948,919

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	207,062,697

RETAILING - 3.6%
78,892		Abercrombie & Fitch Co (Class A)	5,585,554
46,733	*	Amazon.com, Inc	9,183,035
347,000		Foot Locker, Inc	7,467,440
262,813	*	GameStop Corp (Class A)	6,749,038
605,226		Home Depot, Inc	22,478,093
181	*	L’ Occitane International S.A.	434
435,692		Macy’s, Inc	10,417,396
1,120,983	*	New Carphone Warehouse plc	7,447,605
102,159		Tiffany & Co	7,093,921
90,222		Tractor Supply Co	5,582,035

		TOTAL RETAILING	82,004,551

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
950,621		ARM Holdings plc	9,852,731
1,023,595		Intel Corp	23,737,168
648,035	*	Micron Technology, Inc	7,316,315
667,967	*	ON Semiconductor Corp	7,020,333
434,569	*	Skyworks Solutions, Inc	13,671,541

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	61,598,088

SOFTWARE & SERVICES - 9.1%
104,061	*	Akamai Technologies, Inc	3,583,861
259,697	*	Amdocs Ltd	7,985,683
165,541	*	BMC Software, Inc	8,315,124
232,446	*	Electronic Arts, Inc	4,690,760

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

63,663	*	Google, Inc (Class A)	$34,639,038
105,367		International Business Machines Corp	17,973,502
32,754		Mastercard, Inc (Class A)	9,036,501
87,555	*	Micros Systems, Inc	4,554,611
844,184		Microsoft Corp	21,965,668
24,780	*	MicroStrategy, Inc (Class A)	3,501,414
978,586		Oracle Corp	35,278,025
43,632	*	Sina Corp	5,879,412
1,008,014	*	Symantec Corp	19,807,475
187,273	*	Teradata Corp	10,472,306
137,047	*	VeriFone Holdings, Inc	7,512,917
22,585	*	VMware, Inc (Class A)	2,155,287
554,899	*	Yahoo!, Inc	9,849,457

		TOTAL SOFTWARE & SERVICES	207,201,041

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
199,405	*	Apple, Inc	69,438,802
690,242		Cisco Systems, Inc	12,120,650
369,812	*	EMC Corp	10,480,472
219,491		Hewlett-Packard Co	8,860,852
726,135	*	JDS Uniphase Corp	15,132,653
155,828	*	Polycom, Inc	9,323,189
597,486		Qualcomm, Inc	33,961,104
100,356	*	SanDisk Corp	4,931,494
128,432	*	Western Digital Corp	5,111,594

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	169,360,810

TELECOMMUNICATION SERVICES - 2.7%
186,921	*	American Tower Corp (Class A)	9,777,838
365,659		CenturyTel, Inc	14,911,574
902,190		Verizon Communications, Inc	34,084,738
514,556	*	Vonage Holdings Corp	2,655,109

		TOTAL TELECOMMUNICATION SERVICES	61,429,259

TRANSPORTATION - 2.6%
169,715		Con-Way, Inc	6,605,308
1,266,643	*	JetBlue Airways Corp	7,169,199
254,736	*	Kansas City Southern Industries, Inc	14,802,709
414,689		United Parcel Service, Inc (Class B)	31,089,234

		TOTAL TRANSPORTATION	59,666,450

UTILITIES - 0.8%
867		FirstEnergy Corp	34,645
82,419		ITC Holdings Corp	5,845,980
640,823		NV Energy, Inc	9,734,102
114,803		PPL Corp	3,149,046

		TOTAL UTILITIES	18,763,773

		TOTAL COMMON STOCKS	2,260,419,331

		(Cost $1,875,492,973)

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 98.7%	$2,260,419,331
		(Cost $1,875,492,973)
		OTHER ASSETS & LIABILITIES, NET - 1.3%	29,917,438

		NET ASSETS - 100.0%	$2,290,336,769

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.1%

CHINA - 3.6%
46,257,000 *	Agricultural Bank of China	$27,391,190
14,110,032	Asian Citrus Holdings Ltd	16,091,074
	Changsha Zoomlion Heavy Industry Science and
23,904,436 *	Technology Development Co Ltd	63,406,584

	TOTAL CHINA	106,888,848

FINLAND - 1.6%
1,393,839	Fortum Oyj	47,988,079

	TOTAL FINLAND	47,988,079

FRANCE - 4.7%
550,433	BNP Paribas	43,514,172
1,187,075	Compagnie de Saint-Gobain	81,907,697
307,030 *	Peugeot S.A.	13,933,928
9,377	Societe Generale	626,644

	TOTAL FRANCE	139,982,441

GERMANY - 24.2%
2,675,324	Bayer AG.	234,878,818
442,013	Deutsche Boerse AG.	36,695,361
2,123,155	Henkel KGaA (Preference)	144,745,651
2,640,013	Lanxess AG.	241,546,071
542,101	Rheinmetall AG.	48,598,341

	TOTAL GERMANY	706,464,242

HONG KONG - 4.3%
22,390,759	Li & Fung Ltd	114,593,190
11,428,000	Trinity Ltd	12,369,558

	TOTAL HONG KONG	126,962,748

INDIA - 3.2%
2,729,377	Crompton Greaves Ltd	15,587,619
1,471,891	HDFC Bank Ltd	76,421,083

	TOTAL INDIA	92,008,702

IRELAND - 0.6%
1,314,564 *	Smurfit Kappa Group plc	17,896,378

	TOTAL IRELAND	17,896,378

ITALY - 0.7%
387,098	Saipem S.p.A.	21,986,866

	TOTAL ITALY	21,986,866

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 15.8%
1,027,700		Aeon Credit Service Co Ltd	$13,935,139
45,000		Canon, Inc	2,119,165
17,700		Daikin Industries Ltd	563,796
32,108		Denso Corp	1,074,540
12,050	*	Fanuc Ltd	2,017,162
6,979,000		Hitachi Ltd	37,880,113
1,247,500		JTEKT Corp	16,205,339
91,097		Kao Corp	2,280,388
67,530		Komatsu Ltd	2,381,066
84,607		Mitsubishi Corp	2,295,191
657,984		Mitsubishi Electric Corp	7,325,525
3,654,000		Mitsubishi Heavy Industries Ltd	17,460,082
3,255,947		Mitsubishi UFJ Financial Group, Inc	15,627,202
164,940		Mitsubishi UFJ Lease & Finance Co Ltd	6,593,570
68,000		Mitsui Trust Holdings, Inc	234,106
5,563,000		Nippon Electric Glass Co Ltd	84,227,543
153,647	*	Nomura Holdings, Inc	784,911
3,197,000		NTN Corp	15,352,303
67,765	*	ORIX Corp	6,657,579
1,744,500		Shin-Etsu Chemical Co Ltd	90,754,652
61,050	*	Sony Corp	1,723,775
192,450		Sumitomo Corp	2,654,815
249,500		Sumitomo Metal Industries Ltd	527,812
37,000		Sumitomo Metal Mining Co Ltd	660,656
175,147		Sumitomo Mitsui Financial Group, Inc	5,440,393
25,000		Suruga Bank Ltd	208,667
15,345,000		Teijin Ltd	73,540,338
687,400		THK Co Ltd	17,669,046
1,683,300		Ushio, Inc	34,274,493

		TOTAL JAPAN	462,469,367

MACAU - 3.5%
36,510,991	*	Sands China Ltd	102,591,529

		TOTAL MACAU	102,591,529

NETHERLANDS - 0.1%
47,798		Royal Dutch Shell plc (A Shares)	1,861,811

		TOTAL NETHERLANDS	1,861,811

SWEDEN - 6.1%
2,005,052		Assa Abloy AB (Class B)	60,232,120
3,853,503		SKF AB (B Shares)	121,665,865

		TOTAL SWEDEN	181,897,985

SWITZERLAND - 14.2%
1,837,516		Adecco S.A.	131,317,862
84,467		Bellevue Group AG.	2,665,837
111,155		Burckhardt Compression Holding AG.	35,733,758
74,259		Givaudan S.A.	82,627,603
429,806		Holcim Ltd	37,449,866
859,428	a	Tecan Group AG.	71,536,203

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

2,825,339	*	UBS AG. (Switzerland)	$56,542,281

		TOTAL SWITZERLAND	417,873,410

TAIWAN - 1.1%
8,245,000		Formosa Plastics Corp	33,764,437

		TOTAL TAIWAN	33,764,437

UNITED KINGDOM - 15.4%
12,296,199		ICAP plc	106,698,405
925,092		Pearson plc	17,730,198
3,330,508		Reckitt Benckiser Group plc	185,333,023
104,381		Rio Tinto plc	7,616,187
5,123,720		Smiths Group plc	114,247,941
855,963		Tullow Oil plc	20,537,291

		TOTAL UNITED KINGDOM	452,163,045

		TOTAL COMMON STOCKS	2,912,799,888

		(Cost $2,441,218,464)

		TOTAL INVESTMENTS - 99.1%	2,912,799,888
		(Cost $2,441,218,464)
		OTHER ASSETS & LIABILITIES, NET - 0.9%	24,005,210

		NET ASSETS - 100.0%	$2,936,805,098

		Abbreviation(s):

	*	Non-income producing.
	a	Affiliated holding.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2011

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$790,896,605	26.9%
MATERIALS	586,384,000	20.0
FINANCIALS	400,036,540	13.6
CONSUMER STAPLES	348,450,136	11.9
HEALTH CARE	306,415,021	10.4
CONSUMER DISCRETIONARY	264,016,718	9.0
INFORMATION TECHNOLOGY	124,226,821	4.2
UTILITIES	47,988,079	1.6
ENERGY	44,385,968	1.5
OTHER ASSETS & LIABILITIES, NET	24,005,210	0.9

NET ASSETS	$2,936,805,098	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

PRINCIPAL			RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.00%

INDIA - 0.00%
$312,300		Dr Reddys Laboratories Ltd	9.250%	03/24/14	$350

		TOTAL INDIA			350

		TOTAL CORPORATE BONDS			350

		(Cost $0)

SHARES		COMPANY			VALUE

COMMON STOCKS - 97.7%

ARGENTINA - 0.1%
6,867		Banco Macro S.A. (ADR) (Class B)			254,010

		TOTAL ARGENTINA			254,010

AUSTRALIA - 0.6%
28,036	*	Aston Resources Pty Ltd			291,937
243,405	*	Dart Energy Ltd			202,003
55,319	*	DART ENERGY Ltd			45,910
20,680		Iluka Resources Ltd			284,546
34,095	*	Karoon Gas Australia Ltd			247,940
21,273		Kingsgate Consolidated Ltd			181,437
6,700		Newcrest Mining Ltd			305,151
340,051	*	Pan Australian Resources Ltd			289,466
24,186	*	Sandfire Resources NL			190,352

		TOTAL AUSTRALIA			2,038,742

BRAZIL - 13.2%
54,300		Aliansce Shopping Centers S.A.			483,219
18,000		Amil Participacoes S.A.			221,396
115,324		Banco Bradesco S.A.(Pref)			2,302,522
62,200		Banco do Brasil S.A.			1,146,185
33,600		Banco do Estado do Rio Grande do Sul			403,661
117,300		Banco Itau Holding Financeira S.A.			2,766,228
146,000		BM&FBOVESPA S.A.			1,096,021
79,300		BR Malls Participacoes S.A.			834,737
17,648		BR Properties S.A.			212,018
10,400		Bradespar S.A.			269,057
31,100	*	Braskem S.A.			452,702

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

500	*	Brazil Insurance Participco	$629,291
20,900		CCR SA	650,967
6,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	293,669
34	*	Cia Brasileira de Distributicao Grupo Pao de Acucar (RCT)	1,513
9,500		Cia de Saneamento Basico do Estado de Sao Paulo	275,181
28,800		Cia Energetica de Minas Gerais	589,474
11,100		Cia Energetica de Sao Paulo (Class B)	214,775
28,300		Cia Hering	612,519
23,500		Cosan SA Industria e Comercio	361,493
21,800		Diagnosticos da America S.A.	291,692
31,400		Drogasil S.A.	225,540
51,000		EcoRodovias Infraestrutura e Logistica S.A.	448,989
66,400		Empresa Brasileira de Aeronautica S.A.	521,678
14,900		Estacio Participacoes S.A.	217,836
39,600		Fertilizantes Fosfatados S.A.	411,304
12,600		Fleury S.A.	187,815
24,800		Gol Linhas Aereas Inteligentes S.A.	343,656
11,400	*	Hypermarcas S.A.	152,899
27,300		Localiza Rent A Car	468,535
21,300		Lojas Americanas S.A.	189,550
16,400		Lojas Renner S.A.	605,149
73,600	*	Magazine Luiza S.A.	748,538
12,900		Metalurgica Gerdau S.A.	188,023
41,400		Mills Estruturas e Servicos de	565,789
35,700	*	MMX Mineracao e Metalicos S.A.	229,649
7,900		Multiplan Empreendimentos Imobiliarios S.A.	164,458
15,400		Natura Cosmeticos S.A.	433,651
161,700		PDG Realty S.A.	949,725
44,400		Perdigao S.A.	889,862
522,945		Petroleo Brasileiro S.A.	9,603,280
22,200		Porto Seguro S.A.	373,951
470,500		PT International Nickel Indonesia Tbk	274,427
20,207	*	QGEP Participacoes S.A.	276,157
20,600		Santos Brasil Participacoes S.A.	394,794
51,300		Satipel Industrial S.A.	530,217
16,500		SLC Agricola S.A.	207,666
37,600		Souza Cruz S.A.	422,797
100,087	*	T4F Entretenimento S.A.	954,300
13,500		Tam S.A. (Preference)	277,174
34,600		Tele Norte Leste Participacoes S.A. (Preference)	577,766
43,400		Tim Participacoes S.A.	199,179
20,500		Totvus S.A.	390,923
8,600		Tractebel Energia S.A.	150,659
21,000		Ultrapar Participacoes S.A.	366,419
165,500		Vale S.A.	5,448,286

		TOTAL BRAZIL	42,498,961

CAMBODIA - 0.1%
1,038,000		NagaCorp Ltd	247,635

		TOTAL CAMBODIA	247,635

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CANADA - 0.2%
2,277		Niko Resources Ltd	$192,407
10,137		Petrominerales Ltd	387,952

		TOTAL CANADA	580,359

CHILE - 1.0%
162,078		AES Gener S.A.	98,912
4,649		CAP S.A.	249,892
87,039		Centros Comerciales Sudamericanos S.A.	685,235
132,466		Empresa Nacional de Electricidad S.A.	250,288
5,889		Empresa Nacional de Telecomunicaciones S.A.	119,583
24,549		Empresas COPEC S.A.	476,052
511,161		Enersis S.A.	218,308
6,259		Lan Airlines S.A.	176,046
10,436		SACI Falabella	113,891
11,480		Sociedad Quimica y Minera de Chile S.A. (Class B)	693,113
24,763		Vina Concha Y Toro S.A.	61,578

		TOTAL CHILE	3,142,898

CHINA - 15.1%
286,000		Agile Property Holdings Ltd	466,486
1,712,000	*	Agricultural Bank of China	1,013,765
626,000		Air China Ltd	636,097
177,000		Ajisen China Holdings Ltd	353,640
100,000		Angang New Steel Co Ltd	128,815
240,000		Anhui Conch Cement Co Ltd	1,137,906
3,312	*	Baidu, Inc (ADR)	491,898
3,505,000		Bank of China Ltd	1,939,959
643,000		Bank of Communications Co Ltd	682,659
454,400	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,205,297
522,000		China BlueChemical Ltd	425,370
814,000		China Citic Bank	584,155
3,582,090		China Construction Bank	3,391,960
200,000		China Merchants Bank Co Ltd	516,652
128,621		China Merchants Holdings International Co Ltd	593,067
172,000		China Mobile Hong Kong Ltd	1,582,139
460,000		China National Building Material Co Ltd	973,454
302,000		China Oilfield Services Ltd	599,270
84,000		China Resources Enterprise	339,209
234,000		China Resources Gas Group Ltd	341,112
501,000		China Shanshui Cement Group Ltd	561,853
327,500		China Shenhua Energy Co Ltd	1,529,648
519,000	*	China Shipping Container Lines Co Ltd	207,745
220,000		China State Construction International Holdings Ltd	215,345
1,036,000		China Telecom Corp Ltd	602,792
484,000		China Unicom Ltd	989,919
609,000	*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	317,808
88,000		Citic Pacific Ltd	263,647
1,550,000		CNOOC Ltd	3,852,644
354,000		Country Garden Holdings Co Ltd	143,772
3,380	*	Ctrip.com International Ltd (ADR)	164,674
92,000		Dalian Port PDA Co Ltd	36,125

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

322,000		Dongfeng Motor Group Co Ltd	$503,939
531,000		Evergrande Real Estate Group	379,699
354,000		First Tractor Co	488,905
10,624	*	Focus Media Holding Ltd (ADR)	373,434
1,531,000	*	GCL Poly Energy Holdings Ltd	1,096,912
161,000		Golden Eagle Retail Group Ltd	423,078
252,750		Great Wall Motor Co Ltd	454,196
228,000		Guangzhou Automobile Group Co Ltd	257,957
374,000		Harbin Power Equipment	360,739
52,500		Hengan International Group Co Ltd	410,336
414,000		Hidili Industry International Development Ltd	419,322
5,041,000		Industrial & Commercial Bank of China	4,275,840
294,000		Intime Department Store Group Co Ltd	459,473
		iShares Asia Trust - iShares FTSE/Xinhua A50 China
152,000		Tracker	262,263
104,000		Jiangxi Copper Co Ltd	354,327
354,500		KWG Property Holding Ltd	256,638
542,000		Lenovo Group Ltd	316,301
375,000		Lonking Holdings Ltd	277,192
182,000		Ping An Insurance Group Co of China Ltd	1,984,339
6,996	*	Shanda Interactive Entertainment Ltd (ADR)	338,466
264,000		Shandong Weigao Group Medical Polymer Co Ltd	724,813
5,204	*	Sina Corp	701,239
68,000		Sinopharm Group Co	236,008
3,180	*	Sohu.com, Inc	336,317
100,800		Tencent Holdings Ltd	2,878,253
56,000		Tsingtao Brewery Co Ltd	298,217
144,000		Vinda International Holdings Ltd	152,840
622,000		Want Want China Holdings Ltd	559,103
624,000		West China Cement Ltd	257,884
135,000		Wumart Stores	304,201
9,644	*	WuXi PharmaTech Cayman, Inc (ADR)	169,734
176,000		Xinao Gas Holdings Ltd	605,857
272,000		Yanzhou Coal Mining Co Ltd	1,069,914
74,000		Zhuzhou CSR Times Electric Co Ltd	293,497
54,480		ZTE Corp	196,682

		TOTAL CHINA	48,766,797

COLOMBIA - 0.7%
16,045		Almacenes Exito S.A.	246,748
24,450		BanColombia S.A.	398,123
5,808,638		Bolsa de Valores de Colombia	133,336
45,526		Cementos Argos S.A.	275,416
231,580		Ecopetrol S.A.	497,542
12,552		Inversiones Argos S.A.	131,006
10,193		Pacific Rubiales Energy Corp	307,744
16,207		Suramericana de Inversiones S.A.	336,657

		TOTAL COLOMBIA	2,326,572

EGYPT - 0.1%
42,676		Commercial International Bank	197,569

		TOTAL EGYPT	197,569

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

GUERNSEY, C.I. - 0.1%
197,906		Raven Russia Ltd	$231,401

		TOTAL GUERNSEY, C.I.	231,401

HONG KONG - 2.8%
183,200	*	AIA Group Ltd	617,840
288,000		AMVIG Holdings Ltd	208,332
472,000		Belle International Holdings Ltd	923,823
259,500	*	Boer Power Holdings Ltd	273,131
294,000		China Resources Cement Holdings Ltd	299,898
376,000		Dickson Concepts International Ltd	297,253
173,000	*	Galaxy Entertainment Group Ltd	312,020
438,000	*	Genting Hong Kong Ltd	184,034
1,513,000	*	GOME Electrical Appliances Holdings Ltd	544,104
453,000		Guotai Junan International Hol	207,492
259,000		Huabao International Holdings Ltd	384,186
39,000		Kingboard Chemical Holdings Ltd	214,018
228,000		Lee & Man Holding Ltd	278,289
54,000		Li & Fung Ltd	276,365
616,000		Melco International Development	523,960
568,000		Noble Group Ltd	1,037,747
250,000		Prime Success International Group Ltd	200,490
452,000		SA SA International Holdings Ltd	271,169
287,500	*	SATERI HOLDINGS Ltd	253,951
106,000		Shangri-La Asia Ltd	295,928
480,000		Sino Biopharmaceutical	175,218
292,000		SJM Holdings Ltd	630,919
270,000		Trinity Ltd	292,245
107,000		United Laboratories Ltd	180,693

		TOTAL HONG KONG	8,883,105

HUNGARY - 0.4%
29,526	*	OTP Bank Rt	1,048,242
1,531		Richter Gedeon Nyrt	320,375

		TOTAL HUNGARY	1,368,617

INDIA - 7.0%
11,869		Aditya Birla Nuvo Ltd	233,171
107,731		Amtek Auto Ltd	398,507
4,412		Bajaj Holdings and Investment Ltd	147,366
30,275		Bhushan Steel Ltd	342,187
16,076		Cadila Healthcare Ltd	314,929
43,312		Coal India Ltd	372,778
47,674		Coromandel International Ltd	354,037
50,603		Crompton Greaves Ltd	288,996
10,230		Cummins India Ltd	163,926
135,259	*	DEN Networks Ltd	304,072
64,669		Dhanalakshmi Bank Ltd	183,611
64,034		DLF Ltd	323,049
10,673		Dr Reddy’s Laboratories Ltd	403,911
42,484		Engineers India Ltd	278,672

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

86,665		Escorts Ltd	$269,551
95,442		Exide Industries Ltd	329,474
25,486		GAIL India Ltd	274,320
5,356		Globus Spirits Ltd	17,586
122,413	*	GMR Infrastructure Ltd	104,911
5,205		Grasim Industries Ltd	288,703
109,738	*	Hathway Cables and Datacom Pvt Ltd	306,144
24,028		HCL Technologies Ltd	283,698
21,983		HDFC Bank Ltd	1,141,365
84,030		Housing Development Finance Corp	1,344,256
72,728		ICICI Bank Ltd	1,837,941
34,891		Infosys Technologies Ltd	2,293,785
4,153		Infosys Technologies Ltd (ADR)	270,693
115,708		Infrastructure Development Finance Co Ltd	381,118
234,409		ITC Ltd	1,021,727
8,053		JSW Steel Ltd	172,930
17,269		Kotak Mahindra Bank Ltd	168,162
24,258		Larsen & Toubro Ltd	876,533
25,087		Mahindra & Mahindra Ltd	429,712
18,551		Maruti Udyog Ltd	553,814
35,281		Opto Circuits India Ltd	240,936
44,721		Pantaloon Retail India Ltd	278,158
41,162		Phoenix Mills Ltd	190,798
44,155	*	Prestige Estates Projects Ltd	146,351
39,947		Reliance Industries Ltd	888,320
30,305		Shopper’s Stop Ltd	241,306
7,625		Shriram Transport Finance Co Ltd	133,788
40,861		Sintex Industries Ltd	160,649
44,529		Sobha Developers Ltd	288,041
324,575	*	SpiceJet Ltd	301,690
49,747		Sun Pharmaceuticals Industries Ltd	524,627
44,316		Tata Consultancy Services Ltd	1,168,637
25,689		Tata Motors Ltd	719,239
152,082		Unitech Ltd	127,349
17,023		UTI Bank Ltd	495,756
62,801		ZEE Telefilms Ltd	191,610

		TOTAL INDIA	22,572,890

INDONESIA - 2.5%
934,500		Bank Rakyat Indonesia	705,571
1,506,500	*	Borneo Lumbung Energi & Metal	301,343
190,000		PT Astra International Tbk	1,248,745
715,500		PT Bank Central Asia Tbk	619,698
911,358		PT Bank Mandiri Persero Tbk	762,238
582,293		PT Bank Negara Indonesia	275,860
428,500	*	PT Excelcomindo Pratama	340,516
86,500		PT Gudang Garam Tbk	410,898
293,000	*	PT Harum Energy Indonesia Tbk	328,866
51,000		PT Indo Tambangraya Megah	279,430
248,500		PT Indocement Tunggal Prakarsa Tbk	494,260
590,000		PT Indofood Sukses Makmur Tbk	382,916
472,000		PT Jasa Marga Tbk	182,283

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

4,000,375		PT Lippo Karawaci Tbk	$364,543
697,000		PT Perusahaan Gas Negara	326,424
136,500		PT Tambang Batubara Bukit Asam Tbk	356,219
119,000		PT United Tractors Tbk	323,686
146,000		Straits Asia Resources Ltd	353,173

		TOTAL INDONESIA	8,056,669

ISRAEL - 0.1%
23,902		Israel Chemicals Ltd	424,234

		TOTAL ISRAEL	424,234

KOREA, REPUBLIC OF - 15.5%
6,256		Cheil Industries, Inc	689,759
24		CJ O Shopping Co Ltd	5,147
3,320		Daum Communications	340,392
1,742		DC Chemical Co Ltd	1,042,033
3,510		Dongbu Insurance Co Ltd	167,370
12,420		Dongkuk Steel Mill Co Ltd	495,229
3,356		Doosan Corp	412,373
5,036		Doosan Heavy Industries and Construction Co Ltd	281,211
17,720	*	Duksan Hi-Metal Co Ltd	377,167
3,153		GS Engineering & Construction Corp	380,019
6,848		GS Holdings Corp	574,143
22,790		Hana Financial Group, Inc	966,950
3,700		Hankook Tire Co Ltd	148,608
14,677		Hanwha Chemical Corp	655,015
1,937		Honam Petrochemical Corp	685,848
45,710		Hynix Semiconductor, Inc	1,445,351
1,785		Hyundai Department Store Co Ltd	261,889
6,814		Hyundai Engineering & Construction Co Ltd	572,402
3,308		Hyundai Heavy Industries	1,654,476
4,146		Hyundai Home Shopping Network Corp	488,359
11,230		Hyundai Marine & Fire Insurance Co Ltd	295,488
5,742		Hyundai Mobis	1,925,914
13,785		Hyundai Motor Co	3,179,499
8,161		Hyundai Steel Co	1,039,647
14,240		Industrial Bank Of Korea	273,659
9,580	*	Innox Corp	146,552
26,108		KB Financial Group, Inc	1,399,530
1,257		KCC Corp	426,246
29,169		Kia Motors Corp	2,098,375
4,245		KIWOOM Securities Co Ltd	253,932
7,810		Korea Investment Holdings Co Ltd	306,658
8,928		Korean Air Lines Co Ltd	545,787
4,545		LG Chem Ltd	2,258,036
8,919		LG Corp	821,130
7,847		LG Electronics, Inc	755,436
1,444		LG Household & Health Care Ltd	580,753
17,760		LG.Philips LCD Co Ltd	637,070
659		Lotte Shopping Co Ltd	300,545
4,015		Mando CORP	706,094
2,347		Ncsoft	622,409

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

6,376	*	Neowiz Games Corp	$297,812
3,083	*	NHN Corp	611,624
2,115		POSCO	928,136
10,939		Samsung Card Co	543,515
13,170		Samsung Corp	954,068
9,798		Samsung Electronics Co Ltd	8,184,075
3,779		Samsung Engineering Co Ltd	840,442
3,792		Samsung Fire & Marine Insurance Co Ltd	814,562
18,760		Samsung Heavy Industries Co Ltd	850,496
5,965		Samsung Securities Co Ltd	498,751
7,890		SFA Engineering Corp	452,183
41,828		Shinhan Financial Group Co Ltd	2,052,002
2,777	m	Shinsegae Co Ltd	699,659
3,524		SK Corp	633,317
4,548		SK Energy Co Ltd	989,372

		TOTAL KOREA, REPUBLIC OF	49,566,515

LUXEMBOURG - 0.3%
32,656		Ternium S.A. (ADR)	1,097,895

		TOTAL LUXEMBOURG	1,097,895

MACAU - 0.2%
265,200	*	Sands China Ltd (purchased 8/31/10, cost $491,525)	745,180

		TOTAL MACAU	745,180

MALAYSIA - 3.0%
375,700	*	AirAsia BHD	364,825
147,900		Alliance Financial Group BHD	155,409
161,500		AMMB Holdings BHD	348,268
80,000		Asiatic Development BHD	216,220
62,500		Boustead Holdings BHD	122,216
325,300		Bumiputra-Commerce Holdings BHD	900,565
51,800		Bursa Malaysia BHD	140,486
24,800		Digi.Com BHD	243,843
201,500		Gamuda BHD	254,576
230,800		Genting BHD	905,112
38,500		Hong Leong Credit BHD	133,485
240,826		IGB Corp BHD	173,307
234,400		IJM Corp BHD	490,897
207,600		IOI Corp BHD	371,150
173,200		JobStreet Corp BHD	154,956
89,000		KrisAssets Holdings BHD	132,208
48,100		Kuala Lumpur Kepong BHD	343,327
98,700		Lafarge Malayan Cement BHD	241,532
265,700		Malayan Banking BHD	785,686
85,100		Malaysia Airports Holdings BHD	177,555
247,800		Malaysian Resources Corp BHD	178,588
223,600	*	Petronas Chemicals Group BHD	545,789
64,200		Public Bank BHD (Foreign)	284,082
235,400		Resorts World BHD	292,951
125,200		RHB Capital BHD	375,004
101,100		Sime Darby BHD	308,010

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

317,400		SP Setia BHD	$447,731
355,800	*	TM International BHD	589,360
140,700		WCT BHD	144,640

		TOTAL MALAYSIA	9,821,778

MEXICO - 4.3%
44,000		Alfa S.A. de C.V. (Class A)	658,947
1,502,300		America Movil S.A. de C.V. (Series L)	4,305,260
751,504	*	Cemex S.A. de C.V.	651,512
244,400	*	Compartamos SAB de C.V.	455,820
121,300	*	Empresas ICA Sociedad Controladora S.A. de C.V.	299,465
164,400		Fomento Economico Mexicano S.A. de C.V.	1,034,668
129,900	*	Genomma Lab Internacional S.A. de C.V.	324,646
33,300		Grupo Carso S.A. de C.V. (Series A1)	129,507
48,100		Grupo Comercial Chedraui S.a. DE C.V.	162,078
310,180		Grupo Financiero Banorte S.A. de C.V.	1,561,988
322,200		Grupo Mexico S.A. de C.V. (Series B)	1,115,638
37,700		Grupo Modelo S.A. (Series C)	235,729
99,100		Grupo Televisa S.A.	469,257
10,900		Industrias Penoles S.A. de C.V.	424,441
33,300	*	Inmuebles Carso SAB de C.V.	37,605
82,000		Mexichem SAB de C.V.	311,639
41,100	*	Minera Frisco SAB de C.V.	177,193
7,674	*	NII Holdings, Inc (Class B)	319,085
64,900	*	Urbi Desarrollos Urbanos S.A. de C.V	155,489
366,100		Wal-Mart de Mexico S.A. de C.V. (Series V)	1,146,796

		TOTAL MEXICO	13,976,763

NETHERLANDS - 0.0%
17,539		ING Vysya Bank Ltd	137,388

		TOTAL NETHERLANDS	137,388

PERU - 0.6%
82,717		Alicorp S.A.	155,104
30,515	m	Bolsa de Valores de Lima S.A.	102,562
113,394		Cementos Lima S.A.	104,307
17,715		Cia de Minas Buenaventura S.A. (ADR) (Series B)	738,184
5,404		Credicorp Ltd (NY)	521,594
140,644		Ferreyros S.A.	156,741
69,711		Grana y Montero S.A.	126,770
4,350	f	Intergroup Financial Services Corp (purchased 8/31/10, cost $111,591)	121,800

		TOTAL PERU	2,027,062

PHILIPPINES - 1.6%
272,900		Aboitiz Power Corp	201,627
1,990,700		Alliance Global Group, Inc	552,457
582,700		Ayala Land, Inc	224,118
237,820		Banco de Oro Universal Bank	302,075
143,050		Bank of the Philippine Islands	196,759
55,860		Cebu Air, Inc	109,703
146,400		DMCI Holdings, Inc	151,136
307,600		International Container Term Services, Inc	353,257

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

276,100		JG Summit Holdings (Series B)	$163,360
5,656,000	f	Megaworld Corp (purchased 12/6/10, cost $317,009)	308,811
2,761,000		Metro Pacific Investments Corp	237,353
264,059		Metropolitan Bank & Trust	423,740
560,000		Nickel Asia Corp	299,634
3,460		Philippine Long Distance Telephone Co	201,112
17,100		Philippine Stock Exchange, Inc	204,523
620,100		Robinsons Land Corp	193,201
469,600		SM Development Corp	99,532
19,850		SM Investments Corp	268,648
1,357,400		SM Prime Holdings	381,023
258,800		Universal Robina	225,767

		TOTAL PHILIPPINES	5,097,836

POLAND - 1.2%
8,560		Bank Pekao S.A.	561,064
23,835	*	Getin Holding S.A.	133,941
13,626		KGHM Polska Miedz S.A.	1,002,324
6,508	*	Orbis S.A.	99,041
76,851		Polish Oil & Gas Co	112,557
44,365		Powszechna Kasa Oszczednosci Bank Polski S.A.	763,461
4,564		Powszechny Zaklad Ubezpieczen S.A.	641,358
59,473		Telekomunikacja Polska S.A.	393,171
7,846	*	Warsaw Stock Exchange	148,515

		TOTAL POLAND	3,855,432

RUSSIA - 7.1%
24,580		CTC Media, Inc	579,351
19,327	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/6/10, cost $552,298)	651,320
8,563	*,f	Evraz Group S.A. (GDR) (purchased 12/6/10, cost $315,273)	290,981
393,286		Gazprom (ADR)	6,663,736
15,146	f	Globaltrans Investment plc (GDR) (purchased 8/31/10, cost $237,825)	300,994
40,107	f	LSR Group OJSC (GDR) (purchased 12/6/10, cost $391,922)	376,076
32,203		LUKOIL (ADR)	2,238,168
22,788	f	Magnit OAO (GDR) (purchased 8/31/10, cost $576,037)	640,653
6,596	*,f	Mail.ru (GDR) (purchased 11/5/10, cost $215,900)	202,497
18,807		Mechel Steel Group OAO (ADR)	537,316
49,059		MMC Norilsk Nickel (ADR)	1,358,016
29,379	*,f	NOMOS-BANK (ADR) (purchased 4/19/11, cost $514,133)	518,539
12,695	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $1,286,253)	1,790,272
10,638	*,f	Pharmstandard (GDR) (purchased 8/31/10, cost $267,569)	274,718
14,910	*,f	Polymetal (GDR) (purchased 4/18/11, cost $307,671)	285,377
5,452		Polyus Gold Co (ADR)	196,272
196,123	f	Rosneft Oil Co (GDR) (purchased 8/31/10, cost $1,473,813)	1,756,515
5,257	f	Sberbank (GDR) (purchased 8/31/10, cost $1,621,009)	2,096,490
14,656	f	Severstal (GDR) (purchased 10/4/10, cost $237,657)	265,115
12,153		Tatneft (ADR)	548,981
13,279	*,f	TMK OAO (GDR) (purchased 8/31/10, cost $217,041)	272,976
13,907	f	Uralkali (GDR) (purchased 11/9/11, cost $497,676)	586,321
12,748	*,f	X 5 Retail Group NV (GDR) (purchsed 8/31/10, cost $498,739)	450,898

		TOTAL RUSSIA	22,881,582

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SINGAPORE - 0.5%
1,276,000		GMG Global Ltd	$292,397
140,000	*	Indofood Agri Resources Ltd	238,606
361,000	*	Mewah International, Inc	292,505
221,000		Petra Foods Ltd	305,126
131,000		SembCorp Marine Ltd	607,891

		TOTAL SINGAPORE	1,736,525

SOUTH AFRICA - 5.7%
114,700		African Bank Investments Ltd	669,592
6,951		African Rainbow Minerals Ltd	226,393
4,482		Anglo Platinum Ltd	456,131
35,075		AngloGold Ashanti Ltd	1,786,194
9,454		Aspen Pharmacare Holdings Ltd	116,709
22,544		Bidvest Group Ltd	519,756
78		Capitec Bank Holdings Ltd	2,070
47,346		Clicks Group Ltd	316,799
101,713		FirstRand Ltd	320,319
28,902		Foschini Ltd	398,936
40,235		Gold Reef Resorts Ltd	99,934
51,193		Growthpoint Properties Ltd	142,124
38,435		Impala Platinum Holdings Ltd	1,201,971
16,959		Imperial Holdings Ltd	305,140
9,898		Kumba Iron Ore Ltd	724,282
7,979		Massmart Holdings Ltd	174,689
30,817		Mr Price Group Ltd	315,717
120,541		MTN Group Ltd	2,681,114
33,108		Naspers Ltd (N Shares)	1,993,834
54,931		Network Healthcare Holdings Ltd	118,603
110,078		Sanlam Ltd	472,170
49,379		Sasol Ltd	2,853,408
65,564		Standard Bank Group Ltd	1,029,717
13,048		Tiger Brands Ltd	383,026
31,905		Truworths International Ltd	369,060
22,198		Vodacom Group Pty Ltd	271,877
83,784		Woolworths Holdings Ltd	382,399

		TOTAL SOUTH AFRICA	18,331,964

SWITZERLAND - 0.0%
3,359	*	Green Dragon Gas Ltd	42,659

		TOTAL SWITZERLAND	42,659

TAIWAN - 8.4%
55,000		Asustek Computer, Inc	496,520
552,000	*	AU Optronics Corp	444,955
184,000		Catcher Technology Co Ltd	1,158,027
344,000		Cathay Financial Holding Co Ltd	575,157
454,000		China Steel Corp	562,202
1,093,000		Chinatrust Financial Holding Co	1,004,185
287,400		Chunghwa Telecom Co Ltd	914,263

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

141,000		Delta Electronics, Inc	$631,163
119,000		E.Sun Financial Holding Co Ltd	84,440
209,000		Far Eastern Department Stores Co Ltd	369,999
321,000		Far Eastern Textile Co Ltd	505,363
233,000		Far EasTone Telecommunications Co Ltd	353,499
384,000		First Financial Holding Co Ltd	356,279
275,000		Formosa Chemicals & Fibre Corp	1,112,065
3,000		Formosa International Hotels Corp	55,917
406,000		Formosa Plastics Corp	1,662,626
342,000		Fubon Financial Holding Co Ltd	502,387
631,000		Fuhwa Financial Holdings Co Ltd	439,145
67,000		High Tech Computer Corp	3,049,618
678,000		Hon Hai Precision Industry Co, Ltd	2,574,719
25,000		Largan Precision Co Ltd	794,680
670,000		Mega Financial Holding Co Ltd	585,370
401,000		Nan Ya Plastics Corp	1,231,706
76,000		Polaris Securities Co Ltd	54,749
446,000	*	Prime View International Co Ltd	910,985
410,336	*	Shin Kong Financial Holding Co Ltd	180,157
366,000		Siliconware Precision Industries Co	490,802
148,000		Synnex Technology International Corp	378,353
248,000	*	Taishin Financial Holdings Co Ltd	146,175
98,000		Taiwan Fertilizer Co Ltd	330,659
1,486,000		Taiwan Semiconductor Manufacturing Co Ltd	3,843,517
28,000	*	TPK HOLDING CO Ltd	838,228
285,000		Uni-President Enterprises Corp	410,780

		TOTAL TAIWAN	27,048,690

THAILAND - 2.5%
84,000		Advanced Info Service PCL	260,861
733,300		Amata Corp PCL (For)	388,913
162,300		Asian Property Development PCL (ADR)	34,325
819,800		Asian Property Development PCL (Foreign)	173,378
77,100		Bangkok Bank PCL (Foreign Reg)	440,024
60,200		Bank of Ayudhya PCL	57,179
198,300		Bank of Ayudhya PCL (ADR)	191,258
13,300		Banpu PCL	332,865
316,100		BEC World PCL (Foreign)	365,775
538,500		Charoen Pokphand Foods Public Co Ltd	532,903
178,700		CP Seven Eleven PCL	259,284
169,100		Glow Energy PCL	259,504
2,184,600		Italian-Thai Development PCL (ADR)	323,931
15,300		Kasikornbank PCL	64,961
73,000		Kasikornbank PCL - NVDR	309,946
64,000		Kasikornbank PCL (Foreign)	279,292
102,000		Krung Thai Bank PCL	67,104
426,500		Minor International PCL (Foreign)	180,313
293,300		Preuksa Real Estate PCL (Foreign)	200,746
117,700		PTT Exploration & Production PCL	733,407
74,700		PTT PCL	940,190
3,773,700		Quality House PCL	296,401
17,300		Siam Cement PCL reg	240,074

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

125,800		Siam Commercial Bank PCL	$489,592
200,500		Thai Airways International PCL	257,461
171,700	*	Tisco Bank PCL	217,142
13,400		Tisco Financial Group PCL (ADR)	16,992

		TOTAL THAILAND	7,913,821

TURKEY - 1.7%
25,171		Anadolu Efes Biracilik Ve Malt Sanayii AS	386,510
6,609		BIM Birlesik Magazalar AS	230,246
57,608	*	Boyner Buyuk Magazacilik	160,019
9,046		Coca-Cola Icecek AS	136,122
219,334		Emlak Konut Gayrimenkul Yatiri	432,611
20,983	*	Eregli Demir ve Celik Fabrikalari TAS	59,873
24,678	*	Eregli Demir ve Celik Fabrikalari TAS	75,140
13,571		Ford Otomotiv Sanayi AS	138,003
47,141		Haci Omer Sabanci Holding AS	252,362
108,491		KOC Holding AS	583,254
148,353	*	Sinpas Gayrimenkul Yatirim Ortakligi AS	212,052
19,514		Tofas Turk Otomobil Fabrik	112,190
12,096		Tupras Turkiye Petrol Rafine	393,579
64,568	*	Turk Hava Yollari	190,349
178,994		Turkiye Garanti Bankasi AS	927,035
17,220		Turkiye Halk Bankasi AS	149,262
129,979		Turkiye Is Bankasi (Series C)	459,610
188,960	*	Yapi ve Kredi Bankasi	594,184

		TOTAL TURKEY	5,492,401

UKRAINE - 0.2%
31,367	*	MHP S.A. (GDR)	580,290
5,664	*,f	MHP S.A. (GDR) (purchased 12/8/10, cost $97,861)	104,784

		TOTAL UKRAINE	685,074

UNITED KINGDOM - 0.7%
118,943	*	Afren plc	318,596
12,561		Anglo American plc	661,717
26,393		Antofagasta plc	607,000
10,075	*	Greka Drilling Ltd	3,955
29,955	*,f	O’Key Group S.A. (ADR) (purchased 11/2/10, cost $332,138)	315,462
18,387		Standard Chartered plc (Hong Kong)	507,160

		TOTAL UNITED KINGDOM	2,413,890

UNITED STATES - 0.1%
9,922	*	General Motors Co	318,397

		TOTAL UNITED STATES	318,397

VIRGIN ISLANDS, BRITISH - 0.1%
12,275	*	Arcos Dorados Holdings, Inc	270,418

		TOTAL VIRGIN ISLANDS, BRITISH	270,418

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$315,051,729

		(Cost $276,926,710)

PREFERRED STOCKS - 0.6%

BRAZIL - 0.6%
57,900	*	Ambev Cia De Bebidas Das	1,843,879

		TOTAL BRAZIL	1,843,879

		TOTAL PREFERRED STOCKS	1,843,879

		(Cost $1,432,811)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
36		Tim Participacoes S.A.	5

		TOTAL BRAZIL	5

THAILAND - 0.0%
13,600		Minor International PCL Warrants	1,303

		TOTAL THAILAND	1,303

		TOTAL RIGHTS / WARRANTS	1,308

		(Cost $1,101)

		TOTAL INVESTMENTS - 98.3%	316,897,266
		(Cost $278,360,622)
		OTHER ASSETS & LIABILITIES, NET - 1.7%	5,494,619

		NET ASSETS - 100.0%	$322,391,885

		Abbreviation(s):
		ADR American Depositary Receipt
		GDR Global Depositary Receipt
		NVDR Non Voting Depository Receipt

	*	Non-income producing.
	f	Restricted security. At 04/30/2011, the value of these securities amounted to $11,610,599 or 3.6% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$74,372,116	23.1%
MATERIALS	48,412,368	15.0
ENERGY	42,974,315	13.3
INFORMATION TECHNOLOGY	39,906,521	12.4
CONSUMER DISCRETIONARY	36,081,152	11.2
INDUSTRIALS	30,285,373	9.4
CONSUMER STAPLES	21,181,552	6.6
TELECOMMUNICATION SERVICES	14,945,344	4.6
HEALTH CARE	4,827,173	1.5
UTILITIES	3,911,352	1.2
OTHER ASSETS & LIABILITIES, NET	5,494,619	1.7

NET ASSETS	$322,391,885	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.4%
751,222		Johnson Controls, Inc	$30,800,102

		TOTAL AUTOMOBILES & COMPONENTS	30,800,102

CAPITAL GOODS - 13.6%
291,992		Boeing Co	23,295,122
199,541		Caterpillar, Inc	23,029,027
166,367		Cummins, Inc	19,993,986
448,365		Emerson Electric Co	27,242,657
20,432		Goodrich Corp	1,805,576
162,588	*	Jacobs Engineering Group, Inc	8,065,991
124,276		Parker Hannifin Corp	11,721,712
201,609		Precision Castparts Corp	31,152,622
149,106		Roper Industries, Inc	12,896,178
24,151		Tyco International Ltd	1,177,120
139,298		United Technologies Corp	12,478,315

		TOTAL CAPITAL GOODS	172,858,306

CONSUMER DURABLES & APPAREL - 4.0%
573,020		Burberry Group plc	12,433,982
171,006		Jarden Corp	6,222,907
90,872		LVMH Moet Hennessy Louis Vuitton S.A.	16,314,903
151,225		Newell Rubbermaid, Inc	2,882,349
118,182		Phillips-Van Heusen Corp	8,321,195
62,577		Tupperware Corp	3,984,278

		TOTAL CONSUMER DURABLES & APPAREL	50,159,614

CONSUMER SERVICES - 4.2%
130,016		Darden Restaurants, Inc	6,106,852
133,195	*	Las Vegas Sands Corp	6,261,497
274,941	*	Orient-Express Hotels Ltd (Class A)	3,373,526
1,922,400	*	Sands China Ltd	5,401,715
528,048		Starbucks Corp	19,110,056
86,679		Wynn Resorts Ltd	12,754,815

		TOTAL CONSUMER SERVICES	53,008,461

DIVERSIFIED FINANCIALS - 7.1%
48,039		BlackRock, Inc	9,412,762
422,481		Blackstone Group LP	8,001,790
662,955		Charles Schwab Corp	12,138,706
19,284		CME Group, Inc	5,703,629
48,804	*	IntercontinentalExchange, Inc	5,873,561
489,573		iShares Russell 1000 Growth Index Fund	30,573,834
276,398		JPMorgan Chase & Co	12,612,041
127,268		Lazard Ltd (Class A)	5,217,988

		TOTAL DIVERSIFIED FINANCIALS	89,534,311

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 8.6%
225,045		Anadarko Petroleum Corp	$17,765,052
301,157		Cenovus Energy, Inc	11,564,429
105,365	*	Concho Resources, Inc	11,258,250
240,263		Crescent Point Energy Corp	10,909,157
248,873		National Oilwell Varco, Inc	19,086,070
114,669		Occidental Petroleum Corp	13,105,520
287,557		Schlumberger Ltd	25,808,241

		TOTAL ENERGY	109,496,719

FOOD & STAPLES RETAILING - 1.4%
222,492		Costco Wholesale Corp	18,004,053

		TOTAL FOOD & STAPLES RETAILING	18,004,053

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
99,826	*	Cerner Corp	11,997,089
107,025	*	Edwards Lifesciences Corp	9,241,609
469,863	*	Hologic, Inc	10,346,383
65,281	*	Intuitive Surgical, Inc	22,828,766

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	54,413,847

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
201,897		Estee Lauder Cos (Class A)	19,584,009

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,584,009

MATERIALS - 6.6%
42,269		Ashland, Inc	2,624,060
413,872		Dow Chemical Co	16,964,613
147,306		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,106,249
73,534	*	Kraton Polymers LLC	3,394,329
516,562		Monsanto Co	35,146,879
122,436		Walter Energy, Inc	16,923,104

		TOTAL MATERIALS	83,159,234

MEDIA - 4.1%
1,128,053		Interpublic Group of Cos, Inc	13,254,623
175,923		Viacom, Inc (Class B)	9,000,221
689,960		Walt Disney Co	29,737,275

		TOTAL MEDIA	51,992,119

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
336,611		Allergan, Inc	26,780,771
18,237	*	Covance, Inc	1,141,636
120,722	*	Illumina, Inc	8,568,848
75,265		Novo Nordisk AS (ADR)	9,588,008
364,211		Warner Chilcott plc	8,395,064
400,655	*	Watson Pharmaceuticals, Inc	24,848,623

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	79,322,950

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 4.7%
196,341	*	Amazon.com, Inc	$38,581,006
53,988	*	NetFlix, Inc	12,561,388
75,590		Petsmart, Inc	3,187,630
8,860	*	Priceline.com, Inc	4,846,509

		TOTAL RETAILING	59,176,533

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
160,109		Broadcom Corp (Class A)	5,632,635
32,632	*	First Solar, Inc	4,554,448
468,162		Intel Corp	10,856,677
905,332	*	Micron Technology, Inc	10,221,198
477,229	*	ON Semiconductor Corp	5,015,677

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,280,635

SOFTWARE & SERVICES - 15.2%
158,919		Accenture plc	9,079,042
324,375	*	Akamai Technologies, Inc	11,171,475
263,890	*	Autodesk, Inc	11,869,772
160,631	*	Baidu, Inc (ADR)	23,856,916
68,524	*	Google, Inc (Class A)	37,283,908
677,132	*	Intuit, Inc	37,621,454
20,559		Mercadolibre, Inc	1,879,093
386,301	*	Nuance Communications, Inc	7,996,431
529,956	*	Red Hat, Inc	25,157,011
172,270		Visa, Inc (Class A)	13,457,733
136,936	*	VMware, Inc (Class A)	13,067,802

		TOTAL SOFTWARE & SERVICES	192,440,637

TECHNOLOGY HARDWARE & EQUIPMENT - 11.7%
151,061	*	Apple, Inc	52,603,972
452,928	*	EMC Corp	12,835,980
764,131	*	Juniper Networks, Inc	29,289,141
414,101	*	Polycom, Inc	24,775,663
423,080		Qualcomm, Inc	24,047,867
245,460		Telefonaktiebolaget Lm Ericsson (ADR)	3,730,992

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	147,283,615

TRANSPORTATION - 0.9%
45,811		CH Robinson Worldwide, Inc	3,673,126
97,316	*	Kansas City Southern Industries, Inc	5,655,033
100,049	*	Swift Transportation Co, Inc	1,403,687

		TOTAL TRANSPORTATION	10,731,846

		TOTAL COMMON STOCKS	1,258,246,991

		(Cost $1,062,090,721)

		TOTAL INVESTMENTS - 99.4%	1,258,246,991
		(Cost $1,062,090,721)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	8,946,954

		NET ASSETS - 100.0%	$1,267,193,945

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUTOMOBILES & COMPONENTS - 1.1%
1,288,800	*	American Axle & Manufacturing Holdings, Inc	$16,496,640
118,297	*	Visteon Corp	7,976,767

		TOTAL AUTOMOBILES & COMPONENTS	24,473,407

BANKS - 5.8%
536,592		First Horizon National Corp	5,875,682
1,298,604		Huntington Bancshares, Inc	8,817,521
151,856	*	MGIC Investment Corp	1,315,073
127,552		PNC Financial Services Group, Inc	7,951,592
316,393		SunTrust Banks, Inc	8,919,119
1,015,399		US Bancorp	26,217,602
2,134,166		Wells Fargo & Co	62,125,572
304,188		Zions Bancorporation	7,437,397

		TOTAL BANKS	128,659,558

CAPITAL GOODS - 8.8%
359,765		Boeing Co	28,702,051
522,060		CAE, Inc	7,035,105
376,735		Danaher Corp	20,810,842
987,358	*	FIAT Industrial S.p.A.	14,668,127
1,927,537		General Electric Co	39,418,132
295,194		Harsco Corp	10,508,906
253,359		Honeywell International, Inc	15,513,172
138,546		L-3 Communications Holdings, Inc	11,110,004
1,168,750		Masco Corp	15,684,625
129,674		SPX Corp	11,210,317
416,125		Textron, Inc	10,860,863
784,467	*	USG Corp	12,096,481

		TOTAL CAPITAL GOODS	197,618,625

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
301,216	*	Accor Services	9,342,300
587,102		Republic Services, Inc	18,564,165

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	27,906,465

CONSUMER DURABLES & APPAREL - 2.2%
291,079		Jarden Corp	10,592,365
398,482		Newell Rubbermaid, Inc	7,595,067
3,937,289	*	Pulte Homes, Inc	32,010,159

		TOTAL CONSUMER DURABLES & APPAREL	50,197,591

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.8%
189,587	*	Las Vegas Sands Corp	$8,912,485
154,976		Marriott International, Inc (Class A)	5,470,653
862,760	*	Orient-Express Hotels Ltd (Class A)	10,586,065
55,404		Sotheby’s (Class A)	2,799,010
125,444	*	WMS Industries, Inc	4,114,563
2,272,400		Wynn Macau Ltd	8,109,855

		TOTAL CONSUMER SERVICES	39,992,631

DIVERSIFIED FINANCIALS - 9.6%
523,125		AMMB Holdings BHD	1,128,097
300,825	*	Apollo Management LP	5,438,916
4,188,160		Bank of America Corp	51,430,605
170,738		Bank of New York Mellon Corp	4,944,572
538,125		Blackstone Group LP	10,192,088
10,504,313	*	Citigroup, Inc	48,214,797
14,281		CME Group, Inc	4,223,891
319,706		Discover Financial Services	7,941,497
432,423	*	E*Trade Financial Corp	7,022,550
134,211		Goldman Sachs Group, Inc	20,267,203
753,669		JPMorgan Chase & Co	34,389,916
298,043		Morgan Stanley	7,793,824
135,620		State Street Corp	6,313,111
165,007		Utilities Select Sector SPDR F	5,471,632

		TOTAL DIVERSIFIED FINANCIALS	214,772,699

ENERGY - 11.4%
196,120		Anadarko Petroleum Corp	15,481,713
139,817		Apache Corp	18,647,393
128,247		Baker Hughes, Inc	9,927,600
90,314		Cabot Oil & Gas Corp	5,082,872
261,708		Cenovus Energy, Inc	10,049,587
24,500		Chesapeake Energy Corp	824,915
337,255		Chevron Corp	36,909,187
772,941	*	Cobalt International Energy, Inc	10,821,174
70,821	*	Concho Resources, Inc	7,567,224
181,841	*,g,m	Crescent Point Energy Corp 144A	8,256,502
146,250	*	Denbury Resources, Inc	3,300,863
43,756	*	Devon Energy Corp	3,981,796
358,914		El Paso Corp	6,966,521
284,141		Ensco International plc (ADR)	16,940,486
54,792		Exxon Mobil Corp	4,821,696
9,912		Kinder Morgan, Inc	283,285
270,112		Marathon Oil Corp	14,596,852
264,848		Occidental Petroleum Corp	30,269,478
56,432		Questar Market Resources, Inc	2,411,339
3,279		Southern Union Co	98,042
76,711	*	Southwestern Energy Co	3,364,544
9,767		Spectra Energy Corp	283,634
327,209		Suncor Energy, Inc (NY)	15,064,702
1,043,775	*	Weatherford International Ltd	22,524,665
221,140		Williams Cos, Inc	7,335,214

		TOTAL ENERGY	255,811,284

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.7%
620,446		CVS Corp	$22,484,963
218,493		Kroger Co	5,311,565
182,417		Wal-Mart Stores, Inc	10,029,287

		TOTAL FOOD & STAPLES RETAILING	37,825,815

FOOD BEVERAGE & TOBACCO - 4.6%
174,392		Altria Group, Inc	4,680,681
108,130		Coca-Cola Co	7,294,450
327,805		General Mills, Inc	12,646,717
833,736		Kraft Foods, Inc (Class A)	27,996,855
40,201		Lorillard, Inc	4,281,407
565,282		PepsiCo, Inc	38,942,277
86,625		Remy Cointreau S.A.	7,135,343

		TOTAL FOOD BEVERAGE & TOBACCO	102,977,730

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
135,604		Aetna, Inc	5,611,294
4,145,204	*	Boston Scientific Corp	31,047,578
314,865	*	HCA Holdings, Inc	10,327,572
887,264	*	Hologic, Inc	19,537,553
50,321		Quest Diagnostics, Inc	2,837,098
481,949		UnitedHealth Group, Inc	23,726,349

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	93,087,444

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
730,101		Procter & Gamble Co	47,383,554
144,289		Reckitt Benckiser Group plc	8,029,261

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	55,412,815

INSURANCE - 6.1%
190,783		ACE Ltd	12,830,157
1,213	*	Aegon NV	9,655
3,344,400	*	AIA Group Ltd	11,278,957
407,115		Allstate Corp	13,776,772
157,984		Axis Capital Holdings Ltd	5,586,314
122,389		Chubb Corp	7,978,539
1,179		Everest Re Group Ltd	107,430
304,611	*	Genworth Financial, Inc (Class A)	3,713,208
168,261		Lincoln National Corp	5,254,791
64,960		Max Capital Group Ltd	1,427,821
880,670		Metlife, Inc	41,206,549
61,610		PartnerRe Ltd	4,950,980
368,259		Prudential Financial, Inc	23,354,986
70,223		RenaissanceRe Holdings Ltd	4,935,272
21,233		Transatlantic Holdings, Inc	1,046,575

		TOTAL INSURANCE	137,458,006

MATERIALS - 3.2%
55,808		Akzo Nobel NV	4,327,249
97,738		Ashland, Inc	6,067,575

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

311,615		Dow Chemical Co	$12,773,100
288,027	*	Ferro Corp	4,320,405
277,332	*	Georgia Gulf Corp	10,921,334
300,706		PolyOne Corp	4,354,223
2	*	Smurfit-Stone Container Enterprises, Inc	77
210,665		Sonoco Products Co	7,280,582
375,000		Teijin Ltd	1,797,173
111,856		Walter Energy, Inc	15,460,736
124,017	*	WR Grace & Co	5,625,411

		TOTAL MATERIALS	72,927,865

MEDIA - 2.7%
589,278		Comcast Corp (Class A)	15,462,655
118,065		DISH Network Corp (Class A)	2,956,348
377,062		News Corp (Class A)	6,719,245
209,737		Viacom, Inc (Class B)	10,730,145
601,255		Walt Disney Co	25,914,090

		TOTAL MEDIA	61,782,483

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
397	*	Affymax, Inc	2,596
224,437	*	Amgen, Inc	12,759,244
1,870,179	*	Biovitrum AB	7,774,430
616,642		Johnson & Johnson	40,525,712
188,764		Lonza Group AG.	16,233,277
230,557		Merck & Co, Inc	8,288,524
119,066		Novartis AG. (ADR)	7,045,135
3,389,659		Pfizer, Inc	71,047,253
327,647	*	Vanda Pharmaceuticals, Inc	2,637,558
487,491		Warner Chilcott plc	11,236,668
353,219	*	Watson Pharmaceuticals, Inc	21,906,642

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	199,457,039

REAL ESTATE - 1.7%
10,028		Boston Properties, Inc	1,048,227
1,296,287		Chimera Investment Corp	5,249,962
125,144		General Growth Properties, Inc	2,089,905
471,952		Kimco Realty Corp	9,221,941
32,727		Plum Creek Timber Co, Inc	1,410,206
74,311		Rayonier, Inc	4,931,278
19,732		Regency Centers Corp	928,588
9,000		Simon Property Group, Inc	1,030,860
74,554		SL Green Realty Corp	6,152,942
175,821		Starwood Property Trust, Inc	4,006,961
1,326,087	*	Unitech Corporate Parks plc	531,607
19,873		Vornado Realty Trust	1,921,322

		TOTAL REAL ESTATE	38,523,799

RETAILING - 0.4%
115,312		Lowe’s Cos, Inc	3,026,940
151,001	*	Talbots, Inc	812,385
229,814	*	Urban Outfitters, Inc	7,229,949

		TOTAL RETAILING	11,069,274

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
17,343	*	Inphi Corp	$374,262
422,636		Intel Corp	9,800,929
669,517	*	Micron Technology, Inc	7,558,847
1,734,068	*	RF Micro Devices, Inc	11,548,892
13,750,045		Solomon Systech International Ltd	763,059
234,803	*	Spansion, Inc	4,625,619

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	34,671,608

SOFTWARE & SERVICES - 4.5%
62,953	*	Alliance Data Systems Corp	5,980,535
1,549,651	*	AOL, Inc	31,581,888
116,640		DST Systems, Inc	5,751,518
613,141	*	eBay, Inc	21,092,050
6,629	*	Fortinet, Inc	322,832
57,821		Global Payments, Inc	3,078,390
941,030		Microsoft Corp	24,485,601
424,696	*	Yahoo!, Inc	7,538,354

		TOTAL SOFTWARE & SERVICES	99,831,168

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
819,306	*	Alcatel-Lucent (ADR)	5,358,261
404,144	*	AU Optronics Corp (ADR)	3,273,566
116,068	*	Ciena Corp	3,277,760
443,072		Cisco Systems, Inc	7,780,344
545,009		Corning, Inc	11,412,489
442,000		Hitachi Ltd	2,399,056
160,359	*	JDS Uniphase Corp	3,341,882
86,625	*	Motorola Mobility Holdings, Inc	2,257,448
99,000	*	Motorola, Inc	4,542,120
394,392		Seagate Technology, Inc	6,949,187
974,183	*	Smart Technologies, Inc (Class A)	9,702,863
1,340,037		Xerox Corp	13,520,973

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	73,815,949

TELECOMMUNICATION SERVICES - 4.5%
1,177,315		AT&T, Inc	36,638,043
193,815		CenturyTel, Inc	7,903,776
220,290		Frontier Communications Corp	1,821,798
3,083,188	*	Sprint Nextel Corp	15,970,914
1,023,373		Verizon Communications, Inc	38,663,032

		TOTAL TELECOMMUNICATION SERVICES	100,997,563

TRANSPORTATION - 1.3%
198,425		Con-Way, Inc	7,722,701
752,241	*	Swift Transportation Co, Inc	10,553,941
508,539		UTI Worldwide, Inc	11,396,359

		TOTAL TRANSPORTATION	29,673,001

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES	COMPANY	VALUE

UTILITIES - 5.0%
110,993	American Electric Power Co, Inc	$4,049,025
559,411	Centerpoint Energy, Inc	10,405,045
355,999	Constellation Energy Group, Inc	12,965,484
22,249	Entergy Corp	1,551,200
172,415	FirstEnergy Corp	6,889,703
122,066	NextEra Energy, Inc	6,905,274
278,214	NV Energy, Inc	4,226,071
156,009	PG&E Corp	7,188,895
395,987	PPL Corp	10,861,923
650,734	Public Service Enterprise Group, Inc	20,934,113
56,432	Questar Corp	991,510
5,232,596 *	RRI Energy, Inc	20,564,102
42,791	Sempra Energy	2,357,784
59,292	Xcel Energy, Inc	1,442,574

	TOTAL UTILITIES	111,332,703

	TOTAL COMMON STOCKS	2,200,276,522

	(Cost $1,965,112,476)

	TOTAL INVESTMENTS - 97.9%	2,200,276,522
	(Cost $1,965,112,476)
	OTHER ASSETS & LIABILITIES, NET - 2.1%	46,541,800

	NET ASSETS - 100.0%	$2,246,818,322

	Abbreviation(s):
	ADR American Depositary Receipt
	SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At April 30, 2011 the value of these securities amounted to $8,256,502 or 0.4% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

BANKS - 0.4%
773,890		CapitalSource, Inc	$5,169,585

		TOTAL BANKS	5,169,585

CAPITAL GOODS - 13.2%
179,009		Chicago Bridge & Iron Co NV	7,257,025
151,738		Cooper Industries plc	10,007,121
199,216		Cummins, Inc	23,941,779
277,384	*	DigitalGlobe, Inc	8,044,136
88,791		Flowserve Corp	11,242,716
111,976		Goodrich Corp	9,895,319
165,370	*	Jacobs Engineering Group, Inc	8,204,006
148,390		Joy Global, Inc	14,979,971
192,873		KBR, Inc	7,400,537
371,475		Manitowoc Co, Inc	8,243,030
100,888	*	Middleby Corp	9,046,627
100,200		Regal-Beloit Corp	7,594,158
173,235		Roper Industries, Inc	14,983,096
328,549	*	Sensata Technologies Holding BV	11,535,355
77,566		Snap-On, Inc	4,791,252
203,243		Timken Co	11,460,873
158,652		TransDigm Group, Inc	13,215,712
205,280		Trinity Industries, Inc	7,431,136

		TOTAL CAPITAL GOODS	189,273,849

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
68,984	*	Clean Harbors, Inc	6,794,924
98,354		Manpower, Inc	6,515,953
210,648		Republic Services, Inc	6,660,690
51,607	*	Stericycle, Inc	4,710,687
328,073	*	Verisk Analytics, Inc	10,793,601

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,475,855

CONSUMER DURABLES & APPAREL - 7.2%
332,533		Coach, Inc	19,888,800
76,861	*	Deckers Outdoor Corp	6,522,424
101,588	*	Fossil, Inc	9,730,099
300,191	*	Hanesbrands, Inc	9,759,209
566,035	*	Iconix Brand Group, Inc	13,862,197
261,316		Jarden Corp	9,509,289
292,574		Newell Rubbermaid, Inc	5,576,460
143,364		Pandora AS	6,457,658
172,009		Tupperware Corp	10,951,814
169,739	*	Warnaco Group, Inc	10,924,402

		TOTAL CONSUMER DURABLES & APPAREL	103,182,352

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.3%
172,989		Darden Restaurants, Inc	$8,125,293
277,211	*	Gaylord Entertainment Co	9,943,559

		TOTAL CONSUMER SERVICES	18,068,852

DIVERSIFIED FINANCIALS - 7.0%
122,879	*	Affiliated Managers Group, Inc	13,403,641
358,752	*	Financial Engines, Inc	10,199,319
67,554	*	Green Dot Corp	2,915,631
566,486		iShares Russell Midcap Growth Index Fund	35,733,937
293,813		Lazard Ltd (Class A)	12,046,333
269,088		Moody’s Corp	10,532,104
122,165	*	Portfolio Recovery Associates, Inc	11,026,613
128,766		Waddell & Reed Financial, Inc (Class A)	5,280,694

		TOTAL DIVERSIFIED FINANCIALS	101,138,272

ENERGY - 5.0%
295,732	*	Cobalt International Energy, Inc	4,140,248
189,096	*	Concho Resources, Inc	20,204,908
193,469		Crescent Point Energy Corp	8,784,472
30,443	*,g,m	Crescent Point Energy Corp 144A	1,382,266
492,048	*	Denbury Resources, Inc	11,105,523
117,786		Saipem S.p.A.	6,690,153
123,913		Schlumberger Ltd	11,121,192
369,927		Tullow Oil plc	8,875,733

		TOTAL ENERGY	72,304,495

FOOD & STAPLES RETAILING - 0.6%
141,928		Whole Foods Market, Inc	8,907,401

		TOTAL FOOD & STAPLES RETAILING	8,907,401

FOOD BEVERAGE & TOBACCO - 2.8%
176,079		Corn Products International, Inc	9,701,953
137,205		Dr Pepper Snapple Group, Inc	5,378,436
91,665	*	Green Mountain Coffee Roasters, Inc	6,137,888
94,834	*	Hansen Natural Corp	6,273,269
47,296		Lorillard, Inc	5,037,024
109,355		Remy Cointreau S.A.	9,007,624

		TOTAL FOOD BEVERAGE & TOBACCO	41,536,194

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
96,905	*	Air Methods Corp	6,552,716
153,657	*	Edwards Lifesciences Corp	13,268,282
205,017	*	Hanger Orthopedic Group, Inc	5,570,312
148,588	*	Humana, Inc	11,310,518
43,701	*	Intuitive Surgical, Inc	15,282,239
200,000	*,m	MBF Healthcare Acquisition Corp	0
105,117	*	Pediatrix Medical Group, Inc	7,454,898
202,265	*	Sirona Dental Systems, Inc	11,543,264
323,524	*	Thoratec Corp	9,932,187

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	80,914,416

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
69,371		Estee Lauder Cos (Class A)	$6,728,987
69,982		Herbalife Ltd	6,282,984
261,301		Nu Skin Enterprises, Inc (Class A)	8,385,149

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,397,120

MATERIALS - 7.8%
96,664		Aptargroup, Inc	5,070,027
196,962		Ashland, Inc	12,227,401
116,416		Barrick Gold Corp	5,938,380
600,000	*	Calgon Carbon Corp	10,296,000
181,130		Cytec Industries, Inc	10,628,708
40,457		Eastman Chemical Co	4,339,013
123,846		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,815,245
738,130		Huntsman Corp	15,390,012
156,549		International Flavors & Fragrances, Inc	9,943,992
264,901	*	Kraton Polymers LLC	12,227,830
138,889		Walter Energy, Inc	19,197,238

		TOTAL MATERIALS	112,073,846

MEDIA - 2.2%
153,265	*	Imax Corp	5,376,536
1,237,445		Interpublic Group of Cos, Inc	14,539,979
109,972	*	Lamar Advertising Co (Class A)	3,576,289
4,180,791	*	Sirius XM Radio, Inc	8,319,774

		TOTAL MEDIA	31,812,578

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
376,938	*	Agilent Technologies, Inc	18,812,975
160,528	*	Dendreon Corp	6,971,731
429,817	*	Human Genome Sciences, Inc	12,666,707
183,518	*	Illumina, Inc	13,026,108
195,829	*	Life Technologies Corp	10,809,761
445,236	*	Mylan Laboratories, Inc	11,095,281
170,142		Perrigo Co	15,374,031
194,536	*	Vertex Pharmaceuticals, Inc	10,703,371
476,595		Warner Chilcott plc	10,985,515
107,863	*	Watson Pharmaceuticals, Inc	6,689,663

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	117,135,143

REAL ESTATE - 0.9%
193,312	*	Forest City Enterprises, Inc (Class A)	3,713,524
71,368		Public Storage, Inc	8,372,180

		TOTAL REAL ESTATE	12,085,704

RETAILING - 9.5%
258,031	*	Bed Bath & Beyond, Inc	14,480,700
121,573	*	Big Lots, Inc	4,997,866
195,207	*	Dick’s Sporting Goods, Inc	7,989,823

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

167,053		Kohl’s Corp	$8,805,363
285,372	*	Liberty Media Holding Corp (Interactive A)	4,988,303
523,911	*	LKQ Corp	13,213,035
283,564		Monro Muffler, Inc	8,614,674
54,635	*	NetFlix, Inc	12,711,925
148,343		Nordstrom, Inc	7,053,710
306,217		Petsmart, Inc	12,913,171
20,371	*	Priceline.com, Inc	11,143,141
171,660		Rent-A-Center, Inc	5,227,047
606,728	*	Sally Beauty Holdings, Inc	8,973,507
114,553		Tiffany & Co	7,954,560
159,478	*	Ulta Salon Cosmetics & Fragrance, Inc	8,482,635

		TOTAL RETAILING	137,549,460

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
277,248	*	Cavium Networks, Inc	13,091,650
35,080	*	First Solar, Inc	4,896,116
323,611	*	Marvell Technology Group Ltd	4,993,318
391,831	*	Micron Technology, Inc	4,423,772
265,620	*	Skyworks Solutions, Inc	8,356,405

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	35,761,261

SOFTWARE & SERVICES - 15.6%
117,991	*	Akamai Technologies, Inc	4,063,610
35,314	*	Alliance Data Systems Corp	3,354,830
159,407	*	Amadeus IT Holding S.A.	3,340,855
253,547	*	Ancestry.com, Inc	11,587,098
223,539	*	Ansys, Inc	12,359,471
239,610	*	Ariba, Inc	8,331,240
200,904	*	BMC Software, Inc	10,091,408
191,389	*	Check Point Software Technologies	10,512,998
207,895	*	Citrix Systems, Inc	17,533,863
166,808	*	Commvault Systems, Inc	6,570,567
195,457	*	Fortinet, Inc	9,518,756
9,069	*	Nuance Communications, Inc	187,728
30,335	*	OpenTable, Inc	3,375,982
403,348	*	QLIK Technologies, Inc	12,931,337
262,607	*	Rackspace Hosting, Inc	12,129,817
400,000	*	Radiant Systems, Inc	7,968,000
3,375	*	Responsys, Inc	53,933
154,511	*	Rovi Corp	7,503,054
43,513	*	Salesforce.com, Inc	6,030,902
470,216	*	SolarWinds, Inc	11,393,334
203,311		Solera Holdings, Inc	11,182,105
334,762	*	SuccessFactors, Inc	11,606,199
120,932	*	VeriFone Holdings, Inc	6,629,492
180,000	*	Verint Systems, Inc	6,161,400
154,703	*	VistaPrint Ltd	8,415,843
159,861	*	WebMD Health Corp (Class A)	9,251,156
676,005		Western Union Co	14,365,106

		TOTAL SOFTWARE & SERVICES	226,450,084

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
90,008	*	Acme Packet, Inc	$7,435,561
283,428	*	Aruba Networks, Inc	10,183,568
326,629	*	JDS Uniphase Corp	6,806,948
237,300		Plantronics, Inc	8,796,711
208,977	*	SanDisk Corp	10,269,130
252,186	*	Trimble Navigation Ltd	11,812,392

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	55,304,310

TELECOMMUNICATION SERVICES - 1.2%
242,047	*	Crown Castle International Corp	10,374,134
413,554	*	Velti plc	7,617,665

		TOTAL TELECOMMUNICATION SERVICES	17,991,799

TRANSPORTATION - 1.0%
114,849	*	Atlas Air Worldwide Holdings, Inc	7,914,245
306,592	*	UAL Corp	6,996,429

		TOTAL TRANSPORTATION	14,910,674

		TOTAL COMMON STOCKS	1,438,443,250

		(Cost $1,101,842,145)

		TOTAL INVESTMENTS - 99.7%	1,438,443,250
		(Cost $1,101,842,145)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	3,435,283

		NET ASSETS - 100.0%	$1,441,878,533

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At April 30, 2011 the value of these securities amounted to $1,382,266 or 0.1% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.2%

AUTOMOBILES & COMPONENTS - 1.5%
475,000	*	American Axle & Manufacturing Holdings, Inc	$6,080,000
150,000		Autoliv, Inc	12,019,500
230,000		Cooper Tire & Rubber Co	6,205,400
166,007	*	General Motors Co	5,327,165
224,000		Lear Corp (New)	11,455,360
80,000		Magna International, Inc - Class A (NY)	4,100,000

		TOTAL AUTOMOBILES & COMPONENTS	45,187,425

BANKS - 4.6%
255,000		Associated Banc-Corp	3,723,000
142,524		Capitol Federal Financial	1,613,372
355,000	*	CIT Group, Inc	15,073,300
360,000		Comerica, Inc	13,654,800
67,261		Cullen/Frost Bankers, Inc	3,984,542
577,391		Fifth Third Bancorp	7,661,979
590,000		First Horizon National Corp	6,460,500
3,450,000		Huntington Bancshares, Inc	23,425,499
161,000		PNC Financial Services Group, Inc	10,036,740
1,270,000		Regions Financial Corp	9,321,800
620,000		SunTrust Banks, Inc	17,477,800
370,000		TCF Financial Corp	5,768,300
330,000		TFS Financial Corp	3,590,400
180,000		Valley National Bancorp	2,577,600
280,000		Zions Bancorporation	6,846,000

		TOTAL BANKS	131,215,632

CAPITAL GOODS - 8.2%
130,000	*	AGCO Corp	7,485,400
195,000		Armstrong World Industries, Inc	8,726,250
195,000	*	Babcock & Wilcox Co	6,124,950
215,000		Chicago Bridge & Iron Co NV	8,716,100
230,000		Cooper Industries plc	15,168,500
50,000		Cummins, Inc	6,009,000
250,000		Eaton Corp	13,382,500
165,000	*	Foster Wheeler AG.	5,869,050
113,000		Goodrich Corp	9,985,810
255,000		Harsco Corp	9,078,000
378,000		Ingersoll-Rand plc	19,089,000
175,000		ITT Industries, Inc	10,113,250
27,000		Joy Global, Inc	2,725,650
665,000		KBR, Inc	25,516,050
740,000		Masco Corp	9,930,800
36,000		Pall Corp	2,103,840
140,000		Parker Hannifin Corp	13,204,800

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

150,000		Pentair, Inc	$6,024,000
75,000		Precision Castparts Corp	11,589,000
128,000		Rockwell Collins, Inc	8,076,800
220,000	*	Spirit Aerosystems Holdings, Inc (Class A)	5,412,000
360,000		Textron, Inc	9,396,000
44,176		Vallourec	5,511,244
195,000	*	WABCO Holdings, Inc	14,400,750

		TOTAL CAPITAL GOODS	233,638,744

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
469,763		Republic Services, Inc	14,853,906

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,853,906

CONSUMER DURABLES & APPAREL - 2.6%
600,000		DR Horton, Inc	7,464,000
80,000		Fortune Brands, Inc	5,206,400
200,000	*	Hanesbrands, Inc	6,502,000
340,000		Jarden Corp	12,372,600
90,000	*	Mohawk Industries, Inc	5,403,600
395,000		Newell Rubbermaid, Inc	7,528,700
7,100	*	NVR, Inc	5,249,243
320,000		Ryland Group, Inc	5,539,200
190,000	*	Tempur-Pedic International, Inc	11,928,200
73,000		VF Corp	7,340,880

		TOTAL CONSUMER DURABLES & APPAREL	74,534,823

CONSUMER SERVICES - 1.0%
180,000		Darden Restaurants, Inc	8,454,600
419,031	*	Orient-Express Hotels Ltd (Class A)	5,141,510
110,000	*	Penn National Gaming, Inc	4,401,100
120,000	*	Royal Caribbean Cruises Ltd	4,778,400
120,000		Starwood Hotels & Resorts Worldwide, Inc	7,148,400

		TOTAL CONSUMER SERVICES	29,924,010

DIVERSIFIED FINANCIALS - 3.4%
215,000		Ameriprise Financial, Inc	13,342,900
266,706	*	Apollo Management LP	4,822,044
165,000		Capital One Financial Corp	9,030,450
1,315,000		Discover Financial Services	32,664,600
210,000	*	E*Trade Financial Corp	3,410,400
590,000		Invesco Ltd	14,673,300
85,000		Jefferies Group, Inc	2,054,450
250,000		NYSE Euronext	10,012,500
170,000		TD Ameritrade Holding Corp	3,661,800

		TOTAL DIVERSIFIED FINANCIALS	93,672,444

ENERGY - 11.4%
160,000		Anadarko Petroleum Corp	12,630,400
77,000		Baker Hughes, Inc	5,960,570
210,000		Berry Petroleum Co (Class A)	11,157,300
85,000		Cabot Oil & Gas Corp	4,783,800

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

130,000	*	Cameron International Corp	$6,853,600
250,000	*	Cobalt International Energy, Inc	3,500,000
195,000	*	Concho Resources, Inc	20,835,750
182,000		Crescent Point Energy Corp	8,263,721
300,000		Crude Carriers Corp	3,900,000
455,000	*	Denbury Resources, Inc	10,269,350
115,000	*	Dril-Quip, Inc	8,804,400
700,000		El Paso Corp	13,587,000
95,000		Ensco International plc (ADR)	5,663,900
146,000	*	FMC Technologies, Inc	6,786,080
380,000	*	Forest Oil Corp	13,645,800
130,000		Frontline Ltd	2,874,300
32,000		Hess Corp	2,750,720
170,000		Massey Energy Co	11,600,800
430,000	*	McDermott International, Inc	9,928,700
97,000		Murphy Oil Corp	7,515,560
210,000	*	Nabors Industries Ltd	6,434,400
212,000		Noble Energy, Inc	20,409,240
100,000	*	Oceaneering International, Inc	8,742,000
140,000		Pioneer Natural Resources Co	14,312,200
285,000	*	Plains Exploration & Production Co	10,841,400
490,000	*	Pride International, Inc	21,515,900
186,590		Questar Market Resources, Inc	7,972,991
495,000	*	Rowan Cos, Inc	20,641,500
250,000		Southern Union Co	7,475,000
820,000		Spectra Energy Corp	23,812,800
218,213		Tullow Oil plc	5,235,628
1,120,000	*	Vantage Drilling Co	1,993,600
132,000		Williams Cos, Inc	4,378,440

		TOTAL ENERGY	325,076,850

FOOD & STAPLES RETAILING - 0.2%
280,000		Kroger Co	6,806,800

		TOTAL FOOD & STAPLES RETAILING	6,806,800

FOOD BEVERAGE & TOBACCO - 5.0%
390,000		ConAgra Foods, Inc	9,535,500
250,000		Corn Products International, Inc	13,775,000
265,000		H.J. Heinz Co	13,575,950
100,000		Hershey Co	5,771,000
220,000		Hormel Foods Corp	6,470,200
350,000		Lorillard, Inc	37,275,000
95,000	*	Ralcorp Holdings, Inc	7,391,000
300,000		Reynolds American, Inc	11,133,000
250,000		Sanderson Farms, Inc	11,900,000
740,000	*	Smithfield Foods, Inc	17,434,400
320,000		Tyson Foods, Inc (Class A)	6,368,000
310,000		Westway Group, Inc	1,419,800

		TOTAL FOOD BEVERAGE & TOBACCO	142,048,850

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
1,850,000	*	Boston Scientific Corp	$13,856,500
107,000	*	DaVita, Inc	9,425,630
230,000	*	Edwards Lifesciences Corp	19,860,500
205,000	*	HCA Holdings, Inc	6,724,000
545,000	*	Health Net, Inc	18,148,500
605,000	*	Healthsouth Corp	15,506,150
800,000	*	Hologic, Inc	17,616,000
520,000	*	PSS World Medical, Inc	14,955,200
120,000		Universal Health Services, Inc (Class B)	6,573,600

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	122,666,080

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
500,000		Alberto-Culver Co	18,670,000
192,288		Nu Skin Enterprises, Inc (Class A)	6,170,522
225,000		Reckitt Benckiser Group plc	12,520,592

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	37,361,114

INSURANCE - 7.6%
150,000		ACE Ltd	10,087,500
205,000		AON Corp	10,694,850
115,000	*	Arch Capital Group Ltd	11,960,000
142,000		Aspen Insurance Holdings Ltd	4,056,940
300,000		Assurant, Inc	11,910,000
255,000		Axis Capital Holdings Ltd	9,016,800
116,373		Cincinnati Financial Corp	3,686,697
91,000		Everest Re Group Ltd	8,291,920
130,000	*	Genworth Financial, Inc (Class A)	1,584,700
103,000		Hanover Insurance Group, Inc	4,348,660
333,000		Hartford Financial Services Group, Inc	9,647,010
265,000		Lincoln National Corp	8,275,950
490,000		Marsh & McLennan Cos, Inc	14,837,200
330,000		Max Capital Group Ltd	7,253,400
154,000		PartnerRe Ltd	12,375,440
255,000		Principal Financial Group	8,606,250
420,000		Progressive Corp	9,214,800
236,000		Prudential Financial, Inc	14,967,120
145,000		RenaissanceRe Holdings Ltd	10,190,600
705,000		UnumProvident Corp	18,668,400
128,126		Validus Holdings Ltd	4,169,220
960,000		XL Capital Ltd	23,443,200

		TOTAL INSURANCE	217,286,657

MATERIALS - 8.4%
145,000		Anglo American plc (London)	7,600,757
355,000		Ashland, Inc	22,038,400
235,000	*	Chemtura	4,507,300
254,718		Christian Hansen Holding	5,808,874
340,000	*	Crown Holdings, Inc	12,716,000
345,000		Cytec Industries, Inc	20,244,600
138,000		Eastman Chemical Co	14,800,500
650,000	*	Ferro Corp	9,750,000
62,533		FMC Corp	5,520,413
70,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,852,100

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

380,000	*	Georgia Gulf Corp	$14,964,400
210,615	*	Kraton Polymers LLC	9,721,988
826,459		MacArthur Coal Ltd	10,550,423
139,186		MeadWestvaco Corp	4,689,176
92,000		PPG Industries, Inc	8,709,640
143,000		Schnitzer Steel Industries, Inc (Class A)	8,876,010
140,000		Schweitzer-Mauduit International, Inc	7,257,600
210,000	*	Solutia, Inc	5,533,500
370,000		Temple-Inland, Inc	8,706,100
186,000		Walter Energy, Inc	25,708,920
45,000		Westlake Chemical Corp	2,954,250
540,589	*	WR Grace & Co	24,521,118

		TOTAL MATERIALS	239,032,069

MEDIA - 3.5%
370,000		Cablevision Systems Corp (Class A)	13,035,100
965,000		CBS Corp (Class B)	24,337,300
690,000		DISH Network Corp (Class A)	17,277,600
1,689,000		Interpublic Group of Cos, Inc	19,845,750
325,000	*	Liberty Global, Inc (Class A)	15,112,500
570,000		Pearson plc	10,924,549

		TOTAL MEDIA	100,532,799

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
750,000	*	Biovitrum AB	3,117,788
135,594	*	Bruker BioSciences Corp	2,676,626
270,000	*	Forest Laboratories, Inc	8,953,200
145,000	*	Hospira, Inc	8,225,850
560,000		Laboratorios Almirall S.A.	6,380,703
250,000	*	Mylan Laboratories, Inc	6,230,000
465,000		PerkinElmer, Inc	13,145,550
197,000		Shire plc (ADR)	18,362,370
260,966		Warner Chilcott plc	6,015,266
310,000	*	Watson Pharmaceuticals, Inc	19,226,200

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	92,333,553

REAL ESTATE - 9.3%
300,000		AMB Property Corp	10,920,000
290,000		American Assets Trust,Inc	6,403,200
1,050,000		Annaly Capital Management, Inc	18,732,000
225,000		Boston Properties, Inc	23,519,250
360,000		Brookfield Properties Corp	7,120,800
2,275,000		Chimera Investment Corp	9,213,750
368,000		Equity Residential	21,976,960
60,000		Essex Property Trust, Inc	8,128,800
250,000	*	Forestar Real Estate Group, Inc	4,917,500
500,000		General Growth Properties, Inc	8,350,000
800,000		Host Marriott Corp	14,232,000
325,000		Kilroy Realty Corp	13,630,500
640,000		Kimco Realty Corp	12,505,600
210,000		Macerich Co	11,092,200
115,000		Plum Creek Timber Co, Inc	4,955,350

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

60,000		Public Storage, Inc	$7,038,600
90,000		Rayonier, Inc	5,972,400
130,000		Regency Centers Corp	6,117,800
128,000		SL Green Realty Corp	10,563,840
100,000		Tanger Factory Outlet Centers, Inc	2,763,000
140,000		Taubman Centers, Inc	8,141,000
207,000		Ventas, Inc	11,577,510
245,000		Vornado Realty Trust	23,686,601
405,000		Weingarten Realty Investors	10,696,050

		TOTAL REAL ESTATE	262,254,711

RETAILING - 3.0%
460,000		Foot Locker, Inc	9,899,200
310,000	*	GameStop Corp (Class A)	7,960,800
120,000		Gap, Inc	2,788,800
735,000	*	Liberty Media Holding Corp (Interactive A)	12,847,800
465,000		Limited Brands, Inc	19,139,400
730,000		Macy’s, Inc	17,454,300
160,000		Nordstrom, Inc	7,608,000
130,000		TJX Companies, Inc	6,970,600

		TOTAL RETAILING	84,668,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
65,000		Analog Devices, Inc	2,620,150
410,000	*	Fairchild Semiconductor International, Inc	8,597,700
400,000	*	LSI Logic Corp	2,932,000
191,633		Maxim Integrated Products, Inc	5,239,246
1,135,000	*	Micron Technology, Inc	12,814,150
300,000	*	Teradyne, Inc	4,830,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,033,246

SOFTWARE & SERVICES - 3.1%
58,000	*	Alliance Data Systems Corp	5,510,000
200,000	*	Autonomy Corp plc	5,397,695
530,000		CA, Inc	13,032,700
110,000	*	CACI International, Inc (Class A)	6,722,100
350,000		Computer Sciences Corp	17,843,000
500,000		Earthlink, Inc	4,110,000
270,000	*	IAC/InterActiveCorp	9,749,700
280,000	*	Symantec Corp	5,502,000
250,000	*	Teradata Corp	13,980,000
384,000		Western Union Co	8,160,000

		TOTAL SOFTWARE & SERVICES	90,007,195

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
146,000	*	Arrow Electronics, Inc	6,656,140
1,700,000	*	Brocade Communications Systems, Inc	10,625,000
580,000		Seagate Technology, Inc	10,219,600
320,000		Tellabs, Inc	1,574,400
267,000		Tyco Electronics Ltd	9,571,950
2,080,000		Xerox Corp	20,987,200

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	59,634,290

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.8%
901,440		CenturyTel, Inc	$36,760,723
4,050,000		Frontier Communications Corp	33,493,500
1,500,000	*	Sprint Nextel Corp	7,770,000
335,169	*	Vonage Holdings Corp	1,729,472

		TOTAL TELECOMMUNICATION SERVICES	79,753,695

TRANSPORTATION - 2.0%
143,000	*	Alaska Air Group, Inc	9,419,410
248,926		Baltic Trading Ltd	1,993,897
300,000		Con-Way, Inc	11,676,000
230,000		Costamare, Inc	3,969,800
128,000		CSX Corp	10,072,320
30,000		FedEx Corp	2,870,100
130,000	*	Kansas City Southern Industries, Inc	7,554,300
38,000		Norfolk Southern Corp	2,837,840
350,000	*	UAL Corp	7,987,000

		TOTAL TRANSPORTATION	58,380,667

UTILITIES - 6.9%
239,516		American Water Works Co, Inc	7,036,980
912,270		Centerpoint Energy, Inc	16,968,222
350,000		CMS Energy Corp	6,930,000
500,000		Constellation Energy Group, Inc	18,210,000
200,000		DTE Energy Co	10,106,000
320,000		Edison International	12,566,400
200,000		Northeast Utilities	7,120,000
380,000		NorthWestern Corp	12,369,000
325,000	*	NRG Energy, Inc	7,865,000
450,000		NV Energy, Inc	6,835,500
180,000		PG&E Corp	8,294,400
560,063		PPL Corp	15,362,528
360,000		Progress Energy, Inc	17,082,000
360,000		Public Service Enterprise Group, Inc	11,581,200
186,590		Questar Corp	3,278,386
150,000	*	RRI Energy, Inc	589,500
305,000		Sempra Energy	16,805,500
715,000		Xcel Energy, Inc	17,395,950

		TOTAL UTILITIES	196,396,566

		TOTAL COMMON STOCKS	2,774,301,026

		(Cost $2,169,672,799)

		TOTAL INVESTMENTS - 97.2%	2,774,301,026
		(Cost $2,169,672,799)
		OTHER ASSETS & LIABILITIES, NET - 2.8%	76,371,055

		NET ASSETS - 100.0%	$2,850,672,081

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.7%
268,519		Cooper Tire & Rubber Co	$7,244,643
442,251	*	Dana Holding Corp	8,035,700
444,982	*	Exide Technologies	4,467,619
92,096		Standard Motor Products, Inc	1,312,368
111,086		Superior Industries International, Inc	2,807,143
88,647	*	Tower International, Inc	1,472,427

		TOTAL AUTOMOBILES & COMPONENTS	25,339,900

BANKS - 5.2%
20,000		1st Source Corp	424,400
33,800		Berkshire Hills Bancorp, Inc	753,740
123,208		Brookline Bancorp, Inc	1,135,978
25,200		Cathay General Bancorp	429,660
10,700		Century Bancorp, Inc	295,106
44,700		Chemical Financial Corp	899,811
18,300		City Holding Co	624,030
73,920		Columbia Banking System, Inc	1,394,131
38,018		Community Bank System, Inc	951,210
80,656		CVB Financial Corp	785,589
70,000		Dime Community Bancshares	1,082,200
232,732		East West Bancorp, Inc	4,917,627
18,500	*	First Defiance Financial Corp	253,080
184,989		First Financial Bancorp	3,048,619
30,066		First Financial Bankshares, Inc	1,666,258
27,100		First Interstate Bancsystem, Inc	370,728
26,400		First Merchants Corp	244,728
239,769		FirstMerit Corp	4,188,764
257,000		FNB Corp	2,814,150
79,002		Hancock Holding Co	2,580,205
16,700		IBERIABANK Corp	1,002,167
10,211		Independent Bank Corp	299,284
126,379		International Bancshares Corp	2,226,798
30,208		Lakeland Bancorp, Inc	322,924
35,371		MainSource Financial Group, Inc	340,623
103,498		National Penn Bancshares, Inc	849,719
47,750		NBT Bancorp, Inc	1,079,150
280,895		Northwest Bancshares, Inc	3,536,467
84,793		Prosperity Bancshares, Inc	3,887,759
190,178		Provident Financial Services, Inc	2,761,385
261,971		Radian Group, Inc	1,553,488
18,618		Republic Bancorp, Inc (Class A)	405,500
13,529		SCBT Financial Corp	436,175
20,416	*	Signature Bank	1,188,415
34,543		Simmons First National Corp (Class A)	911,590

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

40,764	*	Southwest Bancorp, Inc	$578,034
42,962		Sterling Bancorp	444,657
77,703	*	Sun Bancorp, Inc	282,839
118,199		Susquehanna Bancshares, Inc	1,089,795
136,515	*	SVB Financial Group	8,250,966
30,500	*	The Bancorp, Inc	298,595
30,100		Trico Bancshares	490,931
21,700		Trustmark Corp	504,308
100,867		UMB Financial Corp	4,247,509
62,760		Umpqua Holdings Corp	728,644
10,000		Union Bankshares Corp	127,300
44,108		United Financial Bancorp, Inc	720,725
140,500		Webster Financial Corp	3,023,560
20,600		WesBanco, Inc	418,180
208,152	*	Western Alliance Bancorp	1,721,417
66,948		Wilshire Bancorp, Inc	267,792
125,727		Wintrust Financial Corp	4,235,743

		TOTAL BANKS	77,092,453

CAPITAL GOODS - 9.2%
44,919		A.O. Smith Corp	1,975,088
67,739		AAR Corp	1,763,924
162,700		Actuant Corp (Class A)	4,516,552
45,779		Alamo Group, Inc	1,309,737
81,321	*	Altra Holdings, Inc	2,064,740
45,269		Ampco-Pittsburgh Corp	1,216,378
19,263		Apogee Enterprises, Inc	275,076
174,721		Applied Industrial Technologies, Inc	6,160,662
62,688	*	Astec Industries, Inc	2,431,041
116,709	*	Beacon Roofing Supply, Inc	2,604,945
49,100		Belden CDT, Inc	1,867,273
191,704	*	Blount International, Inc	3,182,286
60,242		Briggs & Stratton Corp	1,421,109
43,605		Cascade Corp	1,997,109
55,598	*	Ceradyne, Inc	2,605,322
10,407	*	Chart Industries, Inc	505,884
57,519		Cubic Corp	3,110,628
186,906		Curtiss-Wright Corp	6,214,625
45,128		Ducommun, Inc	1,026,662
34,060	*	DXP Enterprises, Inc	894,075
236,070	*,d	EMCOR Group, Inc	7,311,088
27,853	*	EnerSys	1,055,350
117,303	*	EnPro Industries, Inc	4,701,504
353,050	*	Force Protection, Inc	1,585,195
56,615		Franklin Electric Co, Inc	2,553,903
269,115	*	GenCorp, Inc	1,757,321
436,064		Great Lakes Dredge & Dock Corp	3,248,677
148,387		Heico Corp	7,146,341
61,846	*	Kadant, Inc	1,907,949
48,784		Kaman Corp	1,814,765
56,890	*	Layne Christensen Co	1,693,046
38,340		LB Foster Co (Class A)	1,631,750

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

158,600	*	Mastec, Inc	$3,597,048
138,118		Mueller Industries, Inc	5,403,176
35,981		Nacco Industries, Inc (Class A)	3,786,281
7,876		Nordson Corp	448,696
98,900		Perini Corp	2,636,674
35,900	*	Polypore International, Inc	2,217,543
53,385	*	Powell Industries, Inc	2,109,775
263,486		Quanex Building Products Corp	5,522,667
1,108		Seaboard Corp	2,644,796
71,400		Snap-On, Inc	4,410,378
53,309		Standex International Corp	1,948,977
69,832	*	Sterling Construction Co, Inc	1,046,782
100,400	*	Titan Machinery, Inc	3,158,584
34,400		Triumph Group, Inc	2,962,528
240,265	*	United Rentals, Inc	7,068,596
18,800		Watts Water Technologies, Inc (Class A)	727,560
38,900		Woodward Governor Co	1,441,245

		TOTAL CAPITAL GOODS	134,681,311

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
129,500	*	Acacia Research (Acacia Technologies)	5,323,744
110,050		Administaff, Inc	3,333,415
36,686	*	Advisory Board Co	1,713,970
237,062		Brink’s Co	7,825,417
74,053	*	Consolidated Graphics, Inc	4,158,076
89,109		Corporate Executive Board Co	3,550,994
44,928	*	Exponent, Inc	1,927,860
337,416		Steelcase, Inc (Class A)	3,897,155
126,490	*	SYKES Enterprises, Inc	2,533,595
74,304	*	Tetra Tech, Inc	1,755,060
166,550	*	TrueBlue, Inc	2,345,024
15,015		VSE Corp	423,273

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	38,787,583

CONSUMER DURABLES & APPAREL - 3.9%
78,859	*	Arctic Cat, Inc	1,324,043
108,400	*	Ascena Retail Group, Inc	3,391,836
36,570		Blyth, Inc	1,723,910
324,485		Brunswick Corp	7,583,214
180,933	*	CROCS, Inc	3,638,563
56,416	*	Deckers Outdoor Corp	4,787,462
462,500	*	Eastman Kodak Co	1,285,750
79,453	*	Helen of Troy Ltd	2,472,577
102,718	*	iRobot Corp	3,638,272
132,043	*	Jakks Pacific, Inc	2,778,185
80,577	*	Kenneth Cole Productions, Inc (Class A)	1,085,372
22,900	*	Lululemon Athletica, Inc	2,290,687
69,600		Polaris Industries, Inc	7,337,928
298,700	*	Quiksilver, Inc	1,299,345
141,609		Ryland Group, Inc	2,451,252
91,784	*	Timberland Co (Class A)	4,147,719
90,301	*	Warnaco Group, Inc	5,811,772

		TOTAL CONSUMER DURABLES & APPAREL	57,047,887

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.5%
57,967	*	American Public Education, Inc	$2,449,106
83,900	*	Buffalo Wild Wings, Inc	5,126,290
120,156	*	California Pizza Kitchen, Inc	1,922,496
38,985	*	Capella Education Co	1,933,656
33,900		CBRL Group, Inc	1,736,697
61,619		CEC Entertainment, Inc	2,331,047
129,974	*	Cheesecake Factory	3,823,835
72,040	*	Papa John’s International, Inc	2,165,522
131,366		PF Chang’s China Bistro, Inc	5,267,777
81,000	*	Pinnacle Entertainment, Inc	1,124,280
141,100		Sotheby’s (Class A)	7,128,372
110,221		Universal Technical Institute, Inc	1,991,693

		TOTAL CONSUMER SERVICES	37,000,771

DIVERSIFIED FINANCIALS - 2.7%
929,000	*	American Capital Ltd	9,540,830
238,160		BGC Partners, Inc (Class A)	2,298,244
83,683		Calamos Asset Management, Inc (Class A)	1,361,522
99,101		Cash America International, Inc	4,702,342
135,820	*	Dollar Financial Corp	3,122,502
121,029	*	E*Trade Financial Corp	1,965,511
93,346		Evercore Partners, Inc (Class A)	3,256,842
21,331		GAMCO Investors, Inc (Class A)	1,097,480
116,506		Nelnet, Inc (Class A)	2,683,133
279,522	*	PHH Corp	5,998,542
41,394	*	Piper Jaffray Cos	1,483,975
72,500		Solar Capital Ltd	1,840,050

		TOTAL DIVERSIFIED FINANCIALS	39,350,973

ENERGY - 7.4%
202,723		Alon USA Energy, Inc	2,787,441
89,309	*	Approach Resources, Inc	2,629,257
238,451	*	Basic Energy Services, Inc	7,329,983
16,735		Berry Petroleum Co (Class A)	889,131
93,600	*	Bill Barrett Corp	3,905,928
56,200	*	Brigham Exploration Co	1,884,386
140,200	*	Cheniere Energy, Inc	1,273,016
148,874	*	Cloud Peak Energy, Inc	3,099,557
34,206	*	Complete Production Services, Inc	1,160,952
62,900	*	CVR Energy, Inc	1,398,267
59,064	*	Dawson Geophysical Co	2,634,254
156,918	*	Energy Partners Ltd	2,857,477
179,213	*	Energy XXI Bermuda Ltd	6,496,471
164,268	*	Goodrich Petroleum Corp	3,691,102
134,158	*	Green Plains Renewable Energy, Inc	1,679,658
469,400	*	ION Geophysical Corp	5,933,216
223,200	*	Key Energy Services, Inc	4,062,240
6,703		Lufkin Industries, Inc	618,888
484,770	*	Magnum Hunter Resources Corp	3,955,723

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

602,096	*	Newpark Resources, Inc	$5,436,927
116,738	*	Oasis Petroleum, Inc	3,587,359
23,374	*	OYO Geospace Corp	2,180,327
145,071	*	Patriot Coal Corp	3,652,888
451,297	*	Pioneer Drilling Co	6,995,104
73,200	*	Resolute Energy Corp	1,294,908
155,888		RPC, Inc	4,216,770
217,961	*	Stone Energy Corp	7,707,101
102,924		Targa Resources Investments, Inc	3,604,398
129,248	*	Tesco Corp	2,431,155
340,111		Vaalco Energy, Inc	2,370,574
14,077	*	Westmoreland Coal Co	263,521
151,790		World Fuel Services Corp	6,007,848

		TOTAL ENERGY	108,035,827

FOOD & STAPLES RETAILING - 1.5%
78,220		Andersons, Inc	3,883,623
133,213	*	Pantry, Inc	2,062,137
178,272		Ruddick Corp	7,401,853
97,240	*	United Natural Foods, Inc	4,151,176
8,461		Village Super Market (Class A)	228,785
45,532		Weis Markets, Inc	1,879,106
223,400	*	Winn-Dixie Stores, Inc	1,583,906

		TOTAL FOOD & STAPLES RETAILING	21,190,586

FOOD BEVERAGE & TOBACCO - 0.5%
217,769	*	Alliance One International, Inc	868,898
195,500	*	Chiquita Brands International, Inc	3,112,360
31,552		J&J Snack Foods Corp	1,603,473
96,100	*	Pilgrim’s Pride Corp	565,068

		TOTAL FOOD BEVERAGE & TOBACCO	6,149,799

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
224,552	*	Align Technology, Inc	5,420,685
62,603	*	Almost Family, Inc	2,170,446
147,530	*	Amedisys, Inc	4,915,700
84,774		Cantel Medical Corp	2,198,190
106,450	*	Catalyst Health Solutions, Inc	6,340,162
215,521	*	Continucare Corp	1,155,193
5,905	*	Cynosure, Inc (Class A)	86,981
64,702	*	DynaVox, Inc	378,507
211,911	*	Five Star Quality Care, Inc	1,775,814
95,280	*	Greatbatch, Inc	2,579,230
42,698	*	ICU Medical, Inc	1,926,107
116,591	*	Immucor, Inc	2,545,182
120,040	*	Insulet Corp	2,579,660
177,395		Invacare Corp	5,836,295
46,522	*	Kensey Nash Corp	1,150,489
260,949	*	Kindred Healthcare, Inc	6,581,134
23,832	*	Magellan Health Services, Inc	1,239,741
148,112	*	Medidata Solutions, Inc	3,802,035
169,727	*	Molina Healthcare, Inc	7,298,261

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

40,200	*	MWI Veterinary Supply, Inc	$3,343,434
61,850	*	NxStage Medical, Inc	1,523,984
131,870	*	Omnicell, Inc	2,028,161
58,986	*	Orthofix International NV	2,009,653
148,288		Owens & Minor, Inc	5,108,522
87,901	*	PharMerica Corp	1,156,777
42,953	*	Providence Service Corp	633,127
103,603	*	Sirona Dental Systems, Inc	5,912,622
60,482	*	SonoSite, Inc	2,098,725
129,295	*	Sunrise Senior Living, Inc	1,342,082
149,340	*	Team Health Holdings, Inc	2,968,879
51,757	*	Triple-S Management Corp (Class B)	1,083,792
174,800	*	WellCare Health Plans, Inc	7,657,987
165,859	*	Wright Medical Group, Inc	2,741,649

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	99,589,206

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
74,175	*	Central Garden and Pet Co (Class A)	743,234
60,500	*	Elizabeth Arden, Inc	1,818,630
61,525		Inter Parfums, Inc	1,170,821
48,803	*	Medifast, Inc	963,859
136,918		Nu Skin Enterprises, Inc (Class A)	4,393,699
147,004	*	Prestige Brands Holdings, Inc	1,697,896
78,195	*	Revlon, Inc (Class A)	1,346,518

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,134,657

INSURANCE - 2.9%
45,559	*	American Safety Insurance Holdings Ltd	927,581
36,637		Argo Group International Holdings Ltd	1,150,768
994,681	*	Conseco, Inc	8,017,130
106,556		Crawford & Co (Class B)	495,485
102,103		FBL Financial Group, Inc (Class A)	3,114,142
374,831		First American Financial Corp	5,847,364
263,972		Horace Mann Educators Corp	4,719,819
134,885		Maiden Holdings Ltd	1,004,893
181,676		Max Capital Group Ltd	3,993,238
99,099		Meadowbrook Insurance Group, Inc	1,014,774
49,960	*	National Financial Partners Corp	803,856
67,401		Platinum Underwriters Holdings Ltd	2,548,432
118,400	*	ProAssurance Corp	7,861,760
38,849		Selective Insurance Group, Inc	685,296

		TOTAL INSURANCE	42,184,538

MATERIALS - 6.5%
42,100		Arch Chemicals, Inc	1,628,007
112,256	*	Brush Engineered Materials, Inc	4,687,811
127,800		Buckeye Technologies, Inc	3,598,848
247,874	*	Coeur d’Alene Mines Corp	7,860,084
4,761	*	Contango ORE, Inc	82,841
70,900	*	Georgia Gulf Corp	2,792,042
77,812	*	Graham Packaging Co, Inc	1,789,676
111,900		H.B. Fuller Co	2,445,015

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

29,318		Kaiser Aluminum Corp	$1,469,125
74,600	*	Kraton Polymers LLC	3,443,536
82,146		Minerals Technologies, Inc	5,585,928
71,700	*	Molycorp, Inc	5,255,610
74,970	*	Noranda Aluminium Holding Corp	1,273,740
106,094	*	OM Group, Inc	3,844,847
227,536	*	Omnova Solutions, Inc	1,934,056
72,900		PAN American Silver Corp	2,630,232
519,006		PolyOne Corp	7,515,207
83,000		Rock-Tenn Co (Class A)	5,732,810
92,810	*	Rockwood Holdings, Inc	5,266,039
84,883		Silgan Holdings, Inc	3,892,734
32,391		Stepan Co	2,331,180
134,900	*	Stillwater Mining Co	3,077,069
64,432	*	Thompson Creek Metals Co, Inc	794,447
109,400		Westlake Chemical Corp	7,182,110
208,290	*	WR Grace & Co	9,448,035

		TOTAL MATERIALS	95,561,029

MEDIA - 0.4%
52,500	*	AH Belo Corp (Class A)	436,800
76,444	*	EW Scripps Co (Class A)	726,218
45,626	*	Global Sources Ltd	558,462
229,961	*	Journal Communications, Inc (Class A)	1,253,287
95,814		Scholastic Corp	2,517,993

		TOTAL MEDIA	5,492,760

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
107,268	*	Affymax, Inc	701,533
174,928	*	Affymetrix, Inc	944,611
136,793	*	Alkermes, Inc	1,972,555
104,733	*	AMAG Pharmaceuticals, Inc	1,989,927
75,029	*	Ariad Pharmaceuticals, Inc	641,498
201,010	*	Arqule, Inc	1,419,131
195,131	*	Caliper Life Sciences, Inc	1,305,426
94,800	*	Celera Corp	749,868
33,800	*	Cornerstone Therapeutics, Inc	236,262
214,118	*	Cubist Pharmaceuticals, Inc	7,247,893
228,948	*	Depomed, Inc	2,021,611
158,738	*	Emergent Biosolutions, Inc	3,684,309
107,000	*	Enzon Pharmaceuticals, Inc	1,228,360
321,031	*	Exelixis, Inc	3,935,840
154,511	*	Impax Laboratories, Inc	4,230,511
290,000	*	Incyte Corp	5,359,200
65,300	*	Jazz Pharmaceuticals, Inc	2,083,723
167,848	*	Medicines Co	2,635,214
31,765		Medicis Pharmaceutical Corp (Class A)	1,126,387
130,806	*	Medivation, Inc	3,230,908
92,500	*	Momenta Pharmaceuticals, Inc	1,745,475
301,277	*	Neurocrine Biosciences, Inc	2,316,820
140,529	*	NPS Pharmaceuticals, Inc	1,457,286
41,950	*	Onyx Pharmaceuticals, Inc	1,576,062

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

39,540	*	Par Pharmaceutical Cos, Inc	$1,361,758
353,696		PDL BioPharma, Inc	2,270,728
94,030	*	Questcor Pharmaceuticals, Inc	1,927,615
14,010	*	Salix Pharmaceuticals Ltd	550,453
302,578	*	Santarus, Inc	941,018
96,200	*	Sciclone Pharmaceuticals, Inc	424,242
2,251	*	Sequenom, Inc	15,870
192,944	*	Spectrum Pharmaceuticals, Inc	1,736,496
115,100	*	SuperGen, Inc	311,921
102,570	*	Targacept, Inc	2,480,143
185,561	*	Vanda Pharmaceuticals, Inc	1,493,766
374,714	*	Viropharma, Inc	7,228,232

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	74,582,652

REAL ESTATE - 7.1%
87,797		Agree Realty Corp	2,053,572
2,972		Alexander’s, Inc	1,305,570
163,709		American Capital Agency Corp	4,765,569
160,839		Associated Estates Realty Corp	2,676,361
392,220		CBL & Associates Properties, Inc	7,283,526
32,800		Colonial Properties Trust	694,048
156,900		DuPont Fabros Technology, Inc	3,837,774
104,500		Entertainment Properties Trust	4,975,245
104,550		Equity Lifestyle Properties, Inc	6,254,181
255,300		Extra Space Storage, Inc	5,527,245
189,714	*	First Industrial Realty Trust, Inc	2,375,219
120,156		Getty Realty Corp	3,053,164
164,592		Highwoods Properties, Inc	6,073,445
99,900		Invesco Mortgage Capital, Inc	2,271,726
17,919		Kilroy Realty Corp	751,523
121,000		LaSalle Hotel Properties	3,404,940
86,230		LTC Properties, Inc	2,536,887
27,371		Mid-America Apartment Communities, Inc	1,829,751
90,380		National Health Investors, Inc	4,395,179
364,012	*	Newcastle Investment Corp	2,296,916
201,752		Omega Healthcare Investors, Inc	4,632,226
79,556		Parkway Properties, Inc	1,426,439
152,574		Pennsylvania Real Estate Investment Trust	2,409,143
130,294		Potlatch Corp	5,041,075
68,111		PS Business Parks, Inc	4,104,369
45,170		Saul Centers, Inc	1,977,994
52,300		Sovran Self Storage, Inc	2,237,394
148,700		Starwood Property Trust, Inc	3,388,873
55,251		Sun Communities, Inc	2,126,058
134,042		Tanger Factory Outlet Centers, Inc	3,703,580
74,169		Urstadt Biddle Properties, Inc (Class A)	1,459,646
164,908		U-Store-It Trust	1,873,355
54,836		Washington Real Estate Investment Trust	1,776,686

		TOTAL REAL ESTATE	104,518,679

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 4.5%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	$371,505
242,690	*	Ann Taylor Stores Corp	7,574,355
75,064		Bon-Ton Stores, Inc/the	1,041,888
122,712		Cato Corp (Class A)	3,130,383
115,815	*	Children’s Place Retail Stores, Inc	6,157,884
196,752		Christopher & Banks Corp	1,210,025
34,828	*	Core-Mark Holding Co, Inc	1,167,086
109,009		Dillard’s, Inc (Class A)	5,234,613
100,490	*	DSW, Inc (Class A)	4,771,265
154,200		Express Parent LLC	3,329,178
245,544		Finish Line, Inc (Class A)	5,276,741
121,680	*	Kirkland’s, Inc	1,836,151
106,400		Nutri/System, Inc	1,600,256
155,183	*	OfficeMax, Inc	1,545,623
88,102	*	Overstock.com, Inc	1,224,618
75,316		PetMed Express, Inc	1,136,518
655,797	*	Pier 1 Imports, Inc	7,987,606
238,088	*	Select Comfort Corp	3,778,457
67,172	*	Shutterfly, Inc	4,135,109
721,817	*	Wet Seal, Inc (Class A)	3,175,995

		TOTAL RETAILING	65,685,256

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
195,239	*	Amkor Technology, Inc	1,308,101
68,087	*	Ceva, Inc	2,082,100
327,653	*	Cirrus Logic, Inc	5,425,934
510,778	*	Entegris, Inc	4,408,014
436,520	*	Entropic Communications, Inc	3,823,915
97,314	*	FEI Co	3,158,812
507,206	*	FSI International, Inc	2,333,148
533,535	*	GT Solar International, Inc	5,959,586
495,033	*	Kulicke & Soffa Industries, Inc	4,484,999
864,694	*	Lattice Semiconductor Corp	5,871,272
226,275	*	LTX-Credence Corp	1,961,804
61,485	*	MaxLinear, Inc	577,344
393,790	*	Mindspeed Technologies, Inc	3,551,986
252,300	*	MIPS Technologies, Inc	2,099,136
105,891		MKS Instruments, Inc	3,005,187
133,548	*	Nanometrics, Inc	2,159,471
101,600	*	Omnivision Technologies, Inc	3,413,760
320,200	*	Photronics, Inc	2,795,346
695,070	*	RF Micro Devices, Inc	4,629,166
71,200	*	Rubicon Technology, Inc	2,029,912
197,180	*	Rudolph Technologies, Inc	2,230,106
430,800	*	Silicon Image, Inc	3,584,256
104,383	*	Tessera Technologies, Inc	2,062,608
146,626	*	Veeco Instruments, Inc	7,496,988
138,695	*	Zoran Corp	1,452,137

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	81,905,088

SOFTWARE & SERVICES - 9.6%
94,400	*	ACI Worldwide, Inc	3,118,976
119,375	*	Acxiom Corp	1,738,100

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

31,400		Blackbaud, Inc	$868,524
45,618	*	Blackboard, Inc	2,194,682
78,400	*	BroadSoft, Inc	3,563,280
55,200	*	CACI International, Inc (Class A)	3,373,272
174,354	*	Cardtronics, Inc	3,705,023
189,824	*	Commvault Systems, Inc	7,477,168
138,335	*	CSG Systems International, Inc	2,938,235
278,774		Earthlink, Inc	2,291,522
111,867	*	Euronet Worldwide, Inc	2,097,506
28,700		Forrester Research, Inc	1,133,937
206,007	*	Fortinet, Inc	10,032,542
78,495	*	Interactive Intelligence, Inc	2,937,283
85,281	*	j2 Global Communications, Inc	2,512,378
13,270	*	Kenexa Corp	390,403
300,754	*	Magma Design Automation, Inc	1,912,795
103,884	*	Manhattan Associates, Inc	3,755,407
90,735		MAXIMUS, Inc	7,257,893
46,300	*	MicroStrategy, Inc (Class A)	6,542,190
118,194	*	Netscout Systems, Inc	3,024,584
60,676		Opnet Technologies, Inc	2,376,072
170,994	*	Quest Software, Inc	4,404,805
133,600	*	Rackspace Hosting, Inc	6,170,984
138,283	*	RightNow Technologies, Inc	5,003,079
145,416	*	S1 Corp	999,008
123,067	*	SolarWinds, Inc	2,981,913
124,260	*	Sourcefire, Inc	3,307,801
98,400	*	TA Indigo Holding Corp	3,125,184
234,900	*	Take-Two Interactive Software, Inc	3,800,682
131,005	*	TeleTech Holdings, Inc	2,603,069
241,609	*	TIBCO Software, Inc	7,245,855
191,731	*	Unisys Corp	5,690,576
246,100		United Online, Inc	1,624,260
361,342	*	Valueclick, Inc	6,052,479
152,456	*	Vasco Data Security International	1,881,307
123,900	*	VeriFone Holdings, Inc	6,792,198
27,100		VirnetX Holding Corp	686,985
177,279	*	Websense, Inc	4,572,025

		TOTAL SOFTWARE & SERVICES	142,183,982

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
119,480	*	Acme Packet, Inc	9,870,242
106,512	*	Agilysys, Inc	555,993
413,231	*	Arris Group, Inc	4,958,772
215,600	*	Blue Coat Systems, Inc	6,209,280
240,000	*	Brightpoint, Inc	2,428,800
81,555	*	Coherent, Inc	5,098,003
157,166		Comtech Telecommunications Corp	4,447,798
82,518	*	DG FastChannel, Inc	3,019,334
337,850	*	Extreme Networks, Inc	1,057,471
1,000	*	Harris Stratex Networks, Inc (Class A)	5,120
17,550		InterDigital, Inc	812,390
13,737	*	Loral Space & Communications, Inc	960,216

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

76,856	*	Multi-Fineline Electronix, Inc	$2,046,675
212,971	*	Newport Corp	3,988,947
75,233	*	Oplink Communications, Inc	1,489,613
122,864	*	OSI Systems, Inc	4,716,749
151,672		Plantronics, Inc	5,622,481
526,673	*	Power-One, Inc	4,350,319
688,612	*	Powerwave Technologies, Inc	3,146,957
699,860	*	Quantum Corp	2,225,555
120,960	*	Riverbed Technology, Inc	4,250,534
95,278	*	Symmetricom, Inc	581,196
182,508	*	Synaptics, Inc	5,186,877

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	77,029,322

TELECOMMUNICATION SERVICES - 1.1%
89,235	*	Global Crossing Ltd	2,086,314
110,047		IDT Corp (Class B)	3,190,263
157,100	*	Neutral Tandem, Inc	2,402,059
142,419		USA Mobility, Inc	2,200,374
1,309,116	*	Vonage Holdings Corp	6,755,038

		TOTAL TELECOMMUNICATION SERVICES	16,634,048

TRANSPORTATION - 2.8%
130,638	*	Alaska Air Group, Inc	8,605,125
42,109	*	Amerco, Inc	4,283,327
81,365		Arkansas Best Corp	1,872,209
114,940	*	Atlas Air Worldwide Holdings, Inc	7,920,515
159,190	*	Celadon Group, Inc	2,351,236
88,737	*	Dollar Thrifty Automotive Group, Inc	6,116,641
190,400	*	Excel Maritime Carriers Ltd	763,504
366,642	*	JetBlue Airways Corp	2,075,194
20,500	*	PAM Transportation Services, Inc	233,085
136,859	*	US Airways Group, Inc	1,244,048
240,500		Werner Enterprises, Inc	6,293,886

		TOTAL TRANSPORTATION	41,758,770

UTILITIES - 3.0%
261,145		Avista Corp	6,358,880
114,370		Black Hills Corp	3,974,358
41,913		Chesapeake Utilities Corp	1,793,457
148,841		Cleco Corp	5,224,319
96,519	*	El Paso Electric Co	2,990,159
17,712		Idacorp, Inc	694,488
60,584		Laclede Group, Inc	2,324,608
307,889		Portland General Electric Co	7,684,909
160,561		Southwest Gas Corp	6,385,511
169,400		WGL Holdings, Inc	6,694,688

		TOTAL UTILITIES	44,125,377

		TOTAL COMMON STOCKS	1,448,062,454

		(Cost $1,198,120,601)

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 99.0%	$1,448,062,454
		(Cost $1,198,120,601)
		OTHER ASSETS & LIABILITIES, NET - 1.0%	11,491,020

		NET ASSETS - 100.0%	$1,459,553,474

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.6%
2,832		Autoliv, Inc	$226,928
11,158	*	BorgWarner, Inc	861,844
596	*	Federal Mogul Corp (Class A)	15,794
397,285	*	Ford Motor Co	6,146,000
14,237		Gentex Corp	446,330
28,309	*	Goodyear Tire & Rubber Co	513,808
24,993		Harley-Davidson, Inc	931,239
68,760		Johnson Controls, Inc	2,819,160
3,658		Lear Corp (New)	187,070
2,212	*	Tesla Motors, Inc	61,051
3,437		Thor Industries, Inc	106,581
6,226	*	TRW Automotive Holdings Corp	355,256

		TOTAL AUTOMOBILES & COMPONENTS	12,671,061

BANKS - 0.0%
1,767		Bank of Hawaii Corp	86,212
267		Capitol Federal Financial	3,022
8,200		Hudson City Bancorp, Inc	78,146

		TOTAL BANKS	167,380

CAPITAL GOODS - 10.9%
77,292		3M Co	7,513,555
3,565	*	Aecom Technology Corp	97,182
3,309		Alliant Techsystems, Inc	233,781
16,869		Ametek, Inc	776,649
211		Armstrong World Industries, Inc	9,442
10,196	*	Babcock & Wilcox Co	320,256
66,642		Boeing Co	5,316,698
8,309		Bucyrus International, Inc (Class A)	759,858
470		Carlisle Cos, Inc	23,284
68,022		Caterpillar, Inc	7,850,420
4,253		Chicago Bridge & Iron Co NV	172,417
390	*	CNH Global NV	18,837
18,159		Cooper Industries plc	1,197,586
21,496		Cummins, Inc	2,583,389
53,375		Danaher Corp	2,948,435
43,391		Deere & Co	4,230,624
8,444		Donaldson Co, Inc	517,026
12,794		Dover Corp	870,504
8,892		Eaton Corp	475,989
81,638		Emerson Electric Co	4,960,325
14,141		Fastenal Co	948,720
5,057		Flowserve Corp	640,317
960		Fluor Corp	67,142

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,522		Gardner Denver, Inc	$477,156
1,260		GATX Corp	53,260
2,387	*	General Cable Corp	115,770
268,484		General Electric Co	5,490,498
3,815		Goodrich Corp	337,132
6,747		Graco, Inc	337,552
537		Harsco Corp	19,117
83,049		Honeywell International, Inc	5,085,090
2,425		Hubbell, Inc (Class B)	169,726
6,903		IDEX Corp	323,889
47,766		Illinois Tool Works, Inc	2,790,012
8,050	*	Jacobs Engineering Group, Inc	399,361
11,256		Joy Global, Inc	1,136,293
1,224		KBR, Inc	46,965
6,857		Kennametal, Inc	289,503
5,124		Lennox International, Inc	249,078
4,457		Lincoln Electric Holdings, Inc	350,231
24,772		Lockheed Martin Corp	1,963,181
15,654		Manitowoc Co, Inc	347,362
11,091		Masco Corp	148,841
4,589		MSC Industrial Direct Co (Class A)	328,527
7,720	*	Navistar International Corp	536,694
9,465	*	Oshkosh Truck Corp	299,662
7,263	*	Owens Corning, Inc	274,832
39,157		Paccar, Inc	2,079,628
12,393		Pall Corp	724,247
4,881		Parker Hannifin Corp	460,376
5,132		Pentair, Inc	206,101
15,413		Precision Castparts Corp	2,381,617
3,703		Regal-Beloit Corp	280,650
15,456		Rockwell Automation, Inc	1,346,681
8,955		Rockwell Collins, Inc	565,061
10,082		Roper Industries, Inc	871,992
4,926	*	Shaw Group, Inc	191,621
2,382	*	Spirit Aerosystems Holdings, Inc (Class A)	58,597
856		SPX Corp	74,001
14,427		Textron, Inc	376,545
843	*	Thomas & Betts Corp	48,869
6,602		Timken Co	372,287
3,328		Toro Co	226,004
5,622		TransDigm Group, Inc	468,313
7,630		Tyco International Ltd	371,886
92,441		United Technologies Corp	8,280,864
3,580	*	USG Corp	55,204
2,237		Valmont Industries, Inc	235,556
6,330		W.W. Grainger, Inc	959,628
7,037	*	WABCO Holdings, Inc	519,682
1,693	*	WESCO International, Inc	104,881
978		Westinghouse Air Brake Technologies Corp	69,810

		TOTAL CAPITAL GOODS	85,432,269

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
559		Avery Dennison Corp	$23,333
6,338	*	Copart, Inc	287,555
2,028	*	Corrections Corp of America	50,477
670		Covanta Holding Corp	11,504
5,530		Dun & Bradstreet Corp	454,455
3,816	*	FTI Consulting, Inc	152,258
5,111	*	IHS, Inc (Class A)	450,995
19,568		Iron Mountain, Inc	623,241
357	*	KAR Auction Services, Inc	6,962
2,682	*	NIELSEN HOLDINGS B.V.	80,165
16,476		Pitney Bowes, Inc	404,651
962		R.R. Donnelley & Sons Co	18,143
10,151		Republic Services, Inc	320,975
15,350		Robert Half International, Inc	465,566
9,444	*	Stericycle, Inc	862,047
870		Towers Watson & Co	49,903
10,618	*	Verisk Analytics, Inc	349,332
10,559		Waste Connections, Inc	324,900

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,936,462

CONSUMER DURABLES & APPAREL - 1.4%
33,071		Coach, Inc	1,977,977
1,844		Fortune Brands, Inc	120,008
5,410	*	Fossil, Inc	518,170
612		Garmin Ltd	20,949
10,909	*	Hanesbrands, Inc	354,652
3,401		Harman International Industries, Inc	165,051
13,063		Hasbro, Inc	611,871
8,716		Leggett & Platt, Inc	229,144
22,656		Mattel, Inc	605,368
597	*	Mohawk Industries, Inc	35,844
39,011		Nike, Inc (Class B)	3,211,385
630	*	NVR, Inc	465,777
6,324		Phillips-Van Heusen Corp	445,273
5,942		Polo Ralph Lauren Corp (Class A)	777,035
7,584	*	Tempur-Pedic International, Inc	476,123
6,803		Tupperware Corp	433,146
3,365		Whirlpool Corp	289,996

		TOTAL CONSUMER DURABLES & APPAREL	10,737,769

CONSUMER SERVICES - 3.4%
12,905	*	Apollo Group, Inc (Class A)	516,586
6,402	*	Bally Technologies, Inc	249,614
8,922		Brinker International, Inc	214,931
7,104	*	Career Education Corp	154,938
17,242		Carnival Corp	656,403
3,453	*	Chipotle Mexican Grill, Inc (Class A)	921,226
328		Choice Hotels International, Inc	12,261
14,776		Darden Restaurants, Inc	694,029
6,925		DeVry, Inc	366,333
3,885	*	Education Management Corp	72,028
14,350		H&R Block, Inc	248,112

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,466		Hillenbrand, Inc	$148,201
32,312		International Game Technology	571,599
928		International Speedway Corp (Class A)	28,397
3,167	*	ITT Educational Services, Inc	227,169
37,607	*	Las Vegas Sands Corp	1,767,905
28,816		Marriott International, Inc (Class A)	1,017,205
116,609		McDonald’s Corp	9,131,650
6,325	*	MGM Mirage	80,075
3,077	*	Panera Bread Co (Class A)	372,655
5,128	*	Royal Caribbean Cruises Ltd	204,197
80,763		Starbucks Corp	2,922,813
20,540		Starwood Hotels & Resorts Worldwide, Inc	1,223,568
1,514		Strayer Education, Inc	187,554
3,503		Weight Watchers International, Inc	272,358
12,086		Wendy’s/Arby’s Group, Inc (Class A)	58,255
6,530	*	WMS Industries, Inc	214,184
8,061		Wynn Resorts Ltd	1,186,176
50,849		Yum! Brands, Inc	2,727,540

		TOTAL CONSUMER SERVICES	26,447,962

DIVERSIFIED FINANCIALS - 3.5%
5,486	*	Affiliated Managers Group, Inc	598,413
113,672		American Express Co	5,579,021
5,535		Ameriprise Financial, Inc	343,502
3,454		BlackRock, Inc	676,777
743		CBOE Holdings, Inc	19,927
107,246		Charles Schwab Corp	1,963,674
12,182		Eaton Vance Corp	411,386
6,066		Federated Investors, Inc (Class B)	156,381
15,987		Franklin Resources, Inc	2,064,241
260	*	Green Dot Corp	11,222
3,063		Greenhill & Co, Inc	180,717
938		Interactive Brokers Group, Inc (Class A)	16,453
8,143	*	IntercontinentalExchange, Inc	980,010
14,638		Invesco Ltd	364,047
117,993		iShares Russell 1000 Growth Index Fund	7,368,663
2,263		Janus Capital Group, Inc	27,541
10,315		Lazard Ltd (Class A)	422,915
367	*	LPL Investment Holdings, Inc	13,462
21,736		Moody’s Corp	850,747
51,637		Morgan Stanley	1,350,308
11,315	*	MSCI, Inc (Class A)	401,343
1,181	*	Nasdaq Stock Market, Inc	32,005
10,303		Northern Trust Corp	515,047
6,521		NYSE Euronext	261,166
16,525		SEI Investments Co	369,003
27,758		T Rowe Price Group, Inc	1,783,452
25,019		TD Ameritrade Holding Corp	538,909
9,619		Waddell & Reed Financial, Inc (Class A)	394,475

		TOTAL DIVERSIFIED FINANCIALS	27,694,807

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 11.7%
1,798	*	Alpha Natural Resources, Inc	$104,590
12,901		Arch Coal, Inc	442,504
1,576	*	Atwood Oceanics, Inc	70,810
12,747		Baker Hughes, Inc	986,745
14,898	*	Cameron International Corp	785,423
11,535		Chevron Corp	1,262,390
8,957		Cimarex Energy Co	990,555
11,235	*	Concho Resources, Inc	1,200,460
61,787		ConocoPhillips	4,876,848
11,258		Consol Energy, Inc	608,945
3,504	*	Continental Resources, Inc	240,655
5,109		Core Laboratories NV	490,362
2,699		Diamond Offshore Drilling, Inc	204,773
7,863	*	Dresser-Rand Group, Inc	413,122
14,868		El Paso Corp	288,588
29,036		EOG Resources, Inc	3,278,455
15,023		Equitable Resources, Inc	790,360
16,190		EXCO Resources, Inc	339,181
711	*	Exterran Holdings, Inc	15,436
507,686	d	Exxon Mobil Corp	44,676,368
26,000	*	FMC Technologies, Inc	1,208,480
7,996	*	Forest Oil Corp	287,136
4,331		Frontline Ltd	95,758
98,449		Halliburton Co	4,969,705
3,389		Holly Corp	196,223
20,387		Marathon Oil Corp	1,101,713
20,364	*	McDermott International, Inc	470,205
2,261		Murphy Oil Corp	175,182
12,561	*	Nabors Industries Ltd	384,869
18,021		Occidental Petroleum Corp	2,059,620
280	*	Oil States International, Inc	23,243
22,553	*	PetroHawk Energy Corp	609,157
7,827	*	Pride International, Inc	343,684
595	*	Quicksilver Resources, Inc	8,836
16,973		Range Resources Corp	958,126
1,599	*	Rowan Cos, Inc	66,678
25,576	*	SandRidge Energy, Inc	316,119
129,167		Schlumberger Ltd	11,592,737
37,185	*	Southwestern Energy Co	1,630,934
4,502		St. Mary Land & Exploration Co	341,522
500	*	Superior Energy Services	19,210
16,402	*	Ultra Petroleum Corp	833,058
31,655	*	Weatherford International Ltd	683,115
956	*	Whiting Petroleum Corp	66,442
26,092		Williams Cos, Inc	865,472

		TOTAL ENERGY	91,373,794

FOOD & STAPLES RETAILING - 2.3%
471	*	BJ’s Wholesale Club, Inc	24,172
47,748		Costco Wholesale Corp	3,863,768
16,263		CVS Corp	589,371
4,015		Kroger Co	97,605

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

64,377		Sysco Corp	$1,861,139
91,416		Walgreen Co	3,905,292
126,862		Wal-Mart Stores, Inc	6,974,872
15,299		Whole Foods Market, Inc	960,165

		TOTAL FOOD & STAPLES RETAILING	18,276,384

FOOD, BEVERAGE & TOBACCO - 5.5%
131,604		Altria Group, Inc	3,532,251
8,833		Brown-Forman Corp (Class B)	634,739
11,622		Campbell Soup Co	390,383
170,321		Coca-Cola Co	11,489,856
21,964		Coca-Cola Enterprises, Inc	623,997
5,103		ConAgra Foods, Inc	124,768
7,756		Dr Pepper Snapple Group, Inc	304,035
3,254		Flowers Foods, Inc	99,442
43,171		General Mills, Inc	1,665,537
11,960	*	Green Mountain Coffee Roasters, Inc	800,842
14,263		H.J. Heinz Co	730,693
5,788	*	Hansen Natural Corp	382,876
9,997		Hershey Co	576,927
25,121		Kellogg Co	1,438,680
7,686		McCormick & Co, Inc	377,536
2,851		Mead Johnson Nutrition Co	190,675
100,514		PepsiCo, Inc	6,924,409
169,015		Philip Morris International, Inc	11,736,402
46,794		Sara Lee Corp	898,445

		TOTAL FOOD, BEVERAGE & TOBACCO	42,922,493

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
13,533	*	Allscripts Healthcare Solutions, Inc	291,501
30,623		AmerisourceBergen Corp	1,244,519
9,531		Bard (C.R.), Inc	1,017,434
53,855		Baxter International, Inc	3,064,349
24,225		Becton Dickinson & Co	2,081,897
989	*	Brookdale Senior Living, Inc	26,940
13,335		Cardinal Health, Inc	582,606
4,049	*	CareFusion Corp	118,919
7,483	*	Cerner Corp	899,307
6,933	*	Community Health Systems, Inc	213,051
915		Cooper Cos, Inc	68,534
54,334		Covidien plc	3,025,860
10,732	*	DaVita, Inc	945,382
15,805		Dentsply International, Inc	593,320
12,402	*	Edwards Lifesciences Corp	1,070,913
3,440	*	Emdeon, Inc	53,870
3,605	*	Emergency Medical Services Corp (Class A)	229,999
59,410	*	Express Scripts, Inc	3,370,924
5,196	*	Gen-Probe, Inc	430,852
27,093	*	Health Management Associates, Inc (Class A)	305,609
9,968	*	Henry Schein, Inc	728,362
6,115		Hill-Rom Holdings, Inc	275,236
6,084	*	Idexx Laboratories, Inc	495,420

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,283	*	Intuitive Surgical, Inc	$1,497,765
2,192	*	Inverness Medical Innovations, Inc	81,411
496	*	Kinetic Concepts, Inc	29,279
11,324	*	Laboratory Corp of America Holdings	1,092,426
10,441		Lincare Holdings, Inc	328,056
12,152		McKesson Corp	1,008,738
43,840	*	Medco Health Solutions, Inc	2,601,027
91,817		Medtronic, Inc	3,833,359
1,122		Omnicare, Inc	35,253
11,499		Patterson Cos, Inc	399,130
4,996	*	Pediatrix Medical Group, Inc	354,316
11,766		Quest Diagnostics, Inc	663,367
16,502	*	Resmed, Inc	526,249
35,818		St. Jude Medical, Inc	1,914,114
34,141		Stryker Corp	2,014,319
7,019	*	SXC Health Solutions Corp	387,168
556		Teleflex, Inc	35,034
36,860	*	Tenet Healthcare Corp	255,440
6,052	*	Thoratec Corp	185,796
550		Universal Health Services, Inc (Class B)	30,129
13,159	*	Varian Medical Systems, Inc	923,762
10,156	*	VCA Antech, Inc	249,838

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	39,580,780

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
2,186		Alberto-Culver Co	81,625
45,903		Avon Products, Inc	1,348,631
7,807		Church & Dwight Co, Inc	643,921
14,555		Clorox Co	1,013,901
44,496		Colgate-Palmolive Co	3,753,238
12,016		Estee Lauder Cos (Class A)	1,165,552
6,321		Herbalife Ltd	567,499
35,538		Kimberly-Clark Corp	2,347,640
18,781		Procter & Gamble Co	1,218,887

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,140,894

INSURANCE - 0.9%
5,279		ACE Ltd	355,013
48,098		Aflac, Inc	2,702,627
6,375		AON Corp	332,584
289	*	Arch Capital Group Ltd	30,056
3,139		Arthur J. Gallagher & Co	93,479
3,323		Axis Capital Holdings Ltd	117,501
6,464		Brown & Brown, Inc	167,094
445		Endurance Specialty Holdings Ltd	19,731
2,265		Erie Indemnity Co (Class A)	164,054
10,066	*	Genworth Financial, Inc (Class A)	122,705
3,994		Hartford Financial Services Group, Inc	115,706
54,428		Marsh & McLennan Cos, Inc	1,648,080
23,487		Metlife, Inc	1,098,957
5,622		Travelers Cos, Inc	355,760
1,039		Validus Holdings Ltd	33,809

		TOTAL INSURANCE	7,357,156

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.0%
23,092		Air Products & Chemicals, Inc	$2,205,748
8,925		Airgas, Inc	619,841
2,402		AK Steel Holding Corp	39,033
9,907		Albemarle Corp	698,939
14,762		Alcoa, Inc	250,954
10,455		Allegheny Technologies, Inc	752,760
777		Ashland, Inc	48,236
4,368		Ball Corp	162,970
4,515		Carpenter Technology Corp	231,439
16,736		Celanese Corp (Series A)	835,461
5,584		CF Industries Holdings, Inc	790,415
14,862		Cleveland-Cliffs, Inc	1,392,867
3,739		Compass Minerals International, Inc	364,964
17,872	*	Crown Holdings, Inc	668,413
33,505		Du Pont (E.I.) de Nemours & Co	1,902,749
4,324		Eagle Materials, Inc	125,785
1,530		Eastman Chemical Co	164,093
25,414		Ecolab, Inc	1,340,843
5,469		FMC Corp	482,803
101,749		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,599,246
8,694		International Flavors & Fragrances, Inc	552,243
36,430		International Paper Co	1,124,958
7,192		Lubrizol Corp	967,468
4,826		Martin Marietta Materials, Inc	440,083
59,135		Monsanto Co	4,023,545
16,959		Mosaic Co	1,269,551
13,777		Nalco Holding Co	402,426
51,565		Newmont Mining Corp	3,022,224
14,464		Nucor Corp	679,229
5,100	*	Owens-Illinois, Inc	151,317
2,867		PPG Industries, Inc	271,419
33,163		Praxair, Inc	3,529,206
686		Reliance Steel & Aluminum Co	38,834
1,698		Royal Gold, Inc	103,544
6,485		RPM International, Inc	152,398
398		Schnitzer Steel Industries, Inc (Class A)	24,704
4,868		Scotts Miracle-Gro Co (Class A)	274,896
6,161		Sherwin-Williams Co	506,989
12,081		Sigma-Aldrich Corp	852,677
18,152		Southern Copper Corp (NY)	679,974
2,510		Temple-Inland, Inc	59,060
10,354	*	Titanium Metals Corp	207,391
2,746		United States Steel Corp	131,012
891		Valspar Corp	35,025
5,457		Walter Energy, Inc	754,267

		TOTAL MATERIALS	38,931,999

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.7%
8,538		CBS Corp (Class B)	$215,328
83,742	*	DIRECTV	4,069,023
22,845	*	Discovery Communications, Inc (Class A)	1,011,120
8,389	*	DreamWorks Animation SKG, Inc (Class A)	222,225
52,225		Interpublic Group of Cos, Inc	613,644
4,818		John Wiley & Sons, Inc (Class A)	245,381
1,073	*	Lamar Advertising Co (Class A)	34,894
2,048	*	Madison Square Garden, Inc	56,013
23,739		McGraw-Hill Cos, Inc	960,717
1,368		Meredith Corp	45,719
2,380		Morningstar, Inc	137,088
51,770		News Corp (Class A)	922,541
24,937		Omnicom Group, Inc	1,226,651
1,676		Regal Entertainment Group (Class A)	23,095
9,466		Scripps Networks Interactive (Class A)	486,742
426,043	*	Sirius XM Radio, Inc	847,826
13,562		Thomson Corp	548,854
25,045		Time Warner, Inc	948,204
13,232		Viacom, Inc (Class B)	676,949

		TOTAL MEDIA	13,292,014

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
150,915		Abbott Laboratories	7,853,617
37,118	*	Agilent Technologies, Inc	1,852,560
9,604	*	Alexion Pharmaceuticals, Inc	930,532
32,961		Allergan, Inc	2,622,377
14,698	*	Amylin Pharmaceuticals, Inc	195,483
10,799	*	BioMarin Pharmaceuticals, Inc	290,385
50,015	*	Celgene Corp	2,944,883
1,411	*	Charles River Laboratories International, Inc	59,530
6,452	*	Covance, Inc	403,895
16,336	*	Dendreon Corp	709,472
25,499		Eli Lilly & Co	943,718
86,201	*	Gilead Sciences, Inc	3,348,047
18,212	*	Hospira, Inc	1,033,167
20,750	*	Human Genome Sciences, Inc	611,503
13,915	*	Illumina, Inc	987,687
44,843		Johnson & Johnson	2,947,082
13,963	*	Life Technologies Corp	770,758
3,668	*	Mettler-Toledo International, Inc	687,383
39,721	*	Mylan Laboratories, Inc	989,847
9,751	*	Myriad Genetics, Inc	209,061
5,363		PerkinElmer, Inc	151,612
8,637		Perrigo Co	780,439
11,006		Pharmaceutical Product Development, Inc	339,535
7,764	*	Regeneron Pharmaceuticals, Inc	396,818
5,139	*	Talecris Biotherapeutics Holdings Corp	143,481
4,340		Techne Corp	337,261
5,115	*	United Therapeutics Corp	342,500
21,730	*	Vertex Pharmaceuticals, Inc	1,195,585
10,555		Warner Chilcott plc	243,293
10,019	*	Waters Corp	981,862

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	35,303,373

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.1%
1,288		AMB Property Corp	$46,883
6,631		Apartment Investment & Management Co (Class A)	178,772
30,611	*	CB Richard Ellis Group, Inc (Class A)	817,619
9,392		Digital Realty Trust, Inc	566,713
1,611		Equity Residential	96,209
1,484		Essex Property Trust, Inc	201,052
3,869		Federal Realty Investment Trust	338,770
37,063		General Growth Properties, Inc	618,952
2,958	*	Howard Hughes Corp	191,590
4,661		Jones Lang LaSalle, Inc	477,193
7,262		Plum Creek Timber Co, Inc	312,920
4,297		Prologis	69,998
13,763		Public Storage, Inc	1,614,538
2,420		Rayonier, Inc	160,591
21,957		Simon Property Group, Inc	2,514,954
9,171	*	St. Joe Co	239,547
953		UDR, Inc	24,673
4,778		Ventas, Inc	267,234
1,698		Vornado Realty Trust	164,163

		TOTAL REAL ESTATE	8,902,371

RETAILING - 6.2%
4,427		Aaron’s, Inc	127,453
7,044		Abercrombie & Fitch Co (Class A)	498,715
9,182		Advance Auto Parts, Inc	601,054
9,500	*	Aeropostale, Inc	242,535
37,882	*	Amazon.com, Inc	7,443,814
5,592		American Eagle Outfitters, Inc	87,012
2,025	*	Autonation, Inc	68,668
2,779	*	Autozone, Inc	784,734
28,061	*	Bed Bath & Beyond, Inc	1,574,783
35,657		Best Buy Co, Inc	1,113,212
7,909	*	Big Lots, Inc	325,139
24,132	*	Carmax, Inc	837,380
20,895		Chico’s FAS, Inc	305,694
9,699	*	Dick’s Sporting Goods, Inc	396,980
7,505	*	Dollar General Corp	244,588
13,571	*	Dollar Tree, Inc	780,333
8,272		Expedia, Inc	207,048
13,329		Family Dollar Stores, Inc	722,565
39,481		Gap, Inc	917,538
7,321		Guess ?, Inc	314,730
173,425		Home Depot, Inc	6,441,004
8,085		JC Penney Co, Inc	310,868
23,782		Kohl’s Corp	1,253,549
28,436		Limited Brands, Inc	1,170,426
16,023	*	LKQ Corp	404,100
109,176		Lowe’s Cos, Inc	2,865,870
4,904		Macy’s, Inc	117,255
4,448	*	NetFlix, Inc	1,034,916

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

17,515		Nordstrom, Inc	$832,838
4,502	*	Office Depot, Inc	19,404
14,849	*	O’Reilly Automotive, Inc	876,982
12,816		Petsmart, Inc	540,451
5,145	*	Priceline.com, Inc	2,814,366
13,121		Ross Stores, Inc	966,886
79,475		Staples, Inc	1,680,102
75,123		Target Corp	3,688,539
13,455		Tiffany & Co	934,315
44,222		TJX Companies, Inc	2,371,184
8,039		Tractor Supply Co	497,373
13,300	*	Urban Outfitters, Inc	418,418
10,323		Williams-Sonoma, Inc	448,121

		TOTAL RETAILING	47,280,942

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
25,801	*	Advanced Micro Devices, Inc	234,789
34,526		Altera Corp	1,681,416
31,702		Analog Devices, Inc	1,277,908
145,111		Applied Materials, Inc	2,276,792
7,718	*	Atheros Communications, Inc	346,229
46,720	*	Atmel Corp	714,816
11,042		Avago Technologies Ltd	369,465
58,391		Broadcom Corp (Class A)	2,054,195
11,927	*	Cree, Inc	485,906
19,669	*	Cypress Semiconductor Corp	427,997
5,947	*	First Solar, Inc	830,023
412,519		Intel Corp	9,566,315
4,271		Intersil Corp (Class A)	63,083
830		Kla-Tencor Corp	36,437
13,678	*	Lam Research Corp	660,784
24,066		Linear Technology Corp	837,497
59,415	*	Marvell Technology Group Ltd	916,773
32,589		Maxim Integrated Products, Inc	890,983
10,141	*	MEMC Electronic Materials, Inc	119,968
20,215		Microchip Technology, Inc	829,624
24,724		National Semiconductor Corp	596,343
8,306	*	Novellus Systems, Inc	266,623
61,888	*	Nvidia Corp	1,237,760
46,898	*	ON Semiconductor Corp	492,898
1,080	*	PMC - Sierra, Inc	8,662
10,577	*	Rambus, Inc	210,482
4,855	*	Silicon Laboratories, Inc	211,581
20,312	*	Skyworks Solutions, Inc	639,016
4,915	*	Sunpower Corp (Class A)	107,000
19,757	*	Teradyne, Inc	318,088
60,349		Texas Instruments, Inc	2,144,200
8,152	*	Varian Semiconductor Equipment Associates, Inc	341,813
27,399		Xilinx, Inc	955,129

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,150,595

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 14.6%
66,261		Accenture plc	$3,785,491
14,064		Activision Blizzard, Inc	160,189
57,061	*	Adobe Systems, Inc	1,914,397
19,301	*	Akamai Technologies, Inc	664,726
5,861	*	Alliance Data Systems Corp	556,795
5,868	*	Amdocs Ltd	180,441
9,831	*	Ansys, Inc	543,556
24,279	*	Autodesk, Inc	1,092,069
54,520		Automatic Data Processing, Inc	2,963,162
19,929	*	BMC Software, Inc	1,001,034
1,052	*	Booz Allen Hamilton Holding Co	20,346
11,638		Broadridge Financial Solutions, Inc	270,467
34,166		CA, Inc	840,142
26,986	*	Cadence Design Systems, Inc	280,115
20,237	*	Citrix Systems, Inc	1,706,789
32,495	*	Cognizant Technology Solutions Corp (Class A)	2,693,836
13,061	*	Compuware Corp	147,981
3,501		DST Systems, Inc	172,634
47,558	*	eBay, Inc	1,635,995
32,987	*	Electronic Arts, Inc	665,678
4,888	*	Equinix, Inc	492,026
5,067		Factset Research Systems, Inc	554,380
10,544	*	Fiserv, Inc	646,453
992	*	FleetCor Technologies, Inc	37,210
7,795	*	Gartner, Inc	334,483
8,492	*	Genpact Ltd	136,636
8,381		Global Payments, Inc	446,204
26,409	*	Google, Inc (Class A)	14,369,138
3,265	*	IAC/InterActiveCorp	117,899
9,914	*	Informatica Corp	555,283
138,997		International Business Machines Corp	23,710,108
30,754	*	Intuit, Inc	1,708,692
10,451		Lender Processing Services, Inc	307,573
10,549		Mastercard, Inc (Class A)	2,910,364
8,923	*	Micros Systems, Inc	464,174
555,435		Microsoft Corp	14,452,419
6,698	*	Monster Worldwide, Inc	109,914
7,605	*	NeuStar, Inc (Class A)	204,498
24,910	*	Nuance Communications, Inc	515,637
412,704		Oracle Corp	14,877,978
34,984		Paychex, Inc	1,144,327
20,286	*	Red Hat, Inc	962,976
11,887	*	Rovi Corp	577,233
33,238	*	SAIC, Inc	578,341
12,326	*	Salesforce.com, Inc	1,708,384
7,684		Solera Holdings, Inc	422,620
7,683	*	Symantec Corp	150,971
1,222	*	Synopsys, Inc	33,471
17,941	*	Teradata Corp	1,003,261
19,098		VeriSign, Inc	705,862
50,610		Visa, Inc (Class A)	3,953,653
4,403	*	VistaPrint Ltd	239,523

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,061	*	VMware, Inc (Class A)	$769,261
6,659	*	WebMD Health Corp (Class A)	385,356
71,735		Western Union Co	1,524,369
58,478	*	Yahoo!, Inc	1,037,985

		TOTAL SOFTWARE & SERVICES	113,444,505

TECHNOLOGY HARDWARE & EQUIPMENT - 11.2%
18,359		Amphenol Corp (Class A)	1,026,451
98,609	*	Apple, Inc	34,338,613
1,357	*	Arrow Electronics, Inc	61,866
853		AVX Corp	13,912
10,517	*	Ciena Corp	297,000
619,048		Cisco Systems, Inc	10,870,483
21,696		Corning, Inc	454,314
184,441	*	Dell, Inc	2,860,680
1,495		Diebold, Inc	50,531
5,542	*	Dolby Laboratories, Inc (Class A)	277,433
222,542	*	EMC Corp	6,306,840
8,808	*	F5 Networks, Inc	892,779
16,731		Flir Systems, Inc	589,266
14,034		Harris Corp	745,626
237,427		Hewlett-Packard Co	9,584,929
624	*	Ingram Micro, Inc (Class A)	11,688
4,290	*	Itron, Inc	233,505
14,492		Jabil Circuit, Inc	287,521
24,218	*	JDS Uniphase Corp	504,703
57,278	*	Juniper Networks, Inc	2,195,466
8,775		National Instruments Corp	266,234
18,273	*	NCR Corp	361,988
40,093	*	NetApp, Inc	2,084,034
9,374	*	Polycom, Inc	560,846
10,643	*	QLogic Corp	191,361
177,671		Qualcomm, Inc	10,098,820
24,862	*	SanDisk Corp	1,221,719
34,483		Seagate Technology, Inc	607,590
12,973	*	Trimble Navigation Ltd	607,655
5,251	*	Western Digital Corp	208,990
3,397	*	Zebra Technologies Corp (Class A)	133,468

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	87,946,311

TELECOMMUNICATION SERVICES - 0.8%
43,729	*	American Tower Corp (Class A)	2,287,464
17,295	*	Clearwire Corp (Class A)	84,054
31,481	*	Crown Castle International Corp	1,349,276
37,851		Frontier Communications Corp	313,028
73,116	*	Level 3 Communications, Inc	114,061
12,177	*	MetroPCS Communications, Inc	204,939
14,273	*	NII Holdings, Inc (Class B)	593,471
12,605	*	SBA Communications Corp (Class A)	486,931
17,126	*	tw telecom inc (Class A)	368,894
23,467		Windstream Corp	300,612

		TOTAL TELECOMMUNICATION SERVICES	6,102,730

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.0%
12,173	*	AMR Corp	$71,456
17,863		CH Robinson Worldwide, Inc	1,432,255
454		Con-Way, Inc	17,670
2,025		Copa Holdings S.A. (Class A)	117,754
92,274	*	Delta Air Lines, Inc	957,804
23,076		Expeditors International Washington, Inc	1,252,335
21,930		FedEx Corp	2,098,043
17,713	*	Hertz Global Holdings, Inc	304,841
9,371		J.B. Hunt Transport Services, Inc	446,809
7,160	*	Kansas City Southern Industries, Inc	416,068
308	*	Kirby Corp	17,488
6,005		Landstar System, Inc	284,637
2,826		Ryder System, Inc	151,191
10,343		Southwest Airlines Co	121,530
30,338	*	UAL Corp	692,313
7,012		Union Pacific Corp	725,531
77,407		United Parcel Service, Inc (Class B)	5,803,202
8,694		UTI Worldwide, Inc	194,833

		TOTAL TRANSPORTATION	15,105,760

UTILITIES - 0.1%
16,244	*	Calpine Corp	272,087
5,081		ITC Holdings Corp	360,395
889		Ormat Technologies, Inc	22,136

		TOTAL UTILITIES	654,618

		TOTAL COMMON STOCKS	778,854,429

		(Cost $607,821,160)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
20		Krispy Kreme Doughnuts, Inc - CW12	1

		TOTAL CONSUMER SERVICES	1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
249		Celgene Corp	623

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	623

		TOTAL RIGHTS / WARRANTS	624

		(Cost $1,320)

		TOTAL INVESTMENTS - 99.8%	778,855,053
		(Cost $607,822,480)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,777,712

		NET ASSETS - 100.0%	$780,632,765

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.2%
6,857		Autoliv, Inc	$549,451
1,015	*	BorgWarner, Inc	78,399
2,408	*	Federal Mogul Corp (Class A)	63,812
4,522		Johnson Controls, Inc	185,402
8,684		Lear Corp (New)	444,100
900	*	Tesla Motors, Inc	24,840
3,084	*	TRW Automotive Holdings Corp	175,973

		TOTAL AUTOMOBILES & COMPONENTS	1,521,977

BANKS - 5.5%
20,925		Associated Banc-Corp	305,505
9,835		Bancorpsouth, Inc	133,264
4,331		Bank of Hawaii Corp	211,309
84,721		BB&T Corp	2,280,689
3,076		BOK Financial Corp	165,427
39,058		CapitalSource, Inc	260,907
6,021		Capitol Federal Financial	68,158
24,226	*	CIT Group, Inc	1,028,636
5,655		City National Corp	322,957
21,618		Comerica, Inc	819,971
9,391		Commerce Bancshares, Inc	399,681
6,659		Cullen/Frost Bankers, Inc	394,479
18,109		East West Bancorp, Inc	382,643
111,400		Fifth Third Bancorp	1,478,278
753		First Citizens Bancshares, Inc (Class A)	150,608
32,206		First Horizon National Corp	352,656
37,847		First Niagara Financial Group, Inc	544,997
24,793		Fulton Financial Corp	289,582
51,929		Hudson City Bancorp, Inc	494,883
105,485		Huntington Bancshares, Inc	716,243
116,023		Keycorp	1,005,919
9,015		M&T Bank Corp	796,656
63,164		Marshall & Ilsley Corp	516,050
53,073		New York Community Bancorp, Inc	881,012
41,872		People’s United Financial, Inc	573,228
64,353		PNC Financial Services Group, Inc	4,011,766
125,047	*	Popular, Inc	393,898
152,543		Regions Financial Corp	1,119,666
65,583		SunTrust Banks, Inc	1,848,785
96,023		Synovus Financial Corp	240,058
19,253		TCF Financial Corp	300,154
9,710		TFS Financial Corp	105,645
234,799		US Bancorp	6,062,510
20,064		Valley National Bancorp	287,316

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,971		Washington Federal, Inc	$208,703
596,192		Wells Fargo & Co	17,355,149
9,876		Wilmington Trust Corp	44,541
22,276		Zions Bancorporation	544,648

		TOTAL BANKS	47,096,577

CAPITAL GOODS - 6.4%
8,667	*	Aecom Technology Corp	236,262
11,315	*	AGCO Corp	651,518
239		Alliant Techsystems, Inc	16,885
2,221		Armstrong World Industries, Inc	99,390
3,073	*	Babcock & Wilcox Co	96,523
11,725	*	BE Aerospace, Inc	452,468
17,663		Boeing Co	1,409,154
6,961		Carlisle Cos, Inc	344,848
7,530		Chicago Bridge & Iron Co NV	305,266
2,675	*	CNH Global NV	129,203
6,137		Crane Co	306,298
4,716		Danaher Corp	260,512
3,028		Deere & Co	295,230
8,154		Dover Corp	554,798
30,310		Eaton Corp	1,622,493
948		Flowserve Corp	120,036
20,368		Fluor Corp	1,424,539
345		Gardner Denver, Inc	29,811
3,920		GATX Corp	165,698
4,303	*	General Cable Corp	208,696
42,315		General Dynamics Corp	3,081,379
1,004,521		General Electric Co	20,542,455
10,994		Goodrich Corp	971,540
9,115		Harsco Corp	324,494
4,307		Hubbell, Inc (Class B)	301,447
6,012	*	Huntington Ingalls	240,480
1,628		IDEX Corp	76,386
39,386		Ingersoll-Rand plc	1,988,992
22,252		ITT Industries, Inc	1,285,943
6,062	*	Jacobs Engineering Group, Inc	300,736
17,338		KBR, Inc	665,259
2,714		Kennametal, Inc	114,585
13,327		L-3 Communications Holdings, Inc	1,068,692
7,988		Lockheed Martin Corp	633,049
30,639		Masco Corp	411,175
36,874		Northrop Grumman Corp	2,345,555
6,188	*	Owens Corning, Inc	234,154
14,094		Parker Hannifin Corp	1,329,346
5,594		Pentair, Inc	224,655
25,743	*	Quanta Services, Inc	558,108
44,040		Raytheon Co	2,138,142
638		Regal-Beloit Corp	48,354
9,121		Rockwell Collins, Inc	575,535
4,356	*	Shaw Group, Inc	169,448
6,806		Snap-On, Inc	420,407

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,302	*	Spirit Aerosystems Holdings, Inc (Class A)	$278,029
4,906		SPX Corp	424,124
13,564	*	Terex Corp	471,756
15,727		Textron, Inc	410,475
5,349	*	Thomas & Betts Corp	310,081
2,818		Timken Co	158,907
9,380		Trinity Industries, Inc	339,556
50,003		Tyco International Ltd	2,437,146
9,804		United Technologies Corp	878,242
9,779	*	URS Corp	437,610
5,783	*	USG Corp	89,174
3,576	*	WESCO International, Inc	221,534
5,036		Westinghouse Air Brake Technologies Corp	359,470

		TOTAL CAPITAL GOODS	55,596,048

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
12,688		Avery Dennison Corp	529,597
16,227		Cintas Corp	503,848
11,300	*	Corrections Corp of America	281,257
14,177		Covanta Holding Corp	243,419
15,443		Equifax, Inc	579,576
914	*	FTI Consulting, Inc	36,469
2,358	*	KAR Auction Services, Inc	45,981
9,914		Manpower, Inc	656,802
6,500	*	NIELSEN HOLDINGS B.V.	194,285
7,274		Pitney Bowes, Inc	178,649
23,380		R.R. Donnelley & Sons Co	440,947
28,080		Republic Services, Inc	887,890
4,527		Towers Watson & Co	259,669
3,451		Waste Connections, Inc	106,187
59,095		Waste Management, Inc	2,331,889

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,276,465

CONSUMER DURABLES & APPAREL - 1.0%
33,795		DR Horton, Inc	420,410
16,379		Fortune Brands, Inc	1,065,945
12,855		Garmin Ltd	440,027
4,640		Harman International Industries, Inc	225,179
11,198		Jarden Corp	407,495
9,376		KB Home	110,731
7,236		Leggett & Platt, Inc	190,234
19,886		Lennar Corp (Class A)	377,635
18,755		Mattel, Inc	501,134
4,604		MDC Holdings, Inc	134,391
5,886	*	Mohawk Industries, Inc	353,395
35,115		Newell Rubbermaid, Inc	669,292
41,359	*	Pulte Homes, Inc	336,249
19,387		Stanley Works	1,408,466
17,749	*	Toll Brothers, Inc	372,906
10,681		VF Corp	1,074,081
5,290		Whirlpool Corp	455,892

		TOTAL CONSUMER DURABLES & APPAREL	8,543,462

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.5%
1,243		Brinker International, Inc	$29,944
33,209		Carnival Corp	1,264,267
2,971		Choice Hotels International, Inc	111,056
2,135	*	Education Management Corp	39,583
22,549		H&R Block, Inc	389,873
5,452	*	Hyatt Hotels Corp	241,578
2,685		International Speedway Corp (Class A)	82,161
30,457	*	MGM Mirage	385,586
8,430	*	Penn National Gaming, Inc	337,284
9,853	*	Royal Caribbean Cruises Ltd	392,346
28,798		Service Corp International	338,952
24,822		Wendy’s/Arby’s Group, Inc (Class A)	119,642
22,093		Wyndham Worldwide Corp	764,639

		TOTAL CONSUMER SERVICES	4,496,911

DIVERSIFIED FINANCIALS - 10.7%
24,922		Ameriprise Financial, Inc	1,546,659
24,771		Ares Capital Corp	438,694
1,229,142		Bank of America Corp	15,093,864
148,525		Bank of New York Mellon Corp	4,301,284
7,551		BlackRock, Inc	1,479,543
55,935		Capital One Financial Corp	3,061,323
800		CBOE Holdings, Inc	21,456
2,591,868	*	Citigroup, Inc	11,896,674
8,011		CME Group, Inc	2,369,413
65,985		Discover Financial Services	1,639,067
26,681	*	E*Trade Financial Corp	433,299
3,693		Federated Investors, Inc (Class B)	95,206
63,000		Goldman Sachs Group, Inc	9,513,630
400	*	Green Dot Corp	17,264
2,724		Interactive Brokers Group, Inc (Class A)	47,779
39,863		Invesco Ltd	991,393
62,000		iShares Russell 1000 Value Index Fund	4,367,900
20,690		Janus Capital Group, Inc	251,797
15,500		Jefferies Group, Inc	374,635
487,433		JPMorgan Chase & Co	22,241,568
18,778		Legg Mason, Inc	697,603
23,802		Leucadia National Corp	920,185
1,500	*	LPL Investment Holdings, Inc	55,020
126,367		Morgan Stanley	3,304,497
12,780	*	Nasdaq Stock Market, Inc	346,338
17,647		Northern Trust Corp	882,174
24,709		NYSE Euronext	989,595
12,158		Raymond James Financial, Inc	455,925
63,930	*	SLM Corp	1,060,599
61,458		State Street Corp	2,860,870

		TOTAL DIVERSIFIED FINANCIALS	91,755,254

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ENERGY - 13.4%
12,944	*	Alpha Natural Resources, Inc	$752,952
60,552		Anadarko Petroleum Corp	4,779,975
46,774		Apache Corp	6,238,248
5,677		Arch Coal, Inc	194,721
5,379	*	Atwood Oceanics, Inc	241,678
38,114		Baker Hughes, Inc	2,950,405
12,712		Cabot Oil & Gas Corp	715,431
12,805	*	Cameron International Corp	675,080
79,703		Chesapeake Energy Corp	2,683,600
232,959		Chevron Corp	25,495,032
9,533	*	Cobalt International Energy, Inc	133,462
5,696	*	Comstock Resources, Inc	182,614
112,425		ConocoPhillips	8,873,704
14,880		Consol Energy, Inc	804,859
289	*	Continental Resources, Inc	19,849
48,338	*	Denbury Resources, Inc	1,090,989
54,665	*	Devon Energy Corp	4,974,515
5,861		Diamond Offshore Drilling, Inc	444,674
1,021	*	Dresser-Rand Group, Inc	53,643
76,447		El Paso Corp	1,483,836
1,020		Equitable Resources, Inc	53,662
7,429	*	Exterran Holdings, Inc	161,284
50,525	d	Exxon Mobil Corp	4,446,200
4,859	*	Forest Oil Corp	174,487
13,011		Frontier Oil Corp	363,527
1,024		Frontline Ltd	22,641
11,414		Helmerich & Payne, Inc	757,205
36,525		Hess Corp	3,139,689
1,873		Holly Corp	108,447
63,638		Marathon Oil Corp	3,438,998
12,627		Massey Energy Co	861,666
6,247	*	McDermott International, Inc	144,243
20,627		Murphy Oil Corp	1,598,180
20,752	*	Nabors Industries Ltd	635,841
51,309		National Oilwell Varco, Inc	3,934,886
16,142	*	Newfield Exploration Co	1,142,854
21,239		Noble Energy, Inc	2,044,679
79,240		Occidental Petroleum Corp	9,056,339
6,740	*	Oceaneering International, Inc	589,211
5,700	*	Oil States International, Inc	473,157
18,715		Patterson-UTI Energy, Inc	582,224
32,895		Peabody Energy Corp	2,198,044
10,530	*	PetroHawk Energy Corp	284,415
14,043		Pioneer Natural Resources Co	1,435,616
17,076	*	Plains Exploration & Production Co	649,571
12,742	*	Pride International, Inc	559,501
21,186		Questar Market Resources, Inc	905,278
14,323	*	Quicksilver Resources, Inc	212,697
13,280	*	Rowan Cos, Inc	553,776
18,712	*	SandRidge Energy, Inc	231,280
21,226		Schlumberger Ltd	1,905,034
2,606		SEACOR Holdings, Inc	257,551
15,174		Southern Union Co	453,703

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

79,337		Spectra Energy Corp	$2,303,946
2,460		St. Mary Land & Exploration Co	186,616
14,614		Sunoco, Inc	623,433
9,032	*	Superior Energy Services	347,009
5,040		Teekay Corp	171,310
16,895	*	Tesoro Corp	458,192
6,219		Tidewater, Inc	370,093
5,175	*	Unit Corp	326,129
69,215		Valero Energy Corp	1,958,785
53,739	*	Weatherford International Ltd	1,159,688
13,286	*	Whiting Petroleum Corp	923,377
41,715		Williams Cos, Inc	1,383,687

		TOTAL ENERGY	116,377,418

FOOD & STAPLES RETAILING - 1.7%
6,368	*	BJ’s Wholesale Club, Inc	326,806
148,185		CVS Corp	5,370,223
74,447		Kroger Co	1,809,807
47,100		Safeway, Inc	1,145,001
26,353		Supervalu, Inc	296,735
9,990		Walgreen Co	426,773
93,998		Wal-Mart Stores, Inc	5,168,010

		TOTAL FOOD & STAPLES RETAILING	14,543,355

FOOD, BEVERAGE & TOBACCO - 5.0%
106,308		Altria Group, Inc	2,853,307
78,709		Archer Daniels Midland Co	2,913,807
3,184		Brown-Forman Corp (Class B)	228,802
17,524		Bunge Ltd	1,322,011
8,703		Campbell Soup Co	292,334
10,058	*	Central European Distribution Corp	118,886
65,471		Coca-Cola Co	4,416,674
15,902		Coca-Cola Enterprises, Inc	451,776
48,223		ConAgra Foods, Inc	1,179,052
22,259	*	Constellation Brands, Inc (Class A)	498,379
8,952		Corn Products International, Inc	493,255
22,475	*	Dean Foods Co	251,495
19,256		Dr Pepper Snapple Group, Inc	754,835
5,754		Flowers Foods, Inc	175,842
32,757		General Mills, Inc	1,263,765
22,564		H.J. Heinz Co	1,155,954
1,445	*	Hansen Natural Corp	95,587
7,703		Hershey Co	444,540
16,874		Hormel Foods Corp	496,264
14,372		J.M. Smucker Co	1,078,906
3,592		Kellogg Co	205,714
196,483		Kraft Foods, Inc (Class A)	6,597,900
17,697		Lorillard, Inc	1,884,731
8,208		McCormick & Co, Inc	403,177
21,429		Mead Johnson Nutrition Co	1,433,172
16,169		Molson Coors Brewing Co (Class B)	788,239
83,928		PepsiCo, Inc	5,781,799

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

35,798		Philip Morris International, Inc	$2,485,813
6,706	*	Ralcorp Holdings, Inc	521,727
40,712		Reynolds American, Inc	1,510,822
21,102		Sara Lee Corp	405,158
16,898	*	Smithfield Foods, Inc	398,117
36,577		Tyson Foods, Inc (Class A)	727,882

		TOTAL FOOD, BEVERAGE & TOBACCO	43,629,722

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
48,986		Aetna, Inc	2,027,041
12,382		Baxter International, Inc	704,536
8,611		Beckman Coulter, Inc	713,421
183,813	*	Boston Scientific Corp	1,376,759
8,605	*	Brookdale Senior Living, Inc	234,400
28,718		Cardinal Health, Inc	1,254,689
17,036	*	CareFusion Corp	500,347
33,862		Cigna Corp	1,585,757
3,590	*	Community Health Systems, Inc	110,321
4,325		Cooper Cos, Inc	323,943
17,708	*	Coventry Health Care, Inc	571,437
600	*	Emdeon, Inc	9,396
11,653	*	Health Net, Inc	388,045
1,111		Hill-Rom Holdings, Inc	50,006
31,357	*	Hologic, Inc	690,481
20,793	*	Humana, Inc	1,582,763
7,299	*	Inverness Medical Innovations, Inc	271,085
6,928	*	Kinetic Concepts, Inc	408,960
6,542	*	LifePoint Hospitals, Inc	272,213
17,594		McKesson Corp	1,460,478
30,900		Medtronic, Inc	1,290,075
13,272		Omnicare, Inc	417,006
276	*	Pediatrix Medical Group, Inc	19,574
2,460		Quest Diagnostics, Inc	138,695
4,242		Teleflex, Inc	267,288
18,039	*	Tenet Healthcare Corp	125,010
132,053		UnitedHealth Group, Inc	6,500,969
10,161		Universal Health Services, Inc (Class B)	556,620
46,004		WellPoint, Inc	3,532,647
24,180	*	Zimmer Holdings, Inc	1,577,746

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	28,961,708

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
8,383		Alberto-Culver Co	313,021
1,249		Clorox Co	87,005
9,961		Colgate-Palmolive Co	840,210
8,559	*	Energizer Holdings, Inc	646,461
10,444		Kimberly-Clark Corp	689,931
331,608		Procter & Gamble Co	21,521,360

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	24,097,988

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 6.8%
35,145		ACE Ltd	$2,363,501
3,042		Aflac, Inc	170,930
854	*	Alleghany Corp	280,880
4,573		Allied World Assurance Co Holdings Ltd	297,108
65,879		Allstate Corp	2,229,345
10,096		American Financial Group, Inc	361,134
15,059	*	American International Group, Inc	469,088
752		American National Insurance Co	59,483
32,932		AON Corp	1,718,062
5,353	*	Arch Capital Group Ltd	556,712
10,047		Arthur J. Gallagher & Co	299,200
8,490		Aspen Insurance Holdings Ltd	242,559
13,721		Assurant, Inc	544,724
22,336		Assured Guaranty Ltd	379,712
10,121		Axis Capital Holdings Ltd	357,879
211,817	*	Berkshire Hathaway, Inc (Class B)	17,644,355
6,286		Brown & Brown, Inc	162,493
37,289		Chubb Corp	2,430,870
17,925		Cincinnati Financial Corp	567,864
3,402		CNA Financial Corp	105,598
4,646		Endurance Specialty Holdings Ltd	206,004
876		Erie Indemnity Co (Class A)	63,449
6,621		Everest Re Group Ltd	603,306
27,064		Fidelity National Title Group, Inc (Class A)	417,868
48,554	*	Genworth Financial, Inc (Class A)	591,873
5,274		Hanover Insurance Group, Inc	222,668
49,674		Hartford Financial Services Group, Inc	1,439,056
13,674		HCC Insurance Holdings, Inc	444,952
36,752		Lincoln National Corp	1,147,765
38,522		Loews Corp	1,704,984
1,224	*	Markel Corp	510,751
5,358		Marsh & McLennan Cos, Inc	162,240
17,921	*	MBIA, Inc	184,945
3,189		Mercury General Corp	126,731
58,660		Metlife, Inc	2,744,701
30,507		Old Republic International Corp	386,524
2,974		OneBeacon Insurance Group Ltd (Class A)	41,785
8,093		PartnerRe Ltd	650,353
38,772		Principal Financial Group	1,308,555
82,103		Progressive Corp	1,801,340
9,997		Protective Life Corp	269,019
56,770		Prudential Financial, Inc	3,600,353
8,779		Reinsurance Group of America, Inc (Class A)	555,711
6,717		RenaissanceRe Holdings Ltd	472,071
5,509		Stancorp Financial Group, Inc	237,438
3,581		Symetra Financial Corp	49,704
9,818		Torchmark Corp	657,021
7,687		Transatlantic Holdings, Inc	378,892
47,043		Travelers Cos, Inc	2,976,881
6,011		Unitrin, Inc	181,773
37,912		UnumProvident Corp	1,003,910
6,965		Validus Holdings Ltd	226,641
14,507		W.R. Berkley Corp	473,073

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

126		Wesco Financial Corp	$49,392
879		White Mountains Insurance Group Ltd	314,251
39,262		XL Capital Ltd	958,778

		TOTAL INSURANCE	58,406,255

MATERIALS - 3.2%
12,351		AK Steel Holding Corp	200,704
106,864		Alcoa, Inc	1,816,689
8,243		Aptargroup, Inc	432,345
8,650		Ashland, Inc	536,992
17,708		Ball Corp	660,686
13,566		Bemis Co, Inc	425,158
8,039		Cabot Corp	360,549
2,375		CF Industries Holdings, Inc	336,181
13,507		Commercial Metals Co	226,377
5,965		Cytec Industries, Inc	350,026
5,135		Domtar Corporation	477,658
141,402		Dow Chemical Co	5,796,068
72,633		Du Pont (E.I.) de Nemours & Co	4,124,828
7,069		Eastman Chemical Co	758,150
2,865		FMC Corp	252,922
4,331		Greif, Inc (Class A)	268,955
23,306		Huntsman Corp	485,930
11,503		International Paper Co	355,213
5,222	*	Intrepid Potash, Inc	178,906
20,646		MeadWestvaco Corp	695,563
21,746		Nucor Corp	1,021,192
13,957	*	Owens-Illinois, Inc	414,104
12,166		Packaging Corp of America	347,096
16,911		PPG Industries, Inc	1,600,964
7,975		Reliance Steel & Aluminum Co	451,465
5,476		Royal Gold, Inc	333,926
7,569		RPM International, Inc	177,872
2,278		Schnitzer Steel Industries, Inc (Class A)	141,395
19,289		Sealed Air Corp	497,078
4,188		Sherwin-Williams Co	344,631
1,353		Sigma-Aldrich Corp	95,495
12,428		Sonoco Products Co	429,512
26,044		Steel Dynamics, Inc	473,740
10,861		Temple-Inland, Inc	255,559
13,890		United States Steel Corp	662,692
10,889		Valspar Corp	428,047
15,250		Vulcan Materials Co	689,300
1,475		Walter Energy, Inc	203,875

		TOTAL MATERIALS	27,307,843

MEDIA - 5.3%
28,753		Cablevision Systems Corp (Class A)	1,012,968
73,318		CBS Corp (Class B)	1,849,080
4,801	*	Central European Media Enterprises Ltd (Class A) Nasdaq	109,991
4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	60,544
344,604		Comcast Corp (Class A)	9,042,409

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,307	*	Discovery Communications, Inc (Class A)	$411,928
24,019		DISH Network Corp (Class A)	601,436
29,204		Gannett Co, Inc	439,812
436		John Wiley & Sons, Inc (Class A)	22,205
5,566	*	Lamar Advertising Co (Class A)	181,006
28,739	*	Liberty Global, Inc (Class A)	1,336,364
8,349	*	Liberty Media Corp - Capital (Series A)	686,872
6,290	*	Liberty Media Corp - Starz	483,387
5,227	*	Madison Square Garden, Inc	142,958
11,499		McGraw-Hill Cos, Inc	465,365
2,342		Meredith Corp	78,270
16,532	*	New York Times Co (Class A)	134,405
221,393		News Corp (Class A)	3,945,223
7,089		Omnicom Group, Inc	348,708
7,358		Regal Entertainment Group (Class A)	101,393
31,131		Thomson Corp	1,259,872
43,416		Time Warner Cable, Inc	3,392,092
105,370		Time Warner, Inc	3,989,308
59,745		Viacom, Inc (Class B)	3,056,554
40,603		Virgin Media, Inc	1,228,647
239,926		Walt Disney Co	10,340,810
718		Washington Post Co (Class B)	312,976

		TOTAL MEDIA	45,034,583

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
18,461		Abbott Laboratories	960,710
117,283	*	Amgen, Inc	6,667,539
29,581	*	Biogen Idec, Inc	2,879,710
2,291	*	Bio-Rad Laboratories, Inc (Class A)	286,650
210,606		Bristol-Myers Squibb Co	5,918,029
118	*	Celgene Corp	6,948
9,151	*	Cephalon, Inc	702,797
5,086	*	Charles River Laboratories International, Inc	214,578
95,865		Eli Lilly & Co	3,547,964
14,332	*	Endo Pharmaceuticals Holdings, Inc	561,241
34,905	*	Forest Laboratories, Inc	1,157,450
287,138		Johnson & Johnson	18,870,709
6,344	*	Life Technologies Corp	350,189
382,006		Merck & Co, Inc	13,733,116
7,830	*	Mylan Laboratories, Inc	195,124
7,448		PerkinElmer, Inc	210,555
988,171		Pfizer, Inc	20,712,063
46,996	*	Thermo Electron Corp	2,819,290
13,113	*	Watson Pharmaceuticals, Inc	813,268

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	80,607,930

REAL ESTATE - 3.6%
6,662		Alexandria Real Estate Equities, Inc	547,283
18,494		AMB Property Corp	673,182
97,088		Annaly Capital Management, Inc	1,732,050
7,223		Apartment Investment & Management Co (Class A)	194,732
10,107		AvalonBay Communities, Inc	1,279,647

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

17,006		Boston Properties, Inc	$1,777,637
15,989		Brandywine Realty Trust	203,060
7,789		BRE Properties, Inc (Class A)	395,058
8,427		Camden Property Trust	528,794
119,766		Chimera Investment Corp	485,052
8,368		Corporate Office Properties Trust	294,637
24,849		Developers Diversified Realty Corp	366,274
833		Digital Realty Trust, Inc	50,263
15,262		Douglas Emmett, Inc	317,602
30,998		Duke Realty Corp	472,720
32,158		Equity Residential	1,920,477
2,380		Essex Property Trust, Inc	322,442
2,918		Federal Realty Investment Trust	255,500
15,815	*	Forest City Enterprises, Inc (Class A)	303,806
10,293		General Growth Properties, Inc	171,893
49,103		HCP, Inc	1,945,462
21,569		Health Care REIT, Inc	1,159,765
14,689		Hospitality Properties Trust	354,739
79,799		Host Marriott Corp	1,419,624
580	*	Howard Hughes Corp	37,567
8,961		HRPT Properties Trust	245,442
49,246		Kimco Realty Corp	962,267
13,882		Liberty Property Trust	488,230
15,850		Macerich Co	837,197
10,354		Mack-Cali Realty Corp	365,703
15,131		Nationwide Health Properties, Inc	662,738
6,800		Piedmont Office Realty Trust, Inc	135,320
11,391		Plum Creek Timber Co, Inc	490,838
64,857		Prologis	1,056,521
1,735		Public Storage, Inc	203,533
6,961		Rayonier, Inc	461,932
15,369		Realty Income Corp	546,368
10,101		Regency Centers Corp	475,353
17,264		Senior Housing Properties Trust	409,502
10,937		Simon Property Group, Inc	1,252,724
9,472		SL Green Realty Corp	781,724
1,073	*	St. Joe Co	28,027
6,976		Taubman Centers, Inc	405,654
20,903		UDR, Inc	541,179
13,967		Ventas, Inc	781,174
17,823		Vornado Realty Trust	1,723,128
14,333		Weingarten Realty Investors	378,535
64,919		Weyerhaeuser Co	1,493,786

		TOTAL REAL ESTATE	31,936,141

RETAILING - 1.0%
4,285		Aaron’s, Inc	123,365
2,521		Abercrombie & Fitch Co (Class A)	178,487
17,192		American Eagle Outfitters, Inc	267,508
5,001	*	Autonation, Inc	169,584
14,697		Expedia, Inc	367,866
19,282		Foot Locker, Inc	414,949

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,737	*	GameStop Corp (Class A)	$481,166
5,727		Gap, Inc	133,095
19,253		Genuine Parts Co	1,033,886
19,505		JC Penney Co, Inc	749,967
9,755		Kohl’s Corp	514,186
72,354	*	Liberty Media Holding Corp (Interactive A)	1,264,748
40,987		Lowe’s Cos, Inc	1,075,908
46,071		Macy’s, Inc	1,101,558
31,128	*	Office Depot, Inc	134,162
12,693		RadioShack Corp	200,676
5,542	*	Sears Holdings Corp	476,446
10,444	*	Signet Jewelers Ltd	456,925

		TOTAL RETAILING	9,144,482

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
45,479	*	Advanced Micro Devices, Inc	413,859
6,000	*	Atmel Corp	91,800
15,513	*	Fairchild Semiconductor International, Inc	325,308
215,400		Intel Corp	4,995,126
8,824	*	International Rectifier Corp	304,957
9,782		Intersil Corp (Class A)	144,480
19,423		Kla-Tencor Corp	852,670
75,754	*	LSI Logic Corp	555,277
15,671	*	MEMC Electronic Materials, Inc	185,388
103,872	*	Micron Technology, Inc	1,172,715
2,191		National Semiconductor Corp	52,847
1,113	*	Novellus Systems, Inc	35,727
27,465	*	PMC - Sierra, Inc	220,269
7,465	*	Sunpower Corp (Class A)	162,513
81,903		Texas Instruments, Inc	2,910,014

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,422,950

SOFTWARE & SERVICES - 2.3%
46,151		Activision Blizzard, Inc	525,660
16,837	*	Amdocs Ltd	517,738
12,696	*	AOL, Inc	258,744
1,326		Broadridge Financial Solutions, Inc	30,816
8,299		CA, Inc	204,072
18,815		Computer Sciences Corp	959,189
12,247	*	Compuware Corp	138,759
11,141	*	Convergys Corp	161,545
87,279	*	eBay, Inc	3,002,398
1,792	*	Electronic Arts, Inc	36,163
32,231		Fidelity National Information Services, Inc	1,066,845
14,177		First American Corp	260,999
6,388	*	Fiserv, Inc	391,648
600	*	FleetCor Technologies, Inc	22,506
5,206	*	IAC/InterActiveCorp	187,989
310,546		Microsoft Corp	8,080,407
7,601	*	Monster Worldwide, Inc	124,732
88,629	*	Symantec Corp	1,741,560
17,214	*	Synopsys, Inc	471,491

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,508		Total System Services, Inc	$367,726
92,306	*	Yahoo!, Inc	1,638,432

		TOTAL SOFTWARE & SERVICES	20,189,419

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
12,594	*	Arrow Electronics, Inc	574,160
18,525	*	Avnet, Inc	672,828
4,560		AVX Corp	74,374
58,934	*	Brocade Communications Systems, Inc	368,338
167,240		Corning, Inc	3,502,006
5,999		Diebold, Inc	202,766
4,784	*	EchoStar Corp (Class A)	177,391
17,313	*	Ingram Micro, Inc (Class A)	324,272
551	*	Itron, Inc	29,991
6,387		Jabil Circuit, Inc	126,718
9,760	*	Lexmark International, Inc (Class A)	314,760
15,717		Molex, Inc	424,359
35,600	*	Motorola Mobility Holdings, Inc	927,736
40,628	*	Motorola, Inc	1,864,012
15,132		Seagate Technology, Inc	266,626
5,811	*	Tech Data Corp	308,738
46,767		Tellabs, Inc	230,094
19,485	*	Vishay Intertechnology, Inc	371,774
1,256	*	Vishay Precision Group, Inc	20,724
21,547	*	Western Digital Corp	857,571
168,901		Xerox Corp	1,704,211
3,217	*	Zebra Technologies Corp (Class A)	126,396

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	13,469,845

TELECOMMUNICATION SERVICES - 4.9%
723,972		AT&T, Inc	22,530,009
72,180		CenturyTel, Inc	2,943,500
6,748	*	Clearwire Corp (Class A)	32,795
74,422		Frontier Communications Corp	615,470
8,021	*	Leap Wireless International, Inc	119,032
127,941	*	Level 3 Communications, Inc	199,588
16,063	*	MetroPCS Communications, Inc	270,340
4,086	*	NII Holdings, Inc (Class B)	169,896
360,778	*	Sprint Nextel Corp	1,868,831
9,927		Telephone & Data Systems, Inc	333,150
1,831	*	US Cellular Corp	90,158
346,280		Verizon Communications, Inc	13,082,458
36,871		Windstream Corp	472,318

		TOTAL TELECOMMUNICATION SERVICES	42,727,545

TRANSPORTATION - 2.0%
5,199		Alexander & Baldwin, Inc	273,987
29,636	*	AMR Corp	173,963
6,366		Con-Way, Inc	247,765
1,532		Copa Holdings S.A. (Class A)	89,086
45,065		CSX Corp	3,546,165
13,514		FedEx Corp	1,292,884

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,373	*	Hertz Global Holdings, Inc	$58,049
5,464	*	Kansas City Southern Industries, Inc	317,513
6,114	*	Kirby Corp	347,153
45,275		Norfolk Southern Corp	3,381,137
3,053		Ryder System, Inc	163,336
79,019		Southwest Airlines Co	928,473
5,012	*	UAL Corp	114,374
54,253		Union Pacific Corp	5,613,557
1,600		UTI Worldwide, Inc	35,856

		TOTAL TRANSPORTATION	16,583,298

UTILITIES - 6.7%
81,245	*	AES Corp	1,075,683
9,910		AGL Resources, Inc	411,364
13,935		Alliant Energy Corp	550,990
28,936		Ameren Corp	848,114
58,626		American Electric Power Co, Inc	2,138,676
21,209		American Water Works Co, Inc	623,120
16,741		Aqua America, Inc	377,510
11,803		Atmos Energy Corp	411,807
22,298	*	Calpine Corp	373,492
50,941		Centerpoint Energy, Inc	947,503
29,369		CMS Energy Corp	581,506
34,507		Consolidated Edison, Inc	1,798,505
22,556		Constellation Energy Group, Inc	821,490
73,006		Dominion Resources, Inc	3,388,938
14,563		DPL, Inc	441,113
20,705		DTE Energy Co	1,046,224
160,788		Duke Energy Corp	2,998,696
39,897		Edison International	1,566,755
8,888		Energen Corp	577,809
21,694		Entergy Corp	1,512,506
80,889		Exelon Corp	3,409,471
51,207		FirstEnergy Corp	2,046,232
16,411		Great Plains Energy, Inc	337,738
11,225		Hawaiian Electric Industries, Inc	286,125
9,511		Integrys Energy Group, Inc	497,996
1,020		ITC Holdings Corp	72,349
22,385		MDU Resources Group, Inc	534,778
8,818		National Fuel Gas Co	646,359
50,774		NextEra Energy, Inc	2,872,285
33,520		NiSource, Inc	651,964
21,593		Northeast Utilities	768,711
30,940	*	NRG Energy, Inc	748,748
13,129		NSTAR	607,873
28,706		NV Energy, Inc	436,044
11,894		OGE Energy Corp	632,404
12,959		Oneok, Inc	906,352
970		Ormat Technologies, Inc	24,153
27,322		Pepco Holdings, Inc	526,495
47,940		PG&E Corp	2,209,075
13,080		Pinnacle West Capital Corp	567,541

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

70,688		PPL Corp	$1,938,972
34,845		Progress Energy, Inc	1,653,395
61,896		Public Service Enterprise Group, Inc	1,991,194
21,486		Questar Corp	377,509
93,769	*	RRI Energy, Inc	368,512
14,242		SCANA Corp	591,328
30,271		Sempra Energy	1,667,932
100,946		Southern Co	3,940,933
25,872		TECO Energy, Inc	498,553
13,493		UGI Corp	449,317
10,425		Vectren Corp	297,947
14,613		Westar Energy, Inc	397,620
28,476		Wisconsin Energy Corp	888,736
58,595		Xcel Energy, Inc	1,425,616

		TOTAL UTILITIES	57,762,058

		TOTAL COMMON STOCKS	859,489,234

		(Cost $817,946,024)

RIGHTS / WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
452		Celgene Corp	1,130

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,130

		TOTAL RIGHTS / WARRANTS	1,130

		(Cost $2,396)

		TOTAL INVESTMENTS - 99.3%	859,490,364
		(Cost $817,948,420)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	6,182,202

		NET ASSETS - 100.0%	$865,672,566

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.9%
12,739	*	American Axle & Manufacturing Holdings, Inc	$163,059
2,394	*	Amerigon, Inc (Class A)	40,818
12,846		Autoliv, Inc	1,029,350
17,514	*	BorgWarner, Inc	1,352,781
9,747		Cooper Tire & Rubber Co	262,974
22,033	*	Dana Holding Corp	400,340
1,390	*	Dorman Products, Inc	54,210
2,768		Drew Industries, Inc	66,626
11,208	*	Exide Technologies	112,528
2,634	*	Federal Mogul Corp (Class A)	69,801
564,781	*	Ford Motor Co	8,737,162
2,114	*	Fuel Systems Solutions, Inc	62,839
20,962		Gentex Corp	657,159
38,784	*	Goodyear Tire & Rubber Co	703,930
36,272		Harley-Davidson, Inc	1,351,495
102,773		Johnson Controls, Inc	4,213,692
16,598		Lear Corp (New)	848,822
6,767	*	Modine Manufacturing Co	120,520
5,413		Spartan Motors, Inc	36,592
2,028		Standard Motor Products, Inc	28,899
2,647	*	Stoneridge, Inc	40,499
4,844		Superior Industries International, Inc	122,408
9,447	*	Tenneco, Inc	436,546
2,300	*	Tesla Motors, Inc	63,480
4,819		Thor Industries, Inc	149,437
2,020	*	Tower International, Inc	33,552
11,813	*	TRW Automotive Holdings Corp	674,050
4,173	*	Winnebago Industries, Inc	51,662

		TOTAL AUTOMOBILES & COMPONENTS	21,885,231

BANKS - 3.1%
2,315		1st Source Corp	49,124
3,130	*	1st United Bancorp, Inc	21,816
4,749		Abington Bancorp, Inc	57,558
551		Alliance Financial Corp	17,764
764		American National Bankshares, Inc	17,679
2,640		Ameris Bancorp	26,242
726		Ames National Corp	13,402
2,009		Arrow Financial Corp	49,924
25,486		Associated Banc-Corp	372,096
12,255		Astoria Financial Corp	177,330
1,553		Bancfirst Corp	62,539
3,737		Banco Latinoamericano de Exportaciones S.A. (Class E)	64,874
494		Bancorp Rhode Island, Inc	21,914

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,032		Bancorpsouth, Inc	$163,034
6,487		Bank Mutual Corp	26,532
7,946		Bank of Hawaii Corp	387,685
655		Bank of Marin Bancorp	24,654
2,323		Bank of the Ozarks, Inc	103,443
2,457		BankFinancial Corp	22,457
106,873		BB&T Corp	2,877,021
2,999	*	Beneficial Mutual Bancorp, Inc	25,881
2,307		Berkshire Hills Bancorp, Inc	51,446
1,024	*	BofI Holding, Inc	17,203
4,108		BOK Financial Corp	220,928
10,344		Boston Private Financial Holdings, Inc	72,305
1,513		Bridge Bancorp, Inc	32,378
8,703		Brookline Bancorp, Inc	80,242
754		Bryn Mawr Bank Corp	15,193
926		Camden National Corp	31,993
1,241		Capital City Bank Group, Inc	13,899
48,510		CapitalSource, Inc	324,047
8,376		Capitol Federal Financial	94,816
3,154		Cardinal Financial Corp	35,451
11,294		Cathay General Bancorp	192,563
5,058	*	Center Financial	36,873
2,669		Centerstate Banks of Florida, Inc	16,601
488		Century Bancorp, Inc	13,459
3,344		Chemical Financial Corp	67,315
31,520	*	CIT Group, Inc	1,338,339
1,474		Citizens & Northern Corp	25,309
55,810	*	Citizens Republic Bancorp, Inc	51,234
2,433		City Holding Co	82,965
7,563		City National Corp	431,923
988		Clifton Savings Bancorp, Inc	11,322
1,130		CNB Financial Corp	15,673
5,107		CoBiz, Inc	34,677
5,841		Columbia Banking System, Inc	110,161
27,094		Comerica, Inc	1,027,675
12,183		Commerce Bancshares, Inc	518,508
5,536		Community Bank System, Inc	138,511
1,938		Community Trust Bancorp, Inc	54,845
8,348		Cullen/Frost Bankers, Inc	494,536
12,036		CVB Financial Corp	117,231
2,342		Danvers Bancorp, Inc	52,812
5,261		Dime Community Bancshares	81,335
4,463	*	Doral Financial Corp	6,695
2,332	*	Eagle Bancorp, Inc	32,368
22,916		East West Bancorp, Inc	484,215
1,116	*	Encore Bancshares, Inc	13,504
2,133		Enterprise Financial Services Corp	31,782
1,184		ESB Financial Corp	20,092
3,464		ESSA Bancorp, Inc	43,473
1,352		Federal Agricultural Mortgage Corp (Class C)	25,620
142,301		Fifth Third Bancorp	1,888,334
1,693		Financial Institutions, Inc	28,781

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,953		First Bancorp (NC)	$27,264
15,666	*	First Bancorp (Puerto Rico)	78,173
1,005		First Bancorp, Inc	14,924
9,154		First Busey Corp	48,059
901		First Citizens Bancshares, Inc (Class A)	180,209
15,748		First Commonwealth Financial Corp	97,638
2,221		First Community Bancshares, Inc	33,004
8,482		First Financial Bancorp	139,783
4,485		First Financial Bankshares, Inc	248,559
1,508		First Financial Corp	48,497
2,372		First Financial Holdings, Inc	26,045
38,258		First Horizon National Corp	418,925
1,747		First Interstate Bancsystem, Inc	23,899
3,771		First Merchants Corp	34,957
11,137		First Midwest Bancorp, Inc	145,895
47,060		First Niagara Financial Group, Inc	677,664
1,920		First of Long Island Corp	51,936
833		First South Bancorp, Inc	3,732
16,815		FirstMerit Corp	293,758
7,575	*	Flagstar Bancorp, Inc	11,817
4,131		Flushing Financial Corp	60,808
15,617		FNB Corp	171,006
30,262		Fulton Financial Corp	353,460
1,498		German American Bancorp, Inc	26,140
12,351		Glacier Bancorp, Inc	185,636
1,402		Great Southern Bancorp, Inc	29,021
4,142	*	Greene County Bancshares, Inc	8,408
5,275		Hancock Holding Co	172,282
6,715	*	Hanmi Financial Corp	8,864
1,473		Heartland Financial USA, Inc	23,156
1,426	*	Heritage Financial Corp	21,019
1,143	*	Home Bancorp, Inc	18,254
4,046		Home Bancshares, Inc	96,983
2,273		Home Federal Bancorp, Inc	27,617
74,648		Hudson City Bancorp, Inc	711,395
1,832		Hudson Valley Holding Corp	41,422
129,964		Huntington Bancshares, Inc	882,456
3,941		IBERIABANK Corp	236,499
3,006		Independent Bank Corp	88,106
7,164		International Bancshares Corp	126,230
6,843	*	Investors Bancorp, Inc	102,919
2,959		Kearny Financial Corp	28,318
144,997		Keycorp	1,257,124
2,932		Lakeland Bancorp, Inc	31,343
2,273		Lakeland Financial Corp	49,801
11,995		M&T Bank Corp	1,059,998
4,715		MainSource Financial Group, Inc	45,405
83,150		Marshall & Ilsley Corp	679,336
7,189		MB Financial, Inc	148,740
641		Merchants Bancshares, Inc	17,243
1,281	*	Meridian Interstate Bancorp, Inc	17,883
31,180	*	MGIC Investment Corp	270,019

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

602		Midsouth Bancorp, Inc	$8,524
964		MidWestOne Financial Group, Inc	14,161
4,732	*	Nara Bancorp, Inc	46,516
447	*	NASB Financial, Inc	6,897
945		National Bankshares, Inc	26,866
18,273		National Penn Bancshares, Inc	150,021
5,959		NBT Bancorp, Inc	134,673
67,789		New York Community Bancorp, Inc	1,125,296
3,079		Northfield Bancorp, Inc	43,322
18,131		Northwest Bancshares, Inc	228,269
1,978		OceanFirst Financial Corp	28,681
10,478	*	Ocwen Financial Corp	125,422
16,792		Old National Bancorp	173,797
1,600	*	OmniAmerican Bancorp, Inc	23,920
7,114		Oriental Financial Group, Inc	92,197
8,325		Oritani Financial Corp	102,065
651		Orrstown Financial Services, Inc	17,733
2,647		Pacific Continental Corp	25,279
4,339		PacWest Bancorp	99,754
2,024		Park National Corp	139,818
984		Peapack Gladstone Financial Corp	13,077
502		Penns Woods Bancorp, Inc	18,971
1,923	*	Pennsylvania Commerce Bancorp, Inc	24,038
1,601		Peoples Bancorp, Inc	21,822
57,357		People’s United Financial, Inc	785,217
4,700	*	Pinnacle Financial Partners, Inc	75,529
15,572	*	PMI Group, Inc	33,636
80,888		PNC Financial Services Group, Inc	5,042,558
153,774	*	Popular, Inc	484,388
7,573		PrivateBancorp, Inc	119,199
7,437		Prosperity Bancshares, Inc	340,986
8,275		Provident Financial Services, Inc	120,153
7,032		Provident New York Bancorp	65,960
22,616		Radian Group, Inc	134,113
194,483		Regions Financial Corp	1,427,505
3,065		Renasant Corp	51,431
1,611		Republic Bancorp, Inc (Class A)	35,088
1,575		Rockville Financial, Inc	15,640
2,561		Roma Financial Corp	27,044
3,800		S&T Bancorp, Inc	77,558
2,198		S.Y. Bancorp, Inc	54,884
3,365		Sandy Spring Bancorp, Inc	60,133
1,859		SCBT Financial Corp	59,934
1,188		Sierra Bancorp	13,246
6,433	*	Signature Bank	374,465
3,237		Simmons First National Corp (Class A)	85,424
2,022		Southside Bancshares, Inc	43,985
3,920	*	Southwest Bancorp, Inc	55,586
1,608		State Bancorp, Inc	21,226
2,717		StellarOne Corp	38,038
3,792		Sterling Bancorp	39,247
12,960		Sterling Bancshares, Inc	115,214

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,369		Suffolk Bancorp	$22,465
83,249		SunTrust Banks, Inc	2,346,789
18,630		Susquehanna Bancshares, Inc	171,769
6,325	*	SVB Financial Group	382,283
128,562		Synovus Financial Corp	321,405
1,388	*	Taylor Capital Group, Inc	13,797
25,026		TCF Financial Corp	390,155
2,926		Territorial Bancorp, Inc	58,725
4,897	*	Texas Capital Bancshares, Inc	126,343
13,975		TFS Financial Corp	152,048
4,383	*	The Bancorp, Inc	42,910
1,261		Tompkins Trustco, Inc	51,373
456		Tower Bancorp, Inc	9,900
3,266		TowneBank	48,402
1,517		Trico Bancshares	24,742
10,287		Trustco Bank Corp NY	61,722
9,986		Trustmark Corp	232,075
5,205		UMB Financial Corp	219,183
16,638		Umpqua Holdings Corp	193,167
4,373		Union Bankshares Corp	55,668
5,237		United Bankshares, Inc	137,000
23,665	*	United Community Banks, Inc	56,796
3,593		United Financial Bancorp, Inc	58,710
2,358		Univest Corp of Pennsylvania	39,662
294,727		US Bancorp	7,609,850
26,542		Valley National Bancorp	380,081
2,170		ViewPoint Financial Group	26,800
2,698	*	Virginia Commerce Bancorp	16,215
1,600	*	Walker & Dunlop, Inc	19,184
2,229		Washington Banking Co	31,184
17,221		Washington Federal, Inc	277,086
1,942		Washington Trust Bancorp, Inc	45,501
2,390	*	Waterstone Financial, Inc	7,648
12,494		Webster Financial Corp	268,871
752,627		Wells Fargo & Co	21,908,971
3,315		WesBanco, Inc	67,295
1,895		West Bancorporation, Inc	14,762
13,251	*	West Coast Bancorp	47,439
4,617		Westamerica Bancorporation	234,497
7,711	*	Western Alliance Bancorp	63,770
4,835		Westfield Financial, Inc	43,902
13,271		Whitney Holding Corp	179,689
13,085		Wilmington Trust Corp	59,013
1,913		Wilshire Bancorp, Inc	7,652
5,252		Wintrust Financial Corp	176,940
1,071		WSFS Financial Corp	48,163
27,720		Zions Bancorporation	677,754

		TOTAL BANKS	72,581,092

CAPITAL GOODS - 8.9%
3,896	*	3D Systems Corp	162,541
110,066		3M Co	10,699,516

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,593		A.O. Smith Corp	$245,924
12,147	*	A123 Systems, Inc	73,368
2,472		Aaon, Inc	81,205
5,576		AAR Corp	145,199
2,783		Aceto Corp	22,292
9,997		Actuant Corp (Class A)	277,517
7,552		Acuity Brands, Inc	444,058
10,147	*	Advanced Battery Technologies, Inc	17,453
15,681	*	Aecom Technology Corp	427,464
3,085	*	Aerovironment, Inc	88,385
14,434	*	AGCO Corp	831,110
7,264		Aircastle Ltd	90,509
699		Alamo Group, Inc	19,998
4,032		Albany International Corp (Class A)	102,050
5,356		Alliant Techsystems, Inc	378,401
3,779	*	Altra Holdings, Inc	95,949
2,530	*	Ameresco, Inc	40,758
1,410	*	American Railcar Industries, Inc	39,945
1,757		American Science & Engineering, Inc	154,792
9,709	*	American Superconductor Corp	115,052
1,400		American Woodmark Corp	28,434
1,304		Ameron International Corp	91,723
24,624		Ametek, Inc	1,133,689
1,129		Ampco-Pittsburgh Corp	30,336
3,509		Apogee Enterprises, Inc	50,109
18,965	*	Applied Energetics, Inc	12,896
6,231		Applied Industrial Technologies, Inc	219,705
954	*	Argan, Inc	8,968
2,833		Armstrong World Industries, Inc	126,777
15,095	*	ArvinMeritor, Inc	259,785
3,788	*	Astec Industries, Inc	146,899
1,755	*	Astronics Corp	45,630
1,818		AZZ, Inc	79,592
17,374	*	Babcock & Wilcox Co	545,717
2,656		Badger Meter, Inc	100,689
7,669		Barnes Group, Inc	189,731
14,253	*	BE Aerospace, Inc	550,023
9,008	*	Beacon Roofing Supply, Inc	201,059
6,507		Belden CDT, Inc	247,461
6,697	*	Blount International, Inc	111,170
4,910	*	Bluelinx Holdings, Inc	17,774
116,590		Boeing Co	9,301,551
7,394		Brady Corp (Class A)	278,828
6,952		Briggs & Stratton Corp	163,998
24,260	*	Broadwind Energy, Inc	40,029
11,878		Bucyrus International, Inc (Class A)	1,086,243
10,284	*	Builders FirstSource, Inc	27,253
2,272	*	CAI International, Inc	57,164
34,013	*	Capstone Turbine Corp	66,325
9,270		Carlisle Cos, Inc	459,236
1,450		Cascade Corp	66,410
97,370		Caterpillar, Inc	11,237,471

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,178	*	Ceradyne, Inc	$195,781
5,154	*	Chart Industries, Inc	250,536
15,190		Chicago Bridge & Iron Co NV	615,803
2,328		CIRCOR International, Inc	105,761
8,293		Clarcor, Inc	374,761
3,535	*	CNH Global NV	170,741
3,253	*	Colfax Corp	71,078
2,703	*	Columbus McKinnon Corp	54,060
5,378		Comfort Systems USA, Inc	65,665
3,616	*	Commercial Vehicle Group, Inc	62,412
25,812		Cooper Industries plc	1,702,301
7,086		Crane Co	353,662
2,081		Cubic Corp	112,540
30,860		Cummins, Inc	3,708,755
7,336		Curtiss-Wright Corp	243,922
81,895		Danaher Corp	4,523,879
65,469		Deere & Co	6,383,227
4,049	*	DigitalGlobe, Inc	117,421
12,043		Donaldson Co, Inc	737,393
1,654		Douglas Dynamics, Inc	25,620
28,898		Dover Corp	1,966,220
1,267		Ducommun, Inc	28,824
1,235	*	DXP Enterprises, Inc	32,419
5,653	*	Dycom Industries, Inc	84,004
1,779		Dynamic Materials Corp	46,290
51,616		Eaton Corp	2,763,004
9,747	*	EMCOR Group, Inc	301,865
116,002		Emerson Electric Co	7,048,281
3,680		Encore Wire Corp	102,709
14,927	*	Ener1, Inc	37,765
9,284	*	Energy Recovery, Inc	28,688
7,473	*	EnerSys	283,152
2,790	*	EnPro Industries, Inc	111,823
3,619		ESCO Technologies, Inc	132,745
4,389	*	Esterline Technologies Corp	315,130
20,267		Fastenal Co	1,359,713
8,728		Federal Signal Corp	58,914
9,555	*	Flow International Corp	41,182
8,541		Flowserve Corp	1,081,461
27,785		Fluor Corp	1,943,284
20,446	*	Force Protection, Inc	91,803
3,447		Franklin Electric Co, Inc	155,494
1,928	*	Freightcar America, Inc	57,801
28,765	*	FuelCell Energy, Inc	49,188
6,127	*	Furmanite Corp	51,344
7,875		Gardner Denver, Inc	680,479
6,691		GATX Corp	282,829
11,146	*	GenCorp, Inc	72,783
2,644	*	Generac Holdings, Inc	55,048
8,656	*	General Cable Corp	419,816
52,971		General Dynamics Corp	3,857,348
1,650,012		General Electric Co	33,742,746

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,622	*	GeoEye, Inc	$134,340
6,174	*	Gibraltar Industries, Inc	72,112
19,454		Goodrich Corp	1,719,150
2,031		Gorman-Rupp Co	82,154
9,274		Graco, Inc	463,978
19,630	*	GrafTech International Ltd	455,416
1,415		Graham Corp	32,375
5,154		Granite Construction, Inc	140,086
8,220		Great Lakes Dredge & Dock Corp	61,239
4,615	*	Greenbrier Cos, Inc	124,928
6,157	*	Griffon Corp	78,440
3,805	*	H&E Equipment Services, Inc	75,720
11,386		Harsco Corp	405,342
5,894		Heico Corp	283,843
14,584	*	Hexcel Corp	313,994
2,464	*	Hoku Scientific, Inc	5,027
118,606		Honeywell International, Inc	7,262,246
2,360		Houston Wire & Cable Co	39,624
9,292		Hubbell, Inc (Class B)	650,347
7,524	*	Huntington Ingalls	300,960
12,921		IDEX Corp	606,253
3,695	*	II-VI, Inc	213,756
68,309		Illinois Tool Works, Inc	3,989,929
49,431		Ingersoll-Rand plc	2,496,266
6,397	*	Insituform Technologies, Inc (Class A)	161,908
2,184		Insteel Industries, Inc	32,607
4,656	*	Interline Brands, Inc	98,335
28,212		ITT Industries, Inc	1,630,371
19,843	*	Jacobs Engineering Group, Inc	984,411
3,951		John Bean Technologies Corp	79,850
15,639		Joy Global, Inc	1,578,757
1,378	*	Kadant, Inc	42,511
4,411		Kaman Corp	164,089
5,636		Kaydon Corp	218,113
23,577		KBR, Inc	904,649
12,633		Kennametal, Inc	533,365
1,500	*	KEYW Holding Corp	16,785
2,253	*	Kratos Defense & Security Solutions, Inc	30,799
16,725		L-3 Communications Holdings, Inc	1,341,178
1,792	*	LaBarge, Inc	34,299
2,440	*	Ladish Co, Inc	138,348
427		Lawson Products, Inc	9,407
2,659	*	Layne Christensen Co	79,132
1,707		LB Foster Co (Class A)	72,650
7,895		Lennox International, Inc	383,776
6,394		Lincoln Electric Holdings, Inc	502,441
1,970		Lindsay Manufacturing Co	144,440
1,159	*	LMI Aerospace, Inc	23,238
44,549		Lockheed Martin Corp	3,530,508
2,512		LSI Industries, Inc	20,824
2,362	*	Lydall, Inc	23,030
20,325		Manitowoc Co, Inc	451,012

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,959		Masco Corp	$724,131
7,849	*	Mastec, Inc	178,015
1,685		Met-Pro Corp	20,035
1,222	*	Michael Baker Corp	30,110
2,809	*	Middleby Corp	251,883
1,233		Miller Industries, Inc	19,506
6,413	*	Moog, Inc (Class A)	282,942
7,058		MSC Industrial Direct Co (Class A)	505,282
5,630		Mueller Industries, Inc	220,246
40,545		Mueller Water Products, Inc (Class A)	178,398
2,652	*	MYR Group, Inc	66,114
809		Nacco Industries, Inc (Class A)	85,131
703		National Presto Industries, Inc	78,054
10,698	*	Navistar International Corp	743,725
2,590	*	NCI Building Systems, Inc	32,064
10,262		Nordson Corp	584,626
46,349		Northrop Grumman Corp	2,948,260
1,232	*	Northwest Pipe Co	29,642
9,245	*	Orbital Sciences Corp	174,083
4,264	*	Orion Marine Group, Inc	44,047
13,572	*	Oshkosh Truck Corp	429,690
17,551	*	Owens Corning, Inc	664,130
56,246		Paccar, Inc	2,987,225
17,581		Pall Corp	1,027,434
24,288		Parker Hannifin Corp	2,290,844
15,813		Pentair, Inc	635,050
4,710		Perini Corp	125,569
2,780	*	Pgt, Inc	6,894
1,814	*	Pike Electric Corp	18,430
1,779	*	PMFG, Inc	40,775
3,209	*	Polypore International, Inc	198,220
1,254	*	Powell Industries, Inc	49,558
2,764	*	PowerSecure International, Inc	21,697
21,718		Precision Castparts Corp	3,355,865
352		Preformed Line Products Co	25,291
2,780		Primoris Services Corp	32,748
5,396		Quanex Building Products Corp	113,100
32,383	*	Quanta Services, Inc	702,063
2,190		Raven Industries, Inc	119,048
55,946		Raytheon Co	2,716,178
3,598	*	RBC Bearings, Inc	141,257
5,781		Regal-Beloit Corp	438,142
5,534		Robbins & Myers, Inc	240,563
21,774		Rockwell Automation, Inc	1,897,169
24,539		Rockwell Collins, Inc	1,548,411
14,336		Roper Industries, Inc	1,239,921
6,783	*	RSC Holdings, Inc	89,332
4,701	*	Rush Enterprises, Inc (Class A)	99,050
16,974	*	SatCon Technology Corp	54,317
2,238	*	Sauer-Danfoss, Inc	132,064
66		Seaboard Corp	157,542
1,600		SeaCube Container Leasing Ltd	25,968

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,673	*	Shaw Group, Inc	$492,980
5,398		Simpson Manufacturing Co, Inc	150,712
8,693		Snap-On, Inc	536,967
15,953	*	Spirit Aerosystems Holdings, Inc (Class A)	392,444
7,723		SPX Corp	667,653
2,397		Standex International Corp	87,634
1,897	*	Sterling Construction Co, Inc	28,436
1,895		Sun Hydraulics Corp	88,099
2,384		TAL International Group, Inc	85,943
7,871	*	Taser International, Inc	35,105
3,029	*	Tecumseh Products Co (Class A)	31,017
5,640	*	Teledyne Technologies, Inc	284,764
2,539		Tennant Co	104,150
17,278	*	Terex Corp	600,929
1,142		Textainer Group Holdings Ltd	40,495
41,382		Textron, Inc	1,080,070
7,803	*	Thomas & Betts Corp	452,340
13,000		Timken Co	733,070
7,427		Titan International, Inc	229,420
1,730	*	Titan Machinery, Inc	54,426
5,232		Toro Co	355,305
8,287		TransDigm Group, Inc	690,307
3,421		Tredegar Corp	74,851
2,412	*	Trex Co, Inc	77,377
1,362	*	Trimas Corp	31,612
12,417		Trinity Industries, Inc	449,495
3,004		Triumph Group, Inc	258,704
1,434		Twin Disc, Inc	48,856
73,363		Tyco International Ltd	3,575,713
37	*	United Capital Corp	1,008
8,785	*	United Rentals, Inc	258,455
144,353		United Technologies Corp	12,931,143
2,593		Universal Forest Products, Inc	83,728
13,244	*	UQM Technologies, Inc	36,951
12,452	*	URS Corp	557,227
9,124	*	USG Corp	140,692
3,392		Valmont Industries, Inc	357,178
2,758		Vicor Corp	46,086
9,232		W.W. Grainger, Inc	1,399,570
11,855	*	Wabash National Corp	130,761
9,692	*	WABCO Holdings, Inc	715,754
4,376		Watsco, Inc	310,215
4,119		Watts Water Technologies, Inc (Class A)	159,405
6,118	*	WESCO International, Inc	379,010
7,317		Westinghouse Air Brake Technologies Corp	522,287
10,017		Woodward Governor Co	371,130
2,256	*	Xerium Technologies, Inc	52,023

		TOTAL CAPITAL GOODS	210,945,325

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
7,829		ABM Industries, Inc	190,401
5,794	*	Acacia Research (Acacia Technologies)	238,191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,113	*	ACCO Brands Corp	$78,777
3,058		Administaff, Inc	92,627
2,245	*	Advisory Board Co	104,886
2,474		American Ecology Corp	45,423
5,308	*	American Reprographics Co	47,507
3,422	*	APAC Customer Services, Inc	19,540
16,604		Avery Dennison Corp	693,051
1,044		Barrett Business Services, Inc	16,829
7,583		Brink’s Co	250,315
3,487	*	Casella Waste Systems, Inc (Class A)	23,572
6,078	*	CBIZ, Inc	44,552
1,246		CDI Corp	18,466
7,593	*	Cenveo, Inc	49,203
20,869		Cintas Corp	647,982
3,388	*	Clean Harbors, Inc	333,718
1,380	*	Consolidated Graphics, Inc	77,487
10,873	*	Copart, Inc	493,308
5,323		Corporate Executive Board Co	212,122
17,250	*	Corrections Corp of America	429,353
3,326	*	CoStar Group, Inc	226,235
1,056		Courier Corp	14,467
19,040		Covanta Holding Corp	326,917
1,484	*	CRA International, Inc	42,220
7,246		Deluxe Corp	196,222
4,166	*	Dolan Media Co	49,034
7,890		Dun & Bradstreet Corp	648,400
16,459		EnergySolutions, Inc	92,993
2,771	*	EnerNOC, Inc	49,629
3,522		Ennis, Inc	65,791
19,936		Equifax, Inc	748,198
2,271	*	Exponent, Inc	97,449
1,588	*	Franklin Covey Co	14,641
7,252	*	FTI Consulting, Inc	289,355
2,934	*	Fuel Tech, Inc	23,795
2,807		G & K Services, Inc (Class A)	92,912
9,356	*	Geo Group, Inc	249,618
2,050	*	GP Strategies Corp	26,835
10,960		Healthcare Services Group	194,650
2,376		Heidrick & Struggles International, Inc	55,598
8,949		Herman Miller, Inc	232,853
1,500	*	Higher One Holdings, Inc	21,135
2,635	*	Hill International, Inc	13,359
6,441		HNI Corp	177,256
4,422	*	Hudson Highland Group, Inc	26,665
2,916	*	Huron Consulting Group, Inc	83,981
2,381	*	ICF International, Inc	58,001
7,628	*	IHS, Inc (Class A)	673,095
1,863	*	Innerworkings, Inc	16,711
7,501		Interface, Inc (Class A)	139,819
27,476		Iron Mountain, Inc	875,110
6,527	*	KAR Auction Services, Inc	127,277
3,659	*	Kelly Services, Inc (Class A)	69,923

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,063	*	Kforce, Inc	$63,586
7,420		Kimball International, Inc (Class B)	55,502
7,844		Knoll, Inc	153,978
6,766	*	Korn/Ferry International	140,124
1,528	*	M&F Worldwide Corp	38,338
12,775		Manpower, Inc	846,343
3,521		McGrath RentCorp	99,961
3,778	*	Metalico, Inc	23,953
4,681		Mine Safety Appliances Co	185,742
1,750	*	Mistras Group, Inc	32,060
6,390	*	Mobile Mini, Inc	159,175
2,313		Multi-Color Corp	47,787
6,865	*	Navigant Consulting, Inc	79,977
12,400	*	NIELSEN HOLDINGS B.V.	370,636
5,639	*	On Assignment, Inc	61,860
30,619		Pitney Bowes, Inc	752,003
31,018		R.R. Donnelley & Sons Co	584,999
48,941		Republic Services, Inc	1,547,513
6,707		Resources Connection, Inc	99,197
22,564		Robert Half International, Inc	684,366
11,557		Rollins, Inc	242,350
2,124		Schawk, Inc (Class A)	40,059
2,432	*	School Specialty, Inc	36,018
7,717	*	Spherion Corp	81,260
2,221	*	Standard Parking Corp	38,845
1,542		Standard Register Co	5,304
10,083		Steelcase, Inc (Class A)	116,459
13,526	*	Stericycle, Inc	1,234,652
5,851	*	SYKES Enterprises, Inc	117,196
2,665	*	Team, Inc	66,492
10,314	*	Tetra Tech, Inc	243,617
6,591		Towers Watson & Co	378,060
5,988	*	TrueBlue, Inc	84,311
1,866		Unifirst Corp	96,584
3,623		United Stationers, Inc	261,073
16,407	*	Verisk Analytics, Inc	539,790
3,326		Viad Corp	82,518
612		VSE Corp	17,252
18,477		Waste Connections, Inc	568,537
74,956		Waste Management, Inc	2,957,763

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,362,694

CONSUMER DURABLES & APPAREL - 1.5%
6,389	*	American Apparel, Inc	9,264
5,558		American Greetings Corp (Class A)	136,727
4,122	*	Arctic Cat, Inc	69,208
8,380	*	Ascena Retail Group, Inc	262,210
11,049	*	Beazer Homes USA, Inc	51,488
694		Blyth, Inc	32,715
14,158		Brunswick Corp	330,872
10,095		Callaway Golf Co	71,473
9,572	*	Carter’s, Inc	295,966

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

767	*	Cavco Industries, Inc	$35,650
2,546		Cherokee, Inc	49,392
46,869		Coach, Inc	2,803,235
2,193		Columbia Sportswear Co	149,102
12,537	*	CROCS, Inc	252,119
1,272		CSS Industries, Inc	24,524
1,284	*	Culp, Inc	12,943
6,259	*	Deckers Outdoor Corp	531,139
792	*	Delta Apparel, Inc	14,010
41,903		DR Horton, Inc	521,273
45,118	*	Eastman Kodak Co	125,428
3,147		Ethan Allen Interiors, Inc	75,811
23,524		Fortune Brands, Inc	1,530,943
8,133	*	Fossil, Inc	778,979
10,025	*	Furniture Brands International, Inc	48,521
16,532		Garmin Ltd	565,890
2,758	*	G-III Apparel Group Ltd	123,724
14,367	*	Hanesbrands, Inc	467,071
10,454		Harman International Industries, Inc	507,333
19,165		Hasbro, Inc	897,689
4,112	*	Helen of Troy Ltd	127,965
3,311		Hooker Furniture Corp	41,189
8,581	*	Hovnanian Enterprises, Inc (Class A)	27,545
12,491	*	Iconix Brand Group, Inc	305,905
3,728	*	iRobot Corp	132,046
3,606	*	Jakks Pacific, Inc	75,870
14,371		Jarden Corp	522,961
16,148	*	Joe’s Jeans, Inc	15,809
618	*	Johnson Outdoors, Inc	10,253
13,468		Jones Apparel Group, Inc	183,569
12,905		KB Home	152,408
951	*	Kenneth Cole Productions, Inc (Class A)	12,810
3,617	*	K-Swiss, Inc (Class A)	44,525
697		Lacrosse Footwear, Inc	11,584
13,413	*	La-Z-Boy, Inc	157,737
46	*	Leapfrog Enterprises, Inc	196
22,264		Leggett & Platt, Inc	585,321
23,971		Lennar Corp (Class A)	455,209
2,263	*	Libbey, Inc	38,584
1,319		Lifetime Brands, Inc	20,998
21,815	*	Liz Claiborne, Inc	137,216
3,142	*	M/I Homes, Inc	41,757
3,109	*	Maidenform Brands, Inc	98,431
589	*	Marine Products Corp	4,364
56,447		Mattel, Inc	1,508,265
5,334		MDC Holdings, Inc	155,699
4,243	*	Meritage Homes Corp	101,450
8,421	*	Mohawk Industries, Inc	505,597
2,261		Movado Group, Inc	37,736
45,242		Newell Rubbermaid, Inc	862,313
55,141		Nike, Inc (Class B)	4,539,208
960	*	NVR, Inc	709,757

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,956		Oxford Industries, Inc	$67,189
1,266	*	Perry Ellis International, Inc	35,676
8,495		Phillips-Van Heusen Corp	598,133
4,863		Polaris Industries, Inc	512,706
8,417		Polo Ralph Lauren Corp (Class A)	1,100,691
7,002		Pool Corp	211,881
50,725	*	Pulte Homes, Inc	412,394
19,084	*	Quiksilver, Inc	83,015
1,185		RG Barry Corp	14,504
1,798	*	Russ Berrie & Co, Inc	13,143
5,939		Ryland Group, Inc	102,804
8,861	*	Sealy Corp	23,393
5,754	*	Skechers U.S.A., Inc (Class A)	109,614
709		Skyline Corp	13,903
7,308	*	Smith & Wesson Holding Corp	26,382
11,617	*	Standard-Pacific Corp	44,842
24,481		Stanley Works	1,778,546
773	*	Steinway Musical Instruments, Inc	19,325
3,609	*	Steven Madden Ltd	191,818
2,608		Sturm Ruger & Co, Inc	62,018
1,489	*	Summer Infant, Inc	13,163
10,099	*	Tempur-Pedic International, Inc	634,015
6,175	*	Timberland Co (Class A)	279,048
22,200	*	Toll Brothers, Inc	466,422
3,607	*	True Religion Apparel, Inc	109,004
9,499		Tupperware Corp	604,801
5,134	*	Under Armour, Inc (Class A)	351,474
3,035	*	Unifi, Inc	49,531
2,910	*	Universal Electronics, Inc	80,578
1,800	*	Vera Bradley, Inc	87,552
13,655		VF Corp	1,373,147
2,567		Volcom, Inc	50,647
6,681	*	Warnaco Group, Inc	429,989
1,327		Weyco Group, Inc	32,180
11,324		Whirlpool Corp	975,902
7,161		Wolverine World Wide, Inc	284,148

		TOTAL CONSUMER DURABLES & APPAREL	33,642,554

CONSUMER SERVICES - 2.1%
3,182	*	AFC Enterprises	47,921
2,077		Ambassadors Group, Inc	20,936
2,642	*	American Public Education, Inc	111,625
3,508		Ameristar Casinos, Inc	69,985
19,917	*	Apollo Group, Inc (Class A)	797,278
970	*	Archipelago Learning, Inc	8,507
8,580	*	Bally Technologies, Inc	334,534
3,574	*	BJ’s Restaurants, Inc	167,799
12,030	*	Bluegreen Corp	46,797
4,398		Bob Evans Farms, Inc	137,921
7,756	*	Boyd Gaming Corp	69,339
1,700	*	Bravo Brio Restaurant Group, Inc	35,088
4,088	*	Bridgepoint Education, Inc	71,744

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,499		Brinker International, Inc	$349,281
2,615	*	Buffalo Wild Wings, Inc	159,777
2,880	*	California Pizza Kitchen, Inc	46,080
2,258	*	Cambium Learning Group, Inc	7,768
2,723	*	Capella Education Co	135,061
9,246	*	Career Education Corp	201,655
1,079	*	Caribou Coffee Co, Inc	10,164
67,365		Carnival Corp	2,564,586
1,372	*	Carrols Restaurant Group, Inc	13,391
3,633		CBRL Group, Inc	186,119
3,172		CEC Entertainment, Inc	119,997
9,085	*	Cheesecake Factory	267,281
4,916	*	Chipotle Mexican Grill, Inc (Class A)	1,311,540
4,984		Choice Hotels International, Inc	186,302
1,530		Churchill Downs, Inc	63,816
4,602	*	Coinstar, Inc	248,416
13,634	*	Corinthian Colleges, Inc	60,671
1,091		CPI Corp	19,605
22,104		Darden Restaurants, Inc	1,038,225
16,901	*	Denny’s Corp	69,125
9,477		DeVry, Inc	501,333
2,624	*	DineEquity, Inc	131,121
5,279	*	Domino’s Pizza, Inc	98,031
9,749	*	Education Management Corp	180,746
640		Einstein Noah Restaurant Group, Inc	10,342
5,790	*	Gaylord Entertainment Co	207,687
4,394	*	Grand Canyon Education, Inc	63,537
50,453		H&R Block, Inc	872,333
9,887		Hillenbrand, Inc	226,610
7,058	*	Hyatt Hotels Corp	312,740
44,844		International Game Technology	793,290
5,171		International Speedway Corp (Class A)	158,233
5,414	*	Interval Leisure Group, Inc	87,003
2,570	*	Isle of Capri Casinos, Inc	24,518
4,638	*	ITT Educational Services, Inc	332,684
9,010	*	Jack in the Box, Inc	186,057
2,103	*	Jamba, Inc	5,215
4,087	*	K12, Inc	160,905
9,989	*	Krispy Kreme Doughnuts, Inc	56,038
53,041	*	Las Vegas Sands Corp	2,493,457
960		Learning Tree International, Inc	8,093
5,772	*	Life Time Fitness, Inc	225,801
3,994		Lincoln Educational Services Corp	66,700
1,501		Mac-Gray Corp	25,427
2,839		Marcus Corp	31,485
41,576		Marriott International, Inc (Class A)	1,467,633
5,079		Matthews International Corp (Class A)	203,871
4,984	*	McCormick & Schmick’s Seafood Restaurants, Inc	45,504
166,565		McDonald’s Corp	13,043,704
49,242	*	MGM Mirage	623,404
1,611	*	Monarch Casino & Resort, Inc	18,462
5,278	*	Morgans Hotel Group Co	45,655

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,462	*	Multimedia Games, Inc	$20,322
1,032		National American University Holdings, Inc	7,936
5,024	*	O’Charleys, Inc	32,857
15,568	*	Orient-Express Hotels Ltd (Class A)	191,019
4,501	*	Panera Bread Co (Class A)	545,116
3,238	*	Papa John’s International, Inc	97,334
1,900	*	Peet’s Coffee & Tea, Inc	88,312
10,666	*	Penn National Gaming, Inc	426,747
3,275		PF Chang’s China Bistro, Inc	131,328
8,418	*	Pinnacle Entertainment, Inc	116,842
1,159	*	Pre-Paid Legal Services, Inc	76,436
1,835	*	Princeton Review, Inc	730
2,712	*	Red Lion Hotels Corp	23,730
1,938	*	Red Robin Gourmet Burgers, Inc	52,694
8,413		Regis Corp	143,021
20,235	*	Royal Caribbean Cruises Ltd	805,758
9,040	*	Ruby Tuesday, Inc	95,010
6,345	*	Ruth’s Chris Steak House, Inc	31,154
10,159	*	Scientific Games Corp (Class A)	106,873
38,301		Service Corp International	450,803
7,381	*	Shuffle Master, Inc	80,674
8,608	*	Sonic Corp	96,582
10,258		Sotheby’s (Class A)	518,234
2,017		Speedway Motorsports, Inc	31,425
114,879		Starbucks Corp	4,157,470
29,016		Starwood Hotels & Resorts Worldwide, Inc	1,728,483
202	*	Steak N Shake Co	88,322
2,036	*	Steiner Leisure Ltd	98,827
11,557		Stewart Enterprises, Inc (Class A)	93,727
2,082		Strayer Education, Inc	257,918
3,900	*	Summit Hotel Properties, Inc	44,187
7,450		Texas Roadhouse, Inc (Class A)	121,212
2,873		Universal Technical Institute, Inc	51,915
5,451	*	Vail Resorts, Inc	267,044
5,581		Weight Watchers International, Inc	433,923
46,398		Wendy’s/Arby’s Group, Inc (Class A)	223,638
8,485	*	WMS Industries, Inc	278,308
27,097		Wyndham Worldwide Corp	937,827
11,348		Wynn Resorts Ltd	1,669,858
71,456		Yum! Brands, Inc	3,832,900

		TOTAL CONSUMER SERVICES	50,142,449

DIVERSIFIED FINANCIALS - 7.2%
6,404		Advance America Cash Advance Centers, Inc	37,656
7,871	*	Affiliated Managers Group, Inc	858,569
52,875	*	American Capital Ltd	543,026
161,767		American Express Co	7,939,525
39,471		Ameriprise Financial, Inc	2,449,570
30,312		Apollo Investment Corp	359,197
31,670		Ares Capital Corp	560,876
3,919		Artio Global Investors, Inc	64,389
1,920	*	Asset Acceptance Capital Corp	10,906

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,559		Asta Funding, Inc	$12,643
1,543,644		Bank of America Corp	18,955,948
187,804		Bank of New York Mellon Corp	5,438,804
8,068		BGC Partners, Inc (Class A)	77,856
9,822		BlackRock Kelso Capital Corp	103,327
14,394		BlackRock, Inc	2,820,360
22,141	*	Broadpoint Securities Group, Inc	41,846
3,296		Calamos Asset Management, Inc (Class A)	53,626
70,002		Capital One Financial Corp	3,831,209
409		Capital Southwest Corp	39,362
4,707		Cash America International, Inc	223,347
2,000		CBOE Holdings, Inc	53,640
151,997		Charles Schwab Corp	2,783,065
3,275,099	*	Citigroup, Inc	15,032,704
10,238		CME Group, Inc	3,028,093
2,438		Cohen & Steers, Inc	76,699
4,565		Compass Diversified Trust	76,509
2,144		CompuCredit Corp	9,133
5,125	*	Cowen Group, Inc	21,320
1,125	*	Credit Acceptance Corp	91,013
230		Diamond Hill Investment Group, Inc	18,860
84,097		Discover Financial Services	2,088,969
6,054	*	Dollar Financial Corp	139,181
3,900		Duff & Phelps Corp	60,021
34,867	*	E*Trade Financial Corp	566,240
17,739		Eaton Vance Corp	599,046
1,679	*	Encore Capital Group, Inc	50,269
1,720		Epoch Holding Corp	29,825
2,074		Evercore Partners, Inc (Class A)	72,362
6,408	*	Ezcorp, Inc (Class A)	201,788
7,188	*	FBR Capital Markets Corp	25,877
13,776		Federated Investors, Inc (Class B)	355,145
7,863		Fifth Street Finance Corp	104,814
1,794	*	Financial Engines, Inc	51,003
4,125	*	First Cash Financial Services, Inc	161,865
11,052	*	First Marblehead Corp	23,762
22,872		Franklin Resources, Inc	2,953,233
941		Friedman Billings Ramsey Group, Inc (Class A)	28,701
3,400		FXCM, Inc	45,254
974		GAMCO Investors, Inc (Class A)	50,112
9,708		GFI Group, Inc	49,608
2,552		Gladstone Capital Corp	28,991
2,486		Gladstone Investment Corp	19,242
79,226		Goldman Sachs Group, Inc	11,963,919
1,077		Golub Capital BDC, Inc	17,275
700	*	Green Dot Corp	30,212
4,345		Greenhill & Co, Inc	256,355
2,695	*	Harris & Harris Group, Inc	14,068
4,866		Hercules Technology Growth Capital, Inc	52,310
2,645	*	HFF, Inc (Class A)	39,596
2,600	*	Imperial Holdings, Inc	25,844
5,588		Interactive Brokers Group, Inc (Class A)	98,014

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,428	*	IntercontinentalExchange, Inc	$1,375,360
2,126	*	International Assets Holding Corp	56,296
5,158	*	Internet Capital Group, Inc	71,645
72,545		Invesco Ltd	1,804,194
6,512	*	Investment Technology Group, Inc	111,420
295,342		iShares Russell 3000 Index Fund	24,135,349
28,255		Janus Capital Group, Inc	343,863
17,531		Jefferies Group, Inc	423,724
1,865		JMP Group, Inc	16,039
615,061		JPMorgan Chase & Co	28,065,233
4,905		Kayne Anderson Energy Development Co	96,138
4,820		KBW, Inc	109,510
17,372	*	Knight Capital Group, Inc (Class A)	238,344
7,100	*	LaBranche & Co, Inc	28,613
29,673	*	Ladenburg Thalmann Financial Services, Inc	34,717
14,686		Lazard Ltd (Class A)	602,126
24,049		Legg Mason, Inc	893,420
29,304		Leucadia National Corp	1,132,893
1,062		Life Partners Holdings, Inc	7,445
2,500	*	LPL Investment Holdings, Inc	91,700
1,727		Main Street Capital Corp	32,485
4,368		MarketAxess Holdings, Inc	106,361
1,195	*	Marlin Business Services Corp	14,567
9,246		MCG Capital Corp	61,024
1,650		Medallion Financial Corp	15,230
1,700	*	Medley Capital Corp	19,890
16,268	*	MF Global Holdings Ltd	136,814
32,269		Moody’s Corp	1,263,009
233,976		Morgan Stanley	6,118,473
16,553	*	MSCI, Inc (Class A)	587,135
5,212		MVC Capital, Inc	72,082
17,348	*	Nasdaq Stock Market, Inc	470,131
3,846		Nelnet, Inc (Class A)	88,573
4,400	*	Netspend Holdings, Inc	51,084
4,005	*	NewStar Financial, Inc	47,860
2,537		NGP Capital Resources Co	23,949
37,733		Northern Trust Corp	1,886,273
40,226		NYSE Euronext	1,611,051
1,322		Oppenheimer Holdings, Inc	40,599
5,837		optionsXpress Holdings, Inc	107,634
5,360		PennantPark Investment Corp	66,142
7,002	*	Penson Worldwide, Inc	42,502
8,425	*	PHH Corp	180,801
3,101	*	Pico Holdings, Inc	99,604
2,547	*	Piper Jaffray Cos	91,310
2,442	*	Portfolio Recovery Associates, Inc	220,415
3,955	*	Primus Guaranty Ltd	19,419
11,702		Prospect Capital Corp	141,711
2,515		Pzena Investment Management, Inc (Class A)	18,309
14,920		Raymond James Financial, Inc	559,500
6,425	*	Rodman & Renshaw Capital Group, Inc	12,657
3,932	*	Safeguard Scientifics, Inc	76,871

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,006		Sanders Morris Harris Group, Inc	$25,942
22,489		SEI Investments Co	502,179
80,344	*	SLM Corp	1,332,907
700		Solar Capital Ltd	17,766
1,200	*	Solar Senior Capital Ltd	22,596
29,000		SPDR Trust Series 1	3,959,660
77,124		State Street Corp	3,590,122
7,747	*	Stifel Financial Corp	353,883
4,254		SWS Group, Inc	25,949
40,590		T Rowe Price Group, Inc	2,607,908
37,106		TD Ameritrade Holding Corp	799,263
1,217		THL Credit, Inc	17,427
3,694		TICC Capital Corp	41,890
5,667	*	TradeStation Group, Inc	54,687
1,646		Triangle Capital Corp	29,398
1,018	*	Virtus Investment Partners, Inc	53,761
13,649		Waddell & Reed Financial, Inc (Class A)	559,745
637		Westwood Holdings Group, Inc	23,983
2,324	*	World Acceptance Corp	157,916

		TOTAL DIVERSIFIED FINANCIALS	173,914,455

ENERGY - 12.1%
17,588	*	Abraxas Petroleum Corp	89,347
1,357		Alon USA Energy, Inc	18,659
18,220	*	Alpha Natural Resources, Inc	1,059,857
900	*	Amyris Biotechnologies, Inc	23,787
75,838		Anadarko Petroleum Corp	5,986,652
58,540		Apache Corp	7,807,480
1,431		APCO Argentina, Inc	129,362
3,884	*	Approach Resources, Inc	114,345
24,458		Arch Coal, Inc	838,909
8,690	*	ATP Oil & Gas Corp	154,508
8,788	*	Atwood Oceanics, Inc	394,845
66,049		Baker Hughes, Inc	5,112,852
5,067	*	Basic Energy Services, Inc	155,760
7,296		Berry Petroleum Co (Class A)	387,636
7,534	*	Bill Barrett Corp	314,394
21,087	*	BPZ Energy, Inc	100,374
18,516	*	Brigham Exploration Co	620,841
5,624	*	Bristow Group, Inc	260,954
16,115		Cabot Oil & Gas Corp	906,952
17,279	*	Cal Dive International, Inc	135,813
10,043	*	Callon Petroleum Co	68,795
36,972	*	Cameron International Corp	1,949,164
3,053		CARBO Ceramics, Inc	491,350
5,775	*	Carrizo Oil & Gas, Inc	230,076
11,014	*	Cheniere Energy, Inc	100,007
100,482		Chesapeake Energy Corp	3,383,229
310,412		Chevron Corp	33,971,489
12,917		Cimarex Energy Co	1,428,491
868	*	Clayton Williams Energy, Inc	78,615
5,698	*	Clean Energy Fuels Corp	97,094

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,443	*	Cloud Peak Energy, Inc	$92,503
10,166	*	Cobalt International Energy, Inc	142,324
12,772	*	Complete Production Services, Inc	433,482
6,980	*	Comstock Resources, Inc	223,779
15,791	*	Concho Resources, Inc	1,687,268
229,193		ConocoPhillips	18,090,203
33,979		Consol Energy, Inc	1,837,924
2,346	*	Contango Oil & Gas Co	145,264
4,444	*	Continental Resources, Inc	305,214
6,954		Core Laboratories NV	667,445
8,684		Crosstex Energy, Inc	91,616
4,171	*	CVR Energy, Inc	92,721
1,349	*	Dawson Geophysical Co	60,165
874		Delek US Holdings, Inc	11,738
86,646	*	Delta Petroleum Corp	72,531
60,047	*	Denbury Resources, Inc	1,355,261
68,948	*	Devon Energy Corp	6,274,268
6,710		DHT Maritime, Inc	29,054
10,943		Diamond Offshore Drilling, Inc	830,245
12,844	*	Dresser-Rand Group, Inc	674,824
5,104	*	Dril-Quip, Inc	390,762
117,182		El Paso Corp	2,274,503
6,299	*	Endeavour International Corp	91,336
4,260	*	Energy Partners Ltd	77,575
11,630	*	Energy XXI Bermuda Ltd	421,588
41,317		EOG Resources, Inc	4,665,102
22,333		Equitable Resources, Inc	1,174,939
2,142	*	Evolution Petroleum Corp	16,986
22,084		EXCO Resources, Inc	462,660
10,247	*	Exterran Holdings, Inc	222,462
787,077	d	Exxon Mobil Corp	69,262,775
37,238	*	FMC Technologies, Inc	1,730,822
16,902	*	Forest Oil Corp	606,951
16,720		Frontier Oil Corp	467,157
7,113		Frontline Ltd	157,268
13,849	*	FX Energy, Inc	113,700
6,422	*	Gastar Exploration Ltd	28,899
11,607		General Maritime Corp	24,839
2,908	*	Georesources, Inc	84,390
981	*	Global Geophysical Services, Inc	18,629
14,924	*	Global Industries Ltd	147,151
7,852	*	GMX Resources, Inc	46,170
4,583		Golar LNG Ltd	149,222
5,390	*	Goodrich Petroleum Corp	121,113
4,821	*	Green Plains Renewable Energy, Inc	60,359
1,528		Gulf Island Fabrication, Inc	54,000
4,702	*	Gulfmark Offshore, Inc	200,164
4,256	*	Gulfport Energy Corp	144,874
139,896		Halliburton Co	7,061,949
4,632	*	Harvest Natural Resources, Inc	64,014
17,115	*	Helix Energy Solutions Group, Inc	323,987
14,457		Helmerich & Payne, Inc	959,077

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,503	*	Hercules Offshore, Inc	$166,306
45,606		Hess Corp	3,920,292
7,231		Holly Corp	418,675
3,437	*	Hornbeck Offshore Services, Inc	100,464
2,659		Houston American Energy Corp	48,899
23,043	*	International Coal Group, Inc	254,164
18,637	*	ION Geophysical Corp	235,572
139	*	Isramco, Inc	9,285
5,971	*	James River Coal Co	139,244
17,668	*	Key Energy Services, Inc	321,558
4,039		Knightsbridge Tankers Ltd	90,433
32,257	*	Kodiak Oil & Gas Corp	226,444
2,601	*	L&L Energy, Inc	18,077
4,758		Lufkin Industries, Inc	439,306
12,742	*	Magnum Hunter Resources Corp	103,975
108,890		Marathon Oil Corp	5,884,416
16,221		Massey Energy Co	1,106,921
3,319	*	Matrix Service Co	47,993
35,838	*	McDermott International, Inc	827,499
16,571	*	McMoRan Exploration Co	303,415
6,804	*	Miller Petroleum, Inc	39,259
29,530		Murphy Oil Corp	2,287,984
42,918	*	Nabors Industries Ltd	1,315,008
64,831		National Oilwell Varco, Inc	4,971,888
1,429	*	Natural Gas Services Group, Inc	25,765
20,575	*	Newfield Exploration Co	1,456,710
17,493	*	Newpark Resources, Inc	157,962
26,768		Noble Energy, Inc	2,576,955
7,478		Nordic American Tanker Shipping	171,844
9,364	*	Northern Oil And Gas, Inc	222,489
7,300	*	Oasis Petroleum, Inc	224,329
125,149		Occidental Petroleum Corp	14,303,279
8,075	*	Oceaneering International, Inc	705,917
7,544	*	Oil States International, Inc	626,227
3,688		Overseas Shipholding Group, Inc	102,748
561	*	OYO Geospace Corp	52,330
21,476	*	Pacific Asia Petroleum, Inc	34,147
879		Panhandle Oil and Gas, Inc (Class A)	26,599
17,105	*	Parker Drilling Co	121,959
12,900	*	Patriot Coal Corp	324,822
23,147		Patterson-UTI Energy, Inc	720,103
41,151		Peabody Energy Corp	2,749,710
7,617		Penn Virginia Corp	117,759
45,462	*	PetroHawk Energy Corp	1,227,929
3,850	*	Petroleum Development Corp	153,307
8,718	*	Petroquest Energy, Inc	76,370
2,254	*	PHI, Inc	50,445
12,809	*	Pioneer Drilling Co	198,540
17,708		Pioneer Natural Resources Co	1,810,289
21,031	*	Plains Exploration & Production Co	800,019
27,005	*	Pride International, Inc	1,185,790
26,319		Questar Market Resources, Inc	1,124,611

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,184	*	Quicksilver Resources, Inc	$255,182
7,885	*	RAM Energy Resources, Inc	16,243
24,362		Range Resources Corp	1,375,235
29,322	*	Rentech, Inc	32,547
7,704	*	Resolute Energy Corp	136,284
5,188	*	Rex Energy Corp	66,562
995	*	Rex Stores Corp	17,194
8,508	*	Rosetta Resources, Inc	390,772
18,751	*	Rowan Cos, Inc	781,917
6,330		RPC, Inc	171,227
57,108	*	SandRidge Energy, Inc	705,855
211,562		Schlumberger Ltd	18,987,689
1,828	*	Scorpio Tankers, Inc	21,516
3,132		SEACOR Holdings, Inc	309,536
6,243		Ship Finance International Ltd	124,798
18,731		Southern Union Co	560,057
53,253	*	Southwestern Energy Co	2,335,677
99,991		Spectra Energy Corp	2,903,739
9,543		St. Mary Land & Exploration Co	723,932
7,805	*	Stone Energy Corp	275,985
18,145		Sunoco, Inc	774,066
11,915	*	Superior Energy Services	457,774
6,419	*	Swift Energy Co	251,561
10,677	*	Syntroleum Corp	21,888
2,500		Targa Resources Investments, Inc	87,550
5,764		Teekay Corp	195,918
4,054		Teekay Tankers Ltd (Class A)	38,108
4,273	*	Tesco Corp	80,375
21,307	*	Tesoro Corp	577,846
10,698	*	Tetra Technologies, Inc	158,009
7,610		Tidewater, Inc	452,871
20,713	*	TransAtlantic Petroleum Ltd	54,475
23,055	*	Ultra Petroleum Corp	1,170,963
1,437	*	Union Drilling, Inc	19,486
6,429	*	Unit Corp	405,156
10,810	*	Uranium Energy Corp	37,619
16,895	*	USEC, Inc	77,379
8,878		Vaalco Energy, Inc	61,880
87,075		Valero Energy Corp	2,464,223
29,770	*	Vantage Drilling Co	52,991
2,862	*	Venoco, Inc	53,205
4,726		W&T Offshore, Inc	126,704
13,013	*	Warren Resources, Inc	58,949
113,843	*	Weatherford International Ltd	2,456,731
8,374	*	Western Refining, Inc	142,023
17,940	*	Whiting Petroleum Corp	1,246,830
8,255	*	Willbros Group, Inc	88,741
88,448		Williams Cos, Inc	2,933,820
11,070		World Fuel Services Corp	438,151

		TOTAL ENERGY	290,958,159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.9%
2,506		Andersons, Inc	$124,423
159		Arden Group, Inc (Class A)	13,164
8,741	*	BJ’s Wholesale Club, Inc	448,588
6,474		Casey’s General Stores, Inc	252,680
67,994		Costco Wholesale Corp	5,502,074
209,487		CVS Corp	7,591,809
2,200	*	Fresh Market, Inc	92,004
1,511		Ingles Markets, Inc (Class A)	28,724
99,382		Kroger Co	2,415,976
1,907		Nash Finch Co	70,979
3,132	*	Pantry, Inc	48,483
2,383		Pricesmart, Inc	99,228
83,866	*	Rite Aid Corp	93,091
7,036		Ruddick Corp	292,135
58,870		Safeway, Inc	1,431,130
3,602		Spartan Stores, Inc	56,227
31,938		Supervalu, Inc	359,622
974	*	Susser Holdings Corp	13,431
91,412		Sysco Corp	2,642,721
7,381	*	United Natural Foods, Inc	315,095
842		Village Super Market (Class A)	22,768
142,579		Walgreen Co	6,090,975
299,915		Wal-Mart Stores, Inc	16,489,327
2,477		Weis Markets, Inc	102,226
21,783		Whole Foods Market, Inc	1,367,101
7,216	*	Winn-Dixie Stores, Inc	51,161

		TOTAL FOOD & STAPLES RETAILING	46,015,142

FOOD, BEVERAGE & TOBACCO - 5.0%
445		Alico, Inc	11,477
11,613	*	Alliance One International, Inc	46,336
321,504		Altria Group, Inc	8,629,167
98,548		Archer Daniels Midland Co	3,648,247
6,820		B&G Foods, Inc (Class A)	123,306
1,530	*	Boston Beer Co, Inc (Class A)	144,218
16,206		Brown-Forman Corp (Class B)	1,164,563
21,769		Bunge Ltd	1,642,253
1,190		Calavo Growers, Inc	24,990
1,890		Cal-Maine Foods, Inc	54,602
28,002		Campbell Soup Co	940,587
10,613	*	Central European Distribution Corp	125,446
6,012	*	Chiquita Brands International, Inc	95,711
572		Coca-Cola Bottling Co Consolidated	40,297
324,172		Coca-Cola Co	21,868,643
52,652		Coca-Cola Enterprises, Inc	1,495,843
63,451		ConAgra Foods, Inc	1,551,377
26,935	*	Constellation Brands, Inc (Class A)	603,075
11,315		Corn Products International, Inc	623,457
16,159	*	Darling International, Inc	261,291
28,364	*	Dean Foods Co	317,393
3,570		Diamond Foods, Inc	234,192
5,085	*	Dole Food Co, Inc	70,224

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,965		Dr Pepper Snapple Group, Inc	$1,370,628
797		Farmer Bros Co	9,588
12,635		Flowers Foods, Inc	386,126
6,525		Fresh Del Monte Produce, Inc	176,893
102,962		General Mills, Inc	3,972,274
16,622	*	Green Mountain Coffee Roasters, Inc	1,113,009
406		Griffin Land & Nurseries, Inc (Class A)	10,873
48,719		H.J. Heinz Co	2,495,874
7,094	*	Hain Celestial Group, Inc	241,267
10,133	*	Hansen Natural Corp	670,298
1,197	*	Harbinger Group, Inc	7,266
10,971	*	Heckmann Corp	69,117
24,251		Hershey Co	1,399,525
21,826		Hormel Foods Corp	641,903
1,197		Imperial Sugar Co	16,375
2,597		J&J Snack Foods Corp	131,980
18,130		J.M. Smucker Co	1,361,019
1,086	*	John B. Sanfilippo & Son, Inc	11,946
40,301		Kellogg Co	2,308,038
247,520		Kraft Foods, Inc (Class A)	8,311,721
3,555		Lancaster Colony Corp	217,246
4,091		Lance, Inc	80,797
1,183		Limoneira Co	26,038
22,099		Lorillard, Inc	2,353,544
20,408		McCormick & Co, Inc	1,002,441
31,282		Mead Johnson Nutrition Co	2,092,140
1,659		Mgp Ingredients, Inc	14,483
20,939		Molson Coors Brewing Co (Class B)	1,020,776
2,418		National Beverage Corp	33,659
248,275		PepsiCo, Inc	17,103,665
284,613		Philip Morris International, Inc	19,763,526
6,880	*	Pilgrim’s Pride Corp	40,454
1,400	*	Primo Water	21,056
8,718	*	Ralcorp Holdings, Inc	678,260
51,900		Reynolds American, Inc	1,926,009
3,692		Sanderson Farms, Inc	175,739
96,520		Sara Lee Corp	1,853,184
1,580	*	Seneca Foods Corp	44,177
8,675	*	Smart Balance, Inc	41,467
19,832	*	Smithfield Foods, Inc	467,242
16,938	*	Star Scientific, Inc	67,921
4,702	*	Synutra International, Inc	48,901
3,805		Tootsie Roll Industries, Inc	112,780
5,405	*	TreeHouse Foods, Inc	327,921
44,912		Tyson Foods, Inc (Class A)	893,749
3,973		Universal Corp	172,349
7,369		Vector Group Ltd	135,295

		TOTAL FOOD, BEVERAGE & TOBACCO	119,137,234

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
3,354	*	Abaxis, Inc	97,434
5,238	*	Abiomed, Inc	91,036

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,678	*	Accretive Health, Inc	$47,387
7,125	*	Accuray, Inc	63,341
61,498		Aetna, Inc	2,544,787
1,581	*	Air Methods Corp	106,907
8,264	*	Align Technology, Inc	199,493
894	*	Alimera Sciences, Inc	7,957
3,355	*	Alliance Imaging, Inc	14,829
5,849	*	Allied Healthcare International, Inc	15,266
20,331	*	Allscripts Healthcare Solutions, Inc	437,930
1,314	*	Almost Family, Inc	45,556
16,596	*	Alphatec Holdings, Inc	52,775
3,994	*	Amedisys, Inc	133,080
1,085		America Service Group, Inc	27,993
1,755	*	American Dental Partners, Inc	23,148
11,671	*	American Medical Systems Holdings, Inc	344,295
8,379	*	Amerigroup Corp	572,286
43,493		AmerisourceBergen Corp	1,767,556
4,810	*	AMN Healthcare Services, Inc	41,510
4,950	*	Amsurg Corp	132,957
2,378		Analogic Corp	137,139
3,787	*	Angiodynamics, Inc	61,728
9,912	*	Antares Pharma, Inc	18,436
3,814	*	Arthrocare Corp	134,749
1,286	*	Assisted Living Concepts, Inc (A Shares)	46,373
4,866	*	athenahealth, Inc	224,955
235		Atrion Corp	40,690
13,735		Bard (C.R.), Inc	1,466,211
92,113		Baxter International, Inc	5,241,229
10,883		Beckman Coulter, Inc	901,657
34,411		Becton Dickinson & Co	2,957,280
4,560	*	Bio-Reference Labs, Inc	114,958
5,643	*	BioScrip, Inc	26,014
230,058	*	Boston Scientific Corp	1,723,134
12,039	*	Brookdale Senior Living, Inc	327,942
1,772		Cantel Medical Corp	45,948
2,148	*	Capital Senior Living Corp	19,912
55,545		Cardinal Health, Inc	2,426,761
3,469	*	CardioNet, Inc	15,819
28,194	*	CareFusion Corp	828,058
5,961	*	Catalyst Health Solutions, Inc	355,037
7,092	*	Centene Corp	256,943
10,519	*	Cerner Corp	1,264,173
5,273	*	Cerus Corp	15,608
3,750		Chemed Corp	261,113
1,783	*	Chindex International, Inc	30,650
41,834		Cigna Corp	1,959,086
14,904	*	Community Health Systems, Inc	458,000
1,870		Computer Programs & Systems, Inc	109,937
4,075	*	Conceptus, Inc	62,877
4,127	*	Conmed Corp	115,886
3,983	*	Continucare Corp	21,349
7,025		Cooper Cos, Inc	526,173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,044	*	Corvel Corp	$54,079
22,243	*	Coventry Health Care, Inc	717,782
77,496		Covidien plc	4,315,751
4,302	*	Cross Country Healthcare, Inc	31,921
4,851	*	CryoLife, Inc	28,330
1,698	*	Cutera, Inc	15,010
3,736	*	Cyberonics, Inc	132,890
854	*	Cynosure, Inc (Class A)	12,579
15,258	*	DaVita, Inc	1,344,077
5,866	*	Delcath Systems, Inc	41,473
21,566		Dentsply International, Inc	809,588
8,097	*	DexCom, Inc	134,815
1,317	*	DynaVox, Inc	7,704
17,733	*	Edwards Lifesciences Corp	1,531,245
3,127	*	Electro-Optical Sciences, Inc	11,601
3,909	*	Emdeon, Inc	61,215
4,673	*	Emergency Medical Services Corp (Class A)	298,137
5,341	*	Emeritus Corp	130,908
5,762	*	Endologix, Inc	45,808
2,710		Ensign Group, Inc	74,959
800	*	ePocrates, Inc	18,720
789	*	Exactech, Inc	14,131
1,700	*	EXamWorks, Inc	37,740
84,672	*	Express Scripts, Inc	4,804,289
4,392	*	Five Star Quality Care, Inc	36,805
7,738	*	Gen-Probe, Inc	641,635
5,242	*	Gentiva Health Services, Inc	146,776
3,542	*	Greatbatch, Inc	95,882
4,000	*	Haemonetics Corp	280,800
4,454	*	Hanger Orthopedic Group, Inc	121,015
10,149	*	Hansen Medical, Inc	36,536
38,724	*	Health Management Associates, Inc (Class A)	436,807
14,945	*	Health Net, Inc	497,669
14,414	*	Healthsouth Corp	369,431
8,875	*	Healthspring, Inc	368,224
4,760	*	Healthways, Inc	80,539
1,581	*	HeartWare International, Inc	117,958
14,053	*	Henry Schein, Inc	1,026,853
9,487		Hill-Rom Holdings, Inc	427,010
4,409	*	HMS Holdings Corp	347,032
38,955	*	Hologic, Inc	857,789
25,708	*	Humana, Inc	1,956,893
1,942	*	ICU Medical, Inc	87,604
9,149	*	Idexx Laboratories, Inc	745,003
11,323	*	Immucor, Inc	247,181
7,347	*	Insulet Corp	157,887
3,369	*	Integra LifeSciences Holdings Corp	176,232
6,119	*	Intuitive Surgical, Inc	2,139,814
4,303		Invacare Corp	141,569
12,640	*	Inverness Medical Innovations, Inc	469,450
2,372	*	IPC The Hospitalist Co, Inc	123,012
2,136	*	IRIS International, Inc	20,078

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

994	*	Kensey Nash Corp	$24,582
5,370	*	Kindred Healthcare, Inc	135,431
9,579	*	Kinetic Concepts, Inc	565,448
16,411	*	Laboratory Corp of America Holdings	1,583,169
1,423		Landauer, Inc	85,622
2,013	*	LCA-Vision, Inc	13,568
3,264	*	LHC Group, Inc	96,680
8,483	*	LifePoint Hospitals, Inc	352,978
16,229		Lincare Holdings, Inc	509,915
5,963	*	Magellan Health Services, Inc	310,195
6,801	*	MAKO Surgical Corp	186,823
8,168		Masimo Corp	284,165
39,073		McKesson Corp	3,243,450
6,090	*	MedAssets, Inc	97,562
2,045	*	Medcath Corp	27,628
62,138	*	Medco Health Solutions, Inc	3,686,648
5,110	*	Medical Action Industries, Inc	44,457
4,173	*	Medidata Solutions, Inc	107,121
169,162		Medtronic, Inc	7,062,513
6,990	*	Merge Healthcare, Inc	34,461
5,826		Meridian Bioscience, Inc	143,960
4,242	*	Merit Medical Systems, Inc	98,923
5,145	*	Metropolitan Health Networks, Inc	21,712
2,621	*	Molina Healthcare, Inc	112,703
1,960	*	MWI Veterinary Supply, Inc	163,013
1,188		National Healthcare Corp	55,194
34		National Research Corp	1,211
3,980	*	Natus Medical, Inc	67,541
3,603	*	Neogen Corp	150,966
5,577	*	NuVasive, Inc	172,274
5,109	*	NxStage Medical, Inc	125,886
17,782		Omnicare, Inc	558,710
4,502	*	Omnicell, Inc	69,241
6,498	*	OraSure Technologies, Inc	57,247
2,540	*	Orthofix International NV	86,538
7,797	*	Orthovita, Inc	18,791
11,597		Owens & Minor, Inc	399,517
2,480	*	Palomar Medical Technologies, Inc	39,705
16,520		Patterson Cos, Inc	573,409
1,344	*	PDI, Inc	11,652
7,686	*	Pediatrix Medical Group, Inc	545,091
4,546	*	PharMerica Corp	59,825
1,666	*	Providence Service Corp	24,557
9,505	*	PSS World Medical, Inc	273,364
2,759		Quality Systems, Inc	247,537
19,703		Quest Diagnostics, Inc	1,110,855
3,050	*	Quidel Corp	40,474
3,516	*	RehabCare Group, Inc	132,096
23,818	*	Resmed, Inc	759,556
1,284	*	Rochester Medical Corp	14,830
6,469	*	RTI Biologics, Inc	18,760
2,700	*	Rural	45,981

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,318	*	Select Medical Holdings Corp	$74,197
4,710	*	Sirona Dental Systems, Inc	268,800
3,613	*	Skilled Healthcare Group, Inc (Class A)	43,790
8,051	*	Solta Medical, Inc	29,225
2,564	*	SonoSite, Inc	88,971
3,266	*	Spectranetics Corp	18,584
50,602		St. Jude Medical, Inc	2,704,171
4,783	*	Staar Surgical Co	26,546
2,943	*	Stereotaxis, Inc	11,448
9,126		STERIS Corp	328,901
48,172		Stryker Corp	2,842,148
3,592	*	Sun Healthcare Group, Inc	42,350
14,746	*	Sunrise Senior Living, Inc	153,063
2,207	*	SurModics, Inc	33,900
9,025	*	SXC Health Solutions Corp	497,819
4,990	*	Symmetry Medical, Inc	49,651
5,107	*	Syneron Medical Ltd	64,093
1,466	*	Synovis Life Technologies, Inc	29,892
2,100	*	Team Health Holdings, Inc	41,748
5,868		Teleflex, Inc	369,743
73,902	*	Tenet Healthcare Corp	512,141
8,187	*	Thoratec Corp	251,341
4,598	*	TomoTherapy, Inc	21,059
1,117	*	Transcend Services, Inc	26,953
2,811	*	Triple-S Management Corp (Class B)	58,862
6,859	*	Unilife Corp	38,205
165,854		UnitedHealth Group, Inc	8,164,991
4,007		Universal American Financial Corp	92,562
13,511		Universal Health Services, Inc (Class B)	740,133
1,389		US Physical Therapy, Inc	33,822
19,246	*	Varian Medical Systems, Inc	1,351,069
2,153	*	Vascular Solutions, Inc	27,515
13,181	*	VCA Antech, Inc	324,253
2,303	*	Vital Images, Inc	42,928
6,963	*	Volcano Corp	185,634
7,086	*	WellCare Health Plans, Inc	310,438
57,894		WellPoint, Inc	4,445,680
5,343		West Pharmaceutical Services, Inc	252,403
5,213	*	Wright Medical Group, Inc	86,171
727		Young Innovations, Inc	22,552
29,598	*	Zimmer Holdings, Inc	1,931,270
3,572	*	Zoll Medical Corp	202,461

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	107,286,602

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
13,508		Alberto-Culver Co	504,389
66,129		Avon Products, Inc	1,942,870
8,073	*	Central Garden and Pet Co (Class A)	80,891
10,977		Church & Dwight Co, Inc	905,383
21,962		Clorox Co	1,529,873
75,762		Colgate-Palmolive Co	6,390,525
3,538	*	Elizabeth Arden, Inc	106,352

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,976	*	Energizer Holdings, Inc	$829,017
16,647		Estee Lauder Cos (Class A)	1,614,759
1,969		Female Health Co	9,313
9,301		Herbalife Ltd	835,044
1,974		Inter Parfums, Inc	37,565
64,241		Kimberly-Clark Corp	4,243,760
1,740	*	Medifast, Inc	34,365
1,074	*	Nature’s Sunshine Products, Inc	9,580
7,708		Nu Skin Enterprises, Inc (Class A)	247,350
1,366	*	Nutraceutical International Corp	21,665
674		Oil-Dri Corp of America	14,889
5,908	*	Prestige Brands Holdings, Inc	68,237
445,184		Procter & Gamble Co	28,892,442
1,673	*	Revlon, Inc (Class A)	28,809
1,530		Schiff Nutrition International, Inc	15,224
2,342	*	Spectrum Brands, Inc	76,115
804	*	USANA Health Sciences, Inc	29,989
2,740		WD-40 Co	113,710

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	48,582,116

INSURANCE - 3.7%
52,119		ACE Ltd	3,505,003
72,156		Aflac, Inc	4,054,446
1,004	*	Alleghany Corp	330,211
6,819		Allied World Assurance Co Holdings Ltd	443,030
82,972		Allstate Corp	2,807,772
8,398		American Equity Investment Life Holding Co	107,998
12,636		American Financial Group, Inc	451,990
19,403	*	American International Group, Inc	604,403
980		American National Insurance Co	77,518
1,178	*	American Safety Insurance Holdings Ltd	23,984
2,639	*	Amerisafe, Inc	58,929
3,216		Amtrust Financial Services, Inc	62,069
50,681		AON Corp	2,644,028
7,319	*	Arch Capital Group Ltd	761,176
4,264		Argo Group International Holdings Ltd	133,932
16,245		Arthur J. Gallagher & Co	483,776
12,628		Aspen Insurance Holdings Ltd	360,782
16,815		Assurant, Inc	667,556
27,788		Assured Guaranty Ltd	472,396
17,643		Axis Capital Holdings Ltd	623,856
1,020		Baldwin & Lyons, Inc (Class B)	23,552
267,297	*	Berkshire Hathaway, Inc (Class B)	22,265,841
18,642		Brown & Brown, Inc	481,896
46,753		Chubb Corp	3,047,828
23,093		Cincinnati Financial Corp	731,586
6,803	*	Citizens, Inc (Class A)	50,682
3,694		CNA Financial Corp	114,662
2,304	*	CNA Surety Corp	61,033
36,535	*	Conseco, Inc	294,472
3,194		Crawford & Co (Class B)	14,852
6,555		Delphi Financial Group, Inc (Class A)	209,432

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,472		Donegal Group, Inc (Class A)	$20,078
3,364	*	eHealth, Inc	45,750
358		EMC Insurance Group, Inc	7,808
6,230		Employers Holdings, Inc	125,597
7,010		Endurance Specialty Holdings Ltd	310,823
1,204	*	Enstar Group Ltd	135,029
4,367		Erie Indemnity Co (Class A)	316,302
8,670		Everest Re Group Ltd	790,010
1,841		FBL Financial Group, Inc (Class A)	56,151
34,528		Fidelity National Title Group, Inc (Class A)	533,112
14,267		First American Financial Corp	222,565
7,362		Flagstone Reinsurance Holdings Ltd	61,914
1,436	*	Fpic Insurance Group, Inc	53,017
74,332	*	Genworth Financial, Inc (Class A)	906,107
3,862	*	Greenlight Capital Re Ltd (Class A)	108,715
1,260	*	Hallmark Financial Services	10,773
6,611		Hanover Insurance Group, Inc	279,116
1,895		Harleysville Group, Inc	60,792
66,925		Hartford Financial Services Group, Inc	1,938,817
17,850		HCC Insurance Holdings, Inc	580,839
6,071	*	Hilltop Holdings, Inc	58,889
5,348		Horace Mann Educators Corp	95,622
2,309		Infinity Property & Casualty Corp	136,462
387		Kansas City Life Insurance Co	12,396
46,498		Lincoln National Corp	1,452,133
48,252		Loews Corp	2,135,634
7,070		Maiden Holdings Ltd	52,672
1,450	*	Markel Corp	605,056
83,419		Marsh & McLennan Cos, Inc	2,525,927
14,668		Max Capital Group Ltd	322,403
22,259	*	MBIA, Inc	229,713
7,924		Meadowbrook Insurance Group, Inc	81,142
4,344		Mercury General Corp	172,631
106,879		Metlife, Inc	5,000,869
11,300		Montpelier Re Holdings Ltd	204,417
6,414	*	National Financial Partners Corp	103,201
1,259		National Interstate Corp	28,315
310		National Western Life Insurance Co (Class A)	49,932
1,818	*	Navigators Group, Inc	94,227
38,387		Old Republic International Corp	486,363
3,022		OneBeacon Insurance Group Ltd (Class A)	42,459
10,450		PartnerRe Ltd	839,762
16,445	*	Phoenix Cos, Inc	44,237
6,496		Platinum Underwriters Holdings Ltd	245,614
2,163		Presidential Life Corp	24,096
5,886		Primerica, Inc	136,084
49,823		Principal Financial Group	1,681,526
4,935	*	ProAssurance Corp	327,684
101,052		Progressive Corp	2,217,081
12,263		Protective Life Corp	329,997
71,789		Prudential Financial, Inc	4,552,858
11,292		Reinsurance Group of America, Inc (Class A)	714,784

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,609		RenaissanceRe Holdings Ltd	$605,041
3,060		RLI Corp	181,274
1,937		Safety Insurance Group, Inc	90,690
2,936		SeaBright Insurance Holdings, Inc	30,006
7,649		Selective Insurance Group, Inc	134,928
7,036		Stancorp Financial Group, Inc	303,252
1,886		State Auto Financial Corp	32,024
2,389		Stewart Information Services Corp	24,224
4,982		Symetra Financial Corp	69,150
12,458		Torchmark Corp	833,689
5,945		Tower Group, Inc	135,962
9,465		Transatlantic Holdings, Inc	466,530
66,836		Travelers Cos, Inc	4,229,382
2,398	*	United America Indemnity Ltd	61,245
3,242		United Fire & Casualty Co	64,192
7,209		Unitrin, Inc	218,000
1,705		Universal Insurance Holdings, Inc	9,224
47,614		UnumProvident Corp	1,260,819
10,571		Validus Holdings Ltd	343,980
18,634		W.R. Berkley Corp	607,655
259		Wesco Financial Corp	101,528
1,243		White Mountains Insurance Group Ltd	444,385
50,063		XL Capital Ltd	1,222,538

		TOTAL INSURANCE	89,007,910

MATERIALS - 4.2%
4,432		A. Schulman, Inc	112,218
650	*	AEP Industries, Inc	19,715
32,665		Air Products & Chemicals, Inc	3,120,161
13,346		Airgas, Inc	926,880
17,408		AK Steel Holding Corp	282,880
13,648		Albemarle Corp	962,866
156,433		Alcoa, Inc	2,659,361
14,840		Allegheny Technologies, Inc	1,068,480
11,081	*	Allied Nevada Gold Corp	477,148
3,604		AMCOL International Corp	134,141
3,548		American Vanguard Corp	31,648
10,789		Aptargroup, Inc	565,883
3,175		Arch Chemicals, Inc	122,777
11,830		Ashland, Inc	734,406
4,161		Balchem Corp	165,150
28,246		Ball Corp	1,053,859
16,951		Bemis Co, Inc	531,244
9,643		Boise, Inc	94,694
2,989	*	Brush Engineered Materials, Inc	124,821
5,763		Buckeye Technologies, Inc	162,286
9,627		Cabot Corp	431,771
8,371	*	Calgon Carbon Corp	143,646
6,921		Carpenter Technology Corp	354,770
2,462	*	Castle (A.M.) & Co	46,483
23,553		Celanese Corp (Series A)	1,175,766
9,260	*	Century Aluminum Co	185,015

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,128		CF Industries Holdings, Inc	$1,575,168
2,378	*	Clearwater Paper Corp	186,625
20,852		Cleveland-Cliffs, Inc	1,954,249
13,942	*	Coeur d’Alene Mines Corp	442,101
18,312		Commercial Metals Co	306,909
5,341		Compass Minerals International, Inc	521,335
25,087	*	Crown Holdings, Inc	938,255
7,359		Cytec Industries, Inc	431,826
1,552		Deltic Timber Corp	105,226
6,445		Domtar Corporation	599,514
177,140		Dow Chemical Co	7,260,969
139,712		Du Pont (E.I.) de Nemours & Co	7,934,244
6,446		Eagle Materials, Inc	187,514
11,331		Eastman Chemical Co	1,215,250
36,080		Ecolab, Inc	1,903,581
14,542	*	Ferro Corp	218,130
11,297		FMC Corp	997,299
143,960		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,922,118
15,725	*	General Moly, Inc	80,512
6,277	*	Georgia Gulf Corp	247,188
6,453		Glatfelter	87,761
10,289		Globe Specialty Metals, Inc	231,605
41,565	*	Golden Star Resources Ltd	135,086
2,339	*	Graham Packaging Co, Inc	53,797
17,219	*	Graphic Packaging Holding Co	94,532
5,708		Greif, Inc (Class A)	354,467
7,196		H.B. Fuller Co	157,233
1,202		Hawkins, Inc	56,542
1,730		Haynes International, Inc	93,489
9,786	*	Headwaters, Inc	53,432
43,241	*	Hecla Mining Co	406,898
6,399	*	Horsehead Holding Corp	100,912
28,407		Huntsman Corp	592,286
3,560		Innophos Holdings, Inc	164,970
12,376		International Flavors & Fragrances, Inc	786,124
67,232		International Paper Co	2,076,124
6,771	*	Intrepid Potash, Inc	231,974
15,984	*	Jaguar Mining, Inc	89,351
2,769		Kaiser Aluminum Corp	138,755
4,874	*	Kapstone Paper and Packaging Corp	84,710
878		KMG Chemicals, Inc	18,078
2,822		Koppers Holdings, Inc	129,050
1,500	*	Kraton Polymers LLC	69,240
3,337	*	Landec Corp	21,624
21,790	*	Louisiana-Pacific Corp	202,647
2,370	*	LSB Industries, Inc	95,630
10,555		Lubrizol Corp	1,419,859
7,502		Martin Marietta Materials, Inc	684,107
25,685		MeadWestvaco Corp	865,328
1,583	*	Metals USA Holdings Corp	26,911
2,940		Minerals Technologies, Inc	199,920
3,960	*	Molycorp, Inc	290,268

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

84,189		Monsanto Co	$5,728,220
24,704		Mosaic Co	1,849,341
4,382		Myers Industries, Inc	46,756
19,478		Nalco Holding Co	568,952
2,063		Neenah Paper, Inc	48,130
1,601		NewMarket Corp	295,096
73,330		Newmont Mining Corp	4,297,870
2,057		NL Industries, Inc	29,292
1,688	*	Noranda Aluminium Holding Corp	28,679
48,555		Nucor Corp	2,280,143
12,982		Olin Corp	334,157
1,094		Olympic Steel, Inc	32,131
4,534	*	OM Group, Inc	164,312
5,846	*	Omnova Solutions, Inc	49,691
24,990	*	Owens-Illinois, Inc	741,453
15,512		Packaging Corp of America	442,557
13,068		PolyOne Corp	189,225
25,507		PPG Industries, Inc	2,414,748
47,296		Praxair, Inc	5,033,240
1,562		Quaker Chemical Corp	70,571
11,155		Reliance Steel & Aluminum Co	631,485
5,898		Rock-Tenn Co (Class A)	407,375
7,831	*	Rockwood Holdings, Inc	444,331
8,694		Royal Gold, Inc	530,160
19,069		RPM International, Inc	448,122
4,128	*	RTI International Metals, Inc	131,848
3,073		Schnitzer Steel Industries, Inc (Class A)	190,741
2,819		Schweitzer-Mauduit International, Inc	146,137
7,487		Scotts Miracle-Gro Co (Class A)	422,791
23,459		Sealed Air Corp	604,538
5,624	*	Senomyx, Inc	34,194
7,823		Sensient Technologies Corp	296,413
14,650		Sherwin-Williams Co	1,205,549
18,684		Sigma-Aldrich Corp	1,318,717
8,420		Silgan Holdings, Inc	386,141
18,781	*	Solutia, Inc	494,879
16,222		Sonoco Products Co	560,632
25,443		Southern Copper Corp (NY)	953,095
3,858	*	Spartech Corp	27,546
32,562		Steel Dynamics, Inc	592,303
1,112		Stepan Co	80,031
7,262	*	Stillwater Mining Co	165,646
3,760	*	STR Holdings, Inc	61,927
16,183		Temple-Inland, Inc	380,786
2,962		Texas Industries, Inc	124,908
1,013	*	Texas Petrochemicals, Inc	39,953
24,923	*	Thompson Creek Metals Co, Inc	307,301
13,574	*	Titanium Metals Corp	271,887
230	*	United States Lime & Minerals, Inc	9,513
22,536		United States Steel Corp	1,075,193
682	*	Universal Stainless & Alloy	24,723
3,926	*	US Energy Corp Wyoming	22,457

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,632	*	US Gold Corp	$137,541
15,653		Valspar Corp	615,319
9,330	*	Verso Paper Corp	43,944
19,205		Vulcan Materials Co	868,065
9,601		Walter Energy, Inc	1,327,050
6,892		Wausau Paper Corp	46,521
2,843		Westlake Chemical Corp	186,643
8,807		Worthington Industries, Inc	189,967
10,881	*	WR Grace & Co	493,562
3,470		Zep, Inc	65,930
3,318	*	Zoltek Cos, Inc	42,636

		TOTAL MATERIALS	101,781,856

MEDIA - 3.1%
4,918	*	AH Belo Corp (Class A)	40,918
3,798		Arbitron, Inc	146,907
2,004	*	Ascent Media Corp (Series A)	96,252
1,904	*	Ballantyne Strong, Inc	12,852
13,153	*	Belo (A.H.) Corp (Class A)	111,143
35,757		Cablevision Systems Corp (Class A)	1,259,719
2,152	*	Carmike Cinemas, Inc	15,624
104,694		CBS Corp (Class B)	2,640,383
5,299	*	Central European Media Enterprises Ltd (Class A) Nasdaq	121,400
7,657		Cinemark Holdings, Inc	155,667
7,987	*	CKX, Inc	36,501
6,278	*	Clear Channel Outdoor Holdings, Inc (Class A)	86,385
433,718		Comcast Corp (Class A)	11,380,759
3,179	*	Cumulus Media, Inc (Class A)	14,782
19,737	*	Dex One Corp	82,895
118,309	*	DIRECTV	5,748,634
44,232	*	Discovery Communications, Inc (Class A)	1,957,708
30,947		DISH Network Corp (Class A)	774,913
10,925	*	DreamWorks Animation SKG, Inc (Class A)	289,403
2,343	*	Entercom Communications Corp (Class A)	24,766
4,682	*	Entravision Communications Corp (Class A)	11,050
4,385	*	EW Scripps Co (Class A)	41,658
727	*	Fisher Communications, Inc	21,992
35,838		Gannett Co, Inc	539,720
2,311	*	Global Sources Ltd	28,287
2,109	*	Gray Television, Inc	5,884
5,853		Harte-Hanks, Inc	54,374
73,593		Interpublic Group of Cos, Inc	864,718
7,174		John Wiley & Sons, Inc (Class A)	365,372
9,251	*	Journal Communications, Inc (Class A)	50,418
4,042	*	Knology, Inc	61,641
8,093	*	Lamar Advertising Co (Class A)	263,184
13,480	*	Lee Enterprises, Inc	19,276
36,972	*	Liberty Global, Inc (Class A)	1,719,198
11,395	*	Liberty Media Corp - Capital (Series A)	937,467
8,205	*	Liberty Media Corp - Starz	630,554
4,679	*	Lin TV Corp (Class A)	25,033
9,665	*	Lions Gate Entertainment Corp	61,276

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,417	*	Live Nation, Inc	$215,335
10,157	*	Lodgenet Entertainment Corp	35,651
9,424	*	Madison Square Garden, Inc	257,746
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	13,212
12,015	*	McClatchy Co (Class A)	34,363
48,844		McGraw-Hill Cos, Inc	1,976,717
6,419	*	Media General, Inc (Class A)	34,598
5,443		Meredith Corp	181,905
3,260		Morningstar, Inc	187,776
8,096		National CineMedia, Inc	141,194
19,178	*	New York Times Co (Class A)	155,917
350,818		News Corp (Class A)	6,251,577
1,448	*	Nexstar Broadcasting Group, Inc (Class A)	12,076
44,362		Omnicom Group, Inc	2,182,167
1,967		Outdoor Channel Holdings, Inc	14,064
3,992		Primedia, Inc	19,561
36,426	*	Radio One, Inc	106,000
705	*	ReachLocal, Inc	16,384
13,192		Regal Entertainment Group (Class A)	181,786
1,276	*	Rentrak Corp	29,271
4,288		Scholastic Corp	112,689
14,225		Scripps Networks Interactive (Class A)	731,450
6,135		Sinclair Broadcast Group, Inc (Class A)	70,491
614,605	*	Sirius XM Radio, Inc	1,223,064
1,638	*	SuperMedia, Inc	8,419
57,649		Thomson Corp	2,333,055
54,284		Time Warner Cable, Inc	4,241,209
166,386		Time Warner, Inc	6,299,373
7,914	*	Valassis Communications, Inc	228,161
93,660		Viacom, Inc (Class B)	4,791,646
51,428		Virgin Media, Inc	1,556,211
303,092		Walt Disney Co	13,063,264
7,228	*	Warner Music Group Corp	53,993
821		Washington Post Co (Class B)	357,874
731	*	Westwood One, Inc	5,095
3,050		World Wrestling Entertainment, Inc (Class A)	32,056

		TOTAL MEDIA	77,854,063

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
237,608		Abbott Laboratories	12,365,120
6,358	*	Acorda Therapeutics, Inc	178,278
1,501	*	Acura Pharmaceuticals, Inc	7,040
3,107	*	Affymax, Inc	20,320
9,694	*	Affymetrix, Inc	52,348
53,376	*	Agilent Technologies, Inc	2,663,996
7,885	*	Akorn, Inc	52,199
2,680	*	Albany Molecular Research, Inc	13,105
13,660	*	Alexion Pharmaceuticals, Inc	1,323,517
5,440	*	Alexza Pharmaceuticals, Inc	8,758
16,449	*	Alkermes, Inc	237,195
47,012		Allergan, Inc	3,740,275
9,992	*	Allos Therapeutics, Inc	29,077

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,105	*	Alnylam Pharmaceuticals, Inc	$52,377
3,103	*	AMAG Pharmaceuticals, Inc	58,957
147,368	*	Amgen, Inc	8,377,871
21,145	*	Amylin Pharmaceuticals, Inc	281,229
2,604	*	Ardea Biosciences, Inc	73,823
17,616	*	Arena Pharmaceuticals, Inc	24,662
18,075	*	Ariad Pharmaceuticals, Inc	154,541
5,408	*	Arqule, Inc	38,180
9,408	*	Array Biopharma, Inc	29,071
6,343	*	Auxilium Pharmaceuticals, Inc	154,515
12,311	*	AVANIR Pharmaceuticals, Inc	53,799
1,239	*	AVEO Pharmaceuticals, Inc	19,279
20,795	*	AVI BioPharma, Inc	37,431
3,536	*	BioCryst Pharmaceuticals, Inc	13,737
1,225	*	Biodel, Inc	2,707
37,223	*	Biogen Idec, Inc	3,623,659
15,270	*	BioMarin Pharmaceuticals, Inc	410,610
1,957	*	BioMimetic Therapeutics, Inc	26,361
2,873	*	Bio-Rad Laboratories, Inc (Class A)	359,470
9,326	*	Biosante Pharmaceuticals, Inc	21,730
489	*	Biospecifics Technologies Corp	11,858
3,128	*	Biotime, Inc	22,240
264,752		Bristol-Myers Squibb Co	7,439,531
10,212	*	Bruker BioSciences Corp	201,585
4,339	*	Cadence Pharmaceuticals, Inc	36,795
6,331	*	Caliper Life Sciences, Inc	42,354
2,815	*	Cambrex Corp	14,807
1,551	*	Caraco Pharmaceutical Laboratories Ltd	8,112
11,994	*	Celera Corp	94,873
71,692	*	Celgene Corp	4,221,225
3,722	*	Celldex Therapeutics, Inc	15,856
12,323	*	Cephalon, Inc	946,406
9,803	*	Cepheid, Inc	316,735
10,224	*	Charles River Laboratories International, Inc	431,351
5,590	*	Chelsea Therapeutics International, Inc	26,329
3,193	*	China Aoxing Pharmaceutical Co, Inc	6,226
1,651	*	Codexis, Inc	17,319
9,440	*	Combinatorx, Inc	28,886
3,540	*	Corcept Therapeutics, Inc	15,576
2,479	*	Cornerstone Therapeutics, Inc	17,328
9,545	*	Covance, Inc	597,517
9,343	*	Cubist Pharmaceuticals, Inc	316,261
1,050	*	Cumberland Pharmaceuticals, Inc	5,292
18,447	*	Curis, Inc	76,647
5,699	*	Cytokinetics, Inc	8,492
6,818	*	Cytori Therapeutics, Inc	51,203
14,806	*	Cytrx	13,351
21,650	*	Dendreon Corp	940,260
11,807	*	Depomed, Inc	104,256
2,840	*	Dionex Corp	336,114
11,171	*	Durect Corp	41,668
14,065	*	Dyax Corp	28,130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,936	*	Dynavax Technologies Corp	$60,982
156,803		Eli Lilly & Co	5,803,279
3,782	*	Emergent Biosolutions, Inc	87,780
17,476	*	Endo Pharmaceuticals Holdings, Inc	684,360
2,870	*	Enzo Biochem, Inc	11,451
7,026	*	Enzon Pharmaceuticals, Inc	80,658
6,832	*	eResearch Technology, Inc	43,452
4,956	*	Exact Sciences Corp	39,698
20,357	*	Exelixis, Inc	249,577
43,078	*	Forest Laboratories, Inc	1,428,466
1,260	*	Furiex Pharmaceuticals Inc	18,686
2,412	*	Genomic Health, Inc	65,848
20,885	*	Geron Corp	100,248
122,489	*	Gilead Sciences, Inc	4,757,473
10,189	*	Halozyme Therapeutics, Inc	67,553
1,088	*	Hi-Tech Pharmacal Co, Inc	30,094
25,946	*	Hospira, Inc	1,471,917
28,165	*	Human Genome Sciences, Inc	830,023
6,426	*	Idenix Pharmaceuticals, Inc	32,644
19,642	*	Illumina, Inc	1,394,189
10,362	*	Immunogen, Inc	138,436
10,439	*	Immunomedics, Inc	44,157
9,659	*	Impax Laboratories, Inc	264,463
13,802	*	Incyte Corp	255,061
2,412	*	Infinity Pharmaceuticals, Inc	14,424
6,621	*	Inhibitex, Inc	27,808
29,840	*	Inovio Biomedical Corp	28,393
8,532	*	Inspire Pharmaceuticals, Inc	42,575
8,857	*	InterMune, Inc	395,376
2,700	*	Ironwood Pharmaceuticals, Inc	39,474
12,827	*	Isis Pharmaceuticals, Inc	120,317
2,196	*	Jazz Pharmaceuticals, Inc	70,074
426,374		Johnson & Johnson	28,021,299
1,891	*	Kendle International, Inc	19,005
5,596	*	Keryx Biopharmaceuticals, Inc	29,603
1,247	*	Lannett Co, Inc	7,195
28,239	*	Lexicon Pharmaceuticals, Inc	47,442
28,543	*	Life Technologies Corp	1,575,574
2,584	*	Ligand Pharmaceuticals, Inc (Class B)	28,708
5,337	*	Luminex Corp	103,484
16,528	*	MannKind Corp	72,062
1,911	*	MAP Pharmaceuticals, Inc	29,468
4,306		Maxygen, Inc	22,219
7,261	*	Medicines Co	113,998
9,416		Medicis Pharmaceutical Corp (Class A)	333,891
5,980	*	Medivation, Inc	147,706
482,597		Merck & Co, Inc	17,349,362
4,309	*	Metabolix, Inc	34,817
5,341	*	Mettler-Toledo International, Inc	1,000,903
11,330	*	Micromet, Inc	76,591
7,537	*	Momenta Pharmaceuticals, Inc	142,223
67,392	*	Mylan Laboratories, Inc	1,679,409

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,599	*	Myriad Genetics, Inc	$291,563
6,350	*	Nabi Biopharmaceuticals	36,703
1,874	*	Nanosphere, Inc	5,566
17,086	*	Nektar Therapeutics	177,353
3,540	*	Neostem, Inc	7,009
11,081	*	Neuralstem, Inc	19,835
6,864	*	Neurocrine Biosciences, Inc	52,784
1,954	*	NeurogesX, Inc	6,624
12,907	*	Novavax, Inc	33,106
8,512	*	NPS Pharmaceuticals, Inc	88,269
2,775	*	Nymox Pharmaceutical Corp	21,062
2,140	*	Obagi Medical Products, Inc	27,456
2,526	*	Omeros Corp	13,489
10,068	*	Onyx Pharmaceuticals, Inc	378,255
12,790	*	Opko Health, Inc	50,904
4,421	*	Optimer Pharmaceuticals, Inc	55,837
4,654	*	Orexigen Therapeutics, Inc	14,567
2,607	*	Osiris Therapeutics, Inc	18,484
2,200	*	Pacific Biosciences of California, Inc	26,928
3,725		Pain Therapeutics, Inc	35,425
5,241	*	Par Pharmaceutical Cos, Inc	180,500
8,158	*	Parexel International Corp	226,466
21,864		PDL BioPharma, Inc	140,367
7,251	*	Peregrine Pharmaceuticals, Inc	17,982
17,722		PerkinElmer, Inc	501,001
12,818		Perrigo Co	1,158,234
1,247,176		Pfizer, Inc	26,140,809
16,880		Pharmaceutical Product Development, Inc	520,748
5,233	*	Pharmacyclics, Inc	34,695
4,819	*	Pharmasset, Inc	488,984
4,323	*	Pozen, Inc	26,976
4,070	*	Progenics Pharmaceuticals, Inc	30,159
13,682	*	Pure Bioscience	17,923
8,950	*	Questcor Pharmaceuticals, Inc	183,475
10,138	*	Regeneron Pharmaceuticals, Inc	518,153
7,568	*	Rigel Pharmaceuticals, Inc	68,944
8,567	*	Salix Pharmaceuticals Ltd	336,597
6,276	*	Sangamo Biosciences, Inc	45,062
10,786	*	Santarus, Inc	33,544
9,873	*	Savient Pharmaceuticals, Inc	114,626
12,662	*	Sciclone Pharmaceuticals, Inc	55,839
17,053	*	Seattle Genetics, Inc	283,250
17,519	*	Sequenom, Inc	123,509
6,018	*	SIGA Technologies, Inc	82,627
9,427	*	Somaxon Pharmaceuticals, Inc	25,453
6,845	*	Spectrum Pharmaceuticals, Inc	61,605
13,171	*	StemCells, Inc	11,077
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	6,541
7,892	*	SuperGen, Inc	21,387
4,090	*	Synta Pharmaceuticals Corp	24,826
7,537	*	Talecris Biotherapeutics Holdings Corp	210,433
3,356	*	Targacept, Inc	81,148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,082		Techne Corp	$472,632
10,757	*	Theravance, Inc	298,507
59,578	*	Thermo Electron Corp	3,574,084
8,008	*	United Therapeutics Corp	536,216
4,080	*	Vanda Pharmaceuticals, Inc	32,844
30,713	*	Vertex Pharmaceuticals, Inc	1,689,829
8,157	*	Vical, Inc	30,670
12,502	*	Viropharma, Inc	241,164
15,977	*	Vivus, Inc	124,301
14,958		Warner Chilcott plc	344,782
14,178	*	Waters Corp	1,389,444
16,377	*	Watson Pharmaceuticals, Inc	1,015,702
4,065	*	Xenoport, Inc	33,252
7,039	*	ZIOPHARM Oncology, Inc	53,215

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	163,444,516

REAL ESTATE - 2.8%
6,692		Acadia Realty Trust	139,528
3,718		Agree Realty Corp	86,964
367		Alexander’s, Inc	161,219
8,415		Alexandria Real Estate Equities, Inc	691,292
25,293		AMB Property Corp	920,665
4,500		American Assets Trust,Inc	99,360
10,510		American Campus Communities, Inc	369,427
20,608		American Capital Agency Corp	599,899
122,355		Annaly Capital Management, Inc	2,182,813
19,639		Anworth Mortgage Asset Corp	141,008
16,779		Apartment Investment & Management Co (Class A)	452,362
3,440		Apollo Commercial Real Estate Finance, Inc	56,210
7,208		Ashford Hospitality Trust, Inc	89,884
8,331		Associated Estates Realty Corp	138,628
12,523		AvalonBay Communities, Inc	1,585,537
976	*	Avatar Holdings, Inc	17,568
20,127		BioMed Realty Trust, Inc	399,320
20,968		Boston Properties, Inc	2,191,785
20,917		Brandywine Realty Trust	265,646
9,589		BRE Properties, Inc (Class A)	486,354
10,752		Camden Property Trust	674,688
4,500		Campus Crest Communities, Inc	53,190
10,696		Capital Lease Funding, Inc	59,898
11,551		Capstead Mortgage Corp	152,935
42,884	*	CB Richard Ellis Group, Inc (Class A)	1,145,431
22,448		CBL & Associates Properties, Inc	416,859
12,577		Cedar Shopping Centers, Inc	74,204
4,968		Chatham Lodging Trust	80,233
1,000		Chesapeake Lodging Trust	17,980
148,846		Chimera Investment Corp	602,826
5,956		Cogdell Spencer, Inc	36,034
11,437		Colonial Properties Trust	242,007
1,963		Colony Financial, Inc	36,669
600		Consolidated-Tomoka Land Co	18,558
2,900		Coresite Realty	45,791

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,952		Corporate Office Properties Trust	$350,410
12,745		Cousins Properties, Inc	114,705
1,800		CreXus Investment Corp	20,988
12,777		Cypress Sharpridge Investments, Inc	157,796
42,392		DCT Industrial Trust, Inc	246,298
31,012		Developers Diversified Realty Corp	457,117
24,950		DiamondRock Hospitality Co	300,398
13,977		Digital Realty Trust, Inc	843,372
17,207		Douglas Emmett, Inc	358,078
36,166		Duke Realty Corp	551,532
5,846		DuPont Fabros Technology, Inc	142,993
8,018		Dynex Capital, Inc	79,218
4,488		EastGroup Properties, Inc	206,717
7,775		Education Realty Trust, Inc	66,165
6,755		Entertainment Properties Trust	321,606
5,090		Equity Lifestyle Properties, Inc	304,484
5,151		Equity One, Inc	102,093
43,385		Equity Residential	2,590,952
4,930		Essex Property Trust, Inc	667,916
7,305		Excel Trust, Inc	86,930
13,752		Extra Space Storage, Inc	297,731
9,869		Federal Realty Investment Trust	864,130
14,814	*	FelCor Lodging Trust, Inc	94,217
14,655	*	First Industrial Realty Trust, Inc	183,481
5,389		First Potomac Realty Trust	87,463
20,390	*	Forest City Enterprises, Inc (Class A)	391,692
5,209	*	Forestar Real Estate Group, Inc	102,461
10,751		Franklin Street Properties Corp	152,019
64,643		General Growth Properties, Inc	1,079,538
3,489		Getty Realty Corp	88,655
1,129		Gladstone Commercial Corp	20,593
13,755		Glimcher Realty Trust	131,360
5,380		Government Properties Income Trust	147,520
11,090		Hatteras Financial Corp	315,067
61,303		HCP, Inc	2,428,825
26,925		Health Care REIT, Inc	1,447,757
9,360		Healthcare Realty Trust, Inc	213,782
19,745		Hersha Hospitality Trust	117,285
10,762		Highwoods Properties, Inc	397,118
5,995		Home Properties, Inc	380,083
18,556		Hospitality Properties Trust	448,127
101,360		Host Marriott Corp	1,803,194
4,389	*	Howard Hughes Corp	284,276
11,096		HRPT Properties Trust	303,919
2,200		Hudson Pacific Properties	32,956
9,631		Inland Real Estate Corp	94,095
10,974		Invesco Mortgage Capital, Inc	249,549
13,554		Investors Real Estate Trust	127,543
18,653	*	iStar Financial, Inc	179,442
6,785		Jones Lang LaSalle, Inc	694,648
4,126	*	Kennedy-Wilson Holdings, Inc	47,243
7,966		Kilroy Realty Corp	334,094

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

61,011		Kimco Realty Corp	$1,192,155
7,775		Kite Realty Group Trust	40,430
11,394		LaSalle Hotel Properties	320,627
13,732		Lexington Corporate Properties Trust	137,045
17,022		Liberty Property Trust	598,664
4,632		LTC Properties, Inc	136,273
19,533		Macerich Co	1,031,733
14,031		Mack-Cali Realty Corp	495,575
14,033	*	Maguire Properties, Inc	46,730
16,061		Medical Properties Trust, Inc	198,193
52,886		MFA Mortgage Investments, Inc	422,030
5,795		Mid-America Apartment Communities, Inc	387,396
3,502		Mission West Properties, Inc	26,895
3,849		Monmouth Real Estate Investment Corp (Class A)	32,178
4,153		National Health Investors, Inc	201,960
13,655		National Retail Properties, Inc	359,673
18,857		Nationwide Health Properties, Inc	825,937
18,010	*	Newcastle Investment Corp	113,643
16,400		NorthStar Realty Finance Corp	82,820
5,692		NRDC Acquisition Corp	64,263
16,069		Omega Healthcare Investors, Inc	368,944
2,531		One Liberty Properties, Inc	39,256
3,583		Parkway Properties, Inc	64,243
6,714		Pebblebrook Hotel Trust	144,015
10,824		Pennsylvania Real Estate Investment Trust	170,911
5,806		Pennymac Mortgage Investment Trust	106,366
7,421		Piedmont Office Realty Trust, Inc	147,678
24,878		Plum Creek Timber Co, Inc	1,071,993
6,873		Post Properties, Inc	279,044
7,720		Potlatch Corp	298,687
86,125		Prologis	1,402,976
2,910		PS Business Parks, Inc	175,357
21,409		Public Storage, Inc	2,511,490
23,325		RAIT Investment Trust	56,913
5,390		Ramco-Gershenson Properties	69,477
12,949		Rayonier, Inc	859,296
19,597		Realty Income Corp	696,673
11,120		Redwood Trust, Inc	176,030
12,302		Regency Centers Corp	578,932
8,542		Resource Capital Corp	55,352
3,592		Sabra Healthcare REIT, Inc	60,417
1,280		Saul Centers, Inc	56,051
21,187		Senior Housing Properties Trust	502,556
45,141		Simon Property Group, Inc	5,170,451
11,726		SL Green Realty Corp	967,747
4,316		Sovran Self Storage, Inc	184,638
13,936	*	St. Joe Co	364,008
12,860		Starwood Property Trust, Inc	293,079
27,728	*	Strategic Hotels & Resorts, Inc	189,105
2,553		Sun Communities, Inc	98,239
17,471	*	Sunstone Hotel Investors, Inc	182,747
11,970		Tanger Factory Outlet Centers, Inc	330,731

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,210		Taubman Centers, Inc	$477,412
1,707	*	Tejon Ranch Co	60,837
1,200		Terreno Realty Corp	20,352
8,762	*	Thomas Properties Group, Inc	31,456
11,652		Two Harbors Investment Corp	121,880
27,343		UDR, Inc	707,910
1,151		UMH Properties, Inc	11,901
2,089		Universal Health Realty Income Trust	90,057
2,803		Urstadt Biddle Properties, Inc (Class A)	55,163
13,259		U-Store-It Trust	150,622
24,139		Ventas, Inc	1,350,094
24,351		Vornado Realty Trust	2,354,255
4,947		Walter Investment Management Corp	88,156
9,126		Washington Real Estate Investment Trust	295,682
18,074		Weingarten Realty Investors	477,334
80,433		Weyerhaeuser Co	1,850,763
2,576		Winthrop Realty Trust	31,247

		TOTAL REAL ESTATE	68,805,146

RETAILING - 3.6%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	23,092
8,686	*	99 Cents Only Stores	175,110
11,629		Aaron’s, Inc	334,799
13,284		Abercrombie & Fitch Co (Class A)	940,507
13,750		Advance Auto Parts, Inc	900,075
14,275	*	Aeropostale, Inc	364,441
54,219	*	Amazon.com, Inc	10,654,033
28,385		American Eagle Outfitters, Inc	441,671
1,425	*	America’s Car-Mart, Inc	34,884
9,778	*	Ann Taylor Stores Corp	305,171
3,853	*	Asbury Automotive Group, Inc	66,657
2,726	*	Audiovox Corp (Class A)	20,118
10,464	*	Autonation, Inc	354,834
4,011	*	Autozone, Inc	1,132,626
5,147		Barnes & Noble, Inc	56,566
4,228		Bebe Stores, Inc	28,412
40,496	*	Bed Bath & Beyond, Inc	2,272,636
50,742		Best Buy Co, Inc	1,584,165
2,960		Big 5 Sporting Goods Corp	35,372
11,063	*	Big Lots, Inc	454,800
1,854	*	Blue Nile, Inc	105,678
1,900	*	Body Central Corp	45,942
1,538		Bon-Ton Stores, Inc/the	21,347
6,047		Brown Shoe Co, Inc	76,495
4,504		Buckle, Inc	204,887
4,942	*	Build-A-Bear Workshop, Inc	30,294
7,076	*	Cabela’s, Inc	180,721
34,012	*	Carmax, Inc	1,180,216
3,075	*	Casual Male Retail Group, Inc	12,977
5,174		Cato Corp (Class A)	131,989
24,578	*	Charming Shoppes, Inc	111,338
27,935		Chico’s FAS, Inc	408,689

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,220	*	Children’s Place Retail Stores, Inc	$224,377
4,288		Christopher & Banks Corp	26,371
1,998	*	Citi Trends, Inc	44,475
4,594	*	Coldwater Creek, Inc	14,012
10,773	*	Collective Brands, Inc	226,233
2,804	*	Conn’s, Inc	18,366
1,340	*	Core-Mark Holding Co, Inc	44,903
1,274		Destination Maternity Corp	29,773
13,126	*	Dick’s Sporting Goods, Inc	537,247
6,466		Dillard’s, Inc (Class A)	310,497
10,508	*	Dollar General Corp	342,456
19,487	*	Dollar Tree, Inc	1,120,503
19,244	*	Drugstore.Com	72,742
2,709	*	DSW, Inc (Class A)	128,623
30,053		Expedia, Inc	752,227
2,217		Express Parent LLC	47,865
19,731		Family Dollar Stores, Inc	1,069,618
7,137		Finish Line, Inc (Class A)	153,374
22,841		Foot Locker, Inc	491,538
5,586		Fred’s, Inc (Class A)	77,981
1,564		Gaiam, Inc (Class A)	9,306
23,007	*	GameStop Corp (Class A)	590,820
64,108		Gap, Inc	1,489,870
3,636	*	Genesco, Inc	146,822
24,034		Genuine Parts Co	1,290,625
3,411		Group 1 Automotive, Inc	146,809
9,665		Guess ?, Inc	415,498
2,061		Haverty Furniture Cos, Inc	26,999
1,832	*	hhgregg, Inc	22,644
5,177	*	Hibbett Sports, Inc	195,587
248,633		Home Depot, Inc	9,234,231
7,426		Hot Topic, Inc	49,828
5,421	*	HSN, Inc	179,869
35,593		JC Penney Co, Inc	1,368,551
4,071	*	JOS A Bank Clothiers, Inc	213,402
1,939	*	Kirkland’s, Inc	29,260
44,439		Kohl’s Corp	2,342,379
92,447	*	Liberty Media Holding Corp (Interactive A)	1,615,974
41,081		Limited Brands, Inc	1,690,894
3,205		Lithia Motors, Inc (Class A)	58,299
22,580	*	LKQ Corp	569,468
205,677		Lowe’s Cos, Inc	5,399,022
4,099	*	Lumber Liquidators, Inc	106,369
63,311		Macy’s, Inc	1,513,766
1,495	*	MarineMax, Inc	14,292
7,771		Men’s Wearhouse, Inc	216,733
1,859	*	Midas, Inc	13,515
4,809		Monro Muffler, Inc	146,097
6,145	*	NetFlix, Inc	1,429,757
4,007	*	New York & Co, Inc	24,603
25,976		Nordstrom, Inc	1,235,159
4,512		Nutri/System, Inc	67,860

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,698	*	Office Depot, Inc	$188,338
13,424	*	OfficeMax, Inc	133,703
5,014	*	Orbitz Worldwide, Inc	16,045
21,009	*	O’Reilly Automotive, Inc	1,240,792
2,214	*	Overstock.com, Inc	30,775
16,494	*	Pacific Sunwear Of California, Inc	52,616
5,394	*	Penske Auto Group, Inc	121,257
6,689		PEP Boys - Manny Moe & Jack	91,639
3,459		PetMed Express, Inc	52,196
18,365		Petsmart, Inc	774,452
15,199	*	Pier 1 Imports, Inc	185,124
7,274	*	Priceline.com, Inc	3,978,951
16,808		RadioShack Corp	265,734
9,641		Rent-A-Center, Inc	293,568
2,652	*	Retail Ventures, Inc	54,446
18,702		Ross Stores, Inc	1,378,150
3,224	*	Rue21, Inc	97,107
21,636	*	Saks, Inc	258,767
13,325	*	Sally Beauty Holdings, Inc	197,077
6,820	*	Sears Holdings Corp	586,315
10,595	*	Select Comfort Corp	168,143
1,157	*	Shoe Carnival, Inc	33,865
4,743	*	Shutterfly, Inc	291,979
12,938	*	Signet Jewelers Ltd	566,038
7,761		Sonic Automotive, Inc (Class A)	109,430
4,767		Stage Stores, Inc	91,812
111,541		Staples, Inc	2,357,977
7,214		Stein Mart, Inc	78,488
1,318		Systemax, Inc	17,068
12,239	*	Talbots, Inc	65,846
107,194		Target Corp	5,263,224
19,590		Tiffany & Co	1,360,330
62,541		TJX Companies, Inc	3,353,448
10,702		Tractor Supply Co	662,133
4,620	*	Tuesday Morning Corp	23,100
5,422	*	Ulta Salon Cosmetics & Fragrance, Inc	288,396
18,567	*	Urban Outfitters, Inc	584,118
1,757	*	US Auto Parts Network, Inc	13,634
1,490	*,m	Vitacost.com, Inc	8,493
4,244	*	Vitamin Shoppe, Inc	165,601
1,913	*	West Marine, Inc	20,813
15,462	*	Wet Seal, Inc (Class A)	68,033
14,492		Williams-Sonoma, Inc	629,098
356		Winmark Corp	14,849
3,026	*	Zumiez, Inc	85,061

		TOTAL RETAILING	86,596,060

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
7,481	*	Advanced Analogic Technologies, Inc	31,869
5,194	*	Advanced Energy Industries, Inc	73,495
91,006	*	Advanced Micro Devices, Inc	828,155
707	*	Alpha & Omega Semiconductor Lt	10,025

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,503		Altera Corp	$2,410,796
14,838	*	Amkor Technology, Inc	99,415
7,823	*	Anadigics, Inc	30,588
46,438		Analog Devices, Inc	1,871,916
205,906		Applied Materials, Inc	3,230,665
9,356	*	Applied Micro Circuits Corp	98,051
10,697	*	Atheros Communications, Inc	479,867
69,264	*	Atmel Corp	1,059,739
4,593	*	ATMI, Inc	91,447
15,632		Avago Technologies Ltd	523,047
14,057	*	Axcelis Technologies, Inc	26,287
12,112	*	AXT, Inc	84,663
82,955		Broadcom Corp (Class A)	2,918,357
9,255	*	Brooks Automation, Inc	113,189
3,495	*	Cabot Microelectronics Corp	170,731
7,517	*	Cavium Networks, Inc	354,953
4,315	*	Ceva, Inc	131,953
10,068	*	Cirrus Logic, Inc	166,726
3,262		Cohu, Inc	47,005
16,229	*	Cree, Inc	661,169
4,443	*	Cymer, Inc	213,753
26,524	*	Cypress Semiconductor Corp	577,162
4,658	*	Diodes, Inc	159,397
3,224	*	DSP Group, Inc	26,050
27,407	*	Energy Conversion Devices, Inc	54,814
24,512	*	Entegris, Inc	211,539
12,682	*	Entropic Communications, Inc	111,094
32,635	*	Evergreen Solar, Inc	47,321
6,660	*	Exar Corp	40,693
19,188	*	Fairchild Semiconductor International, Inc	402,372
5,343	*	FEI Co	173,434
8,391	*	First Solar, Inc	1,171,132
7,025	*	Formfactor, Inc	72,849
2,886	*	FSI International, Inc	13,276
2,225	*	GSI Technology, Inc	19,825
8,891	*	GT Solar International, Inc	99,312
4,434	*	Hittite Microwave Corp	285,505
25,220	*	Ikanos Communications, Inc	31,777
1,900	*	Inphi Corp	41,002
22,756	*	Integrated Device Technology, Inc	185,120
6,037	*	Integrated Silicon Solution, Inc	58,317
860,850		Intel Corp	19,963,111
10,388	*	International Rectifier Corp	359,009
17,701		Intersil Corp (Class A)	261,444
3,943	*	IXYS Corp	62,536
26,438		Kla-Tencor Corp	1,160,628
8,389	*	Kopin Corp	40,351
13,988	*	Kulicke & Soffa Industries, Inc	126,731
19,074	*	Lam Research Corp	921,465
22,414	*	Lattice Semiconductor Corp	152,191
34,065		Linear Technology Corp	1,185,462
98,313	*	LSI Logic Corp	720,634

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,396	*	LTX-Credence Corp	$55,453
84,384	*	Marvell Technology Group Ltd	1,302,045
4,618	*	Mattson Technology, Inc	10,714
47,107		Maxim Integrated Products, Inc	1,287,905
1,022	*	MaxLinear, Inc	9,597
34,153	*	MEMC Electronic Materials, Inc	404,030
6,546		Micrel, Inc	83,854
28,166		Microchip Technology, Inc	1,155,933
133,153	*	Micron Technology, Inc	1,503,297
13,962	*	Microsemi Corp	329,503
3,063	*	Mindspeed Technologies, Inc	27,628
7,500	*	MIPS Technologies, Inc	62,400
7,350		MKS Instruments, Inc	208,593
4,815	*	Monolithic Power Systems, Inc	81,759
3,715	*	MoSys, Inc	22,996
2,519	*	Nanometrics, Inc	40,732
36,717		National Semiconductor Corp	885,614
9,808	*	Netlogic Microsystems, Inc	423,019
14,190	*	Novellus Systems, Inc	455,499
527	*	NVE Corp	31,072
88,838	*	Nvidia Corp	1,776,760
8,351	*	Omnivision Technologies, Inc	280,594
64,615	*	ON Semiconductor Corp	679,104
3,154	*	PDF Solutions, Inc	19,933
3,376	*	Pericom Semiconductor Corp	30,688
9,190	*	Photronics, Inc	80,229
4,641	*	PLX Technology, Inc	15,919
34,482	*	PMC - Sierra, Inc	276,546
3,642		Power Integrations, Inc	146,918
16,257	*	Rambus, Inc	323,514
42,968	*	RF Micro Devices, Inc	286,167
2,775	*	Rubicon Technology, Inc	79,115
4,895	*	Rudolph Technologies, Inc	55,362
10,073	*	Semtech Corp	282,749
4,033	*	Sigma Designs, Inc	51,461
11,272	*	Silicon Image, Inc	93,783
6,796	*	Silicon Laboratories, Inc	296,170
26,591	*	Skyworks Solutions, Inc	836,553
3,826	*	Spansion, Inc	75,372
3,504	*	Standard Microsystems Corp	95,134
15,768	*	Sunpower Corp (Class A)	343,269
2,158	*	Supertex, Inc	46,591
27,146	*	Teradyne, Inc	437,051
6,982	*	Tessera Technologies, Inc	137,964
188,224		Texas Instruments, Inc	6,687,599
15,493	*	Trident Microsystems, Inc	15,648
21,846	*	Triquint Semiconductor, Inc	300,819
3,140	*	Ultra Clean Holdings	36,079
3,339	*	Ultratech, Inc	104,544
11,537	*	Varian Semiconductor Equipment Associates, Inc	483,746
5,805	*	Veeco Instruments, Inc	296,810
3,529	*	Volterra Semiconductor Corp	92,777

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,122		Xilinx, Inc	$1,363,793
7,072	*	Zoran Corp	74,044

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	69,047,862

SOFTWARE & SERVICES - 8.5%
6,703	*	Accelrys, Inc	50,742
94,317		Accenture plc	5,388,330
5,144	*	ACI Worldwide, Inc	169,958
79,619		Activision Blizzard, Inc	906,860
5,557	*	Actuate Corp	32,397
9,361	*	Acxiom Corp	136,296
80,697	*	Adobe Systems, Inc	2,707,384
5,376	*	Advent Software, Inc	146,388
28,239	*	Akamai Technologies, Inc	972,551
8,023	*	Alliance Data Systems Corp	762,185
30,362	*	Amdocs Ltd	933,632
2,477		American Software, Inc (Class A)	19,271
2,627	*	Ancestry.com, Inc	120,054
14,285	*	Ansys, Inc	789,818
16,045	*	AOL, Inc	326,997
13,654	*	Ariba, Inc	474,750
8,648	*	Aspen Technology, Inc	129,634
35,368	*	Autodesk, Inc	1,590,853
77,449		Automatic Data Processing, Inc	4,209,353
6,620		Blackbaud, Inc	183,109
5,674	*	Blackboard, Inc	272,976
28,525	*	BMC Software, Inc	1,432,811
2,000	*	Booz Allen Hamilton Holding Co	38,680
5,163	*	Bottomline Technologies, Inc	143,428
20,825		Broadridge Financial Solutions, Inc	483,973
1,100	*	BroadSoft, Inc	49,995
58,888		CA, Inc	1,448,056
5,387	*	CACI International, Inc (Class A)	329,200
40,642	*	Cadence Design Systems, Inc	421,864
3,823	*	Cardtronics, Inc	81,239
1,337		Cass Information Systems, Inc	53,373
4,748	*	CDC Corp	15,194
9,513	*	Ciber, Inc	54,414
28,693	*	Citrix Systems, Inc	2,419,968
1,296	*,m	Clinical Data, Inc	1,231
46,405	*	Cognizant Technology Solutions Corp (Class A)	3,846,975
6,588	*	Commvault Systems, Inc	259,501
23,406		Computer Sciences Corp	1,193,238
1,871	*	Computer Task Group, Inc	27,784
32,586	*	Compuware Corp	369,199
3,014	*	comScore, Inc	89,847
6,271	*	Concur Technologies, Inc	362,903
4,013	*	Constant Contact, Inc	111,200
13,928	*	Convergys Corp	201,956
4,647	*	CSG Systems International, Inc	98,702
5,673	*	DealerTrack Holdings, Inc	127,416
3,070	*	Deltek, Inc	23,025

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,000	*	Demand Media, Inc	$16,570
2,284	*	DemandTec, Inc	25,284
2,577	*	Dice Holdings, Inc	47,236
6,238	*	Digital River, Inc	202,985
995	*	DMRC Corp	26,855
5,617		DST Systems, Inc	276,974
17,903		Earthlink, Inc	147,163
177,165	*	eBay, Inc	6,094,475
4,856	*	Ebix, Inc	110,960
1,440	*	Echo Global Logistics, Inc	20,030
50,931	*	Electronic Arts, Inc	1,027,788
6,395	*	Epicor Software Corp	79,938
5,121		EPIQ Systems, Inc	72,872
549	*	ePlus, Inc	15,180
6,807	*	Equinix, Inc	685,193
6,895	*	Euronet Worldwide, Inc	129,281
2,211	*	ExlService Holdings, Inc	45,812
7,177		Factset Research Systems, Inc	785,236
6,772		Fair Isaac Corp	202,347
4,355	*	FalconStor Software, Inc	18,552
40,088		Fidelity National Information Services, Inc	1,326,913
17,927		First American Corp	330,036
23,899	*	Fiserv, Inc	1,465,248
2,200	*	FleetCor Technologies, Inc	82,522
2,553		Forrester Research, Inc	100,869
6,417	*	Fortinet, Inc	312,508
11,356	*	Gartner, Inc	487,286
10,616	*	Genpact Ltd	170,811
13,960	*	Global Cash Access, Inc	46,068
12,975		Global Payments, Inc	690,789
37,683	*	Google, Inc (Class A)	20,503,319
9,802	*	GSI Commerce, Inc	286,905
1,816	*	Guidance Software, Inc	14,510
4,601	*	Hackett Group, Inc	19,968
5,152		Heartland Payment Systems, Inc	102,834
12,564	*	IAC/InterActiveCorp	453,686
3,252		iGate Corp	55,154
13,515	*	Informatica Corp	756,975
4,817	*	Infospace, Inc	43,353
2,229	*	Integral Systems, Inc	27,840
2,686	*	Interactive Intelligence, Inc	100,510
7,762	*	Internap Network Services Corp	62,795
198,171		International Business Machines Corp	33,804,008
43,183	*	Intuit, Inc	2,399,247
7,508	*	j2 Global Communications, Inc	221,186
12,579		Jack Henry & Associates, Inc	427,309
5,849	*	JDA Software Group, Inc	191,672
2,696	*	Kenexa Corp	79,316
1,540		Keynote Systems, Inc	32,864
5,562	*	KIT Digital, Inc	64,019
4,073	*	Knot, Inc	41,585
18,943	*	Lawson Software, Inc	209,699

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,162		Lender Processing Services, Inc	$446,218
6,364	*	Limelight Networks, Inc	40,539
7,899	*	Lionbridge Technologies	26,620
1,637	*	Liquidity Services, Inc	31,840
5,626	*	Liveperson, Inc	75,163
8,113	*	Local.com Corp	39,429
2,720	*	LogMeIn, Inc	117,150
3,024	*	LoopNet, Inc	56,186
7,394	*	Magma Design Automation, Inc	47,026
3,884	*	Manhattan Associates, Inc	140,407
3,758	*	Mantech International Corp (Class A)	164,939
4,509		Marchex, Inc (Class B)	31,834
15,100		Mastercard, Inc (Class A)	4,165,939
2,581		MAXIMUS, Inc	206,454
18,732	*	Mentor Graphics Corp	276,297
12,828	*	Micros Systems, Inc	667,313
1,183,907		Microsoft Corp	30,805,259
1,561	*	MicroStrategy, Inc (Class A)	220,569
6,065		ModusLink Global Solutions, Inc	31,781
11,317	*	MoneyGram International, Inc	44,815
3,036	*	Monotype Imaging Holdings, Inc	41,290
18,368	*	Monster Worldwide, Inc	301,419
1,930	*	Motricity, Inc	25,785
22,753	*	Move, Inc	54,380
775	*	NCI, Inc (Class A)	19,073
6,433	*	Netscout Systems, Inc	164,620
2,364	*	NetSuite, Inc	81,818
11,075	*	NeuStar, Inc (Class A)	297,807
10,287		NIC, Inc	132,239
34,189	*	Nuance Communications, Inc	707,712
2,235	*	Online Resources Corp	8,538
2,587	*	OpenTable, Inc	287,907
11,289	*	Openwave Systems, Inc	23,707
1,975		Opnet Technologies, Inc	77,341
589,038		Oracle Corp	21,234,819
17,873	*	Parametric Technology Corp	433,778
50,332		Paychex, Inc	1,646,360
2,226		Pegasystems, Inc	82,651
3,337	*	Perficient, Inc	41,679
11,467	*	Progress Software Corp	339,997
2,595	*	PROS Holdings, Inc	40,690
651	*	QAD, Inc (Class A)	7,109
162	*	QAD, Inc (Class B)	1,690
2,000	*	QLIK Technologies, Inc	64,120
9,655	*	Quest Software, Inc	248,713
1,400	*	QuinStreet, Inc	25,312
14,660	*	Rackspace Hosting, Inc	677,145
5,332	*	Radiant Systems, Inc	106,213
2,100	*	RealD, Inc	61,068
11,328	*	RealNetworks, Inc	41,914
2,100	*	RealPage, Inc	66,990
28,985	*	Red Hat, Inc	1,375,918

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,906		Renaissance Learning, Inc	$22,853
3,284	*	RightNow Technologies, Inc	118,815
1,495	*	Rosetta Stone, Inc	21,050
16,888	*	Rovi Corp	820,081
7,004	*	S1 Corp	48,117
3,078	*	Saba Software, Inc	31,242
44,012	*	SAIC, Inc	765,809
17,778	*	Salesforce.com, Inc	2,464,031
14,552		Sapient Corp	183,719
5,120	*	SAVVIS, Inc	201,523
4,340	*	Smith Micro Software, Inc	33,505
4,888	*	SolarWinds, Inc	118,436
10,303		Solera Holdings, Inc	566,665
3,857	*	Sourcefire, Inc	102,673
6,183	*	SRA International, Inc (Class A)	191,611
3,472	*	SRS Labs, Inc	28,297
1,721	*	SS&C Technologies Holdings, Inc	35,108
1,595		Stamps.com, Inc	21,564
10,114	*	SuccessFactors, Inc	350,652
12,281	*	SupportSoft, Inc	70,370
123,719	*	Symantec Corp	2,431,078
3,129	*	Synchronoss Technologies, Inc	100,942
23,961	*	Synopsys, Inc	656,292
2,326		Syntel, Inc	127,186
1,600	*	TA Indigo Holding Corp	50,816
9,994	*	Take-Two Interactive Software, Inc	161,703
6,329	*	Taleo Corp (Class A)	229,553
1,137	*	TechTarget, Inc	9,824
11,663	*	TeleCommunication Systems, Inc (Class A)	53,766
1,184	*	TeleNav, Inc	16,079
5,072	*	TeleTech Holdings, Inc	100,781
25,328	*	Teradata Corp	1,416,342
9,397	*	THQ, Inc	37,964
24,983	*	TIBCO Software, Inc	749,240
2,223	*	Tier Technologies, Inc	12,427
19,814	*	TiVo, Inc	189,620
3,451	*	TNS, Inc	56,700
24,199		Total System Services, Inc	456,151
740	*	Travelzoo, Inc	60,606
5,540	*	Tyler Technologies, Inc	137,337
4,061	*	Ultimate Software Group, Inc	227,416
6,062	*	Unisys Corp	179,920
11,441		United Online, Inc	75,511
11,980	*	Valueclick, Inc	200,665
3,541	*	Vasco Data Security International	43,696
13,002	*	VeriFone Holdings, Inc	712,770
26,820		VeriSign, Inc	991,266
6,383		VirnetX Holding Corp	161,809
1,678	*	Virtusa Corp	31,311
71,789		Visa, Inc (Class A)	5,608,156
6,569	*	VistaPrint Ltd	357,354
11,114	*	VMware, Inc (Class A)	1,060,609

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,957	*	Vocus, Inc	$57,986
20,436	*	Wave Systems Corp	65,191
9,761	*	WebMD Health Corp (Class A)	564,869
6,273	*	Websense, Inc	161,781
103,269		Western Union Co	2,194,466
6,114	*	Wright Express Corp	344,402
199,646	*	Yahoo!, Inc	3,543,716
7,995	*	Zix Corp	26,384

		TOTAL SOFTWARE & SERVICES	205,166,631

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
7,440	*	Acme Packet, Inc	614,618
9,558		Adtran, Inc	394,459
3,098	*	Agilysys, Inc	16,172
26,242		Amphenol Corp (Class A)	1,467,189
2,123	*	Anaren, Inc	35,221
4,367		Anixter International, Inc	328,136
140,555	*	Apple, Inc	48,945,468
17,558	*	Arris Group, Inc	210,696
17,844	*	Arrow Electronics, Inc	813,508
11,777	*	Aruba Networks, Inc	423,148
4,281	*	Avid Technology, Inc	79,541
23,735	*	Avnet, Inc	862,055
7,237		AVX Corp	118,035
1,273		Bel Fuse, Inc (Class B)	25,625
9,039	*	Benchmark Electronics, Inc	152,759
4,790	*	BigBand Networks, Inc	12,262
3,290		Black Box Corp	114,953
5,667	*	Blue Coat Systems, Inc	163,210
8,755	*	Bookham, Inc	98,187
9,874	*	Brightpoint, Inc	99,925
66,788	*	Brocade Communications Systems, Inc	417,425
1,651	*	Calix Networks, Inc	36,091
5,790	*	Checkpoint Systems, Inc	121,937
15,643	*	Ciena Corp	441,758
884,142		Cisco Systems, Inc	15,525,533
5,421		Cognex Corp	169,569
4,080	*	Coherent, Inc	255,041
3,983		Comtech Telecommunications Corp	112,719
3,835	*	Comverge, Inc	14,803
241,469		Corning, Inc	5,056,360
6,459	*	Cray, Inc	43,404
4,143		CTS Corp	45,532
4,257		Daktronics, Inc	45,678
1,723		DDi Corp	16,558
261,707	*	Dell, Inc	4,059,076
3,712	*	DG FastChannel, Inc	135,822
10,023		Diebold, Inc	338,777
3,355	*	Digi International, Inc	39,623
7,858	*	Dolby Laboratories, Inc (Class A)	393,371
2,791	*	DTS, Inc	122,971
4,401	*	Echelon Corp	41,854

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,307	*	EchoStar Corp (Class A)	$233,864
1,975		Electro Rent Corp	31,106
3,793	*	Electro Scientific Industries, Inc	62,395
7,077	*	Electronics for Imaging, Inc	127,103
316,119	*	EMC Corp	8,958,812
2,562	*	EMS Technologies, Inc	64,716
11,478	*	Emulex Corp	111,222
10,622	*	Extreme Networks, Inc	33,247
12,499	*	F5 Networks, Inc	1,266,899
1,400	*	Fabrinet	32,270
2,570	*	FARO Technologies, Inc	110,947
14,653	*	Finisar Corp	411,603
23,998		Flir Systems, Inc	845,210
3,514	*	Gerber Scientific, Inc	33,594
2,251	*	Globecomm Systems, Inc	32,234
17,711	*	Harmonic, Inc	146,647
19,951		Harris Corp	1,059,997
8,357	*	Harris Stratex Networks, Inc (Class A)	42,788
339,180		Hewlett-Packard Co	13,692,697
10,730	*	Hutchinson Technology, Inc	28,649
6,383	*	Hypercom Corp	76,405
3,492	*	Imation Corp	35,863
5,014	*	Immersion Corp	36,301
14,537	*	Infinera Corp	113,679
24,810	*	Ingram Micro, Inc (Class A)	464,691
6,354	*	Insight Enterprises, Inc	109,035
7,043		InterDigital, Inc	326,020
8,054	*	Intermec, Inc	92,460
3,187	*	Intevac, Inc	38,977
4,429	*	IPG Photonics Corp	307,638
6,060	*	Itron, Inc	329,846
3,822	*	Ixia	62,451
27,401		Jabil Circuit, Inc	543,636
32,460	*	JDS Uniphase Corp	676,466
81,340	*	Juniper Networks, Inc	3,117,762
1,929	*	KVH Industries, Inc	25,270
10,366	*	L-1 Identity Solutions, Inc	121,593
11,809	*	Lexmark International, Inc (Class A)	380,840
2,964		Littelfuse, Inc	184,390
1,474	*	Loral Space & Communications, Inc	103,033
3,099	*	Maxwell Technologies, Inc	55,255
2,568	*	Measurement Specialties, Inc	89,315
6,850	*	Mercury Computer Systems, Inc	132,274
769	*	Meru Networks, Inc	13,388
4,466		Methode Electronics, Inc	55,200
18,854	*	Microvision, Inc	29,412
20,016		Molex, Inc	540,432
45,704	*	Motorola Mobility Holdings, Inc	1,191,046
51,110	*	Motorola, Inc	2,344,927
2,968		MTS Systems Corp	131,393
1,582	*	Multi-Fineline Electronix, Inc	42,129
12,802		National Instruments Corp	388,413

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,549	*	NCR Corp	$486,316
4,190	*	NeoPhotonics Corp Ltd	45,420
56,970	*	NetApp, Inc	2,961,301
5,241	*	Netgear, Inc	218,812
18,337	*	Network Engines, Inc	32,640
3,837	*	Network Equipment Technologies, Inc	12,931
4,543	*	Newport Corp	85,090
3,784	*	Novatel Wireless, Inc	23,461
2,897	*	Oplink Communications, Inc	57,361
21,717	*	OpNext, Inc	51,252
2,734	*	OSI Systems, Inc	104,958
2,895		Park Electrochemical Corp	92,553
1,332	*	PC Connection, Inc	11,828
2,257	*	PC-Tel, Inc	16,476
6,817		Plantronics, Inc	252,706
5,520	*	Plexus Corp	201,425
12,811	*	Polycom, Inc	766,482
11,144	*	Power-One, Inc	92,049
35,927	*	Powerwave Technologies, Inc	164,186
4,034	*	Presstek, Inc	7,342
17,003	*	QLogic Corp	305,714
252,274		Qualcomm, Inc	14,339,254
31,350	*	Quantum Corp	99,693
3,724	*	Rackable Systems, Inc	68,447
3,200	*	Radisys Corp	28,192
2,127		Richardson Electronics Ltd	28,672
2,264		Rimage Corp	33,869
20,706	*	Riverbed Technology, Inc	727,609
4,146	*	Rofin-Sinar Technologies, Inc	179,563
2,746	*	Rogers Corp	114,014
35,759	*	SanDisk Corp	1,757,197
13,155	*	Sanmina-SCI Corp	154,177
3,792	*	Scansource, Inc	135,640
4,433	*	Seachange International, Inc	47,477
74,157		Seagate Technology, Inc	1,306,646
5,245	*	ShoreTel, Inc	54,810
11,262	*	Smart Modular Technologies WWH, Inc	102,935
27,810	*	Sonus Networks, Inc	109,571
1,646	*	Spectrum Control, Inc	32,739
5,728	*	STEC, Inc	119,830
2,840	*	Stratasys, Inc	152,934
3,455	*	Super Micro Computer, Inc	58,942
2,670		Sycamore Networks, Inc	65,415
5,168	*	Symmetricom, Inc	31,525
4,652	*	Synaptics, Inc	132,210
3,139	*	SYNNEX Corp	105,251
6,859	*	Tech Data Corp	364,419
2,906		Technitrol, Inc	17,378
18,542	*	Tekelec	154,826
57,942		Tellabs, Inc	285,075
714		Tessco Technologies, Inc	8,418
18,853	*	Trimble Navigation Ltd	883,075

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,109	*	TTM Technologies, Inc	$231,524
5,432	*	Universal Display Corp	298,434
16,956	*	Utstarcom, Inc	43,577
4,885	*	Viasat, Inc	195,009
624	*	Viasystems Group, Inc	16,293
24,353	*	Vishay Intertechnology, Inc	464,655
1,739	*	Vishay Precision Group, Inc	28,694
34,611	*	Western Digital Corp	1,377,518
212,913		Xerox Corp	2,148,293
3,470	*	X-Rite, Inc	17,038
4,217	*	Xyratex Ltd	43,056
9,043	*	Zebra Technologies Corp (Class A)	355,299
1,695	*	Zygo Corp	25,340

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	154,829,445

TELECOMMUNICATION SERVICES - 2.7%
3,578		AboveNet, Inc	238,832
6,255		Alaska Communications Systems Group, Inc	60,486
61,996	*	American Tower Corp (Class A)	3,243,010
913,435		AT&T, Inc	28,426,096
1,348		Atlantic Tele-Network, Inc	49,512
3,823	*	Cbeyond Communications, Inc	48,781
91,275		CenturyTel, Inc	3,722,195
30,375	*	Cincinnati Bell, Inc	90,821
22,597	*	Clearwire Corp (Class A)	109,821
6,214	*	Cogent Communications Group, Inc	90,165
4,743		Consolidated Communications Holdings, Inc	87,224
44,804	*	Crown Castle International Corp	1,920,299
11,902	*	FiberTower Corp	16,068
148,976		Frontier Communications Corp	1,232,032
6,672	*	General Communication, Inc (Class A)	76,728
4,259	*	Global Crossing Ltd	99,575
22,704	*	Globalstar, Inc	29,288
1,234	*	Hughes Communications, Inc	73,855
13,517	*	ICO Global Communications Holdings Ltd (Class A)	39,064
1,924		IDT Corp (Class B)	55,777
4,769	*	Iridium Communications, Inc	37,341
8,555	*	Leap Wireless International, Inc	126,956
249,013	*	Level 3 Communications, Inc	388,460
39,297	*	MetroPCS Communications, Inc	661,369
4,748	*	Neutral Tandem, Inc	72,597
25,151	*	NII Holdings, Inc (Class B)	1,045,779
4,242		NTELOS Holdings Corp	83,695
17,591	*	PAETEC Holding Corp	63,328
8,219	*	Premiere Global Services, Inc	65,012
17,214	*	SBA Communications Corp (Class A)	664,977
3,024		Shenandoah Telecom Co	56,912
452,288	*	Sprint Nextel Corp	2,342,851
14,526		Telephone & Data Systems, Inc	487,493
22,806	*	tw telecom inc (Class A)	491,241
3,738	*	US Cellular Corp	184,059
3,068		USA Mobility, Inc	47,401

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

437,502		Verizon Communications, Inc	$16,528,826
14,519	*	Vonage Holdings Corp	74,918
76,612		Windstream Corp	981,400

		TOTAL TELECOMMUNICATION SERVICES	64,114,244

TRANSPORTATION - 1.8%
8,027	*	Air Transport Services Group, Inc	65,661
24,682	*	Airtran Holdings, Inc	185,362
5,703	*	Alaska Air Group, Inc	375,657
6,234		Alexander & Baldwin, Inc	328,532
2,773		Allegiant Travel Co	124,425
1,268	*	Amerco, Inc	128,981
48,679	*	AMR Corp	285,746
3,476		Arkansas Best Corp	79,983
3,809	*	Atlas Air Worldwide Holdings, Inc	262,478
17,077	*	Avis Budget Group, Inc	323,780
2,328		Baltic Trading Ltd	18,647
3,700	*	Celadon Group, Inc	54,649
25,634		CH Robinson Worldwide, Inc	2,055,334
7,789		Con-Way, Inc	303,148
4,875		Copa Holdings S.A. (Class A)	283,481
56,289		CSX Corp	4,429,380
126,427	*	Delta Air Lines, Inc	1,312,311
4,077	*	Dollar Thrifty Automotive Group, Inc	281,028
9,136	*	Eagle Bulk Shipping, Inc	31,336
10,669	*	Excel Maritime Carriers Ltd	42,783
32,833		Expeditors International Washington, Inc	1,781,847
47,999		FedEx Corp	4,592,064
6,015		Forward Air Corp	202,224
5,317	*	Genco Shipping & Trading Ltd	44,610
6,675	*	Genesee & Wyoming, Inc (Class A)	413,717
7,832	*	Hawaiian Holdings, Inc	45,817
8,776		Heartland Express, Inc	151,386
29,132	*	Hertz Global Holdings, Inc	501,362
6,116		Horizon Lines, Inc (Class A)	10,825
6,080	*	Hub Group, Inc (Class A)	244,902
800		International Shipholding Corp	19,192
13,709		J.B. Hunt Transport Services, Inc	653,645
33,922	*	JetBlue Airways Corp	191,999
15,988	*	Kansas City Southern Industries, Inc	929,063
8,167	*	Kirby Corp	463,722
9,756		Knight Transportation, Inc	175,706
8,467		Landstar System, Inc	401,336
2,800		Marten Transport Ltd	62,608
56,970		Norfolk Southern Corp	4,254,520
5,994	*	Old Dominion Freight Line	224,295
5,364	*	Pacer International, Inc	32,130
665	*	PAM Transportation Services, Inc	7,561
713	*	Park-Ohio Holdings Corp	15,201
522	*	Patriot Transportation Holding, Inc	13,160
540	*	Pinnacle Airlines	2,943
3,540	*	Quality Distribution, Inc	42,126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,074	*	RailAmerica, Inc	$52,319
7,931	*	Republic Airways Holdings, Inc	42,788
1,466	*	Roadrunner Transportation Services Holdings, Inc	20,656
8,208		Ryder System, Inc	439,128
2,640	*	Saia, Inc	43,824
9,635		Skywest, Inc	159,267
112,334		Southwest Airlines Co	1,319,924
48,914	*	UAL Corp	1,116,217
3,322	*	Ultrapetrol Bahamas Ltd	18,105
78,070		Union Pacific Corp	8,077,902
110,298		United Parcel Service, Inc (Class B)	8,269,042
1,485	*	Universal Truckload Services, Inc	23,522
25,774	*	US Airways Group, Inc	234,286
973	*	USA Truck, Inc	12,114
16,221		UTI Worldwide, Inc	363,513
7,066		Werner Enterprises, Inc	184,917

		TOTAL TRANSPORTATION	46,828,187

UTILITIES - 3.3%
102,398	*	AES Corp	1,355,750
12,452		AGL Resources, Inc	516,883
5,045		Allete, Inc	204,272
17,321		Alliant Energy Corp	684,872
34,982		Ameren Corp	1,025,322
2,828	*	American DG Energy, Inc	5,967
73,954		American Electric Power Co, Inc	2,697,842
2,633		American States Water Co	91,918
26,243		American Water Works Co, Inc	771,019
20,588		Aqua America, Inc	464,259
832		Artesian Resources Corp	16,257
13,712		Atmos Energy Corp	478,412
8,950		Avista Corp	217,933
5,542		Black Hills Corp	192,585
1,229	*	Cadiz, Inc	15,301
3,373		California Water Service Group	127,230
52,502	*	Calpine Corp	879,409
61,712		Centerpoint Energy, Inc	1,147,843
1,608		Central Vermont Public Service Corp	37,643
2,833		CH Energy Group, Inc	151,905
1,823		Chesapeake Utilities Corp	78,006
10,137		Cleco Corp	355,809
36,702		CMS Energy Corp	726,700
1,994		Connecticut Water Service, Inc	51,326
43,622		Consolidated Edison, Inc	2,273,579
1,590		Consolidated Water Co, Inc	15,598
27,052		Constellation Energy Group, Inc	985,234
91,659		Dominion Resources, Inc	4,254,811
18,957		DPL, Inc	574,208
26,225		DTE Energy Co	1,325,149
203,373		Duke Energy Corp	3,792,906
13,754	*	Dynegy, Inc (Class A)	87,200
50,444		Edison International	1,980,936

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,723	*	El Paso Electric Co	$270,239
6,583		Empire District Electric Co	147,723
11,391		Energen Corp	740,529
27,382		Entergy Corp	1,909,073
102,564		Exelon Corp	4,323,073
64,462		FirstEnergy Corp	2,575,902
20,373		Great Plains Energy, Inc	419,276
14,353		Hawaiian Electric Industries, Inc	365,858
7,591		Idacorp, Inc	297,643
11,742		Integrys Energy Group, Inc	614,811
7,953		ITC Holdings Corp	564,106
3,910		Laclede Group, Inc	150,027
28,278		MDU Resources Group, Inc	675,561
3,971		MGE Energy, Inc	166,822
1,627		Middlesex Water Co	30,718
11,148		National Fuel Gas Co	817,148
6,481		New Jersey Resources Corp	283,738
63,981		NextEra Energy, Inc	3,619,405
6,986		Nicor, Inc	387,234
41,677		NiSource, Inc	810,618
27,294		Northeast Utilities	971,666
3,485		Northwest Natural Gas Co	161,146
5,933		NorthWestern Corp	193,119
37,467	*	NRG Energy, Inc	906,701
16,553		NSTAR	766,404
35,324		NV Energy, Inc	536,572
15,293		OGE Energy Corp	813,129
15,975		Oneok, Inc	1,117,292
2,776		Ormat Technologies, Inc	69,122
5,102		Otter Tail Corp	119,285
32,770		Pepco Holdings, Inc	631,478
61,262		PG&E Corp	2,822,953
11,292		Piedmont Natural Gas Co, Inc	358,521
17,120		Pinnacle West Capital Corp	742,837
12,278		PNM Resources, Inc	188,222
11,941		Portland General Electric Co	298,047
89,604		PPL Corp	2,457,838
44,683		Progress Energy, Inc	2,120,208
77,848		Public Service Enterprise Group, Inc	2,504,370
25,709		Questar Corp	451,707
115,629	*	RRI Energy, Inc	454,422
17,883		SCANA Corp	742,502
38,234		Sempra Energy	2,106,693
1,735		SJW Corp	40,321
4,812		South Jersey Industries, Inc	276,449
127,651		Southern Co	4,983,494
6,820		Southwest Gas Corp	271,231
32,172		TECO Energy, Inc	619,954
17,460		UGI Corp	581,418
8,738		UIL Holdings Corp	278,043
5,719		Unisource Energy Corp	212,346
1,437		Unitil Corp	36,299

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,509		Vectren Corp	$357,507
20,010		Westar Energy, Inc	544,472
8,753		WGL Holdings, Inc	345,919
37,370		Wisconsin Energy Corp	1,166,318
73,793		Xcel Energy, Inc	1,795,384
1,526		York Water Co	26,644

		TOTAL UTILITIES	79,823,621

		TOTAL COMMON STOCKS	2,405,752,594

		(Cost $1,918,486,233)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
111		Krispy Kreme Doughnuts, Inc - CW12	7

		TOTAL CONSUMER SERVICES	7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
991		Celgene Corp	2,478

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,478

		TOTAL RIGHTS / WARRANTS	2,485

		(Cost $5,252)

		TOTAL INVESTMENTS - 99.9%	2,405,755,079
		(Cost $1,918,491,485)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	5,248,145

		NET ASSETS - 100.0%	$2,411,003,224

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
385,099	*	Ford Motor Co	$5,957,482
24,837	*	Goodyear Tire & Rubber Co	450,792
23,393		Harley-Davidson, Inc	871,623
68,385		Johnson Controls, Inc	2,803,785

		TOTAL AUTOMOBILES & COMPONENTS	10,083,682

BANKS - 2.7%
70,361		BB&T Corp	1,894,118
17,802		Comerica, Inc	675,230
93,540		Fifth Third Bancorp	1,241,276
25,578		First Horizon National Corp	280,079
53,262		Hudson City Bancorp, Inc	507,587
85,742		Huntington Bancshares, Inc	582,188
90,297		Keycorp	782,875
12,158		M&T Bank Corp	1,074,402
56,426		Marshall & Ilsley Corp	461,000
38,637		People’s United Financial, Inc	528,940
53,315		PNC Financial Services Group, Inc	3,323,657
128,367		Regions Financial Corp	942,214
54,716		SunTrust Banks, Inc	1,542,444
194,486		US Bancorp	5,021,629
536,356		Wells Fargo & Co	15,613,323
17,679		Zions Bancorporation	432,252

		TOTAL BANKS	34,903,214

CAPITAL GOODS - 8.4%
72,472		3M Co	7,045,003
74,374		Boeing Co	5,933,558
65,037		Caterpillar, Inc	7,505,919
20,042		Cummins, Inc	2,408,648
54,378		Danaher Corp	3,003,841
42,977		Deere & Co	4,190,257
18,945		Dover Corp	1,289,018
34,140		Eaton Corp	1,827,514
76,311		Emerson Electric Co	4,636,657
15,136		Fastenal Co	1,015,474
5,706		Flowserve Corp	722,494
18,140		Fluor Corp	1,268,712
38,305		General Dynamics Corp	2,789,370
1,080,036		General Electric Co	22,086,737
12,751		Goodrich Corp	1,126,806
79,101		Honeywell International, Inc	4,843,354
50,291		Illinois Tool Works, Inc	2,937,497
32,868		Ingersoll-Rand plc	1,659,834

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

18,234		ITT Industries, Inc	$1,053,743
12,639	*	Jacobs Engineering Group, Inc	627,021
10,000		Joy Global, Inc	1,009,500
11,642		L-3 Communications Holdings, Inc	933,572
29,723		Lockheed Martin Corp	2,355,548
37,111		Masco Corp	498,030
29,613		Northrop Grumman Corp	1,883,683
36,706		Paccar, Inc	1,949,456
11,840		Pall Corp	691,930
16,363		Parker Hannifin Corp	1,543,358
14,463		Precision Castparts Corp	2,234,823
21,409	*	Quanta Services, Inc	464,147
36,802		Raytheon Co	1,786,737
14,384		Rockwell Automation, Inc	1,253,278
15,977		Rockwell Collins, Inc	1,008,149
9,401		Roper Industries, Inc	813,092
6,275		Snap-On, Inc	387,607
27,558		Textron, Inc	719,264
49,637		Tyco International Ltd	2,419,307
93,612		United Technologies Corp	8,385,762
5,762		W.W. Grainger, Inc	873,519

		TOTAL CAPITAL GOODS	109,182,219

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
10,816		Avery Dennison Corp	451,460
12,551		Cintas Corp	389,709
5,387		Dun & Bradstreet Corp	442,704
12,253		Equifax, Inc	459,854
19,820		Iron Mountain, Inc	631,267
20,660		Pitney Bowes, Inc	507,410
20,606		R.R. Donnelley & Sons Co	388,629
30,535		Republic Services, Inc	965,517
15,005		Robert Half International, Inc	455,102
8,891	*	Stericycle, Inc	811,570
48,051		Waste Management, Inc	1,896,092

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,399,314

CONSUMER DURABLES & APPAREL - 1.0%
30,036		Coach, Inc	1,796,453
28,486		DR Horton, Inc	354,366
15,653		Fortune Brands, Inc	1,018,697
7,324		Harman International Industries, Inc	355,434
14,122		Hasbro, Inc	661,474
14,546		Leggett & Platt, Inc	382,414
15,731		Lennar Corp (Class A)	298,732
35,726		Mattel, Inc	954,599
28,839		Newell Rubbermaid, Inc	549,671
38,764		Nike, Inc (Class B)	3,191,052
6,566		Polo Ralph Lauren Corp (Class A)	858,636
36,433	*	Pulte Homes, Inc	296,200
16,832		Stanley Works	1,222,846
8,621		VF Corp	866,928
7,958		Whirlpool Corp	685,820

		TOTAL CONSUMER DURABLES & APPAREL	13,493,322

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.8%
13,229	*	Apollo Group, Inc (Class A)	$529,557
43,367		Carnival Corp	1,650,982
3,100	*	Chipotle Mexican Grill, Inc (Class A)	827,049
13,928		Darden Restaurants, Inc	654,198
6,196		DeVry, Inc	327,768
30,677		H&R Block, Inc	530,406
29,632		International Game Technology	524,190
28,583		Marriott International, Inc (Class A)	1,008,980
107,105		McDonald’s Corp	8,387,392
75,151		Starbucks Corp	2,719,715
19,344		Starwood Hotels & Resorts Worldwide, Inc	1,152,322
17,985		Wyndham Worldwide Corp	622,461
7,813		Wynn Resorts Ltd	1,149,683
47,521		Yum! Brands, Inc	2,549,026

		TOTAL CONSUMER SERVICES	22,633,729

DIVERSIFIED FINANCIALS - 8.0%
106,181		American Express Co	5,211,364
25,127		Ameriprise Financial, Inc	1,559,382
1,030,452		Bank of America Corp	12,653,951
125,774		Bank of New York Mellon Corp	3,642,415
9,500		BlackRock, Inc	1,861,430
46,473		Capital One Financial Corp	2,543,467
99,986		Charles Schwab Corp	1,830,744
2,958,234	*	Citigroup, Inc	13,578,294
6,753		CME Group, Inc	1,997,335
55,288		Discover Financial Services	1,373,354
21,019	*	E*Trade Financial Corp	341,349
9,566		Federated Investors, Inc (Class B)	246,611
14,759		Franklin Resources, Inc	1,905,682
52,992		Goldman Sachs Group, Inc	8,002,322
7,565	*	IntercontinentalExchange, Inc	910,448
46,878		Invesco Ltd	1,165,856
19,506		Janus Capital Group, Inc	237,388
405,572		JPMorgan Chase & Co	18,506,250
15,337		Legg Mason, Inc	569,770
19,871		Leucadia National Corp	768,213
20,559		Moody’s Corp	804,679
157,349		Morgan Stanley	4,114,676
15,144	*	Nasdaq Stock Market, Inc	410,402
24,545		Northern Trust Corp	1,227,005
26,624		NYSE Euronext	1,066,291
53,607	*	SLM Corp	889,340
85,000		SPDR Trust Series 1	11,605,899
51,048		State Street Corp	2,376,284
25,858		T Rowe Price Group, Inc	1,661,377

		TOTAL DIVERSIFIED FINANCIALS	103,061,578

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 12.9%
50,201		Anadarko Petroleum Corp	$3,962,867
38,748		Apache Corp	5,167,821
43,722		Baker Hughes, Inc	3,384,520
10,331		Cabot Oil & Gas Corp	581,429
24,597	*	Cameron International Corp	1,296,754
65,940		Chesapeake Energy Corp	2,220,200
203,995		Chevron Corp	22,325,213
145,553		ConocoPhillips	11,488,498
23,037		Consol Energy, Inc	1,246,071
40,797	*	Denbury Resources, Inc	920,788
43,792	*	Devon Energy Corp	3,985,072
7,095		Diamond Offshore Drilling, Inc	538,298
71,442		El Paso Corp	1,386,689
25,759		EOG Resources, Inc	2,908,449
14,675		Equitable Resources, Inc	772,052
504,857	d	Exxon Mobil Corp	44,427,417
24,514	*	FMC Technologies, Inc	1,139,411
92,218		Halliburton Co	4,655,164
11,000		Helmerich & Payne, Inc	729,740
30,591		Hess Corp	2,629,602
71,983		Marathon Oil Corp	3,889,961
10,318		Massey Energy Co	704,100
19,515		Murphy Oil Corp	1,512,022
28,720	*	Nabors Industries Ltd	879,981
42,550		National Oilwell Varco, Inc	3,263,160
13,698	*	Newfield Exploration Co	969,818
26,125		Noble Corp	1,123,636
17,762		Noble Energy, Inc	1,709,948
82,377		Occidental Petroleum Corp	9,414,867
27,350		Peabody Energy Corp	1,827,527
11,739		Pioneer Natural Resources Co	1,200,078
17,438		Questar Market Resources, Inc	745,126
16,011		Range Resources Corp	903,821
12,677	*	Rowan Cos, Inc	528,631
138,309		Schlumberger Ltd	12,413,232
35,184	*	Southwestern Energy Co	1,543,170
65,358		Spectra Energy Corp	1,897,996
11,865		Sunoco, Inc	506,161
14,770	*	Tesoro Corp	400,562
57,435		Valero Energy Corp	1,625,411
59,314		Williams Cos, Inc	1,967,445

		TOTAL ENERGY	164,792,708

FOOD & STAPLES RETAILING - 2.3%
43,808		Costco Wholesale Corp	3,544,943
137,767		CVS Corp	4,992,676
64,547		Kroger Co	1,569,138
37,043		Safeway, Inc	900,515
22,120		Supervalu, Inc	249,071
58,998		Sysco Corp	1,705,632
93,866		Walgreen Co	4,009,956

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

198,600		Wal-Mart Stores, Inc	$10,919,028
15,099		Whole Foods Market, Inc	947,613

		TOTAL FOOD & STAPLES RETAILING	28,838,572

FOOD, BEVERAGE & TOBACCO - 5.8%
211,675		Altria Group, Inc	5,681,357
64,942		Archer Daniels Midland Co	2,404,153
10,782		Brown-Forman Corp (Class B)	774,795
19,692		Campbell Soup Co	661,454
233,588		Coca-Cola Co	15,757,846
33,662		Coca-Cola Enterprises, Inc	956,337
44,873		ConAgra Foods, Inc	1,097,145
17,710	*	Constellation Brands, Inc (Class A)	396,527
20,094	*	Dean Foods Co	224,852
23,254		Dr Pepper Snapple Group, Inc	911,557
65,079		General Mills, Inc	2,510,748
32,553		H.J. Heinz Co	1,667,690
15,861		Hershey Co	915,338
14,220		Hormel Foods Corp	418,210
12,366		J.M. Smucker Co	928,316
25,738		Kellogg Co	1,474,015
177,094		Kraft Foods, Inc (Class A)	5,946,817
15,259		Lorillard, Inc	1,625,084
13,332		McCormick & Co, Inc	654,868
20,748		Mead Johnson Nutrition Co	1,387,626
15,710		Molson Coors Brewing Co (Class B)	765,863
160,661		PepsiCo, Inc	11,067,936
183,929		Philip Morris International, Inc	12,772,029
34,383		Reynolds American, Inc	1,275,953
63,500		Sara Lee Corp	1,219,200
29,616		Tyson Foods, Inc (Class A)	589,358

		TOTAL FOOD, BEVERAGE & TOBACCO	74,085,074

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
40,587		Aetna, Inc	1,679,490
27,643		AmerisourceBergen Corp	1,123,412
8,721		Bard (C.R.), Inc	930,967
59,089		Baxter International, Inc	3,362,164
23,235		Becton Dickinson & Co	1,996,816
154,220	*	Boston Scientific Corp	1,155,108
35,398		Cardinal Health, Inc	1,546,539
22,344	*	CareFusion Corp	656,243
7,168	*	Cerner Corp	861,450
26,916		Cigna Corp	1,260,476
14,749	*	Coventry Health Care, Inc	475,950
50,000		Covidien plc	2,784,500
10,055	*	DaVita, Inc	885,745
14,200		Dentsply International, Inc	533,068
11,500	*	Edwards Lifesciences Corp	993,025
53,436	*	Express Scripts, Inc	3,031,959
17,120	*	Humana, Inc	1,303,174
3,985	*	Intuitive Surgical, Inc	1,393,555

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

10,401	*	Laboratory Corp of America Holdings	$1,003,384
25,666		McKesson Corp	2,130,535
41,169	*	Medco Health Solutions, Inc	2,442,557
109,489		Medtronic, Inc	4,571,166
9,617		Patterson Cos, Inc	333,806
15,391		Quest Diagnostics, Inc	867,745
33,269		St. Jude Medical, Inc	1,777,895
34,413		Stryker Corp	2,030,367
50,894	*	Tenet Healthcare Corp	352,695
111,520		UnitedHealth Group, Inc	5,490,129
11,817	*	Varian Medical Systems, Inc	829,553
38,224		WellPoint, Inc	2,935,221
20,032	*	Zimmer Holdings, Inc	1,307,088

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	52,045,782

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
43,536		Avon Products, Inc	1,279,088
14,251		Clorox Co	992,725
50,276		Colgate-Palmolive Co	4,240,781
11,582		Estee Lauder Cos (Class A)	1,123,454
41,390		Kimberly-Clark Corp	2,734,223
285,155		Procter & Gamble Co	18,506,559

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	28,876,830

INSURANCE - 3.8%
34,199		ACE Ltd	2,299,883
47,789		Aflac, Inc	2,685,264
54,588		Allstate Corp	1,847,258
14,676	*	American International Group, Inc	457,157
33,462		AON Corp	1,745,713
10,720		Assurant, Inc	425,584
175,412	*	Berkshire Hathaway, Inc (Class B)	14,611,820
30,048		Chubb Corp	1,958,829
16,155		Cincinnati Financial Corp	511,790
51,283	*	Genworth Financial, Inc (Class A)	625,140
45,100		Hartford Financial Services Group, Inc	1,306,547
31,475		Lincoln National Corp	982,964
32,074		Loews Corp	1,419,595
54,860		Marsh & McLennan Cos, Inc	1,661,161
106,889		Metlife, Inc	5,001,336
31,816		Principal Financial Group	1,073,790
67,289		Progressive Corp	1,476,321
49,214		Prudential Financial, Inc	3,121,152
8,132		Torchmark Corp	544,193
43,979		Travelers Cos, Inc	2,782,991
32,596		UnumProvident Corp	863,142
32,116		XL Capital Ltd	784,273

		TOTAL INSURANCE	48,185,903

MATERIALS - 3.6%
21,730		Air Products & Chemicals, Inc	2,075,650
7,456		Airgas, Inc	517,819

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

11,535		AK Steel Holding Corp	$187,444
108,162		Alcoa, Inc	1,838,754
9,797		Allegheny Technologies, Inc	705,384
17,544		Ball Corp	654,566
10,828		Bemis Co, Inc	339,350
7,224		CF Industries Holdings, Inc	1,022,557
13,857		Cleveland-Cliffs, Inc	1,298,678
117,529		Dow Chemical Co	4,817,514
92,555		Du Pont (E.I.) de Nemours & Co	5,256,197
7,167		Eastman Chemical Co	768,661
23,653		Ecolab, Inc	1,247,932
7,203		FMC Corp	635,881
95,482		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,254,375
8,439		International Flavors & Fragrances, Inc	536,045
44,385		International Paper Co	1,370,609
16,859		MeadWestvaco Corp	567,980
54,387		Monsanto Co	3,700,491
49,999		Newmont Mining Corp	2,930,441
32,028		Nucor Corp	1,504,035
16,254	*	Owens-Illinois, Inc	482,256
16,534		PPG Industries, Inc	1,565,274
31,068		Praxair, Inc	3,306,257
15,857		Sealed Air Corp	408,635
8,899		Sherwin-Williams Co	732,299
12,120		Sigma-Aldrich Corp	855,430
9,489	*	Titanium Metals Corp	190,065
14,802		United States Steel Corp	706,203
12,753		Vulcan Materials Co	576,436

		TOTAL MATERIALS	46,053,218

MEDIA - 3.3%
24,545		Cablevision Systems Corp (Class A)	864,720
69,072		CBS Corp (Class B)	1,741,996
282,858		Comcast Corp (Class A)	7,422,194
80,780	*	DIRECTV	3,925,100
28,826	*	Discovery Communications, Inc (Class A)	1,275,839
24,422		Gannett Co, Inc	367,795
49,134		Interpublic Group of Cos, Inc	577,325
31,187		McGraw-Hill Cos, Inc	1,262,138
231,538		News Corp (Class A)	4,126,007
28,907		Omnicom Group, Inc	1,421,935
8,945		Scripps Networks Interactive (Class A)	459,952
34,953		Time Warner Cable, Inc	2,730,878
112,472		Time Warner, Inc	4,258,190
61,304		Viacom, Inc (Class B)	3,136,313
191,965		Walt Disney Co	8,273,691
545		Washington Post Co (Class B)	237,566

		TOTAL MEDIA	42,081,639

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
156,712		Abbott Laboratories	8,155,292
35,137	*	Agilent Technologies, Inc	1,753,688

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

31,186		Allergan, Inc	$2,481,158
95,791	*	Amgen, Inc	5,445,719
24,163	*	Biogen Idec, Inc	2,352,268
173,547		Bristol-Myers Squibb Co	4,876,671
47,721	*	Celgene Corp	2,809,812
7,575	*	Cephalon, Inc	581,760
102,778		Eli Lilly & Co	3,803,814
29,200	*	Forest Laboratories, Inc	968,272
82,324	*	Gilead Sciences, Inc	3,197,464
17,091	*	Hospira, Inc	969,572
278,384		Johnson & Johnson	18,295,397
19,040	*	Life Technologies Corp	1,051,008
312,320		Merck & Co, Inc	11,227,904
44,323	*	Mylan Laboratories, Inc	1,104,529
12,343		PerkinElmer, Inc	348,937
811,965		Pfizer, Inc	17,018,787
40,311	*	Thermo Electron Corp	2,418,256
9,470	*	Waters Corp	928,060
12,714	*	Watson Pharmaceuticals, Inc	788,522

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,576,890

REAL ESTATE - 1.6%
12,248		Apartment Investment & Management Co (Class A)	330,206
8,471		AvalonBay Communities, Inc	1,072,513
14,211		Boston Properties, Inc	1,485,476
29,001	*	CB Richard Ellis Group, Inc (Class A)	774,617
28,850		Equity Residential	1,722,921
36,959		HCP, Inc	1,464,316
17,732		Health Care REIT, Inc	953,450
67,561		Host Marriott Corp	1,201,910
40,332		Kimco Realty Corp	788,087
16,274		Plum Creek Timber Co, Inc	701,247
58,140		Prologis	947,101
14,170		Public Storage, Inc	1,662,283
29,700		Simon Property Group, Inc	3,401,837
15,602		Ventas, Inc	872,620
16,447		Vornado Realty Trust	1,590,096
54,375		Weyerhaeuser Co	1,251,169

		TOTAL REAL ESTATE	20,219,849

RETAILING - 3.6%
9,060		Abercrombie & Fitch Co (Class A)	641,448
35,897	*	Amazon.com, Inc	7,053,761
6,325	*	Autonation, Inc	214,481
2,705	*	Autozone, Inc	763,838
26,275	*	Bed Bath & Beyond, Inc	1,474,553
33,605		Best Buy Co, Inc	1,049,148
8,215	*	Big Lots, Inc	337,719
22,332	*	Carmax, Inc	774,920
19,975		Expedia, Inc	499,974
13,105		Family Dollar Stores, Inc	710,422
15,750	*	GameStop Corp (Class A)	404,460

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

44,867		Gap, Inc	$1,042,709
16,171		Genuine Parts Co	868,383
166,145		Home Depot, Inc	6,170,626
24,202		JC Penney Co, Inc	930,567
29,708		Kohl’s Corp	1,565,909
26,284		Limited Brands, Inc	1,081,849
139,926		Lowe’s Cos, Inc	3,673,058
43,179		Macy’s, Inc	1,032,410
4,511	*	NetFlix, Inc	1,049,574
17,328		Nordstrom, Inc	823,946
14,001	*	O’Reilly Automotive, Inc	826,899
4,975	*	Priceline.com, Inc	2,721,375
12,066		RadioShack Corp	190,763
11,961		Ross Stores, Inc	881,406
4,381	*	Sears Holdings Corp	376,635
73,010		Staples, Inc	1,543,431
71,796		Target Corp	3,525,183
12,654		Tiffany & Co	878,694
39,906		TJX Companies, Inc	2,139,760
13,455	*	Urban Outfitters, Inc	423,294

		TOTAL RETAILING	45,671,195

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
59,882	*	Advanced Micro Devices, Inc	544,926
31,335		Altera Corp	1,526,015
30,301		Analog Devices, Inc	1,221,433
134,262		Applied Materials, Inc	2,106,571
48,405		Broadcom Corp (Class A)	1,702,888
5,495	*	First Solar, Inc	766,937
558,736		Intel Corp	12,957,087
16,835		Kla-Tencor Corp	739,057
23,182		Linear Technology Corp	806,734
63,114	*	LSI Logic Corp	462,626
22,614	*	MEMC Electronic Materials, Inc	267,524
18,552		Microchip Technology, Inc	761,374
87,454	*	Micron Technology, Inc	987,356
23,811		National Semiconductor Corp	574,321
9,502	*	Novellus Systems, Inc	305,014
58,943	*	Nvidia Corp	1,178,860
18,441	*	Teradyne, Inc	296,900
119,048		Texas Instruments, Inc	4,229,775
26,541		Xilinx, Inc	925,219

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,360,617

SOFTWARE & SERVICES - 8.5%
51,594	*	Adobe Systems, Inc	1,730,979
18,869	*	Akamai Technologies, Inc	649,848
22,581	*	Autodesk, Inc	1,015,693
50,162		Automatic Data Processing, Inc	2,726,305
18,242	*	BMC Software, Inc	916,296
38,098		CA, Inc	936,830
19,044	*	Citrix Systems, Inc	1,606,171

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

30,930	*	Cognizant Technology Solutions Corp (Class A)	$2,564,097
15,342		Computer Sciences Corp	782,135
23,279	*	Compuware Corp	263,751
116,327	*	eBay, Inc	4,001,649
33,485	*	Electronic Arts, Inc	675,727
26,700		Fidelity National Information Services, Inc	883,770
15,164	*	Fiserv, Inc	929,705
25,533	*	Google, Inc (Class A)	13,892,506
124,164		International Business Machines Corp	21,179,895
28,348	*	Intuit, Inc	1,575,015
9,817		Mastercard, Inc (Class A)	2,708,412
752,813		Microsoft Corp	19,588,194
14,437	*	Monster Worldwide, Inc	236,911
396,082		Oracle Corp	14,278,756
32,760		Paychex, Inc	1,071,580
18,932	*	Red Hat, Inc	898,702
29,163	*	SAIC, Inc	507,436
11,996	*	Salesforce.com, Inc	1,662,646
78,582	*	Symantec Corp	1,544,136
17,235	*	Teradata Corp	963,781
16,316		Total System Services, Inc	307,557
17,575		VeriSign, Inc	649,572
49,410		Visa, Inc (Class A)	3,859,909
66,524		Western Union Co	1,413,635
132,196	*	Yahoo!, Inc	2,346,479

		TOTAL SOFTWARE & SERVICES	108,368,078

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
17,837		Amphenol Corp (Class A)	997,267
93,799	*	Apple, Inc	32,663,625
561,888		Cisco Systems, Inc	9,866,754
158,362		Corning, Inc	3,316,100
170,453	*	Dell, Inc	2,643,726
208,891	*	EMC Corp	5,919,971
8,332	*	F5 Networks, Inc	844,532
16,160		Flir Systems, Inc	569,155
12,990		Harris Corp	690,159
221,389		Hewlett-Packard Co	8,937,474
19,489		Jabil Circuit, Inc	386,662
22,544	*	JDS Uniphase Corp	469,817
54,449	*	Juniper Networks, Inc	2,087,030
7,835	*	Lexmark International, Inc (Class A)	252,679
14,571		Molex, Inc	393,417
29,174	*	Motorola Mobility Holdings, Inc	760,274
34,051	*	Motorola, Inc	1,562,260
36,655	*	NetApp, Inc	1,905,327
167,348		Qualcomm, Inc	9,512,060
23,896	*	SanDisk Corp	1,174,249
38,322		Tellabs, Inc	188,544
22,842	*	Western Digital Corp	909,112
140,694		Xerox Corp	1,419,602

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	87,469,796

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.9%
40,131	*	American Tower Corp (Class A)	$2,099,252
601,857		AT&T, Inc	18,729,790
60,162		CenturyTel, Inc	2,453,406
98,724		Frontier Communications Corp	816,447
27,458	*	MetroPCS Communications, Inc	462,118
303,053	*	Sprint Nextel Corp	1,569,815
286,561		Verizon Communications, Inc	10,826,275
50,126		Windstream Corp	642,114

		TOTAL TELECOMMUNICATION SERVICES	37,599,217

TRANSPORTATION - 2.0%
16,882		CH Robinson Worldwide, Inc	1,353,599
37,945		CSX Corp	2,985,892
21,681		Expeditors International Washington, Inc	1,176,628
31,906		FedEx Corp	3,052,447
36,581		Norfolk Southern Corp	2,731,869
5,160		Ryder System, Inc	276,060
76,295		Southwest Airlines Co	896,466
49,999		Union Pacific Corp	5,173,397
100,256		United Parcel Service, Inc (Class B)	7,516,192

		TOTAL TRANSPORTATION	25,162,550

UTILITIES - 3.2%
66,345	*	AES Corp	878,408
23,818		Ameren Corp	698,106
48,707		American Electric Power Co, Inc	1,776,831
42,304		Centerpoint Energy, Inc	786,854
24,306		CMS Energy Corp	481,259
29,350		Consolidated Edison, Inc	1,529,722
19,570		Constellation Energy Group, Inc	712,739
58,861		Dominion Resources, Inc	2,732,327
17,393		DTE Energy Co	878,868
134,326		Duke Energy Corp	2,505,180
33,043		Edison International	1,297,599
18,370		Entergy Corp	1,280,756
67,071		Exelon Corp	2,827,043
42,243		FirstEnergy Corp	1,688,030
8,305		Integrys Energy Group, Inc	434,850
42,289		NextEra Energy, Inc	2,392,289
4,699		Nicor, Inc	260,466
28,454		NiSource, Inc	553,430
18,080		Northeast Utilities	643,648
25,481	*	NRG Energy, Inc	616,640
10,700		Oneok, Inc	748,358
23,699		Pepco Holdings, Inc	456,680
39,529		PG&E Corp	1,821,496
11,601		Pinnacle West Capital Corp	503,367
57,025		PPL Corp	1,564,196
29,687		Progress Energy, Inc	1,408,648
51,307		Public Service Enterprise Group, Inc	1,650,546

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

11,881		SCANA Corp	$493,299
24,346		Sempra Energy	1,341,465
85,462		Southern Co	3,336,436
21,329		TECO Energy, Inc	411,010
23,750		Wisconsin Energy Corp	741,238
46,785		Xcel Energy, Inc	1,138,279

		TOTAL UTILITIES	40,590,063

		TOTAL COMMON STOCKS	1,273,735,039

		(Cost $1,167,242,721)

		TOTAL INVESTMENTS - 99.5%	1,273,735,039
		(Cost $1,167,242,721)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	7,067,471

		NET ASSETS - 100.0%	$1,280,802,510

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.9%
43,725	*	American Axle & Manufacturing Holdings, Inc	$559,680
15,580	*	Amerigon, Inc (Class A)	265,639
44,446		Cooper Tire & Rubber Co	1,199,153
100,944	*	Dana Holding Corp	1,834,152
8,186	*	Dorman Products, Inc	319,254
13,572		Drew Industries, Inc	326,678
54,817	*	Exide Technologies	550,363
11,759	*	Fuel Systems Solutions, Inc	349,536
33,614	*	Modine Manufacturing Co	598,665
3,652		Shiloh Industries, Inc	41,669
22,749		Spartan Motors, Inc	153,783
14,354		Standard Motor Products, Inc	204,545
11,268	*	Stoneridge, Inc	172,400
16,541		Superior Industries International, Inc	417,991
43,462	*	Tenneco, Inc	2,008,380
4,600	*	Tower International, Inc	76,406
20,738	*	Winnebago Industries, Inc	256,736

		TOTAL AUTOMOBILES & COMPONENTS	9,335,030

BANKS - 6.4%
11,114		1st Source Corp	235,839
16,455	*	1st United Bancorp, Inc	114,691
14,755		Abington Bancorp, Inc	178,831
2,902		Alliance Financial Corp	93,560
4,246		American National Bankshares, Inc	98,252
16,507		Ameris Bancorp	164,080
5,674		Ames National Corp	104,742
7,083		Arrow Financial Corp	176,013
62,708		Astoria Financial Corp	907,385
5,101		Bancfirst Corp	205,417
19,658		Banco Latinoamericano de Exportaciones S.A. (Class E)	341,263
2,923		Bancorp Rhode Island, Inc	129,664
34,301		Bank Mutual Corp	140,291
3,927		Bank of Marin Bancorp	147,812
9,393		Bank of the Ozarks, Inc	418,270
14,300		BankFinancial Corp	130,702
25,169	*	Beneficial Mutual Bancorp, Inc	217,208
10,057		Berkshire Hills Bancorp, Inc	224,271
5,626	*	BofI Holding, Inc	94,517
53,324		Boston Private Financial Holdings, Inc	372,735
4,763		Bridge Bancorp, Inc	101,928
43,054		Brookline Bancorp, Inc	396,958
7,164		Bryn Mawr Bank Corp	144,355
5,599		Camden National Corp	193,445

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,226		Capital City Bank Group, Inc	$92,131
19,947		Cardinal Financial Corp	224,204
57,053		Cathay General Bancorp	972,754
24,692	*	Center Financial	180,005
16,916		Centerstate Banks of Florida, Inc	105,218
2,420		Century Bancorp, Inc	66,744
17,933		Chemical Financial Corp	360,991
8,818		Citizens & Northern Corp	151,405
274,103	*	Citizens Republic Bancorp, Inc	251,627
11,613		City Holding Co	396,003
6,948		Clifton Savings Bancorp, Inc	79,624
8,706		CNB Financial Corp	120,752
22,442		CoBiz, Inc	152,381
28,508		Columbia Banking System, Inc	537,661
24,099		Community Bank System, Inc	602,957
10,164		Community Trust Bancorp, Inc	287,641
65,180		CVB Financial Corp	634,853
13,679		Danvers Bancorp, Inc	308,461
19,402		Dime Community Bancshares	299,955
19,648	*	Doral Financial Corp	29,472
11,406	*	Eagle Bancorp, Inc	158,315
5,579	*	Encore Bancshares, Inc	67,506
11,247		Enterprise Financial Services Corp	167,580
6,121		ESB Financial Corp	103,873
9,647		ESSA Bancorp, Inc	121,070
7,042		Federal Agricultural Mortgage Corp (Class C)	133,446
7,992		Financial Institutions, Inc	135,864
10,989		First Bancorp (NC)	153,406
15,482	*	First Bancorp (Puerto Rico)	77,255
6,044		First Bancorp, Inc	89,753
44,996		First Busey Corp	236,229
76,154		First Commonwealth Financial Corp	472,155
10,971		First Community Bancshares, Inc	163,029
42,012		First Financial Bancorp	692,358
15,136		First Financial Bankshares, Inc	838,837
8,075		First Financial Corp	259,692
12,745		First Financial Holdings, Inc	139,940
9,271		First Interstate Bancsystem, Inc	126,827
18,658		First Merchants Corp	172,960
53,605		First Midwest Bancorp, Inc	702,226
4,860		First of Long Island Corp	131,463
5,667		First South Bancorp, Inc	25,388
78,266		FirstMerit Corp	1,367,307
49,461	*	Flagstar Bancorp, Inc	77,159
22,513		Flushing Financial Corp	331,391
86,536		FNB Corp	947,569
4,678		Fox Chase Bancorp, Inc	63,855
9,410		German American Bancorp, Inc	164,205
52,257		Glacier Bancorp, Inc	785,423
7,020		Great Southern Bancorp, Inc	145,314
10,856	*	Greene County Bancshares, Inc	22,038
25,136		Hancock Holding Co	820,942

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

79,330	*	Hanmi Financial Corp	$104,716
9,101		Heartland Financial USA, Inc	143,068
10,041	*	Heritage Financial Corp	148,004
1,150		Heritage Financial Group	13,892
5,281	*	Home Bancorp, Inc	84,338
15,982		Home Bancshares, Inc	383,089
11,392		Home Federal Bancorp, Inc	138,413
9,511		Hudson Valley Holding Corp	215,044
19,439		IBERIABANK Corp	1,166,534
15,477		Independent Bank Corp	453,631
38,501		International Bancshares Corp	678,388
34,946	*	Investors Bancorp, Inc	525,588
11,442		Kearny Financial Corp	109,500
1,942		K-Fed Bancorp	24,392
15,977		Lakeland Bancorp, Inc	170,794
11,724		Lakeland Financial Corp	256,873
14,736		MainSource Financial Group, Inc	141,908
38,478		MB Financial, Inc	796,110
3,763		Merchants Bancshares, Inc	101,225
6,569	*	Meridian Interstate Bancorp, Inc	91,703
145,851	*	MGIC Investment Corp	1,263,069
5,877		Midsouth Bancorp, Inc	83,218
4,398		MidWestOne Financial Group, Inc	64,607
27,421	*	Nara Bancorp, Inc	269,548
2,413	*	NASB Financial, Inc	37,233
5,048		National Bankshares, Inc	143,515
91,575		National Penn Bancshares, Inc	751,831
25,015		NBT Bancorp, Inc	565,339
13,236		Northfield Bancorp, Inc	186,231
80,587		Northwest Bancshares, Inc	1,014,589
10,104		OceanFirst Financial Corp	146,508
53,848	*	Ocwen Financial Corp	644,561
68,010		Old National Bancorp	703,904
8,890	*	OmniAmerican Bancorp, Inc	132,906
33,248		Oriental Financial Group, Inc	430,894
41,314		Oritani Financial Corp	506,510
4,889		Orrstown Financial Services, Inc	133,176
13,889		Pacific Continental Corp	132,640
22,355		PacWest Bancorp	513,941
8,703		Park National Corp	601,203
6,174		Peapack Gladstone Financial Corp	82,052
2,710		Penns Woods Bancorp, Inc	102,411
10,274	*	Pennsylvania Commerce Bancorp, Inc	128,425
7,887		Peoples Bancorp, Inc	107,500
23,912	*	Pinnacle Financial Partners, Inc	384,266
102,491	*	PMI Group, Inc	221,381
1,968		Porter Bancorp, Inc	15,606
37,761		PrivateBancorp, Inc	594,358
33,273		Prosperity Bancshares, Inc	1,525,566
43,526		Provident Financial Services, Inc	631,998
28,049		Provident New York Bancorp	263,100
96,288		Radian Group, Inc	570,988

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,161		Renasant Corp	$304,742
7,036		Republic Bancorp, Inc (Class A)	153,244
8,874		Rockville Financial, Inc	88,119
5,766		Roma Financial Corp	60,889
18,194		S&T Bancorp, Inc	371,340
8,630		S.Y. Bancorp, Inc	215,491
17,211		Sandy Spring Bancorp, Inc	307,561
9,278		SCBT Financial Corp	299,123
7,949		Sierra Bancorp	88,631
29,706	*	Signature Bank	1,729,185
12,630		Simmons First National Corp (Class A)	333,306
11,997		Southside Bancshares, Inc	260,941
14,106	*	Southwest Bancorp, Inc	200,023
12,574		State Bancorp, Inc	165,977
16,290		StellarOne Corp	228,060
18,612		Sterling Bancorp	192,634
66,485		Sterling Bancshares, Inc	591,052
7,031		Suffolk Bancorp	115,379
94,210		Susquehanna Bancshares, Inc	868,616
30,331	*	SVB Financial Group	1,833,205
6,631	*	Taylor Capital Group, Inc	65,912
7,668		Territorial Bancorp, Inc	153,897
26,560	*	Texas Capital Bancshares, Inc	685,248
15,623	*	The Bancorp, Inc	152,949
5,740		Tompkins Trustco, Inc	233,848
6,871		Tower Bancorp, Inc	149,169
17,089		TowneBank	253,259
9,685		Trico Bancshares	157,962
58,185		Trustco Bank Corp NY	349,110
46,429		Trustmark Corp	1,079,010
23,050		UMB Financial Corp	970,636
83,212		Umpqua Holdings Corp	966,091
13,085		Union Bankshares Corp	166,572
27,267		United Bankshares, Inc	713,305
70,641	*	United Community Banks, Inc	169,538
12,277		United Financial Bancorp, Inc	200,606
11,823		Univest Corp of Pennsylvania	198,863
9,878		ViewPoint Financial Group	121,993
15,606	*	Virginia Commerce Bancorp	93,792
7,680	*	Walker & Dunlop, Inc	92,083
10,627		Washington Banking Co	148,672
10,389		Washington Trust Bancorp, Inc	243,414
3,816	*	Waterstone Financial, Inc	12,211
50,657		Webster Financial Corp	1,090,139
16,948		WesBanco, Inc	344,044
10,920		West Bancorporation, Inc	85,067
68,185	*	West Coast Bancorp	244,102
20,830		Westamerica Bancorporation	1,057,956
47,483	*	Western Alliance Bancorp	392,684
20,943		Westfield Financial, Inc	190,162
70,098		Whitney Holding Corp	949,127
14,519		Wilshire Bancorp, Inc	58,076

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,973		Wintrust Financial Corp	$841,340
4,244		WSFS Financial Corp	190,853

		TOTAL BANKS	61,010,935

CAPITAL GOODS - 9.3%
14,145	*	3D Systems Corp	590,129
26,443		A.O. Smith Corp	1,162,700
63,060	*	A123 Systems, Inc	380,882
8,936		Aaon, Inc	293,548
28,380		AAR Corp	739,015
18,761		Aceto Corp	150,276
49,306		Actuant Corp (Class A)	1,368,735
31,601		Acuity Brands, Inc	1,858,140
46,861	*	Advanced Battery Technologies, Inc	80,601
11,912	*	Aerovironment, Inc	341,279
35,657		Aircastle Ltd	444,286
4,849		Alamo Group, Inc	138,730
19,548		Albany International Corp (Class A)	494,760
19,449	*	Altra Holdings, Inc	493,810
5,930	*	Ameresco, Inc	95,532
6,790	*	American Railcar Industries, Inc	192,361
6,308		American Science & Engineering, Inc	555,735
36,875	*	American Superconductor Corp	436,969
6,324		American Woodmark Corp	128,440
6,707		Ameron International Corp	471,770
5,930		Ampco-Pittsburgh Corp	159,339
19,770		Apogee Enterprises, Inc	282,316
53,824	*	Applied Energetics, Inc	36,600
30,759		Applied Industrial Technologies, Inc	1,084,562
6,427	*	Argan, Inc	60,414
67,189	*	ArvinMeritor, Inc	1,156,323
14,419	*	Astec Industries, Inc	559,169
6,927	*	Astronics Corp	180,102
8,732		AZZ, Inc	382,287
11,038		Badger Meter, Inc	418,451
35,585		Barnes Group, Inc	880,373
31,935	*	Beacon Roofing Supply, Inc	712,789
34,009		Belden CDT, Inc	1,293,362
34,782	*	Blount International, Inc	577,381
7,904	*	Bluelinx Holdings, Inc	28,612
35,490		Brady Corp (Class A)	1,338,328
36,438		Briggs & Stratton Corp	859,572
61,134	*	Broadwind Energy, Inc	100,871
32,692	*	Builders FirstSource, Inc	86,634
7,750	*	CAI International, Inc	194,990
175,538	*	Capstone Turbine Corp	342,299
6,639		Cascade Corp	304,066
18,482	*	Ceradyne, Inc	866,067
20,842	*	Chart Industries, Inc	1,013,130
12,424		CIRCOR International, Inc	564,422
36,103		Clarcor, Inc	1,631,494
5,774	*	Coleman Cable, Inc	57,855

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,777	*	Colfax Corp	$388,427
13,600	*	Columbus McKinnon Corp	272,000
26,693		Comfort Systems USA, Inc	325,922
18,032	*	Commercial Vehicle Group, Inc	311,232
11,443		Cubic Corp	618,837
33,309		Curtiss-Wright Corp	1,107,524
20,050	*	DigitalGlobe, Inc	581,450
7,969		Douglas Dynamics, Inc	123,440
7,356		Ducommun, Inc	167,349
6,070	*	DXP Enterprises, Inc	159,338
25,533	*	Dycom Industries, Inc	379,420
9,476		Dynamic Materials Corp	246,566
48,141	*,d	EMCOR Group, Inc	1,490,928
13,249		Encore Wire Corp	369,780
46,847	*	Ener1, Inc	118,523
31,088	*	Energy Recovery, Inc	96,062
35,042	*	EnerSys	1,327,741
14,991	*	EnPro Industries, Inc	600,839
19,161		ESCO Technologies, Inc	702,825
21,343	*	Esterline Technologies Corp	1,532,427
44,940		Federal Signal Corp	303,345
33,987	*	Flow International Corp	146,484
50,706	*	Force Protection, Inc	227,670
16,909		Franklin Electric Co, Inc	762,765
8,547	*	Freightcar America, Inc	256,239
78,276	*	FuelCell Energy, Inc	133,852
26,517	*	Furmanite Corp	222,212
44,442	*	GenCorp, Inc	290,206
13,981	*	Generac Holdings, Inc	291,084
16,035	*	GeoEye, Inc	594,738
21,745	*	Gibraltar Industries, Inc	253,982
8,768		Gorman-Rupp Co	354,666
86,286	*	GrafTech International Ltd	2,001,836
6,839		Graham Corp	156,476
25,391		Granite Construction, Inc	690,127
42,652		Great Lakes Dredge & Dock Corp	317,757
15,460	*	Greenbrier Cos, Inc	418,502
31,945	*	Griffon Corp	406,979
20,021	*	H&E Equipment Services, Inc	398,418
26,656		Heico Corp	1,283,765
70,637	*	Hexcel Corp	1,520,815
15,597	*	Hoku Scientific, Inc	31,818
12,311		Houston Wire & Cable Co	206,702
18,212	*	II-VI, Inc	1,053,564
28,483	*	Insituform Technologies, Inc (Class A)	720,905
12,194		Insteel Industries, Inc	182,056
23,946	*	Interline Brands, Inc	505,740
20,727		John Bean Technologies Corp	418,893
8,964	*	Kadant, Inc	276,539
18,860		Kaman Corp	701,592
24,277		Kaydon Corp	939,520
7,280	*	KEYW Holding Corp	81,463

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,556	*	Kratos Defense & Security Solutions, Inc	$226,321
8,926	*	LaBarge, Inc	170,844
11,410	*	Ladish Co, Inc	646,947
2,812		Lawson Products, Inc	61,948
14,279	*	Layne Christensen Co	424,943
7,328		LB Foster Co (Class A)	311,880
9,088		Lindsay Manufacturing Co	666,332
6,138	*	LMI Aerospace, Inc	123,067
13,808		LSI Industries, Inc	114,468
12,770	*	Lydall, Inc	124,508
38,502	*	Mastec, Inc	873,226
9,592		Met-Pro Corp	114,049
5,813	*	Michael Baker Corp	143,232
12,071	*	Middleby Corp	1,082,407
7,747		Miller Industries, Inc	122,558
32,959	*	Moog, Inc (Class A)	1,454,151
27,386		Mueller Industries, Inc	1,071,340
110,236		Mueller Water Products, Inc (Class A)	485,038
14,493	*	MYR Group, Inc	361,310
4,212		Nacco Industries, Inc (Class A)	443,229
3,501		National Presto Industries, Inc	388,716
13,609	*	NCI Building Systems, Inc	168,479
49,158		Nordson Corp	2,800,530
6,814	*	Northwest Pipe Co	163,945
1,883		Omega Flex, Inc	26,569
41,983	*	Orbital Sciences Corp	790,540
19,545	*	Orion Marine Group, Inc	201,900
19,414		Perini Corp	517,577
13,402	*	Pgt, Inc	33,237
12,275	*	Pike Electric Corp	124,714
12,571	*	PMFG, Inc	288,127
15,814	*	Polypore International, Inc	976,831
6,398	*	Powell Industries, Inc	252,849
13,913	*	PowerSecure International, Inc	109,217
1,517		Preformed Line Products Co	108,996
16,312		Primoris Services Corp	192,155
27,539		Quanex Building Products Corp	577,217
11,899		Raven Industries, Inc	646,830
15,879	*	RBC Bearings, Inc	623,410
28,031		Robbins & Myers, Inc	1,218,508
35,950	*	RSC Holdings, Inc	473,462
23,176	*	Rush Enterprises, Inc (Class A)	488,318
83,787	*	SatCon Technology Corp	268,118
8,403	*	Sauer-Danfoss, Inc	495,861
226		Seaboard Corp	539,462
8,281		SeaCube Container Leasing Ltd	134,401
28,576		Simpson Manufacturing Co, Inc	797,842
9,054		Standex International Corp	331,014
11,937	*	Sterling Construction Co, Inc	178,936
9,200		Sun Hydraulics Corp	427,708
12,267		TAL International Group, Inc	442,225
42,145	*	Taser International, Inc	187,967

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,219	*	Tecumseh Products Co (Class A)	$135,363
26,315	*	Teledyne Technologies, Inc	1,328,644
13,119		Tennant Co	538,141
6,914		Textainer Group Holdings Ltd	245,170
30,146		Titan International, Inc	931,210
9,480	*	Titan Machinery, Inc	298,241
17,844		Tredegar Corp	390,427
11,244	*	Trex Co, Inc	360,708
10,930	*	Trimas Corp	253,685
11,848		Triumph Group, Inc	1,020,350
6,106		Twin Disc, Inc	208,031
1,288	*	United Capital Corp	35,098
43,922	*	United Rentals, Inc	1,292,185
14,087		Universal Forest Products, Inc	454,869
25,694	*	UQM Technologies, Inc	71,686
14,178		Vicor Corp	236,914
49,638	*	Wabash National Corp	547,507
20,087		Watsco, Inc	1,423,968
21,295		Watts Water Technologies, Inc (Class A)	824,117
44,349		Woodward Governor Co	1,643,131
5,194	*	Xerium Technologies, Inc	119,774

		TOTAL CAPITAL GOODS	89,017,524

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
37,727		ABM Industries, Inc	917,521
30,058	*	Acacia Research (Acacia Technologies)	1,235,685
39,174	*	ACCO Brands Corp	380,380
15,737		Administaff, Inc	476,674
11,260	*	Advisory Board Co	526,067
13,281		American Ecology Corp	243,839
26,289	*	American Reprographics Co	235,287
23,469	*	APAC Customer Services, Inc	134,008
6,005		Barrett Business Services, Inc	96,801
34,719		Brink’s Co	1,146,074
17,396	*	Casella Waste Systems, Inc (Class A)	117,597
24,233	*	CBIZ, Inc	177,628
8,734		CDI Corp	129,438
37,487	*	Cenveo, Inc	242,916
16,516	*	Clean Harbors, Inc	1,626,826
780		Compx International, Inc	10,959
6,742	*	Consolidated Graphics, Inc	378,563
24,897		Corporate Executive Board Co	992,145
15,034	*	CoStar Group, Inc	1,022,613
7,207		Courier Corp	98,736
8,076	*	CRA International, Inc	229,762
37,307		Deluxe Corp	1,010,274
21,599	*	Dolan Media Co	254,220
64,326		EnergySolutions, Inc	363,442
14,085	*	EnerNOC, Inc	252,262
18,690		Ennis, Inc	349,129
10,097	*	Exponent, Inc	433,262
10,236	*	Franklin Covey Co	94,376

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,073	*	Fuel Tech, Inc	$97,912
13,497		G & K Services, Inc (Class A)	446,751
44,374	*	Geo Group, Inc	1,183,898
10,648	*	GP Strategies Corp	139,382
47,717		Healthcare Services Group	847,454
12,551		Heidrick & Struggles International, Inc	293,693
41,374		Herman Miller, Inc	1,076,551
7,520	*	Higher One Holdings, Inc	105,957
18,722	*	Hill International, Inc	94,921
32,906		HNI Corp	905,573
23,999	*	Hudson Highland Group, Inc	144,714
15,897	*	Huron Consulting Group, Inc	457,834
12,275	*	ICF International, Inc	299,019
17,035	*	Innerworkings, Inc	152,804
36,648		Interface, Inc (Class A)	683,119
19,423	*	Kelly Services, Inc (Class A)	371,174
22,387	*	Kforce, Inc	350,357
21,353		Kimball International, Inc (Class B)	159,720
34,146		Knoll, Inc	670,286
33,326	*	Korn/Ferry International	690,181
7,366	*	M&F Worldwide Corp	184,813
17,501		McGrath RentCorp	496,853
25,963	*	Metalico, Inc	164,605
19,246		Mine Safety Appliances Co	763,681
10,668	*	Mistras Group, Inc	195,438
32,370	*	Mobile Mini, Inc	806,337
8,073		Multi-Color Corp	166,788
36,188	*	Navigant Consulting, Inc	421,590
26,424	*	On Assignment, Inc	289,871
33,533		Resources Connection, Inc	495,953
45,530		Rollins, Inc	954,764
7,829		Schawk, Inc (Class A)	147,655
13,699	*	School Specialty, Inc	202,882
37,342	*	Spherion Corp	393,211
11,323	*	Standard Parking Corp	198,039
14,710		Standard Register Co	50,602
55,564		Steelcase, Inc (Class A)	641,764
29,950	*	SYKES Enterprises, Inc	599,899
13,710	*	Team, Inc	342,065
44,823	*	Tetra Tech, Inc	1,058,719
31,989	*	TrueBlue, Inc	450,405
9,797		Unifirst Corp	507,093
17,571		United Stationers, Inc	1,266,166
14,655		Viad Corp	363,591
3,152		VSE Corp	88,855

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,599,423

CONSUMER DURABLES & APPAREL - 3.6%
29,013	*	American Apparel, Inc	42,069
28,626		American Greetings Corp (Class A)	704,199
8,416	*	Arctic Cat, Inc	141,305
43,144	*	Ascena Retail Group, Inc	1,349,976

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,893	*	Beazer Homes USA, Inc	$251,141
3,673		Blyth, Inc	173,145
64,384		Brunswick Corp	1,504,654
46,424		Callaway Golf Co	328,682
42,361	*	Carter’s, Inc	1,309,802
4,760	*	Cavco Industries, Inc	221,245
5,865		Cherokee, Inc	113,781
7,887		Columbia Sportswear Co	536,237
62,344	*	CROCS, Inc	1,253,738
5,065		CSS Industries, Inc	97,653
6,145	*	Culp, Inc	61,942
28,116	*	Deckers Outdoor Corp	2,385,923
4,922	*	Delta Apparel, Inc	87,070
194,708	*	Eastman Kodak Co	541,288
17,954		Ethan Allen Interiors, Inc	432,512
33,540	*	Furniture Brands International, Inc	162,334
11,272	*	G-III Apparel Group Ltd	505,662
22,244	*	Helen of Troy Ltd	692,232
7,260		Hooker Furniture Corp	90,314
44,600	*	Hovnanian Enterprises, Inc (Class A)	143,166
52,455	*	Iconix Brand Group, Inc	1,284,623
15,292	*	iRobot Corp	541,643
19,606	*	Jakks Pacific, Inc	412,510
29,424	*	Joe’s Jeans, Inc	28,806
3,029	*	Johnson Outdoors, Inc	50,251
63,136		Jones Apparel Group, Inc	860,544
5,302	*	Kenneth Cole Productions, Inc (Class A)	71,418
18,887	*	K-Swiss, Inc (Class A)	232,499
3,272		Lacrosse Footwear, Inc	54,381
35,780	*	La-Z-Boy, Inc	420,773
23,550	*	Leapfrog Enterprises, Inc	100,559
14,018	*	Libbey, Inc	239,007
7,103		Lifetime Brands, Inc	113,080
68,805	*	Liz Claiborne, Inc	432,783
13,410	*	M/I Homes, Inc	178,219
16,716	*	Maidenform Brands, Inc	529,229
6,663	*	Marine Products Corp	49,373
23,224	*	Meritage Homes Corp	555,286
10,927		Movado Group, Inc	182,372
10,409		Oxford Industries, Inc	357,549
6,787	*	Perry Ellis International, Inc	191,258
22,354		Polaris Industries, Inc	2,356,782
36,008		Pool Corp	1,089,603
94,473	*	Quiksilver, Inc	410,958
5,854		RG Barry Corp	71,653
8,702	*	Russ Berrie & Co, Inc	63,612
31,954		Ryland Group, Inc	553,124
36,798	*	Sealy Corp	97,147
25,145	*	Skechers U.S.A., Inc (Class A)	479,012
4,666		Skyline Corp	91,500
44,195	*	Smith & Wesson Holding Corp	159,544
76,472	*	Standard-Pacific Corp	295,182

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,884	*	Steinway Musical Instruments, Inc	$97,100
17,800	*	Steven Madden Ltd	946,070
13,927		Sturm Ruger & Co, Inc	331,184
7,873	*	Summer Infant, Inc	69,597
28,504	*	Timberland Co (Class A)	1,288,096
18,208	*	True Religion Apparel, Inc	550,246
25,224	*	Under Armour, Inc (Class A)	1,726,834
10,000	*	Unifi, Inc	163,200
9,945	*	Universal Electronics, Inc	275,377
9,346	*	Vera Bradley, Inc	454,589
14,046		Volcom, Inc	277,128
32,300	*	Warnaco Group, Inc	2,078,827
5,253		Weyco Group, Inc	127,385
36,031		Wolverine World Wide, Inc	1,429,710

		TOTAL CONSUMER DURABLES & APPAREL	35,499,693

CONSUMER SERVICES - 3.3%
18,279	*	AFC Enterprises	275,282
13,280		Ambassadors Group, Inc	133,862
13,298	*	American Public Education, Inc	561,841
19,394		Ameristar Casinos, Inc	386,910
9,088	*	Archipelago Learning, Inc	79,702
16,322	*	BJ’s Restaurants, Inc	766,318
10,439	*	Bluegreen Corp	40,608
22,100		Bob Evans Farms, Inc	693,056
39,300	*	Boyd Gaming Corp	351,342
7,980	*	Bravo Brio Restaurant Group, Inc	164,707
14,065	*	Bridgepoint Education, Inc	246,841
13,212	*	Buffalo Wild Wings, Inc	807,253
13,994	*	California Pizza Kitchen, Inc	223,904
11,450	*	Cambium Learning Group, Inc	39,388
12,151	*	Capella Education Co	602,690
5,705	*	Caribou Coffee Co, Inc	53,741
9,613	*	Carrols Restaurant Group, Inc	93,823
17,317		CBRL Group, Inc	887,150
14,913		CEC Entertainment, Inc	564,159
43,895	*	Cheesecake Factory	1,291,392
8,363		Churchill Downs, Inc	348,821
23,048	*	Coinstar, Inc	1,244,131
64,190	*	Corinthian Colleges, Inc	285,646
3,697		CPI Corp	66,435
71,992	*	Denny’s Corp	294,447
12,986	*	DineEquity, Inc	648,910
25,651	*	Domino’s Pizza, Inc	476,339
3,930		Einstein Noah Restaurant Group, Inc	63,509
17,715	*	Empire Resorts, Inc	11,869
25,183	*	Gaylord Entertainment Co	903,314
22,540	*	Grand Canyon Education, Inc	325,928
29,051	*	Interval Leisure Group, Inc	466,850
13,341	*	Isle of Capri Casinos, Inc	127,273
36,494	*	Jack in the Box, Inc	753,601
45,565	*	Jamba, Inc	113,001

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,185	*	K12, Inc	$715,943
42,035	*	Krispy Kreme Doughnuts, Inc	235,816
5,040		Learning Tree International, Inc	42,487
30,317	*	Life Time Fitness, Inc	1,186,001
10,390		Lincoln Educational Services Corp	173,513
8,786		Mac-Gray Corp	148,835
15,638		Marcus Corp	173,425
21,952		Matthews International Corp (Class A)	881,153
11,501	*	McCormick & Schmick’s Seafood Restaurants, Inc	105,004
6,008	*	Monarch Casino & Resort, Inc	68,852
15,521	*	Morgans Hotel Group Co	134,257
19,099	*	Multimedia Games, Inc	112,111
5,435		National American University Holdings, Inc	41,795
13,653	*	O’Charleys, Inc	89,291
74,304	*	Orient-Express Hotels Ltd (Class A)	911,710
14,398	*	Papa John’s International, Inc	432,804
8,544	*	Peet’s Coffee & Tea, Inc	397,125
16,793		PF Chang’s China Bistro, Inc	673,399
43,891	*	Pinnacle Entertainment, Inc	609,207
5,090	*	Pre-Paid Legal Services, Inc	335,686
20,955	*	Princeton Review, Inc	8,340
8,236	*	Red Lion Hotels Corp	72,065
10,722	*	Red Robin Gourmet Burgers, Inc	291,531
41,590		Regis Corp	707,030
46,733	*	Ruby Tuesday, Inc	491,164
22,763	*	Ruth’s Chris Steak House, Inc	111,766
47,329	*	Scientific Games Corp (Class A)	497,901
38,035	*	Shuffle Master, Inc	415,723
44,206	*	Sonic Corp	495,991
48,710		Sotheby’s (Class A)	2,460,828
9,017		Speedway Motorsports, Inc	140,485
1,044	*	Steak N Shake Co	456,479
10,803	*	Steiner Leisure Ltd	524,378
59,236		Stewart Enterprises, Inc (Class A)	480,404
18,670	*	Summit Hotel Properties, Inc	211,531
41,686		Texas Roadhouse, Inc (Class A)	678,231
15,088		Universal Technical Institute, Inc	272,640
26,333	*	Vail Resorts, Inc	1,290,054

		TOTAL CONSUMER SERVICES	31,468,998

DIVERSIFIED FINANCIALS - 4.2%
39,827		Advance America Cash Advance Centers, Inc	234,183
244,189	*	American Capital Ltd	2,507,821
140,862		Apollo Investment Corp	1,669,215
20,301		Artio Global Investors, Inc	333,545
10,131	*	Asset Acceptance Capital Corp	57,544
7,317		Asta Funding, Inc	59,341
41,256		BGC Partners, Inc (Class A)	398,120
51,891		BlackRock Kelso Capital Corp	545,893
52,814	*	Broadpoint Securities Group, Inc	99,818
14,173		Calamos Asset Management, Inc (Class A)	230,595
1,240		California First National Bancorp	18,836

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,091		Capital Southwest Corp	$201,238
21,468		Cash America International, Inc	1,018,657
12,645		Cohen & Steers, Inc	397,812
26,077		Compass Diversified Trust	437,051
6,705		CompuCredit Corp	28,563
27,124	*	Cowen Group, Inc	112,836
4,085	*	Credit Acceptance Corp	330,477
1,811		Diamond Hill Investment Group, Inc	148,502
30,719	*	Dollar Financial Corp	706,230
19,442		Duff & Phelps Corp	299,212
10,150	*	Encore Capital Group, Inc	303,891
9,761		Epoch Holding Corp	169,256
11,176		Evercore Partners, Inc (Class A)	389,931
33,546	*	Ezcorp, Inc (Class A)	1,056,363
39,035	*	FBR Capital Markets Corp	140,526
48,083		Fifth Street Finance Corp	640,946
9,487	*	Financial Engines, Inc	269,715
21,891	*	First Cash Financial Services, Inc	859,003
39,949	*	First Marblehead Corp	85,890
4,698		Friedman Billings Ramsey Group, Inc (Class A)	143,289
16,140		FXCM, Inc	214,823
6,510	*	Gain Capital Holdings, Inc	41,729
4,821		GAMCO Investors, Inc (Class A)	248,040
50,188		GFI Group, Inc	256,461
15,453		Gladstone Capital Corp	175,546
16,280		Gladstone Investment Corp	126,007
5,157		Golub Capital BDC, Inc	82,718
23,102	*	Harris & Harris Group, Inc	120,592
31,263		Hercules Technology Growth Capital, Inc	336,077
12,911	*	HFF, Inc (Class A)	193,278
12,630	*	Imperial Holdings, Inc	125,542
8,635	*	International Assets Holding Corp	228,655
26,343	*	Internet Capital Group, Inc	365,904
32,091	*	Investment Technology Group, Inc	549,077
87,164		iShares Russell 2000 Index Fund	7,528,356
11,348		JMP Group, Inc	97,593
7,317		Kayne Anderson Energy Development Co	143,413
25,676		KBW, Inc	583,359
72,911	*	Knight Capital Group, Inc (Class A)	1,000,339
28,542	*	LaBranche & Co, Inc	115,024
71,370	*	Ladenburg Thalmann Financial Services, Inc	83,503
6,378		Life Partners Holdings, Inc	44,710
13,522		Main Street Capital Corp	254,349
20,109		MarketAxess Holdings, Inc	489,654
5,868	*	Marlin Business Services Corp	71,531
55,367		MCG Capital Corp	365,422
11,450		Medallion Financial Corp	105,684
7,970	*	Medley Capital Corp	93,249
83,804	*	MF Global Holdings Ltd	704,792
17,547		MVC Capital, Inc	242,675
19,236		Nelnet, Inc (Class A)	443,005
21,872	*	Netspend Holdings, Inc	253,934

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,037	*	NewStar Financial, Inc	$239,442
16,024		NGP Capital Resources Co	151,267
6,843		Oppenheimer Holdings, Inc	210,149
30,003		optionsXpress Holdings, Inc	553,255
31,949		PennantPark Investment Corp	394,251
14,489	*	Penson Worldwide, Inc	87,948
40,277	*	PHH Corp	864,344
16,776	*	Pico Holdings, Inc	538,845
11,169	*	Piper Jaffray Cos	400,409
12,331	*	Portfolio Recovery Associates, Inc	1,112,996
12,319	*	Primus Guaranty Ltd	60,486
70,060		Prospect Capital Corp	848,427
6,826		Pzena Investment Management, Inc (Class A)	49,693
13,858	*	Rodman & Renshaw Capital Group, Inc	27,300
15,213	*	Safeguard Scientifics, Inc	297,414
15,846		Sanders Morris Harris Group, Inc	136,751
3,999		Solar Capital Ltd	101,495
5,740	*	Solar Senior Capital Ltd	108,084
36,693	*	Stifel Financial Corp	1,676,136
19,404		SWS Group, Inc	118,364
6,254		THL Credit, Inc	89,557
22,609		TICC Capital Corp	256,386
29,752	*	TradeStation Group, Inc	287,107
13,409		Triangle Capital Corp	239,485
3,737	*	Virtus Investment Partners, Inc	197,351
3,976		Westwood Holdings Group, Inc	149,696
11,911	*	World Acceptance Corp	809,352

		TOTAL DIVERSIFIED FINANCIALS	39,585,330

ENERGY - 6.9%
58,319	*	Abraxas Petroleum Corp	296,261
5,952		Alon USA Energy, Inc	81,840
4,597	*	Amyris Biotechnologies, Inc	121,499
6,421		APCO Argentina, Inc	580,458
12,019	*	Approach Resources, Inc	353,839
32,507	*	ATP Oil & Gas Corp	577,974
16,720	*	Basic Energy Services, Inc	513,973
36,924		Berry Petroleum Co (Class A)	1,961,771
33,440	*	Bill Barrett Corp	1,395,451
69,736	*	BPZ Energy, Inc	331,943
83,907	*	Brigham Exploration Co	2,813,401
26,085	*	Bristow Group, Inc	1,210,344
67,854	*	Cal Dive International, Inc	533,332
27,649	*	Callon Petroleum Co	189,396
13,860		CARBO Ceramics, Inc	2,230,629
25,063	*	Carrizo Oil & Gas, Inc	998,510
41,751	*	Cheniere Energy, Inc	379,099
4,281	*	Clayton Williams Energy, Inc	387,730
33,383	*	Clean Energy Fuels Corp	568,846
22,943	*	Cloud Peak Energy, Inc	477,673
55,745	*	Complete Production Services, Inc	1,891,985
8,643	*	Contango Oil & Gas Co	535,175

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,081		Crosstex Energy, Inc	$306,805
21,710	*	CVR Energy, Inc	482,613
5,780	*	Dawson Geophysical Co	257,788
8,793		Delek US Holdings, Inc	118,090
147,666	*	Delta Petroleum Corp	123,611
35,723		DHT Maritime, Inc	154,681
24,683	*	Dril-Quip, Inc	1,889,730
21,912	*	Endeavour International Corp	317,724
20,941	*	Energy Partners Ltd	381,336
53,161	*	Energy XXI Bermuda Ltd	1,927,085
10,374	*	Evolution Petroleum Corp	82,266
31,083	*	FX Energy, Inc	255,191
39,532	*	Gastar Exploration Ltd	177,894
57,513		General Maritime Corp	123,078
11,843	*	Georesources, Inc	343,684
3,500	*	Gevo, Inc	67,725
5,385	*	Global Geophysical Services, Inc	102,261
74,414	*	Global Industries Ltd	733,722
37,827	*	GMX Resources, Inc	222,423
26,487		Golar LNG Ltd	862,417
17,609	*	Goodrich Petroleum Corp	395,674
13,046	*	Green Plains Renewable Energy, Inc	163,336
10,269		Gulf Island Fabrication, Inc	362,906
16,915	*	Gulfmark Offshore, Inc	720,072
19,790	*	Gulfport Energy Corp	673,652
2,622		Hallador Petroleum Co	29,419
24,250	*	Harvest Natural Resources, Inc	335,135
76,048	*	Helix Energy Solutions Group, Inc	1,439,589
83,661	*	Hercules Offshore, Inc	524,973
16,361	*	Hornbeck Offshore Services, Inc	478,232
13,141		Houston American Energy Corp	241,663
95,352	*	International Coal Group, Inc	1,051,733
90,529	*	ION Geophysical Corp	1,144,287
797	*	Isramco, Inc	53,240
25,429	*	James River Coal Co	593,004
91,147	*	Key Energy Services, Inc	1,658,875
17,750		Knightsbridge Tankers Ltd	397,423
128,967	*	Kodiak Oil & Gas Corp	905,348
13,336	*	L&L Energy, Inc	92,685
21,734		Lufkin Industries, Inc	2,006,700
43,373	*	Magnum Hunter Resources Corp	353,924
18,931	*	Matrix Service Co	273,742
69,594	*	McMoRan Exploration Co	1,274,266
15,569	*	Miller Petroleum, Inc	89,833
8,839	*	Natural Gas Services Group, Inc	159,367
64,376	*	Newpark Resources, Inc	581,315
34,073		Nordic American Tanker Shipping	782,998
39,171	*	Northern Oil And Gas, Inc	930,703
35,116	*	Oasis Petroleum, Inc	1,079,115
18,365		Overseas Shipholding Group, Inc	511,649
2,974	*	OYO Geospace Corp	277,415
30,885	*	Pacific Asia Petroleum, Inc	49,107

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,239		Panhandle Oil and Gas, Inc (Class A)	$158,532
83,776	*	Parker Drilling Co	597,323
55,909	*	Patriot Coal Corp	1,407,789
32,420		Penn Virginia Corp	501,213
16,984	*	Petroleum Development Corp	676,303
39,844	*	Petroquest Energy, Inc	349,033
9,481	*	PHI, Inc	212,185
39,019	*	Pioneer Drilling Co	604,795
39,021	*	RAM Energy Resources, Inc	80,383
157,444	*	Rentech, Inc	174,763
27,699	*	Resolute Energy Corp	489,995
23,128	*	Rex Energy Corp	296,732
5,670	*	Rex Stores Corp	97,978
3,590	*	RigNet, Inc	69,646
38,369	*	Rosetta Resources, Inc	1,762,288
30,399		RPC, Inc	822,293
12,253	*	Scorpio Tankers, Inc	144,218
32,576		Ship Finance International Ltd	651,194
31,221	*	Stone Energy Corp	1,103,975
30,497	*	Swift Energy Co	1,195,177
53,736	*	Syntroleum Corp	110,159
11,790		Targa Resources Investments, Inc	412,886
27,717		Teekay Tankers Ltd (Class A)	260,540
21,997	*	Tesco Corp	413,764
54,861	*	Tetra Technologies, Inc	810,297
105,325	*	TransAtlantic Petroleum Ltd	277,005
9,933	*	Union Drilling, Inc	134,691
43,803	*	Uranium Energy Corp	152,434
82,422	*	USEC, Inc	377,493
36,137		Vaalco Energy, Inc	251,875
108,642	*	Vantage Drilling Co	193,383
15,952	*	Venoco, Inc	296,548
25,496		W&T Offshore, Inc	683,548
50,250	*	Warren Resources, Inc	227,633
37,435	*	Western Refining, Inc	634,898
34,503	*	Willbros Group, Inc	370,907
49,934		World Fuel Services Corp	1,976,387

		TOTAL ENERGY	65,972,896

FOOD & STAPLES RETAILING - 0.8%
13,464		Andersons, Inc	668,488
830		Arden Group, Inc (Class A)	68,716
26,876		Casey’s General Stores, Inc	1,048,970
11,076	*	Fresh Market, Inc	463,198
8,838		Ingles Markets, Inc (Class A)	168,010
9,156		Nash Finch Co	340,786
16,430	*	Pantry, Inc	254,336
11,522		Pricesmart, Inc	479,776
403,158	*	Rite Aid Corp	447,505
31,926		Ruddick Corp	1,325,568
16,234		Spartan Stores, Inc	253,413
5,170	*	Susser Holdings Corp	71,294

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,866	*	United Natural Foods, Inc	$1,488,431
4,611		Village Super Market (Class A)	124,681
7,821		Weis Markets, Inc	322,773
39,855	*	Winn-Dixie Stores, Inc	282,572

		TOTAL FOOD & STAPLES RETAILING	7,808,517

FOOD, BEVERAGE & TOBACCO - 1.6%
2,515		Alico, Inc	64,862
63,464	*	Alliance One International, Inc	253,221
34,735		B&G Foods, Inc (Class A)	628,009
6,007	*	Boston Beer Co, Inc (Class A)	566,220
1,246		Bridgford Foods Corp	12,759
8,039		Calavo Growers, Inc	168,819
10,067		Cal-Maine Foods, Inc	290,836
32,396	*	Chiquita Brands International, Inc	515,744
3,069		Coca-Cola Bottling Co Consolidated	216,211
77,680	*	Darling International, Inc	1,256,086
15,849		Diamond Foods, Inc	1,039,694
25,673	*	Dole Food Co, Inc	354,544
4,703		Farmer Bros Co	56,577
28,828		Fresh Del Monte Produce, Inc	781,527
1,656		Griffin Land & Nurseries, Inc (Class A)	44,348
30,631	*	Hain Celestial Group, Inc	1,041,760
6,711	*	Harbinger Group, Inc	40,736
63,942	*	Heckmann Corp	402,835
9,265		Imperial Sugar Co	126,745
10,340		J&J Snack Foods Corp	525,479
5,718	*	John B. Sanfilippo & Son, Inc	62,898
14,050		Lancaster Colony Corp	858,596
18,830		Lance, Inc	371,893
3,394	*	Lifeway Foods, Inc	32,548
5,984		Limoneira Co	131,708
7,624		Mgp Ingredients, Inc	66,558
8,520		National Beverage Corp	118,598
35,149	*	Pilgrim’s Pride Corp	206,676
7,383	*	Primo Water	111,040
16,463		Sanderson Farms, Inc	783,639
6,234	*	Seneca Foods Corp	174,303
45,754	*	Smart Balance, Inc	218,704
71,133	*	Star Scientific, Inc	285,243
13,291	*	Synutra International, Inc	138,226
17,700		Tootsie Roll Industries, Inc	524,628
25,266	*	TreeHouse Foods, Inc	1,532,887
17,560		Universal Corp	761,754
31,543		Vector Group Ltd	579,129

		TOTAL FOOD, BEVERAGE & TOBACCO	15,346,040

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
16,072	*	Abaxis, Inc	466,892
22,453	*	Abiomed, Inc	390,233
8,627	*	Accretive Health, Inc	243,626
39,855	*	Accuray, Inc	354,311

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,782	*	Air Methods Corp	$526,219
42,947	*	Align Technology, Inc	1,036,741
4,523	*	Alimera Sciences, Inc	40,255
20,037	*	Alliance Imaging, Inc	88,564
34,164	*	Allied Healthcare International, Inc	89,168
5,947	*	Almost Family, Inc	206,182
38,845	*	Alphatec Holdings, Inc	123,527
20,754	*	Amedisys, Inc	691,523
6,501		America Service Group, Inc	167,726
11,662	*	American Dental Partners, Inc	153,822
54,775	*	American Medical Systems Holdings, Inc	1,615,863
37,572	*	Amerigroup Corp	2,566,169
28,421	*	AMN Healthcare Services, Inc	245,273
22,470	*	Amsurg Corp	603,544
8,929		Analogic Corp	514,935
17,853	*	Angiodynamics, Inc	291,004
53,640	*	Antares Pharma, Inc	99,770
19,593	*	Arthrocare Corp	692,221
7,140	*	Assisted Living Concepts, Inc (A Shares)	257,468
24,051	*	athenahealth, Inc	1,111,878
1,125		Atrion Corp	194,794
17,124	*	Bio-Reference Labs, Inc	431,696
28,522	*	BioScrip, Inc	131,486
8,922		Cantel Medical Corp	231,347
19,324	*	Capital Senior Living Corp	179,133
16,812	*	CardioNet, Inc	76,663
30,606	*	Catalyst Health Solutions, Inc	1,822,893
35,653	*	Centene Corp	1,291,708
36,250	*	Cerus Corp	107,300
15,173		Chemed Corp	1,056,496
9,655	*	Chindex International, Inc	165,969
7,087		Computer Programs & Systems, Inc	416,645
22,550	*	Conceptus, Inc	347,947
21,186	*	Conmed Corp	594,903
19,781	*	Continucare Corp	106,026
5,042	*	Corvel Corp	261,176
20,869	*	Cross Country Healthcare, Inc	154,848
20,912	*	CryoLife, Inc	122,126
10,663	*	Cutera, Inc	94,261
20,149	*	Cyberonics, Inc	716,700
7,592	*	Cynosure, Inc (Class A)	111,830
31,816	*	Delcath Systems, Inc	224,939
44,614	*	DexCom, Inc	742,823
3,741	*	DynaVox, Inc	21,885
18,910	*	Electro-Optical Sciences, Inc	70,156
16,309	*	Emeritus Corp	399,734
33,765	*	Endologix, Inc	268,432
10,377		Ensign Group, Inc	287,028
3,840	*	ePocrates, Inc	89,856
5,762	*	Exactech, Inc	103,197
8,630	*	EXamWorks, Inc	191,586
23,008	*	Five Star Quality Care, Inc	192,807

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,733	*	Gentiva Health Services, Inc	$608,524
16,891	*	Greatbatch, Inc	457,239
18,256	*	Haemonetics Corp	1,281,571
18,167	*	Hanger Orthopedic Group, Inc	493,597
30,656	*	Hansen Medical, Inc	110,362
68,006	*	Healthsouth Corp	1,742,994
48,756	*	Healthspring, Inc	2,022,886
24,785	*	Healthways, Inc	419,362
6,790	*	HeartWare International, Inc	506,602
19,720	*	HMS Holdings Corp	1,552,161
8,483	*	ICU Medical, Inc	382,668
50,783	*	Immucor, Inc	1,108,593
31,660	*	Insulet Corp	680,373
15,255	*	Integra LifeSciences Holdings Corp	797,989
21,060		Invacare Corp	692,874
11,826	*	IPC The Hospitalist Co, Inc	613,296
11,665	*	IRIS International, Inc	109,651
5,334	*	Kensey Nash Corp	131,910
28,691	*	Kindred Healthcare, Inc	723,587
6,823		Landauer, Inc	410,540
14,349	*	LCA-Vision, Inc	96,712
11,358	*	LHC Group, Inc	336,424
23,741	*	Magellan Health Services, Inc	1,235,007
22,234	*	MAKO Surgical Corp	610,768
37,716		Masimo Corp	1,312,140
31,217	*	MedAssets, Inc	500,096
15,015	*	Medcath Corp	202,853
11,137	*	Medical Action Industries, Inc	96,892
13,479	*	Medidata Solutions, Inc	346,006
35,907	*	Merge Healthcare, Inc	177,022
29,430		Meridian Bioscience, Inc	727,215
20,200	*	Merit Medical Systems, Inc	471,064
29,864	*	Metropolitan Health Networks, Inc	126,026
10,681	*	Molina Healthcare, Inc	459,283
8,920	*	MWI Veterinary Supply, Inc	741,876
6,423		National Healthcare Corp	298,413
1,191		National Research Corp	42,412
21,203	*	Natus Medical, Inc	359,815
16,377	*	Neogen Corp	686,196
28,333	*	NuVasive, Inc	875,206
19,783	*	NxStage Medical, Inc	487,453
23,486	*	Omnicell, Inc	361,215
33,621	*	OraSure Technologies, Inc	296,201
12,571	*	Orthofix International NV	428,294
50,980	*	Orthovita, Inc	122,862
45,128		Owens & Minor, Inc	1,554,660
12,853	*	Palomar Medical Technologies, Inc	205,777
7,082	*	PDI, Inc	61,401
20,848	*	PharMerica Corp	274,360
9,535	*	Providence Service Corp	140,546
41,543	*	PSS World Medical, Inc	1,194,777
13,694		Quality Systems, Inc	1,228,626

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,070	*	Quidel Corp	$239,789
18,062	*	RehabCare Group, Inc	678,589
8,222	*	Rochester Medical Corp	94,964
41,044	*	RTI Biologics, Inc	119,028
13,917	*	Rural	237,007
36,310	*	Select Medical Holdings Corp	323,885
24,289	*	Sirona Dental Systems, Inc	1,386,173
14,451	*	Skilled Healthcare Group, Inc (Class A)	175,146
44,673	*	Solta Medical, Inc	162,163
9,723	*	SonoSite, Inc	337,388
25,030	*	Spectranetics Corp	142,421
24,194	*	Staar Surgical Co	134,277
23,502	*	Stereotaxis, Inc	91,423
43,022		STERIS Corp	1,550,513
17,848	*	Sun Healthcare Group, Inc	210,428
40,715	*	Sunrise Senior Living, Inc	422,622
13,098	*	SurModics, Inc	201,185
24,448	*	Symmetry Medical, Inc	243,258
25,688	*	Syneron Medical Ltd	322,384
8,394	*	Synovis Life Technologies, Inc	171,154
11,311	*	Team Health Holdings, Inc	224,863
35,949	*	TomoTherapy, Inc	164,646
6,411	*	Transcend Services, Inc	154,697
14,743	*	Triple-S Management Corp (Class B)	308,718
33,654	*	Unilife Corp	187,453
23,351		Universal American Financial Corp	539,408
7,382		US Physical Therapy, Inc	179,752
12,468	*	Vascular Solutions, Inc	159,341
10,757	*	Vital Images, Inc	200,510
36,529	*	Volcano Corp	973,863
30,804	*	WellCare Health Plans, Inc	1,349,523
24,168		West Pharmaceutical Services, Inc	1,141,696
27,999	*	Wright Medical Group, Inc	462,823
3,917		Young Innovations, Inc	121,505
15,546	*	Zoll Medical Corp	881,147

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	68,983,423

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
38,586	*	Central Garden and Pet Co (Class A)	386,632
17,567	*	Elizabeth Arden, Inc	528,063
14,159		Female Health Co	66,972
10,485		Inter Parfums, Inc	199,530
9,779	*	Medifast, Inc	193,135
5,273	*	Nature’s Sunshine Products, Inc	47,035
35,778		Nu Skin Enterprises, Inc (Class A)	1,148,115
5,667	*	Nutraceutical International Corp	89,879
4,035		Oil-Dri Corp of America	89,133
29,890	*	Prestige Brands Holdings, Inc	345,230
7,439	*	Revlon, Inc (Class A)	128,100
9,086		Schiff Nutrition International, Inc	90,406
13,388	*	Spectrum Brands, Inc	435,110
4,442	*	USANA Health Sciences, Inc	165,687
11,934		WD-40 Co	495,261

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,408,288

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.3%
42,516		American Equity Investment Life Holding Co	$546,756
7,467	*	American Safety Insurance Holdings Ltd	152,028
13,396	*	Amerisafe, Inc	299,133
16,527		Amtrust Financial Services, Inc	318,971
19,711		Argo Group International Holdings Ltd	619,123
6,017		Baldwin & Lyons, Inc (Class B)	138,933
25,130	*	Citizens, Inc (Class A)	187,219
12,847	*	CNA Surety Corp	340,317
160,170	*	Conseco, Inc	1,290,969
19,423		Crawford & Co (Class B)	90,317
34,568		Delphi Financial Group, Inc (Class A)	1,104,448
7,747		Donegal Group, Inc (Class A)	105,669
16,550	*	eHealth, Inc	225,080
3,273		EMC Insurance Group, Inc	71,384
29,394		Employers Holdings, Inc	592,583
4,817	*	Enstar Group Ltd	540,227
9,751		FBL Financial Group, Inc (Class A)	297,406
75,445		First American Financial Corp	1,176,941
32,266		Flagstone Reinsurance Holdings Ltd	271,357
4,300	*	Fortegra Financial Corp	47,085
6,795	*	Fpic Insurance Group, Inc	250,871
20,548	*	Greenlight Capital Re Ltd (Class A)	578,426
9,136	*	Hallmark Financial Services	78,113
8,291		Harleysville Group, Inc	265,975
29,635	*	Hilltop Holdings, Inc	287,460
28,561		Horace Mann Educators Corp	510,671
8,667		Infinity Property & Casualty Corp	512,220
2,858		Kansas City Life Insurance Co	91,542
36,091		Maiden Holdings Ltd	268,878
60,784		Max Capital Group Ltd	1,336,031
39,286		Meadowbrook Insurance Group, Inc	402,289
44,663		Montpelier Re Holdings Ltd	807,954
31,026	*	National Financial Partners Corp	499,208
4,565		National Interstate Corp	102,667
1,597		National Western Life Insurance Co (Class A)	257,229
8,874	*	Navigators Group, Inc	459,939
84,798	*	Phoenix Cos, Inc	228,107
26,821		Platinum Underwriters Holdings Ltd	1,014,102
14,232		Presidential Life Corp	158,544
17,561		Primerica, Inc	406,010
21,947	*	ProAssurance Corp	1,457,280
13,331		RLI Corp	789,728
9,187		Safety Insurance Group, Inc	430,135
16,385		SeaBright Insurance Holdings, Inc	167,455
38,697		Selective Insurance Group, Inc	682,615
10,009		State Auto Financial Corp	169,953
12,552		Stewart Information Services Corp	127,277
27,094		Tower Group, Inc	619,640

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,075	*	United America Indemnity Ltd	$257,316
16,352		United Fire & Casualty Co	323,770
13,397		Universal Insurance Holdings, Inc	72,478

		TOTAL INSURANCE	22,029,829

MATERIALS - 5.8%
22,285		A. Schulman, Inc	564,256
3,125	*	AEP Industries, Inc	94,781
53,759	*	Allied Nevada Gold Corp	2,314,863
17,335		AMCOL International Corp	645,209
14,577		American Vanguard Corp	130,027
16,407		Arch Chemicals, Inc	634,459
20,486		Balchem Corp	813,089
51,224		Boise, Inc	503,020
14,762	*	Brush Engineered Materials, Inc	616,461
28,481		Buckeye Technologies, Inc	802,025
40,813	*	Calgon Carbon Corp	700,351
12,141	*	Castle (A.M.) & Co	229,222
46,141	*	Century Aluminum Co	921,897
8,337	*	Clearwater Paper Corp	654,288
63,979	*	Coeur d’Alene Mines Corp	2,028,774
7,801		Deltic Timber Corp	528,908
62,415	*	Ferro Corp	936,225
50,417	*	General Moly, Inc	258,135
24,430	*	Georgia Gulf Corp	962,053
33,092		Glatfelter	450,051
44,557		Globe Specialty Metals, Inc	1,002,978
187,123	*	Golden Star Resources Ltd	608,150
12,590	*	Graham Packaging Co, Inc	289,570
82,605	*	Graphic Packaging Holding Co	453,501
35,423		H.B. Fuller Co	773,993
6,233		Hawkins, Inc	293,200
8,791		Haynes International, Inc	475,066
44,926	*	Headwaters, Inc	245,296
202,091	*	Hecla Mining Co	1,901,676
31,364	*	Horsehead Holding Corp	494,610
15,578		Innophos Holdings, Inc	721,885
59,643	*	Jaguar Mining, Inc	333,404
11,055		Kaiser Aluminum Corp	553,966
27,906	*	Kapstone Paper and Packaging Corp	485,006
4,847		KMG Chemicals, Inc	99,800
14,931		Koppers Holdings, Inc	682,795
8,118	*	Kraton Polymers LLC	374,727
20,020	*	Landec Corp	129,730
91,854	*	Louisiana-Pacific Corp	854,242
12,435	*	LSB Industries, Inc	501,752
7,954	*	Metals USA Holdings Corp	135,218
13,659		Minerals Technologies, Inc	928,812
18,215	*	Molycorp, Inc	1,335,160
25,519		Myers Industries, Inc	272,288
11,251		Neenah Paper, Inc	262,486
6,932		NewMarket Corp	1,277,706

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,826		NL Industries, Inc	$68,722
9,697	*	Noranda Aluminium Holding Corp	164,752
57,380		Olin Corp	1,476,961
6,333		Olympic Steel, Inc	186,000
22,352	*	OM Group, Inc	810,036
32,248	*	Omnova Solutions, Inc	274,108
67,243		PolyOne Corp	973,679
7,969		Quaker Chemical Corp	360,039
27,976		Rock-Tenn Co (Class A)	1,932,302
37,387	*	Rockwood Holdings, Inc	2,121,338
21,835	*	RTI International Metals, Inc	697,410
13,343		Schweitzer-Mauduit International, Inc	691,701
27,958	*	Senomyx, Inc	169,985
35,980		Sensient Technologies Corp	1,363,282
35,323		Silgan Holdings, Inc	1,619,913
87,165	*	Solutia, Inc	2,296,798
22,173	*	Spartech Corp	158,315
5,705		Stepan Co	410,589
32,299	*	Stillwater Mining Co	736,740
20,754	*	STR Holdings, Inc	341,818
14,612		Texas Industries, Inc	616,188
5,163	*	Texas Petrochemicals, Inc	203,629
118,364	*	Thompson Creek Metals Co, Inc	1,459,428
1,796	*	United States Lime & Minerals, Inc	74,283
5,025	*	Universal Stainless & Alloy	182,156
20,229	*	US Energy Corp Wyoming	115,710
71,540	*	US Gold Corp	672,476
10,706	*	Verso Paper Corp	50,425
35,168		Wausau Paper Corp	237,384
14,289		Westlake Chemical Corp	938,073
41,003		Worthington Industries, Inc	884,435
52,464	*	WR Grace & Co	2,379,767
15,740		Zep, Inc	299,060
20,714	*	Zoltek Cos, Inc	266,175

		TOTAL MATERIALS	55,508,788

MEDIA - 1.1%
13,542	*	AH Belo Corp (Class A)	112,669
19,294		Arbitron, Inc	746,292
10,399	*	Ascent Media Corp (Series A)	499,464
9,864	*	Ballantyne Strong, Inc	66,582
2,354	*	Beasley Broadcasting Group, Inc	15,866
64,334	*	Belo (A.H.) Corp (Class A)	543,622
7,404	*	Carmike Cinemas, Inc	53,753
41,297		Cinemark Holdings, Inc	839,569
41,197	*	CKX, Inc	188,270
19,477	*	Crown Media Holdings, Inc (Class A)	42,655
15,074	*	Cumulus Media, Inc (Class A)	70,094
36,031	*	Dex One Corp	151,330
17,313	*	Entercom Communications Corp (Class A)	182,998
37,564	*	Entravision Communications Corp (Class A)	88,651
21,975	*	EW Scripps Co (Class A)	208,763

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,543	*	Fisher Communications, Inc	$137,426
12,096	*	Global Sources Ltd	148,055
38,692	*	Gray Television, Inc	107,951
28,001		Harte-Hanks, Inc	260,129
30,607	*	Journal Communications, Inc (Class A)	166,808
21,831	*	Knology, Inc	332,923
30,833	*	Lee Enterprises, Inc	44,091
22,019	*	Lin TV Corp (Class A)	117,802
48,733	*	Lions Gate Entertainment Corp	308,967
102,408	*	Live Nation, Inc	1,135,706
16,369	*	Lodgenet Entertainment Corp	57,455
20,668	*	Martha Stewart Living Omnimedia, Inc (Class A)	77,092
40,647	*	McClatchy Co (Class A)	116,250
13,193	*	Media General, Inc (Class A)	71,110
38,450		National CineMedia, Inc	670,568
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	62,041
9,442		Outdoor Channel Holdings, Inc	67,510
8,736		Primedia, Inc	42,806
22,850	*	Radio One, Inc	66,494
3,344	*	ReachLocal, Inc	77,715
6,763	*	Rentrak Corp	155,143
18,694		Scholastic Corp	491,278
32,701		Sinclair Broadcast Group, Inc (Class A)	375,734
9,510	*	SuperMedia, Inc	48,881
36,286	*	Valassis Communications, Inc	1,046,126
883		Value Line, Inc	12,353
30,122	*	Warner Music Group Corp	225,011
3,641	*	Westwood One, Inc	25,378
16,768		World Wrestling Entertainment, Inc (Class A)	176,232

		TOTAL MEDIA	10,435,613

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
28,027	*	Acorda Therapeutics, Inc	785,877
5,638	*	Acura Pharmaceuticals, Inc	26,442
3,990	*	Aegerion Pharmaceuticals, Inc	78,723
14,319	*	Affymax, Inc	93,646
53,365	*	Affymetrix, Inc	288,171
39,596	*	Akorn, Inc	262,126
18,254	*	Albany Molecular Research, Inc	89,262
34,865	*	Alexza Pharmaceuticals, Inc	56,133
68,690	*	Alkermes, Inc	990,510
57,122	*	Allos Therapeutics, Inc	166,225
24,792	*	Alnylam Pharmaceuticals, Inc	254,366
15,776	*	AMAG Pharmaceuticals, Inc	299,744
9,450	*	Anacor Pharmaceuticals, Inc	62,559
4,178	*	Anthera Pharmaceuticals, Inc	30,416
10,865	*	Ardea Biosciences, Inc	308,023
85,107	*	Arena Pharmaceuticals, Inc	119,150
91,927	*	Ariad Pharmaceuticals, Inc	785,976
35,421	*	Arqule, Inc	250,072
40,116	*	Array Biopharma, Inc	123,958
25,094	*	AspenBio Pharma, Inc	17,174

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,198	*	Auxilium Pharmaceuticals, Inc	$735,623
66,424	*	AVANIR Pharmaceuticals, Inc	290,273
7,838	*	AVEO Pharmaceuticals, Inc	121,959
80,875	*	AVI BioPharma, Inc	145,575
22,239	*	BioCryst Pharmaceuticals, Inc	86,399
4,190	*	Biodel, Inc	9,260
12,764	*	BioMimetic Therapeutics, Inc	171,931
55,879	*	Biosante Pharmaceuticals, Inc	130,198
3,160	*	Biospecifics Technologies Corp	76,630
18,067	*	Biotime, Inc	128,456
52,727	*	Bruker BioSciences Corp	1,040,831
22,096	*	Cadence Pharmaceuticals, Inc	187,374
32,714	*	Caliper Life Sciences, Inc	218,857
21,887	*	Cambrex Corp	115,126
6,822	*	Caraco Pharmaceutical Laboratories Ltd	35,679
57,485	*	Celera Corp	454,706
24,438	*	Celldex Therapeutics, Inc	104,106
43,172	*	Cepheid, Inc	1,394,887
34,308	*	Chelsea Therapeutics International, Inc	161,591
16,822	*	China Aoxing Pharmaceutical Co, Inc	32,803
8,259	*	Codexis, Inc	86,637
45,700	*	Combinatorx, Inc	139,842
5,428	*	Complete Genomics, Inc	89,453
22,163	*	Corcept Therapeutics, Inc	97,517
4,827	*	Cornerstone Therapeutics, Inc	33,741
42,438	*	Cubist Pharmaceuticals, Inc	1,436,526
8,278	*	Cumberland Pharmaceuticals, Inc	41,721
55,560	*	Curis, Inc	230,852
35,890	*	Cytokinetics, Inc	53,476
33,786	*	Cytori Therapeutics, Inc	253,733
85,588	*	Cytrx	77,175
37,973	*	Depomed, Inc	335,302
12,791	*	Dionex Corp	1,513,816
60,769	*	Durect Corp	226,668
72,586	*	Dyax Corp	145,172
68,076	*	Dynavax Technologies Corp	189,251
14,846	*	Emergent Biosolutions, Inc	344,576
10,280	*	Endocyte, Inc	124,902
24,960	*	Enzo Biochem, Inc	99,590
35,301	*	Enzon Pharmaceuticals, Inc	405,255
34,639	*	eResearch Technology, Inc	220,304
32,791	*	Exact Sciences Corp	262,656
90,849	*	Exelixis, Inc	1,113,809
4,580	*	Fluidigm Corp	75,799
6,691	*	Furiex Pharmaceuticals Inc	99,228
9,971	*	Genomic Health, Inc	272,208
87,361	*	Geron Corp	419,333
57,278	*	Halozyme Therapeutics, Inc	379,753
6,901	*	Hi-Tech Pharmacal Co, Inc	190,882
24,849	*	Idenix Pharmaceuticals, Inc	126,233
48,406	*	Immunogen, Inc	646,704
45,555	*	Immunomedics, Inc	192,698

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,499	*	Impax Laboratories, Inc	$1,245,763
63,706	*	Incyte Corp	1,177,287
10,531	*	Infinity Pharmaceuticals, Inc	62,975
37,847	*	Inhibitex, Inc	158,957
63,340	*	Inovio Biomedical Corp	60,268
43,235	*	Inspire Pharmaceuticals, Inc	215,743
34,730	*	InterMune, Inc	1,550,348
13,417	*	Ironwood Pharmaceuticals, Inc	196,157
68,181	*	Isis Pharmaceuticals, Inc	639,538
10,828	*	Jazz Pharmaceuticals, Inc	345,521
11,214	*	Kendle International, Inc	112,701
35,531	*	Keryx Biopharmaceuticals, Inc	187,959
8,340	*	Lannett Co, Inc	48,122
142,218	*	Lexicon Pharmaceuticals, Inc	238,926
14,812	*	Ligand Pharmaceuticals, Inc (Class B)	164,561
27,070	*	Luminex Corp	524,887
48,403	*	MannKind Corp	211,037
11,427	*	MAP Pharmaceuticals, Inc	176,204
24,110		Maxygen, Inc	124,408
38,614	*	Medicines Co	606,240
43,820		Medicis Pharmaceutical Corp (Class A)	1,553,857
24,246	*	Medivation, Inc	598,876
19,574	*	Metabolix, Inc	158,158
64,836	*	Micromet, Inc	438,291
32,149	*	Momenta Pharmaceuticals, Inc	606,652
31,729	*	Nabi Biopharmaceuticals	183,394
11,869	*	Nanosphere, Inc	35,251
82,635	*	Nektar Therapeutics	857,751
21,715	*	Neostem, Inc	42,996
33,853	*	Neuralstem, Inc	60,597
35,117	*	Neurocrine Biosciences, Inc	270,050
7,506	*	NeurogesX, Inc	25,445
4,753	*	Novacea, Inc	47,768
63,109	*	Novavax, Inc	161,875
57,833	*	NPS Pharmaceuticals, Inc	599,728
2,257	*	Nupathe, Inc	19,410
13,970	*	Nymox Pharmaceutical Corp	106,032
11,888	*	Obagi Medical Products, Inc	152,523
13,878	*	Omeros Corp	74,109
45,121	*	Onyx Pharmaceuticals, Inc	1,695,197
64,198	*	Opko Health, Inc	255,508
29,088	*	Optimer Pharmaceuticals, Inc	367,381
22,232	*	Orexigen Therapeutics, Inc	69,586
13,014	*	Osiris Therapeutics, Inc	92,269
11,164	*	Pacific Biosciences of California, Inc	136,647
26,155		Pain Therapeutics, Inc	248,734
25,479	*	Par Pharmaceutical Cos, Inc	877,497
42,412	*	Parexel International Corp	1,177,357
98,634		PDL BioPharma, Inc	633,230
46,193	*	Peregrine Pharmaceuticals, Inc	114,559
31,226	*	Pharmacyclics, Inc	207,028
23,223	*	Pharmasset, Inc	2,356,439

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,998	*	Pozen, Inc	$124,788
21,151	*	Progenics Pharmaceuticals, Inc	156,729
28,740	*	Pure Bioscience	37,649
39,955	*	Questcor Pharmaceuticals, Inc	819,078
37,586	*	Rigel Pharmaceuticals, Inc	342,408
41,414	*	Salix Pharmaceuticals Ltd	1,627,156
32,486	*	Sangamo Biosciences, Inc	233,249
38,670	*	Santarus, Inc	120,264
49,085	*	Savient Pharmaceuticals, Inc	569,877
27,522	*	Sciclone Pharmaceuticals, Inc	121,372
66,417	*	Seattle Genetics, Inc	1,103,186
68,148	*	Sequenom, Inc	480,443
25,056	*	SIGA Technologies, Inc	344,019
25,962	*	Somaxon Pharmaceuticals, Inc	70,097
35,709	*	Spectrum Pharmaceuticals, Inc	321,381
95,871	*	StemCells, Inc	80,628
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	36,485
43,435	*	SuperGen, Inc	117,709
16,832	*	Synta Pharmaceuticals Corp	102,170
17,408	*	Targacept, Inc	420,925
47,383	*	Theravance, Inc	1,314,878
20,208	*	Vanda Pharmaceuticals, Inc	162,674
54,365	*	Vical, Inc	204,412
56,387	*	Viropharma, Inc	1,087,705
58,589	*	Vivus, Inc	455,822
22,113	*	Xenoport, Inc	180,884
43,304	*	ZIOPHARM Oncology, Inc	327,378
4,470	*	Zogenix, Inc	22,216

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	53,913,008

REAL ESTATE - 7.9%
29,188		Acadia Realty Trust	608,570
6,054		Agree Realty Corp	141,603
1,431		Alexander’s, Inc	628,624
23,070		American Assets Trust,Inc	509,386
47,431		American Campus Communities, Inc	1,667,200
89,484		American Capital Agency Corp	2,604,879
86,329		Anworth Mortgage Asset Corp	619,842
12,769		Apollo Commercial Real Estate Finance, Inc	208,645
33,057		Ashford Hospitality Trust, Inc	412,221
30,425		Associated Estates Realty Corp	506,272
6,572	*	Avatar Holdings, Inc	118,296
94,564		BioMed Realty Trust, Inc	1,876,150
21,941		Campus Crest Communities, Inc	259,343
48,864		Capital Lease Funding, Inc	273,638
50,951		Capstead Mortgage Corp	674,591
100,326		CBL & Associates Properties, Inc	1,863,054
37,939		Cedar Shopping Centers, Inc	223,840
8,942		Chatham Lodging Trust	144,413
18,130		Chesapeake Lodging Trust	325,977
29,878		Cogdell Spencer, Inc	180,762
56,424		Colonial Properties Trust	1,193,932

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,674		Colony Financial, Inc	$442,230
4,020		Consolidated-Tomoka Land Co	124,339
13,357		Coresite Realty	210,907
67,248		Cousins Properties, Inc	605,232
36,611		CreXus Investment Corp	426,884
50,405		Cypress Sharpridge Investments, Inc	622,502
180,992		DCT Industrial Trust, Inc	1,051,564
118,938		DiamondRock Hospitality Co	1,432,014
29,763		DuPont Fabros Technology, Inc	728,003
25,666		Dynex Capital, Inc	253,580
19,565		EastGroup Properties, Inc	901,164
52,101		Education Realty Trust, Inc	443,380
33,761		Entertainment Properties Trust	1,607,361
18,579		Equity Lifestyle Properties, Inc	1,111,396
29,298		Equity One, Inc	580,686
11,201		Excel Trust, Inc	133,292
63,301		Extra Space Storage, Inc	1,370,467
89,579	*	FelCor Lodging Trust, Inc	569,722
55,982	*	First Industrial Realty Trust, Inc	700,895
36,314		First Potomac Realty Trust	589,376
26,486	*	Forestar Real Estate Group, Inc	520,979
50,259		Franklin Street Properties Corp	710,662
17,063		Getty Realty Corp	433,571
6,418		Gladstone Commercial Corp	117,064
72,576		Glimcher Realty Trust	693,101
19,726		Government Properties Income Trust	540,887
52,104		Hatteras Financial Corp	1,480,275
49,224		Healthcare Realty Trust, Inc	1,124,276
97,672		Hersha Hospitality Trust	580,172
52,037		Highwoods Properties, Inc	1,920,165
27,263		Home Properties, Inc	1,728,474
11,338		Hudson Pacific Properties	169,843
55,163		Inland Real Estate Corp	538,943
51,482		Invesco Mortgage Capital, Inc	1,170,701
54,528		Investors Real Estate Trust	513,108
67,818	*	iStar Financial, Inc	652,409
15,362	*	Kennedy-Wilson Holdings, Inc	175,895
42,060		Kilroy Realty Corp	1,763,996
37,615		Kite Realty Group Trust	195,598
54,385		LaSalle Hotel Properties	1,530,394
75,696		Lexington Corporate Properties Trust	755,446
21,826		LTC Properties, Inc	642,121
33,379	*	Maguire Properties, Inc	111,152
80,817		Medical Properties Trust, Inc	997,282
248,647		MFA Mortgage Investments, Inc	1,984,203
25,643		Mid-America Apartment Communities, Inc	1,714,235
14,162		Mission West Properties, Inc	108,764
19,446		Monmouth Real Estate Investment Corp (Class A)	162,569
17,269		National Health Investors, Inc	839,791
60,540		National Retail Properties, Inc	1,594,624
55,430	*	Newcastle Investment Corp	349,763
54,300		NorthStar Realty Finance Corp	274,215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,042		NRDC Acquisition Corp	$339,174
71,569		Omega Healthcare Investors, Inc	1,643,224
7,765		One Liberty Properties, Inc	120,435
15,194		Parkway Properties, Inc	272,428
33,981		Pebblebrook Hotel Trust	728,892
40,519		Pennsylvania Real Estate Investment Trust	639,795
19,020		Pennymac Mortgage Investment Trust	348,446
35,291		Post Properties, Inc	1,432,815
28,422		Potlatch Corp	1,099,647
13,036		PS Business Parks, Inc	785,549
77,102		RAIT Investment Trust	188,129
27,125		Ramco-Gershenson Properties	349,641
56,620		Redwood Trust, Inc	896,295
44,425		Resource Capital Corp	287,874
18,176		Sabra Healthcare REIT, Inc	305,720
4,603		Saul Centers, Inc	201,565
20,042		Sovran Self Storage, Inc	857,397
51,478		Starwood Property Trust, Inc	1,173,184
102,077	*	Strategic Hotels & Resorts, Inc	696,165
13,916		Sun Communities, Inc	535,488
85,491	*	Sunstone Hotel Investors, Inc	894,236
57,920		Tanger Factory Outlet Centers, Inc	1,600,330
9,458	*	Tejon Ranch Co	337,083
5,970		Terreno Realty Corp	101,251
25,449	*	Thomas Properties Group, Inc	91,362
49,717		Two Harbors Investment Corp	520,040
7,771		UMH Properties, Inc	80,352
8,086		Universal Health Realty Income Trust	348,587
16,475		Urstadt Biddle Properties, Inc (Class A)	324,228
67,699		U-Store-It Trust	769,061
18,320		Walter Investment Management Corp	326,462
46,617		Washington Real Estate Investment Trust	1,510,391
16,122		Winthrop Realty Trust	195,560

		TOTAL REAL ESTATE	75,041,716

RETAILING - 3.6%
14,257	*	1-800-FLOWERS.COM, Inc (Class A)	47,761
32,198	*	99 Cents Only Stores	649,112
6,793	*	America’s Car-Mart, Inc	166,293
39,012	*	Ann Taylor Stores Corp	1,217,565
21,063	*	Asbury Automotive Group, Inc	364,390
13,181	*	Audiovox Corp (Class A)	97,276
28,044		Barnes & Noble, Inc	308,204
22,741		Bebe Stores, Inc	152,820
16,738		Big 5 Sporting Goods Corp	200,019
9,161	*	Blue Nile, Inc	522,177
3,938	*	Body Central Corp	95,221
8,305		Bon-Ton Stores, Inc/the	115,273
4,668		Books-A-Million, Inc	21,566
31,690		Brown Shoe Co, Inc	400,879
19,011		Buckle, Inc	864,810
12,730	*	Build-A-Bear Workshop, Inc	78,035

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,217	*	Cabela’s, Inc	$746,202
31,277	*	Casual Male Retail Group, Inc	131,989
20,196		Cato Corp (Class A)	515,200
84,193	*	Charming Shoppes, Inc	381,394
18,830	*	Children’s Place Retail Stores, Inc	1,001,191
26,485		Christopher & Banks Corp	162,883
10,705	*	Citi Trends, Inc	238,293
44,107	*	Coldwater Creek, Inc	134,526
44,177	*	Collective Brands, Inc	927,717
10,777	*	Conn’s, Inc	70,589
7,689	*	Core-Mark Holding Co, Inc	257,658
7,216		Destination Maternity Corp	168,638
26,214		Dillard’s, Inc (Class A)	1,258,797
63,396	*	Drugstore.Com	239,637
10,283	*	DSW, Inc (Class A)	488,237
11,674		Express Parent LLC	252,042
36,817		Finish Line, Inc (Class A)	791,197
28,612		Fred’s, Inc (Class A)	399,424
12,484		Gaiam, Inc (Class A)	74,280
17,414	*	Genesco, Inc	703,177
3,776	*	Gordmans Stores, Inc	70,951
17,774		Group 1 Automotive, Inc	764,993
12,650		Haverty Furniture Cos, Inc	165,715
9,548	*	hhgregg, Inc	118,013
20,935	*	Hibbett Sports, Inc	790,924
32,346		Hot Topic, Inc	217,042
28,199	*	HSN, Inc	935,643
20,002	*	JOS A Bank Clothiers, Inc	1,048,505
11,776	*	Kirkland’s, Inc	177,700
15,869		Lithia Motors, Inc (Class A)	288,657
16,195	*	Lumber Liquidators, Inc	420,260
15,304	*	MarineMax, Inc	146,306
38,129		Men’s Wearhouse, Inc	1,063,418
9,905	*	Midas, Inc	72,009
21,634		Monro Muffler, Inc	657,241
15,853	*	New York & Co, Inc	97,337
19,443		Nutri/System, Inc	292,423
61,798	*	OfficeMax, Inc	615,508
14,660	*	Orbitz Worldwide, Inc	46,912
10,788	*	Overstock.com, Inc	149,953
47,991	*	Pacific Sunwear Of California, Inc	153,091
32,116	*	Penske Auto Group, Inc	721,968
38,147		PEP Boys - Manny Moe & Jack	522,614
16,514		PetMed Express, Inc	249,196
75,796	*	Pier 1 Imports, Inc	923,195
47,785		Rent-A-Center, Inc	1,455,054
16,665	*	Retail Ventures, Inc	342,132
10,463	*	Rue21, Inc	315,146
96,388	*	Saks, Inc	1,152,800
68,499	*	Sally Beauty Holdings, Inc	1,013,100
39,981	*	Select Comfort Corp	634,498
6,366	*	Shoe Carnival, Inc	186,333

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,258	*	Shutterfly, Inc	$1,247,082
28,690		Sonic Automotive, Inc (Class A)	404,529
26,880		Stage Stores, Inc	517,709
18,714		Stein Mart, Inc	203,608
7,481		Systemax, Inc	96,879
51,047	*	Talbots, Inc	274,633
20,333	*	Tuesday Morning Corp	101,665
22,797	*	Ulta Salon Cosmetics & Fragrance, Inc	1,212,572
10,292	*	US Auto Parts Network, Inc	79,866
10,003	*,m	Vitacost.com, Inc	57,017
10,923	*	Vitamin Shoppe, Inc	426,215
10,612	*	West Marine, Inc	115,459
73,407	*	Wet Seal, Inc (Class A)	322,991
1,668		Winmark Corp	69,572
14,963	*	Zumiez, Inc	420,610

		TOTAL RETAILING	35,603,516

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
32,651	*	Advanced Analogic Technologies, Inc	139,093
26,497	*	Advanced Energy Industries, Inc	374,933
3,539	*	Alpha & Omega Semiconductor Lt	50,183
76,135	*	Amkor Technology, Inc	510,105
46,735	*	Anadigics, Inc	182,734
47,374	*	Applied Micro Circuits Corp	496,480
22,818	*	ATMI, Inc	454,306
75,263	*	Axcelis Technologies, Inc	140,742
22,409	*	AXT, Inc	156,639
47,480	*	Brooks Automation, Inc	580,680
17,174	*	Cabot Microelectronics Corp	838,950
33,861	*	Cavium Networks, Inc	1,598,916
15,191	*	Ceva, Inc	464,541
16	*,m	China Energy Savings Technology, Inc	1
50,233	*	Cirrus Logic, Inc	831,858
16,948		Cohu, Inc	244,221
21,863	*	Cymer, Inc	1,051,829
24,583	*	Diodes, Inc	841,230
16,117	*	DSP Group, Inc	130,225
37,351	*	Energy Conversion Devices, Inc	74,702
95,169	*	Entegris, Inc	821,308
47,201	*	Entropic Communications, Inc	413,481
19,125	*	Evergreen Solar, Inc	27,731
25,093	*	Exar Corp	153,318
27,507	*	FEI Co	892,877
35,969	*	Formfactor, Inc	372,999
28,655	*	FSI International, Inc	131,813
14,331	*	GSI Technology, Inc	127,689
39,186	*	GT Solar International, Inc	437,708
19,464	*	Hittite Microwave Corp	1,253,287
27,790	*	Ikanos Communications, Inc	35,015
4,710	*	Inphi Corp	101,642
111,147	*	Integrated Device Technology, Inc	904,181
19,189	*	Integrated Silicon Solution, Inc	185,366

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,632	*	IXYS Corp	$279,644
50,379	*	Kopin Corp	242,323
50,979	*	Kulicke & Soffa Industries, Inc	461,870
84,389	*	Lattice Semiconductor Corp	573,001
35,326	*	LTX-Credence Corp	306,276
38,259	*	Mattson Technology, Inc	88,761
5,207	*	MaxLinear, Inc	48,894
37,138		Micrel, Inc	475,738
60,320	*	Microsemi Corp	1,423,552
23,528	*	Mindspeed Technologies, Inc	212,223
36,369	*	MIPS Technologies, Inc	302,590
36,449		MKS Instruments, Inc	1,034,423
23,067	*	Monolithic Power Systems, Inc	391,678
22,426	*	MoSys, Inc	138,817
12,976	*	Nanometrics, Inc	209,822
45,224	*	Netlogic Microsystems, Inc	1,950,510
3,428	*	NVE Corp	202,115
40,449	*	Omnivision Technologies, Inc	1,359,086
17,707	*	PDF Solutions, Inc	111,908
17,565	*	Pericom Semiconductor Corp	159,666
38,911	*	Photronics, Inc	339,693
28,259	*	PLX Technology, Inc	96,928
17,882		Power Integrations, Inc	721,360
195,235	*	RF Micro Devices, Inc	1,300,265
11,301	*	Rubicon Technology, Inc	322,192
23,446	*	Rudolph Technologies, Inc	265,174
45,077	*	Semtech Corp	1,265,311
22,187	*	Sigma Designs, Inc	283,106
53,550	*	Silicon Image, Inc	445,536
8,763	*	Spansion, Inc	172,631
16,412	*	Standard Microsystems Corp	445,586
7,006	*	Supertex, Inc	151,260
36,382	*	Tessera Technologies, Inc	718,908
49,508	*	Trident Microsystems, Inc	50,003
117,372	*	Triquint Semiconductor, Inc	1,616,212
15,831	*	Ultra Clean Holdings	181,898
17,312	*	Ultratech, Inc	542,039
29,012	*	Veeco Instruments, Inc	1,483,384
18,050	*	Volterra Semiconductor Corp	474,535
37,054	*	Zoran Corp	387,955

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,257,656

SOFTWARE & SERVICES - 8.8%
39,703	*	Accelrys, Inc	300,552
24,702	*	ACI Worldwide, Inc	816,154
33,286	*	Actuate Corp	194,057
49,570	*	Acxiom Corp	721,739
22,902	*	Advent Software, Inc	623,621
16,797		American Software, Inc (Class A)	130,681
13,786	*	Ancestry.com, Inc	630,020
64,645	*	Ariba, Inc	2,247,706
45,151	*	Aspen Technology, Inc	676,813

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,483		Blackbaud, Inc	$898,480
24,728	*	Blackboard, Inc	1,189,664
24,229	*	Bottomline Technologies, Inc	673,082
5,460	*	BroadSoft, Inc	248,157
21,972	*	CACI International, Inc (Class A)	1,342,709
19,314	*	Cardtronics, Inc	410,423
6,219		Cass Information Systems, Inc	248,262
21,748	*	CDC Corp	69,594
44,377	*	Ciber, Inc	253,836
8,325	*,m	Clinical Data, Inc	7,909
31,368	*	Commvault Systems, Inc	1,235,586
11,206	*	Computer Task Group, Inc	166,409
16,506	*	comScore, Inc	492,044
29,249	*	Concur Technologies, Inc	1,692,639
20,685	*	Constant Contact, Inc	573,181
3,008	*	Convio, Inc	36,818
24,641	*	CSG Systems International, Inc	523,375
28,600	*	DealerTrack Holdings, Inc	642,356
13,693	*	Deltek, Inc	102,698
5,610	*	Demand Media, Inc	92,958
13,703	*	DemandTec, Inc	151,692
12,260	*	Dice Holdings, Inc	224,726
28,792	*	Digital River, Inc	936,892
5,011	*	DMRC Corp	135,247
78,040		Earthlink, Inc	641,489
21,980	*	Ebix, Inc	502,243
8,183	*	Echo Global Logistics, Inc	113,826
5,250	*	Envestnet, Inc	69,563
34,933	*	Epicor Software Corp	436,663
23,650		EPIQ Systems, Inc	336,540
2,208	*	ePlus, Inc	61,051
35,496	*	Euronet Worldwide, Inc	665,550
11,096	*	ExlService Holdings, Inc	229,909
3,690	*	Eyeblaster, Inc	51,217
30,210		Fair Isaac Corp	902,675
17,595	*	FalconStor Software, Inc	74,955
10,712		Forrester Research, Inc	423,231
31,775	*	Fortinet, Inc	1,547,442
38,387	*	Global Cash Access, Inc	126,677
48,052	*	GSI Commerce, Inc	1,406,481
10,635	*	Guidance Software, Inc	84,974
22,552	*	Hackett Group, Inc	97,876
26,598		Heartland Payment Systems, Inc	530,896
16,217		iGate Corp	275,040
26,107	*	Infospace, Inc	234,963
13,216	*	Integral Systems, Inc	165,068
9,498	*	Interactive Intelligence, Inc	355,415
37,498	*	Internap Network Services Corp	303,359
32,828	*	j2 Global Communications, Inc	967,113
61,276		Jack Henry & Associates, Inc	2,081,546
31,710	*	JDA Software Group, Inc	1,039,137
16,454	*	Kenexa Corp	484,077

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,271		Keynote Systems, Inc	$197,843
20,293	*	KIT Digital, Inc	233,572
20,411	*	Knot, Inc	208,396
100,601	*	Lawson Software, Inc	1,113,653
33,343	*	Limelight Networks, Inc	212,395
43,965	*	Lionbridge Technologies	148,162
10,128	*	Liquidity Services, Inc	196,990
32,195	*	Liveperson, Inc	430,125
14,716	*	Local.com Corp	71,520
10,325	*	LogMeIn, Inc	444,698
12,384	*	LoopNet, Inc	230,095
47,059	*	Magma Design Automation, Inc	299,295
16,473	*	Manhattan Associates, Inc	595,499
16,144	*	Mantech International Corp (Class A)	708,560
14,413		Marchex, Inc (Class B)	101,756
12,691		MAXIMUS, Inc	1,015,153
80,850	*	Mentor Graphics Corp	1,192,538
6,071	*	MicroStrategy, Inc (Class A)	857,832
32,806		ModusLink Global Solutions, Inc	171,903
60,000	*	MoneyGram International, Inc	237,600
16,280	*	Monotype Imaging Holdings, Inc	221,408
4,085	*	Motricity, Inc	54,576
112,602	*	Move, Inc	269,119
4,805	*	NCI, Inc (Class A)	118,251
22,232	*	Netscout Systems, Inc	568,917
13,321	*	NetSuite, Inc	461,040
40,669		NIC, Inc	522,800
20,500	*	Online Resources Corp	78,310
11,487	*	OpenTable, Inc	1,278,388
62,725	*	Openwave Systems, Inc	131,723
9,579		Opnet Technologies, Inc	375,114
83,239	*	Parametric Technology Corp	2,020,210
11,831		Pegasystems, Inc	439,285
15,440	*	Perficient, Inc	192,846
48,185	*	Progress Software Corp	1,428,685
13,414	*	PROS Holdings, Inc	210,332
4,513	*	QAD, Inc (Class A)	49,282
840	*	QAD, Inc (Class B)	8,761
9,553	*	QLIK Technologies, Inc	306,269
43,529	*	Quest Software, Inc	1,121,307
7,429	*	QuinStreet, Inc	134,316
70,456	*	Rackspace Hosting, Inc	3,254,362
24,228	*	Radiant Systems, Inc	482,622
11,291	*	RealD, Inc	328,342
60,627	*	RealNetworks, Inc	224,320
10,890	*	RealPage, Inc	347,391
10,013		Renaissance Learning, Inc	120,056
15,665	*	RightNow Technologies, Inc	566,760
7,631	*	Rosetta Stone, Inc	107,444
37,692	*	S1 Corp	258,944
21,069	*	Saba Software, Inc	213,850
74,763		Sapient Corp	943,883

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,164	*	SAVVIS, Inc	$1,069,175
21,750	*	Smith Micro Software, Inc	167,910
24,769	*	SolarWinds, Inc	600,153
19,963	*	Sourcefire, Inc	531,415
3,200	*	SPS Commerce, Inc	52,512
31,092	*	SRA International, Inc (Class A)	963,541
9,309	*	SRS Labs, Inc	75,868
9,627	*	SS&C Technologies Holdings, Inc	196,391
7,871		Stamps.com, Inc	106,416
3,164	*	Stream Global Services, Inc	10,315
48,790	*	SuccessFactors, Inc	1,691,548
33,898	*	SupportSoft, Inc	194,236
16,942	*	Synchronoss Technologies, Inc	546,549
9,593		Syntel, Inc	524,545
8,484	*	TA Indigo Holding Corp	269,452
51,028	*	Take-Two Interactive Software, Inc	825,633
28,805	*	Taleo Corp (Class A)	1,044,757
7,397	*	TechTarget, Inc	63,910
33,382	*	TeleCommunication Systems, Inc (Class A)	153,891
5,615	*	TeleNav, Inc	76,252
22,019	*	TeleTech Holdings, Inc	437,518
48,679	*	THQ, Inc	196,663
120,729	*	TIBCO Software, Inc	3,620,662
11,260	*	Tier Technologies, Inc	62,943
83,613	*	TiVo, Inc	800,176
18,604	*	TNS, Inc	305,664
4,009	*	Travelzoo, Inc	328,337
20,733	*	Tyler Technologies, Inc	513,971
19,432	*	Ultimate Software Group, Inc	1,088,192
30,971	*	Unisys Corp	919,219
62,012		United Online, Inc	409,279
58,896	*	Valueclick, Inc	986,508
18,747	*	Vasco Data Security International	231,338
62,088	*	VeriFone Holdings, Inc	3,403,664
25,317		VirnetX Holding Corp	641,786
9,961	*	Virtusa Corp	185,872
12,192	*	Vocus, Inc	361,249
58,010	*	Wave Systems Corp	185,052
29,516	*	Websense, Inc	761,218
28,188	*	Wright Express Corp	1,587,830
39,970	*	Zix Corp	131,901

		TOTAL SOFTWARE & SERVICES	84,729,065

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
34,118	*	Acme Packet, Inc	2,818,488
44,623		Adtran, Inc	1,841,591
14,051	*	Agilysys, Inc	73,346
11,225	*	Anaren, Inc	186,223
20,237		Anixter International, Inc	1,520,607
92,181	*	Arris Group, Inc	1,106,172
56,082	*	Aruba Networks, Inc	2,015,026
21,115	*	Avid Technology, Inc	392,317

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,229		Bel Fuse, Inc (Class B)	$145,520
45,670	*	Benchmark Electronics, Inc	771,823
38,471	*	BigBand Networks, Inc	98,486
13,047		Black Box Corp	455,862
30,149	*	Blue Coat Systems, Inc	868,291
36,009	*	Bookham, Inc	403,841
51,567	*	Brightpoint, Inc	521,858
8,037	*	Calix Networks, Inc	175,689
28,611	*	Checkpoint Systems, Inc	602,548
28,829		Cognex Corp	901,771
18,362	*	Coherent, Inc	1,147,809
20,706		Comtech Telecommunications Corp	585,980
18,848	*	Comverge, Inc	72,753
25,365	*	Cray, Inc	170,453
23,770		CTS Corp	261,232
24,150		Daktronics, Inc	259,130
9,717		DDi Corp	93,380
18,219	*	DG FastChannel, Inc	666,633
18,150	*	Digi International, Inc	214,352
12,696	*	DTS, Inc	559,386
23,076	*	Echelon Corp	219,453
12,092		Electro Rent Corp	190,449
19,988	*	Electro Scientific Industries, Inc	328,803
32,767	*	Electronics for Imaging, Inc	588,495
10,440	*	EMS Technologies, Inc	263,714
62,899	*	Emulex Corp	609,491
66,384	*	Extreme Networks, Inc	207,782
7,119	*	Fabrinet	164,093
11,692	*	FARO Technologies, Inc	504,744
64,356	*	Finisar Corp	1,807,760
17,421	*	Gerber Scientific, Inc	166,545
14,917	*	Globecomm Systems, Inc	213,611
81,125	*	Harmonic, Inc	671,715
43,398	*	Harris Stratex Networks, Inc (Class A)	222,198
13,620	*	Hutchinson Technology, Inc	36,365
33,204	*	Hypercom Corp	397,452
21,477	*	Imation Corp	220,569
21,045	*	Immersion Corp	152,366
63,727	*	Infinera Corp	498,345
33,601	*	Insight Enterprises, Inc	576,593
31,952		InterDigital, Inc	1,479,058
34,260	*	Intermec, Inc	393,305
16,120	*	Intevac, Inc	197,148
18,872	*	IPG Photonics Corp	1,310,848
25,114	*	Ixia	410,363
10,069	*	KVH Industries, Inc	131,904
55,674	*	L-1 Identity Solutions, Inc	653,056
15,927		Littelfuse, Inc	990,819
7,887	*	Loral Space & Communications, Inc	551,301
18,895	*	Maxwell Technologies, Inc	336,898
10,563	*	Measurement Specialties, Inc	367,381
20,809	*	Mercury Computer Systems, Inc	401,822

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,746	*	Meru Networks, Inc	$65,218
26,919		Methode Electronics, Inc	332,719
65,120	*	Microvision, Inc	101,587
11,200		MTS Systems Corp	495,824
7,280	*	Multi-Fineline Electronix, Inc	193,866
6,190	*	NeoPhotonics Corp Ltd	67,100
25,523	*	Netgear, Inc	1,065,585
31,108	*	Network Engines, Inc	55,372
22,844	*	Network Equipment Technologies, Inc	76,984
26,767	*	Newport Corp	501,346
22,837	*	Novatel Wireless, Inc	141,589
13,273	*	Oplink Communications, Inc	262,805
25,480	*	OpNext, Inc	60,133
11,853	*	OSI Systems, Inc	455,037
14,990		Park Electrochemical Corp	479,230
7,451	*	PC Connection, Inc	66,165
13,553	*	PC-Tel, Inc	98,937
35,122		Plantronics, Inc	1,301,973
27,295	*	Plexus Corp	995,995
50,740	*	Power-One, Inc	419,112
122,003	*	Powerwave Technologies, Inc	557,554
19,130	*	Presstek, Inc	34,817
164,722	*	Quantum Corp	523,816
22,202	*	Rackable Systems, Inc	408,073
17,433	*	Radisys Corp	153,585
10,899		Richardson Electronics Ltd	146,919
7,098		Rimage Corp	106,186
97,265	*	Riverbed Technology, Inc	3,417,892
20,541	*	Rofin-Sinar Technologies, Inc	889,631
11,139	*	Rogers Corp	462,491
57,603	*	Sanmina-SCI Corp	675,107
19,510	*	Scansource, Inc	697,873
20,021	*	Seachange International, Inc	214,425
32,459	*	ShoreTel, Inc	339,197
38,205	*	Smart Modular Technologies WWH, Inc	349,194
147,472	*	Sonus Networks, Inc	581,040
8,827	*	Spectrum Control, Inc	175,569
29,529	*	STEC, Inc	617,747
14,881	*	Stratasys, Inc	801,341
17,730	*	Super Micro Computer, Inc	302,474
13,873		Sycamore Networks, Inc	339,889
30,539	*	Symmetricom, Inc	186,288
24,545	*	Synaptics, Inc	697,568
16,312	*	SYNNEX Corp	546,941
30,521		Technitrol, Inc	182,516
49,532	*	Tekelec	413,592
4,068		Tessco Technologies, Inc	47,962
58,020	*	TTM Technologies, Inc	1,109,342
25,534	*	Universal Display Corp	1,402,837
81,341	*	Utstarcom, Inc	209,046
24,088	*	Viasat, Inc	961,593
2,998	*	Viasystems Group, Inc	78,278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,186	*	X-Rite, Inc	$113,843
21,552	*	Xyratex Ltd	220,046
12,155	*	Zygo Corp	181,717

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	59,577,979

TELECOMMUNICATION SERVICES - 0.7%
16,366		AboveNet, Inc	1,092,432
32,142		Alaska Communications Systems Group, Inc	310,813
6,736		Atlantic Tele-Network, Inc	247,413
19,096	*	Cbeyond Communications, Inc	243,665
148,071	*	Cincinnati Bell, Inc	442,732
32,647	*	Cogent Communications Group, Inc	473,708
18,108		Consolidated Communications Holdings, Inc	333,006
36,210	*	FiberTower Corp	48,884
29,234	*	General Communication, Inc (Class A)	336,191
21,021	*	Global Crossing Ltd	491,471
48,388	*	Globalstar, Inc	62,421
6,440	*	Hughes Communications, Inc	385,434
65,433	*	ICO Global Communications Holdings Ltd (Class A)	189,101
10,188		IDT Corp (Class B)	295,350
24,883	*	Iridium Communications, Inc	194,834
23,980	*	Neutral Tandem, Inc	366,654
21,642		NTELOS Holdings Corp	426,996
92,914	*	PAETEC Holding Corp	334,490
43,378	*	Premiere Global Services, Inc	343,120
17,150		Shenandoah Telecom Co	322,763
68	*,b,m	Touch America Holdings, Inc	0
15,822		USA Mobility, Inc	244,450
80,946	*	Vonage Holdings Corp	417,681

		TOTAL TELECOMMUNICATION SERVICES	7,603,609

TRANSPORTATION - 2.2%
38,881	*	Air Transport Services Group, Inc	318,047
98,561	*	Airtran Holdings, Inc	740,193
25,640	*	Alaska Air Group, Inc	1,688,907
10,931		Allegiant Travel Co	490,474
6,213	*	Amerco, Inc	631,986
18,430		Arkansas Best Corp	424,074
18,749	*	Atlas Air Worldwide Holdings, Inc	1,291,993
74,723	*	Avis Budget Group, Inc	1,416,748
12,287		Baltic Trading Ltd	98,419
14,511	*	Celadon Group, Inc	214,327
20,816	*	Dollar Thrifty Automotive Group, Inc	1,434,847
45,282	*	Eagle Bulk Shipping, Inc	155,317
27,689	*	Excel Maritime Carriers Ltd	111,033
21,052		Forward Air Corp	707,768
20,675	*	Genco Shipping & Trading Ltd	173,463
27,742	*	Genesee & Wyoming, Inc (Class A)	1,719,450
37,243	*	Hawaiian Holdings, Inc	217,872
36,736		Heartland Express, Inc	633,696
23,032		Horizon Lines, Inc (Class A)	40,767
27,121	*	Hub Group, Inc (Class A)	1,092,434

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,307		International Shipholding Corp	$103,325
176,907	*	JetBlue Airways Corp	1,001,294
43,157		Knight Transportation, Inc	777,258
11,208		Marten Transport Ltd	250,611
30,359	*	Old Dominion Freight Line	1,136,034
25,845	*	Pacer International, Inc	154,812
2,443	*	PAM Transportation Services, Inc	27,777
5,856	*	Park-Ohio Holdings Corp	124,850
3,033	*	Patriot Transportation Holding, Inc	76,462
12,796	*	Pinnacle Airlines	69,738
7,359	*	Quality Distribution, Inc	87,572
16,773	*	RailAmerica, Inc	285,476
34,748	*	Republic Airways Holdings, Inc	187,465
7,386	*	Roadrunner Transportation Services Holdings, Inc	104,069
11,420	*	Saia, Inc	189,572
40,723		Skywest, Inc	673,151
17,034	*	Ultrapetrol Bahamas Ltd	92,835
4,016	*	Universal Truckload Services, Inc	63,613
114,723	*	US Airways Group, Inc	1,042,832
5,268	*	USA Truck, Inc	65,587
31,335		Werner Enterprises, Inc	820,037

		TOTAL TRANSPORTATION	20,936,185

UTILITIES - 2.9%
22,609		Allete, Inc	915,438
13,039	*	American DG Energy, Inc	27,512
13,482		American States Water Co	470,657
4,373		Artesian Resources Corp	85,448
39,900		Avista Corp	971,565
28,467		Black Hills Corp	989,229
8,462	*	Cadiz, Inc	105,352
14,331		California Water Service Group	540,566
9,298		Central Vermont Public Service Corp	217,666
11,491		CH Energy Group, Inc	616,147
6,891		Chesapeake Utilities Corp	294,866
44,099		Cleco Corp	1,547,876
5,753		Connecticut Water Service, Inc	148,082
10,119		Consolidated Water Co, Inc	99,267
73,120	*	Dynegy, Inc (Class A)	463,581
31,783	*	El Paso Electric Co	984,637
29,161		Empire District Electric Co	654,373
34,334		Idacorp, Inc	1,346,236
16,191		Laclede Group, Inc	621,249
16,782		MGE Energy, Inc	705,012
10,708		Middlesex Water Co	202,167
29,480		New Jersey Resources Corp	1,290,634
32,496		Nicor, Inc	1,801,253
19,346		Northwest Natural Gas Co	894,559
26,258		NorthWestern Corp	854,698
26,111		Otter Tail Corp	610,475
52,758		Piedmont Natural Gas Co, Inc	1,675,067
64,002		PNM Resources, Inc	981,151

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,635		Portland General Electric Co	$1,363,690
9,429		SJW Corp	219,130
21,283		South Jersey Industries, Inc	1,222,708
33,040		Southwest Gas Corp	1,314,001
36,667		UIL Holdings Corp	1,166,744
26,196		Unisource Energy Corp	972,657
7,908		Unitil Corp	199,756
36,194		WGL Holdings, Inc	1,430,387
9,533		York Water Co	166,446

		TOTAL UTILITIES	28,170,282

		TOTAL COMMON STOCKS	951,843,343

		(Cost $755,681,206)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
4	m	GreenHunter Energy, Inc	0

		TOTAL CAPITAL GOODS	0

CONSUMER SERVICES - 0.0%
17,715	m	Empire Resorts, Inc	0

		TOTAL CONSUMER SERVICES	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

		TOTAL INVESTMENTS - 99.2%	951,843,343
		(Cost $755,681,206)
		OTHER ASSETS & LIABILITIES, NET - 0.8%	7,641,188

		NET ASSETS - 100.0%	$959,484,531

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	b	In bankruptcy.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

ARGENTINA - 0.1%
102,919		Tenaris S.A.	$2,599,039

		TOTAL ARGENTINA	2,599,039

AUSTRALIA - 8.6%
100,637		AGL Energy Ltd	1,606,063
535,770		Alumina Ltd	1,341,845
259,772		Amcor Ltd	1,996,770
629,676		AMP Ltd	3,787,720
650,876		Asciano Group	1,181,637
555,204		Australia & New Zealand Banking Group Ltd	14,789,114
37,695		Australian Stock Exchange Ltd	1,329,320
81,090		Bendigo Bank Ltd	832,192
694,969		BHP Billiton Ltd	35,185,987
50,600		Billabong International Ltd	376,285
392,369		BlueScope Steel Ltd	747,355
163,800		Boral Ltd	884,721
304,075		Brambles Ltd	2,252,060
30,872		Caltex Australia Ltd	481,125
441,261		CFS Gandel Retail Trust	866,324
119,134		Coca-Cola Amatil Ltd	1,561,579
12,564		Cochlear Ltd	1,110,799
335,596		Commonwealth Bank of Australia	19,811,153
91,300		Computershare Ltd	971,552
94,481		Crown Ltd	876,382
117,753		CSL Ltd	4,443,469
112,879		CSR Ltd	372,127
967,322		DB RREEF Trust	935,440
265,270		Fortescue Metals Group Ltd	1,797,953
420,908		Foster’s Group Ltd	2,597,784
268,471		Goodman Fielder Ltd	316,842
371,666		GPT Group (ASE)	1,291,089
131,891		Harvey Norman Holdings Ltd	388,552
349,979		Incitec Pivot Ltd	1,448,470
447,337		Insurance Australia Group Ltd	1,753,868
92,696	*	James Hardie Industries NV	602,678
462,476		John Fairfax Holdings Ltd	670,877
32,332		Leighton Holdings Ltd	861,367
111,536		Lend Lease Corp Ltd	1,066,594
40,675		MacArthur Coal Ltd	519,250
90,460		Macquarie Airports	293,204
1,215,987		Macquarie Goodman Group	948,589
74,733	*	Macquarie Group Ltd	2,889,260
169,029		Metcash Ltd	753,000
758,258		Mirvac Group	1,058,029

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

463,442		National Australia Bank Ltd	$13,797,945
164,884		Newcrest Mining Ltd	7,509,611
281,732		OneSteel Ltd	660,459
80,049		Orica Ltd	2,338,552
227,904		Origin Energy Ltd	4,088,387
722,540		Oxiana Ltd	1,146,838
146,805	*	Paladin Resources Ltd	530,565
233,286	*	Qantas Airways Ltd	540,693
229,497		QBE Insurance Group Ltd	4,714,836
375,745	*	QR National Ltd	1,415,881
31,269		Ramsay Health Care Ltd	620,440
94,088		Rio Tinto Ltd	8,517,369
181,181		Santos Ltd	3,010,947
35,232		Sims Group Ltd	676,179
79,537		Sonic Healthcare Ltd	1,094,008
222,846		SP AusNet	214,173
521,959		Stockland Trust Group	2,166,986
279,873		Suncorp-Metway Ltd	2,560,978
142,278		Tabcorp Holdings Ltd	1,192,678
289,907		Tattersall’s Ltd	738,382
950,737		Telstra Corp Ltd	3,036,751
148,568		Toll Holdings Ltd	919,836
285,065		Transurban Group	1,658,966
217,997		Wesfarmers Ltd	7,986,004
32,045		Wesfarmers Ltd PPS	1,184,829
470,964		Westfield Group	4,667,132
633,893		Westfield Retail Trust	1,841,246
647,875		Westpac Banking Corp	17,687,072
134,760		Woodside Petroleum Ltd	6,929,712
261,464		Woolworths Ltd	7,608,889
40,554		WorleyParsons Ltd	1,354,226

		TOTAL AUSTRALIA	229,408,995

AUSTRIA - 0.3%
40,745		Erste Bank der Oesterreichischen Sparkassen AG.	2,057,100
216,650	*	IMMOFINANZ Immobilien Anlagen AG.	1,029,674
13,501		Oest Elektrizitatswirts AG. (Class A)	610,311
33,202		OMV AG.	1,513,695
11,528		Raiffeisen International Bank Holding AG.	635,322
69,956		Telekom Austria AG.	1,081,401
23,465		Voestalpine AG.	1,154,417
8,707		Wiener Staedtische Allgemeine Versicherung AG.	519,368

		TOTAL AUSTRIA	8,601,288

BELGIUM - 1.0%
8,678		Bekaert S.A.	1,085,639
32,149		Belgacom S.A.	1,264,103
15,866		Colruyt S.A.	915,263
21,504		Delhaize Group	1,860,555
135,199	*	Dexia	538,480
493,491		Fortis	1,495,966
17,389		Groupe Bruxelles Lambert S.A.	1,723,175

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

156,677		InBev NV	$9,998,798
35,716	*	KBC Groep NV	1,453,890
6,488		Mobistar S.A.	481,350
5,040		Nationale A Portefeuille	364,204
12,846		Solvay S.A.	1,852,125
21,100		UCB S.A.	1,019,406
24,430		Umicore	1,400,288

		TOTAL BELGIUM	25,453,242

CHINA - 0.1%
805,500		BOC Hong Kong Holdings Ltd	2,532,114

		TOTAL CHINA	2,532,114

CYPRUS - 0.0%
185,065		Bank of Cyprus Public Co Ltd	674,852

		TOTAL CYPRUS	674,852

DENMARK - 1.0%
114		AP Moller - Maersk AS (Class A)	1,121,124
286		AP Moller - Maersk AS (Class B)	2,898,635
23,285		Carlsberg AS (Class B)	2,762,881
5,059		Coloplast AS (Class B)	744,157
130,920	*	Danske Bank AS	3,143,976
45,563		DSV AS	1,191,462
90,780		Novo Nordisk AS (Class B)	11,492,133
9,975		Novozymes AS (B Shares)	1,724,985
12,891		Pandora AS	580,660
5,020		TrygVesta AS	320,885
45,126	*	Vestas Wind Systems AS	1,599,034
5,677	*	William Demant Holding	529,286

		TOTAL DENMARK	28,109,218

FINLAND - 1.1%
29,302		Elisa Oyj (Series A)	705,386
96,101		Fortum Oyj	3,308,633
14,391		Kesko Oyj (B Shares)	746,836
33,141		Kone Oyj (Class B)	2,075,787
26,584		Metso Oyj	1,632,608
28,479		Neste Oil Oyj	538,966
809,715		Nokia Oyj	7,459,406
22,778		Nokian Renkaat Oyj	1,180,476
32,081		OKO Bank (Class A)	476,096
21,453		Orion Oyj (Class B)	533,403
29,777		Outokumpu Oyj	496,055
16,042		Rautaruukki Oyj	416,257
91,626		Sampo Oyj (A Shares)	3,084,690
19,804		Sanoma-WSOY Oyj	411,635
127,961		Stora Enso Oyj (R Shares)	1,542,726
112,812		UPM-Kymmene Oyj	2,313,914
34,581		Wartsila Oyj (B Shares)	1,359,349

		TOTAL FINLAND	28,282,223

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

FRANCE - 9.6%
31,735		Accor S.A.	$1,410,240
35,572	*	Accor Services	1,103,276
6,443		Aeroports de Paris	617,517
27,765	*	Air France-KLM	490,062
61,072		Air Liquide	9,023,640
504,568	*	Alcatel S.A.	3,269,574
44,926		Alstom RGPT	2,987,024
10,066	*	Atos Origin S.A.	620,197
370,549		AXA S.A.	8,306,982
2,995		BioMerieux	325,627
206,729		BNP Paribas	16,342,844
48,938		Bouygues S.A.	2,435,417
10,339		Bureau Veritas S.A.	891,731
32,293		Cap Gemini S.A.	1,956,018
130,198		Carrefour S.A.	6,169,052
11,506		Casino Guichard Perrachon S.A.	1,210,676
13,419		Christian Dior S.A.	2,152,642
33,818		CNP Assurances	776,052
86,520		Compagnie de Saint-Gobain	5,969,844
30,947	*	Compagnie Generale de Geophysique S.A.	1,090,197
43,833		Compagnie Generale d’Optique Essilor International S.A.	3,670,236
207,721		Credit Agricole S.A.	3,455,219
12,228		Dassault Systemes S.A.	994,427
9,219		Eiffage S.A.	637,268
56,697		Electricite de France	2,384,887
1,010		Eramet	397,536
6,415		Eurazeo	533,820
20,982		Eutelsat Communications	905,269
5,883		Fonciere Des Regions	667,617
402,290		France Telecom S.A.	9,427,408
268,360		Gaz de France	10,973,046
4,273		Gecina S.A.	615,864
126,547		Groupe Danone	9,265,302
112,326		Groupe Eurotunnel S.A.	1,221,240
4,735		ICADE	607,013
3,848		Iliad S.A.	494,742
8,480		Imerys S.A.	656,826
15,185	*	JC Decaux S.A.	530,294
19,537		Klepierre	802,866
43,483		Lafarge S.A.	3,078,693
24,668		Lagardere S.C.A.	1,083,069
34,226		Legrand S.A.	1,562,710
52,071		L’Oreal S.A.	6,600,714
52,671		LVMH Moet Hennessy Louis Vuitton S.A.	9,456,403
12,399		M6-Metropole Television	328,971
38,474		Michelin (C.G.D.E.) (Class B)	3,856,403
186,822	*	Natixis	1,073,902
6,739		Neopost S.A.	643,237
23,318		PagesJaunes Groupe S.A.	243,035
42,376		Pernod-Ricard S.A.	4,256,488

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

33,319	*	Peugeot S.A.	$1,512,115
16,451		PPR	2,941,210
25,576		Publicis Groupe S.A.	1,448,887
41,877	*	Renault S.A.	2,549,925
34,838		Safran S.A.	1,351,568
227,264		Sanofi-Aventis	17,980,443
52,751		Schneider Electric S.A.	9,319,665
37,054		SCOR	1,131,137
6,012		Societe BIC S.A.	584,503
137,235		Societe Generale	9,171,114
26,982		Societe Television Francaise 1	506,537
20,375		Sodexho Alliance S.A.	1,587,289
56,031		Suez Environnement S.A.	1,290,968
21,434		Technip S.A.	2,418,398
20,007		Thales S.A.	883,720
457,746		Total S.A.	29,314,678
19,636		Unibail	4,593,942
23,985		Vallourec	2,992,285
73,222		Veolia Environnement	2,445,597
94,401		Vinci S.A.	6,301,410
268,391		Vivendi Universal S.A.	8,415,378

		TOTAL FRANCE	256,313,886

GERMANY - 8.8%
45,065		Adidas-Salomon AG.	3,358,389
98,380		Allianz AG.	15,456,586
2,969		Axel Springer AG.	486,367
199,014		BASF AG.	20,435,530
179,245		Bayer AG.	15,736,731
71,943		Bayerische Motoren Werke AG.	6,773,330
11,193		Bayerische Motoren Werke AG. (Preference)	697,833
22,523		Beiersdorf AG.	1,466,837
6,798	*	Brenntag AG.	835,715
17,553		Celesio AG.	426,370
178,453	*	Commerzbank AG.	1,135,575
10,872	*	Continental AG.	1,090,094
195,600		DaimlerChrysler AG. (EUR)	15,117,202
201,529		Deutsche Bank AG.	13,125,442
41,972		Deutsche Boerse AG.	3,484,462
48,056	*	Deutsche Lufthansa AG.	1,090,281
182,670		Deutsche Post AG.	3,610,218
614,963		Deutsche Telekom AG.	10,163,031
390,446		E.ON AG.	13,345,094
7,892		Fraport AG. Frankfurt Airport Services Worldwide	630,224
41,840		Fresenius Medical Care AG.	3,290,592
23,450		Fresenius SE	2,462,817
35,100		GEA Group AG.	1,281,964
12,028		Hannover Rueckversicherung AG.	727,398
29,891		HeidelbergCement AG.	2,285,679
28,599		Henkel KGaA	1,623,636
38,808		Henkel KGaA (Preference)	2,645,727
10,055		Hochtief AG.	952,695

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

228,366		Infineon Technologies AG.	$2,589,103
30,480		K+S AG.	2,461,726
12,580	*	Kabel Deutschland Holding AG.	785,855
18,059		Lanxess AG.	1,652,295
36,685		Linde AG.	6,602,037
22,878		MAN AG.	3,187,226
14,448		Merck KGaA	1,530,503
27,297		Metro AG.	2,003,374
40,930		Muenchener Rueckver AG.	6,756,486
32,632		Porsche AG.	2,358,751
18,119		ProSiebenSat.1 Media AG.	519,203
955		Puma AG. Rudolf Dassler Sport	318,262
90,970		RWE AG.	5,935,981
8,379		RWE AG. (Preference)	509,888
8,860		Salzgitter AG.	694,715
186,190		SAP AG.	11,996,228
178,218		Siemens AG.	25,923,373
15,650		Suedzucker AG.	482,470
71,848		ThyssenKrupp AG.	3,303,227
33,665	*	TUI AG.	429,784
27,984		United Internet AG.	547,487
6,796		Volkswagen AG.	1,210,226
36,970		Volkswagen AG. (Preference)	7,276,363
3,587		Wacker Chemie AG.	888,095

		TOTAL GERMANY	233,698,477

GREECE - 0.2%
118,629	*	Alpha Bank S.A.	691,577
38,596		Coca Cola Hellenic Bottling Co S.A.	1,067,272
78,433	*	EFG Eurobank Ergasias S.A.	441,475
53,599		Hellenic Telecommunications Organization S.A.	635,752
201,388	*	National Bank of Greece S.A.	1,557,243
48,879		OPAP S.A.	1,034,963
27,318		Public Power Corp	452,020

		TOTAL GREECE	5,880,302

HONG KONG - 2.5%
1,702,000	*	AIA Group Ltd	5,739,979
41,200		ASM Pacific Technology	555,002
328,126		Bank of East Asia Ltd	1,358,556
268,000		Cathay Pacific Airways Ltd	669,675
297,000		Cheung Kong Holdings Ltd	4,687,385
104,000		Cheung Kong Infrastructure Holdings Ltd	507,342
416,000		CLP Holdings Ltd	3,421,705
241,432		Esprit Holdings Ltd	1,007,578
177,000		Hang Lung Group Ltd	1,192,717
537,000		Hang Lung Properties Ltd	2,394,563
166,300		Hang Seng Bank Ltd	2,599,285
231,408		Henderson Land Development Co Ltd	1,588,329
944,121		Hong Kong & China Gas Ltd	2,344,872
293,500		Hong Kong Electric Holdings Ltd	2,055,254
219,100		Hong Kong Exchanges and Clearing Ltd	5,010,391

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

136,540		Hopewell Holdings	$412,870
1,045,300	*	Hutchison Port Holdings Trust	961,676
453,000		Hutchison Whampoa Ltd	5,180,737
134,492		Hysan Development Co Ltd	628,820
148,623		Kerry Properties Ltd	794,733
615,300		Li & Fung Ltd	3,149,031
122,000		Lifestyle International Holdings Ltd	349,569
488,494		Link Real Estate Investment Trust	1,539,551
311,643		MTR Corp	1,137,890
535,959		New World Development Ltd	943,236
825,890		Noble Group Ltd	1,508,916
235,383		NWS Holdings Ltd	346,729
49,300		Orient Overseas International Ltd	378,340
751,000		PCCW Ltd	298,205
336,192		Shangri-La Asia Ltd	938,573
571,034		Sino Land Co	1,007,052
365,000		SJM Holdings Ltd	788,649
308,000		Sun Hung Kai Properties Ltd	4,824,052
166,500		Swire Pacific Ltd (Class A)	2,548,311
353,762		Wharf Holdings Ltd	2,596,001
191,000		Wheelock & Co Ltd	788,754
39,500		Wing Hang Bank Ltd	440,342
162,000		Yue Yuen Industrial Holdings	559,653

		TOTAL HONG KONG	67,254,323

INDIA - 0.0%
24,889		Vedanta Resources plc	971,905

		TOTAL INDIA	971,905

IRELAND - 0.4%
67,097	*,m	Anglo Irish Bank Corp plc	21,566
779,858	*	Bank of Ireland	317,513
152,306		CRH plc	3,780,742
107,166	*	Elan Corp plc	861,473
30,143		Kerry Group plc (Class A)	1,250,097
41,178		Ryanair Holdings plc	211,892
7,728		Ryanair Holdings plc (ADR)	235,549
121,041		Shire Ltd	3,756,208

		TOTAL IRELAND	10,435,040

ISRAEL - 0.7%
208,157	*	Bank Hapoalim Ltd	1,094,641
242,884		Bank Leumi Le-Israel	1,263,664
392,847		Bezeq Israeli Telecommunication Corp Ltd	1,167,069
9,768		Cellcom Israel Ltd	314,072
1,124		Delek Group Ltd	299,181
4,808		Elbit Systems Ltd	272,894
94,861		Israel Chemicals Ltd	1,683,679
519		Israel Corp Ltd	646,938
152,452	*	Israel Discount Bank Ltd	322,677
58,941		Makhteshim-Agan Industries Ltd	318,081
29,881		Mizrahi Tefahot Bank Ltd	331,702

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

15,173	*	Nice Systems Ltd	$578,897
16,698		Partner Communications	316,666
201,798		Teva Pharmaceutical Industries Ltd	9,271,826

		TOTAL ISRAEL	17,881,987

ITALY - 2.8%
250,548		A2A S.p.A.	452,521
253,736		Assicurazioni Generali S.p.A.	6,080,609
24,708	*	Autogrill S.p.A.	354,223
63,986		Autostrade S.p.A.	1,574,842
146,164		Banca Carige S.p.A.	354,276
1,674,251		Banca Intesa S.p.A.	5,560,945
185,364		Banca Intesa S.p.A. RSP	531,530
475,860	*	Banca Monte dei Paschi di Siena S.p.A.	644,805
132,041		Banche Popolari Unite Scpa	1,183,588
322,118		Banco Popolare Scarl	955,455
382,992	*	Enel Green Power S.p.A	1,135,672
1,427,481		Enel S.p.A.	10,179,841
564,338		ENI S.p.A.	15,109,378
12,008		Exor S.p.A.	433,290
168,151	*	FIAT Industrial S.p.A.	2,498,040
163,348		Fiat S.p.A.	1,744,318
85,276		Finmeccanica S.p.A.	1,152,207
24,777		Luxottica Group S.p.A.	819,092
146,488		Mediaset S.p.A.	975,966
101,202		Mediobanca S.p.A.	1,152,619
388,649		Parmalat S.p.A.	1,471,568
57,563		Pirelli & C S.p.A.	599,270
45,733		Prysmian S.p.A.	1,079,535
57,215		Saipem S.p.A.	3,249,768
310,464		Snam Rete Gas S.p.A.	1,931,120
1,261,820		Telecom Italia RSP	1,627,135
2,021,719		Telecom Italia S.p.A.	3,039,913
279,118		Terna Rete Elettrica Nazionale S.p.A.	1,397,398
2,903,501		UniCredito Italiano S.p.A.	7,477,419

		TOTAL ITALY	74,766,343

JAPAN - 18.9%
66,000		77 Bank Ltd	304,881
7,700		ABC-Mart, Inc	288,503
35,100		Advantest Corp	697,567
127,600		Aeon Co Ltd	1,537,394
15,000		Aeon Credit Service Co Ltd	203,393
18,000		Aeon Mall Co Ltd	432,906
28,000		Air Water, Inc	338,490
41,400		Aisin Seiki Co Ltd	1,460,248
143,000		Ajinomoto Co, Inc	1,590,330
8,000		Alfresa Holdings Corp	282,499
192,000		All Nippon Airways Co Ltd	564,330
76,000		Amada Co Ltd	610,347
138,000		Aozora Bank Ltd	298,926
83,000		Asahi Breweries Ltd	1,559,226

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

218,000		Asahi Glass Co Ltd	$2,767,795
269,000		Asahi Kasei Corp	1,859,394
35,000		Asics Corp	506,163
95,600		Astellas Pharma, Inc	3,651,272
68,000		Bank of Kyoto Ltd	630,160
271,000		Bank of Yokohama Ltd	1,342,543
15,900		Benesse Corp	661,335
141,000		Bridgestone Corp	3,114,184
50,100		Brother Industries Ltd	767,165
17,900	*	Canon Marketing Japan, Inc	198,233
245,900		Canon, Inc	11,580,056
55,300		Casio Computer Co Ltd	439,742
329		Central Japan Railway Co	2,487,464
159,000		Chiba Bank Ltd	941,381
38,000		Chiyoda Corp	378,278
139,400		Chubu Electric Power Co, Inc	3,054,563
46,258		Chugai Pharmaceutical Co Ltd	767,004
41,000		Chugoku Bank Ltd	477,825
64,800		Chugoku Electric Power Co, Inc	1,150,930
53,300		Citizen Watch Co Ltd	322,739
11,300		Coca-Cola West Japan Co Ltd	234,025
117,000		Cosmo Oil Co Ltd	386,207
32,300		Credit Saison Co Ltd	541,617
120,000		Dai Nippon Printing Co Ltd	1,439,517
54,000		Daicel Chemical Industries Ltd	348,284
78,000		Daido Steel Co Ltd	445,847
41,000	*	Daihatsu Motor Co Ltd	662,297
1,725		Dai-ichi Mutual Life Insurance Co	2,849,275
145,400		Daiichi Sankyo Co Ltd	2,857,030
50,000		Daikin Industries Ltd	1,592,644
31,400		Dainippon Sumitomo Pharma Co Ltd	301,935
15,800		Daito Trust Construction Co Ltd	1,264,001
98,000		Daiwa House Industry Co Ltd	1,187,387
347,000	*	Daiwa Securities Group, Inc	1,497,659
19,100		Dena Co Ltd	717,017
107,000		Denki Kagaku Kogyo KK	549,610
104,600		Denso Corp	3,500,589
34,600		Dentsu, Inc	920,178
50,000		Dowa Holdings Co Ltd	327,912
72,700		East Japan Railway Co	4,040,700
53,500		Eisai Co Ltd	1,945,414
25,900		Electric Power Development Co	679,494
45,200	*	Elpida Memory, Inc	677,275
14,500		FamilyMart Co Ltd	526,318
41,300	*	Fanuc Ltd	6,913,593
11,200		Fast Retailing Co Ltd	1,765,972
138,000	*	Fuji Electric Holdings Co Ltd	434,725
101,100		Fuji Folms Holdings Corp	3,142,982
130,000		Fuji Heavy Industries Ltd	967,625
124		Fuji Television Network, Inc	165,757
408,000		Fujitsu Ltd	2,337,711
164,000		Fukuoka Financial Group, Inc	681,483

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

155,000		Furukawa Electric Co Ltd	$615,873
25,600	*	Gree, Inc	527,190
87,000		GS Yuasa Corp	595,292
90,000		Gunma Bank Ltd	487,168
87,000		Hachijuni Bank Ltd	519,365
4,970		Hakuhodo DY Holdings, Inc	260,247
15,500		Hamamatsu Photonics KK	609,900
247,000		Hankyu Hanshin Holdings, Inc	1,094,193
64,000		Hino Motors Ltd	303,347
6,600		Hirose Electric Co Ltd	687,868
117,000		Hiroshima Bank Ltd	511,388
14,000		Hisamitsu Pharmaceutical Co, Inc	584,275
19,800		Hitachi Chemical Co Ltd	408,105
21,300		Hitachi Construction Machinery Co Ltd	519,276
14,200		Hitachi High-Technologies Corp	298,837
984,000		Hitachi Ltd	5,340,885
35,000		Hitachi Metals Ltd	460,997
38,400		Hokkaido Electric Power Co, Inc	696,270
275,000		Hokuhoku Financial Group, Inc	524,819
37,200		Hokuriku Electric Power Co	754,473
351,600		Honda Motor Co Ltd	13,516,949
91,100	*	Hoya Corp	1,962,075
27,600	*	Ibiden Co Ltd	931,845
4,900		Idemitsu Kosan Co Ltd	579,478
470		Inpex Holdings, Inc	3,613,259
79,280	*	Isetan Mitsukoshi Holdings Ltd	765,335
303,000		Ishikawajima-Harima Heavy Industries Co Ltd	770,958
275,000		Isuzu Motors Ltd	1,179,405
12,300		Ito En Ltd	218,311
323,100		Itochu Corp	3,365,771
6,300		Itochu Techno-Science Corp	223,370
54,000		Iyo Bank Ltd	451,590
104,400		J Front Retailing Co Ltd	453,680
5,600		Japan Petroleum Exploration Co	274,554
150		Japan Prime Realty Investment Corp	426,536
101		Japan Real Estate Investment Corp	999,799
336	*	Japan Retail Fund Investment Corp	543,215
67,000		Japan Steel Works Ltd	541,125
965		Japan Tobacco, Inc	3,750,275
98,900		JFE Holdings, Inc	2,707,115
44,000		JGC Corp	1,101,600
141,000		Joyo Bank Ltd	569,092
55,000		JS Group Corp	1,325,597
37,200		JSR Corp	782,615
51,100		JTEKT Corp	663,802
541		Jupiter Telecommunications Co	581,473
481,500		JX Holdings, Inc	3,391,053
171,000		Kajima Corp	490,325
56,000		Kamigumi Co Ltd	479,629
57,000		Kaneka Corp	416,032
161,200		Kansai Electric Power Co, Inc	3,395,255
53,000		Kansai Paint Co Ltd	478,050

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

116,400		Kao Corp	$2,913,786
299,000		Kawasaki Heavy Industries Ltd	1,235,747
147,000		Kawasaki Kisen Kaisha Ltd	492,945
625		KDDI Corp	4,172,547
103,000		Keihin Electric Express Railway Co Ltd	719,021
120,000		Keio Corp	674,001
66,000		Keisei Electric Railway Co Ltd	382,957
9,100		Keyence Corp	2,404,746
32,000		Kikkoman Corp	317,662
26,000		Kinden Corp	221,654
356,000		Kintetsu Corp	1,066,042
182,000		Kirin Brewery Co Ltd	2,560,988
531,000		Kobe Steel Ltd	1,317,662
20,000	*	Koito Manufacturing Co Ltd	314,509
205,300		Komatsu Ltd	7,238,752
18,000		Konami Corp	358,755
100,500		Konica Minolta Holdings, Inc	885,007
244,000		Kubota Corp	2,339,510
69,800		Kuraray Co Ltd	1,016,811
23,800		Kurita Water Industries Ltd	697,065
34,800		Kyocera Corp	3,839,653
49,000		Kyowa Hakko Kogyo Co Ltd	488,915
80,200		Kyushu Electric Power Co, Inc	1,482,741
13,800		Lawson, Inc	677,083
6,300		Mabuchi Motor Co Ltd	312,564
25,300	*	Makita Corp	1,163,315
358,000		Marubeni Corp	2,615,415
54,700		Marui Co Ltd	377,899
10,900		Maruichi Steel Tube Ltd	271,248
23,800		Matsui Securities Co Ltd	117,317
479,800		Matsushita Electric Industrial Co Ltd	5,899,787
353,000		Mazda Motor Corp	810,590
16,600		McDonald’s Holdings Co Japan Ltd	425,424
31,100		Mediceo Paltac Holdings Co Ltd	258,649
16,100		MEIJI Holdings Co Ltd	687,630
154,700		Millea Holdings, Inc	4,327,646
80,000		Minebea Co Ltd	432,927
13,400		Miraca Holdings, Inc	510,206
270,500		Mitsubishi Chemical Holdings Corp	1,831,659
294,700		Mitsubishi Corp	7,994,525
412,000		Mitsubishi Electric Corp	4,586,914
252,000		Mitsubishi Estate Co Ltd	4,409,945
83,000		Mitsubishi Gas Chemical Co, Inc	650,259
663,000		Mitsubishi Heavy Industries Ltd	3,168,044
23,000		Mitsubishi Logistics Corp	254,410
235,000		Mitsubishi Materials Corp	815,810
848,000	*	Mitsubishi Motors Corp	1,040,411
2,761,080		Mitsubishi UFJ Financial Group, Inc	13,252,044
12,680		Mitsubishi UFJ Lease & Finance Co Ltd	506,890
375,100		Mitsui & Co Ltd	6,674,932
185,000		Mitsui Chemicals, Inc	677,828
174,000		Mitsui Engineering & Shipbuilding Co Ltd	432,023

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

179,000		Mitsui Fudosan Co Ltd	$3,106,583
138,000		Mitsui Mining & Smelting Co Ltd	494,056
245,000		Mitsui OSK Lines Ltd	1,366,492
117,600		Mitsui Sumitomo Insurance Group Holdings, Inc	2,753,939
681,000		Mitsui Trust Holdings, Inc	2,344,504
18,300		Mitsumi Electric Co Ltd	234,661
4,445,307		Mizuho Financial Group, Inc	7,042,902
293,000		Mizuho Trust & Banking Co Ltd	247,767
43,500		Murata Manufacturing Co Ltd	3,141,758
23,200		Nabtesco Corp	593,933
37,900		Namco Bandai Holdings, Inc	418,551
556,000	*	NEC Corp	1,172,765
53,000		NGK Insulators Ltd	919,615
36,088		NGK Spark Plug Co Ltd	502,341
40,000		NHK Spring Co Ltd	380,394
24,000		Nidec Corp	2,097,806
68,900		Nikon Corp	1,443,979
21,600		Nintendo Co Ltd	5,110,863
117		Nippon Building Fund, Inc	1,177,553
72,000		Nippon Electric Glass Co Ltd	1,090,128
183,000		Nippon Express Co Ltd	729,142
40,000		Nippon Meat Packers, Inc	554,108
21,800	*	Nippon Paper Group, Inc	438,027
212,000		Nippon Sheet Glass Co Ltd	624,260
1,091,000		Nippon Steel Corp	3,412,692
103,600		Nippon Telegraph & Telephone Corp	4,827,483
319,000		Nippon Yusen Kabushiki Kaisha	1,179,291
155,000		Nishi-Nippon City Bank Ltd	439,018
33,500		Nissan Chemical Industries Ltd	347,601
540,900		Nissan Motor Co Ltd	5,204,276
36,500		Nisshin Seifun Group, Inc	456,902
160,000		Nisshin Steel Co Ltd	319,375
26,000		Nisshinbo Industries, Inc	257,357
14,600		Nissin Food Products Co Ltd	517,535
8,150		Nitori Co Ltd	704,748
35,200		Nitto Denko Corp	1,885,183
311,000		NKSJ Holdings, Inc	2,004,449
20,900	*	NOK Corp	357,239
754,500	*	Nomura Holdings, Inc	3,854,390
24,400		Nomura Real Estate Holdings, Inc	376,904
60		Nomura Real Estate Office Fund, Inc	434,430
23,400		Nomura Research Institute Ltd	503,049
95,000		NSK Ltd	843,043
106,000		NTN Corp	509,022
262		NTT Data Corp	868,158
3,330		NTT DoCoMo, Inc	6,178,398
268		NTT Urban Development Corp	222,372
146,000		Obayashi Corp	615,903
1,830		Obic Co Ltd	339,363
139,000		Odakyu Electric Railway Co Ltd	1,123,209
187,000		OJI Paper Co Ltd	839,621
47,600		Olympus Corp	1,347,220

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

44,500		Omron Corp	$1,223,957
19,600		Ono Pharmaceutical Co Ltd	994,988
10,200		Oriental Land Co Ltd	866,060
22,460	*	ORIX Corp	2,206,585
433,000		Osaka Gas Co Ltd	1,597,877
3,300		Otsuka Corp	207,268
55,800		Otsuka Holdings KK	1,494,145
1,555	*	Rakuten, Inc	1,443,897
407,000		Resona Holdings, Inc	1,929,624
142,000		Ricoh Co Ltd	1,567,047
8,100		Rinnai Corp	537,624
20,900		Rohm Co Ltd	1,258,725
11,600		Sankyo Co Ltd	603,264
17,500		Santen Pharmaceutical Co Ltd	676,898
75,400		Sapporo Hokuyo Holdings, Inc	334,470
55,000		Sapporo Holdings Ltd	221,015
4,199	*	SBI Holdings, Inc	452,672
45,000		Secom Co Ltd	2,232,162
43,400		Sega Sammy Holdings, Inc	760,197
30,900		Seiko Epson Corp	537,680
90,000		Sekisui Chemical Co Ltd	755,095
126,000		Sekisui House Ltd	1,221,409
182,500		Senshu Ikeda Holdings, Inc	272,518
161,100		Seven & I Holdings Co Ltd	4,054,260
158		Seven Bank Ltd	299,441
209,000	*	Sharp Corp	1,922,930
39,600		Shikoku Electric Power Co, Inc	1,005,059
58,000		Shimadzu Corp	503,895
4,500		Shimamura Co Ltd	423,767
14,200		Shimano, Inc	762,101
127,000		Shimizu Corp	536,589
87,900		Shin-Etsu Chemical Co Ltd	4,572,848
20,800		Shinko Electric Industries	213,605
143,022	*	Shinko Securities Co Ltd	364,001
297,000		Shinsei Bank Ltd	357,164
61,700		Shionogi & Co Ltd	1,000,229
72,700		Shiseido Co Ltd	1,209,250
124,000		Shizuoka Bank Ltd	1,129,842
300,000		Showa Denko KK	598,712
36,000		Showa Shell Sekiyu KK	392,765
11,500		SMC Corp	2,100,767
175,100		Softbank Corp	7,388,662
270,200		Sojitz Holdings Corp	521,411
218,200	*	Sony Corp	6,160,979
36,000		Sony Financial Holdings, Inc	669,112
16,300		Square Enix Co Ltd	271,589
28,600		Stanley Electric Co Ltd	480,679
29,700	*	Sumco Corp	572,903
334,009		Sumitomo Chemical Co Ltd	1,776,265
243,200		Sumitomo Corp	3,354,903
158,900		Sumitomo Electric Industries Ltd	2,212,388
121,000		Sumitomo Heavy Industries Ltd	797,929

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

714,000		Sumitomo Metal Industries Ltd	$1,510,453
111,000		Sumitomo Metal Mining Co Ltd	1,981,967
291,500		Sumitomo Mitsui Financial Group, Inc	9,054,534
77,000		Sumitomo Realty & Development Co Ltd	1,593,835
39,900		Sumitomo Rubber Industries, Inc	452,136
40,000		Suruga Bank Ltd	333,867
12,900		Suzuken Co Ltd	322,522
70,400		Suzuki Motor Corp	1,676,002
15,200		Sysmex Corp	532,379
59,150		T&D Holdings, Inc	1,460,606
233,000		Taisei Corp	545,825
29,000		Taisho Pharmaceutical Co Ltd	683,914
59,000		Taiyo Nippon Sanso Corp	476,552
54,000		Takashimaya Co Ltd	369,228
161,400		Takeda Pharmaceutical Co Ltd	7,821,900
47,700		Tanabe Seiyaku Co Ltd	791,322
26,000		TDK Corp	1,341,467
201,000		Teijin Ltd	963,285
35,800		Terumo Corp	1,996,570
26,500		THK Co Ltd	681,160
212,000		Tobu Railway Co Ltd	827,809
25,500		Toho Co Ltd	386,062
103,000		Toho Gas Co Ltd	482,383
94,000		Tohoku Electric Power Co, Inc	1,380,502
72,000		Tokuyama Corp	374,344
308,000	*	Tokyo Electric Power Co, Inc	1,651,778
37,700		Tokyo Electron Ltd	2,182,605
542,000		Tokyo Gas Co Ltd	2,418,155
27,500		Tokyo Steel Manufacturing Co Ltd	298,018
88,000		Tokyo Tatemono Co Ltd	318,212
229,000		Tokyu Corp	947,334
104,000		Tokyu Land Corp	449,280
121,000		Toppan Printing Co Ltd	951,120
315,000		Toray Industries, Inc	2,336,543
861,000		Toshiba Corp	4,584,731
104,000		Tosoh Corp	402,318
56,000		Toto Ltd	439,717
32,600		Toyo Seikan Kaisha Ltd	554,204
19,000		Toyo Suisan Kaisha Ltd	437,566
12,600		Toyoda Gosei Co Ltd	275,300
13,000		Toyota Boshoku Corp	202,581
38,900		Toyota Industries Corp	1,179,155
596,100	*	Toyota Motor Corp	23,779,100
43,100		Toyota Tsusho Corp	718,650
20,600	*	Trend Micro, Inc	588,092
15,300		Tsumura & Co	475,888
211,000		UBE Industries Ltd	674,885
26,200		Uni-Charm Corp	1,037,775
41,600		UNY Co Ltd	364,549
25,000		Ushio, Inc	509,037
5,380		USS Co Ltd	413,435
375		West Japan Railway Co	1,367,525

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

3,179		Yahoo! Japan Corp	$1,169,383
20,900		Yakult Honsha Co Ltd	580,489
17,890		Yamada Denki Co Ltd	1,256,881
47,000		Yamaguchi Financial Group, Inc	424,508
38,700		Yamaha Corp	484,025
56,200	*	Yamaha Motor Co Ltd	1,080,286
9,600		Yamato Kogyo Co Ltd	316,833
86,400		Yamato Transport Co Ltd	1,379,425
32,000		Yamazaki Baking Co Ltd	412,674
53,000		Yaskawa Electric Corp	620,473
48,100	*	Yokogawa Electric Corp	389,713

		TOTAL JAPAN	504,959,599

JERSEY, C.I. - 0.1%
19,429		Randgold Resources Ltd	1,689,412

		TOTAL JERSEY, C.I.	1,689,412

KAZAKHSTAN - 0.0%
54,262		Eurasian Natural Resources Corp	831,538

		TOTAL KAZAKHSTAN	831,538

LUXEMBOURG - 0.4%
185,600		ArcelorMittal	6,859,008
16,677		Millicom International Cellular S.A.	1,809,065
62,506		SES Global S.A.	1,641,409

		TOTAL LUXEMBOURG	10,309,482

MACAU - 0.1%
540,400	*	Sands China Ltd	1,518,460
348,800		Wynn Macau Ltd	1,244,815

		TOTAL MACAU	2,763,275

MALAYSIA - 0.1%
1,335,400	*	Genting International plc	2,371,791

		TOTAL MALAYSIA	2,371,791

MEXICO - 0.0%
38,577		Fresnillo plc	1,063,175

		TOTAL MEXICO	1,063,175

NETHERLANDS - 4.5%
366,473	*	Aegon NV	2,912,883
49,976		Akzo Nobel NV	3,875,047
92,077		ASML Holding NV	3,837,958
15,787		Boskalis Westminster	839,004
12,333		Corio NV	873,254
33,906		DSM NV	2,337,032
89,247	*	European Aeronautic Defence and Space Co	2,761,392
14,263		Fugro NV	1,307,368
24,280		Heineken Holding NV	1,281,150
56,205		Heineken NV	3,362,979

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

830,753	*	ING Groep NV	$10,944,534
257,448		Koninklijke Ahold NV	3,615,471
214,174		Koninklijke Philips Electronics NV	6,343,410
14,884		Koninklijke Vopak NV	713,104
49,659	*	Qiagen NV	1,061,759
22,967		Randstad Holdings NV	1,292,132
147,348		Reed Elsevier NV	1,922,453
767,893		Royal Dutch Shell plc (A Shares)	29,910,697
584,008		Royal Dutch Shell plc (B Shares)	22,720,645
341,746		Royal KPN NV	5,423,688
35,698		SBM Offshore NV	1,044,003
79,451		TNT NV	1,955,202
353,253		Unilever NV	11,629,313
64,304		Wolters Kluwer NV	1,498,242

		TOTAL NETHERLANDS	123,462,720

NEW ZEALAND - 0.1%
174,017		Auckland International Airport Ltd	313,122
60,233	*	Contact Energy Ltd	290,580
150,243		Fletcher Building Ltd	1,120,033
117,624		Sky City Entertainment Group Ltd	339,344
449,697		Telecom Corp of New Zealand Ltd	788,580

		TOTAL NEW ZEALAND	2,851,659

NORWAY - 0.9%
37,488		Aker Kvaerner ASA	903,559
209,870		DNB NOR Holding ASA	3,412,620
191,715		Norsk Hydro ASA	1,700,452
165,361		Orkla ASA	1,673,518
109,441	*	Renewable Energy Corp AS	386,496
61,206		SeaDrill Ltd	2,171,462
241,220		Statoil ASA	7,066,276
180,873		Telenor ASA	3,124,704
41,613		Yara International ASA	2,436,259

		TOTAL NORWAY	22,875,346

PORTUGAL - 0.3%
502,193		Banco Comercial Portugues S.A.	400,661
104,531		Banco Espirito Santo S.A.	440,304
49,180		Brisa-Auto Estradas de Portugal S.A.	328,986
54,743		Cimpor Cimentos de Portugal S.A.	378,215
44,391	*	EDP Renovaveis S.A.	341,916
409,554		Energias de Portugal S.A.	1,673,227
48,004		Galp Energia SGPS S.A.	1,073,657
49,674		Jeronimo Martins SGPS S.A.	814,733
125,059		Portugal Telecom SGPS S.A.	1,530,454

		TOTAL PORTUGAL	6,982,153

SINGAPORE - 1.5%
387,960		Ascendas Real Estate Investment Trust	644,341
550,000		CapitaLand Ltd	1,529,706
477,330		CapitaMall Trust	738,346

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

318,000		CapitaMalls Asia Ltd	$460,703
119,400		City Developments Ltd	1,156,558
371,000		ComfortDelgro Corp Ltd	464,601
220,000		Cosco Corp Singapore Ltd	400,436
371,500		DBS Group Holdings Ltd	4,551,605
204,000		Fraser and Neave Ltd	1,045,789
372,000	*	Global Logistic Properties	586,876
1,385,647		Golden Agri-Resources Ltd	754,710
24,009		Jardine Cycle & Carriage Ltd	724,597
301,400		Keppel Corp Ltd	2,935,046
167,000		Keppel Land Ltd	569,946
178,250		Neptune Orient Lines Ltd	274,560
272,700		Olam International Ltd	640,649
545,520		Oversea-Chinese Banking Corp	4,260,088
202,460		SembCorp Industries Ltd	894,502
176,600		SembCorp Marine Ltd	819,492
119,933		Singapore Airlines Ltd	1,381,524
189,000		Singapore Exchange Ltd	1,205,867
338,000		Singapore Press Holdings Ltd	1,099,913
344,000		Singapore Technologies Engineering Ltd	886,499
1,717,403		Singapore Telecommunications Ltd	4,383,884
126,000		StarHub Ltd	295,791
269,000		United Overseas Bank Ltd	4,316,069
100,000		United Overseas Land Ltd	395,922
408,000		Wilmar International Ltd	1,758,381
437,000		Yangzijiang Shipbuilding	647,272

		TOTAL SINGAPORE	39,823,673

SPAIN - 3.5%
61,466		Abertis Infraestructuras S.A.	1,456,100
5,641		Acciona S.A.	656,188
21,156		Acerinox S.A.	425,011
29,418		ACS Actividades Cons y Servicios S.A.	1,479,939
45,303	*	Amadeus IT Holding S.A.	949,461
910,759		Banco Bilbao Vizcaya Argentaria S.A.	11,666,385
242,489		Banco de Sabadell S.A.	1,073,925
43,278		Banco de Valencia S.A.	174,996
198,663		Banco Popular Espanol S.A.	1,190,040
1,804,283		Banco Santander Central Hispano S.A.	23,041,553
68,787		Bankinter S.A.	513,089
94,232		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,299,261
167,499		Corp Mapfre S.A.	699,122
179,371		Criteria Caixacorp S.A.	1,323,128
38,021		Enagas	940,051
11,131		Fomento de Construcciones y Contratas S.A.	378,161
70,944		Gas Natural SDG S.A.	1,458,771
33,596		Gestevision Telecinco S.A.	377,653
28,625		Grifols S.A.	566,619
183,018		Iberdrola Renovables	837,899
855,184		Iberdrola S.A.	7,930,535
46,739		Inditex S.A.	4,191,509
17,262		Indra Sistemas S.A.	391,528

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

21,921		Red Electrica de Espana	$1,396,717
158,904		Repsol YPF S.A.	5,672,742
889,760		Telefonica S.A.	23,903,545
31,357		Zardoya Otis S.A.	533,794

		TOTAL SPAIN	94,527,722

SWEDEN - 3.1%
72,389		Alfa Laval AB	1,620,509
65,976		Assa Abloy AB (Class B)	1,981,931
143,791		Atlas Copco AB (A Shares)	4,223,170
81,528		Atlas Copco AB (B Shares)	2,160,899
61,607		Boliden AB	1,389,568
52,866		Electrolux AB (Series B)	1,345,357
653,596		Ericsson (LM) (B Shares)	9,917,351
42,994		Getinge AB (B Shares)	1,143,818
221,956		Hennes & Mauritz AB (B Shares)	7,844,409
63,609		Hexagon AB (B Shares)	1,652,686
10,661		Holmen AB (B Shares)	393,424
90,100		Husqvarna AB (B Shares)	708,860
24,190		Industrivarden AB	482,780
97,459		Investor AB (B Shares)	2,427,437
46,343		Kinnevik Investment AB (Series B)	1,196,633
11,163		Modern Times Group AB (B Shares)	856,335
566,823		Nordea Bank AB	6,462,631
21,139		Ratos AB (B Shares)	873,690
215,469		Sandvik AB	4,567,886
66,286		Scania AB (B Shares)	1,722,119
66,624		Securitas AB (B Shares)	835,031
308,980		Skandinaviska Enskilda Banken AB (Class A)	2,970,197
85,586		Skanska AB (B Shares)	1,839,926
85,001		SKF AB (B Shares)	2,683,719
38,781		Ssab Svenskt Stal AB (Series A)	693,077
121,806		Svenska Cellulosa AB (B Shares)	1,867,334
107,360		Svenska Handelsbanken (A Shares)	3,723,163
152,941		Swedbank AB (A Shares)	2,900,605
50,716		Swedish Match AB	1,799,990
67,722		Tele2 AB (B Shares)	1,700,688
481,541		TeliaSonera AB	3,929,831
299,473		Volvo AB (B Shares)	5,885,344

		TOTAL SWEDEN	83,800,398

SWITZERLAND - 7.7%
475,183		ABB Ltd	13,122,309
22,438	*	Actelion Ltd	1,321,637
26,147		Adecco S.A.	1,868,592
17,751		Aryzta AG.	990,124
10,560		Baloise Holding AG.	1,168,740
113,242		Compagnie Financiere Richemont S.A.	7,324,395
244,299		Credit Suisse Group	11,119,675
8,114		Geberit AG.	1,898,457
1,758		Givaudan S.A.	1,956,117
52,577		Holcim Ltd	4,581,141

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

43,540		Julius Baer Group Ltd	$2,037,575
43,464		Julius Baer Holding AG.	856,680
11,720		Kuehne & Nagel International AG.	1,874,182
188		Lindt & Spruengli AG.	623,211
25		Lindt & Spruengli AG. (Reg)	930,967
40,144	*	Logitech International S.A.	556,709
9,935		Lonza Group AG.	854,388
750,181		Nestle S.A.	46,562,521
457,033		Novartis AG.	27,102,134
5,911		Pargesa Holding S.A.	607,962
10,360		Phonak Holding AG.	1,046,180
152,188		Roche Holding AG.	24,703,126
10,668		Schindler Holding AG.	1,380,710
4,649		Schindler Holding AG. (Reg)	598,736
1,164		SGS S.A.	2,312,884
453		Sika AG.	1,157,119
135,321		STMicroelectronics NV	1,601,363
1,811		Straumann Holding AG.	473,779
6,651		Swatch Group AG.	3,275,187
9,061		Swatch Group AG. Reg	804,881
6,600		Swiss Life Holding	1,205,063
75,243		Swiss Reinsurance Co	4,489,484
5,049		Swisscom AG.	2,317,405
20,506		Syngenta AG.	7,252,097
12,790	f	Synthes, Inc (purchased 11/9/10, cost $1,531,679)	2,204,290
787,749	*	UBS AG. (Switzerland)	15,764,878
31,557		Zurich Financial Services AG.	8,873,151

		TOTAL SWITZERLAND	206,817,849

TAIWAN - 0.0%
412,000	*	Foxconn International Holdings Ltd	243,545

		TOTAL TAIWAN	243,545

UNITED KINGDOM - 18.9%
204,773		3i Group plc	960,335
60,528		Acergy S.A.	1,594,312
42,214		Admiral Group plc	1,194,267
57,647		Aggreko plc	1,724,658
71,804		AMEC plc	1,441,474
286,085		Anglo American plc (London)	14,996,293
83,270		Antofagasta plc	1,915,088
288,612		ARM Holdings plc	2,991,325
75,330		Associated British Foods plc	1,268,674
306,510		AstraZeneca plc	15,208,375
48,473	*	Autonomy Corp plc	1,308,212
613,256		Aviva plc	4,589,601
76,127		Babcock International Group	815,479
733,679		BAE Systems plc	4,027,389
148,369		Balfour Beatty plc	814,087
2,508,918		Barclays plc	11,927,424
733,610		BG Group plc	18,891,628
477,014		BHP Billiton plc	20,168,161

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,069,690		BP plc	$31,284,834
432,670		British American Tobacco plc	18,906,420
190,593		British Land Co plc	1,919,012
245,635		British Sky Broadcasting plc	3,454,695
1,684,552		BT Group plc	5,530,551
68,984		Bunzl plc	858,946
94,427		Burberry Group plc	2,048,975
605,391		Cable & Wireless Worldwide	486,293
308,692	*	Cairn Energy plc	2,335,469
128,208		Capita Group plc	1,578,045
38,063		Carnival plc	1,532,530
1,119,881		Centrica plc	6,014,215
242,917		Cobham plc	927,882
404,022		Compass Group plc	3,953,534
17,952		Delta Lloyd NV	472,326
542,767		Diageo plc	11,041,668
76,642	*	Essar Energy plc	590,167
220,821		Experian Group Ltd	2,979,881
110,996		Firstgroup plc	603,140
1,125,347		GlaxoSmithKline plc	24,583,245
304,982		Group 4 Securicor plc	1,408,475
150,654		Hammerson plc	1,184,415
183,074		Home Retail Group	675,742
3,829,186		HSBC Holdings plc	41,768,365
117,414		ICAP plc	1,018,842
221,122		Imperial Tobacco Group plc	7,799,504
99,254		Inmarsat plc	1,010,834
59,921		Intercontinental Hotels Group plc	1,315,434
238,882	*	International Consolidated Airlines	952,484
319,842		International Power plc	1,770,252
33,905		Intertek Group plc	1,204,473
167,238		Invensys plc	952,223
105,846		Investec plc	852,403
799,973	*	ITV plc	1,018,753
259,631		J Sainsbury plc	1,512,304
46,163		Johnson Matthey plc	1,546,388
44,700		Kazakhmys plc	1,038,326
505,918		Kingfisher plc	2,324,480
167,358		Land Securities Group plc	2,199,895
1,262,835		Legal & General Group plc	2,597,406
118,783		Liberty International plc	807,257
8,863,250	*	Lloyds TSB Group plc	8,799,930
33,837		London Stock Exchange Group plc	493,896
37,756		Lonmin plc	1,034,290
397,299		Man Group plc	1,662,640
334,080		Marks & Spencer Group plc	2,170,582
759,013		National Grid plc	7,787,542
40,382		Next plc	1,513,002
1,185,684		Old Mutual plc	2,763,970
175,228		Pearson plc	3,358,398
58,126		Petrofac Ltd	1,469,458
548,096		Prudential plc	7,090,941

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

132,796		Reckitt Benckiser Group plc	$7,389,709
266,791		Reed Elsevier plc	2,363,574
309,346		Resolution Ltd	1,566,550
197,723		Rexam plc	1,292,220
314,082		Rio Tinto plc	22,917,074
39,310,848	*,m	Rolls-Royce Group plc	65,663
409,488		Rolls-Royce Group plc	4,404,076
770,816		Royal & Sun Alliance Insurance Group plc	1,776,344
3,716,292	*	Royal Bank of Scotland Group plc	2,590,089
204,647		SABMiller plc	7,645,188
286,450		Sage Group plc	1,366,961
23,491		Schroders plc	746,355
202,744		Scottish & Southern Energy plc	4,599,612
158,715		Segro plc	863,818
104,797		Serco Group plc	991,216
49,558		Severn Trent plc	1,245,826
187,955		Smith & Nephew plc	2,064,225
82,915		Smiths Group plc	1,848,826
505,998		Standard Chartered plc	14,062,622
484,030		Standard Life plc	1,834,241
1,740,907		Tesco plc	11,737,024
185,422		Thomas Cook Group plc	532,019
127,805		TUI Travel plc	512,531
190,276		Tullow Oil plc	4,565,330
278,672		Unilever plc	9,053,058
148,236		United Utilities Group plc	1,566,438
11,252,980		Vodafone Group plc	32,530,124
46,002		Weir Group plc	1,481,673
39,441		Whitbread plc	1,108,823
470,479		WM Morrison Supermarkets plc	2,321,125
60,471		Wolseley plc	2,196,550
269,449		WPP plc	3,529,365
450,097		Xstrata plc	11,544,593

		TOTAL UNITED KINGDOM	504,354,356

UNITED STATES - 1.4%
438,050	d	iShares MSCI EAFE Index Fund	27,798,654
7,300		Oracle Corp Japan	316,329
58,000		TonenGeneral Sekiyu KK	719,594
69,240	*	Transocean Ltd	5,119,531

		TOTAL UNITED STATES	33,954,108

		TOTAL COMMON STOCKS	2,636,545,035

		(Cost $2,358,310,594)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

PORTUGAL - 0.0%
502,193		Banco Comercial Portugues S.A.	17,108

		TOTAL PORTUGAL	17,108

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 0.0%
43,278		Banco de Valencia S.A.	$3,397
198,663	m	Banco Popular Espanol S.A.	13,830

		TOTAL SPAIN	17,227

		TOTAL RIGHTS / WARRANTS	34,335

		(Cost $48,560)

		TOTAL INVESTMENTS - 98.7%	2,636,579,370
		(Cost $2,358,359,154)
		OTHER ASSETS & LIABILITIES, NET - 1.3%	36,636,622

		NET ASSETS - 100.0%	$2,673,215,992

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
	f	Restricted security. At April 30, 2011, the value of this security is $2,204,290 or 0.1% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$654,894,652	24.5%
INDUSTRIALS	336,533,961	12.6
MATERIALS	293,891,150	11.0
CONSUMER DISCRETIONARY	266,342,815	10.0
CONSUMER STAPLES	257,664,497	9.6
ENERGY	220,748,603	8.3
HEALTH CARE	213,018,676	8.0
TELECOMMUNICATION SERVICES	145,385,511	5.4
UTILITIES	124,761,635	4.7
INFORMATION TECHNOLOGY	123,337,870	4.6
OTHER ASSETS & LIABILITIES, NET	36,636,622	1.3

NET ASSETS	$2,673,215,992	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

PRINCIPAL		RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.00%

INDIA - 0.00%
$115,140	Dr Reddys Laboratories Ltd	9.250%	03/24/14	$129

	TOTAL INDIA			129

	TOTAL CORPORATE BONDS			129

	(Cost $0)

SHARES		COMPANY

COMMON STOCKS - 99.0%

BRAZIL - 14.1%
4,958		AES Tiete S.A.	82,255
14,400		All America Latina Logistica S.A.	118,993
4,405		Amil Participacoes S.A.	54,180
4,485		Anhanguera Educacional Participacoes S.A.	99,781
293	*	B2W Cia Global Do Varejo (ADR)	4,103
700		B2W Companhia Global Do Varejo	9,611
74,604		Banco Bradesco S.A.(Pref)	1,489,519
22,886		Banco do Brasil S.A.	421,730
6,868		Banco do Estado do Rio Grande do Sul	82,510
88,761		Banco Itau Holding Financeira S.A.	2,093,207
26,339		Banco Santander Brasil S.A.	303,036
77,074		BM&FBOVESPA S.A.	578,594
9,500		BR Malls Participacoes S.A.	100,000
8,865		Bradespar S.A.	229,345
11,500		Brasil Telecom S.A. (Preference)	106,725
7,215	*	Braskem S.A.	105,024
5,700		Brookfield Incorporacoes S.A.	31,703
7,089		CCR SA	220,799
11,576		Centrais Eletricas Brasileiras S.A.	168,504
9,592		Centrais Eletricas Brasileiras S.A. (Preference)	174,439
6,900		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	114,474
4,235		Cia Brasileira de Distribuicao Grupo Pao de Acucar	188,437
22	*	Cia Brasileira de Distributicao Grupo Pao de Acucar (RCT)	979
5,000		Cia de Saneamento Basico do Estado de Sao Paulo	144,832
1,700		Cia de Transmissao de Energia Electrica Paulista	55,089
15,649		Cia Energetica de Minas Gerais	320,301
7,020		Cia Energetica de Sao Paulo (Class B)	135,830

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

4,185		Cia Hering	$90,579
4,595		Cia Paranaense de Energia	125,594
26,830		Cia Siderurgica Nacional S.A.	417,151
22,042		Companhia Brasileira de Meios de Pagamento	203,859
5,036		Cosan SA Industria e Comercio	77,467
4,300		CPFL Energia S.A.	124,419
11,105		Cyrela Brazil Realty S.A.	116,542
8,478		Diagnosticos da America S.A.	113,440
6,628		EcoRodovias Infraestrutura e Logistica S.A.	58,351
2,800		EDP - Energias do Brasil S.A.	69,413
4,500		Eletropaulo Metropolitana de Sao Paulo S.A.	109,554
19,979		Empresa Brasileira de Aeronautica S.A.	156,967
3,948		Fertilizantes Fosfatados S.A.	41,006
6,063	*	Fibria Celulose S.A.	95,192
13,700		Gafisa S.A.	83,862
24,275		Gerdau S.A. Preference	291,633
2,100		Gol Linhas Aereas Inteligentes S.A.	29,100
200	*	HRT Participacoes em Petroleo SA	204,678
9,882	*	Hypermarcas S.A.	132,539
90,343		Investimentos Itau S.A. - PR	697,729
19,364		JBS S.A.	66,098
15,020		Klabin S.A.	58,430
3,482		Localiza Rent A Car	59,760
9,400		Lojas Americanas S.A.	83,651
4,430		Lojas Renner S.A.	163,464
5,574		Marfrig Alimentos S.A.	57,398
9,917		Metalurgica Gerdau S.A.	144,544
8,361	*	MMX Mineracao e Metalicos S.A.	53,784
10,756		MRV Engenharia e Participacoes S.A.	92,983
1,700		Multiplan Empreendimentos Imobiliarios S.A.	35,390
6,192		Natura Cosmeticos S.A.	174,361
3,551		Odontoprev S.A.	57,332
51,191	*	OGX Petroleo e Gas Participacoes S.A.	549,591
37,448		PDG Realty S.A.	219,946
25,656		Perdigao S.A.	514,196
115,672		Petroleo Brasileiro S.A.	2,124,183
163,046		Petroleo Brasileiro S.A. (Preference)	2,653,176
4,381		Porto Seguro S.A.	73,796
122,500		PT International Nickel Indonesia Tbk	71,450
12,132		Redecard S.A.	175,441
5,359		Rossi Residencial S.A.	50,245
9,401		Satipel Industrial S.A.	97,165
15,345		Souza Cruz S.A.	172,548
4,405		Sul America SA	56,561
7,642		Suzano Papel e Celulose S.A.	74,759
1,700		Tam S.A. (Preference)	34,903
1,600		Tele Norte Leste Participacoes S.A.	34,579
10,068		Tele Norte Leste Participacoes S.A. (Preference)	168,121
800		Telemar Norte Leste S.A.	27,714
5,643		Telesp Celular Participacoes S.A.	228,130
21,475		Tim Participacoes S.A.	98,557
3,000		Totvus S.A.	57,208

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

6,000		Tractebel Energia S.A.	$105,111
12,280		Ultrapar Participacoes S.A.	214,268
6,605		Usinas Siderurgicas de Minas Gerais S.A.	108,320
18,317		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	188,037
50,700		Vale S.A.	1,669,052
77,873		Vale SA (Preference)	2,280,454

		TOTAL BRAZIL	23,767,781

CHILE - 1.5%
114,533		AES Gener S.A.	69,896
858		Banco de Credito e Inversiones	58,157
1,706,324		Banco Santander Chile S.A.	150,491
2,707		CAP S.A.	145,506
37,137		Centros Comerciales Sudamericanos S.A.	292,370
4,311		Cia Cervecerias Unidas S.A.	51,963
316,626		Colbun S.A.	95,445
2,690,040		CorpBanca S.A.	42,648
135,232		Empresa Nacional de Electricidad S.A.	255,514
3,905		Empresa Nacional de Telecomunicaciones S.A.	79,296
3,928		Empresas CMPC S.A.	217,552
17,246		Empresas COPEC S.A.	334,433
541,287		Enersis S.A.	231,174
4,390		Lan Airlines S.A.	123,477
8,227		SACI Falabella	89,783
3,726		Sociedad Quimica y Minera de Chile S.A. (Class B)	224,960
19,559		Vina Concha Y Toro S.A.	48,637

		TOTAL CHILE	2,511,302

CHINA - 15.1%
62,000		Agile Property Holdings Ltd	101,126
681,000	*	Agricultural Bank of China	403,256
78,000		Air China Ltd	79,258
57,000		Alibaba.com Ltd	101,335
168,000		Aluminum Corp of China Ltd	158,112
54,000		Angang New Steel Co Ltd	69,560
51,000		Anhui Conch Cement Co Ltd	241,805
40,000		Anta Sports Products Ltd	64,855
2,449,000		Bank of China Ltd	1,355,480
271,000		Bank of Communications Co Ltd	287,715
44,000		BBMG Corp	72,616
78,000		Beijing Capital International Airport Co Ltd	38,515
22,500		Beijing Enterprises Holdings Ltd	119,830
140,000		Bosideng International Holdings Ltd	44,446
96,000	*	Brilliance China Automotive Holdings Ltd	93,763
23,000		Byd Co Ltd	83,492
		Changsha Zoomlion Heavy Industry Science and
44,400	*	Technology Development Co Ltd	117,771
77,000		China Agri-Industries Holdings Ltd	88,119
82,000		China BlueChemical Ltd	66,820
261,000		China Citic Bank	187,303
145,000		China Coal Energy Co	203,076
181,000		China Communications Construction Co Ltd	167,643

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

92,000		China Communications Services Corp Ltd	$56,241
1,873,350		China Construction Bank	1,773,917
135,000		China Dongxiang Group Co	47,251
38,000		China Everbright Ltd	84,097
55,000		China High Speed Transmission Equipment Group Co Ltd	72,988
35,000	*	China Insurance International Holdings Co Ltd	96,295
291,000		China Life Insurance Co Ltd	1,040,157
90,000		China Longyuan Power Group Corp	92,742
157,000		China Merchants Bank Co Ltd	405,572
46,310		China Merchants Holdings International Co Ltd	213,535
168,000		China Minsheng Banking Corp Ltd	161,358
234,000		China Mobile Hong Kong Ltd	2,152,444
120,000		China National Building Material Co Ltd	253,944
59,000		China National Materials Co Ltd	58,251
66,000		China Oilfield Services Ltd	130,966
166,000		China Overseas Land & Investment Ltd	320,301
57,200		China Pacific Insurance Group Co Ltd	247,598
86,000		China Railway Construction Corp	76,246
177,000		China Railway Group Ltd	95,092
50,000		China Resources Enterprise	201,910
72,000		China Resources Power Holdings Co	132,752
84,000		China Shanshui Cement Group Ltd	94,203
134,500		China Shenhua Energy Co Ltd	628,207
20,000		China Shineway Pharmaceutical Group Ltd	48,506
165,000	*	China Shipping Container Lines Co Ltd	66,046
64,000		China Shipping Development Co Ltd	67,584
88,000		China South Locomotive and Rolling Stock Corp	97,254
76,000	*	China Southern Airlines Co Ltd	39,872
560,000		China Telecom Corp Ltd	325,834
178,000	*	China Travel International Inv HK	36,532
236,000		China Unicom Ltd	482,688
57,000		China Yurun Food Group Ltd	209,430
97,200		China Zhongwang Holdings Ltd	50,041
48,000		Citic Pacific Ltd	143,808
696,000		CNOOC Ltd	1,729,960
113,500	*	COSCO Holdings	109,331
70,000		COSCO Pacific Ltd	145,306
161,000		Country Garden Holdings Co Ltd	65,388
154,000		Datang International Power Generation Co Ltd	58,201
16,800		Dongfang Electric Co Ltd	55,184
114,000		Dongfeng Motor Group Co Ltd	178,413
232,000		Evergrande Real Estate Group	165,895
82,500		Fosun International	65,227
148,000		Franshion Properties China Ltd	46,185
297,000	*	GCL Poly Energy Holdings Ltd	212,791
32,000		Golden Eagle Retail Group Ltd	84,090
45,500		Great Wall Motor Co Ltd	81,764
27,500		Greentown China Holdings Ltd	27,601
126,000		Guangdong Investments Ltd	65,381
98,000		Guangzhou Automobile Group Co Ltd	110,876
208,000	*	Guangzhou Investment Co Ltd	43,779
48,400		Guangzhou R&F Properties Co Ltd	66,165

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

30,500		Hengan International Group Co Ltd	$238,386
58,000		Hidili Industry International Development Ltd	58,746
150,000		Huaneng Power International, Inc	82,840
2,364,000		Industrial & Commercial Bank of China	2,005,175
58,000		Jiangsu Express	61,521
84,500		Jiangsu Rongsheng Heavy Industry Group Co Ltd	71,458
58,000		Jiangxi Copper Co Ltd	197,605
53,500		KWG Property Holding Ltd	38,731
256,000		Lenovo Group Ltd	149,397
32,000		Li Ning Co Ltd	54,919
46,500		Longfor Properties Co Ltd	74,171
100,000		Lonking Holdings Ltd	73,918
96,000		Maanshan Iron & Steel	50,757
131,000	*	Metallurgical Corp of China Ltd	55,643
76,000		Nine Dragons Paper Holdings Ltd	87,042
59,500		Parkson Retail Group Ltd	91,541
106,000	*	PICC Property & Casualty Co Ltd	136,361
67,500		Ping An Insurance Group Co of China Ltd	735,950
82,000		Poly Hong Kong Investment Ltd	65,676
358,000		Renhe Commercial Holdings Co Ltd	61,426
823,000	*	Semiconductor Manufacturing International	73,803
36,000		Shandong Weigao Group Medical Polymer Co Ltd	98,838
134,000		Shanghai Electric Group Co Ltd	66,580
25,000		Shanghai Industrial Holdings Ltd	98,874
72,500		Shimao Property Holdings Ltd	98,778
142,195		Shui On Land Ltd	63,029
110,000	*	Sinochem Hong Kong Holding Ltd	46,063
117,000		Sino-Ocean Land Holdings Ltd	66,543
118,000		Sinopec Shanghai Petrochemical Co Ltd	57,291
26,800		Sinopharm Group Co	93,015
42,500		Sinotruk Hong Kong Ltd	35,314
100,000		Soho China Ltd	86,607
39,500		Tencent Holdings Ltd	1,127,887
72,000		Tingyi Cayman Islands Holding Corp	191,096
14,000		Tsingtao Brewery Co Ltd	74,554
248,000		Want Want China Holdings Ltd	222,922
18,000		Weichai Power Co Ltd	123,341
27,000		Wumart Stores	60,840
34,000		Xinao Gas Holdings Ltd	117,041
80,000		Yanzhou Coal Mining Co Ltd	314,681
20,000		Zhaojin Mining Industry Co Ltd	92,783
72,000		Zhejiang Expressway Co Ltd	59,529
22,000		Zhuzhou CSR Times Electric Co Ltd	87,256
172,000		Zijin Mining Group Co Ltd	135,590
25,920		ZTE Corp	93,575

		TOTAL CHINA	25,438,188

COLOMBIA - 0.7%
4,661		Almacenes Exito S.A.	71,679
7,310		BanColombia S.A.	119,030
9,077		BanColombia S.A. (Preference)	149,547
7,505		Cementos Argos S.A.	45,403

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,375		Corp Financiera Colombiana S.A.	$65,069
102	*,m	Corp Financiera Colombiana S.A.	1,903
163,396		Ecopetrol S.A.	351,052
16,068		Interconexion Electrica S.A.	113,921
9,870		Inversiones Argos S.A.	103,013
8,545		Suramericana de Inversiones S.A.	177,500

		TOTAL COLOMBIA	1,198,117

CZECH REPUBLIC - 0.4%
5,704		CEZ AS	327,211
551		Komercni Banka AS	145,260
5,000		Telefonica O2 Czech Republic AS	128,338

		TOTAL CZECH REPUBLIC	600,809

EGYPT - 0.3%
16,966		Commercial International Bank	78,545
19,310		Egypt Kuwait Holding Co	24,556
924		Egyptian Co for Mobile Services	22,246
9,649		Egyptian Financial Group-Hermes Holding	28,363
7,215	*	El Ezz Steel Co	9,752
1,508	*	ElSwedy Cables Holding Co	10,689
1,766		National Societe Generale Bank SAE	11,028
3,020		Orascom Construction Industries	122,881
82,651		Orascom Telecom Holding SAE	59,240
25,698	*	Talaat Moustafa Group	15,631
13,486		Telecom Egypt	37,005

		TOTAL EGYPT	419,936

GERMANY - 0.0%
12,027		Magyar Telekom	41,038

		TOTAL GERMANY	41,038

HONG KONG - 1.0%
171,000		Belle International Holdings Ltd	334,690
134,000		Chaoda Modern Agriculture	83,660
144,000		China Gas Holdings Ltd	55,816
49,000		China Mengniu Dairy Co Ltd	150,703
94,000		China Resources Cement Holdings Ltd	95,886
72,000		China Resources Land Ltd	124,454
128,000		Fushan International Energy Group Ltd	89,847
180,000		Geely Automobile Holdings Ltd	72,422
420,000	*	GOME Electrical Appliances Holdings Ltd	151,040
104,000		Hengdeli Holdings Ltd	62,459
38,000	*	Hopson Development Holdings Ltd	37,553
72,000		Huabao International Holdings Ltd	106,801
25,500		Kingboard Chemical Holdings Ltd	139,935
85,000		Lee & Man Paper Manufacturing Ltd	61,210
80,760		Skyworth Digital Holdings Ltd	51,692

		TOTAL HONG KONG	1,618,168

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HUNGARY - 0.4%
1,739	*	MOL Hungarian Oil and Gas plc	$243,044
8,434	*	OTP Bank Rt	299,427
513		Richter Gedeon Nyrt	107,350

		TOTAL HUNGARY	649,821

INDIA - 6.7%
10,065		Adani Enterprises Ltd	142,551
1,339		Aditya Birla Nuvo Ltd	26,305
26,967		Ambuja Cements Ltd	96,631
2,716		Associated Cement Co Ltd	68,424
2,873		Bajaj Holdings and Investment Ltd	95,962
4,869		Bharat Heavy Electricals	220,556
4,207		Bharat Petroleum Corp Ltd	59,961
13,274	*	Cairn India Ltd	104,877
3,951		Canara Bank	56,534
12,587		Cipla Ltd	88,230
21,518		Coal India Ltd	185,201
12,019		DLF Ltd	60,635
3,838		Dr Reddy’s Laboratories Ltd	145,246
16,227		GAIL India Ltd	174,660
48,684	*	GMR Infrastructure Ltd	41,724
4,559		HCL Technologies Ltd	53,828
11,023		HDFC Bank Ltd	572,318
2,627		Hero Honda Motors Ltd	101,637
46,048		Hindalco Industries Ltd	225,419
35,429		Hindustan Lever Ltd	228,663
2,691	*	Housing Development & Infrastruture Ltd	9,811
42,138		Housing Development Finance Corp	674,096
31,691		ICICI Bank Ltd	800,878
744	*	Indiabulls Financial Services Ltd	0
5,949	*	Indiabulls Real Estate Ltd	16,831
6,165		IndusInd Bank Ltd	36,288
17,742		Infosys Technologies Ltd	1,166,386
36,575		Infrastructure Development Finance Co Ltd	120,471
90,138		ITC Ltd	392,888
30,145		Jaiprakash Associates Ltd	63,290
13,632		Jindal Steel & Power Ltd	202,264
2,964		JSW Steel Ltd	63,649
8,939		Kotak Mahindra Bank Ltd	87,046
8,410		Larsen & Toubro Ltd	303,885
8,329		LIC Housing Finance Ltd	41,403
5,305		Lupin Ltd	52,960
9,631		Mahindra & Mahindra Ltd	164,967
692		Maruti Udyog Ltd	20,659
38,785		NTPC Ltd	159,983
2,570		Piramal Healthcare Ltd	26,706
49,824		Power Grid Corp of India Ltd	117,894
4,051		Ranbaxy Laboratories Ltd	41,978
2,956		Reliance Capital Ltd	37,710
19,037		Reliance Communication Ventures Ltd	43,123
5,373		Reliance Energy Ltd	80,331
51,224		Reliance Industries Ltd	1,139,092

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

25,619	*	Reliance Power Ltd	$75,771
13,051		Rural Electrification Corp Ltd	70,521
11,940	*	Satyam Computer Services Ltd	20,363
13,563		Sesa Goa Ltd	96,523
1,047		Siemens India Ltd	20,522
		State Bank of India Ltd (GDR) (purchased 11/10/10, cost
1,337	f	$163,451)	183,169
17,801		Steel Authority Of India	64,297
55,928		Sterlite Industries India Ltd	230,470
11,678		Sun Pharmaceuticals Industries Ltd	123,155
19,441	*	Suzlon Energy Ltd	23,379
18,246		Tata Consultancy Services Ltd	481,157
10,669		Tata Motors Ltd	298,710
4,308		Tata Power Co Ltd	127,193
12,846		Tata Steel Ltd	179,514
2,846		Ultra Tech Cement Ltd	70,192
27,948		Unitech Ltd	23,403
11,997		United Phosphorus Ltd	41,090
2,871		United Spirits Ltd	67,350
8,121		UTI Bank Ltd	236,506
18,059		Wipro Ltd	183,766
16,812		ZEE Telefilms Ltd	51,294

		TOTAL INDIA	11,282,296

INDONESIA - 2.3%
425,500		Adaro Energy Tbk	109,827
438,500		Bank Rakyat Indonesia	331,078
187,500		PT Aneka Tambang Tbk	50,001
16,000		PT Astra Agro Lestari Tbk	43,397
75,500		PT Astra International Tbk	496,212
438,500		PT Bank Central Asia Tbk	379,788
92,000		PT Bank Danamon Indonesia Tbk	66,791
368,771		PT Bank Mandiri Persero Tbk	308,431
274,693		PT Bank Negara Indonesia	130,135
765,000		PT Bumi Resources Tbk	307,398
294,000		PT Charoen Pokphand Indonesia Tbk	66,357
22,500		PT Gudang Garam Tbk	106,881
18,500		PT Indo Tambangraya Megah	101,362
54,500		PT Indocement Tunggal Prakarsa Tbk	108,399
178,000		PT Indofood Sukses Makmur Tbk	115,524
24,000		PT Indosat Tbk	15,052
178,000		PT Kalbe Farma Tbk	74,474
456,500		PT Perusahaan Gas Negara	213,791
109,500		PT Semen Gresik Persero Tbk	121,661
35,500		PT Tambang Batubara Bukit Asam Tbk	92,643
382,500		PT Telekomunikasi Indonesia Tbk (Series B)	344,765
50,000		PT Unilever Indonesia Tbk	89,480
54,000		PT United Tractors Tbk	146,883

		TOTAL INDONESIA	3,820,330

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 14.1%
109		Amorepacific Corp	$109,849
3,980	*	BS Financial Group	57,937
2,087		Celltrion, Inc	71,602
1,864		Cheil Industries, Inc	205,516
353		CJ CheilJedang Corp	81,940
3,000		Daegu Bank	50,173
1,151		Daelim Industrial Co	130,182
3,680		Daewoo Engineering & Construction Co Ltd	39,212
1,290		Daewoo International Corp	50,183
4,830		Daewoo Securities Co Ltd	101,916
4,150		Daewoo Shipbuilding & Marine Engineering Co Ltd	177,861
602		DC Chemical Co Ltd	360,106
1,620		Dongbu Insurance Co Ltd	77,247
1,480		Dongkuk Steel Mill Co Ltd	59,013
391		Doosan Corp	48,045
1,550		Doosan Heavy Industries and Construction Co Ltd	86,552
3,150	*	Doosan Infracore Co Ltd	87,340
434		GLOVIS Co Ltd	62,024
1,405		GS Engineering & Construction Corp	169,339
2,194		GS Holdings Corp	183,947
8,160		Hana Financial Group, Inc	346,218
786		Hanjin Heavy Industries & Construction Co Ltd	28,636
1,950		Hanjin Shipping Co Ltd	50,746
2,060		Hankook Tire Co Ltd	82,739
3,590		Hanwha Chemical Corp	160,217
1,931		Hanwha Corp	88,899
602		Honam Petrochemical Corp	213,155
19,960		Hynix Semiconductor, Inc	631,136
978		Hyosung Corp	80,275
405		Hyundai Department Store Co Ltd	59,420
2,140		Hyundai Development Co	58,614
2,679		Hyundai Engineering & Construction Co Ltd	225,046
1,504		Hyundai Heavy Industries	752,216
920		Hyundai Merchant Marine Co Ltd	28,095
462		Hyundai Mipo Dockyard	82,057
2,616		Hyundai Mobis	877,427
5,959		Hyundai Motor Co	1,374,438
1,709		Hyundai Motor Co Ltd (2nd Preference)	137,547
1,146		Hyundai Motor Co Ltd (Preference)	86,282
4,610		Hyundai Securities Co	58,476
2,168		Hyundai Steel Co	276,186
5,600		Industrial Bank Of Korea	107,619
4,300		Kangwon Land, Inc	97,761
12,957		KB Financial Group, Inc	694,565
184		KCC Corp	62,394
9,418		Kia Motors Corp	677,517
10,520	*	Korea Electric Power Corp	252,051
9,150		Korea Exchange Bank	77,981
1,370		Korea Gas Corp	43,702
1,350		Korea Investment Holdings Co Ltd	53,007
6,940		Korea Life Insurance Co Ltd	47,923
375		Korea Zinc Co Ltd	148,099
1,097		Korean Air Lines Co Ltd	67,062

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,520		KT Corp	$126,378
4,527		KT&G Corp	267,937
1,834		LG Chem Ltd	911,163
413		LG Chem Ltd (Preference)	71,167
3,794		LG Corp	349,296
3,515		LG Electronics, Inc	338,392
820		LG Electronics, Inc (Preference)	27,600
286		LG Household & Health Care Ltd	115,024
266		LG Innotek Co Ltd	26,868
7,060		LG Telecom Ltd	42,892
8,610		LG.Philips LCD Co Ltd	308,848
27		Lotte Confectionery Co Ltd	39,965
371		Lotte Shopping Co Ltd	169,199
680		LS Cable Ltd	75,374
610		LS Industrial Systems Co Ltd	45,323
201		Mando CORP	35,349
939		Mirae Asset Securities Co Ltd	38,051
506		Ncsoft	134,188
1,573	*	NHN Corp	312,061
2,541		POSCO	1,115,080
567		S1 Corp (Korea)	27,692
1,614		Samsung Card Co	80,193
4,893		Samsung Corp	354,461
2,167		Samsung Electro-Mechanics Co Ltd	209,767
4,284		Samsung Electronics Co Ltd	3,578,341
821		Samsung Electronics Co Ltd (Preference)	483,330
1,162		Samsung Engineering Co Ltd	258,427
1,319		Samsung Fire & Marine Insurance Co Ltd	283,336
6,690		Samsung Heavy Industries Co Ltd	303,295
1,794		Samsung Life Insurance Co Ltd	162,872
1,212		Samsung SDI Co Ltd	217,180
2,054		Samsung Securities Co Ltd	171,742
1,362		Samsung Techwin Co Ltd	112,257
708		Seoul Semiconductor Co Ltd	21,252
15,678		Shinhan Financial Group Co Ltd	769,132
1,156	m	Shinsegae Co Ltd	291,252
2,294	*	SK Broadband Co Ltd	9,213
360		SK C&C Co Ltd	37,023
1,116		SK Corp	200,562
2,410		SK Energy Co Ltd	524,271
3,580		SK Networks Co Ltd	39,673
461		SK Telecom Co Ltd	69,848
8,000		SK Telecom Co Ltd (ADR)	151,840
1,877		S-Oil Corp	280,634
3,220		STX Pan Ocean Co Ltd	26,134
3,360		Tong Yang Investment Bank	24,740
1,390		Woongjin Coway Co Ltd	46,453
10,810		Woori Finance Holdings Co Ltd	147,722
3,300		Woori Investment & Securities Co Ltd	66,247
306		Yuhan Corp	40,967

		TOTAL KOREA, REPUBLIC OF	23,777,501

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

MALAYSIA - 2.7%
28,900	*	AirAsia BHD	$28,063
38,400		Alliance Financial Group BHD	40,350
71,800		AMMB Holdings BHD	154,834
10,200		Asiatic Development BHD	27,568
76,400	*	Berjaya Corp BHD	29,460
28,400		Berjaya Sports Toto BHD	40,502
4,800		British American Tobacco Malaysia BHD	77,839
150,600		Bumiputra-Commerce Holdings BHD	416,922
13,400		Bursa Malaysia BHD	36,342
12,800		Digi.Com BHD	125,854
61,200		Gamuda BHD	77,320
83,500		Genting BHD	327,456
18,500	m	Hong Leong Bank BHD	64,956
9,500		Hong Leong Credit BHD	32,938
40,300		IJM Corp BHD	84,399
131,300		IOI Corp BHD	234,740
19,200		Kuala Lumpur Kepong BHD	137,045
14,600		Lafarge Malayan Cement BHD	35,728
119,800		Malayan Banking BHD	354,254
81,300		Maxis BHD	147,517
40,900		MISC BHD	107,829
33,200		MMC Corp BHD	30,102
13,231		Parkson Holdings BHD	25,607
84,300	*	Petronas Chemicals Group BHD	205,769
12,800		Petronas Dagangan BHD	66,939
23,000		Petronas Gas BHD	87,476
54,100		PLUS Expressways BHD	82,143
17,500		PPB Group BHD	100,392
38,000		Public Bank BHD (Foreign)	168,148
118,700		Resorts World BHD	147,720
17,200		RHB Capital BHD	51,518
105,400		Sime Darby BHD	321,110
23,250		SP Setia BHD	32,797
42,500		Telekom Malaysia BHD	57,295
101,950		Tenaga Nasional BHD	207,050
91,600	*	TM International BHD	151,730
22,500		UMW Holdings BHD	53,385
127,000		YTL Corp BHD	71,249
103,800		YTL Power International BHD	79,212

		TOTAL MALAYSIA	4,521,558

MEXICO - 4.4%
11,895		Alfa S.A. de C.V. (Class A)	178,140
765,185		America Movil S.A. de C.V. (Series L)	2,192,852
354,834	*	Cemex S.A. de C.V.	307,621
12,460		Coca-Cola Femsa S.A. de C.V.	99,276
38,686	*	Compartamos SAB de C.V.	72,152
6,000	*	Desarrolladora Homex S.A. de C.V.	28,250
18,218		Embotelladoras Arca SAB de C.V.	110,637
86,037		Fomento Economico Mexicano S.A. de C.V.	541,481
18,128		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	75,399

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

55,720		Grupo Bimbo S.A. de C.V. (Series A)	$122,943
22,098		Grupo Carso S.A. de C.V. (Series A1)	85,941
2,305		Grupo Elektra S.A. de C.V.	104,961
61,987		Grupo Financiero Banorte S.A. de C.V.	312,150
30,266		Grupo Financiero Inbursa S.A.	161,404
151,402		Grupo Mexico S.A. de C.V. (Series B)	524,239
26,952		Grupo Modelo S.A. (Series C)	168,525
93,726		Grupo Televisa S.A.	443,810
3,837		Industrias Penoles S.A. de C.V.	149,411
19,314		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	119,508
33,060		Mexichem SAB de C.V.	125,644
25,740	*	Minera Frisco SAB de C.V.	110,972
8,576		Southern Copper Corp (NY)	321,257
228,447	*	Telefonos de Mexico S.A. de C.V. (Series L)	214,522
16,222	*	Urbi Desarrollos Urbanos S.A. de C.V	38,865
246,389		Wal-Mart de Mexico S.A. de C.V. (Series V)	771,805

		TOTAL MEXICO	7,381,765

MOROCCO - 0.1%
713		Attijariwafa Bank	34,059
2,891		Douja Promotion Groupe Addoha S.A.	35,560
5,626		Maroc Telecom	111,343

		TOTAL MOROCCO	180,962

NETHERLANDS - 0.0%
73		ING Bank Slaski S.A.	24,094

		TOTAL NETHERLANDS	24,094

PERU - 0.3%
7,022		Cia de Minas Buenaventura S.A. (ADR) (Series B)	292,607
2,272		Credicorp Ltd (NY)	219,293

		TOTAL PERU	511,900

PHILIPPINES - 0.5%
76,900		Aboitiz Equity Ventures Inc	71,289
92,000		Aboitiz Power Corp	67,972
204,100		Alliance Global Group, Inc	56,642
6,690		Ayala Corp	61,194
147,300		Ayala Land, Inc	56,655
18,470		Banco de Oro Universal Bank	23,460
35,500		Bank of the Philippine Islands	48,829
730		Globe Telecom, Inc	15,359
18,480		Jollibee Foods Corp	40,840
13,720		Manila Electric Co	78,608
15,741		Metropolitan Bank & Trust	25,260
1,725		Philippine Long Distance Telephone Co	100,266
375,400		PNOC Energy Development Corp	59,302
6,920		SM Investments Corp	93,654
113,100		SM Prime Holdings	31,747

		TOTAL PHILIPPINES	831,077

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

POLAND - 1.6%
2,499		Asseco Poland S.A.	$49,997
889		Bank Handlowy w Warszawie S.A.	33,481
8,529	*	Bank Millennium S.A.	17,481
4,181		Bank Pekao S.A.	274,043
413	*	BRE Bank S.A.	53,809
2,687		Cyfrowy Polsat S.A.	16,427
6,209		Enea S.A.	45,608
8,641	*	Getin Holding S.A.	48,558
2,924	*	Globe Trade Centre S.A.	22,804
3,502	*	Grupa Lotos S.A.	62,646
5,649		KGHM Polska Miedz S.A.	415,539
437		PBG S.A.	27,014
79,292		Polish Oil & Gas Co	116,132
27,129		Polska Grupa Energetyczna S.A.	244,840
13,259	*	Polski Koncern Naftowy Orlen S.A.	276,358
24,617		Powszechna Kasa Oszczednosci Bank Polski S.A.	423,624
1,918		Powszechny Zaklad Ubezpieczen S.A.	269,528
43,482	*	Tauron Polska Energia S.A.	101,564
26,449		Telekomunikacja Polska S.A.	174,852
3,952		TVN S.A.	26,188

		TOTAL POLAND	2,700,493

RUSSIA - 6.6%
3,605	f	AFK Sistema (GDR) (purchased 9/1/10, cost $91,292)	102,087
5,335	*,f,m	Comstar United Telesystems (GDR) (purchased 9/1/10, cost $34,558)	36,812
159	*,f	Evraz Group S.A. (GDR) (purchased 1/31/11, cost $6,301)	5,403
204,770		Gazprom (ADR)	3,469,568
554		Gazpromneft OAO (ADR)	14,053
17,911		LUKOIL (ADR)	1,244,848
9,102	f	Magnit OAO (GDR) (purchased 9/1/10, cost $204,235)	255,890
5,934		Mechel Steel Group OAO (ADR)	169,534
26,560		MMC Norilsk Nickel (ADR)	735,215
19,619		Mobile TeleSystems (ADR)	414,942
3,634	f	NovaTek OAO (GDR) (purchased 9/1/10, cost $296,964)	512,473
3,756	f	Novolipetsk Steel (GDR) (purchased 9/1/10, cost $121,111)	143,883
209	*,f	Pharmstandard (GDR) (purchased 1/31/11, cost $6,264)	5,397
3,890	*,f	Polymetal (GDR) (purchased 9/1/10, cost $48,258)	74,455
3,558		Polyus Gold Co (ADR)	128,088
400		Polyus Gold Co (ADR) (London)	14,580
62,716	f	Rosneft Oil Co (GDR) (purchsed 9/1/10, cost $425,328)	561,697
198		Rostelecom (ADR)	7,029
44,350	*	RusHydro (ADR)	231,212
3,371	f	Sberbank (GDR) (purchased 9/1/10, cost $1,054,418)	1,344,354
8,692	f	Severstal (GDR) (purchased 9/1/10, cost $115,623)	157,231
41,324		Surgutneftegaz (ADR)	441,893
8,100		Tatneft (ADR)	365,897
3,034	*,f	TMK OAO (GDR) (purchased 9/1/10, cost $49,578)	62,370
6,212	f	Uralkali (GDR) (purchased 9/1/10, cost $160,797)	261,899
48,962	f	VTB Bank OJSC (GDR) (purchased 9/1/10, cost $291,558)	317,857
2,826		Wimm-Bill-Dann Foods OJSC (ADR)	99,730
146	*,f	X 5 Retail Group NV (GDR) (purchased 1/31/11, cost $6,189)	5,164

		TOTAL RUSSIA	11,183,561

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 7.2%
10,925		ABSA Group Ltd	$226,441
28,976		African Bank Investments Ltd	169,155
4,594		African Rainbow Minerals Ltd	149,626
2,470		Anglo Platinum Ltd	251,371
14,955		AngloGold Ashanti Ltd	761,584
9,459		Aspen Pharmacare Holdings Ltd	116,770
17,256		Aveng Ltd	91,694
11,844		Bidvest Group Ltd	273,066
10,046		Discovery Holdings Ltd	57,950
114,202		FirstRand Ltd	359,650
7,615		Foschini Ltd	105,110
27,150		Gold Fields Ltd	485,614
50,054		Growthpoint Properties Ltd	138,962
13,924		Harmony Gold Mining Co Ltd	213,760
20,033		Impala Platinum Holdings Ltd	626,489
6,226		Imperial Holdings Ltd	112,023
8,829		Investec Ltd	71,453
2,872		Kumba Iron Ore Ltd	210,157
5,511		Kumba Resources Ltd	149,169
4,087		Liberty Holdings Ltd	44,818
7,605		Massmart Holdings Ltd	166,501
44,035		Metropolitan Holdings Ltd	114,229
6,691		Mittal Steel South Africa Ltd	91,633
65,583		MTN Group Ltd	1,458,719
14,721		Murray & Roberts Holdings Ltd	56,500
15,151		Naspers Ltd (N Shares)	912,425
6,545		Nedbank Group Ltd	145,831
40,305		Network Healthcare Holdings Ltd	87,023
4,796		Northam Platinum Ltd	31,692
8,495		Pick’n Pay Stores Ltd	54,971
19,146		Pretoria Portland Cement Co Ltd	72,909
79,060		Redefine Income Fund Ltd	94,317
17,672		Remgro Ltd	306,443
6,851		Reunert Ltd	65,014
32,682		RMB Holdings Ltd	141,200
28,863		RMI Holdings	52,142
74,065		Sanlam Ltd	317,696
19,834	*	Sappi Ltd	108,193
22,543		Sasol Ltd	1,302,667
16,258		Shoprite Holdings Ltd	256,603
7,246		Spar Group Ltd	107,496
46,935		Standard Bank Group Ltd	737,138
41,637	*	Steinhoff International Holdings Ltd	160,557
11,648		Telkom S.A. Ltd	67,865
6,821		Tiger Brands Ltd	200,232
15,633		Truworths International Ltd	180,835
13,470		Vodacom Group Pty Ltd	164,978
26,783		Woolworths Holdings Ltd	122,241

		TOTAL SOUTH AFRICA	12,192,912

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TAIWAN - 10.8%
103,000		Acer, Inc	$193,230
200,000		Advanced Semiconductor Engineering, Inc	234,246
5,000		Advantech Co Ltd	16,588
66,000		Asia Cement Corp	88,489
23,000		Asustek Computer, Inc	207,637
306,000	*	AU Optronics Corp	246,660
38,000	*	Benq Corp	21,665
56,000		Capital Securities Corp	27,313
20,000		Catcher Technology Co Ltd	125,872
254,000		Cathay Financial Holding Co Ltd	424,680
139,000		Chang Hwa Commercial Bank	121,484
34,000		Cheng Shin Rubber Industry Co Ltd	85,947
8,000		Cheng Uei Precision Industry Co Ltd	16,091
13,000		Chicony Electronics Co Ltd	25,645
56,000	*	China Airlines	35,848
387,000		China Development Financial Holding Corp	162,381
43,000		China Life Insurance Co Ltd (Taiwan)	50,359
11,000		China Motor Corp	10,429
76,000	*	China Petrochemical Development Corp	94,843
405,000		China Steel Corp	501,523
365,000		Chinatrust Financial Holding Co	335,341
104,000	*	Chunghwa Picture Tubes Ltd	13,988
151,600		Chunghwa Telecom Co Ltd	482,262
8,000		Clevo Co	18,337
107,000	*	CMC Magnetics Corp	26,065
175,000		Compal Electronics, Inc	198,769
27,000		Coretronic Corp	41,416
71,000		Delta Electronics, Inc	317,820
102,000		E.Sun Financial Holding Co Ltd	72,377
26,000		Epistar Corp	86,441
28,000		Eternal Chemical Co Ltd	33,664
41,000	*	Eva Airways Corp	37,803
53,000	*	Evergreen Marine Corp Tawain Ltd	49,121
7,000		Everlight Electronics Co Ltd	20,040
24,000		Far Eastern Department Stores Co Ltd	42,488
121,000		Far Eastern Textile Co Ltd	190,495
61,000		Far EasTone Telecommunications Co Ltd	92,547
7,000		Farglory Land Development Co Ltd	15,996
9,000		Feng Hsin Iron & Steel Co	16,449
179,000		First Financial Holding Co Ltd	166,078
114,000		Formosa Chemicals & Fibre Corp	461,002
1,000		Formosa International Hotels Corp	18,639
49,000		Formosa Petrochemical Corp	172,367
158,000		Formosa Plastics Corp	647,032
14,000		Formosa Taffeta Co Ltd	15,183
26,000		Foxconn Technology Co Ltd	124,666
210,000		Fubon Financial Holding Co Ltd	308,483
256,000		Fuhwa Financial Holdings Co Ltd	178,163

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

7,000		Giant Manufacturing Co Ltd	$28,004
107,000	*	HannStar Display Corp	18,867
26,000		High Tech Computer Corp	1,183,434
8,000		Highwealth Construction Corp	17,783
7,000		Hiwin Technologies Corp	69,898
339,000		Hon Hai Precision Industry Co, Ltd	1,287,360
146,000		Hua Nan Financial Holdings Co Ltd	116,911
197,000	*	InnoLux Display Corp	202,783
63,000	*	Inotera Memories, Inc	31,681
64,000		Inventec Co Ltd	34,461
135,000		KGI Securities Co Ltd	70,900
8,000		Kinsus Interconnect Technology Corp	27,949
4,000		Largan Precision Co Ltd	127,149
19,412		LEE Chang Yung Chem IND Corp	57,500
91,000		Lite-On Technology Corp	115,390
151,000		Macronix International	99,276
37,000		MediaTek, Inc	409,697
319,000		Mega Financial Holding Co Ltd	278,706
43,000		Mitac International	18,200
6,000		Motech Industries, Inc	22,671
15,000	*	MStar Semiconductor, Inc	124,395
8,000	*	Nan Kang Rubber Tire Co Ltd	12,706
187,000		Nan Ya Plastics Corp	574,386
7,000		Nan Ya Printed Circuit Board Corp	22,910
21,656	*	Nanya Technology Corp	11,002
21,000		Novatek Microelectronics Corp Ltd	64,366
62,000	*	Pegatron Technology Corp	65,599
3,000		Phison Electronics Corp	16,193
92,000		Polaris Securities Co Ltd	66,275
63,000		Pou Chen Corp	59,523
195,000	*	Powerchip Semiconductor Corp	42,193
28,000		Powertech Technology, Inc	101,859
23,000		President Chain Store Corp	126,263
26,000	*	Prime View International Co Ltd	53,107
104,000		Quanta Computer, Inc	205,267
8,000		Realtek Semiconductor Corp	15,938
3,000		Richtek Technology Corp	20,092
8,000		Ruentex Development Co Ltd	13,344
10,000		Ruentex Industries Ltd	28,273
238,934	*	Shin Kong Financial Holding Co Ltd	104,903
125,000		Siliconware Precision Industries Co	167,625
6,000		Simplo Technology Co Ltd	40,724
13,000		Sino-American Silicon Products, Inc	48,279
239,000		SinoPac Financial Holdings Co Ltd	113,570
35,000		Synnex Technology International Corp	89,475
19,000		Tainan Spinning Co Ltd	12,768
171,000	*	Taishin Financial Holdings Co Ltd	100,790
77,000	*	Taiwan Business Bank	31,344
139,914		Taiwan Cement Corp	205,559
138,000		Taiwan Cooperative Bank	115,880
30,000		Taiwan Fertilizer Co Ltd	101,222
41,000		Taiwan Glass Industrial Corp	67,030

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

70,000		Taiwan Mobile Co Ltd	$180,772
956,000		Taiwan Semiconductor Manufacturing Co Ltd	2,472,681
46,344	*	Tatung Co Ltd	23,263
81,000		Teco Electric and Machinery Co Ltd	57,387
4,000	*	TPK HOLDING CO Ltd	119,747
6,000		Transcend Information, Inc	17,656
11,000		Tripod Technology Corp	52,123
24,000		TSRC Corp	71,779
17,000		Tung Ho Steel Enterprise Corp	20,130
18,000		U-Ming Marine Transport Corp	39,030
54,000		Unimicron Technology Corp	89,080
152,000		Uni-President Enterprises Corp	219,082
505,000		United Microelectronics Corp	263,585
151,000	*	Walsin Lihwa Corp	87,652
33,000	*	Wan Hai Lines Ltd	25,283
121,000	*	Winbond Electronics Corp	38,278
58,000	*	Wintek Corp	84,869
80,000		Wistron Corp	144,167
36,000		WPG Holdings Co Ltd	66,686
50,000	*	Yang Ming Marine Transport	42,411
3,143		Young Fast Optoelectronics Co Ltd	21,556
23,000		Yulon Motor Co Ltd	47,940

		TOTAL TAIWAN	18,100,599

THAILAND - 1.7%
24,700		Advanced Info Service PCL	76,706
53,200		Bangkok Bank PCL (Foreign Reg)	303,622
39,400		Bank of Ayudhya PCL	37,423
6,900		Banpu PCL	172,689
27,600		BEC World PCL (Foreign)	31,937
112,800		Charoen Pokphand Foods PCL	111,628
83,100		CP Seven Eleven PCL	120,574
28,500		Glow Energy PCL	43,737
26,778		Indorama Ventures PCL	47,873
27,600		Indorama Ventures PCL	49,342
460,000		IRPC PCL	95,705
64,900		Kasikornbank PCL (Foreign)	283,219
73,800		Krung Thai Bank PCL	48,552
54,700		PTT Aromatics & Refining PCL	75,781
13,900		PTT Chemical PCL	74,806
47,400		PTT Exploration & Production PCL	295,357
34,300		PTT PCL	431,706
12,200		Siam Cement PCL reg	169,301
53,000		Siam Commercial Bank PCL	206,267
13,900		Thai Airways International PCL	17,849
37,500		Thai Oil PCL	106,436

		TOTAL THAILAND	2,800,510

TURKEY - 1.4%
48,290		Akbank TAS	251,039
7,485		Anadolu Efes Biracilik Ve Malt Sanayii AS	114,935
4,292		Arcelik AS	24,329

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

11,964		Asya Katilim Bankasi AS	$23,697
3,076		BIM Birlesik Magazalar AS	107,162
1,178		Coca-Cola Icecek AS	17,726
11,493		Enka Insaat ve Sanayi AS	50,276
5,448	*	Eregli Demir ve Celik Fabrikalari TAS	15,545
15,851	*	Eregli Demir ve Celik Fabrikalari TAS	48,264
27,080		Haci Omer Sabanci Holding AS	144,969
27,015		KOC Holding AS	145,234
5,438		Tupras Turkiye Petrol Rafine	176,941
8,093	*	Turk Hava Yollari	23,859
19,166		Turk Telekomunikasyon AS	99,804
29,318		Turkcell Iletisim Hizmet AS	173,417
83,092		Turkiye Garanti Bankasi AS	430,345
12,875		Turkiye Halk Bankasi AS	111,600
65,769		Turkiye Is Bankasi (Series C)	232,561
28,569		Turkiye Vakiflar Bankasi Tao	75,849
31,565	*	Yapi ve Kredi Bankasi	99,256

		TOTAL TURKEY	2,366,808

UKRAINE - 0.0%
1,493	*	Kernel Holding S.A.	40,493

		TOTAL UKRAINE	40,493

UNITED KINGDOM - 0.0%
1,356	*,f	O’Key Group S.A. (ADR) (purchased 3/10/11, cost $15,062)	14,280

		TOTAL UNITED KINGDOM	14,280

UNITED STATES - 5.1%
27,500		iShares MSCI Emerging Markets	1,375,000
145,000		Vanguard Emerging Markets ETF	7,334,100

		TOTAL UNITED STATES	8,709,100

		TOTAL COMMON STOCKS	166,685,399

		(Cost $140,417,843)

PREFERRED STOCKS - 0.6%

BRAZIL - 0.6%
29,475	*	Ambev Cia De Bebidas Das	938,658

		TOTAL BRAZIL	938,658

		TOTAL PREFERRED STOCKS	938,658

		(Cost $678,168)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
16		Cia de Transmissao de Energia Electrica Paulista	13
57		HRT Participacoes em Petroleo	363
17		Tim Participacoes S.A.	2

		TOTAL BRAZIL	378

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

		TOTAL RIGHTS / WARRANTS	$378

		(Cost $0)

		TOTAL INVESTMENTS - 99.6%	167,624,564
		(Cost $141,096,011)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	724,798

		NET ASSETS - 100.0%	$168,349,362

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund

	*	Non-income producing.
	f	Restricted security. At 4/30/11, the value of these securities amounted to $4,044,421 or 2.4% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$47,640,723	28.3%
MATERIALS	24,691,530	14.7
ENERGY	22,460,981	13.3
INFORMATION TECHNOLOGY	20,228,371	12.0
INDUSTRIALS	11,728,793	7.0
TELECOMMUNICATION SERVICES	11,500,839	6.8
CONSUMER DISCRETIONARY	11,095,223	6.6
CONSUMER STAPLES	10,912,588	6.5
UTILITIES	5,918,218	3.5
HEALTH CARE	1,447,298	0.9
OTHER ASSETS & LIABILITIES, NET	724,798	0.4

NET ASSETS	$168,349,362	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 8.7%
21,553	AGL Energy Ltd	$343,964
1,109	AMP Ltd	6,671
237,890	Australia & New Zealand Banking Group Ltd	6,336,738
62,800	Bendigo Bank Ltd	644,489
167,869	BHP Billiton Ltd	8,499,137
83,553	Caltex Australia Ltd	1,302,132
52,768	Coca-Cola Amatil Ltd	691,670
1,044	Cochlear Ltd	92,301
113,858	Commonwealth Bank of Australia	6,721,350
34,697	CSL Ltd	1,309,309
22,557	Goodman Fielder Ltd	26,621
58,268	John Fairfax Holdings Ltd	84,525
1,491	Leighton Holdings Ltd	39,722
75,681	National Australia Bank Ltd	2,253,232
204,423	QBE Insurance Group Ltd	4,199,710
5,388	Ramsay Health Care Ltd	106,909
68,311	Rio Tinto Ltd	6,183,892
69,973	Santos Ltd	1,162,843
21,349	Stockland Trust Group	88,633
105,089	Suncorp-Metway Ltd	961,617
630,039	Telstra Corp Ltd	2,012,409
106,809	Westpac Banking Corp	2,915,900
118,934	Woolworths Ltd	3,461,110
27,959	WorleyParsons Ltd	933,639

	TOTAL AUSTRALIA	50,378,523

AUSTRIA - 0.4%
56,519	OMV AG.	2,576,728

	TOTAL AUSTRIA	2,576,728

BELGIUM - 0.7%
2,413	Belgacom S.A.	94,880
4,785	Delhaize Group	414,005
55,603	InBev NV	3,548,466

	TOTAL BELGIUM	4,057,351

DENMARK - 1.4%
80	AP Moller - Maersk AS (Class A)	786,754
108	AP Moller - Maersk AS (Class B)	1,094,589
19,572	Carlsberg AS (Class B)	2,322,315
29,821	Novo Nordisk AS (Class B)	3,775,137

	TOTAL DENMARK	7,978,795

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.3%
11,545		Stora Enso Oyj (R Shares)	$139,189
184,239		UPM-Kymmene Oyj	3,778,973
92,572		Wartsila Oyj (B Shares)	3,638,925

		TOTAL FINLAND	7,557,087

FRANCE - 9.7%
67,428		AXA S.A.	1,511,604
99,495		BNP Paribas	7,865,522
22,962		Casino Guichard Perrachon S.A.	2,416,090
3,233		Christian Dior S.A.	518,630
170,240		Credit Agricole S.A.	2,831,762
131,145		Gaz de France	5,362,424
7,037		ICADE	902,122
13,442		M6-Metropole Television	356,644
604,370	*	Natixis	3,474,079
21,017	*	Peugeot S.A.	953,814
50,295		Publicis Groupe S.A.	2,849,226
81,209		Safran S.A.	3,150,569
84,643		Sanofi-Aventis	6,696,699
47,011		SCOR	1,435,092
8,682		Societe BIC S.A.	844,088
8,092		Sodexho Alliance S.A.	630,397
149,725		Total S.A.	9,588,593
30,544		Vinci S.A.	2,038,858
89,967		Vivendi Universal S.A.	2,820,907

		TOTAL FRANCE	56,247,120

GERMANY - 9.3%
40,693		Allianz AG.	6,393,321
68,220		BASF AG.	7,005,095
41,214		Bayerische Motoren Werke AG.	3,880,239
51,969		DaimlerChrysler AG. (EUR)	4,016,492
182,299	*	Deutsche Lufthansa AG.	4,135,950
56,717		E.ON AG.	1,938,536
26,244		Hannover Rueckversicherung AG.	1,587,115
19,248		Henkel KGaA (Preference)	1,312,228
429,538		Infineon Technologies AG.	4,869,893
27,995		Porsche AG.	2,023,573
16,464		ProSiebenSat.1 Media AG.	471,779
69,990		Siemens AG.	10,180,660
31,371		Suedzucker AG.	967,129
26,981		Volkswagen AG.	4,804,755

		TOTAL GERMANY	53,586,765

HONG KONG - 2.7%
753,800	*	AIA Group Ltd	2,542,183
37,300		ASM Pacific Technology	502,466
103,500		CLP Holdings Ltd	851,314
142,000		Hong Kong Electric Holdings Ltd	994,364
74,000		Hopewell Holdings	223,762
71,500		Kerry Properties Ltd	382,333
560,091		Link Real Estate Investment Trust	1,765,199

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

946,178	New World Development Ltd	$1,665,182
1,069,000	SJM Holdings Ltd	2,309,769
218,500	Swire Pacific Ltd (Class A)	3,344,178
24,700	Wharf Holdings Ltd	181,255
118,000	Wheelock & Co Ltd	487,293
68,000	Yue Yuen Industrial Holdings	234,916

	TOTAL HONG KONG	15,484,214

IRELAND - 0.3%
30,620	CRH plc	760,090
14,990	Kerry Group plc (Class A)	621,668
8,077	Shire Ltd	250,650

	TOTAL IRELAND	1,632,408

ISRAEL - 0.7%
50,020	Bank Leumi Le-Israel	260,241
83,085	Bezeq Israeli Telecommunication Corp Ltd	246,829
2,376	Cellcom Israel Ltd	76,396
366	Delek Group Ltd	97,420
22,325	Israel Chemicals Ltd	396,245
134	Israel Corp Ltd	167,032
38,111	Mizrahi Tefahot Bank Ltd	423,062
4,083	Partner Communications	77,431
45,761	Teva Pharmaceutical Industries Ltd	2,102,538

	TOTAL ISRAEL	3,847,194

ITALY - 2.7%
880,015	Banca Intesa S.p.A.	2,922,928
449,190	Banca Intesa S.p.A. RSP	1,288,049
11,071	ENI S.p.A.	296,411
53,670	Finmeccanica S.p.A.	725,163
21,518	Luxottica Group S.p.A.	711,354
212,322	Pirelli & C S.p.A.	2,210,418
2,319,751	Telecom Italia RSP	2,991,352
1,396,335	Telecom Italia S.p.A.	2,099,568
411,083	Terna Rete Elettrica Nazionale S.p.A.	2,058,078

	TOTAL ITALY	15,303,321

JAPAN - 19.1%
215,800	Aeon Co Ltd	2,600,075
62,900	Aisin Seiki Co Ltd	2,218,589
13,500	Alfresa Holdings Corp	476,717
211,000	Asahi Glass Co Ltd	2,678,921
301,000	Asahi Kasei Corp	2,080,586
1,800	Astellas Pharma, Inc	68,748
24,000	Benesse Corp	998,242
80,000	Brother Industries Ltd	1,225,014
103,300	Canon, Inc	4,864,660
195	Central Japan Railway Co	1,474,333
58,600	Chubu Electric Power Co, Inc	1,284,056
9,300	Coca-Cola West Japan Co Ltd	192,605
97,000	Cosmo Oil Co Ltd	320,188

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

125,500		Credit Saison Co Ltd	$2,104,425
102,000		Dai Nippon Printing Co Ltd	1,223,590
13,000	*	Daihatsu Motor Co Ltd	209,997
109,400		Dainippon Sumitomo Pharma Co Ltd	1,051,966
6,300		Daito Trust Construction Co Ltd	504,000
51,300		Denso Corp	1,716,828
101,100		Eisai Co Ltd	3,676,288
3,600		Electric Power Development Co	94,447
76,900	*	Elpida Memory, Inc	1,152,266
1,900	*	Fanuc Ltd	318,059
1,300		Fast Retailing Co Ltd	204,979
366		Fuji Television Network, Inc	489,252
128,000		Gunma Bank Ltd	692,862
106,000		Hachijuni Bank Ltd	632,790
5,140		Hakuhodo DY Holdings, Inc	269,149
904,000		Hitachi Ltd	4,906,667
125,400		Honda Motor Co Ltd	4,820,891
5,700		Idemitsu Kosan Co Ltd	674,086
152		Inpex Holdings, Inc	1,168,544
252,000		J Front Retailing Co Ltd	1,095,089
168	*	Japan Retail Fund Investment Corp	271,607
162,000		Joyo Bank Ltd	653,850
3,500		JTEKT Corp	45,466
505		Jupiter Telecommunications Co	542,779
51,400		Kansai Electric Power Co, Inc	1,082,606
30,800		Kao Corp	771,002
95		KDDI Corp	634,227
61,600		Komatsu Ltd	2,171,977
4,000		Kyocera Corp	441,339
20,400		MEIJI Holdings Co Ltd	871,284
83,000		Millea Holdings, Inc	2,321,879
242,000		Mitsubishi Chemical Holdings Corp	1,638,675
108,000		Mitsubishi Corp	2,929,788
127,000		Mitsubishi Electric Corp	1,413,928
1,033,400		Mitsubishi UFJ Financial Group, Inc	4,959,892
160,800		Mitsui & Co Ltd	2,861,448
511,000		Mitsui Chemicals, Inc	1,872,271
307,000		Mitsui Mining & Smelting Co Ltd	1,099,095
1,197,300		Mizuho Financial Group, Inc	1,896,937
8,400		Murata Manufacturing Co Ltd	606,684
50,200		Nippon Telegraph & Telephone Corp	2,339,186
458,000		Nippon Yusen Kabushiki Kaisha	1,693,152
120,700		Nissan Motor Co Ltd	1,161,317
45,500		Nisshin Seifun Group, Inc	569,562
25,400		Nitto Denko Corp	1,360,331
8,000		NKSJ Holdings, Inc	51,561
62,000		NSK Ltd	550,196
48,000		NTN Corp	230,501
843		NTT DoCoMo, Inc	1,564,081
2,770		Obic Co Ltd	513,681
3,400		Omron Corp	93,516
900		Oriental Land Co Ltd	76,417

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

3,190	*	ORIX Corp	$313,402
197,000		Osaka Gas Co Ltd	726,979
72	*	Rakuten, Inc	66,856
6,300		Sankyo Co Ltd	327,635
123,000		Sapporo Holdings Ltd	494,269
151,900		Sega Sammy Holdings, Inc	2,660,689
32,700		Seiko Epson Corp	569,002
186,000		Sekisui Chemical Co Ltd	1,560,530
183		Seven Bank Ltd	346,821
77,000	*	Sharp Corp	708,448
19,500		Shinko Electric Industries	200,255
46,000	*	Shinko Securities Co Ltd	117,073
6,800		Softbank Corp	286,938
94,100		Sumitomo Corp	1,298,094
167,400		Sumitomo Electric Industries Ltd	2,330,734
57,000		Sumitomo Metal Mining Co Ltd	1,017,767
120,100		Sumitomo Mitsui Financial Group, Inc	3,730,529
20,100		Takeda Pharmaceutical Co Ltd	974,103
2,200		Tokyo Electron Ltd	127,367
283,000		Tokyo Gas Co Ltd	1,262,616
18,000		Toyo Suisan Kaisha Ltd	414,536
25,100	*	Toyota Motor Corp	1,001,267
860		USS Co Ltd	66,088
419		West Japan Railway Co	1,527,981
18,880		Yamada Denki Co Ltd	1,326,435

		TOTAL JAPAN	110,235,558

KAZAKHSTAN - 0.1%
46,032		Eurasian Natural Resources Corp	705,418

		TOTAL KAZAKHSTAN	705,418

MACAU - 0.1%
147,600		Wynn Macau Ltd	526,762

		TOTAL MACAU	526,762

MALAYSIA - 0.0%
52,000	*	Genting International plc	92,357

		TOTAL MALAYSIA	92,357

NETHERLANDS - 5.1%
37,473		ASML Holding NV	1,561,952
76,149		DSM NV	5,248,706
21,066		Heineken Holding NV	1,111,561
138,133		Koninklijke Ahold NV	1,939,871
172,421		Royal Dutch Shell plc (A Shares)	6,716,082
242,374		Royal Dutch Shell plc (B Shares)	9,429,482
202,904		Royal KPN NV	3,220,193

		TOTAL NETHERLANDS	29,227,847

NEW ZEALAND - 0.0%
4,972		Fletcher Building Ltd	37,065

		TOTAL NEW ZEALAND	37,065

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

NORWAY - 1.1%
135,190	DNB NOR Holding ASA	$2,198,275
76,425	SeaDrill Ltd	2,711,400
48,682	Telenor ASA	841,015
9,374	Yara International ASA	548,807

	TOTAL NORWAY	6,299,497

PORTUGAL - 0.3%
420,269	Energias de Portugal S.A.	1,717,003

	TOTAL PORTUGAL	1,717,003

SINGAPORE - 1.5%
9,000	DBS Group Holdings Ltd	110,268
35,000	Fraser and Neave Ltd	179,425
2,019,000	Golden Agri-Resources Ltd	1,099,673
25,000	Jardine Cycle & Carriage Ltd	754,506
1,160,000	Neptune Orient Lines Ltd	1,786,755
352,000	SembCorp Industries Ltd	1,555,194
267,000	SembCorp Marine Ltd	1,238,983
115,000	United Overseas Land Ltd	455,311
1,184,000	Yangzijiang Shipbuilding	1,753,708

	TOTAL SINGAPORE	8,933,823

SPAIN - 3.5%
77,367	ACS Actividades Cons y Servicios S.A.	3,892,122
32,758	Banco Bilbao Vizcaya Argentaria S.A.	419,614
329,111	Banco Santander Central Hispano S.A.	4,202,905
171,358	Cintra Concesiones de Infraestructuras de Transporte S.A.	2,362,666
175,402	Corp Mapfre S.A.	732,108
57,518	Criteria Caixacorp S.A.	424,281
220,796	Gas Natural SDG S.A.	4,540,072
8,573	Indra Sistemas S.A.	194,448
73,653	Repsol YPF S.A.	2,629,351
36,255	Telefonica S.A.	973,996

	TOTAL SPAIN	20,371,563

SWEDEN - 2.9%
136,887	Atlas Copco AB (A Shares)	4,020,398
209,983	Boliden AB	4,736,242
40,231	Ericsson (LM) (B Shares)	610,446
14,627	Industrivarden AB	291,923
65,248	Kinnevik Investment AB (Series B)	1,684,783
341,020	Nordea Bank AB	3,888,138
137,551	Skandinaviska Enskilda Banken AB (Class A)	1,322,265
12,393	Swedish Match AB	439,847

	TOTAL SWEDEN	16,994,042

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

SWITZERLAND - 8.0%
21,931	Aryzta AG.	$1,223,278
18,784	Baloise Holding AG.	2,078,940
64,556	Julius Baer Holding AG.	1,272,405
181,087	Nestle S.A.	11,239,777
164,943	Novartis AG.	9,781,148
5,279	Pargesa Holding S.A.	542,959
24,569	Roche Holding AG.	3,988,035
236,080	STMicroelectronics NV	2,793,725
4,435	Swiss Life Holding	809,766
9,938	Swisscom AG.	4,561,373
213	Syngenta AG.	75,329
10,146	Synthes, Inc	1,748,610
21,476	Zurich Financial Services AG.	6,038,590

	TOTAL SWITZERLAND	46,153,935

UNITED KINGDOM - 17.9%
72,166	Aggreko plc	2,159,031
152,256	AstraZeneca plc (ADR)	7,586,916
278,910	Aviva plc	2,087,359
190,375	BAE Systems plc	1,045,027
195,649	Balfour Beatty plc	1,073,509
1,099,866	Barclays plc	5,228,775
118,926	BG Group plc	3,062,534
182,284	BHP Billiton plc	7,706,971
57,411	BP plc (ADR)	2,648,944
178,403	British American Tobacco plc	7,795,693
30,860	British Land Co plc	310,718
212,390	British Sky Broadcasting plc	2,987,126
969,017	BT Group plc	3,181,379
14,403	Carnival plc	579,908
826,521	Centrica plc	4,438,752
183,161	Diageo plc	3,726,098
6,210	Experian Group Ltd	83,801
133,747	Firstgroup plc	726,767
86,751	GlaxoSmithKline plc	1,895,079
14,126	Hammerson plc	111,056
538,481	HSBC Holdings plc	5,873,695
3,804	Imperial Tobacco Group plc	134,176
65,070	Intercontinental Hotels Group plc	1,428,469
105,465	Investec plc	849,335
244,608	J Sainsbury plc	1,424,798
2,012,914	Legal & General Group plc	4,140,172
22,625	Liberty International plc	153,761
248,597	Marks & Spencer Group plc	1,615,182
24,013	National Grid plc	246,376
101,029	Petrofac Ltd	2,554,071
136,676	Prudential plc	1,768,233
33,802	Reckitt Benckiser Group plc	1,880,982
417,814	Resolution Ltd	2,115,840
123,968	Rio Tinto plc	9,045,358
226,398	Sage Group plc	1,080,388
44,381	Schroders plc	1,410,070
176,943	Segro plc	963,026

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

59,733		Smiths Group plc	$1,331,917
99,814		Tesco plc	672,936
29,135		Unilever plc	946,492
192,843		Vodafone Group plc (ADR)	5,615,588

		TOTAL UNITED KINGDOM	103,686,308

UNITED STATES - 1.8%
163,550		iShares MSCI EAFE Index Fund	10,378,883

		TOTAL UNITED STATES	10,378,883

		TOTAL COMMON STOCKS	574,009,567

		(Cost $486,551,762)

		TOTAL INVESTMENTS - 99.3%	574,009,567
		(Cost $486,551,762)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	4,714,077

		NET ASSETS - 100.0%	$578,723,644

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$146,075,704	25.2%
INDUSTRIALS	72,690,169	12.6
MATERIALS	64,102,274	11.1
CONSUMER DISCRETIONARY	58,383,225	10.1
CONSUMER STAPLES	55,329,817	9.6
ENERGY	47,775,028	8.3
HEALTH CARE	45,581,153	7.9
TELECOMMUNICATION SERVICES	30,816,841	5.3
UTILITIES	26,941,587	4.7
INFORMATION TECHNOLOGY	26,313,769	4.5
OTHER ASSETS & LIABILITIES, NET	4,714,077	0.7

NET ASSETS	$578,723,644	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.3%
37,499		Autoliv, Inc	$3,004,795
159,664	*	Ford Motor Co	2,470,002
40,579		Lear Corp (New)	2,075,210
49,967	*	TRW Automotive Holdings Corp	2,851,117

		TOTAL AUTOMOBILES & COMPONENTS	10,401,124

CAPITAL GOODS - 11.6%
26,186		3M Co	2,545,541
27,482		Alliant Techsystems, Inc	1,941,603
59,627		Ametek, Inc	2,745,227
43,937		Bucyrus International, Inc (Class A)	4,018,039
66,727		Caterpillar, Inc	7,700,963
52,847		Chicago Bridge & Iron Co NV	2,142,417
16,154		Cooper Industries plc	1,065,356
36,334		Danaher Corp	2,007,090
93,395		Dover Corp	6,354,596
95,600		Eaton Corp	5,117,468
125,773		Emerson Electric Co	7,641,968
36,551		Gardner Denver, Inc	3,158,372
19,675		General Electric Co	402,354
60,027		Honeywell International, Inc	3,675,453
56,600		Joy Global, Inc	5,713,770
11,307		KBR, Inc	433,850
19,430		Lennox International, Inc	944,492
1,427		Lincoln Electric Holdings, Inc	112,134
69,791		Lockheed Martin Corp	5,530,937
22,589	*	Navistar International Corp	1,570,387
58,788		Parker Hannifin Corp	5,544,884
33,980		Rockwell Automation, Inc	2,960,677
98,876		Rockwell Collins, Inc	6,239,076
11,864	*	Thomas & Betts Corp	687,756
75,109		Timken Co	4,235,397
20,099		Toro Co	1,364,923
82,014		Tyco International Ltd	3,997,362
49,978		United Technologies Corp	4,477,029
3,931	*	WABCO Holdings, Inc	290,304
7,981	*	WESCO International, Inc	494,423
9,665		Westinghouse Air Brake Technologies Corp	689,888

		TOTAL CAPITAL GOODS	95,803,736

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
8,130		Avery Dennison Corp	339,346
15,600		Dun & Bradstreet Corp	1,282,008
8,378		Towers Watson & Co	480,562
60,302	*	Verisk Analytics, Inc	1,983,936

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,085,852

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.1%
42,692		Harman International Industries, Inc	$2,071,843
22,751		Nike, Inc (Class B)	1,872,862
24,735	*	Tempur-Pedic International, Inc	1,552,863
63,480		Tupperware Corp	4,041,772

		TOTAL CONSUMER DURABLES & APPAREL	9,539,340

CONSUMER SERVICES - 3.2%
49,183	*	Apollo Group, Inc (Class A)	1,968,795
29,282		Brinker International, Inc	705,403
2,549		Choice Hotels International, Inc	95,282
59,354		H&R Block, Inc	1,026,231
162,351		Marriott International, Inc (Class A)	5,730,990
40,670		McDonald’s Corp	3,184,868
33,443	*	Panera Bread Co (Class A)	4,050,282
258,203		Starbucks Corp	9,344,366

		TOTAL CONSUMER SERVICES	26,106,217

DIVERSIFIED FINANCIALS - 2.7%
44,147	*	Affiliated Managers Group, Inc	4,815,555
197,543		American Express Co	9,695,410
66,769		Ameriprise Financial, Inc	4,143,684
5,952		BlackRock, Inc	1,166,235
5,056		Franklin Resources, Inc	652,831
13,587		Interactive Brokers Group, Inc (Class A)	238,316
21,567		Janus Capital Group, Inc	262,470
52,954		Waddell & Reed Financial, Inc (Class A)	2,171,644

		TOTAL DIVERSIFIED FINANCIALS	23,146,145

ENERGY - 12.4%
17,335		Chevron Corp	1,897,142
56,665		Cimarex Energy Co	6,266,582
153,608		ConocoPhillips	12,124,279
38,377		Core Laboratories NV	3,683,424
28,185		Diamond Offshore Drilling, Inc	2,138,396
83,242	*	Dresser-Rand Group, Inc	4,373,535
8,387	*	Exterran Holdings, Inc	182,082
618,154		Exxon Mobil Corp	54,397,553
103,944		Marathon Oil Corp	5,617,134
14,112		Murphy Oil Corp	1,093,398
57,795	*	Nabors Industries Ltd	1,770,839
28,579		Occidental Petroleum Corp	3,266,294
4,076	*	Oil States International, Inc	338,349
65,125		Schlumberger Ltd	5,844,968
983		St. Mary Land & Exploration Co	74,570
7,297	*	Superior Energy Services	280,351

		TOTAL ENERGY	103,348,896

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.9%
25,588		Costco Wholesale Corp	$2,070,581
80,138		Walgreen Co	3,423,496
14,487		Wal-Mart Stores, Inc	796,495
19,975		Whole Foods Market, Inc	1,253,631

		TOTAL FOOD & STAPLES RETAILING	7,544,203

FOOD BEVERAGE & TOBACCO - 6.0%
18,455		Brown-Forman Corp (Class B)	1,326,176
11,587		Campbell Soup Co	389,207
96,015		Coca-Cola Co	6,477,172
147,254		Coca-Cola Enterprises, Inc	4,183,486
58,050		ConAgra Foods, Inc	1,419,323
89,745		Dr Pepper Snapple Group, Inc	3,518,004
36,687		Flowers Foods, Inc	1,121,155
18,770	*	Hansen Natural Corp	1,241,636
115,894		Hershey Co	6,688,242
9,351		PepsiCo, Inc	644,190
286,026		Philip Morris International, Inc	19,861,645
163,413		Sara Lee Corp	3,137,530

		TOTAL FOOD BEVERAGE & TOBACCO	50,007,766

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
21,679		Bard (C.R.), Inc	2,314,233
34,145		Baxter International, Inc	1,942,851
117,870		Cardinal Health, Inc	5,149,740
11,205		Cooper Cos, Inc	839,255
163,836	*	Express Scripts, Inc	9,296,055
25,080	*	Idexx Laboratories, Inc	2,042,264
8,200	*	Intuitive Surgical, Inc	2,867,540
82,901	*	Medco Health Solutions, Inc	4,918,516
44,566		Patterson Cos, Inc	1,546,886
116,991		St. Jude Medical, Inc	6,251,999
8,041		Teleflex, Inc	506,663
96,641	*	Varian Medical Systems, Inc	6,784,198

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	44,460,200

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
131,580		Colgate-Palmolive Co	11,098,773
35,799		Estee Lauder Cos (Class A)	3,472,503
36,060		Herbalife Ltd	3,237,467

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,808,743

INSURANCE - 1.1%
140,316		Aflac, Inc	7,884,356
19,906		Axis Capital Holdings Ltd	703,876
6,109		Erie Indemnity Co (Class A)	442,475

		TOTAL INSURANCE	9,030,707

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.0%
32,374		CF Industries Holdings, Inc	$4,582,540
21,701		Cleveland-Cliffs, Inc	2,033,818
160,502		Du Pont (E.I.) de Nemours & Co	9,114,908
111,353		Ecolab, Inc	5,874,984
132,243		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,277,332
15,756		Lubrizol Corp	2,119,497
91,721		Monsanto Co	6,240,697
35,187		PPG Industries, Inc	3,331,153
893		Sherwin-Williams Co	73,485
5,530		Walter Energy, Inc	764,357

		TOTAL MATERIALS	41,412,771

MEDIA - 1.3%
118,364	*	DIRECTV	5,751,307
36,592		Interpublic Group of Cos, Inc	429,956
8,938	*	Madison Square Garden, Inc	244,454
321,000	*	Sirius XM Radio, Inc	638,790
66,142		Viacom, Inc (Class B)	3,383,825

		TOTAL MEDIA	10,448,332

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
168,675		Abbott Laboratories	8,777,847
74,162	*	Agilent Technologies, Inc	3,701,426
67,268	*	Celgene Corp	3,960,740
201,755		Eli Lilly & Co	7,466,953
240,784	*	Gilead Sciences, Inc	9,352,050
2,608	*	Mettler-Toledo International, Inc	488,739
23,557	*	United Therapeutics Corp	1,577,377
25,868	*	Waters Corp	2,535,064

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	37,860,196

REAL ESTATE - 1.1%
74,303		Apartment Investment & Management Co (Class A)	2,003,209
26,256		Digital Realty Trust, Inc	1,584,287
31,437		Jones Lang LaSalle, Inc	3,218,520
30,720		Rayonier, Inc	2,038,579

		TOTAL REAL ESTATE	8,844,595

RETAILING - 8.4%
120		Aaron’s, Inc	3,455
105,721		Advance Auto Parts, Inc	6,920,497
38,563	*	Amazon.com, Inc	7,577,629
26,225	*	Autozone, Inc	7,405,416
91,004	*	Bed Bath & Beyond, Inc	5,107,144
60,965	*	Dick’s Sporting Goods, Inc	2,495,297
87,133	*	Dollar General Corp	2,839,664
24,331		Home Depot, Inc	903,653
25,002		Kohl’s Corp	1,317,855
53,904		Macy’s, Inc	1,288,845
3,118	*	NetFlix, Inc	725,465
10,067	*	Priceline.com, Inc	5,506,750
54,418		Ross Stores, Inc	4,010,062
215,060		Target Corp	10,559,447

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

163,928		TJX Companies, Inc	$8,789,820
124,191		Williams-Sonoma, Inc	5,391,131

		TOTAL RETAILING	70,842,130

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
113,463		Altera Corp	5,525,648
51,500	*	Atmel Corp	787,950
12,200	*	Cypress Semiconductor Corp	265,472
753,736		Intel Corp	17,479,138
126,700	*	Lam Research Corp	6,120,877
103,194	*	Novellus Systems, Inc	3,312,527
30,175	*	Nvidia Corp	603,500
209,000	*	Teradyne, Inc	3,364,900

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,460,012

SOFTWARE & SERVICES - 15.2%
128,964		Accenture plc	7,367,713
181,405	*	Autodesk, Inc	8,159,597
144,818	*	BMC Software, Inc	7,274,208
60,857	*	Cognizant Technology Solutions Corp (Class A)	5,045,045
25,520		DST Systems, Inc	1,258,391
129,260	*	Electronic Arts, Inc	2,608,467
53,834	*	Gartner, Inc	2,310,017
45,779		Global Payments, Inc	2,437,274
24,168	*	Google, Inc (Class A)	13,149,809
36,363	*	IAC/InterActiveCorp	1,313,068
111,418		International Business Machines Corp	19,005,683
84,443		Lender Processing Services, Inc	2,485,157
36,811		Mastercard, Inc (Class A)	10,155,787
17,100	*	Micros Systems, Inc	889,542
397,002		Microsoft Corp	10,329,992
498,190		Oracle Corp	17,959,750
22,161	*	Red Hat, Inc	1,051,983
39,600	*	SAIC, Inc	689,040
96,871	*	Symantec Corp	1,903,515
74,456	*	Teradata Corp	4,163,580
31,101	*	VMware, Inc (Class A)	2,967,968
229,801		Western Union Co	4,883,271

		TOTAL SOFTWARE & SERVICES	127,408,857

TECHNOLOGY HARDWARE & EQUIPMENT - 10.4%
126,786	*	Apple, Inc	44,150,690
281,729		Cisco Systems, Inc	4,947,161
226,522	*	Dell, Inc	3,513,356
12,758		Diebold, Inc	431,220
21,802	*	F5 Networks, Inc	2,209,851
123,650		Harris Corp	6,569,525
97,630		Hewlett-Packard Co	3,941,323
64,540		Jabil Circuit, Inc	1,280,474
11,312	*	JDS Uniphase Corp	235,742
85,443	*	NetApp, Inc	4,441,327
131,062	*	QLogic Corp	2,356,495

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

160,783		Qualcomm, Inc	$9,138,905
59,142	*	SanDisk Corp	2,906,238
12,454	*	Western Digital Corp	495,669

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,617,976

TELECOMMUNICATION SERVICES - 0.3%
155,058	*	MetroPCS Communications, Inc	2,609,626

		TOTAL TELECOMMUNICATION SERVICES	2,609,626

TRANSPORTATION - 1.0%
25,954		CH Robinson Worldwide, Inc	2,080,992
5,466		FedEx Corp	522,932
80,090		J.B. Hunt Transport Services, Inc	3,818,692
1,500	*	Kansas City Southern Industries, Inc	87,165
76	*	Kirby Corp	4,315
39,391		Landstar System, Inc	1,867,133

		TOTAL TRANSPORTATION	8,381,229

		TOTAL COMMON STOCKS	833,168,653

		(Cost $648,443,219)

		TOTAL INVESTMENTS - 99.9%	833,168,653
		(Cost $648,443,219)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	955,348

		NET ASSETS - 100.0%	$834,124,001

	*	Non-income producing.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.6%
26,400		Autoliv, Inc	$2,115,432
28,944	*	Ford Motor Co	447,764
20,869	*	General Motors Co	669,686
23,010		Lear Corp (New)	1,176,731
17,075	*	TRW Automotive Holdings Corp	974,300

		TOTAL AUTOMOBILES & COMPONENTS	5,383,913

BANKS - 4.8%
126,960		East West Bancorp, Inc	2,682,665
190,698		Fifth Third Bancorp	2,530,562
263,056		Huntington Bancshares, Inc	1,786,150
197,669		Keycorp	1,713,790
90,760		PNC Financial Services Group, Inc	5,657,978
82,454		SunTrust Banks, Inc	2,324,378
12,100		US Bancorp	312,422
733,389		Wells Fargo & Co	21,348,955
21,620		Zions Bancorporation	528,609

		TOTAL BANKS	38,885,509

CAPITAL GOODS - 6.1%
24,176	*	AGCO Corp	1,392,054
23,118		Carlisle Cos, Inc	1,145,266
31,291		Chicago Bridge & Iron Co NV	1,268,537
14,180		Cooper Industries plc	935,171
19,450		Danaher Corp	1,074,418
42,028		Eaton Corp	2,249,759
10,330		Gardner Denver, Inc	892,615
12,745	*	General Cable Corp	618,133
39,923		General Dynamics Corp	2,907,193
613,750		General Electric Co	12,551,187
20,100		Harsco Corp	715,560
15,333		Joy Global, Inc	1,547,866
48,134		KBR, Inc	1,846,902
37,507		L-3 Communications Holdings, Inc	3,007,686
17,140		Lockheed Martin Corp	1,358,345
16,840	*	Owens Corning, Inc	637,226
21,695		Parker Hannifin Corp	2,046,272
60,363		Raytheon Co	2,930,624
46,192	*	Thomas & Betts Corp	2,677,750
44,800		Timken Co	2,526,273
43,800		Tyco International Ltd	2,134,811
45,646	*	URS Corp	2,042,658
16,264	*	WESCO International, Inc	1,007,555

		TOTAL CAPITAL GOODS	49,513,861

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
9,000	*	Stericycle, Inc	$821,520

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	821,520

CONSUMER DURABLES & APPAREL - 1.9%
15,940		Coach, Inc	953,371
63,310		DR Horton, Inc	787,576
16,280		Fortune Brands, Inc	1,059,502
37,243		Jarden Corp	1,355,273
93,338		Newell Rubbermaid, Inc	1,779,022
91,000	*	Pulte Homes, Inc	739,830
14,000	*	Tempur-Pedic International, Inc	878,920
35,940	*	Toll Brothers, Inc	755,099
19,640		Tupperware Corp	1,250,479
21,998		VF Corp	2,212,119
42,390		Whirlpool Corp	3,653,171

		TOTAL CONSUMER DURABLES & APPAREL	15,424,362

CONSUMER SERVICES - 0.7%
18,770	*	Apollo Group, Inc (Class A)	751,364
32,230	*	Career Education Corp	702,936
38,600		H&R Block, Inc	667,394
23,200	*	Hyatt Hotels Corp	1,027,992
10,370	*	ITT Educational Services, Inc	743,840
44,958		Wyndham Worldwide Corp	1,555,996

		TOTAL CONSUMER SERVICES	5,449,522

DIVERSIFIED FINANCIALS - 10.2%
836,023		Bank of America Corp	10,266,362
10,854		BlackRock, Inc	2,126,733
125,438		Capital One Financial Corp	6,865,222
2,764,688	*	Citigroup, Inc	12,689,918
95,543		Discover Financial Services	2,373,288
65,261	*	E*Trade Financial Corp	1,059,839
5,400		Franklin Resources, Inc	697,248
81,430		Goldman Sachs Group, Inc	12,296,744
30,600		iShares Russell 1000 Value Index Fund	2,155,770
568,521		JPMorgan Chase & Co	25,941,614
31,936		Raymond James Financial, Inc	1,197,600
117,389		State Street Corp	5,464,458

		TOTAL DIVERSIFIED FINANCIALS	83,134,796

ENERGY - 14.4%
12,786	*	Alpha Natural Resources, Inc	743,762
19,217		Apache Corp	2,562,971
41,792		Arch Coal, Inc	1,433,466
29,558	*	Atwood Oceanics, Inc	1,328,041
3,600		Baker Hughes, Inc	278,676
13,310	*	Cameron International Corp	701,703
276,193		Chevron Corp	30,226,561
7,364		Cimarex Energy Co	814,385

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,890	*	Concho Resources, Inc	$1,163,597
183,635		ConocoPhillips	14,494,311
11,180	*	Continental Resources, Inc	767,842
5,600		Diamond Offshore Drilling, Inc	424,872
8,751	*	Dresser-Rand Group, Inc	459,778
107,595		El Paso Corp	2,088,419
75,200		Exxon Mobil Corp	6,617,600
12,060		Frontier Oil Corp	336,956
16,084		Halliburton Co	811,920
24,675		Helmerich & Payne, Inc	1,636,940
67,138		Hess Corp	5,771,182
82,100		Marathon Oil Corp	4,436,684
23,115		Massey Energy Co	1,577,368
39,007	*	McDermott International, Inc	900,672
32,800	*	Nabors Industries Ltd	1,004,992
73,754		National Oilwell Varco, Inc	5,656,193
109,592		Occidental Petroleum Corp	12,525,270
11,059	*	Oceaneering International, Inc	966,778
10,488	*	Oil States International, Inc	870,609
24,962		Peabody Energy Corp	1,667,961
17,191		Pioneer Natural Resources Co	1,757,436
21,500	*	Pride International, Inc	944,065
35,719		SEACOR Holdings, Inc	3,530,109
14,730		Southern Union Co	440,427
23,370		Sunoco, Inc	996,964
15,260		Teekay Corp	518,687
44,120	*	Tesoro Corp	1,196,534
92,320		Valero Energy Corp	2,612,656
25,258	*	Whiting Petroleum Corp	1,755,431
4,900		Williams Cos, Inc	162,533

		TOTAL ENERGY	116,184,351

FOOD & STAPLES RETAILING - 0.7%
29,880		Costco Wholesale Corp	2,417,890
107,464		Safeway, Inc	2,612,449
58,350		Supervalu, Inc	657,021

		TOTAL FOOD & STAPLES RETAILING	5,687,360

FOOD BEVERAGE & TOBACCO - 4.6%
94,186		Archer Daniels Midland Co	3,486,766
14,300		Bunge Ltd	1,078,792
128,576		Coca-Cola Enterprises, Inc	3,652,844
100,109		Corn Products International, Inc	5,516,005
118,838		Dr Pepper Snapple Group, Inc	4,658,450
14,232	*	Hansen Natural Corp	941,447
27,061		Hershey Co	1,561,690
30,574		Hormel Foods Corp	899,181
26,865		Lorillard, Inc	2,861,123
91,708		Philip Morris International, Inc	6,368,203
68,892	*	Smithfield Foods, Inc	1,623,096
255,493		Tyson Foods, Inc (Class A)	5,084,311

		TOTAL FOOD BEVERAGE & TOBACCO	37,731,908

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
14,350		Aetna, Inc	$593,803
10,890	*	Amerigroup Corp	743,787
64,817		Cardinal Health, Inc	2,831,855
46,541	*	CareFusion Corp	1,366,909
30,458		Cigna Corp	1,426,348
30,783		Cooper Cos, Inc	2,305,647
38,383	*	Coventry Health Care, Inc	1,238,619
14,550		Covidien plc	810,290
22,272	*	Health Net, Inc	741,658
62,900	*	Humana, Inc	4,787,948
55,017	*	Kinetic Concepts, Inc	3,247,653
26,107		McKesson Corp	2,167,142
7,370		St. Jude Medical, Inc	393,853
6,220		Stryker Corp	366,980
207,408		UnitedHealth Group, Inc	10,210,695
53,230		WellPoint, Inc	4,087,532
16,960	*	Zimmer Holdings, Inc	1,106,640

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	38,427,359

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
16,780		Clorox Co	1,168,895
4,500	*	Energizer Holdings, Inc	339,885
8,490		Estee Lauder Cos (Class A)	823,530
13,010		Nu Skin Enterprises, Inc (Class A)	417,491
207,420		Procter & Gamble Co	13,461,558

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,211,359

INSURANCE - 6.8%
34,780		Allied World Assurance Co Holdings Ltd	2,259,657
142,227		American Financial Group, Inc	5,087,460
4,000	*	Arch Capital Group Ltd	416,000
131,910		Aspen Insurance Holdings Ltd	3,768,669
136,870		Axis Capital Holdings Ltd	4,839,723
117,840	*	Berkshire Hathaway, Inc (Class B)	9,816,071
66,333		Endurance Specialty Holdings Ltd	2,941,205
55,721		PartnerRe Ltd	4,477,740
1,450		Principal Financial Group	48,938
23,673		Protective Life Corp	637,040
108,476		Prudential Financial, Inc	6,879,547
84,413		Reinsurance Group of America, Inc (Class A)	5,343,343
21,241		Torchmark Corp	1,421,448
39,900		UnumProvident Corp	1,056,552
150,473		Validus Holdings Ltd	4,896,391
36,000		XL Capital Ltd	879,120

		TOTAL INSURANCE	54,768,904

MATERIALS - 3.0%
27,505		Ashland, Inc	1,707,510
25,448		Cabot Corp	1,141,343
19,386		CF Industries Holdings, Inc	2,744,088

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,119		Cleveland-Cliffs, Inc	$1,229,513
56,324		Domtar Corporation	5,239,258
26,900		Dow Chemical Co	1,102,631
18,000		Du Pont (E.I.) de Nemours & Co	1,022,220
14,550		Eastman Chemical Co	1,560,488
28,988		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,595,209
41,930		Huntsman Corp	874,241
13,290		Mosaic Co	994,889
24,480		PPG Industries, Inc	2,317,522
15,100		Reliance Steel & Aluminum Co	854,811
29,512		Valspar Corp	1,160,117
6,941		Walter Energy, Inc	959,385

		TOTAL MATERIALS	24,503,225

MEDIA - 5.3%
130,248		CBS Corp (Class B)	3,284,855
43,243	*	Clear Channel Outdoor Holdings, Inc (Class A)	595,024
292,963		Comcast Corp (Class A)	7,687,348
104,758	*	DIRECTV	5,090,191
175,129		DISH Network Corp (Class A)	4,385,230
155,600		Gannett Co, Inc	2,343,336
52,478		McGraw-Hill Cos, Inc	2,123,785
60,260		Regal Entertainment Group (Class A)	830,383
22,422		Scripps Networks Interactive (Class A)	1,152,939
64,299		Time Warner Cable, Inc	5,023,681
97,304		Viacom, Inc (Class B)	4,978,073
70,998		Walt Disney Co	3,060,014
4,323		Washington Post Co (Class B)	1,884,396

		TOTAL MEDIA	42,439,255

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
79,075		Abbott Laboratories	4,115,063
110,211	*	Amgen, Inc	6,265,495
43,980	*	Biogen Idec, Inc	4,281,453
18,730	*	Cephalon, Inc	1,438,464
131,722		Eli Lilly & Co	4,875,031
146,753	*	Forest Laboratories, Inc	4,866,329
18,800	*	Gilead Sciences, Inc	730,192
5,740	*	Illumina, Inc	407,425
146,540		Johnson & Johnson	9,630,609
244,060		Merck & Co, Inc	8,773,957
41,710	*	Mylan Laboratories, Inc	1,039,413
36,646		PerkinElmer, Inc	1,035,983
968,000		Pfizer, Inc	20,289,281
39,087	*	Watson Pharmaceuticals, Inc	2,424,176

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	70,172,871

REAL ESTATE - 3.3%
28,320		AMB Property Corp	1,030,848
127,720		Annaly Capital Management, Inc	2,278,525
9,717		AvalonBay Communities, Inc	1,230,269
800		Boston Properties, Inc	83,624

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

139,153		HRPT Properties Trust	$3,811,401
43,108		Nationwide Health Properties, Inc	1,888,130
43,130		Public Storage, Inc	5,059,581
35,298		Rayonier, Inc	2,342,375
66,686		Senior Housing Properties Trust	1,581,792
31,797		Simon Property Group, Inc	3,642,028
6,650		SL Green Realty Corp	548,825
60,328		Ventas, Inc	3,374,145

		TOTAL REAL ESTATE	26,871,543

RETAILING - 1.6%
11,960		Abercrombie & Fitch Co (Class A)	846,768
73,130		Foot Locker, Inc	1,573,758
161,983	*	GameStop Corp (Class A)	4,159,722
75,265		Gap, Inc	1,749,159
28,990		JC Penney Co, Inc	1,114,666
72,348		Macy’s, Inc	1,729,840
33,193		RadioShack Corp	524,781
18,638	*	Signet Jewelers Ltd	815,413
5,550		Tiffany & Co	385,392

		TOTAL RETAILING	12,899,499

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
34,630	*	Fairchild Semiconductor International, Inc	726,191
226,572		Intel Corp	5,254,204
16,400	*	Lam Research Corp	792,284
364,548	*	Micron Technology, Inc	4,115,747
25,335	*	Novellus Systems, Inc	813,254
35,110		Texas Instruments, Inc	1,247,458

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,949,138

SOFTWARE & SERVICES - 2.8%
55,779	*	Amdocs Ltd	1,715,204
147,378	*	AOL, Inc	3,003,564
64,289		Computer Sciences Corp	3,277,453
93,006	*	IAC/InterActiveCorp	3,358,446
147,730		Microsoft Corp	3,843,935
44,700	*	SAIC, Inc	777,780
204,360	*	Symantec Corp	4,015,674
105,736		Total System Services, Inc	1,993,124
7,700	*	VistaPrint Ltd	418,880

		TOTAL SOFTWARE & SERVICES	22,404,060

TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
10,810		Anixter International, Inc	812,263
24,460	*	Arrow Electronics, Inc	1,115,131
5,630	*	Avnet, Inc	204,482
112,730		Corning, Inc	2,360,566
27,233	*	EchoStar Corp (Class A)	1,009,800
120,700	*	Lexmark International, Inc (Class A)	3,892,575
20,900	*	Motorola, Inc	958,892
28,510		Qualcomm, Inc	1,620,508

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

58,900		Seagate Technology, Inc	$1,037,818
217,866	*	Vishay Intertechnology, Inc	4,156,884
132,050	*	Western Digital Corp	5,255,590

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	22,424,509

TELECOMMUNICATION SERVICES - 5.2%
499,000		AT&T, Inc	15,528,880
124,885		CenturyTel, Inc	5,092,810
64,233	*	MetroPCS Communications, Inc	1,081,041
718,220	*	Sprint Nextel Corp	3,720,380
22,503		Telephone & Data Systems, Inc	755,201
414,188		Verizon Communications, Inc	15,648,023

		TOTAL TELECOMMUNICATION SERVICES	41,826,335

TRANSPORTATION - 2.2%
84,651		CSX Corp	6,661,187
73,038	*	Hertz Global Holdings, Inc	1,256,984
63,610	*	Kansas City Southern Industries, Inc	3,696,377
11,156	*	Kirby Corp	633,438
17,068		Ryder System, Inc	913,138
136,970		Southwest Airlines Co	1,609,398
73,970	*	UAL Corp	1,687,995
10,550		United Parcel Service, Inc (Class B)	790,934
1,863	*	Zipcar, Inc	48,047

		TOTAL TRANSPORTATION	17,297,498

UTILITIES - 5.8%
137,046	*	AES Corp	1,814,489
41,240		Alliant Energy Corp	1,630,630
94,924		Ameren Corp	2,782,222
38,772		American Electric Power Co, Inc	1,414,403
34,254		American Water Works Co, Inc	1,006,383
11,480		Atmos Energy Corp	400,537
57,200	*	Calpine Corp	958,100
65,666		CMS Energy Corp	1,300,187
48,254		Dominion Resources, Inc	2,239,951
66,966		DTE Energy Co	3,383,792
133,899		Exelon Corp	5,643,844
32,520		NiSource, Inc	632,514
136,410		Northeast Utilities	4,856,196
8,134		NSTAR	376,604
34,583		OGE Energy Corp	1,838,778
9,065		Oneok, Inc	634,006
64,724		Pepco Holdings, Inc	1,247,231
41,239		Pinnacle West Capital Corp	1,789,360
42,540		PPL Corp	1,166,872
70,300		Progress Energy, Inc	3,335,735
62,414		Questar Corp	1,096,614
95,654		Southern Co	3,734,332
35,764		UGI Corp	1,190,941
26,139		Westar Energy, Inc	711,242
51,482		Wisconsin Energy Corp	1,606,753

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

		TOTAL UTILITIES	$46,791,716

		TOTAL COMMON STOCKS	808,204,373

		(Cost $649,076,492)

		TOTAL INVESTMENTS - 100.0%	808,204,373
		(Cost $649,076,492)
		OTHER ASSETS & LIABILITIES, NET - 0.0%	878,204

		NET ASSETS - 100.0%	$809,082,577

	*	Non-income producing.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.7%
19,815	*	American Axle & Manufacturing Holdings, Inc	$253,632
11,758	*	BorgWarner, Inc	908,188
559,602	*	Ford Motor Co	8,657,043
1,482	*	Fuel Systems Solutions, Inc	44,052
14,117		Gentex Corp	442,568
43,203		Harley-Davidson, Inc	1,609,744
156,383		Johnson Controls, Inc	6,411,703
8,602	*	Modine Manufacturing Co	153,202
3,240		Spartan Motors, Inc	21,902
11,051		Superior Industries International, Inc	279,259
24,329	*	Tenneco, Inc	1,124,243

		TOTAL AUTOMOBILES & COMPONENTS	19,905,536

BANKS - 4.2%
1,100		Associated Banc-Corp	16,060
3,758		Bank of Hawaii Corp	183,353
147,873		BB&T Corp	3,980,742
640		Capitol Federal Financial	7,245
108,443	*	Citizens Republic Bancorp, Inc	99,551
28,880		Comerica, Inc	1,095,418
397		Community Bank System, Inc	9,933
139		Cullen/Frost Bankers, Inc	8,234
171,560		Fifth Third Bancorp	2,276,601
37,574		First Horizon National Corp	411,435
574		First Niagara Financial Group, Inc	8,266
49,116		Hudson City Bancorp, Inc	468,075
128,635		Keycorp	1,115,265
30,844		M&T Bank Corp	2,725,684
1,341		MainSource Financial Group, Inc	12,914
48,748		Marshall & Ilsley Corp	398,271
38,175		New York Community Bancorp, Inc	633,705
3,640		Old National Bancorp	37,674
5,242		People’s United Financial, Inc	71,763
5,876	*	PMI Group, Inc	12,692
87,617		PNC Financial Services Group, Inc	5,462,045
434,096	*	Popular, Inc	1,367,402
11,168		Provident Financial Services, Inc	162,159
7,470		Radian Group, Inc	44,297
228,369		Regions Financial Corp	1,676,228
102,551		SunTrust Banks, Inc	2,890,913
997		Susquehanna Bancshares, Inc	9,192
5,180	*	SVB Financial Group	313,079
429		TCF Financial Corp	6,688
320,414		US Bancorp	8,273,090

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

650		Webster Financial Corp	$13,988
524,175		Wells Fargo & Co	15,258,735
3,075		Zions Bancorporation	75,184

		TOTAL BANKS	49,125,881

CAPITAL GOODS - 8.0%
104,772		3M Co	10,184,887
1,129		A.O. Smith Corp	49,642
416		Actuant Corp (Class A)	11,548
11,150	*	AGCO Corp	642,017
410	*	American Superconductor Corp	4,859
93,928		Ametek, Inc	4,324,444
1,565		Ampco-Pittsburgh Corp	42,052
241		Apogee Enterprises, Inc	3,441
286		Applied Industrial Technologies, Inc	10,084
9,497		Armstrong World Industries, Inc	424,991
12,937	*	ArvinMeritor, Inc	222,646
2,565	*	Astec Industries, Inc	99,471
216		AZZ, Inc	9,456
204		Badger Meter, Inc	7,734
24,530		Barnes Group, Inc	606,872
419	*	Beacon Roofing Supply, Inc	9,352
6,140		Briggs & Stratton Corp	144,843
96,094		Caterpillar, Inc	11,090,208
218		Clarcor, Inc	9,851
1,693	*	Columbus McKinnon Corp	33,860
5,914		Cooper Industries plc	390,028
47,864		Cummins, Inc	5,752,296
145,901		Danaher Corp	8,059,570
79,801		Deere & Co	7,780,598
5,921		Dover Corp	402,865
8,267		Dynamic Materials Corp	215,107
40,446		Eaton Corp	2,165,074
345	*	EMCOR Group, Inc	10,685
139,810		Emerson Electric Co	8,494,855
5,541	*	Energy Recovery, Inc	17,122
3,660		Fastenal Co	245,549
2,209		Federal Signal Corp	14,911
8,284		Fluor Corp	579,382
3,111	*	FuelCell Energy, Inc	5,320
400		Gardner Denver, Inc	34,564
267	*	General Cable Corp	12,950
8,963	*	Gibraltar Industries, Inc	104,688
14,563		Graco, Inc	728,587
11,360	*	GrafTech International Ltd	263,552
245		Granite Construction, Inc	6,659
258		IDEX Corp	12,105
123,652		Illinois Tool Works, Inc	7,222,513
13,342		Ingersoll-Rand plc	673,771
376	*	Insituform Technologies, Inc (Class A)	9,517
1,400		Insteel Industries, Inc	20,902
3,987		John Bean Technologies Corp	80,577

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,785	*	Layne Christensen Co	$53,122
6,798		LB Foster Co (Class A)	289,323
2,650		Lincoln Electric Holdings, Inc	208,237
72,629		Masco Corp	974,681
149	*	Middleby Corp	13,361
179		MSC Industrial Direct Co (Class A)	12,815
26,033	*	NCI Building Systems, Inc	322,289
29,842		Nordson Corp	1,700,099
30,294	*	Owens Corning, Inc	1,146,325
52,963		Paccar, Inc	2,812,865
9,806		Pall Corp	573,063
7,988		Pentair, Inc	320,798
466		Perini Corp	12,424
4,289	*	Polypore International, Inc	264,932
11,217		Precision Castparts Corp	1,733,251
7,710		Quanex Building Products Corp	161,602
16,253	*	Quanta Services, Inc	352,364
397		Robbins & Myers, Inc	17,258
13,723		Rockwell Automation, Inc	1,195,685
8,275		Roper Industries, Inc	715,705
2,611	*	Rush Enterprises, Inc (Class A)	55,014
305	*	Sauer-Danfoss, Inc	17,998
259		Simpson Manufacturing Co, Inc	7,231
4,318		Snap-On, Inc	266,723
41,100	*	Spirit Aerosystems Holdings, Inc (Class A)	1,011,060
139		SPX Corp	12,017
332		TAL International Group, Inc	11,969
2,438	*	Tecumseh Products Co (Class A)	24,965
22,745		Tennant Co	933,000
293		Timken Co	16,522
14,580		Tredegar Corp	319,010
356	*	Trex Co, Inc	11,420
21,849		Tyco International Ltd	1,064,920
26,424	*	Valence Technology, Inc	35,937
1,000		Vicor Corp	16,710
25,268		W.W. Grainger, Inc	3,830,628
9,004	*	WABCO Holdings, Inc	664,945
145		Watsco, Inc	10,279
3,845	*	WESCO International, Inc	238,198
9,810		Westinghouse Air Brake Technologies Corp	700,238

		TOTAL CAPITAL GOODS	93,364,988

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,833	*	Acacia Research (Acacia Technologies)	116,465
5,611	*	ACCO Brands Corp	54,483
892		Administaff, Inc	27,019
34,758		Avery Dennison Corp	1,450,798
305		Brink’s Co	10,068
1,050		Corporate Executive Board Co	41,843
158	*	CoStar Group, Inc	10,747
2,857		Deluxe Corp	77,368
16,518		Dun & Bradstreet Corp	1,357,448

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

155	*	EnerNOC, Inc	$2,776
3,223	*	FTI Consulting, Inc	128,598
1,540		Herman Miller, Inc	40,071
5,092		HNI Corp	140,132
14,151		Iron Mountain, Inc	450,708
590		Knoll, Inc	11,582
732	*	M&F Worldwide Corp	18,366
7,936		Manpower, Inc	525,760
42,800	*	Metalico, Inc	271,352
4,296	*	Navigant Consulting, Inc	50,048
8,218		Pitney Bowes, Inc	201,834
16,338		R.R. Donnelley & Sons Co	308,135
27,049		Robert Half International, Inc	820,396
10,180	*	Tetra Tech, Inc	240,452
457		Viad Corp	11,338
9,102		Waste Management, Inc	359,165

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,726,952

CONSUMER DURABLES & APPAREL - 1.4%
536		American Greetings Corp (Class A)	13,186
5,420		Callaway Golf Co	38,374
2,455		Cherokee, Inc	47,627
38,118		Coach, Inc	2,279,838
198		Columbia Sportswear Co	13,462
570	*	Deckers Outdoor Corp	48,370
228	*	Fossil, Inc	21,838
30,185		Garmin Ltd	1,033,232
258		Hasbro, Inc	12,085
549	*	Iconix Brand Group, Inc	13,445
1,330		KB Home	15,707
8,678	*	Liz Claiborne, Inc	54,585
6,560	*	M/I Homes, Inc	87,182
394	*	Maidenform Brands, Inc	12,474
111,881		Mattel, Inc	2,989,460
4,410		Movado Group, Inc	73,603
79,958		Nike, Inc (Class B)	6,582,142
4,874		Oxford Industries, Inc	167,422
6,845		Phillips-Van Heusen Corp	481,956
397		Pool Corp	12,013
300		Skyline Corp	5,883
248,525	*	Standard-Pacific Corp	959,307
2,129	*	Tempur-Pedic International, Inc	133,659
353	*	True Religion Apparel, Inc	10,668
4,527		Tupperware Corp	288,234
228	*	Under Armour, Inc (Class A)	15,609
8,987		VF Corp	903,733
193	*	Warnaco Group, Inc	12,421
2,309		Weyco Group, Inc	55,993
2,125		Whirlpool Corp	183,133

		TOTAL CONSUMER DURABLES & APPAREL	16,566,641

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.2%
9,927	*	AFC Enterprises	$149,501
339	*	BJ’s Restaurants, Inc	15,916
1,289		Bob Evans Farms, Inc	40,423
87	*	Capella Education Co	4,315
21,017		Choice Hotels International, Inc	785,615
237	*	Coinstar, Inc	12,793
25,696		Darden Restaurants, Inc	1,206,941
179		DeVry, Inc	9,469
320	*	DineEquity, Inc	15,990
14,975	*	Gaylord Entertainment Co	537,153
15,608		Hillenbrand, Inc	357,736
7,135	*	Interval Leisure Group, Inc	114,659
359	*	Jack in the Box, Inc	7,413
240	*	Life Time Fitness, Inc	9,389
7,730		Marcus Corp	85,726
63,747		Marriott International, Inc (Class A)	2,250,269
151,190		McDonald’s Corp	11,839,690
700	*	O’Charleys, Inc	4,578
105	*	Panera Bread Co (Class A)	12,717
258	*	Papa John’s International, Inc	7,755
185		PF Chang’s China Bistro, Inc	7,419
7,410		Regis Corp	125,970
1,197	*	Ruby Tuesday, Inc	12,580
5,658	*	Sonic Corp	63,483
357		Sotheby’s (Class A)	18,036
135,130		Starbucks Corp	4,890,355
25,445		Starwood Hotels & Resorts Worldwide, Inc	1,515,759
31	*	Steak N Shake Co	13,554
7,397		Stewart Enterprises, Inc (Class A)	59,990
38		Strayer Education, Inc	4,707
563		Texas Roadhouse, Inc (Class A)	9,160
190	*	Vail Resorts, Inc	9,308
1,435		Weight Watchers International, Inc	111,571
9,967		Wyndham Worldwide Corp	344,958
15,310		Yum! Brands, Inc	821,228

		TOTAL CONSUMER SERVICES	25,476,126

DIVERSIFIED FINANCIALS - 5.8%
40,765	*	American Capital Ltd	418,657
176,842		American Express Co	8,679,405
37,438		Ameriprise Financial, Inc	2,323,402
241,439		Bank of New York Mellon Corp	6,992,074
17,816		BlackRock, Inc	3,490,867
104,961		Capital One Financial Corp	5,744,516
309,681		Charles Schwab Corp	5,670,259
12,052		CME Group, Inc	3,564,621
77,025		Discover Financial Services	1,913,301
9,792		Duff & Phelps Corp	150,699
6,758		Eaton Vance Corp	228,218
11,480		Evercore Partners, Inc (Class A)	400,537
10,066		Federated Investors, Inc (Class B)	259,501
51,981		Franklin Resources, Inc	6,711,787

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

114		Greenhill & Co, Inc	$6,726
18,687	*	IntercontinentalExchange, Inc	2,248,980
90,368		Invesco Ltd	2,247,452
153	*	Investment Technology Group, Inc	2,618
696		Janus Capital Group, Inc	8,470
18,771		Legg Mason, Inc	697,343
103,813	*	MF Global Holdings Ltd	873,067
17,980	*	Nasdaq Stock Market, Inc	487,258
26,217	*	NewStar Financial, Inc	313,293
47,081		Northern Trust Corp	2,353,579
57,164		NYSE Euronext	2,289,418
1,600	*	PHH Corp	34,336
2,496	*	Safeguard Scientifics, Inc	48,797
21,129		SEI Investments Co	471,811
108,502		State Street Corp	5,050,768
58,235		T Rowe Price Group, Inc	3,741,599
5,420	*	TradeStation Group, Inc	52,303

		TOTAL DIVERSIFIED FINANCIALS	67,475,662

ENERGY - 10.7%
70,809		Apache Corp	9,443,797
44,634	*	ATP Oil & Gas Corp	793,593
866	*	Atwood Oceanics, Inc	38,909
541	*	Brigham Exploration Co	18,140
3,340	*	Bronco Drilling Co, Inc	36,673
24,378		Cabot Oil & Gas Corp	1,371,994
39,984	*	Cameron International Corp	2,107,956
4,990		CARBO Ceramics, Inc	803,091
1,108	*	Carrizo Oil & Gas, Inc	44,143
163,109		Chesapeake Energy Corp	5,491,880
22,451		Cimarex Energy Co	2,482,856
57,960	*	Clean Energy Fuels Corp	987,638
9,319	*	Complete Production Services, Inc	316,287
9,724	*	Contango Oil & Gas Co	602,110
49,244		Crosstex Energy, Inc	519,524
1,310	*	Dawson Geophysical Co	58,426
91,665	*	Denbury Resources, Inc	2,068,879
92,697	*	Devon Energy Corp	8,435,427
45,142		Diamond Offshore Drilling, Inc	3,424,924
277	*	Dresser-Rand Group, Inc	14,554
2,990	*	Dril-Quip, Inc	228,914
168,998		El Paso Corp	3,280,251
60,358		EOG Resources, Inc	6,815,022
77,323		Equitable Resources, Inc	4,067,963
4,570		EXCO Resources, Inc	95,742
1,665	*	Exterran Holdings, Inc	36,147
47,586	*	FMC Technologies, Inc	2,211,797
36,272	*	Global Industries Ltd	357,642
2,553	*	GMX Resources, Inc	15,012
10,691	*	Goodrich Petroleum Corp	240,227
3,462		Gulf Island Fabrication, Inc	122,347
13,198	*	Gulfmark Offshore, Inc	561,839

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,948	*	Gulfport Energy Corp	$100,350
38,130	*	Hercules Offshore, Inc	239,266
86,172		Hess Corp	7,407,345
33,159	*	Hornbeck Offshore Services, Inc	969,238
11,291	*	ION Geophysical Corp	142,718
829	*	Key Energy Services, Inc	15,088
372	*	Kinder Morgan Management LLC	25,381
2,854		Lufkin Industries, Inc	263,510
164,085		Marathon Oil Corp	8,867,153
2,100	*	Matrix Service Co	30,366
98,777		National Oilwell Varco, Inc	7,575,207
30,309	*	Newfield Exploration Co	2,145,877
23,666		Noble Corp	1,017,875
63,743		Noble Energy, Inc	6,136,539
2,860	*	Northern Oil And Gas, Inc	67,954
2,374	*	Oceaneering International, Inc	207,535
3,062	*	Oil States International, Inc	254,177
766	*	OYO Geospace Corp	71,452
21,861	*	Parker Drilling Co	155,869
50,713	*	PetroHawk Energy Corp	1,369,758
6,789	*	Petroleum Development Corp	270,338
11,473	*	Petroquest Energy, Inc	100,503
800	*	PHI, Inc	17,904
18,930	*	Pioneer Drilling Co	293,415
36,650		Pioneer Natural Resources Co	3,746,730
35,085	*	Pride International, Inc	1,540,582
61,741		Questar Market Resources, Inc	2,638,193
23,105	*	Quicksilver Resources, Inc	343,109
18,778		Range Resources Corp	1,060,018
191,290	*	Rentech, Inc	212,332
7,052	*	Rex Energy Corp	90,477
2,753	*	Rosetta Resources, Inc	126,445
3,645		RPC, Inc	98,597
79		SEACOR Holdings, Inc	7,808
47,858	*	Southwestern Energy Co	2,099,052
234,557		Spectra Energy Corp	6,811,535
17,306		St. Mary Land & Exploration Co	1,312,833
8,467		Sunoco, Inc	361,202
158		Tidewater, Inc	9,403
26,105	*	Ultra Petroleum Corp	1,325,873
8,293	*	Unit Corp	522,625
13,542		W&T Offshore, Inc	363,061
64,117	*	Weatherford International Ltd	1,383,645
18,582	*	Whiting Petroleum Corp	1,291,449
136,712		Williams Cos, Inc	4,534,737

		TOTAL ENERGY	124,718,228

FOOD & STAPLES RETAILING - 2.1%
258		Casey’s General Stores, Inc	10,070
91,940		Costco Wholesale Corp	7,439,784
70,415		Kroger Co	1,711,789
2,547		Nash Finch Co	94,799

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

278		Ruddick Corp	$11,543
90,875		Safeway, Inc	2,209,171
2,716		Spartan Stores, Inc	42,397
199,632		Sysco Corp	5,771,361
151,107		Walgreen Co	6,455,291
13,051		Whole Foods Market, Inc	819,081

		TOTAL FOOD & STAPLES RETAILING	24,565,286

FOOD BEVERAGE & TOBACCO - 3.9%
243		Alico, Inc	6,267
76,853		Campbell Soup Co	2,581,492
16,560		ConAgra Foods, Inc	404,892
201		Diamond Foods, Inc	13,186
168,039		General Mills, Inc	6,482,944
4,560	*	Green Mountain Coffee Roasters, Inc	305,338
78,255		H.J. Heinz Co	4,009,004
2,859	*	Hansen Natural Corp	189,123
3,556		Hormel Foods Corp	104,582
8,579		J.M. Smucker Co	644,026
98,031		Kellogg Co	5,614,235
258,354		Kraft Foods, Inc (Class A)	8,675,526
1,730		Lancaster Colony Corp	105,720
4,692		McCormick & Co, Inc	230,471
194,923		PepsiCo, Inc	13,428,245
221	*	Ralcorp Holdings, Inc	17,194
127,549		Sara Lee Corp	2,448,941
2,131		Tootsie Roll Industries, Inc	63,163
177	*	TreeHouse Foods, Inc	10,739

		TOTAL FOOD BEVERAGE & TOBACCO	45,335,088

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
107,656		Aetna, Inc	4,454,805
1,661	*	Amsurg Corp	44,614
377		Analogic Corp	21,742
130,679		Baxter International, Inc	7,435,635
12,272		Beckman Coulter, Inc	1,016,735
72,345		Becton Dickinson & Co	6,217,329
4,434	*	Catalyst Health Solutions, Inc	264,089
8,354	*	Centene Corp	302,665
2,060		Chemed Corp	143,438
1,680	*	Corvel Corp	87,024
22,701		Dentsply International, Inc	852,196
613	*	Gen-Probe, Inc	50,830
2,729	*	Greatbatch, Inc	73,874
1,033	*	Health Management Associates, Inc (Class A)	11,652
3,186	*	Healthways, Inc	53,907
3,284	*	Henry Schein, Inc	239,962
15,912		Hill-Rom Holdings, Inc	716,199
150	*	HMS Holdings Corp	11,807
18,517	*	Humana, Inc	1,409,514
9,117	*	Idexx Laboratories, Inc	742,397
2,798	*	Intuitive Surgical, Inc	978,461

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

670		Invacare Corp	$22,043
10,687	*	Inverness Medical Innovations, Inc	396,915
6,396	*	Kinetic Concepts, Inc	377,556
10,715	*	LifePoint Hospitals, Inc	445,851
42,894		McKesson Corp	3,560,631
343	*	MedAssets, Inc	5,495
42,333	*	Medco Health Solutions, Inc	2,511,617
205,545		Medtronic, Inc	8,581,504
6,198	*	Molina Healthcare, Inc	266,514
2,081	*	MWI Veterinary Supply, Inc	173,077
1,845		Owens & Minor, Inc	63,560
15,227		Patterson Cos, Inc	528,529
5,367	*	PharMerica Corp	70,630
4,996	*	Resmed, Inc	159,322
9,210		STERIS Corp	331,928
98,909		WellPoint, Inc	7,595,223

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	50,219,270

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
1,164		Alberto-Culver Co	43,464
56,452		Avon Products, Inc	1,658,560
1,380		Church & Dwight Co, Inc	113,822
14,510		Clorox Co	1,010,767
67,140		Colgate-Palmolive Co	5,663,259
8,680		Estee Lauder Cos (Class A)	841,960
95,078		Kimberly-Clark Corp	6,280,853
319		Nu Skin Enterprises, Inc (Class A)	10,237
288,657		Procter & Gamble Co	18,733,839
3,191	*	USANA Health Sciences, Inc	119,024

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	34,475,785

INSURANCE - 3.6%
112,512		Aflac, Inc	6,322,048
137	*	Alleghany Corp	44,968
873		American Equity Investment Life Holding Co	11,227
4,264	*	Arch Capital Group Ltd	443,456
297		Arthur J. Gallagher & Co	8,845
28,824		Aspen Insurance Holdings Ltd	823,502
21,514		Assurant, Inc	854,106
3,638		Axis Capital Holdings Ltd	128,640
96,053		Chubb Corp	6,261,695
92,638		Cincinnati Financial Corp	2,934,772
476		Employers Holdings, Inc	9,596
11,040		Endurance Specialty Holdings Ltd	489,514
5,595		Erie Indemnity Co (Class A)	405,246
1,474		Everest Re Group Ltd	134,311
125,861	*	Genworth Financial, Inc (Class A)	1,534,246
4,819		Hanover Insurance Group, Inc	203,458
237		Harleysville Group, Inc	7,603
77,707		Lincoln National Corp	2,426,790
1,154	*	Markel Corp	481,541
25,670		Montpelier Re Holdings Ltd	464,370

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

16,911	*	National Financial Partners Corp	$272,098
139	*	Navigators Group, Inc	7,204
1,464		PartnerRe Ltd	117,647
118,991	*	Phoenix Cos, Inc	320,086
11,845		Platinum Underwriters Holdings Ltd	447,859
72,906		Principal Financial Group	2,460,578
139	*	ProAssurance Corp	9,230
197,227		Progressive Corp	4,327,160
7,015		Protective Life Corp	188,774
139		RLI Corp	8,234
179		Safety Insurance Group, Inc	8,381
476		Selective Insurance Group, Inc	8,397
941		Stancorp Financial Group, Inc	40,557
112,432		Travelers Cos, Inc	7,114,696
28,678		W.R. Berkley Corp	935,190
19		Wesco Financial Corp	7,448
44,464		XL Capital Ltd	1,085,811

		TOTAL INSURANCE	41,349,284

MATERIALS - 5.4%
67,217		Air Products & Chemicals, Inc	6,420,567
1,284		Airgas, Inc	89,174
245,004		Alcoa, Inc	4,165,068
14,970		Allegheny Technologies, Inc	1,077,840
27,076	*	Allied Nevada Gold Corp	1,165,893
28,043		AMCOL International Corp	1,043,760
4,611		Aptargroup, Inc	241,847
278		Arch Chemicals, Inc	10,750
8,222		Ball Corp	306,763
17,359		Bemis Co, Inc	544,031
11,701		Buckeye Technologies, Inc	329,500
6,466	*	Calgon Carbon Corp	110,957
9,565	*	Castle (A.M.) & Co	180,587
413	*	Clearwater Paper Corp	32,412
30,474		Cleveland-Cliffs, Inc	2,856,023
33,587	*	Coeur d’Alene Mines Corp	1,065,044
24,333		Commercial Metals Co	407,821
2,065		Compass Minerals International, Inc	201,565
2,331		Domtar Corporation	216,830
179		Eastman Chemical Co	19,198
83,215		Ecolab, Inc	4,390,423
1,010	*	Ferro Corp	15,150
12,550	*	General Moly, Inc	64,256
3,990		Glatfelter	54,264
18,454		H.B. Fuller Co	403,220
5,740	*	Horsehead Holding Corp	90,520
4,864		Innophos Holdings, Inc	225,398
198		International Flavors & Fragrances, Inc	12,577
55,514		International Paper Co	1,714,272
26,366	*	Louisiana-Pacific Corp	245,204
12,688		Lubrizol Corp	1,706,790
66,536	*	LyondellBasell Industries AF S.C.A	2,960,852

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

48,796		MeadWestvaco Corp	$1,643,937
5,449		Minerals Technologies, Inc	370,532
9,880		Nalco Holding Co	288,595
92,297		Nucor Corp	4,334,267
5,710		Olympic Steel, Inc	167,703
6,890	*	Owens-Illinois, Inc	204,426
70,195		Praxair, Inc	7,470,151
274		Quaker Chemical Corp	12,379
28,263		Reliance Steel & Aluminum Co	1,599,968
3,349		Rock-Tenn Co (Class A)	231,315
33,885		Royal Gold, Inc	2,066,307
11,005		Sealed Air Corp	283,599
44,855		Sigma-Aldrich Corp	3,165,866
23,174		Sonoco Products Co	800,893
1,937	*	Spartech Corp	13,830
9,808	*	Stillwater Mining Co	223,720
13,020		Temple-Inland, Inc	306,361
14,803	*	Titanium Metals Corp	296,504
81,985		United States Steel Corp	3,911,504
10,589	*	US Gold Corp	99,537
9,986		Valspar Corp	392,550
23,832		Vulcan Materials Co	1,077,206
1,674		Wausau Paper Corp	11,300
59,480		Worthington Industries, Inc	1,282,984
1,396	*	Zoltek Cos, Inc	17,939

		TOTAL MATERIALS	62,641,929

MEDIA - 3.1%
274		Arbitron, Inc	10,598
563		Cinemark Holdings, Inc	11,446
24,525	*	Discovery Communications, Inc (Class A)	1,085,477
12,428	*	Discovery Communications, Inc (Class C)	490,409
10,572	*	DreamWorks Animation SKG, Inc (Class A)	280,052
5,670	*	Entercom Communications Corp (Class A)	59,932
60,104	*	Entravision Communications Corp (Class A)	141,845
15,617	*	EW Scripps Co (Class A)	148,362
3,400	*	Fisher Communications, Inc	102,850
6,837		Harte-Hanks, Inc	63,516
2,205		John Wiley & Sons, Inc (Class A)	112,301
53,104	*	Journal Communications, Inc (Class A)	289,417
664	*	Knology, Inc	10,126
61,481	*	Liberty Global, Inc (Class A)	2,858,867
55,142	*	Lin TV Corp (Class A)	295,010
41,711	*	McClatchy Co (Class A)	119,293
8,058		Meredith Corp	269,298
42,842	*	New York Times Co (Class A)	348,305
98,801		Omnicom Group, Inc	4,860,021
23,536		Scripps Networks Interactive (Class A)	1,210,221
547,178	*	Sirius XM Radio, Inc	1,088,884
90,906		Time Warner Cable, Inc	7,102,486
8,612	*	Valassis Communications, Inc	248,284
70,580		Virgin Media, Inc	2,135,751

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

249,614		Walt Disney Co	$10,758,363
4,317		Washington Post Co (Class B)	1,881,780

		TOTAL MEDIA	35,982,894

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
205,912		Abbott Laboratories	10,715,660
1,715	*	Affymetrix, Inc	9,261
62,836	*	Agilent Technologies, Inc	3,136,144
29,480	*	Akorn, Inc	195,158
61,047		Allergan, Inc	4,856,899
3,523	*	Amylin Pharmaceuticals, Inc	46,856
1,775	*	Arena Pharmaceuticals, Inc	2,485
27,110	*	Ariad Pharmaceuticals, Inc	231,791
3,100	*	Auxilium Pharmaceuticals, Inc	75,516
46,514	*	Biogen Idec, Inc	4,528,137
8,002	*	BioMimetic Therapeutics, Inc	107,787
309,333		Bristol-Myers Squibb Co	8,692,257
3,850	*	Bruker BioSciences Corp	75,999
4,094	*	Celera Corp	32,384
11,376	*	Cepheid, Inc	367,559
13,923	*	Dendreon Corp	604,676
50,126	*	Durect Corp	186,970
26,572	*	Endo Pharmaceuticals Holdings, Inc	1,040,560
6,371	*	Geron Corp	30,581
189,040	*	Gilead Sciences, Inc	7,342,313
6,286	*	Hospira, Inc	356,605
23,378	*	Incyte Corp	432,025
8,839	*	Isis Pharmaceuticals, Inc	82,910
279,917		Johnson & Johnson	18,396,146
11,209	*	Life Technologies Corp	618,737
372,296		Merck & Co, Inc	13,384,042
53,459	*	Nektar Therapeutics	554,904
14,378	*	Neurocrine Biosciences, Inc	110,567
35,086		PDL BioPharma, Inc	225,252
5,308	*	Pharmasset, Inc	538,603
15,231	*	Pozen, Inc	95,041
3,084	*	Progenics Pharmaceuticals, Inc	22,852
3,875	*	Regeneron Pharmaceuticals, Inc	198,051
15,962	*	Salix Pharmaceuticals Ltd	627,147
2,884	*	Sangamo Biosciences, Inc	20,707
8,040	*	Synta Pharmaceuticals Corp	48,803
1,787		Techne Corp	138,868
540	*	Theravance, Inc	14,985
2,460	*	United Therapeutics Corp	164,722
18,796	*	Vivus, Inc	146,233
14,277	*	Waters Corp	1,399,146

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	79,855,339

REAL ESTATE - 2.0%
337		Acadia Realty Trust	7,026
8,468		AMB Property Corp	308,235
297		American Campus Communities, Inc	10,440

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

252,286		Annaly Capital Management, Inc	$4,500,782
25,110		Anworth Mortgage Asset Corp	180,290
21,043		Boston Properties, Inc	2,199,625
201		BRE Properties, Inc (Class A)	10,195
13,316		Capstead Mortgage Corp	176,304
5,090		CBL & Associates Properties, Inc	94,521
3,150		Cedar Shopping Centers, Inc	18,585
5,489		Digital Realty Trust, Inc	331,206
551		Douglas Emmett, Inc	11,466
38,497		Duke Realty Corp	587,079
515		Equity One, Inc	10,207
2,391		Federal Realty Investment Trust	209,356
37,017	*	FelCor Lodging Trust, Inc	235,428
61,749	*	First Industrial Realty Trust, Inc	773,097
1,693	*	Forest City Enterprises, Inc (Class A)	32,523
5,106	*	Forestar Real Estate Group, Inc	100,434
9,360		Glimcher Realty Trust	89,388
24,261		HCP, Inc	961,221
15,109		Health Care REIT, Inc	812,411
54,570		Hersha Hospitality Trust	324,146
863		Highwoods Properties, Inc	31,845
132,334		Host Marriott Corp	2,354,222
4,999		HRPT Properties Trust	136,923
428		Jones Lang LaSalle, Inc	43,819
266		Kilroy Realty Corp	11,156
63,513		Kimco Realty Corp	1,241,044
373		LaSalle Hotel Properties	10,496
2,659		Lexington Corporate Properties Trust	26,537
9,816		Liberty Property Trust	345,229
720		LTC Properties, Inc	21,182
8,198		Macerich Co	433,018
873		Medical Properties Trust, Inc	10,773
4,785		MFA Mortgage Investments, Inc	38,184
3,160		Mid-America Apartment Communities, Inc	211,246
76,387		NorthStar Realty Finance Corp	385,754
1,000		Post Properties, Inc	40,600
115,843		Prologis	1,887,082
194,676		RAIT Investment Trust	475,009
2,610		Regency Centers Corp	122,827
890	*	Sunstone Hotel Investors, Inc	9,309
404		Tanger Factory Outlet Centers, Inc	11,163
210		Taubman Centers, Inc	12,212
1,020		Urstadt Biddle Properties, Inc (Class A)	20,074
1,050		U-Store-It Trust	11,928
8,260		Ventas, Inc	461,982
29,869		Vornado Realty Trust	2,887,735
297		Washington Real Estate Investment Trust	9,623

		TOTAL REAL ESTATE	23,234,937

RETAILING - 4.3%
312		Aaron’s, Inc	8,982
533		Advance Auto Parts, Inc	34,890

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

19,095		American Eagle Outfitters, Inc	$297,118
2,243	*	Ann Taylor Stores Corp	70,004
10,228	*	Autozone, Inc	2,888,183
38,346	*	Bed Bath & Beyond, Inc	2,151,978
66,730		Best Buy Co, Inc	2,083,311
3,320		Bon-Ton Stores, Inc/the	46,082
12,064	*	Carmax, Inc	418,621
1,936	*	Charming Shoppes, Inc	8,770
10,669		Chico’s FAS, Inc	156,087
658	*	Coldwater Creek, Inc	2,007
11,616		Foot Locker, Inc	249,976
6,192	*	GameStop Corp (Class A)	159,011
108,051		Gap, Inc	2,511,105
63,424		Genuine Parts Co	3,405,869
23,173	*	Hibbett Sports, Inc	875,476
8,884		Hot Topic, Inc	59,612
7,844	*	HSN, Inc	260,264
29,474		JC Penney Co, Inc	1,133,275
67,207		Kohl’s Corp	3,542,481
93,015	*	Liberty Media Holding Corp (Interactive A)	1,625,902
55,548		Limited Brands, Inc	2,286,356
495	*	LKQ Corp	12,484
276,203		Lowe’s Cos, Inc	7,250,329
23,550		Macy’s, Inc	563,081
300		Men’s Wearhouse, Inc	8,367
324		Monro Muffler, Inc	9,843
21,932		Nordstrom, Inc	1,042,867
15,969	*	Office Depot, Inc	68,826
14,576	*	Orbitz Worldwide, Inc	46,643
158	*	O’Reilly Automotive, Inc	9,331
1,840	*	Overstock.com, Inc	25,576
7,030		Petsmart, Inc	296,455
1,869	*	Pier 1 Imports, Inc	22,764
5,787		RadioShack Corp	91,492
2,081	*	Retail Ventures, Inc	42,723
1,038	*	Sally Beauty Holdings, Inc	15,352
131,822		Staples, Inc	2,786,717
2,017		Stein Mart, Inc	21,945
161,594		Target Corp	7,934,264
8,791		Tiffany & Co	610,447
91,725		TJX Companies, Inc	4,918,295
240		Tractor Supply Co	14,849
361	*	Ulta Salon Cosmetics & Fragrance, Inc	19,202
2,615		Williams-Sonoma, Inc	113,517

		TOTAL RETAILING	50,200,729

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
16,723	*	Advanced Energy Industries, Inc	236,630
158,352	*	Advanced Micro Devices, Inc	1,441,003
12,460	*	Anadigics, Inc	48,719
368,749		Applied Materials, Inc	5,785,672
79,834	*	Atmel Corp	1,221,460

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,470	*	Cabot Microelectronics Corp	$71,810
27,027	*	Energy Conversion Devices, Inc	54,054
23,149	*	Entegris, Inc	199,776
2,558	*	Evergreen Solar, Inc	3,709
624,895		Intel Corp	14,491,314
622	*	IXYS Corp	9,865
13,560	*	Lattice Semiconductor Corp	92,072
64,630	*	LSI Logic Corp	473,738
8,564	*	LTX-Credence Corp	74,250
761		Micrel, Inc	9,748
1,976		MKS Instruments, Inc	56,079
104,492	*	ON Semiconductor Corp	1,098,211
258		Power Integrations, Inc	10,408
11,334	*	RF Micro Devices, Inc	75,484
1,398	*	Rudolph Technologies, Inc	15,811
4,222	*	Sigma Designs, Inc	53,873
13,357	*	Skyworks Solutions, Inc	420,211
48,774	*	Sunpower Corp (Class A)	1,061,810
11,999	*	Sunpower Corp (Class B)	256,419
846	*	Teradyne, Inc	13,621
240,022		Texas Instruments, Inc	8,527,982
2,380	*	Ultratech, Inc	74,518
22,438		Xilinx, Inc	782,189

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,660,436

SOFTWARE & SERVICES - 8.7%
141,853		Accenture plc	8,104,062
90,801	*	Adobe Systems, Inc	3,046,374
328	*	Advent Software, Inc	8,931
12,439	*	Akamai Technologies, Inc	428,399
914	*	Ansys, Inc	50,535
484	*	Ariba, Inc	16,829
33,665	*	Autodesk, Inc	1,514,252
1,800	*	Blackboard, Inc	86,598
22,900		Broadridge Financial Solutions, Inc	532,196
10,077		CA, Inc	247,793
4,688	*	Ciber, Inc	26,815
21,885	*	Compuware Corp	247,957
717	*	Convergys Corp	10,397
2,418	*	CSG Systems International, Inc	51,358
8,976	*	Deltek, Inc	67,320
21,194		Earthlink, Inc	174,215
5,833	*	Equinix, Inc	587,150
114		Factset Research Systems, Inc	12,473
6,230	*	FalconStor Software, Inc	26,540
446	*	Gartner, Inc	19,138
179		Global Payments, Inc	9,530
27,003	*	Google, Inc (Class A)	14,692,333
1,420		iGate Corp	24,083
16,844	*	Informatica Corp	943,432
5,595	*	Internap Network Services Corp	45,264
129,473		International Business Machines Corp	22,085,504

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,907	*	Intuit, Inc	$439,313
13,384		Jack Henry & Associates, Inc	454,654
359	*	JDA Software Group, Inc	11,764
19,846	*	Lawson Software, Inc	219,695
4,498	*	Liquidity Services, Inc	87,486
4,065	*	Liveperson, Inc	54,308
6,347		Marchex, Inc (Class B)	44,810
10,507	*	Mentor Graphics Corp	154,978
240	*	Micros Systems, Inc	12,485
671,639		Microsoft Corp	17,476,047
119	*	MicroStrategy, Inc (Class A)	16,815
2,845	*	NeuStar, Inc (Class A)	76,502
22,052		NIC, Inc	283,478
430,437		Oracle Corp	15,517,254
3,700		Pegasystems, Inc	137,381
639	*	Perficient, Inc	7,981
445	*	Progress Software Corp	13,194
2,200	*	Rackspace Hosting, Inc	101,618
13,322	*	RealNetworks, Inc	49,291
501	*	Rovi Corp	24,329
11,269	*	S1 Corp	77,418
19,410	*	Salesforce.com, Inc	2,690,226
17,779		Sapient Corp	224,460
9,883	*	Smith Micro Software, Inc	76,297
173,637	*	Symantec Corp	3,411,967
337		Syntel, Inc	18,427
25,055	*	TIBCO Software, Inc	751,399
40,654		Total System Services, Inc	766,328
3,799	*	Travelzoo, Inc	311,138
4,559	*	Tyler Technologies, Inc	113,018
3,450	*	Ultimate Software Group, Inc	193,200
470	*	Unisys Corp	13,950
12,005		United Online, Inc	79,233
5,055	*	Vasco Data Security International	62,379
5,008	*	Wright Express Corp	282,101
222,420	*	Yahoo!, Inc	3,947,955

		TOTAL SOFTWARE & SERVICES	101,262,357

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
14,126	*	Acme Packet, Inc	1,166,948
1,457	*	Avid Technology, Inc	27,071
4,414	*	Benchmark Electronics, Inc	74,597
9,591	*	Bookham, Inc	107,563
657,428		Cisco Systems, Inc	11,544,435
600		Cognex Corp	18,768
2,642	*	Comverge, Inc	10,198
25,575	*	Cray, Inc	171,864
1,600		CTS Corp	17,584
2,095		Daktronics, Inc	22,479
412,641	*	Dell, Inc	6,400,062
440	*	DG FastChannel, Inc	16,100
1,190	*	DTS, Inc	52,431

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

326,654	*	EMC Corp	$9,257,374
16,951	*	Finisar Corp	476,154
274,490		Hewlett-Packard Co	11,081,161
1,209	*	Infinera Corp	9,454
4,807		InterDigital, Inc	222,516
1,629	*	Intermec, Inc	18,701
3,282	*	Intevac, Inc	40,139
350	*	Itron, Inc	19,051
9,064	*	Lexmark International, Inc (Class A)	292,314
212		Littelfuse, Inc	13,189
436		Molex, Inc	11,772
64,854	*	Motorola, Inc	2,975,501
417		National Instruments Corp	12,652
31,057	*	NetApp, Inc	1,614,343
378	*	Netgear, Inc	15,782
14,946	*	Oplink Communications, Inc	295,931
8,912		Plantronics, Inc	330,368
281	*	Plexus Corp	10,254
12,585	*	Polycom, Inc	752,960
42,262	*	Power-One, Inc	349,083
14,710	*	QLogic Corp	264,486
194,965	*	Quantum Corp	619,989
17,622	*	Radisys Corp	155,250
610	*	Rofin-Sinar Technologies, Inc	26,419
1,215	*	Seachange International, Inc	13,013
72,485		Seagate Technology, Inc	1,277,186
9,704	*	Smart Modular Technologies WWH, Inc	88,695
12,046	*	STEC, Inc	252,002
1,289	*	Super Micro Computer, Inc	21,990
1,597		Sycamore Networks, Inc	39,127
3,960	*	Synaptics, Inc	112,543
533	*	Tech Data Corp	28,318
7,020	*	Tekelec	58,617
45,630		Tellabs, Inc	224,500
8,289	*	Trimble Navigation Ltd	388,256
3,218	*	TTM Technologies, Inc	61,528
455	*	Universal Display Corp	24,998
251,434		Xerox Corp	2,536,969

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	53,622,685

TELECOMMUNICATION SERVICES - 2.1%
33,496		Alaska Communications Systems Group, Inc	323,906
84,438	*	American Tower Corp (Class A)	4,416,953
161,248		CenturyTel, Inc	6,575,693
18,787	*	Cincinnati Bell, Inc	56,173
19,271	*	Crown Castle International Corp	825,955
363,717		Frontier Communications Corp	3,007,940
68,945	*	MetroPCS Communications, Inc	1,160,344
38,685	*	NII Holdings, Inc (Class B)	1,608,522
17,213	*	PAETEC Holding Corp	61,967
2,480	*	SBA Communications Corp (Class A)	95,802
729,337	*	Sprint Nextel Corp	3,777,966

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

938		Telephone & Data Systems, Inc	$31,479
13,046	*	tw telecom inc (Class A)	281,011
485	*	US Cellular Corp	23,881
178,473		Windstream Corp	2,286,239

		TOTAL TELECOMMUNICATION SERVICES	24,533,831

TRANSPORTATION - 3.0%
98,456	*	Airtran Holdings, Inc	739,405
3,117		Alexander & Baldwin, Inc	164,266
158		Allegiant Travel Co	7,089
5,752		CH Robinson Worldwide, Inc	461,195
85,117		CSX Corp	6,697,857
88,123	*	Delta Air Lines, Inc	914,717
4,680	*	Dollar Thrifty Automotive Group, Inc	322,592
5,668		Expeditors International Washington, Inc	307,602
65,492		FedEx Corp	6,265,620
931	*	Genesee & Wyoming, Inc (Class A)	57,703
436		Heartland Express, Inc	7,521
409	*	Hub Group, Inc (Class A)	16,475
218		J.B. Hunt Transport Services, Inc	10,394
12,597	*	Kansas City Southern Industries, Inc	732,012
218	*	Kirby Corp	12,378
92,274		Norfolk Southern Corp	6,891,022
1,949		Ryder System, Inc	104,272
6,690		Skywest, Inc	110,586
135,888		Southwest Airlines Co	1,596,683
118,976		United Parcel Service, Inc (Class B)	8,919,631
318		Werner Enterprises, Inc	8,322

		TOTAL TRANSPORTATION	34,347,342

UTILITIES - 4.2%
32,667		Alliant Energy Corp	1,291,653
30,482		Aqua America, Inc	687,369
34,129		Atmos Energy Corp	1,190,761
400		California Water Service Group	15,088
42,905	*	Calpine Corp	718,659
55,466		Centerpoint Energy, Inc	1,031,668
5,106		CH Energy Group, Inc	273,784
88,403		Cleco Corp	3,102,945
98,612		Consolidated Edison, Inc	5,139,658
5,184		DTE Energy Co	261,948
88,433		Hawaiian Electric Industries, Inc	2,254,157
73,978		Idacorp, Inc	2,900,677
2,471		ITC Holdings Corp	175,268
6,753		Laclede Group, Inc	259,113
357		MDU Resources Group, Inc	8,529
12,624		MGE Energy, Inc	530,334
4,919		New Jersey Resources Corp	215,354
110,059		NextEra Energy, Inc	6,226,039
22,911		Nicor, Inc	1,269,957
140,645		NiSource, Inc	2,735,545
42,816		Northeast Utilities	1,524,250

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,667		Northwest Natural Gas Co	$215,802
26,751		NSTAR	1,238,571
94,784		NV Energy, Inc	1,439,769
169,934		Pepco Holdings, Inc	3,274,628
47,156		PG&E Corp	2,172,948
40,908		Piedmont Natural Gas Co, Inc	1,298,828
82,515		PPL Corp	2,263,386
3,360		SCANA Corp	139,507
44,263		Sempra Energy	2,438,891
5,698		SJW Corp	132,422
15,507		South Jersey Industries, Inc	890,877
5,153		Southwest Gas Corp	204,935
4,960		UIL Holdings Corp	157,827
14,518		WGL Holdings, Inc	573,751
7,754		Wisconsin Energy Corp	242,002
11,140		Xcel Energy, Inc	271,036

		TOTAL UTILITIES	48,767,936

		TOTAL COMMON STOCKS	1,150,415,142

		(Cost $953,967,404)

		TOTAL INVESTMENTS - 99.0%	1,150,415,142
		(Cost $953,967,404)
		OTHER ASSETS & LIABILITIES, NET - 1.0%	11,578,811

		NET ASSETS - 100.0%	$1,161,993,953

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s half-year period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: June 16, 2011	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification